UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23339

Name of Fund: BlackRock Funds V
BlackRock Core Bond Portfolio
BlackRock GNMA Portfolio
BlackRock High Yield Bond Portfolio
BlackRock Impact Mortgage Fund
BlackRock Income Fund
BlackRock Low Duration Bond Portfolio
BlackRock Sustainable High Yield Bond Fund
BlackRock Sustainable Low Duration Bond Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds V, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2024

Date of reporting period: 03/31/2024

Item 1 – Report to Stockholders
(a)  The Report to Shareholders is attached herewith.
             (b)  Not Applicable

March 31, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Semi-Annual Report
(Unaudited)
BlackRock Funds V
BlackRock Core Bond Portfolio
BlackRock High Yield Bond Portfolio
BlackRock Low Duration Bond Portfolio

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended March 31, 2024. Higher interest rates helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war has had a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks’
advance was slower but still robust. Meanwhile, international developed market equities also gained strongly, while emerging market stocks advanced at a more modest pace.
The 10-year U.S. Treasury yield rose during the reporting period, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove positive returns overall for 10-
year U.S. Treasuries and solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates twice during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for rapid interest rate cuts, as reflected in the ongoing rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S.
Treasuries and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock
.
com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of March 31, 2024
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
23.48% 29.88%
U.S. small cap equities
(Russell 2000
®
Index)
19.94 19.71
International equities (MSCI
Europe, Australasia, Far
East Index)
16.81 15.32
Emerging market equities
(MSCI Emerging Markets
Index)
10.42 8.15
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
2.68 5.24
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
4.88 (2.44)
U.S. investment
grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
5.99 1.70
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
7.48 3.13
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
8.73 11.15
This Page is not Part of Your Fund Report
2

Page
3
The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of March 31, 2024
2024
BlackRock Semi-Annual Report to Shareholders
4
BlackRock Core Bond Portfolio
Investment Objective
BlackRock Core Bond Portfolio’s (the “Fund”) investment objective is to seek to realize a total return that exceeds that of the reference benchmark.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended March 31, 2024, the Fund’s Class K and Institutional shares outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, while its Class R, Investor A, and Investor C shares underperformed its benchmark.
What factors influenced performance?
Holdings of structured products, agency mortgage-backed securities (“MBS”) and investment grade corporate bonds contributed positively to the Fund’s performance relative to the benchmark for the reporting period.
The Fund’s active positioning with respect to duration (and corresponding sensitivity to interest rate changes) and positioning along the yield curve detracted from relative performance over the period. The Fund’s currency exposures also weighed on relative return.
Describe recent portfolio activity.
As the market narrative shifted to a dovish Fed in late 2023, the Fund reduced duration to an underweight primarily in the front-end of the curve as rates declined. This shift was based on the view that the market was pricing in rate cuts too early based on the strength of the U.S. economy. This was coupled with an overweight in the middle and back-end of the curve on the view the curve could flatten from there. The Fund selectively increased exposure to U.S. investment grade corporate bonds while maintaining an overweight in agency MBS. The Fund remained patient around top-of-the-capital-structure segments of the structured product market including industrials, multi-family, hotels, and select office properties within commercial mortgage-backed securities as well as higher quality collateralized loan obligations with structural protections, while being cautious in non-agency residential MBS given declining fundamentals and technical headwinds.
As the first quarter of 2024 progressed, the Fund reduced exposure to the middle and back-end of the curve as economic data remained resilient and rates moved higher.
By the end of the quarter, the Fund was overweight in the front end of the curve and underweight the belly and back-end on the view that the curve would steepen on stickier inflation and increased Treasury issuance. The Fund reduced exposure to U.S. investment grade corporate bonds as spreads tightened, while slightly trimming agency MBS exposure as well. The Fund added a modest allocation to emerging market bonds, generally favoring local rate exposure in select Latin American countries, while maintaining its securitized asset exposure.
Describe portfolio positioning at period end.
At the end of the reporting period, the Fund was overweight the front end of the yield curve on the view that the market was overly optimistic regarding the pace of interest rate declines. The Fund was underweight U.S. investment grade corporate bonds given tight spread levels. The Fund held a meaningful allocation to securitized assets with a focus on the most protected structures, as well as a modest allocation to emerging markets.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Performance
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
The Fund normally invests at least 80% of its assets in bonds and maintains an average portfolio duration that is within ±20% of the duration of the Bloomberg U.S. Aggregate Bond Index (the
“benchmark”). On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Core Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds
II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
N/A – Not applicable as share class and Index do not have a sales charge.
Past performance is not an indication of future results.
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .............. 4.41% 4.30% 6.05% 1.51% N/A 0.55% N/A 1.62% N/A
Investor A ............... 4.00 3.90 5.91 1.26 (2.79)% 0.28 (0.54)% 1.34 0.93%
Investor C ............... 3.41 3.34 5.54 0.49 (0.48) (0.48) (0.48) 0.73 0.73
Class K ................ 4.46 4.42 6.20 1.57 N/A 0.60 N/A 1.67 N/A
Class R ................ 3.91 3.70 5.78 0.89 N/A 0.03 N/A 1.08 N/A
Bloomberg U.S. Aggregate
Bond Index
(c)
............ — — 5.99 1.70 N/A 0.36 N/A 1.54 N/A

Fund Summary
as of March 31, 2024 (continued)
5
Fund Summary
BlackRock Core Bond Portfolio
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,060.50 $ 2.27 $ 1,000.00 $ 1,022.80 $ 2.23 0.44%
Investor A ................................ 1,000.00 1,059.10 3.55 1,000.00 1,021.55 3.49 0.69
Investor C ................................ 1,000.00 1,055.40 7.40 1,000.00 1,017.80 7.26 1.44
Class K .................................. 1,000.00 1,062.00 2.01 1,000.00 1,023.05 1.97 0.39
Class R .................................. 1,000.00 1,057.80 4.84 1,000.00 1,020.30 4.75 0.94
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Government Sponsored Agency Securities ............ 33.8%
U.S. Treasury Obligations ........................... 30.2
Corporate Bonds ................................. 21.3
Asset-Backed Securities ............................ 6.4
Non-Agency Mortgage-Backed Securities ................ 5.0
Foreign Government Obligations ...................... 2.3
Municipal Bonds ................................. 0.6
Foreign Agency Obligations .......................... 0.4
Floating Rate Loan Interests ......................... 0.0
(b)
Other Interests .................................. 0.0
(b)
CREDIT QUALITY ALLOCATION
Credit Rating
(c)
Percent of
Total Investments
(a)
AAA/Aaa
(d)
...................................... 71.1%
AA/Aa ......................................... 2.7
A ............................................. 9.5
BBB/Baa ....................................... 14.8
BB/Ba ......................................... 0.3
B ............................................ 0.0
(b)
CCC/Caa ....................................... 0.0
(b)
NR ........................................... 1.6
(a)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)
Represents less than 0.1% of the Fund's total investments.
(c)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.

Fund Summary
as of March 31, 2024
2024
BlackRock Semi-Annual Report to Shareholders
6
BlackRock High Yield Bond Portfolio
Investment Objective
BlackRock High Yield Bond Portfolio’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.
On May 3, 2024, the Board approved a proposal to change the name of BlackRock High Yield Bond Portfolio to BlackRock High Yield Portfolio and certain changes to the
Fund’s investment strategy. These changes will become effective on August 5, 2024.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended March 31, 2024, all of the Fund’s share classes outperformed its benchmark, the Bloomberg U.S. Corporate High Yield 2% Issuer Capped
Index, with the exception of its Class R and Investor C shares which underperformed.
What factors influenced performance?
The Fund’s out-of-benchmark position in investment-grade corporate bonds contributed to performance, as did an underweight in the cable and satellite sector. The combination of positive security selection and an overweight position in the banking sector helped results, as well.
The Fund used derivatives, including credit default swaps, index credit default swaps, and index futures, to add or reduce the portfolio’s risk exposure or express credit views.
The use of derivatives linked to high-yield indexes contributed to performance during the reporting period.
On the other hand, an underweight in retailers detracted. The Fund was also hurt by the combination of an underweight position and security selection in healthcare. An underweight in CC rated issues was a further detractor, as was an overweight in bank loans.
Describe recent portfolio activity.
The Fund maintained a steady weighting of approximately 84% in high yield bonds. It slightly increased the allocation to bank loans to 9% as of reporting period end. In addition, the fund increased the Fund’s position in derivatives linked to the high yield market.
Describe portfolio positioning at period end.
The Fund was underweight in BB rated issues, overweight in those rated B, and market-weight in CCCs. It had a weighting of 5% in investment-grade, BBB rated issues.
Information technology, insurance, and aerospace and defense were the leading sector overweights. The largest underweights included the retail, cable and satellite, and electric utilities sectors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Performance
N/A – Not applicable as share class and Index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .............. 7.03% 7.02% 9.00% 11.53% N/A 4.56% N/A 4.45% N/A
Service ................ 6.75 6.74 9.00 11.22 N/A 4.30 N/A 4.16 N/A
Investor A ............... 6.41 6.39 8.81 11.14 6.70% 4.24 3.39% 4.11 3.68%
Investor C ............... 6.03 6.02 8.45 10.42 9.42 3.54 3.54 3.51 3.51
Class K ................ 7.14 7.12 9.21 11.80 N/A 4.70 N/A 4.55 N/A
Class R ................ 6.44 6.43 8.68 10.88 N/A 3.98 N/A 3.81 N/A
Bloomberg U.S. Corporate
High Yield 2% Issuer Capped
Index
(c)
................ — — 8.73 11 . 15 N/A 4.19 N/A 4.44 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
The Fund invests primarily in non-investment grade bonds with maturities of ten years or less. The Fund normally invests at least 80% of its assets in high yield bonds. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock High Yield Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization
(the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
An unmanaged index comprised of issuers that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and no issuer represents more than 2% of the index.

Fund Summary
as of March 31, 2024 (continued)
7
Fund Summary
BlackRock High Yield Bond Portfolio
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,090.00 $ 2.98 $ 1,000.00 $ 1,022.15 $ 2.88 0.57%
Service .................................. 1,000.00 1,090.00 4.44 1,000.00 1,020.75 4.29 0.85
Investor A ................................ 1,000.00 1,088.10 4.85 1,000.00 1,020.35 4.70 0.93
Investor C ................................ 1,000.00 1,084.50 8.23 1,000.00 1,017.10 7.97 1.58
Class K .................................. 1,000.00 1,092.10 2.46 1,000.00 1,022.65 2.38 0.47
Class R .................................. 1,000.00 1,086.80 6.05 1,000.00 1,019.20 5.86 1.16
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 87.4%
Floating Rate Loan Interests ........................... 7.7
Investment Companies ............................... 2.1
Fixed Rate Loan Interests ............................. 1.0
Preferred Securities ................................. 0.9
Common Stocks ................................... 0.7
Foreign Agency Obligations ............................ 0.1
Asset-Backed Securities .............................. 0.1
Other Interests .................................... 0.0
(b)
CREDIT QUALITY ALLOCATION
Credit Rating
(c)
Percent of
Total Investments
(a)
AA/Aa ......................................... 0.2%
A ............................................. 0.8
BBB/Baa ....................................... 6.2
BB/Ba ......................................... 35.8
B ............................................ 43.3
CCC/Caa ....................................... 9.3
D ............................................ 0.0
(b)
NR ........................................... 4.4
(a)
Excludes short-term securities, options purchased and options written and investments sold short.
(b)
Represents less than 0.1% of the Fund's total investments.
(c)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Fund Summary
as of March 31, 2024
2024
BlackRock Semi-Annual Report to Shareholders
8
BlackRock Low Duration Bond Portfolio
Investment Objective
BlackRock Low Duration Bond Portfolio’s (the “Fund”) investment objective is to seek total return in excess of the reference benchmark in a manner that is consistent with preservation of capital.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended March 31, 2024, all of the Fund’s share classes outperformed its benchmark, the ICE BofA 1-3 Year U.S. Corporate & Government Index.
What factors influenced performance?
Positive contributions to the Fund's performance relative to the benchmark were led by allocations to sectors that trade at a yield spread relative to U.S. Treasuries, including both investment grade and high yield corporate bonds. Within securitized assets, exposure to asset-backed securities (“ABS”), commercial mortgage-backed securities (“CMBS”), agency residential mortgage-backed securities (“MBS”) and non-agency MBS proved additive. The Fund’s stance with respect to overall duration (and corresponding interest rate sensitivity) and positioning along the yield curve also contributed.
The main detractors from the Fund’s relative performance were allocations to emerging market bonds and non-U.S. developed market sovereign issues.
Describe recent portfolio activity.
Within investment grade corporate bonds, early in the period the Fund favored industrial issues, particularly consumer cyclicals. The Fund also took advantage of select opportunities in financials, with a focus on larger well-capitalized institutions. As spreads tightened, the Fund reduced its corporate exposure and realized gains. Within securitized assets, the Fund favored high quality consumer-oriented ABS collateralized by autos, credit cards, and private student loans, trading tactically by reducing risk in high performing sectors while remaining constructive on private student loans. The Fund slightly decreased its already modest allocation to CMBS as the sector faces fundamental challenges posed by the high interest rate environment and the lingering impact of the pandemic. The Fund added to its agency MBS allocation on attractive valuations as regional banks liquidated their MBS holdings and as the sector underperformed other spread sectors with the rise in interest rates, before trimming the position as spreads drifted tighter, taking profits on the trade.
Describe portfolio positioning at period end.
At period end, the Fund was positioned with a slightly above-benchmark duration bias given the move higher in interest rates seen following more hawkish Fed rhetoric.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Performance
N/A – Not applicable as share class and Index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .............. 4.67% 4.62% 4.07% 4.66% N/A 1.52% N/A 1.60% N/A
Investor A ............... 4.32 4.27 3.94 4.51 2.16% 1.29 0.83% 1.33 1.10%
Investor A1 .............. 4.57 4.45 4.02 4.67 N/A 1.44 N/A 1.50 N/A
Investor C ............... 3.67 3.62 3.55 3.73 2.73 0.53 0.53 0.73 0.73
Class K ................ 4.72 4.69 4.21 4.83 N/A 1.59 N/A 1.66 N/A
Class R ................ 4.16 3.98 3.81 4.25 N/A 1.03 N/A 1.08 N/A
ICE BofA 1-3 Year U.S.
Corporate & Government
Index
(c)
................ — — 3.11 3.56 N/A 1.37 N/A 1.30 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
The Fund invests primarily in investment grade bonds and maintains an average portfolio duration that is between 0-3 years. The Fund normally invests at least 80% of its assets in debt securities. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Low Duration Bond Portfolio (the “Predecessor Fund”), a series of BlackRock
Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
An unmanaged index comprised of investment grade corporate bonds and U.S. Government Agency and U.S. Treasury securities with a maturity ranging from one to three years. On December
1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 1-3 Year U.S. Corporate & Government Index (the "Index"). Index data prior to March 1, 2021 is for the Index's standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December
1, 2023 reflect the Index's new standard pricing time of 4pm. The change of the Index's standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Fund Summary
as of March 31, 2024 (continued)
9
Fund Summary
BlackRock Low Duration Bond Portfolio
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,040.70 $ 2.09 $ 1,000.00 $ 1,022.95 $ 2.07 0.41%
Investor A ................................ 1,000.00 1,039.40 3.37 1,000.00 1,021.70 3.34 0.66
Investor A1 ............................... 1,000.00 1,040.20 2.60 1,000.00 1,022.45 2.58 0.51
Investor C ................................ 1,000.00 1,035.50 7.18 1,000.00 1,017.95 7.11 1.41
Class K .................................. 1,000.00 1,042.10 1.84 1,000.00 1,023.20 1.82 0.36
Class R .................................. 1,000.00 1,038.10 4.64 1,000.00 1,020.45 4.60 0.91
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 35.9%
U.S. Treasury Obligations ............................. 22.8
Asset-Backed Securities .............................. 18.9
Non-Agency Mortgage-Backed Securities .................. 10.8
U.S. Government Sponsored Agency Securities .............. 10.3
Foreign Agency Obligations ............................ 1.2
Floating Rate Loan Interests ........................... 0.1
CREDIT QUALITY ALLOCATION
Credit Rating
(b)
Percent of
Total Investments
(a)
AAA/ Aaa
(c)
...................................... 55.0%
AA/Aa ......................................... 4.1
A ............................................. 13.3
BBB/Baa ....................................... 19.5
BB/Ba ......................................... 1.6
B ............................................ 1.3
CCC/ Caa ....................................... 0.0
(d)
D ............................................ 0.0
(d)
NR ........................................... 5.2
(a)
Excludes short-term securities and TBA sale commitments.
(b)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.
(d)
Represents less than 0.1% of the Fund's total investments.

The Benefits and Risks of Leveraging
2024
BlackRock Semi-Annual Report to Shareholders
10
The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund’s shareholders, and the value of these portfolio holdings is reflected in each Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.

About Fund Performance
11
About Fund Performance
Institutional and Class K Shares  are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.
Service Shares (available only in BlackRock High Yield Bond Portfolio) are not subject to any sales charge. These shares are subject to a service fee of 0.25% per year (but no distribution fee) and are only available to certain eligible investors.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% for all funds included in this report, except for BlackRock Low Duration Bond
Portfolio which is subject to an initial sales charge of 2.25%. These shares are subject to a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor A1 Shares  (available only in BlackRock Low Duration Bond Portfolio) are subject to a maximum initial sales charge (front-end load) of 1.00% and a service fee of
0.10% per year (but no distribution fee). The maximum initial sales charge does not apply to current eligible shareholders of Investor A1 Shares of the Fund. These shares are only available for dividend and capital gain reinvestment by existing shareholders and for purchase by certain eligible employer-sponsored retirement plans. Certain redemption of these shares may be subject to a CDSC where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through the reinvestment of dividends and capital gains by existing shareholders.
Investor C Shares  are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75 % per year and a service fee of  0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of  0.25 % per year and a service fee of  0.25 % per year. These shares are available only to certain employer-sponsored retirement plans.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at NAV on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses
2024
BlackRock Semi-Annual Report to Shareholders
12
Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown
(which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
(unaudited)
March 31, 2024
BlackRock Core Bond Portfolio
Schedules of Investments
13
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
522 Funding CLO Ltd.
(a)(b)
Series 2019-4A, Class DR, (3-mo. CME
Term SOFR at 3.65% Floor + 3.91%),
9.23%, 04/20/30 ................ USD 470 $ 463,332
Series 2019-5A, Class AR, (3-mo. CME
Term SOFR at 1.33% Floor + 1.33%),
6.64%, 04/15/35 ................ 250 250,127
ACREC LLC, Series 2023-FL2, Class A, (1-mo.
CME Term SOFR at 2.23% Floor + 2.23%),
7.56%, 02/19/38
(a) (b)
................ 1,060 1,059,432
AGL CLO 12 Ltd., Series 2021-12A, Class A1,
(3-mo. CME Term SOFR at 1.16% Floor +
1.42%), 6.74%, 07/20/34
(a) (b)
.......... 1,730 1,730,969
AGL CLO 14 Ltd., Series 2021-14A, Class A,
(3-mo. CME Term SOFR at 1.15% Floor +
1.41%), 6.73%, 12/02/34
(a) (b)
.......... 1,530 1,530,853
AGL CLO 7 Ltd.
(a)(b)
Series 2020-7A, Class AR, (3-mo. CME
Term SOFR at 1.20% Floor + 1.46%),
6.78%, 07/15/34 ................ 540 540,340
Series 2020-7A, Class DR, (3-mo. CME
Term SOFR at 3.10% Floor + 3.36%),
8.68%, 07/15/34 ................ 250 249,589
AGL Core CLO 15 Ltd., Series 2021-15A, Class
A1, (3-mo. CME Term SOFR at 1.15% Floor
+ 1.41%), 6.73%, 01/20/35
(a) (b)
......... 250 250,090
AGL Core CLO 2 Ltd., Series 2019-2A, Class
A1, (3-mo. CME Term SOFR at 1.39% Floor
+ 1.65%), 6.97%, 04/20/32
(a) (b)
......... 1,320 1,320,902
AGL Core CLO 4 Ltd., Series 2020-4A, Class
A1R, (3-mo. CME Term SOFR at 1.07%
Floor + 1.33%), 6.65%, 04/20/33
(a) (b)
..... 920 920,204
AIMCO CLO, Series 2017-AA, Class CR,
(3-mo. CME Term SOFR at 2.10% Floor +
2.36%), 7.68%, 04/20/34
(a) (b)
.......... 250 250,022
Ajax Mortgage Loan Trust, Series 2021-C,
Class A, 2.12%, 01/25/61
(b) (c)
.......... 5,728 5,555,208
Allegro CLO II-S Ltd., Series 2014-1RA, Class
A1, (3-mo. CME Term SOFR at 1.08% Floor
+ 1.34%), 6.66%, 10/21/28
(a) (b)
......... 312 312,284
ALM Ltd., Series 2020-1A, Class A2, (3-mo.
CME Term SOFR + 2.11%), 7.43%,
10/15/29
(a) (b)
..................... 1,660 1,664,314
AMMC CLO 22 Ltd., Series 2018-22A, Class B,
(3-mo. CME Term SOFR at 1.45% Floor +
1.71%), 7.04%, 04/25/31
(a) (b)
.......... 250 249,828
AMSR Trust, Series 2020-SFR2, Class D,
3.28%, 07/17/37
(b)
................. 557 536,430
Anchorage Capital CLO 16 Ltd., Series 2020-
16A, Class A1R, (3-mo. CME Term SOFR at
1.20% Floor + 1.46%), 6.77%, 01/19/35
(a) (b)
250 249,205
Anchorage Capital CLO 17 Ltd., Series 2021-
17A, Class A1, (3-mo. CME Term SOFR at
1.17% Floor + 1.43%), 6.75%, 07/15/34
(a) (b)
2,495 2,494,945
Anchorage Capital CLO 3-R Ltd., Series 2014-
3RA, Class B, (3-mo. CME Term SOFR at
1.50% Floor + 1.76%), 7.08%, 01/28/31
(a) (b)
1,040 1,038,868
Anchorage Capital CLO 4-R Ltd., Series 2014-
4RA, Class A, (3-mo. CME Term SOFR at
1.05% Floor + 1.31%), 6.63%, 01/28/31
(a) (b)
613 610,859
Anchorage Capital CLO 6 Ltd.
(a)(b)
Series 2015-6A, Class AR3, (3-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
6.48%, 04/22/34 ................ 1,220 1,220,000
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2015-6A, Class ARR, (3-mo. CME
Term SOFR at 1.05% Floor + 1.31%),
6.63%, 07/15/30 ................ USD 573 $ 572,730
Anchorage Capital CLO 7 Ltd.
(a)(b)
Series 2015-7A, Class AR2, (3-mo. CME
Term SOFR at 1.09% Floor + 1.35%),
6.67%, 01/28/31 ................ 778 772,732
Series 2015-7A, Class BR2, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.33%, 01/28/31 ................ 1,640 1,644,906
Series 2015-7A, Class D1R2, (3-mo. CME
Term SOFR at 3.50% Floor + 3.76%),
9.08%, 01/28/31 ................ 250 249,492
Anchorage Capital CLO 8 Ltd., Series 2016-8A,
Class BR2, (3-mo. CME Term SOFR at
1.80% Floor + 2.06%), 7.38%, 10/27/34
(a) (b)
650 647,406
Anchorage Capital CLO Ltd.
(a)(b)
Series 2013-1A, Class A1R, (3-mo. CME
Term SOFR + 1.51%), 6.83%, 10/13/30 . 336 335,109
Series 2018-1RA, Class A1, (3-mo. CME
Term SOFR at 1.25% Floor + 1.25%),
6.57%, 04/13/31 ................ 1,835 1,830,467
Anchorage Capital Europe CLO 2 DAC, Series
2A, Class B1R, (3-mo. EURIBOR at 1.60%
Floor + 1.60%), 5.54%, 04/15/34
(a) (b)
..... EUR 272 288,609
Apidos CLO XII, Series 2013-12A, Class AR,
(3-mo. CME Term SOFR at 1.08% Floor +
1.34%), 6.66%, 04/15/31
(a) (b)
.......... USD 4,554 4,557,424
Apidos CLO XV, Series 2013-15A, Class A1RR,
(3-mo. CME Term SOFR at 1.01% Floor +
1.27%), 6.59%, 04/20/31
(a) (b)
.......... 450 450,370
Apidos CLO XVIII, Series 2018-18A, Class AR,
(3-mo. CME Term SOFR at 1.15% Floor +
1.15%), 6.47%, 10/22/30
(a) (b)
.......... 350 352,655
Apidos CLO XX, Series 2015-20A, Class A1RA,
(3-mo. CME Term SOFR at 1.10% Floor +
1.36%), 6.68%, 07/16/31
(a) (b)
.......... 238 238,331
Apidos CLO XXII
(a)(b)
Series 2015-22A, Class A2R, (3-mo. CME
Term SOFR at 1.50% Floor + 1.76%),
7.08%, 04/20/31 ................ 250 249,881
Series 2015-22A, Class CR, (3-mo. CME
Term SOFR at 2.95% Floor + 3.21%),
8.53%, 04/20/31 ................ 250 250,801
Aqua Finance Trust, Series 2021-A, Class A,
1.54%, 07/17/46
(b)
................. 68 61,207
Arbor Realty Commercial Real Estate Notes
Ltd.
(a)(b)
Series 2021-FL1, Class A, (1-mo. CME Term
SOFR at 0.97% Floor + 1.08%), 6.41%,
12/15/35 ..................... 98 97,398
Series 2022-FL1, Class A, (SOFR 30 day
Average at 1.45% Floor + 1.45%), 6.77%,
01/15/37 ..................... 10,208 10,147,385
Series 2022-FL2, Class A, (1-mo. CME Term
SOFR at 1.90% Floor + 1.85%), 7.18%,
05/15/37 ..................... 1,450 1,446,382
AREIT LLC, Series 2023-CRE8, Class A,
(1-mo. CME Term SOFR at 2.21% Floor +
2.11%), 7.44%, 08/17/41
(a) (b)
.......... 593 588,780
Ares European CLO XII DAC, Series 12A,
Class B1R, (3-mo. EURIBOR at 1.70% Floor
+ 1.70%), 5.67%, 04/20/32
(a) (b)
......... EUR 297 316,745
Ares LII CLO Ltd., Series 2019-52A, Class A1R,
(3-mo. CME Term SOFR at 1.05% Floor +
1.31%), 6.63%, 04/22/31
(a) (b)
.......... USD 1,770 1,771,208

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Core Bond Portfolio
14
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Ares LIX CLO Ltd., Series 2021-59A, Class A,
(3-mo. CME Term SOFR at 1.03% Floor +
1.29%), 6.62%, 04/25/34
(a) (b)
.......... USD 250 $ 249,698
Ares LVI CLO Ltd., Series 2020-56A, Class AR,
(3-mo. CME Term SOFR at 1.16% Floor +
1.42%), 6.75%, 10/25/34
(a) (b)
.......... 410 410,306
Ares XLVIII CLO Ltd., Series 2018-48A, Class
B, (3-mo. CME Term SOFR at 1.58% Floor +
1.84%), 7.16%, 07/20/30
(a) (b)
.......... 250 249,870
Ares XXXVII CLO Ltd., Series 2015-4A, Class
A1R, (3-mo. CME Term SOFR at 1.17%
Floor + 1.43%), 6.75%, 10/15/30
(a) (b)
..... 238 238,094
Armada Euro CLO III DAC, Series 3A, Class
DR, (3-mo. EURIBOR at 3.30% Floor +
3.30%), 7.24%, 07/15/31
(a) (b)
.......... EUR 287 309,017
Assurant CLO Ltd., Series 2018-2A, Class A,
(3-mo. CME Term SOFR at 1.04% Floor +
1.30%), 6.62%, 04/20/31
(a) (b)
.......... USD 193 193,536
Atrium IX, Series 9A, Class AR2, (3-mo. CME
Term SOFR at 0.99% Floor + 1.25%),
6.59%, 05/28/30
(a) (b)
................ 955 955,505
Avoca CLO XVIII DAC, Series 18X, Class C,
(3-mo. EURIBOR at 1.75% Floor + 1.75%),
5.69%, 04/15/31
(a) (d)
................ EUR 100 107,432
Avoca CLO XXII DAC, Series 22X, Class B1,
(3-mo. EURIBOR at 1.30% Floor + 1.30%),
5.24%, 04/15/35
(a) (d)
................ 200 210,556
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2017-1A, Class BR, (3-mo. CME
Term SOFR at 1.50% Floor + 1.76%),
7.08%, 07/20/30 ................ USD 250 249,729
Series 2018-2A, Class A1, (3-mo. CME Term
SOFR at 1.08% Floor + 1.34%), 6.65%,
07/19/31 ..................... 304 303,057
Series 2018-2A, Class B, (3-mo. CME Term
SOFR at 1.60% Floor + 1.86%), 7.17%,
07/19/31 ..................... 250 249,131
Series 2021-3A, Class D, (3-mo. CME Term
SOFR at 3.10% Floor + 3.36%), 8.68%,
07/24/34 ..................... 250 240,334
Bardot CLO Ltd., Series 2019-2A, Class DR,
(3-mo. CME Term SOFR at 3.00% Floor +
3.26%), 8.58%, 10/22/32
(a) (b)
.......... 250 249,679
Barings CLO Ltd.
(a)(b)
Series 2015-IA, Class BR, (3-mo. CME Term
SOFR at 1.40% Floor + 1.66%), 6.98%,
01/20/31 ..................... 250 249,920
Series 2018-3A, Class A1, (3-mo. CME Term
SOFR at 0.95% Floor + 1.21%), 6.53%,
07/20/29 ..................... 60 59,593
Series 2019-3A, Class A1R, (3-mo. CME
Term SOFR at 1.07% Floor + 1.33%),
6.65%, 04/20/31 ................ 250 250,164
Battalion CLO 18 Ltd., Series 2020-18A, Class
BR, (3-mo. CME Term SOFR at 1.75% Floor
+ 2.01%), 7.33%, 10/15/36
(a) (b)
......... 375 373,134
Battalion CLO VIII Ltd.
(a)(b)
Series 2015-8A, Class A1R2, (3-mo. CME
Term SOFR at 1.07% Floor + 1.33%),
6.63%, 07/18/30 ................ 1,015 1,015,742
Series 2015-8A, Class A2R2, (3-mo. CME
Term SOFR at 1.55% Floor + 1.81%),
7.11%, 07/18/30 ................ 666 666,007
Battalion CLO XI Ltd., Series 2017-11A, Class
BR, (3-mo. CME Term SOFR at 1.72% Floor
+ 1.98%), 7.30%, 04/24/34
(a) (b)
......... 250 248,345
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Battalion CLO XX Ltd., Series 2021-20A, Class
A, (3-mo. CME Term SOFR at 1.18% Floor +
1.44%), 6.76%, 07/15/34
(a) (b)
.......... USD 1,000 $ 999,925
BDS LLC, Series 2022-FL11, Class ATS, (1-mo.
CME Term SOFR at 1.80% Floor + 1.80%),
7.13%, 03/19/39
(a) (b)
................ 1,697 1,687,513
BDS Ltd., Series 2021-FL7, Class A, (1-mo.
CME Term SOFR at 1.07% Floor + 1.18%),
6.51%, 06/16/36
(a) (b)
................ 5,637 5,612,947
Benefit Street Partners CLO V-B Ltd., Series
2018-5BA, Class A1A, (3-mo. CME Term
SOFR at 1.09% Floor + 1.35%), 6.67%,
04/20/31
(a) (b)
..................... 870 870,251
Benefit Street Partners CLO XII Ltd., Series
2017-12A, Class B, (3-mo. CME Term SOFR
+ 2.26%), 7.58%, 10/15/30
(a) (b)
......... 310 310,249
BHG Securitization Trust, Series 2022-C, Class
B, 5.93%, 10/17/35
(b)
............... 302 299,162
Birch Grove CLO 2 Ltd., Series 2021-2A, Class
A1, (3-mo. CME Term SOFR at 1.26% Floor
+ 1.52%), 6.83%, 10/19/34
(a) (b)
......... 250 249,643
Birch Grove CLO Ltd.
(a)(b)
Series 19A, Class CR, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 7.79%,
06/15/31 ..................... 250 250,007
Series 19A, Class DR, (3-mo. CME Term
SOFR at 3.35% Floor + 3.61%), 8.94%,
06/15/31 ..................... 250 249,532
BlueMountain CLO Ltd.
(a)(b)
Series 2013-2A, Class A1R, (3-mo. CME
Term SOFR at 1.18% Floor + 1.44%),
6.76%, 10/22/30 ................ 1,013 1,013,597
Series 2015-3A, Class A1R, (3-mo. CME
Term SOFR at 1.00% Floor + 1.26%),
6.58%, 04/20/31 ................ 215 215,648
BlueMountain CLO XXII Ltd., Series 2018-22A,
Class B, (3-mo. CME Term SOFR at 1.50%
Floor + 1.76%), 7.08%, 07/15/31
(a) (b)
..... 870 870,271
BlueMountain CLO XXIII Ltd., Series 2018-23A,
Class B, (3-mo. CME Term SOFR at 1.70%
Floor + 1.96%), 7.28%, 10/20/31
(a) (b)
..... 250 249,906
BlueMountain CLO XXIX Ltd., Series 2020-29A,
Class BR, (3-mo. CME Term SOFR at 1.75%
Floor + 2.01%), 7.34%, 07/25/34
(a) (b)
..... 250 250,027
BlueMountain CLO XXVIII Ltd., Series 2021-
28A, Class A, (3-mo. CME Term SOFR at
1.26% Floor + 1.52%), 6.84%, 04/15/34
(a) (b)
130 130,055
BlueMountain Euro CLO DAC, Series 2021-2A,
Class B1, (3-mo. EURIBOR at 1.75% Floor
+ 1.75%), 5.69%, 10/15/35
(a) (b)
......... EUR 660 700,333
BPCRE Ltd., Series 2022-FL2, Class A, (1-mo.
CME Term SOFR at 2.40% Floor + 2.40%),
7.73%, 01/16/37
(a) (b)
................ USD 516 515,308
Bridge Street CLO II Ltd., Series 2021-1A,
Class A1A, (3-mo. CME Term SOFR at
1.23% Floor + 1.49%), 6.81%, 07/20/34
(a) (b)
250 250,188
Bristol Park CLO Ltd., Series 2016-1A, Class
BR, (3-mo. CME Term SOFR at 1.45% Floor
+ 1.71%), 7.03%, 04/15/29
(a) (b)
......... 250 250,324
Buttermilk Park CLO Ltd., Series 2018-1A,
Class A1, (3-mo. CME Term SOFR at 1.10%
Floor + 1.36%), 6.68%, 10/15/31
(a) (b)
..... 247 247,302
Canyon Capital CLO Ltd., Series 2019-1A,
Class A1R, (3-mo. CME Term SOFR at
1.10% Floor + 1.36%), 6.68%, 04/15/32
(a) (b)
610 609,472

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Core Bond Portfolio
Schedules of Investments
15
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Canyon CLO Ltd., Series 2020-3A, Class B,
(3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 7.28%, 01/15/34
(a) (b)
.......... USD 350 $ 348,726
Carlyle C17 CLO Ltd., Series C17A, Class
A1AR, (3-mo. CME Term SOFR at 1.03%
Floor + 1.29%), 6.61%, 04/30/31
(a) (b)
..... 1,690 1,679,633
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-1A, Class A1R2, (3-mo. CME
Term SOFR at 0.97% Floor + 1.23%),
6.55%, 04/17/31
(a) (b)
................ 673 672,626
Carlyle US CLO Ltd.
(a)(b)
Series 2018-4A, Class B, (3-mo. CME Term
SOFR at 2.07% Floor + 2.33%), 7.65%,
01/20/31 ..................... 250 250,021
Series 2019-1A, Class A1AR, (3-mo. CME
Term SOFR at 1.08% Floor + 1.34%),
6.66%, 04/20/31 ................ 250 250,125
Series 2021-6A, Class A1, (3-mo. CME Term
SOFR at 1.16% Floor + 1.42%), 6.74%,
07/15/34 ..................... 800 800,684
CBAM Ltd., Series 2017-1A, Class A1, (3-
mo. CME Term SOFR + 1.51%), 6.83%,
07/20/30
(a) (b)
..................... 999 1,000,931
Cedar Funding II CLO Ltd.
(a)(b)
Series 2013-1A, Class ARR, (3-mo. CME
Term SOFR at 1.08% Floor + 1.34%),
6.66%, 04/20/34 ................ 710 709,267
Series 2013-1A, Class BRR, (3-mo. CME
Term SOFR at 1.35% Floor + 1.61%),
6.93%, 04/20/34 ................ 680 675,189
Cedar Funding VI CLO Ltd., Series 2016-6A,
Class ARR, (3-mo. CME Term SOFR at
1.05% Floor + 1.31%), 6.63%, 04/20/34
(a) (b)
3,930 3,930,000
Cedar Funding XI CLO Ltd., Series 2019-11A,
Class A2R, (3-mo. CME Term SOFR at
1.35% Floor + 1.61%), 6.95%, 05/29/32
(a) (b)
280 279,625
CIFC Funding 2017-I Ltd., Series 2017-1A,
Class BRR, (3-mo. CME Term SOFR at
2.05% Floor + 2.05%), 7.33%, 04/21/37
(a) (b)
340 339,574
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class BRR, (3-mo. CME
Term SOFR at 1.60% Floor + 1.86%),
7.18%, 04/27/31 ................ 250 249,716
Series 2014-2RA, Class B1, (3-mo. CME
Term SOFR at 2.80% Floor + 3.06%),
8.38%, 04/24/30 ................ 250 250,096
Series 2015-3A, Class BR, (3-mo. CME
Term SOFR at 1.15% Floor + 1.41%),
6.72%, 04/19/29 ................ 330 329,479
Series 2017-1A, Class ARR, (3-mo. CME
Term SOFR at 1.55% Floor + 1.55%),
6.83%, 04/21/37 ................ 1,190 1,190,567
Series 2018-1A, Class A, (3-mo. CME Term
SOFR + 1.26%), 6.56%, 04/18/31 .... 2,187 2,187,937
Series 2019-5A, Class A1R1, (3-mo. CME
Term SOFR at 1.14% Floor + 1.40%),
6.72%, 01/15/35 ................ 250 250,011
Series 2020-1A, Class A1R, (3-mo. CME
Term SOFR at 1.41% Floor + 1.41%),
6.73%, 07/15/36 ................ 300 300,120
Series 2020-1A, Class BR, (3-mo. CME
Term SOFR at 1.91% Floor + 1.91%),
7.23%, 07/15/36 ................ 740 740,659
Series 2020-3A, Class A1R, (3-mo. CME
Term SOFR at 1.39% Floor + 1.39%),
6.71%, 10/20/34 ................ 1,350 1,350,721
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-4A, Class A, (3-mo. CME Term
SOFR at 1.05% Floor + 1.31%), 6.63%,
07/15/33 ..................... USD 1,450 $ 1,451,106
Series 2021-5A, Class A, (3-mo. CME Term
SOFR at 1.14% Floor + 1.40%), 6.72%,
07/15/34 ..................... 330 330,631
Clontarf Park CLO DAC, Series 1X, Class CE,
(3-mo. EURIBOR at 3.05% Floor + 3.05%),
6.93%, 08/05/30
(a) (d)
................ EUR 390 420,838
Clover CLO LLC, Series 2018-1A, Class A1R,
(3-mo. CME Term SOFR at 1.12% Floor +
1.38%), 6.70%, 04/20/32
(a) (b)
.......... USD 280 280,421
College Avenue Student Loans LLC
(b)
Series 2021-B, Class B, 2.42%, 06/25/52 .. 186 162,466
Series 2021-B, Class C, 2.72%, 06/25/52 . 79 69,346
Series 2021-C, Class D, 4.11%, 07/26/55 . 100 88,331
CVC Cordatus Loan Fund IV DAC, Series 4X,
Class BR1, (3-mo. EURIBOR at 1.30% Floor
+ 1.30%), 5.24%, 02/22/34
(a) (d)
......... EUR 260 273,494
CWHEQ Revolving Home Equity Loan Trust,
Series 2006-I, Class 1A, (1-mo. CME Term
SOFR at 0.14% Floor + 0.25%), 5.58%,
01/15/37
(a)
...................... USD 102 93,714
Deer Creek CLO Ltd., Series 2017-1A, Class A,
(3-mo. CME Term SOFR + 1.44%), 6.76%,
10/20/30
(a) (b)
..................... 716 716,874
Diameter Capital CLO 1 Ltd., Series 2021-1A,
Class A1A, (3-mo. CME Term SOFR at
1.50% Floor + 1.50%), 6.82%, 07/15/36
(a) (b)
500 500,300
Diameter Capital CLO 3 Ltd., Series 2022-3A,
Class A1A, (3-mo. CME Term SOFR at
1.39% Floor + 1.39%), 6.70%, 04/15/37
(a) (b)
250 249,899
Dryden 43 Senior Loan Fund, Series 2016-43A,
Class AR2, (3-mo. CME Term SOFR at
1.04% Floor + 1.30%), 6.62%, 04/20/34
(a) (b)
1,180 1,179,169
Dryden 45 Senior Loan Fund, Series 2016-45A,
Class BR, (3-mo. CME Term SOFR at 1.70%
Floor + 1.96%), 7.28%, 10/15/30
(a) (b)
..... 630 631,163
Dryden 50 Senior Loan Fund, Series 2017-50A,
Class B, (3-mo. CME Term SOFR at 1.65%
Floor + 1.91%), 7.23%, 07/15/30
(a) (b)
..... 250 249,655
Dryden 53 CLO Ltd., Series 2017-53A, Class
A, (3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 6.70%, 01/15/31
(a) (b)
.......... 4,456 4,458,008
Dryden 65 CLO Ltd., Series 2018-65A, Class
B, (3-mo. CME Term SOFR at 1.60% Floor +
1.86%), 7.16%, 07/18/30
(a) (b)
.......... 250 250,630
Dryden 76 CLO Ltd., Series 2019-76A, Class
A1R, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 6.73%, 10/20/34
(a) (b)
..... 250 250,179
Dryden 77 CLO Ltd., Series 2020-77A, Class
AR, (3-mo. CME Term SOFR at 1.20% Floor
+ 1.38%), 6.70%, 05/20/34
(a) (b)
......... 810 810,283
Dryden 87 CLO Ltd., Series 2021-87A, Class
A1, (3-mo. CME Term SOFR at 1.10% Floor
+ 1.36%), 6.68%, 05/20/34
(a) (b)
......... 520 520,394
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class AR, (3-mo. CME Term SOFR at
0.90% Floor + 1.16%), 6.48%, 04/15/29
(a) (b)
225 225,309
Dryden XXVIII Senior Loan Fund, Series
2013-28A, Class A1LR, (3-mo. CME Term
SOFR at 1.20% Floor + 1.46%), 6.77%,
08/15/30
(a) (b)
..................... 1,411 1,411,092
EDvestinU Private Education Loan Issue No.
4 LLC, Series 2022-A, Class A, 5.25%,
11/25/40
(b)
...................... 517 508,736

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Core Bond Portfolio
16
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Elmwood CLO II Ltd.
(a)(b)
Series 2019-2A, Class AR, (3-mo. CME
Term SOFR at 1.15% Floor + 1.41%),
6.73%, 04/20/34 ................ USD 1,000 $ 1,000,900
Series 2019-2A, Class BR, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.23%, 04/20/34 ................ 250 250,255
Elmwood CLO V Ltd.
(a)(b)
Series 2020-2A, Class BR, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.23%, 10/20/34 ................ 620 620,707
Series 2020-2A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.58%, 10/20/34 ................ 541 543,724
Elmwood CLO X Ltd.
(a)(b)
Series 2021-3A, Class A, (3-mo. CME Term
SOFR at 1.04% Floor + 1.30%), 6.62%,
10/20/34 ..................... 1,620 1,621,296
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 1.95% Floor + 2.21%), 7.53%,
10/20/34 ..................... 250 250,435
Elmwood CLO XII Ltd., Series 2021-5A, Class
A, (3-mo. CME Term SOFR at 1.15% Floor +
1.41%), 6.73%, 01/20/35
(a) (b)
.......... 250 250,087
Fidelity Grand Harbour CLO DAC, Series 2021-
1A, Class D, (3-mo. EURIBOR at 3.60%
Floor + 3.60%), 7.53%, 10/15/34
(a) (b)
..... EUR 250 265,022
Flatiron CLO 21 Ltd., Series 2021-1A, Class A1,
(3-mo. CME Term SOFR at 1.11% Floor +
1.37%), 6.68%, 07/19/34
(a) (b)
.......... USD 3,150 3,152,398
FS Rialto, Series 2021-FL3, Class A, (1-mo.
CME Term SOFR at 1.36% Floor + 1.36%),
6.69%, 11/16/36
(a) (b)
................ 2,941 2,925,843
FS Rialto Issuer LLC
(a)(b)
Series 2022-FL4, Class A, (SOFR 30 day
Average at 1.90% Floor + 1.90%), 7.22%,
01/19/39 ..................... 2,907 2,894,317
Series 2022-FL5, Class A, (1-mo. CME Term
SOFR at 2.30% Floor + 2.30%), 7.63%,
06/19/37 ..................... 786 785,994
Series 2022-FL6, Class A, (1-mo. CME Term
SOFR at 2.63% Floor + 2.58%), 7.91%,
08/17/37 ..................... 1,469 1,476,605
Series 2022-FL7, Class A, (1-mo. CME Term
SOFR at 2.90% Floor + 2.90%), 8.22%,
10/19/39 ..................... 955 959,558
Galaxy XV CLO Ltd., Series 2013-15A, Class
ARR, (3-mo. CME Term SOFR at 0.97%
Floor + 1.23%), 6.55%, 10/15/30
(a) (b)
..... 307 306,559
Galaxy XVIII CLO Ltd., Series 2018-28A, Class
A1, (3-mo. CME Term SOFR at 1.10% Floor
+ 1.36%), 6.68%, 07/15/31
(a) (b)
......... 248 248,609
Galaxy XXII CLO Ltd., Series 2016-22A, Class
ARR, (3-mo. CME Term SOFR at 1.20%
Floor + 1.46%), 6.78%, 04/16/34
(a) (b)
..... 910 912,442
Generate CLO 2 Ltd., Series 2A, Class AR,
(3-mo. CME Term SOFR at 1.15% Floor +
1.41%), 6.73%, 01/22/31
(a) (b)
.......... 1,077 1,077,568
Generate CLO 4 Ltd., Series 4A, Class A1R,
(3-mo. CME Term SOFR at 1.09% Floor +
1.35%), 6.67%, 04/20/32
(a) (b)
.......... 976 976,165
Gilbert Park CLO Ltd., Series 2017-1A, Class
C, (3-mo. CME Term SOFR at 1.95% Floor +
2.21%), 7.53%, 10/15/30
(a) (b)
.......... 640 640,792
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
GoldenTree Loan Management US CLO 3 Ltd.,
Series 2018-3A, Class B1, (3-mo. CME Term
SOFR + 1.81%), 7.13%, 04/20/30
(a) (b)
.... USD 250 $ 250,680
GoldenTree Loan Opportunities X Ltd., Series
2015-10A, Class DR, (3-mo. CME Term
SOFR at 3.05% Floor + 3.31%), 8.63%,
07/20/31
(a) (b)
..................... 250 250,812
GoldentTree Loan Management US CLO 1 Ltd.,
Series 2021-11A, Class A, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%), 6.71%,
10/20/34
(a) (b)
..................... 1,050 1,050,910
Golub Capital Partners CLO 55B Ltd., Series
2021-55A, Class A, (3-mo. CME Term
SOFR at 1.20% Floor + 1.46%), 6.78%,
07/20/34
(a) (b)
..................... 250 250,174
GoodLeap Sustainable Home Solutions
Trust, Series 2023-1GS, Class A, 5.52%,
02/22/55
(b)
...................... 536 520,863
Grippen Park CLO Ltd.
(a)(b)
Series 2017-1A, Class A, (3-mo. CME Term
SOFR at 1.26% Floor + 1.52%), 6.84%,
01/20/30 ..................... 83 82,818
Series 2017-1A, Class D, (3-mo. CME Term
SOFR at 3.30% Floor + 3.56%), 8.88%,
01/20/30 ..................... 250 249,980
GSAA Home Equity Trust, Series 2006-5, Class
2A1, (1-mo. CME Term SOFR at 0.14%
Floor + 0.25%), 5.58%, 03/25/36
(a)
...... 429 141,395
Henley CLO IV DAC, Series 4X, Class B1,
(3-mo. EURIBOR at 1.35% Floor + 1.35%),
5.30%, 04/25/34
(a) (d)
................ EUR 130 136,894
Highbridge Loan Management Ltd.
(a)(b)
Series 12A-18, Class A1B, (3-mo. CME Term
SOFR + 1.51%), 6.81%, 07/18/31 .... USD 250 251,507
Series 3A-2014, Class A1R, (3-mo. CME
Term SOFR + 1.44%), 6.74%, 07/18/29 . 257 257,445
HPS Loan Management Ltd.
(a)(b)
Series 10A-16, Class A1RR, (3-mo. CME
Term SOFR at 1.14% Floor + 1.40%),
6.72%, 04/20/34 ................ 1,540 1,540,870
Series 6A-2015, Class A1R, (3-mo. CME
Term SOFR + 1.26%), 6.53%, 02/05/31 . 1,642 1,636,801
KKR CLO 10 Ltd., Series 10, Class BR,
(3-mo. CME Term SOFR + 1.96%), 7.29%,
09/15/29
(a) (b)
..................... 250 249,945
KREF Ltd., Series 2022-FL3, Class A, (1-mo.
CME Term SOFR at 1.45% Floor + 1.45%),
6.78%, 02/17/39
(a) (b)
................ 10,000 9,912,500
LCM 29 Ltd., Series 29A, Class AR, (3-mo.
CME Term SOFR at 1.07% Floor + 1.33%),
6.65%, 04/15/31
(a) (b)
................ 250 249,682
LCM XIV LP, Series 14A, Class AR, (3-mo.
CME Term SOFR + 1.30%), 6.62%,
07/20/31
(a) (b)
..................... 211 211,846
Lendmark Funding Trust
(b)
Series 2022-1A, Class A, 5.12%, 07/20/32 . 1,696 1,676,255
Series 2023-1A, Class D, 8.69%, 05/20/33 . 936 966,951
Series 2024-1A, Class B, 5.88%, 06/21/32 . 437 436,803
Series 2024-1A, Class C, 6.40%, 06/21/32 . 168 168,292
Series 2024-1A, Class D, 7.21%, 06/21/32 . 195 197,669
LoanCore Issuer Ltd., Series 2022-CRE7, Class
A, (SOFR 30 day Average at 1.55% Floor +
1.55%), 6.87%, 01/17/37
(a) (b)
.......... 4,098 4,052,648

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Core Bond Portfolio
Schedules of Investments
17
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Logan CLO I Ltd., Series 2021-1A, Class A,
(3-mo. CME Term SOFR at 1.16% Floor +
1.42%), 6.74%, 07/20/34
(a) (b)
.......... USD 1,010 $ 1,010,709
Long Point Park CLO Ltd., Series 2017-1A,
Class A2, (3-mo. CME Term SOFR at 1.38%
Floor + 1.64%), 6.95%, 01/17/30
(a) (b)
..... 250 250,073
Madison Park Funding XI Ltd., Series 2013-
11A, Class AR2, (3-mo. CME Term SOFR at
0.90% Floor + 1.16%), 6.48%, 07/23/29
(a) (b)
1,987 1,987,466
Madison Park Funding XIII Ltd.
(a)(b)
Series 2014-13A, Class AR2, (3-mo. CME
Term SOFR at 0.95% Floor + 1.21%),
6.52%, 04/19/30 ................ 638 638,243
Series 2014-13A, Class BR2, (3-mo. CME
Term SOFR + 1.76%), 7.07%, 04/19/30 . 960 961,075
Madison Park Funding XIX Ltd., Series 2015-
19A, Class AR3, (3-mo. CME Term SOFR at
1.60% Floor + 1.60%), 6.92%, 01/22/37
(a) (b)
1,229 1,232,906
Madison Park Funding XLII Ltd., Series 13A,
Class C, (3-mo. CME Term SOFR at 1.80%
Floor + 2.06%), 7.38%, 11/21/30
(a) (b)
..... 250 249,407
Madison Park Funding XLV Ltd., Series 2020-
45A, Class AR, (3-mo. CME Term SOFR at
1.12% Floor + 1.38%), 6.70%, 07/15/34
(a) (b)
1,050 1,050,062
Madison Park Funding XXIII Ltd.
(a)(b)
Series 2017-23A, Class BR, (3-mo. CME
Term SOFR at 1.55% Floor + 1.81%),
7.13%, 07/27/31 ................ 250 250,240
Series 2017-23A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.58%, 07/27/31 ................ 250 250,154
Madison Park Funding XXIV Ltd., Series 2016-
24A, Class BR, (3-mo. CME Term SOFR +
2.01%), 7.33%, 10/20/29
(a) (b)
.......... 250 250,555
Madison Park Funding XXV Ltd., Series 2017-
25A, Class A2R, (3-mo. CME Term SOFR at
1.65% Floor + 1.91%), 7.24%, 04/25/29
(a) (b)
320 320,026
Madison Park Funding XXVI Ltd., Series 2017-
26A, Class AR, (3-mo. CME Term SOFR +
1.46%), 6.78%, 07/29/30
(a) (b)
.......... 1,569 1,569,915
Madison Park Funding XXVII Ltd., Series 2018-
27A, Class A1A, (3-mo. CME Term SOFR at
0.26% Floor + 1.29%), 6.61%, 04/20/30
(a) (b)
245 244,800
Madison Park Funding XXXIII Ltd., Series 2019-
33A, Class AR, (3-mo. CME Term SOFR at
1.29% Floor + 1.29%), 6.60%, 10/15/32
(a) (b)
290 290,087
Madison Park Funding XXXVII Ltd., Series
2019-37A, Class AR, (3-mo. CME Term
SOFR at 1.07% Floor + 1.33%), 6.65%,
07/15/33
(a) (b)
..................... 410 410,066
Madison Park Funding XXXVIII Ltd., Series
2021-38A, Class A, (3-mo. CME Term
SOFR at 1.12% Floor + 1.38%), 6.70%,
07/17/34
(a) (b)
..................... 1,130 1,130,678
Man GLG Euro CLO VI DAC, Series 6A, Class
DR, (3-mo. EURIBOR at 3.50% Floor +
3.50%), 7.44%, 10/15/32
(a) (b)
.......... EUR 320 334,480
Marble Point CLO XI Ltd., Series 2017-2A,
Class A, (3-mo. CME Term SOFR at 1.18%
Floor + 1.44%), 6.74%, 12/18/30
(a) (b)
..... USD 311 311,065
Mariner Finance Issuance Trust
(b)
Series 2020-AA, Class B, 3.21%, 08/21/34 260 250,622
Series 2020-AA, Class C, 4.10%, 08/21/34 330 313,790
Series 2022-AA, Class A, 6.45%, 10/20/37 . 1,538 1,541,796
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
MF1 LLC, Series 2023-FL12, Class A, (1-mo.
CME Term SOFR at 2.07% Floor + 2.07%),
7.39%, 10/19/38
(a) (b)
................ USD 460 $ 458,682
MF1 Multifamily Housing Mortgage Loan Trust
(a)
(b)
Series 2022-FL9, Class A, (1-mo. CME Term
SOFR at 1.95% Floor + 2.15%), 7.48%,
06/19/37 ..................... 857 857,744
Series 2022-FL10, Class A, (1-mo. CME
Term SOFR at 2.64% Floor + 2.64%),
7.96%, 09/17/37 ................ 448 449,081
Series 2024-FL14, Class A, (1-mo. CME
Term SOFR at 1.74% Floor + 1.74%),
7.06%, 03/19/39 ................ 447 447,420
MidOcean Credit CLO III, Series 2014-3A,
Class A3A2, (3-mo. CME Term SOFR at
0.97% Floor + 1.23%), 6.55%, 04/21/31
(a) (b)
288 288,472
Mosaic Solar Loan Trust
(b)
Series 2022-3A, Class A, 6.10%, 06/20/53 . 278 285,718
Series 2023-1A, Class A, 5.32%, 06/20/53 . 979 967,478
MP CLO III Ltd., Series 2013-1A, Class AR,
(3-mo. CME Term SOFR + 1.51%), 6.83%,
10/20/30
(a) (b)
..................... 523 522,781
Navient Private Education Loan Trust
(b)
Series 2014-AA, Class A3, (1-mo. CME Term
SOFR at 1.60% Floor + 1.71%), 7.04%,
10/15/31
(a)
.................... 296 296,365
Series 2015-AA, Class A3, (1-mo. CME Term
SOFR at 1.70% Floor + 1.81%), 7.14%,
11/15/30
(a)
.................... 359 360,660
Series 2018-BA, Class A2A, 3.61%,
12/15/59 ..................... 116 113,768
Series 2020-A, Class A2B, (1-mo. CME Term
SOFR + 1.01%), 6.34%, 11/15/68
(a)
... 270 268,032
Navient Private Education Refi Loan Trust
(b)
Series 2018-DA, Class A2A, 4.00%,
12/15/59 ..................... 434 421,228
Series 2019-CA, Class A2, 3.13%, 02/15/68 279 268,254
Series 2021-DA, Class B, 2.61%, 04/15/60 370 339,007
Series 2021-DA, Class C, 3.48%, 04/15/60 950 839,368
Series 2021-DA, Class D, 4.00%, 04/15/60 300 271,955
Navient Student Loan Trust, Series 2019-BA,
Class A2A, 3.39%, 12/15/59
(b)
......... 200 192,165
Neuberger Berman CLO XVI-S Ltd., Series
2017-16SA, Class AR, (3-mo. CME Term
SOFR at 1.04% Floor + 1.30%), 6.62%,
04/15/34
(a) (b)
..................... 570 570,471
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class BRR, (3-mo. CME Term SOFR at
1.65% Floor + 1.91%), 7.23%, 07/15/34
(a) (b)
250 249,116
Neuberger Berman CLO XXII Ltd., Series 2016-
22A, Class BR, (3-mo. CME Term SOFR at
1.65% Floor + 1.91%), 7.23%, 10/17/30
(a) (b)
400 400,151
Neuberger Berman Loan Advisers CLO 26
Ltd.
(a)(b)
Series 2017-26A, Class AR, (3-mo. CME
Term SOFR at 0.92% Floor + 1.18%),
6.48%, 10/18/30 ................ 1,344 1,343,679
Series 2017-26A, Class BR, (3-mo. CME
Term SOFR at 1.40% Floor + 1.66%),
6.96%, 10/18/30 ................ 250 249,438
Neuberger Berman Loan Advisers CLO 34
Ltd., Series 2019-34A, Class BR, (3-mo.
CME Term SOFR at 1.75% Floor + 1.75%),
7.07%, 01/20/35
(a) (b)
................ 250 249,506

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Core Bond Portfolio
18
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO 37
Ltd., Series 2020-37A, Class BR, (3-mo.
CME Term SOFR at 1.45% Floor + 1.71%),
7.03%, 07/20/31
(a) (b)
................ USD 250 $ 250,448
Neuberger Berman Loan Advisers CLO 42 Ltd.,
Series 2021-42A, Class A, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%), 6.68%,
07/16/35
(a) (b)
..................... 880 880,685
OAK Hill European Credit Partners V DAC,
Series 2016-5A, Class BR, (3-mo.
EURIBOR at 1.90% Floor + 1.90%), 5.87%,
01/21/35
(a) (b)
..................... EUR 250 267,575
OCP CLO Ltd.
(a)(b)
Series 2014-5A, Class A1R, (3-mo. CME
Term SOFR at 1.08% Floor + 1.34%),
6.67%, 04/26/31 ................ USD 130 129,842
Series 2017-14A, Class B, (3-mo. CME Term
SOFR at 1.95% Floor + 2.21%), 7.53%,
11/20/30 ..................... 250 249,995
Series 2019-16A, Class AR, (3-mo. CME
Term SOFR at 1.00% Floor + 1.26%),
6.59%, 04/10/33 ................ 280 280,888
Series 2020-18A, Class AR, (3-mo. CME
Term SOFR at 1.09% Floor + 1.35%),
6.67%, 07/20/32 ................ 320 320,171
Series 2020-19A, Class BR, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.28%, 10/20/34 ................ 250 249,622
Series 2021-22A, Class A, (3-mo. CME Term
SOFR at 1.18% Floor + 1.44%), 6.76%,
12/02/34 ..................... 390 390,104
OCP Euro CLO DAC, Series 2017-2X, Class B,
(3-mo. EURIBOR at 1.35% Floor + 1.35%),
5.29%, 01/15/32
(a) (d)
................ EUR 170 182,611
Octagon Investment Partners 18-R Ltd., Series
2018-18A, Class A1A, (3-mo. CME Term
SOFR + 1.22%), 6.54%, 04/16/31
(a) (b)
.... USD 1,532 1,532,700
Octagon Investment Partners 33 Ltd., Series
2017-1A, Class A1, (3-mo. CME Term
SOFR at 1.19% Floor + 1.45%), 6.77%,
01/20/31
(a) (b)
..................... 210 210,083
Octagon Investment Partners 46 Ltd., Series
2020-2A, Class BR, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 7.23%,
07/15/36
(a) (b)
..................... 710 704,081
Octagon Investment Partners 51 Ltd., Series
2021-1A, Class A, (3-mo. CME Term
SOFR at 1.15% Floor + 1.41%), 6.73%,
07/20/34
(a) (b)
..................... 1,910 1,908,351
Octagon Investment Partners XV Ltd., Series
2013-1A, Class A2R, (3-mo. CME Term
SOFR + 1.61%), 6.92%, 07/19/30
(a) (b)
.... 320 319,883
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class A1R, (3-mo. CME Term
SOFR at 1.02% Floor + 1.28%), 6.60%,
07/17/30
(a) (b)
..................... 2,614 2,613,839
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A1R2, (3-mo. CME Term
SOFR + 1.26%), 6.59%, 01/25/31
(a) (b)
.... 2,141 2,140,592
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class AR, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 6.73%, 04/21/34
(a) (b)
..... 3,220 3,221,438
OHA Credit Funding 3 Ltd.
(a)(b)
Series 2019-3A, Class AR, (3-mo. CME
Term SOFR at 1.14% Floor + 1.40%),
6.72%, 07/02/35 ................ 1,450 1,450,846
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-3A, Class BR, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.23%, 07/02/35 ................ USD 668 $ 668,785
OHA Credit Funding 4 Ltd., Series 2019-4A,
Class AR, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 6.73%, 10/22/36
(a) (b)
..... 250 250,206
OHA Loan Funding Ltd., Series 2013-2A, Class
AR, (3-mo. CME Term SOFR + 1.30%),
6.62%, 05/23/31
(a) (b)
................ 4,419 4,425,012
OneMain Financial Issuance Trust
(b)
Series 2020-2A, Class C, 2.76%, 09/14/35 . 550 489,749
Series 2020-2A, Class D, 3.45%, 09/14/35 . 1,410 1,250,394
Series 2021-1A, Class A2, (SOFR 30 day
Average + 0.76%), 6.08%, 06/16/36
(a)
.. 660 657,645
Series 2021-1A, Class C, 2.22%, 06/16/36 . 100 85,900
Series 2022-3A, Class A, 5.94%, 05/15/34 . 3,369 3,387,285
OZLM Funding IV Ltd., Series 2013-4A, Class
A1R, (3-mo. CME Term SOFR at 1.25%
Floor + 1.51%), 6.83%, 10/22/30
(a) (b)
..... 3,835 3,836,252
OZLM VIII Ltd., Series 2014-8A, Class BR3,
(3-mo. CME Term SOFR at 2.10% Floor +
2.36%), 7.68%, 10/17/29
(a) (b)
.......... 340 340,681
OZLM XXII Ltd., Series 2018-22A, Class A1,
(3-mo. CME Term SOFR at 1.07% Floor +
1.33%), 6.65%, 01/17/31
(a) (b)
.......... 170 169,968
OZLM XXIV Ltd., Series 2019-24A, Class
A2AR, (3-mo. CME Term SOFR at 1.96%
Floor + 1.96%), 7.28%, 07/20/32
(a) (b)
..... 250 250,077
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class A1A3, (3-mo. CME
Term SOFR at 1.00% Floor + 1.26%),
6.58%, 10/17/31 ................ 583 583,064
Series 2015-1A, Class A1A4, (3-mo. CME
Term SOFR at 1.39% Floor + 1.39%),
6.71%, 05/21/34 ................ 5,525 5,528,767
Series 2015-1A, Class A2R4, (3-mo. CME
Term SOFR at 1.96% Floor + 1.96%),
7.28%, 05/21/34 ................ 250 249,875
Series 2015-2A, Class A2R2, (3-mo. CME
Term SOFR at 1.55% Floor + 1.81%),
7.13%, 07/20/30 ................ 500 501,224
Series 2020-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
6.96%, 11/15/36 ................ 250 250,880
Series 2021-3A, Class A1, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%), 6.73%,
01/15/35 ..................... 250 250,575
Palmer Square Loan Funding Ltd.
(a)(b)
Series 2021-2A, Class A2, (3-mo. CME Term
SOFR at 1.25% Floor + 1.51%), 6.83%,
05/20/29 ..................... 260 260,618
Series 2022-2A, Class A2, (3-mo. CME Term
SOFR at 1.90% Floor + 1.90%), 7.21%,
10/15/30 ..................... 340 340,168
Series 2022-2A, Class B, (3-mo. CME Term
SOFR at 2.20% Floor + 2.20%), 7.51%,
10/15/30 ..................... 250 250,006
Penta CLO DAC, Series 2022-11A, Class B,
(3-mo. EURIBOR at 2.45% Floor + 2.45%),
6.35%, 11/15/34
(a) (b)
................ EUR 530 572,791
Pikes Peak CLO 1, Series 2018-1A, Class A,
(3-mo. CME Term SOFR at 1.18% Floor +
1.44%), 6.76%, 07/24/31
(a) (b)
.......... USD 266 266,731

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Core Bond Portfolio
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Pikes Peak CLO 8, Series 2021-8A, Class A,
(3-mo. CME Term SOFR at 1.17% Floor +
1.43%), 6.75%, 07/20/34
(a) (b)
.......... USD 1,570 $ 1,571,980
Post CLO Ltd., Series 2018-1A, Class D, (3-mo.
CME Term SOFR at 2.95% Floor + 3.21%),
8.53%, 04/16/31
(a) (b)
................ 500 500,782
Prima Capital CRE Securitization Ltd., Series
2015-4A, Class C, 4.00%, 08/24/49
(b)
.... 253 246,891
Prodigy Finance DAC
(a)(b)
Series 2021-1A, Class A, (1-mo. CME Term
SOFR + 1.36%), 6.69%, 07/25/51 .... 445 441,325
Series 2021-1A, Class B, (1-mo. CME Term
SOFR + 2.61%), 7.94%, 07/25/51 .... 86 86,830
Series 2021-1A, Class C, (1-mo. CME Term
SOFR + 3.86%), 9.19%, 07/25/51 .... 77 77,913
Progress Residential Trust, Series 2020-SFR2,
Class D, 3.87%, 06/17/37
(b)
........... 400 388,178
Race Point IX CLO Ltd., Series 2015-9A, Class
A1A2, (3-mo. CME Term SOFR at 1.20%
Floor + 1.20%), 6.52%, 10/15/30
(a) (b)
..... 834 830,127
Rad CLO 2 Ltd., Series 2018-2A, Class AR,
(3-mo. CME Term SOFR at 1.08% Floor +
1.34%), 6.66%, 10/15/31
(a) (b)
.......... 656 656,721
Rad CLO 5 Ltd., Series 2019-5A, Class AR,
(3-mo. CME Term SOFR at 1.12% Floor +
1.38%), 6.70%, 07/24/32
(a) (b)
.......... 800 800,000
Rad CLO 15 Ltd.
(a)(b)
Series 2021-15A, Class A, (3-mo. CME Term
SOFR at 1.09% Floor + 1.35%), 6.67%,
01/20/34 ..................... 250 250,200
Series 2021-15A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 7.23%,
01/20/34 ..................... 250 250,078
Ready Capital Mortgage Financing LLC, Series
2023-FL11, Class A, (1-mo. CME Term
SOFR at 2.37% Floor + 2.37%), 7.70%,
10/25/39
(a) (b)
..................... 1,017 1,018,021
Recette CLO Ltd., Series 2015-1A, Class BRR,
(3-mo. CME Term SOFR at 1.40% Floor +
1.66%), 6.98%, 04/20/34
(a) (b)
.......... 250 247,706
Regatta VI Funding Ltd., Series 2016-1A, Class
AR2, (3-mo. CME Term SOFR at 1.16%
Floor + 1.42%), 6.74%, 04/20/34
(a) (b)
..... 1,040 1,041,052
Regatta VII Funding Ltd.
(a)(b)
Series 2016-1A, Class A1R2, (3-mo. CME
Term SOFR at 1.15% Floor + 1.41%),
6.74%, 06/20/34 ................ 720 720,259
Series 2016-1A, Class BR2, (3-mo. CME
Term SOFR at 1.60% Floor + 1.86%),
7.19%, 06/20/34 ................ 250 250,317
Regatta VIII Funding Ltd., Series 2017-1A,
Class B, (3-mo. CME Term SOFR at 1.70%
Floor + 1.96%), 7.28%, 10/17/30
(a) (b)
..... 250 250,973
Regatta XVI Funding Ltd., Series 2019-2A,
Class B, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 7.63%, 01/15/33
(a) (b)
..... 250 250,252
Regatta XVIII Funding Ltd., Series 2021-1A,
Class B, (3-mo. CME Term SOFR at 1.45%
Floor + 1.71%), 7.03%, 01/15/34
(a) (b)
..... 250 249,775
Regional Management Issuance Trust
(b)
Series 2020-1, Class A, 2.34%, 10/15/30 .. 250 245,391
Series 2021-1, Class A, 1.68%, 03/17/31 .. 761 737,779
Series 2021-2, Class B, 2.35%, 08/15/33 .. 130 111,984
Series 2021-2, Class C, 3.23%, 08/15/33 .. 323 271,982
Series 2022-1, Class A, 3.07%, 03/15/32 .. 2,058 1,971,829
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2022-1, Class B, 3.71%, 03/15/32 .. USD 151 $ 141,841
Series 2022-1, Class C, 4.46%, 03/15/32 .. 100 91,486
Riserva CLO Ltd., Series 2016-3A, Class ARR,
(3-mo. CME Term SOFR at 1.06% Floor +
1.32%), 6.62%, 01/18/34
(a) (b)
.......... 1,220 1,217,987
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class AR2, (3-mo. CME
Term SOFR at 1.10% Floor + 1.36%),
6.68%, 04/20/34 ................ 917 917,346
Series 2017-2A, Class BR, (3-mo. CME
Term SOFR at 1.50% Floor + 1.76%),
7.08%, 10/15/29 ................ 1,945 1,943,468
Series 2017-2A, Class DR, (3-mo. CME
Term SOFR at 2.85% Floor + 3.11%),
8.43%, 10/15/29 ................ 1,039 1,038,576
Series 2017-3A, Class A, (3-mo. CME Term
SOFR at 1.19% Floor + 1.45%), 6.77%,
10/20/30 ..................... 2,632 2,633,810
Series 2018-1A, Class A, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%), 6.68%,
05/20/31 ..................... 243 243,121
Series 2018-2A, Class A, (3-mo. CME Term
SOFR at 1.16% Floor + 1.42%), 6.74%,
10/20/31 ..................... 235 234,852
Series 2019-2A, Class BR, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.23%, 08/20/32 ................ 250 249,923
Rockford Tower Europe CLO DAC
(a)(d)
Series 2018-1X, Class B, (3-mo. EURIBOR
at 1.85% Floor + 1.85%), 5.78%,
12/20/31 ..................... EUR 576 619,631
Series 2018-1X, Class C, (3-mo. EURIBOR
at 2.47% Floor + 2.47%), 6.40%,
12/20/31 ..................... 280 300,776
Romark WM-R Ltd., Series 2018-1A, Class A1,
(3-mo. CME Term SOFR at 1.03% Floor +
1.29%), 6.61%, 04/20/31
(a) (b)
.......... USD 825 826,421
RR 28 Ltd., Series 2024-28RA, Class A1R,
(3-mo. CME Term SOFR at 1.55% Floor +
1.55%), 6.84%, 04/15/37
(a) (b)
.......... 1,180 1,184,938
RR 3 Ltd., Series 2018-3A, Class A1R2, (3-mo.
CME Term SOFR at 1.09% Floor + 1.35%),
6.67%, 01/15/30
(a) (b)
................ 795 795,796
RR 5 Ltd., Series 2018-5A, Class A2, (3-mo.
CME Term SOFR at 1.65% Floor + 1.91%),
7.23%, 10/15/31
(a) (b)
................ 250 250,953
RR LLC, Series 2017-1A, Class A1AB, (3-mo.
CME Term SOFR at 1.15% Floor + 1.41%),
6.73%, 07/15/35
(a) (b)
................ 2,140 2,142,376
RRX 3 Ltd., Series 2021-3A, Class A1, (3-mo.
CME Term SOFR at 1.32% Floor + 1.58%),
6.90%, 04/15/34
(a) (b)
................ 250 250,415
RRX 4 Ltd., Series 2021-4A, Class A1, (3-mo.
CME Term SOFR at 1.20% Floor + 1.46%),
6.78%, 07/15/34
(a) (b)
................ 2,580 2,581,722
RRX 5 Ltd., Series 2021-5A, Class A2, (3-mo.
CME Term SOFR at 1.80% Floor + 2.06%),
7.38%, 07/15/34
(a) (b)
................ 280 281,329
RRX 7 Ltd., Series 2022-7A, Class A1, (3-mo.
CME Term SOFR at 1.36% Floor + 1.36%),
6.68%, 07/15/35
(a) (b)
................ 360 360,167
Signal Peak CLO 1 Ltd., Series 2014-1A, Class
AR3, (3-mo. CME Term SOFR at 1.16%
Floor + 1.42%), 6.74%, 04/17/34
(a) (b)
..... 2,680 2,690,493

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Core Bond Portfolio
20
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Signal Peak CLO 2 LLC
(a)(b)
Series 2015-1A, Class AR2, (3-mo. CME
Term SOFR at 0.98% Floor + 1.24%),
6.56%, 04/20/29 ................ USD 77 $ 77,262
Series 2015-1A, Class BR2, (3-mo. CME
Term SOFR at 1.50% Floor + 1.76%),
7.08%, 04/20/29 ................ 1,466 1,460,117
Signal Peak CLO 8 Ltd., Series 2020-8A, Class
A, (3-mo. CME Term SOFR at 1.27% Floor +
1.53%), 6.85%, 04/20/33
(a) (b)
.......... 640 640,582
Sixth Street CLO XIX Ltd., Series 2021-19A,
Class A, (3-mo. CME Term SOFR at 1.10%
Floor + 1.36%), 6.68%, 07/20/34
(a) (b)
..... 3,815 3,811,446
SLM Private Education Loan Trust, Series
2010-C, Class A5, (1-mo. CME Term
SOFR at 4.75% Floor + 4.86%), 10.19%,
10/15/41
(a) (b)
..................... 2,507 2,692,036
SMB Private Education Loan Trust
(b)
Series 2015-B, Class B, 3.50%, 12/17/40 .. 718 700,004
Series 2016-B, Class A2A, 2.43%, 02/17/32 230 225,497
Series 2020-PTA, Class A2A, 1.60%,
09/15/54 ..................... 2,234 2,035,527
Series 2020-PTA, Class B, 2.50%, 09/15/54 1,540 1,254,583
Series 2021-A, Class C, 2.99%, 01/15/53 . 1,793 1,524,263
Series 2021-A, Class D1, 3.86%, 01/15/53 . 482 416,978
Series 2021-A, Class D2, 3.86%, 01/15/53 . 331 286,085
Series 2021-C, Class B, 2.30%, 01/15/53 . 185 172,412
Series 2021-C, Class C, 3.00%, 01/15/53 . 112 94,216
Series 2021-C, Class D, 3.93%, 01/15/53 . 70 63,774
Series 2024-A, Class A1B, (SOFR 30 day
Average at 1.45% Floor + 1.45%), 6.77%,
03/15/56
(a)
.................... 2,333 2,342,559
SoFi Personal Loan Trust,   6.06%, 02/12/31
(b)
3,040 3,039,867
Sound Point CLO XII Ltd., Series 2016-2A,
Class CR2, (3-mo. CME Term SOFR at
2.05% Floor + 2.31%), 7.63%, 10/20/28
(a) (b)
900 899,970
Sound Point CLO XV Ltd., Series 2017-1A,
Class ARR, (3-mo. CME Term SOFR at
0.90% Floor + 1.16%), 6.48%, 01/23/29
(a) (b)
9 9,393
Sound Point CLO XXVIII Ltd., Series 2020-3A,
Class A1, (3-mo. CME Term SOFR at 1.28%
Floor + 1.54%), 6.87%, 01/25/32
(a) (b)
..... 460 460,303
St. Paul's CLO XII DAC, Series 12X, Class B1,
(3-mo. EURIBOR at 1.60% Floor + 1.60%),
5.54%, 04/15/33
(a) (d)
................ EUR 310 329,776
Steele Creek CLO Ltd., Series 2017-1A, Class
A, (3-mo. CME Term SOFR at 1.25% Floor +
1.51%), 6.83%, 10/15/30
(a) (b)
.......... USD 851 852,048
Sutton Park CLO DAC, Series 1X, Class BE,
(3-mo. EURIBOR at 2.35% Floor + 2.35%),
6.25%, 11/15/31
(a) (d)
................ EUR 202 215,990
Symphony CLO XVI Ltd., Series 2015-16A,
Class AR, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 6.73%, 10/15/31
(a) (b)
..... USD 248 247,396
Symphony CLO XXIII Ltd., Series 2020-23A,
Class BR, (3-mo. CME Term SOFR at 1.60%
Floor + 1.86%), 7.18%, 01/15/34
(a) (b)
..... 250 249,688
Symphony CLO XXVI Ltd., Series 2021-26A,
Class AR, (3-mo. CME Term SOFR at 1.08%
Floor + 1.34%), 6.66%, 04/20/33
(a) (b)
..... 514 513,447
TCI-Flatiron CLO Ltd., Series 2017-1A, Class
AR, (3-mo. CME Term SOFR at 0.95% Floor
+ 1.22%), 6.54%, 11/18/30
(a) (b)
......... 546 545,849
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
TCW CLO AMR Ltd., Series 2019-1A, Class
ASNR, (3-mo. CME Term SOFR at 1.22%
Floor + 1.48%), 6.81%, 08/16/34
(a) (b)
..... USD 250 $ 249,397
TIAA CLO III Ltd., Series 2017-2A, Class A,
(3-mo. CME Term SOFR at 1.15% Floor +
1.41%), 6.73%, 01/16/31
(a) (b)
.......... 695 694,470
TICP CLO IX Ltd., Series 2017-9A, Class A,
(3-mo. CME Term SOFR at 1.14% Floor +
1.40%), 6.72%, 01/20/31
(a) (b)
.......... 407 407,113
TICP CLO VI Ltd., Series 2016-6A, Class AR2,
(3-mo. CME Term SOFR at 1.12% Floor +
1.38%), 6.70%, 01/15/34
(a) (b)
.......... 1,060 1,061,187
Trestles CLO IV Ltd., Series 2021-4A, Class A,
(3-mo. CME Term SOFR at 1.17% Floor +
1.43%), 6.75%, 07/21/34
(a) (b)
.......... 1,550 1,550,000
Tricon American Homes, Series 2020-SFR1,
Class D, 2.55%, 07/17/38
(b)
........... 2,225 2,060,269
Trinitas CLO IV Ltd., Series 2016-4A, Class
A2L2, (3-mo. CME Term SOFR at 1.40%
Floor + 1.66%), 6.96%, 10/18/31
(a) (b)
..... 220 219,807
Trinitas CLO XIV Ltd., Series 2020-14A, Class
B, (3-mo. CME Term SOFR at 2.00% Floor +
2.26%), 7.59%, 01/25/34
(a) (b)
.......... 730 730,880
Venture 32 CLO Ltd., Series 2018-32A, Class
A2A, (3-mo. CME Term SOFR at 1.33%
Floor + 1.33%), 6.63%, 07/18/31
(a) (b)
..... 346 345,724
Venture XVIII CLO Ltd., Series 2014-18A, Class
AR, (3-mo. CME Term SOFR at 1.22% Floor
+ 1.48%), 6.80%, 10/15/29
(a) (b)
......... 669 668,945
Voya CLO Ltd.
(a)(b)
Series 2017-3A, Class A1R, (3-mo. CME
Term SOFR + 1.30%), 6.62%, 04/20/34 . 465 465,297
Series 2017-4A, Class A1, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%), 6.71%,
10/15/30 ..................... 1,162 1,163,405
Series 2019-1A, Class AR, (3-mo. CME
Term SOFR at 1.06% Floor + 1.32%),
6.64%, 04/15/31 ................ 1,611 1,611,582
Voya Euro CLO II DAC, Series 2A, Class CR,
(3-mo. EURIBOR at 2.15% Floor + 2.15%),
6.08%, 07/15/35
(a) (b)
................ EUR 250 265,719
Voya Euro CLO V DAC
(a)(b)
Series 5A, Class B1, (3-mo. EURIBOR at
1.75% Floor + 1.75%), 5.69%, 04/15/35 440 468,605
Series 5A, Class D, (3-mo. EURIBOR at
3.10% Floor + 3.10%), 7.04%, 04/15/35 250 263,077
Whitebox CLO I Ltd., Series 2019-1A, Class
CR, (3-mo. CME Term SOFR at 3.05% Floor
+ 3.31%), 8.63%, 07/24/32
(a) (b)
......... USD 900 885,714
Whitebox CLO II Ltd.
(a)(b)
Series 2020-2A, Class BR, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.33%, 10/24/34 ................ 280 280,867
Series 2020-2A, Class DR, (3-mo. CME
Term SOFR at 3.35% Floor + 3.61%),
8.93%, 10/24/34 ................ 280 278,001
Whitebox CLO III Ltd., Series 2021-3A, Class
D, (3-mo. CME Term SOFR at 3.35% Floor +
3.61%), 8.93%, 10/15/34
(a) (b)
.......... 250 248,119
Total Asset-Backed Securities — 7 .4%
(Cost: $ 294,913,668 ) .............................. 292,373,268

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Core Bond Portfolio
Schedules of Investments
21
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 1.2%
BAE Systems plc
(b)
3.40% , 04/15/30 .................. USD 3,516 $ 3,206,671
1.90% , 02/15/31 .................. 827 672,823
5.25% , 03/26/31 .................. 845 848,463
Boeing Co. (The)
3.95% , 08/01/59 .................. 1,365 934,064
5.93% , 05/01/60 .................. 2,209 2,071,015
Huntington Ingalls Industries, Inc., 3.48%,
12/01/27 ...................... 743 697,897
L3Harris Technologies, Inc.
4.40% , 06/15/28 .................. 3,202 3,114,412
2.90% , 12/15/29 .................. 872 776,138
1.80% , 01/15/31 .................. 2,512 2,039,696
5.25% , 06/01/31 .................. 2,610 2,605,160
5.40% , 07/31/33 .................. 5,420 5,454,060
5.35% , 06/01/34 .................. 810 810,007
Lockheed Martin Corp.
1.85% , 06/15/30 .................. 1,015 855,432
3.60% , 03/01/35 .................. 729 645,702
Northrop Grumman Corp.
4.70% , 03/15/33 .................. 962 939,130
4.90% , 06/01/34 .................. 734 721,264
4.95% , 03/15/53 .................. 404 379,525
RTX Corp.
6.70% , 08/01/28 .................. 615 657,179
7.00% , 11/01/28 .................. 2,010 2,141,860
4.13% , 11/16/28 .................. 4,579 4,429,190
5.75% , 01/15/29 .................. 2,957 3,059,667
5.15% , 02/27/33 .................. 611 612,162
6.10% , 03/15/34 .................. 5,521 5,900,760
4.20% , 12/15/44 .................. 515 415,001
2.82% , 09/01/51 .................. 1,964 1,249,233
Textron, Inc., 3.90%, 09/17/29 .......... 764 716,616
45,953,127
Automobile Components — 0.0%
Metalsa SA de CV, 3.75%, 05/04/31
(d)
..... 561 453,358
Automobiles — 0.0%
Motability Operations Group plc, 3.88%,
01/24/34
(d)
..................... EUR 730 806,864
Banks — 3.4%
Banco de Sabadell SA, (1-Year EUR Swap
Annual + 1.60%), 4.00%, 01/15/30
(a) (d)
.... 2,400 2,623,780
Bangkok Bank PCL
(b)
5.30% , 09/21/28 .................. USD 200 200,746
5.50% , 09/21/33 .................. 200 201,640
Bank of America Corp.
(a)
(3-mo. CME Term SOFR + 1.30%), 3.42% ,
12/20/28 ..................... 202 189,504
(1-day SOFR + 1.06%), 2.09% , 06/14/29 . 1,539 1,359,981
(1-day SOFR + 1.57%), 5.82% , 09/15/29 . 11,467 11,757,560
(3-mo. CME Term SOFR + 1.47%), 3.97% ,
02/07/30 ..................... 4,770 4,520,258
(3-mo. CME Term SOFR + 1.45%), 2.88% ,
10/22/30 ..................... 5,245 4,660,530
(1-day SOFR + 1.21%), 2.57% , 10/20/32 . 1,021 847,045
(1-day SOFR + 1.33%), 2.97% , 02/04/33 . 4,871 4,142,495
(1-day SOFR + 1.84%), 5.87% , 09/15/34 . 14,513 15,052,450
(1-day SOFR + 1.65%), 5.47% , 01/23/35 . 5,470 5,505,655
Banque Federative du Credit Mutuel SA
(d)
4.75% , 11/10/31 .................. EUR 1,100 1,261,243
3.75% , 02/03/34 .................. 1,200 1,310,997
Security
Par (000)
Par (000) Value
Banks (continued)
Barclays plc
(a)
(1-day SOFR + 2.22%), 6.49% , 09/13/29 . USD 1,700 $ 1,767,301
(USISSO05 + 5.78%), 9.63%
(e)
........ 2,901 3,076,226
(1-day SOFR + 1.74%), 5.69% , 03/12/30 . 3,761 3,780,580
BPCE SA, 3.88%, 01/25/36
(d)
........... EUR 800 876,888
Citigroup, Inc.
(a)
(3-mo. CME Term SOFR + 1.65%), 3.67% ,
07/24/28 ..................... USD 980 931,476
(3-mo. CME Term SOFR + 1.41%), 3.52% ,
10/27/28 ..................... 820 773,193
(1-day SOFR + 1.36%), 5.17% , 02/13/30 . 2,499 2,487,339
(1-day SOFR + 1.15%), 2.67% , 01/29/31 . 388 336,267
(1-day SOFR + 1.35%), 3.06% , 01/25/33 . 4,604 3,914,121
(1-day SOFR + 1.94%), 3.79% , 03/17/33 . 1,514 1,352,373
(1-day SOFR + 2.34%), 6.27% , 11/17/33 . 4,924 5,200,569
Credit Agricole SA, 3.75%, 01/22/34
(d)
..... EUR 1,800 1,981,930
HSBC Holdings plc, (3-mo. EURIBOR +
1.94%), 4.86%, 05/23/33
(a) (d)
.......... 1,264 1,452,738
ING Groep NV, (3-mo. EURIBOR + 1.90%),
4.75%, 05/23/34
(a) (d)
............... 800 927,987
Intercorp Peru Ltd., 3.88%, 08/15/29
(b)
..... USD 200 176,000
JPMorgan Chase & Co.
(a)
(1-day SOFR + 1.31%), 5.01% , 01/23/30 . 2,257 2,247,755
(1-day SOFR + 1.75%), 4.57% , 06/14/30 . 5,553 5,414,749
(3-mo. CME Term SOFR + 1.51%), 2.74% ,
10/15/30 ..................... 2,706 2,396,366
(3-mo. EURIBOR + 1.28%), 4.46% ,
11/13/31
(d)
.................... EUR 2,350 2,679,835
(3-mo. CME Term SOFR + 1.11%), 1.76% ,
11/19/31 ..................... USD 3,097 2,508,729
(1-day SOFR + 1.07%), 1.95% , 02/04/32 . 549 447,292
(1-day SOFR + 1.85%), 5.35% , 06/01/34 . 5,094 5,113,652
(1-day SOFR + 1.62%), 5.34% , 01/23/35 . 1,708 1,714,674
KeyCorp, (SOFR Index + 2.42%), 6.40%,
03/06/35
(a)
..................... 598 610,681
Santander Holdings USA, Inc., (1-day SOFR +
2.50%), 6.17%, 01/09/30
(a)
........... 997 1,005,987
Sumitomo Mitsui Financial Group, Inc., (5-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 2.28%), 6.60%
(a) (e)
... 2,141 2,143,717
Wells Fargo & Co.
(1-day SOFR + 1.74%), 5.57% , 07/25/29
(a)
924 934,951
(1-day SOFR + 1.79%), 6.30% , 10/23/29
(a)
2,321 2,417,415
(1-day SOFR + 1.50%), 5.20% , 01/23/30
(a)
5,261 5,249,910
0.63% , 03/25/30
(d)
................. EUR 763 692,677
(1-day SOFR + 1.99%), 5.56% , 07/25/34
(a)
USD 2,181 2,189,423
(1-day SOFR + 2.06%), 6.49% , 10/23/34
(a)
6,283 6,738,982
(1-day SOFR + 1.78%), 5.50% , 01/23/35
(a)
6,947 6,963,355
Wells Fargo Bank NA, 5.45%, 08/07/26 .... 1,174 1,181,889
135,320,911
Biotechnology — 0.8%
AbbVie, Inc.
5.05% , 03/15/34 .................. 4,228 4,280,405
4.55% , 03/15/35 .................. 7,277 7,033,553
4.30% , 05/14/36 .................. 410 384,940
Amgen, Inc.
4.05% , 08/18/29 .................. 2,466 2,370,279
5.25% , 03/02/30 .................. 4,735 4,806,962
5.75% , 03/02/63 .................. 7,074 7,215,123
Gilead Sciences, Inc.
2.60% , 10/01/40 .................. 1,781 1,256,891
4.80% , 04/01/44 .................. 1,227 1,142,263
4.50% , 02/01/45 .................. 3,459 3,078,302
4.15% , 03/01/47 .................. 522 438,468
32,007,186

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Core Bond Portfolio
22
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets — 3.2%
Credit Suisse AG
4.75% , 08/09/24 .................. USD 1,752 $ 1,745,603
3.63% , 09/09/24 .................. 3,829 3,793,112
7.95% , 01/09/25 .................. 2,182 2,218,176
3.70% , 02/21/25 .................. 3,697 3,633,717
5.00% , 07/09/27 .................. 3,708 3,674,207
7.50% , 02/15/28 .................. 1,663 1,793,193
Deutsche Bank AG
5.37% , 09/09/27 .................. 2,878 2,892,899
(1-day SOFR + 5.44%), 5.88% , 07/08/31
(a)
452 440,655
(1-day SOFR + 2.26%), 3.74% , 01/07/33
(a)
480 396,484
FactSet Research Systems, Inc., 3.45%,
03/01/32 ...................... 3,147 2,778,569
Goldman Sachs Group, Inc. (The)
(1-day SOFR + 0.51%), 5.85% , 09/10/24
(a)
2,895 2,896,724
(1-day SOFR + 0.80%), 1.43% , 03/09/27
(a)
1,318 1,220,586
(1-day SOFR + 1.11%), 2.64% , 02/24/28
(a)
671 624,958
(1-day SOFR + 1.73%), 4.48% , 08/23/28
(a)
1,101 1,076,376
(3-mo. CME Term SOFR + 1.42%), 3.81% ,
04/23/29
(a)
.................... 1,511 1,432,385
0.88% , 05/09/29
(d)
................. EUR 1,181 1,115,838
(1-day SOFR + 1.77%), 6.48% , 10/24/29
(a)
USD 12,139 12,771,682
(1-day SOFR + 1.09%), 1.99% , 01/27/32
(a)
1,338 1,082,705
(1-day SOFR + 1.28%), 2.62% , 04/22/32
(a)
3,691 3,097,678
(1-day SOFR + 1.26%), 2.65% , 10/21/32
(a)
9,475 7,883,399
(1-day SOFR + 1.95%), 6.56% , 10/24/34
(a)
6,972 7,606,421
MDGH GMTN RSC Ltd., 4.38%, 11/22/33
(b)
.. 200 190,250
Moody's Corp., 2.00%, 08/19/31 ......... 913 743,688
Morgan Stanley
(a)
(1-day SOFR + 1.59%), 5.16% , 04/20/29 . 4,083 4,079,705
(1-day SOFR + 1.63%), 5.45% , 07/20/29 . 1,826 1,842,013
(1-day SOFR + 1.83%), 6.41% , 11/01/29 . 8,355 8,760,743
(1-day SOFR + 1.45%), 5.17% , 01/16/30 . 4,063 4,066,441
(1-day SOFR + 1.14%), 2.70% , 01/22/31 . 1,158 1,011,727
(1-day SOFR + 1.03%), 1.79% , 02/13/32 . 3,939 3,148,765
(1-day SOFR + 1.18%), 2.24% , 07/21/32 . 5,308 4,336,036
(1-day SOFR + 1.20%), 2.51% , 10/20/32 . 2,607 2,156,427
(1-day SOFR + 2.08%), 4.89% , 07/20/33 . 1,278 1,239,508
(1-day SOFR + 2.05%), 6.63% , 11/01/34 . 4,658 5,096,347
(1-day SOFR + 1.73%), 5.47% , 01/18/35 . 5,447 5,495,688
Nasdaq, Inc.
5.55% , 02/15/34 .................. 3,754 3,817,323
6.10% , 06/28/63 .................. 1,101 1,173,988
UBS Group AG
3.75% , 03/26/25 .................. 390 382,643
(1-Year EURIBOR ICE Swap Rate +
4.95%), 7.75% , 03/01/29
(a) (d)
........ EUR 1,181 1,452,703
(1-day SOFR + 1.73%), 3.09% , 05/14/32
(a) (b)
USD 2,055 1,747,918
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 2.75% ,
02/11/33
(a) (b)
................... 2,082 1,700,846
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.76%),
9.25%
(a) (b) (e)
.................... 390 440,129
(1-day SOFR + 5.02%), 9.02% , 11/15/33
(a) (b)
464 562,993
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 6.30% ,
09/22/34
(a) (b)
................... 2,557 2,676,572
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.77%), 5.70% ,
02/08/35
(a) (b)
................... 6,506 6,538,924
126,836,744
Chemicals — 0.1%
Braskem Netherlands Finance BV
8.50% , 01/12/31
(d)
................. 200 205,800
Security
Par (000)
Par (000) Value
Chemicals (continued)
8.50% , 01/12/31
(b)
................. USD 200 $ 205,800
Eastman Chemical Co., 5.75%, 03/08/33 ... 601 611,191
Linde plc, 3.20%, 02/14/31
(d)
........... EUR 1,700 1,839,217
MEGlobal BV
(d)
4.25% , 11/03/26 .................. USD 200 192,125
2.63% , 04/28/28 .................. 200 178,375
RPM International, Inc., 4.55%, 03/01/29 ... 393 381,253
3,613,761
Commercial Services & Supplies — 0.1%
Republic Services, Inc., 2.38%, 03/15/33 ... 1,624 1,313,977
Waste Management, Inc.
4.63% , 02/15/33 .................. 821 803,649
4.88% , 02/15/34 .................. 517 513,463
2,631,089
Communications Equipment — 0.2%
Cisco Systems, Inc., 4.95%, 02/26/31 ..... 3,087 3,114,246
Motorola Solutions, Inc., 5.60%, 06/01/32 ... 4,982 5,049,941
8,164,187
Consumer Finance — 0.1%
DAE Funding LLC, 2.63%, 03/20/25
(d)
..... 200 193,750
Ford Motor Credit Co. LLC, 7.12%, 11/07/33 . 2,213 2,380,991
2,574,741
Consumer Staples Distribution & Retail — 0.0%
REWE International Finance BV, 4.88%,
09/13/30
(d)
..................... EUR 800 912,828
Containers & Packaging — 0.1%
Amcor Finance USA, Inc., 5.63%, 05/26/33 .. USD 380 390,223
Berry Global, Inc., 5.50%, 04/15/28 ....... 861 866,612
Smurfit Kappa Treasury ULC, 5.44%,
04/03/34
(b)
..................... 1,020 1,020,388
2,277,223
Diversified REITs — 0.7%
Extra Space Storage LP, 5.50%, 07/01/30 ... 830 838,475
Invitation Homes Operating Partnership LP,
2.70%, 01/15/34 ................. 1,320 1,050,720
Prologis LP
5.13% , 01/15/34 .................. 387 388,677
3.05% , 03/01/50 .................. 563 384,779
VICI Properties LP
4.50% , 09/01/26
(b)
................. 403 390,893
4.25% , 12/01/26
(b)
................. 6,991 6,721,618
5.75% , 02/01/27
(b)
................. 707 706,107
3.75% , 02/15/27
(b)
................. 3,304 3,131,369
4.50% , 01/15/28
(b)
................. 970 929,326
4.75% , 02/15/28 .................. 1,123 1,095,148
3.88% , 02/15/29
(b)
................. 4,443 4,089,197
4.63% , 12/01/29
(b)
................. 5,824 5,507,901
4.13% , 08/15/30
(b)
................. 1,290 1,173,005
26,407,215
Diversified Telecommunication Services — 0.8%
AT&T, Inc.
2.55% , 12/01/33 .................. 485 388,473
4.75% , 05/15/46 .................. 475 425,385
3.65% , 06/01/51 .................. 2,239 1,643,732
3.50% , 09/15/53 .................. 3,525 2,486,967
3.55% , 09/15/55 .................. 3,243 2,267,588
3.80% , 12/01/57 .................. 588 425,725
3.65% , 09/15/59 .................. 8,231 5,730,520
Telefonica Emisiones SA, 4.06%, 01/24/36
(d)
. EUR 900 988,025
Verizon Communications, Inc.
4.02% , 12/03/29 .................. USD 1,309 1,248,941
1.75% , 01/20/31 .................. 541 439,145

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Core Bond Portfolio
Schedules of Investments
23
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
2.55% , 03/21/31 .................. USD 2,940 $ 2,511,704
2.36% , 03/15/32 .................. 10,905 8,961,686
4.50% , 08/10/33 .................. 598 571,875
4.40% , 11/01/34 .................. 908 855,954
4.27% , 01/15/36 .................. 477 438,270
2.85% , 09/03/41 .................. 1,644 1,183,483
3.00% , 11/20/60 .................. 926 577,440
31,144,913
Electric Utilities — 2.6%
AEP Texas, Inc.
3.95% , 06/01/28 .................. 1,774 1,692,666
4.70% , 05/15/32 .................. 403 384,629
5.40% , 06/01/33 .................. 448 447,018
3.45% , 05/15/51 .................. 1,602 1,097,005
AEP Transmission Co. LLC
5.15% , 04/01/34 .................. 2,039 2,031,829
3.75% , 12/01/47 .................. 1,002 774,245
4.25% , 09/15/48 .................. 459 385,026
3.80% , 06/15/49 .................. 1,119 870,639
3.15% , 09/15/49 .................. 1,212 833,126
Series M , 3.65% , 04/01/50 ........... 1,092 828,257
Series N , 2.75% , 08/15/51 ........... 580 364,758
5.40% , 03/15/53 .................. 275 273,744
Alabama Power Co.
3.85% , 12/01/42 .................. 671 550,037
4.15% , 08/15/44 .................. 604 509,611
3.75% , 03/01/45 .................. 511 404,836
Series A , 4.30% , 07/15/48 ........... 777 660,529
3.13% , 07/15/51 .................. 1,200 828,445
Baltimore Gas & Electric Co.
3.50% , 08/15/46 .................. 458 341,995
3.75% , 08/15/47 .................. 981 761,691
4.25% , 09/15/48 .................. 831 695,615
3.20% , 09/15/49 .................. 491 338,513
2.90% , 06/15/50 .................. 592 388,335
4.55% , 06/01/52 .................. 506 441,638
5.40% , 06/01/53 .................. 872 867,264
CenterPoint Energy Houston Electric LLC,
Series AD, 2.90%, 07/01/50 .......... 1,175 787,316
Coentreprise de Transport d'Electricite SA,
3.75%, 01/17/36
(d)
................ EUR 1,600 1,744,523
Dominion Energy South Carolina, Inc., 6.25%,
10/15/53 ...................... USD 585 654,866
DTE Electric Co., Series B, 3.25%, 04/01/51 . 1,364 954,610
Duke Energy Carolinas LLC
3.88% , 03/15/46 .................. 506 399,873
3.70% , 12/01/47 .................. 1,003 760,563
3.20% , 08/15/49 .................. 663 462,722
3.45% , 04/15/51 .................. 1,050 760,631
5.35% , 01/15/53 .................. 1,221 1,203,729
5.40% , 01/15/54 .................. 568 565,263
Duke Energy Corp., 3.85%, 06/15/34 ...... EUR 387 413,277
Duke Energy Florida LLC
1.75% , 06/15/30 .................. USD 1,294 1,074,933
4.20% , 07/15/48 .................. 487 403,454
3.00% , 12/15/51 .................. 1,471 965,172
5.95% , 11/15/52 .................. 2,234 2,372,702
Duke Energy Ohio, Inc., 4.30%, 02/01/49 ... 462 384,977
Duke Energy Progress LLC
3.45% , 03/15/29 .................. 1,322 1,243,716
3.70% , 10/15/46 .................. 1,761 1,352,538
2.50% , 08/15/50 .................. 648 389,506
2.90% , 08/15/51 .................. 582 377,009
5.35% , 03/15/53 .................. 1,900 1,853,389
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Edison International
5.75% , 06/15/27 .................. USD 2,126 $ 2,154,019
5.25% , 11/15/28 .................. 1,303 1,298,413
6.95% , 11/15/29 .................. 2,527 2,707,257
EDP Servicios Financieros Espana SA, 3.50%,
07/16/30
(d)
..................... EUR 2,400 2,585,848
Elia Transmission Belgium SA, 3.75%,
01/16/36
(d)
..................... 1,600 1,743,729
Engie Energia Chile SA, 3.40%, 01/28/30
(d)
.. USD 200 173,750
Entergy Arkansas LLC, 5.30%, 09/15/33 .... 432 435,926
Eversource Energy, 5.45%, 03/01/28 ...... 1,769 1,790,840
FirstEnergy Corp.
Series B , 4.15% , 07/15/27
(c)
.......... 1,839 1,763,767
Series B , 2.25% , 09/01/30 ........... 1,970 1,638,770
Series C , 3.40% , 03/01/50 ........... 411 283,413
FirstEnergy Transmission LLC, 4.55%,
04/01/49
(b)
..................... 1,963 1,661,001
Florida Power & Light Co.
3.99% , 03/01/49 .................. 1,293 1,063,638
3.15% , 10/01/49 .................. 878 618,036
Georgia Power Co.
4.95% , 05/17/33 .................. 392 386,502
5.25% , 03/15/34 .................. 1,226 1,238,379
MidAmerican Energy Co.
3.15% , 04/15/50 .................. 1,302 907,526
2.70% , 08/01/52 .................. 250 155,658
5.30% , 02/01/55 .................. 1,441 1,425,436
Northern States Power Co., 2.90%, 03/01/50 . 617 410,727
Ohio Power Co.
Series Q , 1.63% , 01/15/31 ........... 1,152 918,961
5.00% , 06/01/33 .................. 1,377 1,351,158
4.00% , 06/01/49 .................. 983 779,386
Series R , 2.90% , 10/01/51 ........... 3,694 2,371,737
Pacific Gas & Electric Co.
5.90% , 06/15/32 .................. 3,505 3,564,849
4.95% , 07/01/50 .................. 900 774,173
3.50% , 08/01/50 .................. 3,411 2,330,587
PECO Energy Co.
3.90% , 03/01/48 .................. 996 807,267
2.80% , 06/15/50 .................. 629 411,341
3.05% , 03/15/51 .................. 2,060 1,403,545
2.85% , 09/15/51 .................. 1,110 716,568
4.38% , 08/15/52 .................. 454 394,149
Public Service Co. of New Hampshire
3.60% , 07/01/49 .................. 461 353,985
5.15% , 01/15/53 .................. 1,129 1,104,035
Public Service Electric & Gas Co.
3.15% , 01/01/50 .................. 1,278 910,201
5.45% , 08/01/53 .................. 644 661,510
5.45% , 03/01/54 .................. 2,537 2,616,027
Southern California Edison Co.
5.85% , 11/01/27 .................. 370 379,831
5.30% , 03/01/28 .................. 880 889,795
5.65% , 10/01/28 .................. 1,071 1,101,735
Series A , 4.20% , 03/01/29 ........... 1,346 1,297,574
5.15% , 06/01/29 .................. 387 388,589
2.85% , 08/01/29 .................. 1,477 1,330,068
2.25% , 06/01/30 .................. 2,067 1,756,441
Series G , 2.50% , 06/01/31 ........... 1,382 1,166,292
5.95% , 11/01/32 .................. 2,768 2,902,655
5.20% , 06/01/34 .................. 1,984 1,964,115
Series 05-E , 5.35% , 07/15/35 ......... 388 387,460
Series 05-B , 5.55% , 01/15/36 ......... 412 412,286
5.63% , 02/01/36 .................. 433 437,983

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Core Bond Portfolio
24
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Terna - Rete Elettrica Nazionale, 3.50%,
01/17/31
(d)
..................... EUR 1,600 $ 1,722,846
Union Electric Co., 5.45%, 03/15/53 ...... USD 648 641,718
Virginia Electric & Power Co.
4.00% , 01/15/43 .................. 475 393,516
4.45% , 02/15/44 .................. 734 640,759
Series B , 4.20% , 05/15/45 ........... 563 472,650
2.45% , 12/15/50 .................. 674 395,773
100,490,420
Financial Services — 0.0%
CRSO Trust, 7.12%, 07/10/28
(b)
......... 458 480,078
Global Payments, Inc.
5.30% , 08/15/29 .................. 671 667,799
2.90% , 05/15/30 .................. 442 383,836
1,531,713
Food Products — 0.1%
(d)
Gruma SAB de CV, 4.88%, 12/01/24 ...... 211 209,352
JDE Peet's NV, 4.50%, 01/23/34 ......... EUR 1,255 1,405,775
Nestle Finance International Ltd., 3.25%,
01/23/37 ...................... 750 803,949
2,419,076
Gas Utilities — 0.1%
Atmos Energy Corp., 3.38%, 09/15/49 ..... USD 1,048 762,763
CenterPoint Energy Resources Corp., 5.25%,
03/01/28 ...................... 1,127 1,138,392
ONE Gas, Inc., 5.10%, 04/01/29 ......... 448 450,921
Piedmont Natural Gas Co., Inc., 4.10%,
09/18/34 ...................... 440 396,345
Promigas SA ESP, 3.75%, 10/16/29
(d)
...... 209 183,789
2,932,210
Ground Transportation — 0.2%
Burlington Northern Santa Fe LLC
3.05% , 02/15/51 .................. 1,284 881,356
2.88% , 06/15/52 .................. 1,898 1,242,733
Norfolk Southern Corp.
3.05% , 05/15/50 .................. 994 672,281
2.90% , 08/25/51 .................. 574 373,531
4.05% , 08/15/52 .................. 453 362,453
Union Pacific Corp.
3.84% , 03/20/60 .................. 811 622,689
2.97% , 09/16/62 .................. 2,914 1,824,150
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1, 3.23%, 05/14/26 ....... 1,161 1,116,044
7,095,237
Health Care Equipment & Supplies — 0.1%
Becton Dickinson & Co., 4.67%, 06/06/47 ... 855 766,165
Solventum Corp.
(b)
5.45% , 02/25/27 .................. 1,707 1,712,895
6.00% , 05/15/64 .................. 1,446 1,433,359
3,912,419
Health Care Providers & Services — 0.9%
CVS Health Corp.
4.78% , 03/25/38 .................. 741 684,297
5.13% , 07/20/45 .................. 1,586 1,461,561
4.25% , 04/01/50 .................. 1,379 1,117,412
Elevance Health, Inc.
3.60% , 03/15/51 .................. 1,987 1,488,840
4.55% , 05/15/52 .................. 683 597,725
HCA, Inc.
5.25% , 04/15/25 .................. 6,464 6,437,011
5.88% , 02/15/26 .................. 5,532 5,555,634
4.13% , 06/15/29 .................. 4,512 4,273,024
3.50% , 09/01/30 .................. 4,538 4,103,973
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
5.45% , 04/01/31 .................. USD 2,194 $ 2,205,444
Humana, Inc., 5.95%, 03/15/34 ......... 1,277 1,325,978
Sartorius Finance BV, 4.88%, 09/14/35
(d)
.... EUR 1,400 1,626,569
UnitedHealth Group, Inc.
4.25% , 06/15/48 .................. USD 1,185 1,023,238
3.70% , 08/15/49 .................. 1,282 1,005,156
2.90% , 05/15/50 .................. 924 623,660
5.88% , 02/15/53 .................. 489 529,051
3.13% , 05/15/60 .................. 594 390,610
6.05% , 02/15/63 .................. 424 466,230
5.20% , 04/15/63 .................. 1,665 1,619,593
36,535,006
Hotels, Restaurants & Leisure — 0.5%
GLP Capital LP
5.75% , 06/01/28 .................. 3,009 3,011,224
5.30% , 01/15/29 .................. 3,632 3,571,287
4.00% , 01/15/30 .................. 3,294 3,007,282
4.00% , 01/15/31 .................. 2,697 2,406,577
3.25% , 01/15/32 .................. 4,305 3,624,069
Marriott International, Inc.
5.30% , 05/15/34 .................. 652 644,873
4.50% , 10/01/34 .................. 411 373,366
McDonald's Corp., 3.88%, 02/20/31
(d)
...... EUR 1,700 1,882,233
Sands China Ltd., 5.40%, 08/08/28
(c)
...... USD 200 196,198
18,717,109
Insurance — 0.1%
American International Group, Inc.
4.75% , 04/01/48 .................. 416 384,433
4.38% , 06/30/50 .................. 453 392,994
Aon Corp.
2.60% , 12/02/31 .................. 925 778,271
5.35% , 02/28/33 .................. 387 389,095
2.90% , 08/23/51 .................. 650 413,912
Aon North America, Inc., 5.75%, 03/01/54 ... 845 866,298
Hartford Financial Services Group, Inc. (The),
3.60%, 08/19/49 ................. 513 387,618
Marsh & McLennan Cos., Inc.
2.90% , 12/15/51 .................. 1,204 774,415
5.70% , 09/15/53 .................. 381 395,554
4,782,590
Interactive Media & Services — 0.1%
Meta Platforms, Inc., 4.65%, 08/15/62 ..... 3,500 3,142,619
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc., 2.10%, 06/04/30 .. 471 397,880
Thermo Fisher Scientific, Inc.
4.95% , 11/21/32 .................. 739 742,183
5.09% , 08/10/33 .................. 3,149 3,183,596
5.20% , 01/31/34 .................. 629 641,475
4,965,134
Machinery — 0.0%
CNH Industrial Capital LLC, 5.45%, 10/14/25 . 380 380,676
Otis Worldwide Corp., 5.25%, 08/16/28 .... 1,299 1,315,879
1,696,555
Media — 0.4%
Charter Communications Operating LLC
3.90% , 06/01/52 .................. 10,057 6,395,910
3.95% , 06/30/62 .................. 2,279 1,374,954
Comcast Corp.
4.25% , 10/15/30 .................. 508 490,752
6.50% , 11/15/35 .................. 571 633,277
3.20% , 07/15/36 .................. 1,295 1,063,811
2.45% , 08/15/52 .................. 669 392,493
2.94% , 11/01/56 .................. 2,264 1,425,428

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Core Bond Portfolio
Schedules of Investments
25
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
2.65% , 08/15/62 .................. USD 3,124 $ 1,782,573
2.99% , 11/01/63 .................. 1,324 813,119
5.50% , 05/15/64 .................. 394 394,503
Cox Communications, Inc., 3.15%, 08/15/24
(b)
247 244,472
Paramount Global
5.85% , 09/01/43 .................. 893 723,549
5.25% , 04/01/44 .................. 276 205,243
4.90% , 08/15/44 .................. 214 152,992
4.60% , 01/15/45 .................. 311 214,242
4.95% , 05/19/50 .................. 283 201,182
16,508,500
Metals & Mining — 0.4%
Anglo American Capital plc
(b)
3.88% , 03/16/29 .................. 1,143 1,067,505
5.63% , 04/01/30 .................. 1,847 1,869,510
5.50% , 05/02/33 .................. 886 878,797
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ...................... 200 173,770
Freeport Indonesia PT, 4.76%, 04/14/27
(d)
... 200 195,100
Glencore Funding LLC
(b)
5.40% , 05/08/28 .................. 928 933,416
5.37% , 04/04/29 .................. 3,900 3,907,732
6.38% , 10/06/30 .................. 3,367 3,553,185
Newmont Corp., 2.25%, 10/01/30 ........ 1,661 1,413,437
POSCO
(b)
5.63% , 01/17/26 .................. 200 200,375
5.75% , 01/17/28 .................. 200 202,688
14,395,515
Multi-Utilities — 0.4%
Algonquin Power & Utilities Corp., 5.37%,
06/15/26
(c)
..................... 2,590 2,575,979
Ameren Illinois Co., 3.25%, 03/15/50 ...... 640 454,992
Consolidated Edison Co. of New York, Inc.
3.95% , 03/01/43 .................. 552 457,537
4.45% , 03/15/44 .................. 561 493,424
Consumers Energy Co.
4.63% , 05/15/33 .................. 4,040 3,932,471
3.25% , 08/15/46 .................. 495 370,804
4.35% , 04/15/49 .................. 500 436,673
3.75% , 02/15/50 .................. 492 390,609
3.10% , 08/15/50 .................. 513 361,557
EnBW International Finance BV, 3.85%,
05/23/30
(d)
..................... EUR 256 283,221
National Grid North America, Inc., 4.67%,
09/12/33
(d)
..................... 1,700 1,947,924
NiSource, Inc.
3.49% , 05/15/27 .................. USD 1,125 1,073,057
5.25% , 03/30/28 .................. 1,083 1,090,445
5.40% , 06/30/33 .................. 586 590,714
San Diego Gas & Electric Co.
3.32% , 04/15/50 .................. 516 365,362
2.95% , 08/15/51 .................. 583 392,572
3.70% , 03/15/52 .................. 1,040 788,202
5.35% , 04/01/53 .................. 543 534,817
16,540,360
Oil, Gas & Consumable Fuels — 4.8%
Antero Resources Corp.
(b)
7.63% , 02/01/29 .................. 2,155 2,213,310
5.38% , 03/01/30 .................. 3,150 3,025,198
Apache Corp.
5.25% , 02/01/42 .................. 1,400 1,181,205
4.75% , 04/15/43 .................. 1,323 1,042,995
BP Capital Markets America, Inc.
1.75% , 08/10/30 .................. 496 413,829
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.81% , 02/13/33 .................. USD 1,264 $ 1,247,446
4.89% , 09/11/33 .................. 386 383,311
4.99% , 04/10/34 .................. 1,266 1,264,357
3.38% , 02/08/61 .................. 571 394,441
BP Capital Markets plc
2.82% , 04/07/32
(d)
................. EUR 755 778,831
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.15%),
6.45%
(a) (e)
..................... USD 1,185 1,227,173
Cameron LNG LLC
(b)
3.30% , 01/15/35 .................. 4,079 3,394,176
3.40% , 01/15/38 .................. 2,165 1,788,645
Cheniere Corpus Christi Holdings LLC
5.88% , 03/31/25 .................. 4,583 4,584,319
5.13% , 06/30/27 .................. 6,944 6,927,447
3.70% , 11/15/29 .................. 2,347 2,183,106
2.74% , 12/31/39 .................. 2,115 1,708,343
Cheniere Energy Partners LP
4.50% , 10/01/29 .................. 7,971 7,586,374
3.25% , 01/31/32 .................. 1,603 1,365,491
5.95% , 06/30/33 .................. 3,449 3,526,164
Cheniere Energy, Inc., 5.65%, 04/15/34
(b)
... 2,810 2,830,066
Devon Energy Corp., 4.50%, 01/15/30 ..... 1,130 1,089,159
Diamondback Energy, Inc.
3.25% , 12/01/26 .................. 11,729 11,243,749
3.50% , 12/01/29 .................. 12,055 11,151,335
3.13% , 03/24/31 .................. 9,640 8,540,138
6.25% , 03/15/53 .................. 110 118,674
EIG Pearl Holdings SARL
(b)
3.55% , 08/31/36 .................. 200 170,812
4.39% , 11/30/46 .................. 200 156,296
El Paso Natural Gas Co. LLC, 3.50%,
02/15/32
(b)
..................... 1,001 852,709
Energy Transfer LP
5.55% , 02/15/28 .................. 1,953 1,980,678
4.95% , 05/15/28 .................. 1,173 1,163,195
4.95% , 06/15/28 .................. 1,472 1,460,174
7.38% , 02/01/31
(b)
................. 3,170 3,315,883
6.10% , 02/15/42 .................. 541 547,157
5.15% , 03/15/45 .................. 1,049 953,157
5.35% , 05/15/45 .................. 928 856,940
5.30% , 04/15/47 .................. 1,144 1,040,093
5.00% , 05/15/50 .................. 828 726,461
5.95% , 05/15/54 .................. 1,206 1,203,523
Eni SpA, 3.88%, 01/15/34
(d)
............ EUR 763 832,463
EQT Corp.
3.13% , 05/15/26
(b)
................. USD 2,323 2,201,566
3.90% , 10/01/27 .................. 4,354 4,138,626
5.70% , 04/01/28 .................. 2,018 2,036,838
5.00% , 01/15/29 .................. 2,296 2,249,174
7.00% , 02/01/30
(c)
................. 1,382 1,468,300
3.63% , 05/15/31
(b)
................. 1,828 1,608,841
5.75% , 02/01/34 .................. 1,877 1,870,805
Hess Corp.
6.00% , 01/15/40 .................. 490 517,131
5.60% , 02/15/41 .................. 428 436,180
Kinder Morgan Energy Partners LP
6.50% , 02/01/37 .................. 706 738,037
5.50% , 03/01/44 .................. 424 403,421
Kinder Morgan, Inc.
5.00% , 02/01/29 .................. 1,300 1,294,654
5.30% , 12/01/34 .................. 1,069 1,051,023
NGPL PipeCo LLC
(b)
4.88% , 08/15/27 .................. 3,166 3,088,259
3.25% , 07/15/31 .................. 4,051 3,460,381

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Core Bond Portfolio
26
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
7.77% , 12/15/37 .................. USD 567 $ 631,738
Northwest Pipeline LLC, 4.00%, 04/01/27 ... 4,707 4,569,954
Oleoducto Central SA, 4.00%, 07/14/27
(b)
... 249 232,270
Ovintiv, Inc., 5.38%, 01/01/26 .......... 1,960 1,952,016
Pioneer Natural Resources Co., 2.15%,
01/15/31 ...................... 681 572,953
Sabine Pass Liquefaction LLC
5.75% , 05/15/24 .................. 146 145,956
5.63% , 03/01/25 .................. 10,145 10,136,128
5.88% , 06/30/26 .................. 8,167 8,231,453
5.00% , 03/15/27 .................. 5,624 5,607,554
5.90% , 09/15/37 .................. 2,711 2,815,318
Targa Resources Corp.
5.20% , 07/01/27 .................. 1,399 1,396,973
4.20% , 02/01/33 .................. 4,480 4,084,406
Targa Resources Partners LP
5.00% , 01/15/28 .................. 2,489 2,453,469
5.50% , 03/01/30 .................. 1,652 1,643,866
4.88% , 02/01/31 .................. 3,312 3,170,532
4.00% , 01/15/32 .................. 3,757 3,381,618
Texas Eastern Transmission LP, 3.50%,
01/15/28
(b)
..................... 420 395,274
Transcontinental Gas Pipe Line Co. LLC
7.85% , 02/01/26 .................. 3,876 4,020,674
4.00% , 03/15/28 .................. 1,669 1,607,857
4.60% , 03/15/48 .................. 1,710 1,513,860
3.95% , 05/15/50 .................. 1,833 1,449,003
Viper Energy, Inc.
(b)
5.38% , 11/01/27 .................. 5,208 5,097,481
7.38% , 11/01/31 .................. 2,265 2,354,640
190,497,052
Paper & Forest Products — 0.0%
Suzano Austria GmbH, 5.00%, 01/15/30 .... 341 327,040
Passenger Airlines — 0.1%
Air Canada Pass-Through Trust, Series 2017-1,
Class B, 3.70%, 01/15/26
(b)
.......... 5 4,390
American Airlines Pass-Through Trust, Series
2016-2, Class B, 4.38%, 06/15/24
(b)
..... 400 397,492
Delta Air Lines Pass-Through Trust, Series
2019-1, Class AA, 3.20%, 04/25/24 ..... 2,311 2,309,228
United Airlines Pass-Through Trust, Series
2019-1, Class AA, 4.15%, 08/25/31 ..... 541 505,622
3,216,732
Pharmaceuticals — 0.4%
Bayer US Finance LLC, 6.38%, 11/21/30
(b)
.. 3,590 3,670,809
Bristol-Myers Squibb Co.
3.70% , 03/15/52 .................. 501 384,688
5.55% , 02/22/54 .................. 1,036 1,065,406
Pfizer Investment Enterprises Pte. Ltd.
4.75% , 05/19/33 .................. 3,093 3,045,318
5.30% , 05/19/53 .................. 3,479 3,458,940
Pfizer, Inc., 4.13%, 12/15/46 ........... 454 388,029
Takeda Pharmaceutical Co. Ltd., 2.05%,
03/31/30 ...................... 2,258 1,914,666
13,927,856
Retail REITs — 0.1%
NNN REIT, Inc., 3.50%, 04/15/51 ........ 2,281 1,650,973
Realty Income Corp.
3.10% , 12/15/29 .................. 976 885,993
3.20% , 02/15/31 .................. 886 785,295
3,322,261
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment — 0.3%
Broadcom, Inc.
(b)
4.15% , 04/15/32 .................. USD 500 $ 463,869
3.47% , 04/15/34 .................. 1,122 961,452
3.14% , 11/15/35 .................. 4,175 3,372,988
3.19% , 11/15/36 .................. 643 511,733
Intel Corp.
5.15% , 02/21/34 .................. 781 782,779
3.05% , 08/12/51 .................. 586 394,995
5.05% , 08/05/62 .................. 482 453,261
KLA Corp.
5.00% , 03/15/49 .................. 472 458,555
3.30% , 03/01/50 .................. 1,566 1,149,485
4.95% , 07/15/52 .................. 407 392,287
NXP BV, 2.50%, 05/11/31 ............. 1,025 858,663
Texas Instruments, Inc.
2.70% , 09/15/51 .................. 701 456,662
4.10% , 08/16/52 .................. 492 417,496
10,674,225
Software — 0.3%
Oracle Corp.
3.80% , 11/15/37 .................. 2,369 1,986,478
3.65% , 03/25/41 .................. 1,226 962,652
4.50% , 07/08/44 .................. 766 654,781
4.13% , 05/15/45 .................. 2,986 2,410,305
3.60% , 04/01/50 .................. 1,828 1,320,686
3.95% , 03/25/51 .................. 701 534,117
4.38% , 05/15/55 .................. 2,514 2,023,279
9,892,298
Specialized REITs — 0.5%
American Tower Corp.
5.25% , 07/15/28 .................. 1,576 1,576,108
3.80% , 08/15/29 .................. 5,155 4,810,962
2.90% , 01/15/30 .................. 1,182 1,039,259
1.88% , 10/15/30 .................. 1,989 1,612,685
2.70% , 04/15/31 .................. 2,789 2,361,049
Crown Castle, Inc.
2.25% , 01/15/31 .................. 2,879 2,368,716
2.10% , 04/01/31 .................. 778 629,754
2.50% , 07/15/31 .................. 2,549 2,109,287
Equinix, Inc.
3.20% , 11/18/29 .................. 1,793 1,605,146
2.15% , 07/15/30 .................. 1,025 849,450
2.50% , 05/15/31 .................. 2,176 1,815,119
20,777,535
Specialty Retail — 0.1%
Lowe's Cos., Inc.
1.70% , 10/15/30 .................. 572 467,379
2.63% , 04/01/31 .................. 2,019 1,737,311
2.80% , 09/15/41 .................. 1,862 1,323,474
4.25% , 09/15/44 .................. 462 369,873
3,898,037
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC, 4.90%, 10/01/26 .... 4,197 4,171,103
Hewlett Packard Enterprise Co., 5.25%,
07/01/28 ...................... 1,124 1,133,460
5,304,563
Tobacco — 0.4%
Altria Group, Inc.
6.88% , 11/01/33 .................. 1,556 1,692,713
3.40% , 02/04/41 .................. 1,052 771,737
4.25% , 08/09/42 .................. 2,446 2,004,430
4.50% , 05/02/43 .................. 2,497 2,103,897
3.70% , 02/04/51 .................. 569 397,626

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Core Bond Portfolio
Schedules of Investments
27
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Tobacco (continued)
BAT Capital Corp.
6.00% , 02/20/34 .................. USD 584 $ 591,327
4.54% , 08/15/47 .................. 1,164 898,713
3.98% , 09/25/50 .................. 1,704 1,198,420
5.65% , 03/16/52 .................. 1,577 1,422,877
7.08% , 08/02/53 .................. 2,471 2,663,859
Philip Morris International, Inc., 5.13%, 11/17/27 1,232 1,238,371
Reynolds American, Inc., 5.85%, 08/15/45 ... 2,598 2,409,766
17,393,736
Transportation Infrastructure — 0.0%
DP World Salaam, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.75%), 6.00%
(a) (d) (e)
............... 200 199,625
Wireless Telecommunication Services — 0.9%
Rogers Communications, Inc., 5.30%, 02/15/34 2,731 2,706,638
Sprint LLC
7.13% , 06/15/24 .................. 8,642 8,656,804
7.63% , 02/15/25 .................. 5,724 5,791,652
7.63% , 03/01/26 .................. 8,984 9,281,721
T-Mobile USA, Inc.
3.88% , 04/15/30 .................. 4,146 3,883,900
2.88% , 02/15/31 .................. 470 408,171
2.25% , 11/15/31 .................. 1,159 951,687
5.05% , 07/15/33 .................. 4,553 4,503,574
5.15% , 04/15/34 .................. 391 389,691
36,573,838
Total Corporate Bonds — 24 .7%
(Cost: $ 965,589,645 ) .............................. 970,773,408
Floating Rate Loan Interests
Oil, Gas & Consumable Fuels — 0.0%
Ecopetrol SA, Term Loan , (1-mo. CME Term
SOFR + 0.00%), 10.11%
,
09/06/30
(a) (f)
.... 850 875,500
Total Floating Rate Loan Interests — 0 .0%
(Cost: $ 843,989 ) ................................. 875,500
Foreign Agency Obligations
Chile — 0.0%
(d)
Banco del Estado de Chile , 2.70%
,
01/09/25 . 200 195,125
Empresa Nacional del Petroleo , 3.75%
,
08/05/26 ....................... 308 293,466
488,591
Colombia — 0.1%
Ecopetrol SA
8.88% , 01/13/33 .................. 172 180,684
8.38% , 01/19/36 .................. 790 795,925
976,609
France — 0.0%
Electricite de France SA , 4.25%
,
01/25/32
(d)
.. EUR 800 894,924
Hungary — 0.0%
MFB Magyar Fejlesztesi Bank Zrt. , 6.50%
,
06/29/28
(d)
...................... USD 255 259,144
Indonesia — 0.0%
Pertamina Persero PT , 3.65%
,
07/30/29
(d)
... 200 185,875
Mexico — 0.1%
Petroleos Mexicanos
Series 13-2 , 7.19% , 09/12/24 ......... MXN 72 418,398
6.88% , 08/04/26 .................. USD 859 833,445
6.50% , 03/13/27 .................. 2,626 2,468,466
Security
Par (000)
Par (000) Value
Mexico (continued)
8.75% , 06/02/29 .................. USD 126 $ 123,325
5.95% , 01/28/31 .................. 122 97,771
6.70% , 02/16/32 .................. 72 59,940
4,001,345
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA ,
5.13%
,
08/11/61
(b)
................. 203 147,809
Peru — 0.0%
Corp. Financiera de Desarrollo SA , 4.75%
,
07/15/25
(d)
...................... 200 197,786
Poland — 0.0%
Bank Gospodarstwa Krajowego , 6.25%
,
10/31/28
(b)
...................... 200 208,760
Supranational — 0.3%
European Union
(d)
2.50% , 10/04/52 .................. EUR 2,860 2,658,378
Series NGEU , 3.00% , 03/04/53 ........ 8,165 8,388,260
11,046,638
Total Foreign Agency Obligations — 0 .5%
(Cost: $ 17,361,924 ) ............................... 18,407,481
Foreign Government Obligations
Belgium — 0.4%
Kingdom of Belgium , 3.30%
,
06/22/54
(b) (d)
... 13,010 13,913,272
Chile — 0.0%
Republic of Chile , 4.34%
,
03/07/42 ........ USD 200 174,562
Colombia — 0.2%
Republic of Colombia
4.50% , 01/28/26 .................. 286 278,993
7.50% , 08/26/26 .................. COP 13,323,800 3,324,814
3.88% , 04/25/27 .................. USD 200 188,100
5.75% , 11/03/27 .................. COP 8,309,400 1,915,983
6.00% , 04/28/28 .................. 8,732,700 2,004,183
13.25% , 02/09/33 ................. 3,420,100 1,040,537
8.00% , 04/20/33 .................. USD 257 271,392
9,024,002
Czech Republic — 0.1%
Czech Republic
5.50% , 12/12/28 .................. CZK 27,300 1,249,679
2.75% , 07/23/29 .................. 34,230 1,387,357
5.00% , 09/30/30 .................. 29,020 1,320,049
3,957,085
France — 0.3%
French Republic , 3.00%
,
05/25/54
(b) (d)
...... EUR 13,205 13,484,252
Hungary — 0.1%
Hungary Government Bond
5.25% , 06/16/29
(b)
................. USD 286 283,140
4.00% , 07/25/29
(d)
................. EUR 1,725 1,858,541
5.38% , 09/12/33
(d)
................. 96 109,227
2,250,908
Indonesia — 0.2%
Perusahaan Penerbit SBSN Indonesia III ,
4.40%
,
06/06/27
(b)
................. USD 200 196,707
Republic of Indonesia
5.50% , 04/15/26 .................. IDR 7,183,000 445,115
8.38% , 09/15/26 .................. 11,934,000 784,608
7.00% , 05/15/27 .................. 32,495,000 2,076,923
6.88% , 04/15/29 .................. 15,905,000 1,015,067

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Core Bond Portfolio
28
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Indonesia (continued)
2.85% , 02/14/30 .................. USD 1,918 $ 1,713,014
6.75% , 01/15/44
(d)
................. 200 234,562
3.05% , 03/12/51 .................. 2,624 1,858,940
8,324,936
Israel — 0.1%
State of Israel Government Bond , 5.75%
,
03/12/54 ....................... 2,018 1,932,235
Mexico — 0.7%
United Mexican States
3.75% , 01/11/28 .................. 200 190,188
8.50% , 03/01/29 .................. MXN 1,208 7,034,806
8.50% , 05/31/29 .................. 1,961 11,431,914
2.66% , 05/24/31 .................. USD 4,949 4,127,466
6.35% , 02/09/35 .................. 220 227,288
8.50% , 11/18/38 .................. MXN 266 1,490,351
4.50% , 01/31/50 .................. USD 5,805 4,577,242
6.34% , 05/04/53 .................. 200 197,812
29,277,067
Panama — 0.1%
Republic of Panama
3.88% , 03/17/28 .................. 1,275 1,161,844
3.16% , 01/23/30 .................. 832 690,820
7.50% , 03/01/31 .................. 319 330,364
6.40% , 02/14/35 .................. 200 188,600
8.00% , 03/01/38 .................. 214 223,844
6.85% , 03/28/54 .................. 300 271,050
4.50% , 04/01/56 .................. 3,059 1,980,703
4,847,225
Peru — 0.2%
Republic of Peru
6.35% , 08/12/28
(d)
................. PEN 4,225 1,163,127
5.94% , 02/12/29
(d)
................. 3,921 1,048,252
2.78% , 01/23/31 .................. USD 203 174,390
6.95% , 08/12/31
(d)
................. PEN 8,781 2,365,443
1.86% , 12/01/32 .................. USD 230 175,591
3.55% , 03/10/51 .................. 2,479 1,786,119
6,712,922
Philippines — 0.1%
Republic of Philippines
3.00% , 02/01/28 .................. 3,147 2,933,594
3.20% , 07/06/46 .................. 2,747 1,975,265
4,908,859
Poland — 0.1%
Republic of Poland
2.75% , 10/25/29 .................. PLN 11,925 2,626,109
4.88% , 10/04/33 .................. USD 147 144,656
5.50% , 04/04/53 .................. 100 99,971
2,870,736
Romania — 0.0%
Romania Government Bond
5.25% , 11/25/27
(b)
................. 140 138,031
2.13% , 03/07/28
(d)
................. EUR 367 364,016
2.12% , 07/16/31
(d)
................. 369 325,443
827,490
Russia — 0.0%
Russian Federation , 6.10%
,
07/18/35
(g) (h)
.... RUB 102,831 500,964
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
4.50% , 04/17/30
(d)
................. USD 200 196,062
Security
Par (000)
Par (000) Value
Saudi Arabia (continued)
5.00% , 01/18/53
(b)
................. USD 332 $ 297,140
493,202
Uruguay — 0.1%
Oriental Republic of Uruguay
4.38% , 10/27/27 .................. 1,813 1,797,441
5.75% , 10/28/34 .................. 176 185,293
5.10% , 06/18/50 .................. 1,669 1,613,869
3,596,603
Total Foreign Government Obligations — 2 .7%
(Cost: $ 112,764,404 ) .............................. 107,096,320
Municipal Bonds
California — 0 .4%
Bay Area Toll Authority , Series 2010S-1 , RB ,
7.04% , 04/01/50 .................. 1,925 2,310,201
Los Angeles Community College District , Series
2010E , GO , 6.60% , 08/01/42 .......... 980 1,106,310
Los Angeles Unified School District , Series
2010RY , GO , 6.76% , 07/01/34 ......... 2,505 2,758,712
State of California
Series 2018 , GO , 4.60% , 04/01/38 ...... 4,110 3,970,081
Series 2009 , GO , 7.55% , 04/01/39 ...... 1,300 1,592,242
University of California , Series 2012AD , RB ,
4.86% , 05/15/2112 ................. 425 394,165
12,131,711
Georgia — 0 .0%
Municipal Electric Authority of Georgia , Series
2010-A , RB , 6.64% , 04/01/57 ......... 666 755,391
Illinois — 0 .1%
State of Illinois , Series 2003 , GO ,
5.10% , 06/01/33 .................. 4,725 4,685,277
New Jersey — 0 .0%
New Jersey Turnpike Authority , Series 2009F ,
RB , 7.41% , 01/01/40 ............... 665 799,641
New York — 0 .1%
Metropolitan Transportation Authority
Series 2010A , RB , 6.67% , 11/15/39 ..... 270 297,184
Series 2010E , RB , 6.81% , 11/15/40 ..... 730 812,459
New York City Municipal Water Finance
Authority , Series 2011CC , RB ,
5.88% , 06/15/44 .................. 440 464,830
New York State Dormitory Authority , Series
2010H , RB , 5.39% , 03/15/40 .......... 320 319,974
Port Authority of New York & New Jersey ,
Series 2014-181 , RB , 4.96% , 08/01/46 ... 1,665 1,634,376
3,528,823
Ohio — 0 .0%
American Municipal Power, Inc. , Series 2010A ,
RB , 8.08% , 02/15/50 ............... 765 1,023,559
Texas — 0 .1%
City of San Antonio Electric & Gas Systems ,
Series 2010A , RB , 5.81% , 02/01/41 ..... 1,095 1,153,624
State of Texas , Series 2009A , GO ,
5.52% , 04/01/39 .................. 1,235 1,277,170
2,430,794
Total Municipal Bonds — 0 .7%
(Cost: $ 28,718,983 ) ............................... 25,355,196

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Core Bond Portfolio
Schedules of Investments
29
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.6%
A&D Mortgage Trust, Series 2023-NQM5, Class
A1, 7.05%, 11/25/68
(b) (c)
............. USD 2,085 $ 2,111,331
Angel Oak Mortgage Trust
(b)
Series 2020-3, Class A3, 2.87%, 04/25/65
(a)
453 420,454
Series 2020-4, Class A3, 2.81%, 06/25/65
(a)
163 154,215
Series 2022-2, Class A1, 3.35%, 01/25/67
(a)
84 77,055
Series 2023-7, Class A1, 4.80%, 11/25/67
(c)
2,481 2,403,577
Series 2024-1, Class A1, 5.21%, 08/25/68
(c)
813 795,412
Barclays Mortgage Loan Trust, Series 2022-
NQM1, Class A1, 4.55%, 07/25/52
(b) (c)
.... 2,122 2,069,277
CHL Mortgage Pass-Through Trust, Series
2004-29, Class 1A1, (1-mo. CME Term
SOFR at 0.54% Floor and 11.50% Cap +
0.65%), 5.98%, 02/25/35
(a)
........... 97 88,585
COLT Mortgage Loan Trust
(a)(b)
Series 2020-2, Class M1, 5.25%, 03/25/65 . 1,283 1,246,925
Series 2020-3, Class A3, 2.38%, 04/27/65 . 107 101,587
Cross Mortgage Trust, Series 2023-H2, Class
A1A, 7.13%, 11/25/68
(b) (c)
............ 1,349 1,366,979
CSMC Trust
(a)(b)
Series 2021-NQM8, Class M1, 3.26%,
10/25/66 ..................... 175 122,698
Series 2022-NQM3, Class A1B, 4.26%,
03/25/67 ..................... 1,589 1,483,039
Deephaven Residential Mortgage Trust
(a)(b)
Series 2022-2, Class M1, 4.34%, 03/25/67 . 312 264,536
Series 2022-3, Class M1, 5.26%, 07/25/67 . 634 575,194
GCAT Trust
(b)
Series 2022-NQM4, Class A1, 5.27%,
08/25/67
(c)
.................... 2,119 2,092,838
Series 2023-NQM4, Class A1, 4.25%,
05/25/67
(a)
.................... 1,331 1,231,085
GS Mortgage-Backed Securities Trust, Series
2022-NQM1, Class A4, 4.00%, 05/25/62
(a) (b)
138 124,966
HIG RCP LLC, Series 2023-FL1, Class A,
(1-mo. CME Term SOFR at 2.27% Floor +
2.27%), 7.60%, 09/19/38
(a) (b)
.......... 1,280 1,283,668
Homeward Opportunities Fund I Trust, Series
2020-2, Class A3, 3.20%, 05/25/65
(a) (b)
... 1,237 1,173,685
Homeward Opportunities Fund Trust
(b)
Series 2022-1, Class A1, 5.08%, 07/25/67
(c)
3,058 3,018,165
Series 2022-1, Class M1, 5.05%, 07/25/67
(a)
671 631,261
J.P. Morgan Mortgage Trust
(a)(b)
Series 2021-INV5, Class A2A, 2.50%,
12/25/51 ..................... 17,960 14,389,265
Series 2021-INV7, Class A3A, 2.50%,
02/25/52 ..................... 9,415 8,206,781
Series 2021-INV7, Class A4A, 2.50%,
02/25/52 ..................... 4,034 2,527,373
Series 2021-INV7, Class A5A, 2.50%,
02/25/52 ..................... 2,044 1,618,327
MFA Trust
(a)(b)
Series 2020-NQM1, Class A3, 2.30%,
08/25/49 ..................... 269 244,641
Series 2022-NQM1, Class M1, 4.27%,
12/25/66 ..................... 597 514,430
Morgan Stanley Residential Mortgage Loan
Trust, Series 2014-1A, Class B3, 6.87%,
06/25/44
(a) (b)
..................... 121 120,358
Mortgage Loan Resecuritization Trust, Series
2009-RS1, Class A85, (1-mo. LIBOR USD
at 0.34% Floor and 9.00% Cap + 0.34%),
5.78%, 04/16/36
(a) (b)
................ 1,469 1,407,477
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
MortgageIT Trust, Series 2004-1, Class A1,
(1-mo. CME Term SOFR at 0.78% Floor and
11.50% Cap + 0.89%), 6.22%, 11/25/34
(a)
. USD 201 $ 189,071
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57
(a) (b)
.. 162 155,167
PRKCM Trust
(a)(b)
Series 2021-AFC2, Class A1, 2.07%,
11/25/56 ..................... 266 224,929
Series 2022-AFC1, Class A1A, 4.10%,
04/25/57 ..................... 284 272,325
Series 2022-AFC2, Class A1, 5.33%,
08/25/57 ..................... 2,142 2,109,099
Residential Mortgage Loan Trust, Series 2020-
2, Class M1, 3.57%, 05/25/60
(a) (b)
....... 1,680 1,477,340
SG Residential Mortgage Trust, Series 2022-2,
Class A1, 5.35%, 08/25/62
(b) (c)
......... 445 441,601
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A3, 4.10%, 07/25/57
(b) (c)
..... 196 174,483
Structured Asset Securities Corp. Assistance
Loan Trust, Series 2003-AL1, Class A,
3.36%, 04/25/31
(b)
................. 54 53,321
Verus Securitization Trust
(b)
Series 2019-INV2, Class M1, 3.50%,
07/25/59
(a)
.................... 3,000 2,815,102
Series 2020-4, Class A3, 2.32%, 05/25/65
(c)
381 362,645
Series 2020-4, Class M1, 3.29%, 05/25/65
(a)
670 595,540
Series 2020-INV1, Class A2, 3.04%,
03/25/60
(a)
.................... 902 880,348
Series 2020-INV1, Class A3, 3.89%,
03/25/60
(a)
.................... 1,000 971,068
Series 2021-6, Class M1, 2.94%, 10/25/66
(a)
165 119,365
Visio Trust, Series 2020-1, Class M1, 4.45%,
08/25/55
(a) (b)
..................... 2,000 1,832,746
Vista Point Securitization Trust, Series 2020-2,
Class A3, 2.50%, 04/25/65
(a) (b)
......... 405 373,449
64,912,783
Commercial Mortgage-Backed Securities — 3.9%
1211 Avenue of the Americas Trust
(a)(b)
Series 2015-1211, Class C, 4.14%, 08/10/35 100 94,280
Series 2015-1211, Class D, 4.14%, 08/10/35 1,131 1,037,625
280 Park Avenue Mortgage Trust
(a)(b)
Series 2017-280P, Class B, (1-mo. CME
Term SOFR at 1.08% Floor + 1.38%),
6.71%, 09/15/34 ................ 204 196,674
Series 2017-280P, Class D, (1-mo. CME
Term SOFR at 1.79% Floor + 1.84%),
7.15%, 09/15/34 ................ 640 591,214
Alen Mortgage Trust
(a)(b)
Series 2021-ACEN, Class A, (1-mo. CME
Term SOFR at 1.15% Floor + 1.26%),
6.59%, 04/15/34 ................ 231 211,067
Series 2021-ACEN, Class D, (1-mo. CME
Term SOFR at 3.10% Floor + 3.21%),
8.54%, 04/15/34 ................ 587 373,633
Arbor Multifamily Mortgage Securities Trust
(b)
Series 2020-MF1, Class D, 1.75%, 05/15/53 1,080 743,611
Series 2020-MF1, Class E, 1.75%, 05/15/53 600 389,870
Series 2021-MF3, Class A5, 2.57%,
10/15/54 ..................... 297 251,378
AREIT LLC, Series 2022-CRE7, Class A,
(1-mo. CME Term SOFR at 2.24% Floor +
2.24%), 7.57%, 06/17/39
(a) (b)
.......... 918 917,994
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.10%
Floor + 2.27%), 7.60%, 04/15/35
(a) (b)
..... 174 168,926

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Core Bond Portfolio
30
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Atrium Hotel Portfolio Trust, Series 2017-ATRM,
Class D, (1-mo. CME Term SOFR at 1.95%
Floor + 2.25%), 7.57%, 12/15/36
(a) (b)
..... USD 2,736 $ 2,511,863
BAMLL Commercial Mortgage Securities Trust
(a)
(b)
Series 2017-SCH, Class AF, (1-mo. CME
Term SOFR at 1.00% Floor + 1.05%),
6.37%, 11/15/33 ................ 1,480 1,473,095
Series 2017-SCH, Class CL, (1-mo. CME
Term SOFR at 1.50% Floor + 1.55%),
6.87%, 11/15/32 ................ 1,450 1,436,489
Series 2017-SCH, Class DL, (1-mo. CME
Term SOFR at 2.00% Floor + 2.05%),
7.37%, 11/15/32 ................ 1,490 1,476,768
Series 2018-DSNY, Class B, (1-mo. CME
Term SOFR at 1.40% Floor + 1.45%),
6.77%, 09/15/34 ................ 100 99,750
Series 2018-DSNY, Class C, (1-mo. CME
Term SOFR at 1.60% Floor + 1.65%),
6.97%, 09/15/34 ................ 1,000 995,000
Series 2018-DSNY, Class D, (1-mo. CME
Term SOFR at 1.95% Floor + 2.00%),
7.32%, 09/15/34 ................ 996 988,530
Bayview Commercial Asset Trust
(a)(b)
Series 2005-3A, Class A1, (1-mo. CME Term
SOFR at 0.48% Floor and 10.80% Cap +
0.59%), 5.92%, 11/25/35 ........... 174 163,714
Series 2005-4A, Class A1, (1-mo. CME Term
SOFR at 0.30% Floor + 0.56%), 5.89%,
01/25/36 ..................... 1,219 1,130,556
Series 2006-4A, Class A1, (1-mo. CME Term
SOFR at 0.23% Floor + 0.46%), 5.79%,
12/25/36 ..................... 269 251,571
BBCMS Mortgage Trust
Series 2017-C1, Class B, 4.09%, 02/15/50 . 2,000 1,836,145
Series 2018-TALL, Class A, (1-mo. CME
Term SOFR at 0.72% Floor + 0.92%),
6.25%, 03/15/37
(a) (b)
.............. 132 126,731
Series 2018-TALL, Class B, (1-mo. CME
Term SOFR at 0.97% Floor + 1.17%),
6.49%, 03/15/37
(a) (b)
.............. 280 260,444
Series 2023-5C23, Class D, 7.45%,
12/15/56
(a) (b)
................... 115 110,437
BBCMS Trust, Series 2015-SRCH, Class A1,
3.31%, 08/10/35
(b)
................. 596 563,722
BB-UBS Trust, Series 2012-SHOW, Class E,
4.03%, 11/05/36
(a) (b)
................ 260 229,991
Beast Mortgage Trust, Series 2021-SSCP,
Class A, (1-mo. CME Term SOFR at 0.75%
Floor + 0.86%), 6.19%, 04/15/36
(a) (b)
..... 948 940,672
BLP Commercial Mortgage Trust, Series 2023-
IND, Class A, (1-mo. CME Term SOFR at
1.69% Floor + 1.69%), 7.02%, 03/15/40
(a) (b)
709 710,329
BOCA Commercial Mortgage Trust, Series
2022-BOCA, Class A, (1-mo. CME Term
SOFR at 1.77% Floor + 1.77%), 7.09%,
05/15/39
(a) (b)
..................... 472 472,393
BWAY Mortgage Trust
(b)
Series 2013-1515, Class A2, 3.45%,
03/10/33 ..................... 273 259,338
Series 2013-1515, Class C, 3.45%, 03/10/33 2,810 2,478,563
Series 2013-1515, Class E, 3.72%, 03/10/33 100 85,973
BX Commercial Mortgage Trust
(b)
Series 2020-VIV2, Class C, 3.54%,
03/09/44
(a)
.................... 1,450 1,258,631
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2020-VIV3, Class B, 3.54%,
03/09/44
(a)
.................... USD 902 $ 793,328
Series 2020-VIV4, Class A, 2.84%, 03/09/44 2,452 2,119,791
Series 2020-VKNG, Class A, (1-mo. CME
Term SOFR at 0.93% Floor + 1.04%),
6.37%, 10/15/37
(a)
............... 64 64,213
Series 2021-VINO, Class D, (1-mo. CME
Term SOFR at 1.47% Floor + 1.47%),
6.79%, 05/15/38
(a)
............... 2,721 2,691,221
Series 2021-VIV5, Class A, 2.84%,
03/09/44
(a)
.................... 914 775,724
Series 2022-CSMO, Class C, (1-mo. CME
Term SOFR at 3.89% Floor + 3.89%),
9.21%, 06/15/27
(a)
............... 322 323,006
Series 2023-VLT3, Class A, (1-mo. CME
Term SOFR at 1.94% Floor + 1.94%),
7.27%, 11/15/28
(a)
............... 360 360,000
Series 2023-XL3, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 7.09%,
12/09/40
(a)
.................... 1,198 1,205,446
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 6.77%,
02/15/39
(a)
.................... 480 481,200
Series 2024-XL5, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 6.69%,
03/15/41
(a)
.................... 938 938,472
BX Trust
(b)
Series 2019-OC11, Class A, 3.20%,
12/09/41 ..................... 41 36,487
Series 2019-OC11, Class D, 3.94%,
12/09/41
(a)
.................... 1,832 1,614,401
Series 2021-ARIA, Class A, (1-mo. CME
Term SOFR at 0.90% Floor + 1.01%),
6.34%, 10/15/36
(a)
............... 437 432,630
Series 2021-ARIA, Class D, (1-mo. CME
Term SOFR at 1.90% Floor + 2.01%),
7.33%, 10/15/36
(a)
............... 1,604 1,571,920
Series 2021-LBA, Class AJV, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
6.24%, 02/15/36
(a)
............... 295 293,869
Series 2021-LBA, Class AV, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
6.24%, 02/15/36
(a)
............... 192 191,326
Series 2021-VIEW, Class D, (1-mo. CME
Term SOFR at 2.90% Floor + 3.01%),
8.34%, 06/15/36
(a)
............... 2,110 1,994,050
Series 2022-GPA, Class A, (1-mo. CME
Term SOFR at 2.17% Floor + 2.17%),
7.49%, 08/15/39
(a)
............... 3,582 3,591,192
Series 2022-GPA, Class B, (1-mo. CME
Term SOFR at 2.66% Floor + 2.66%),
7.99%, 08/15/41
(a)
............... 92 92,516
Series 2022-GPA, Class D, (1-mo. CME
Term SOFR at 4.06% Floor + 4.06%),
9.39%, 08/15/43
(a)
............... 357 358,124
Series 2022-LBA6, Class A, (1-mo. CME
Term SOFR at 1.00% Floor + 1.00%),
6.33%, 01/15/39
(a)
............... 252 250,661
Series 2022-LBA6, Class D, (1-mo. CME
Term SOFR at 2.00% Floor + 2.00%),
7.33%, 01/15/39
(a)
............... 530 524,203
Series 2022-VAMF, Class A, (1-mo. CME
Term SOFR at 0.85% Floor + 0.85%),
6.18%, 01/15/39
(a)
............... 300 297,375

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Core Bond Portfolio
Schedules of Investments
31
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2022-VAMF, Class B, (1-mo. CME
Term SOFR at 1.28% Floor + 1.28%),
6.61%, 01/15/39
(a)
............... USD 133 $ 131,462
Series 2023-DELC, Class D, (1-mo. CME
Term SOFR at 4.39% Floor + 4.39%),
9.71%, 05/15/38
(a)
............... 100 100,500
Series 2024-CNYN, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
6.74%, 04/15/29
(a)
............... 1,407 1,407,000
Series 2024-CNYN, Class D, (1-mo. CME
Term SOFR at 2.69% Floor + 2.69%),
7.99%, 04/15/29
(a)
............... 450 450,389
Series 2024-PAT, Class A, (1-mo. CME Term
SOFR at 2.09% Floor + 2.09%), 7.34%,
03/15/26
(a)
.................... 750 749,617
Series 2024-PAT, Class C, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 9.69%,
03/15/26
(a)
.................... 1,603 1,602,918
Series 2024-PAT, Class D, (1-mo. CME Term
SOFR at 5.39% Floor + 5.39%), 10.64%,
03/15/26
(a)
.................... 769 768,959
BXP Trust
(a)(b)
Series 2017-CC, Class D, (1-mo. LIBOR
USD + 0.00%), 3.55%, 08/13/37 ..... 210 170,778
Series 2017-GM, Class D, 3.42%, 06/13/39 140 124,426
Series 2021-601L, Class D, 2.78%, 01/15/44 758 487,422
CAMB Commercial Mortgage Trust, Series
2019-LIFE, Class D, (1-mo. CME Term
SOFR at 1.75% Floor + 2.05%), 7.37%,
12/15/37
(a) (b)
..................... 815 813,991
Cassia SRL, Series 2022-1A, Class A, (3-mo.
EURIBOR at 2.50% Floor + 2.50%), 6.44%,
05/22/34
(a) (b)
..................... EUR 1,468 1,572,182
CD Mortgage Trust
Series 2017-CD3, Class A4, 3.63%,
02/10/50 ..................... USD 280 258,566
Series 2017-CD5, Class B, 3.96%,
08/15/50
(a)
.................... 446 405,014
Series 2017-CD6, Class B, 3.91%,
11/13/50
(a)
.................... 121 103,833
CENT Trust, Series 2023-CITY, Class A, (1-mo.
CME Term SOFR at 2.62% Floor + 2.62%),
7.95%, 09/15/38
(a) (b)
................ 1,922 1,941,442
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3, 3.87%, 01/10/48 110 106,003
Series 2017-C8, Class B, 4.20%, 06/15/50
(a)
667 605,380
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, 3.52%,
05/10/35
(a) (b)
................... 245 226,617
Series 2015-GC27, Class B, 3.77%,
02/10/48 ..................... 240 233,236
COAST Commercial Mortgage Trust
(a)(b)
Series 2023-2HTL, Class A, (1-mo. CME
Term SOFR at 2.59% Floor + 2.59%),
7.92%, 08/15/36 ................ 1,081 1,084,193
Series 2023-2HTL, Class D, (1-mo. CME
Term SOFR at 4.44% Floor + 4.44%),
9.76%, 08/15/36 ................ 935 934,998
Cold Storage Trust, Series 2020-ICE5, Class A,
(1-mo. CME Term SOFR at 0.90% Floor +
1.01%), 6.33%, 11/15/37
(a) (b)
.......... 2,065 2,060,745
Commercial Mortgage Trust
(a)
Series 2015-CR24, Class B, 4.35%,
08/10/48 ..................... 1,232 1,172,222
Series 2015-LC19, Class B, 3.83%,
02/10/48 ..................... 104 97,887
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2016-667M, Class D, 3.18%,
10/10/36
(b)
.................... USD 440 $ 350,635
Credit Suisse Mortgage Capital Certificates
(a)(b)
Series 2019-ICE4, Class A, (1-mo. CME
Term SOFR at 0.98% Floor + 1.03%),
6.35%, 05/15/36 ................ 439 438,909
Series 2019-ICE4, Class B, (1-mo. CME
Term SOFR at 1.23% Floor + 1.28%),
6.60%, 05/15/36 ................ 2,651 2,649,557
Series 2020-NET, Class D, 3.70%, 08/15/37 600 551,445
Series 2021-980M, Class D, 3.54%,
07/15/31 ..................... 5,810 5,222,410
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class D, 3.56%, 11/15/48
(a)
1,270 1,140,467
Series 2016-C5, Class B, 4.46%, 11/15/48
(a)
510 487,955
Series 2016-C5, Class C, 4.64%, 11/15/48
(a)
710 661,628
Series 2018-CX12, Class C, 4.72%,
08/15/51
(a)
.................... 268 235,696
Series 2019-C16, Class C, 4.24%,
06/15/52
(a)
.................... 319 269,393
Series 2019-C18, Class D, 2.50%,
12/15/52
(b)
.................... 2,849 2,060,963
CSMC Trust
(b)
Series 2017-CALI, Class C, 3.78%,
11/10/32
(a)
.................... 370 174,054
Series 2017-PFHP, Class A, (1-mo. CME
Term SOFR at 0.95% Floor + 1.00%),
6.32%, 12/15/30
(a)
............... 530 507,046
Series 2017-TIME, Class A, 3.65%, 11/13/39 230 149,590
Series 2021-BHAR, Class A, (1-mo. CME
Term SOFR at 1.15% Floor + 1.26%),
6.59%, 11/15/38
(a)
............... 558 555,908
Series 2021-BHAR, Class B, (1-mo. CME
Term SOFR at 1.50% Floor + 1.61%),
6.94%, 11/15/38
(a)
............... 465 461,788
Series 2022-NWPT, Class A, (1-mo. CME
Term SOFR at 3.14% Floor + 3.14%),
8.47%, 09/09/24
(a)
............... 1,017 1,019,839
DBGS Mortgage Trust, Series 2018-5BP, Class
B, (1-mo. CME Term SOFR at 0.83% Floor +
1.08%), 6.40%, 06/15/33
(a) (b)
.......... 610 522,831
DBJPM Mortgage Trust, Series 2016-C1, Class
A4, 3.28%, 05/10/49 ............... 240 229,282
DBUBS Mortgage Trust, Series 2017-BRBK,
Class D, (1-mo. LIBOR USD + 0.00%),
3.53%, 10/10/34
(a) (b)
................ 360 306,432
DC Trust, Series 2024-HLTN, Class A, 1.00%,
04/13/28
(a) (b)
..................... 170 169,987
DK Trust, Series 2024-SPBX, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.50%),
6.85%, 03/15/34
(a) (b)
................ 970 971,692
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class B, (1-mo. CME
Term SOFR at 1.38% Floor + 1.49%),
6.82%, 07/15/38 ................ 5,111 5,111,653
Series 2021-ESH, Class D, (1-mo. CME
Term SOFR at 2.25% Floor + 2.36%),
7.69%, 07/15/38 ................ 1,472 1,470,112
GCT Commercial Mortgage Trust, Series 2021-
GCT, Class C, (1-mo. CME Term SOFR at
1.70% Floor + 1.81%), 7.14%, 02/15/38
(a) (b)
2,060 619,641
Great Wolf Trust, Series 2024-WOLF, Class A,
(1-mo. CME Term SOFR at 1.54% Floor +
1.54%), 6.84%, 03/15/39
(a) (b)
.......... 1,005 1,006,570
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class A, 5.37%, 05/03/32
(b)
...... 800 785,370

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Core Bond Portfolio
32
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Corp. Trust
Series 2015-GC32, Class C, 4.40%,
07/10/48
(a)
.................... USD 316 $ 296,565
Series 2017-GPTX, Class A, 2.86%,
05/10/34
(b)
.................... 552 386,809
Series 2021-DM, Class A, (1-mo. CME Term
SOFR at 0.89% Floor + 1.00%), 6.33%,
11/15/36
(a) (b)
................... 609 605,765
Series 2022-AGSS, Class A, (1-mo. CME
Term SOFR at 2.79% Floor + 2.69%),
8.02%, 11/15/27
(a) (b)
.............. 1,624 1,628,736
Series 2022-ECI, Class A, (1-mo. CME Term
SOFR at 2.20% Floor + 2.19%), 7.52%,
08/15/39
(a) (b)
................... 980 986,167
Series 2023-FUN, Class A, (1-mo. CME
Term SOFR at 2.09% Floor + 2.09%),
7.42%, 03/15/28
(a) (b)
.............. 1,350 1,354,219
GS Mortgage Securities Trust
(a)
Series 2014-GC20, Class B, 4.53%,
04/10/47 ..................... 400 389,041
Series 2019-GSA1, Class C, 3.81%,
11/10/52 ..................... 60 50,434
HMH Trust, Series 2017-NSS, Class A, 3.06%,
07/05/31
(b)
...................... 1,890 1,612,976
ILPT Commercial Mortgage Trust, Series 2022-
LPF2, Class A, (1-mo. CME Term SOFR at
2.25% Floor + 2.25%), 7.57%, 10/15/39
(a) (b)
1,607 1,605,489
IMT Trust
(b)
Series 2017-APTS, Class AFX, 3.48%,
06/15/34 ..................... 440 436,164
Series 2017-APTS, Class DFX, 3.50%,
06/15/34
(a)
.................... 730 721,402
INTOWN Mortgage Trust, Series 2022-STAY,
Class A, (1-mo. CME Term SOFR at 2.49%
Floor + 2.49%), 7.81%, 08/15/39
(a) (b)
..... 1,079 1,084,395
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(b)
Series 2016-NINE, Class B, (1-mo. LIBOR
USD + 0.00%), 2.85%, 09/06/38
(a)
.... 644 590,196
Series 2018-AON, Class A, 4.13%, 07/05/31 413 382,094
Series 2018-PHH, Class A, (1-mo. CME
Term SOFR at 2.41% Floor + 1.26%),
6.58%, 06/15/35
(a)
............... 1,625 1,514,938
Series 2020-609M, Class D, (1-mo. CME
Term SOFR at 2.77% Floor + 3.13%),
8.46%, 10/15/33
(a)
............... 1,300 1,004,534
Series 2021-MHC, Class A, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
6.24%, 04/15/38
(a)
............... 87 86,822
Series 2021-MHC, Class D, (1-mo. CME
Term SOFR at 1.70% Floor + 1.81%),
7.14%, 04/15/38
(a)
............... 1,550 1,539,344
Series 2022-CGSS, Class A, (1-mo. CME
Term SOFR at 2.97% Floor + 2.87%),
8.20%, 12/15/36
(a)
............... 1,030 1,031,693
Series 2022-NXSS, Class A, (1-mo. CME
Term SOFR at 2.18% Floor + 2.18%),
7.50%, 09/15/39
(a)
............... 1,580 1,584,438
Series 2022-OPO, Class D, 3.45%,
01/05/39
(a)
.................... 684 492,783
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C33, Class D1, 4.14%,
12/15/48
(a) (b)
..................... 453 401,912
JPMCC Commercial Mortgage Securities
Trust, Series 2019-COR5, Class A3, 3.12%,
06/13/52 ....................... 390 351,161
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
JPMDB Commercial Mortgage Securities Trust,
Series 2018-C8, Class AS, 4.42%, 06/15/51 USD 40 $ 36,879
KSL Commercial Mortgage Trust
(a)(b)
Series 2023-HT, Class A, (1-mo. CME Term
SOFR at 2.29% Floor + 2.29%), 7.62%,
12/15/36 ..................... 1,040 1,046,175
Series 2023-HT, Class D, (1-mo. CME Term
SOFR at 4.29% Floor + 4.29%), 9.61%,
12/15/36 ..................... 3,891 3,910,450
LUX Trust, Series 2023-LION, Class A, (1-mo.
CME Term SOFR at 2.69% Floor + 2.69%),
8.02%, 08/15/40
(a) (b)
................ 462 466,571
MAD Mortgage Trust, Series 2017-330M, Class
D, 3.84%, 08/15/34
(a) (b)
.............. 300 228,046
MHC Commercial Mortgage Trust, Series 2021-
MHC, Class A, (1-mo. CME Term SOFR at
0.80% Floor + 0.92%), 6.24%, 04/15/38
(a) (b)
96 95,184
MIRA Trust, Series 2023-MILE, Class A, 6.75%,
06/10/38
(b)
...................... 694 720,583
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C25, Class B, 4.52%,
10/15/48
(a)
...................... 620 580,562
Morgan Stanley Capital I Trust
Series 2017-H1, Class B, 4.08%, 06/15/50 . 3,302 2,983,219
Series 2017-HR2, Class D, 2.73%,
12/15/50
(b)
.................... 1,360 1,081,925
Series 2018-MP, Class A, 4.28%,
07/11/40
(a) (b)
................... 3,761 3,331,247
Series 2018-SUN, Class A, (1-mo. CME
Term SOFR at 0.90% Floor + 1.20%),
6.52%, 07/15/35
(a) (b)
.............. 300 299,250
MSWF Commercial Mortgage Trust, Series
2023-2, Class A5, 6.01%, 12/15/56
(a)
..... 149 159,036
Natixis Commercial Mortgage Securities Trust
(b)
Series 2018-FL1, Class A, (US Prime Rate +
1.00%), 8.50%, 06/15/35
(a)
......... 28 25,452
Series 2018-SOX, Class A, 4.40%, 06/17/38 886 842,236
Series 2019-LVL, Class D, 4.44%, 08/15/38 310 260,672
NJ Trust, Series 2023-GSP, Class A, 6.48%,
01/06/29
(a) (b)
..................... 490 512,020
One Bryant Park Trust, Series 2019-OBP, Class
A, 2.52%, 09/15/54
(b)
............... 324 276,681
One New York Plaza Trust, Series 2020-1NYP,
Class A, (1-mo. CME Term SOFR at 0.95%
Floor + 1.06%), 6.39%, 01/15/36
(a) (b)
..... 370 360,774
OPEN Trust, Series 2023-AIR, Class A, (1-mo.
CME Term SOFR at 3.09% Floor + 3.09%),
8.41%, 10/15/28
(a) (b)
................ 632 637,844
RIAL Issuer Ltd., Series 2022-FL8, Class A,
(1-mo. CME Term SOFR at 2.25% Floor +
2.25%), 7.58%, 01/19/37
(a) (b)
.......... 1,902 1,894,868
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ, Class D, 3.48%,
09/15/39
(a) (b)
..................... 460 371,255
SLG Office Trust, Series 2021-OVA, Class A,
2.59%, 07/15/41
(b)
................. 3,398 2,808,668
Taubman Centers Commercial Mortgage
Trust, Series 2022-DPM, Class A, (1-mo.
CME Term SOFR at 2.19% Floor + 2.19%),
7.51%, 05/15/37
(a) (b)
................ 1,831 1,844,733
Taurus UK DAC, Series 2021-UK4A, Class D,
(Sterling Overnight Index Average at 2.10%
Floor + 2.10%), 7.32%, 08/17/31
(a) (b)
..... GBP 499 624,197
THPT Mortgage Trust, Series 2023-THL, Class
A, 6.99%, 12/10/34
(a) (b)
.............. USD 337 344,873

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Core Bond Portfolio
Schedules of Investments
33
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
TPGI Trust, Series 2021-DGWD, Class D,
(1-mo. CME Term SOFR at 1.50% Floor +
1.61%), 6.94%, 06/15/26
(a) (b)
.......... USD 2,720 $ 2,707,250
TYSN Mortgage Trust, Series 2023-CRNR,
Class A, 6.58%, 12/10/33
(a) (b)
.......... 460 480,718
UBS Commercial Mortgage Trust, Series 2018-
C12, Class B, 4.79%, 08/15/51
(a)
....... 1,160 1,046,058
VNDO Trust, Series 2016-350P, Class D,
3.90%, 01/10/35
(a) (b)
................ 710 642,348
Wells Fargo Commercial Mortgage Trust
Series 2016-C32, Class A3FL, (1-mo. CME
Term SOFR at 1.42% Floor + 1.53%),
6.86%, 01/15/59
(a)
............... 633 625,266
Series 2016-C34, Class A3FL, (1-mo. CME
Term SOFR at 1.12% Floor + 1.15%),
6.48%, 06/15/49
(a) (b)
.............. 390 381,002
Series 2018-1745, Class A, 3.75%,
06/15/36
(a) (b)
................... 110 96,150
Series 2018-C46, Class B, 4.63%, 08/15/51 429 387,059
Series 2019-C49, Class B, 4.55%, 03/15/52 1,688 1,586,272
Series 2019-C50, Class B, 4.19%, 05/15/52 2,639 2,438,549
Series 2020-SDAL, Class D, (1-mo. CME
Term SOFR at 2.09% Floor + 2.20%),
7.53%, 02/15/37
(a) (b)
.............. 935 930,352
Series 2021-FCMT, Class D, (1-mo. CME
Term SOFR at 3.50% Floor + 3.61%),
8.94%, 05/15/31
(a) (b)
.............. 1,890 1,774,711
WMRK Commercial Mortgage Trust
(a)(b)
Series 2022-WMRK, Class A, (1-mo. CME
Term SOFR at 2.79% Floor + 2.79%),
8.11%, 11/15/27 ................ 1,218 1,222,572
Series 2022-WMRK, Class B, (1-mo. CME
Term SOFR at 3.44% Floor + 3.44%),
8.76%, 11/15/27 ................ 1,015 1,018,491
152,797,040
Interest Only Commercial Mortgage-Backed Securities — 0.3%
(a)
245 Park Avenue Trust, Series 2017-245P,
Class XA, 0.15%, 06/05/37
(b)
.......... 11,000 57,255
BANK
Series 2019-BN20, Class XB, 0.37%,
09/15/62 ..................... 8,371 148,180
Series 2021-BN33, Class XA, 1.05%,
05/15/64 ..................... 12,226 622,216
Series 2021-BN33, Class XB, 0.48%,
05/15/64 ..................... 81,230 2,347,892
Bank of America Merrill Lynch Commercial
Mortgage Trust
Series 2017-BNK3, Class XB, 0.58%,
02/15/50 ..................... 4,185 63,936
Series 2017-BNK3, Class XD, 1.24%,
02/15/50
(b)
.................... 2,000 60,701
BBCMS Trust, Series 2015-SRCH, Class XA,
0.88%, 08/10/35
(b)
................. 6,520 147,195
BB-UBS Trust, Series 2012-SHOW, Class XA,
0.60%, 11/05/36
(b)
................. 65,905 147,673
Benchmark Mortgage Trust
Series 2019-B9, Class XA, (1-mo. LIBOR
USD + 0.00%), 1.02%, 03/15/52 ..... 2,914 109,377
Series 2020-B17, Class XB, (1-mo. LIBOR
USD + 0.00%), 0.53%, 03/15/53 ..... 1,560 35,840
Series 2021-B23, Class XA, 1.27%,
02/15/54 ..................... 5,741 338,708
Series 2021-B24, Class XA, 1.15%,
03/15/54 ..................... 19,345 1,009,561
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
BMO Mortgage Trust, Series 2023-C5, Class
XA, 0.73%, 06/15/56 ............... USD 5,819 $ 297,975
BX Trust, Series 2022-GPA, Class XCP, 0.00%,
08/15/39
(b)
...................... 19,914 583
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class XB, 0.69%, 05/10/58 .... 2,030 26,000
Citigroup Commercial Mortgage Trust, Series
2020-420K, Class X, 0.80%, 11/10/42
(b)
... 10,100 445,482
Commercial Mortgage Trust
(b)
Series 2015-3BP, Class XA, 0.06%,
02/10/35 ..................... 40,878 22,785
Series 2018-COR3, Class XD, 1.75%,
05/10/51 ..................... 770 45,630
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class XB, 0.17%,
11/15/50 ..................... 3,170 28,602
Series 2019-C16, Class XA, 1.54%,
06/15/52 ..................... 6,641 408,263
Series 2019-C17, Class XA, 1.32%,
09/15/52 ..................... 1,982 102,012
Series 2019-C17, Class XB, 0.54%,
09/15/52 ..................... 4,040 100,260
DBGS Mortgage Trust, Series 2019-1735,
Class X, 0.29%, 04/10/37
(b)
........... 5,975 81,226
DBJPM Mortgage Trust, Series 2017-C6, Class
XD, (1-mo. LIBOR USD + 0.00%), 1.00%,
06/10/50
(b)
...................... 3,040 79,201
GS Mortgage Securities Trust
Series 2019-GSA1, Class XA, 0.81%,
11/10/52 ..................... 5,175 186,013
Series 2020-GSA2, Class XA, 1.71%,
12/12/53
(b)
.................... 4,043 327,936
J.P. Morgan Chase Commercial Mortgage
Securities Trust
Series 2013-LC11, Class XB, 0.46%,
04/15/46 ..................... 4,040 207
Series 2016-JP3, Class XC, 0.75%,
08/15/49
(b)
.................... 4,330 64,865
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C22, Class XA, 0.77%,
09/15/47 ....................... 688 168
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
...................... 1,800 28,952
Ladder Capital Commercial Mortgage Mortgage
Trust, Series 2013-GCP, Class XA, 1.15%,
02/15/36
(b)
...................... 2,737 98,091
Morgan Stanley Capital I Trust
Series 2017-H1, Class XD, 2.15%,
06/15/50
(b)
.................... 3,030 170,065
Series 2019-H6, Class XB, 0.71%, 06/15/52 5,210 161,431
Series 2019-L2, Class XA, 1.00%, 03/15/52 1,990 76,793
MSWF Commercial Mortgage Trust, Series
2023-2, Class XA, 0.91%, 12/15/56 ..... 11,507 761,871
Olympic Tower Mortgage Trust, Series 2017-
OT, Class XA, 0.38%, 05/10/39
(b)
....... 10,700 112,195
One Market Plaza Trust
(b)
Series 2017-1MKT, Class XCP, 0.00%,
02/10/32
(f)
.................... 14,166 1
Series 2017-1MKT, Class XNCP, 0.12%,
02/10/32 ..................... 2,833 7,352
UBS Commercial Mortgage Trust
Series 2019-C17, Class XA, 1.44%,
10/15/52 ..................... 6,442 394,875
Series 2019-C18, Class XA, 1.00%,
12/15/52 ..................... 7,016 267,292

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Core Bond Portfolio
34
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1, Class XD, 1.24%,
08/15/49
(b)
.................... USD 1,180 $ 28,325
Series 2019-C50, Class XA, 1.41%,
05/15/52 ..................... 11,588 592,532
10,005,517
Total Non-Agency Mortgage-Backed Securities — 5 .8%
(Cost: $ 247,874,727 ) .............................. 227,715,340
Beneficial Interest
(000)
Other Interests
(i)
Capital Markets — 0.0%
(f)(g)(h)
Lehman Brothers Holdings, Inc. .......... 14,400 1
Lehman Brothers Holdings, Inc., Capital Trust
VII ............................ 1,630 —
Total Other Interests — 0 .0%
(Cost: $ — ) ..................................... 1
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.0%
Federal National Mortgage Association ,
6.63% , 11/15/30 .................. 1,500 1,692,976
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. , Series
2996 , Class MK , 5.50% , 06/15/35 ....... 2 1,892
Federal National Mortgage Association , Series
2005-29 , Class WB , 4.75% , 04/25/35 .... 11 10,409
12,301
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates , Series
KJ48 , Class A2 , 5.03% , 10/25/31 ....... 476 476,633
Federal Home Loan Mortgage Corp. Variable
Rate Notes , Series 2018-K80 , Class B ,
4.23% , 08/25/50
(a) (b)
................ 235 224,488
Federal National Mortgage Association ACES
Variable Rate Notes , Series 2006-M2 , Class
A2A , 5.27% , 10/25/32
(a)
............. 886 879,294
Government National Mortgage
Association , Series 2023-118 , Class BA ,
3.75% , 05/16/65
(a)
................. 286 266,121
1,846,536
Interest Only Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp.
Series 389 , Class C45 , 3.00% , 10/15/52 .. 6,325 1,040,212
Series 5081 , Class AI , 3.50% , 03/25/51 ... 475 88,644
Series 5196 , Class DI , 3.00% , 02/25/52 ... 693 106,488
Federal National Mortgage Association
Series 428 , Class C16 , 3.00% , 03/25/50 .. 2,637 448,809
Series 437 , Class C11 , 3.00% , 07/25/52 .. 4,121 698,819
Government National Mortgage Association
Series 2021-58 , Class IY , 3.00% , 02/20/51 . 2,507 396,249
Series 2021-78 , Class IP , 3.00% , 05/20/51 . 2,629 414,886
Series 2021-83 , Class PI , 3.00% , 05/20/51 1,992 314,770
Series 2021-97 , Class LI , 3.00% , 08/20/50 . 2,945 465,827
Series 2022-78 , Class D , 3.00% , 08/20/51 . 1,699 266,648
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 2022-85 , Class IK , 3.00% , 05/20/51 USD 1,659 $ 262,014
4,503,366
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
Series K120 , Class X1 , 1.04% , 10/25/30 .. 40,917 2,119,198
Series K121 , Class X1 , 1.02% , 10/25/30 .. 3,049 155,886
Series KL05 , Class X1P , 0.89% , 06/25/29 . 13,486 541,130
Series KL06 , Class XFX , 1.36% , 12/25/29 . 1,480 76,785
Government National Mortgage Association
Variable Rate Notes
Series 2013-30 , 0.52% , 09/16/53 ....... 635 9,072
Series 2016-96 , 0.77% , 12/16/57 ....... 748 27,207
2,929,278
Mortgage-Backed Securities — 39.0%
Federal Home Loan Mortgage Corp.
2.50% , 01/01/29 - 04/01/31 ........... 2,324 2,186,166
3.00% , 09/01/27 - 12/01/46 ........... 3,056 2,834,833
3.50% , 04/01/42 - 01/01/48 ........... 3,655 3,366,625
4.00% , 08/01/40 - 12/01/45 ........... 1,417 1,352,631
4.50% , 02/01/39 - 04/01/49 ........... 11,235 10,960,134
5.00% , 07/01/35 - 11/01/48 ........... 1,655 1,660,498
5.50% , 05/01/36 - 06/01/41 ........... 1,057 1,080,000
6.00% , 11/01/29 - 12/01/32 ........... 2 2,026
Federal National Mortgage Association
4.00% , 01/01/41 .................. 70 66,554
7.00% , 06/01/32 .................. 6 6,352
Government National Mortgage Association
2.00% , 08/20/50 - 02/20/51 ........... 26,408 21,656,092
2.00% , 04/15/54
(j)
................. 25,799 21,132,374
2.50% , 04/20/51 - 01/20/53 ........... 30,717 26,166,993
2.50% , 04/15/54
(j)
................. 21,712 18,489,962
3.00% , 12/20/44 - 01/20/52 ........... 21,738 19,177,137
3.00% , 04/15/54
(j)
................. 16,414 14,473,247
3.50% , 01/15/42 - 04/20/48 ........... 7,689 7,138,790
3.50% , 04/15/54
(j)
................. 20,957 19,068,300
4.00% , 04/20/39 - 05/20/50 ........... 7,793 7,408,330
4.00% , 04/15/54
(j)
................. 12,087 11,309,674
4.50% , 12/20/39 - 04/20/50 ........... 5,618 5,483,355
4.50% , 04/15/54
(j)
................. 302 290,170
5.00% , 12/15/38 - 07/20/41 ........... 1,914 1,929,515
5.00% , 04/15/54
(j)
................. 14,596 14,344,318
5.50% , 03/15/32 - 11/15/33 ........... 2 1,629
5.50% , 04/15/54
(j)
................. 1,008 1,007,053
6.00% , 12/15/36 .................. 37 38,012
6.00% , 04/15/54
(j)
................. 11,060 11,156,666
6.50% , 04/15/54
(j)
................. 9,072 9,223,256
7.50% , 11/15/29 .................. —
(k)
239
Uniform Mortgage-Backed Securities
1.50% , 12/01/35 - 03/01/51 ........... 54,530 44,134,123
1.50% , 04/25/39 - 04/25/54
(j)
.......... 3,809 3,050,493
2.00% , 10/01/31 - 03/01/52 ........... 223,781 182,279,832
2.00% , 04/25/39 - 04/25/54
(j)
.......... 43,539 35,302,832
2.50% , 09/01/27 - 04/01/52
(l)
.......... 175,479 148,816,733
2.50% , 04/25/39 - 04/25/54
(j)
.......... 6,335 5,489,019
3.00% , 04/01/28 - 08/01/52 ........... 77,976 69,108,708
3.00% , 04/25/39 - 04/25/54
(j)
.......... 23,066 19,873,075
3.50% , 08/01/27 - 01/01/51 ........... 53,773 49,256,515
3.50% , 04/25/39 - 04/25/54
(j)
.......... 64,550 57,766,168
4.00% , 08/01/33 - 06/01/52 ........... 66,641 62,927,012
4.00% , 04/25/39 - 04/25/54
(j)
.......... 5,150 4,770,565
4.50% , 02/01/25 - 08/01/52 ........... 33,921 33,013,975
4.50% , 04/25/39 - 04/25/54
(j)
.......... 67,533 64,408,911

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Core Bond Portfolio
Schedules of Investments
35
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
5.00% , 03/01/30 - 04/01/53 ........... USD 23,210 $ 22,849,733
5.00% , 04/25/54
(j)
................. 110,748 108,052,440
5.50% , 12/01/31 - 08/01/53 ........... 21,874 21,880,764
5.50% , 04/25/54
(j)
................. 217,554 216,474,284
6.00% , 07/01/29 - 03/01/54 ........... 30,989 31,434,706
6.00% , 04/25/54
(j)
................. 24 24,218
6.50% , 05/01/40 - 02/01/54 ........... 16,853 17,321,902
6.50% , 04/25/54
(j)
................. 29,651 30,292,001
7.00% , 12/01/53 - 01/01/54 ........... 7,094 7,325,204
7.00% , 04/25/54 - 05/25/54
(j)
.......... 61,094 62,927,417
7.50% , 12/01/53 - 01/01/54 ........... 931 969,590
1,532,761,151
Total U.S. Government Sponsored Agency Securities — 39 .2%
(Cost: $ 1,624,661,611 ) ............................ 1,543,745,608
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25% , 05/15/39 - 11/15/40 ........... 4,474 4,433,371
4.50% , 08/15/39 .................. 19,132 19,601,669
4.38% , 11/15/39 - 05/15/41 ........... 13,253 13,309,751
4.63% , 02/15/40 .................. 2,710 2,807,814
1.13% , 05/15/40 - 08/15/40 ........... 27,332 16,998,155
3.88% , 08/15/40 - 02/15/43 ........... 5,504 5,140,799
1.38% , 11/15/40 - 08/15/50 ........... 25,986 15,293,898
4.75% , 02/15/41 - 11/15/53 ........... 23,209 24,717,232
2.00% , 11/15/41 - 08/15/51 ........... 9,712 6,403,614
3.00% , 05/15/42 - 08/15/52
(m)
.......... 79,586 62,295,207
4.00% , 11/15/42 - 11/15/52 ........... 17,297 16,277,415
3.13% , 02/15/43 - 08/15/44 ........... 15,468 12,732,017
2.88% , 05/15/43 - 11/15/46 ........... 13,320 10,426,915
3.63% , 08/15/43 - 05/15/53 ........... 37,443 33,065,297
3.75% , 11/15/43 .................. 15,844 14,332,012
2.50% , 02/15/45
(l)
................. 36,899 26,980,952
2.75% , 11/15/47
(l)
.................. 35,670 26,652,178
2.25% , 08/15/49 - 02/15/52 ........... 19,517 12,968,164
1.63% , 11/15/50 .................. 8,630 4,874,264
1.88% , 02/15/51 - 11/15/51 ........... 14,060 8,438,553
2.38% , 05/15/51 .................. 13,354 9,065,457
U.S. Treasury Inflation Linked Notes ,
2.38% , 10/15/28 .................. 88,246 90,290,719
U.S. Treasury Notes
1.75% , 12/31/24 .................. 59,907 58,413,712
1.50% , 02/15/25 - 02/15/30 ........... 66,299 62,349,443
2.00% , 02/15/25 - 11/15/26 ........... 39,697 37,831,409
2.63% , 04/15/25 - 02/15/29 ........... 25,518 24,520,902
0.38% , 04/30/25 - 09/30/27 ........... 31,280 29,084,365
2.13% , 05/15/25 .................. 14,360 13,916,298
2.88% , 06/15/25 - 05/15/32 ........... 37,378 36,406,030
0.25% , 06/30/25 - 07/31/25 ........... 26,118 24,598,920
4.00% , 12/15/25 - 02/15/34
(m)
.......... 187,723 185,337,874
0.50% , 02/28/26 - 08/31/27 ........... 72,619 64,866,281
0.75% , 03/31/26 - 05/31/26 ........... 25,901 23,944,775
0.88% , 06/30/26 .................. 18,120 16,707,206
0.63% , 07/31/26 .................. 5,607 5,124,272
4.38% , 08/15/26 .................. 40,000 39,846,875
1.63% , 11/30/26 - 05/15/31 ........... 29,588 25,902,909
2.38% , 05/15/27 - 05/15/29 ........... 20,263 18,768,647
2.25% , 08/15/27
(m)
................. 45,063 42,075,816
3.88% , 11/30/27 - 12/31/29 ........... 67,673 66,516,287
3.63% , 03/31/28 .................. 15,707 15,311,578
1.25% , 09/30/28 - 08/15/31 ........... 50,227 41,899,756
3.13% , 11/15/28 .................. 5,507 5,245,202
3.75% , 05/31/30 .................. 36,400 35,445,922
4.88% , 10/31/30 .................. 19,805 20,524,734
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
2.75% , 08/15/32
(m)
................. USD 53,919 $ 48,360,889
Total U.S. Treasury Obligations — 35 .1%
(Cost: $ 1,480,476,976 ) ............................ 1,380,105,555
Total Long-Term Investments — 116.1%
(Cost: $ 4,773,205,927 ) ............................ 4,566,447,677
Short-Term Securities
Foreign Government Obligations — 0.1%
Mexico — 0.1%
United Mexican States Treasury Bills , 13.54%
,
11/28/24
(n)
...................... MXN 8,526 4,770,087
Total Foreign Government Obligations — 0 .1%
(Cost: $ 4,398,413 ) ............................... 4,770,087
Shares
Shares
Money Market Funds — 1.8%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.19%
(o) (p)
.................. 69,604,750 69,604,750
Total Money Market Funds — 1 .8%
(Cost: $ 69,604,750 ) ............................... 69,604,750
Total Short-Term Securities — 1.9%
(Cost: $ 74,003,163 ) ............................... 74,374,837
Total Options Purchased — 0 .0%
( Cost: $ 912,453 ) ................................. 999,784
Total Investments Before Options Written and TBA Sale
Commitments — 118 .0%
(Cost: $ 4,848,121,543 ) ............................ 4,641,822,298
Total Options Written — (0.0) %
(Premium Received — $ (1,955,006) ) ................... (1,608,125)
Par (000)
Pa r (000)
TBA Sale Commitments
(j)
Mortgage-Backed Securities — ( 7 .6 ) %
Government National Mortgage Association
2.00% , 04/15/54 .................. USD (449) (367,782)
3.50% , 04/15/54 .................. (148) (134,662)
4.00% , 04/15/54 .................. (169) (158,131)
4.50% , 04/15/54 .................. (2,591) (2,489,508)
5.50% , 04/15/54 .................. (187) (186,824)
6.00% , 04/15/54 .................. (91) (91,795)
Uniform Mortgage-Backed Securities
1.50% , 04/25/39 .................. (10) (8,659)
2.00% , 04/25/39 .................. (16) (14,177)
3.50% , 04/25/39 - 05/25/54 ........... (16,839) (15,141,592)
4.00% , 04/25/39 - 05/25/54 ........... (16,494) (15,282,612)
3.00% , 04/25/54 .................. (6) (5,161)
4.50% , 04/25/54 .................. (9,070) (8,636,657)
5.00% , 04/25/54 .................. (33,596) (32,778,380)
5.50% , 04/25/54 .................. (136,262) (135,585,632)
6.00% , 04/25/54 .................. (4,013) (4,049,333)
6.50% , 04/25/54 - 05/25/54 ........... (65,805) (67,209,606)

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Core Bond Portfolio
36
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
7.00% , 04/25/54 .................. USD (15,500) $ (15,976,022)
Total TBA Sale Commitments — ( 7 .6 ) %
(Proceeds: $ (297,831,060) ) ......................... (298,116,533)
Total Investments Net of Options Written and TBA Sale
Commitments — 110 .4%
(Cost: $ 4,548,335,477 ) ............................ 4,342,097,640
Liabilities in Excess of Other Assets — (10.4) % ............ (407,912,972)
Net Assets — 100.0% ...............................
$ 3,934,184,668
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Perpetual security with no stated maturity date.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Issuer filed for bankruptcy and/or is in default.
(h)
Non-income producing security.
(i)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(j)
Represents or includes a TBA transaction.
(k)
Rounds to less than 1,000.
(l)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(m)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(n)
Rates are discount rates or a range of discount rates as of period end.
(o)
Affiliate of the Fund.
(p)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
Shares
Held at
03/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 249,439,430 $ — $ (179,834,680)
(a)
$ — $ — $ 69,604,750 69,604,750 $ 3,095,175 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Core Bond Portfolio
Schedules of Investments
37
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury Long Bond ..................................................... 394 06/18/24 $ 47,452 $ 555,213
U.S. Treasury 2-Year Note .................................................... 760 06/28/24 155,408 (146,216)
U.S. Treasury 5-Year Note .................................................... 893 06/28/24 95,565 2,809
3-mo. SONIA Index ......................................................... 24 03/18/25 7,240 (49,696)
362,110
Short Contracts
Euro-Bobl ............................................................... 88 06/06/24 11,227 (68,477)
Euro-Bund .............................................................. 176 06/06/24 25,326 (125,785)
U.S. Treasury 10-Year Note ................................................... 437 06/18/24 48,418 4,936
U.S. Treasury 10-Year Ultra Note ............................................... 1,256 06/18/24 143,949 (718,464)
U.S. Treasury Ultra Bond ..................................................... 96 06/18/24 12,384 (7,867)
(915,657)
$ (553,547)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 2,640,000 BRL 13,144,560 Goldman Sachs International 04/02/24 $ 19,160
PEN 421,802 USD 113,373 Deutsche Bank AG 04/05/24 15
USD 3,398,295 IDR 52,965,822,600 Bank of America NA 04/19/24 63,091
USD 1,061,120 IDR 16,558,775,025 Deutsche Bank AG 04/19/24 18,430
USD 3,711,815 EUR 3,404,540 Deutsche Bank AG 04/22/24 35,895
USD 2,675,971 PLN 10,583,980 Goldman Sachs International 04/22/24 26,648
COP 3,947,251,700 USD 1,010,000 Barclays Bank plc 04/24/24 7,278
JPY 54,362,106 USD 360,000 HSBC Bank plc 04/24/24 318
MXN 36,414,218 USD 2,160,000 Morgan Stanley & Co. International plc 04/24/24 22,942
USD 720,000 CHF 634,277 Deutsche Bank AG 04/24/24 14,977
USD 460,000 CHF 411,864 HSBC Bank plc 04/24/24 2,198
USD 890,000 CNY 6,395,095 UBS AG 04/24/24 8,791
USD 590,000 CZK 13,663,662 Morgan Stanley & Co. International plc 04/24/24 7,527
USD 587,081 EUR 540,000 Wells Fargo Bank NA 04/24/24 3,990
USD 1,745,403 GBP 1,370,000 Bank of America NA 04/24/24 16,050
USD 730,000 JPY 108,286,309 Morgan Stanley & Co. International plc 04/24/24 12,267
USD 1,190,000 TWD 37,609,950 Citibank NA 04/24/24 14,577
USD 280,000 ZAR 5,290,702 Wells Fargo Bank NA 04/24/24 1,147
ZAR 19,178,486 USD 1,010,000 Citibank NA 04/24/24 825
USD 537,750 EUR 489,391 Deutsche Bank AG 05/16/24 8,835
USD 1,182,597 PEN 4,369,424 BNP Paribas SA 05/16/24 9,016
USD 1,071,721 PEN 3,966,440 Citibank NA 05/16/24 6,378
USD 4,053,774 CZK 94,639,415 Citibank NA 06/04/24 18,800
USD 21,499,385 EUR 19,682,300 Deutsche Bank AG 06/20/24 196,248
USD 7,555,096 EUR 6,932,000 Morgan Stanley & Co. International plc 06/20/24 52,246
USD 28,936,864 EUR 26,484,144 Toronto Dominion Bank 06/20/24 271,753
USD 28,331,536 EUR 25,907,856 UBS AG 06/20/24 290,170
USD 142,915 JPY 21,220,000 Morgan Stanley & Co. International plc 06/20/24 1,006
1,130,578
BRL 3,090,545 USD 620,000 Barclays Bank plc 04/02/24 (3,789)
BRL 1,442,663 USD 290,000 Citibank NA 04/02/24 (2,353)
BRL 8,626,593 USD 1,730,000 Deutsche Bank AG 04/02/24 (9,979)
USD 2,616,573 PEN 9,968,289 Citibank NA 04/05/24 (63,074)
EUR 552,796 USD 599,036 Bank of America NA 04/22/24 (2,176)
EUR 318,132 USD 344,733 Citibank NA 04/22/24 (1,242)

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Core Bond Portfolio
38
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 538,408 USD 588,814 JPMorgan Chase Bank NA 04/22/24 $ (7,489)
EUR 314,628 USD 342,460 Nomura International plc 04/22/24 (2,754)
USD 9,620,947 MXN 165,719,847 Barclays Bank plc 04/22/24 (316,632)
AUD 980,000 USD 644,513 HSBC Bank plc 04/24/24 (5,494)
AUD 820,000 USD 539,130 Morgan Stanley & Co. International plc 04/24/24 (4,441)
CLP 574,400,577 USD 590,000 Goldman Sachs International 04/24/24 (4,147)
CLP 274,195,290 USD 290,000 HSBC Bank plc 04/24/24 (10,338)
EUR 270,000 USD 292,901 Bank of America NA 04/24/24 (1,355)
GBP 440,000 USD 556,244 Wells Fargo Bank NA 04/24/24 (831)
HUF 483,988,264 USD 1,330,000 State Street Bank and Trust Co. 04/24/24 (6,120)
IDR 25,019,047,500 USD 1,590,000 Citibank NA 04/24/24 (14,776)
INR 73,859,320 USD 890,000 JPMorgan Chase Bank NA 04/24/24 (4,759)
KRW 1,171,965,400 USD 880,000 JPMorgan Chase Bank NA 04/24/24 (10,681)
MYR 5,603,115 USD 1,190,000 Barclays Bank plc 04/24/24 (14,732)
PLN 6,903,868 USD 1,740,000 HSBC Bank plc 04/24/24 (11,895)
THB 19,394,100 USD 540,000 Barclays Bank plc 04/24/24 (7,525)
BRL 13,185,480 USD 2,640,000 Goldman Sachs International 05/03/24 (19,176)
EUR 88,698 USD 97,472 HSBC Bank plc 05/16/24 (1,611)
USD 603,460 COP 2,371,217,888 JPMorgan Chase Bank NA 05/16/24 (5,376)
USD 7,661,848 COP 30,171,592,909 Morgan Stanley & Co. International plc 05/16/24 (85,040)
IDR 6,272,008,556 USD 400,716 Credit Agricole Corporate & Investment Bank SA 06/20/24 (6,439)
USD 7,753 JPY 1,160,000 Deutsche Bank AG 06/20/24 (4)
(624,228)
$ 506,350
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
U.S. Treasury 2-Year Note ..................... 38 04/26/24 USD 102.00 USD 7,600 $ 8,313
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........................... Bank of America NA 03/06/26 CNH 7.75 USD 108,205 $ 966,439
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.33% Annual Bank of America NA 04/05/24 3 .33 % USD 11,589 $ 2
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.28% Annual Bank of America NA 04/12/24 3 .28 USD 11,544 71
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.51% Annual Deutsche Bank AG 04/19/24 3 .51 USD 11,491 5,644
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.43% Annual
JPMorgan Chase
Bank NA 04/26/24 3 .43 USD 11,375 5,718
11,435
Put
10-Year Interest Rate Swap
(a)
4.13% Annual 1-day SOFR Annual Bank of America NA 04/05/24 4 .13 USD 11,589 526
10-Year Interest Rate Swap
(a)
4.08% Annual 1-day SOFR Annual Bank of America NA 04/12/24 4 .08 USD 11,544 5,830
10-Year Interest Rate Swap
(a)
4.31% Annual 1-day SOFR Annual Deutsche Bank AG 04/19/24 4 .31 USD 11,491 1,486

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Core Bond Portfolio
Schedules of Investments
39
OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
4.23% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 04/26/24 4 .23 % USD 11,375 $ 5,755
13,597
$ 25,032
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
3-mo. SOFR Interest Futures ..................... 31 04/12/24 USD 94.88 USD 7,750 $ (3,100)
3-mo. SOFR Interest Futures ..................... 61 04/12/24 USD 95.00 USD 15,250 (21,731)
U.S. Treasury 2-Year Note ...................... 57 04/26/24 USD 101.75 USD 11,400 (5,344)
$ (30,175)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
3.53% Annual 1-day SOFR Annual Bank of America NA 04/05/24 3 .53 % USD 11,589 $ (296)
10-Year Interest Rate Swap
(a)
3.48% Annual 1-day SOFR Annual Bank of America NA 04/12/24 3 .48 USD 11,544 (1,430)
10-Year Interest Rate Swap
(a)
3.71% Annual 1-day SOFR Annual Deutsche Bank AG 04/19/24 3 .71 USD 11,491 (34,051)
10-Year Interest Rate Swap
(a)
3.63% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 04/26/24 3 .63 USD 11,375 (27,554)
10-Year Interest Rate Swap
(a)
4.48% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 10/20/25 4 .48 USD 1,081 (85,400)
10-Year Interest Rate Swap
(a)
4.00% Semi-Annual 1-day SOFR Annual Bank of America NA 11/17/25 4 .00 USD 1,391 (73,934)
10-Year Interest Rate Swap
(a)
3.97% Semi-Annual 1-day SOFR Annual Citibank NA 11/20/25 3 .97 USD 1,755 (90,432)
10-Year Interest Rate Swap
(a)
3.84% Semi-Annual 1-day SOFR Annual Bank of America NA 11/28/25 3 .84 USD 1,646 (75,359)
10-Year Interest Rate Swap
(a)
3.96% Semi-Annual 1-day SOFR Annual Citibank NA 11/28/25 3 .96 USD 1,054 (54,046)
10-Year Interest Rate Swap
(a)
3.40% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 12/15/25 3 .40 USD 425 (12,576)
10-Year Interest Rate Swap
(a)
3.55% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 03/06/26 3 .55 USD 1,877 (69,491)
10-Year Interest Rate Swap
(a)
3.59% Annual 1-day SOFR Annual Deutsche Bank AG 03/06/26 3 .59 USD 1,328 (51,098)
10-Year Interest Rate Swap
(a)
3.54% Annual 1-day SOFR Annual Citibank NA 03/09/26 3 .54 USD 2,144 (78,208)
10-Year Interest Rate Swap
(a)
3.55% Annual 1-day SOFR Annual Citibank NA 03/09/26 3 .55 USD 1,715 (63,409)
10-Year Interest Rate Swap
(a)
3.55% Annual 1-day SOFR Annual
Goldman Sachs
International 03/11/26 3 .55 USD 1,072 (39,719)
10-Year Interest Rate Swap
(a)
3.64% Annual 1-day SOFR Annual Bank of America NA 03/13/26 3 .64 USD 1,791 (72,791)
(829,794)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.93% Annual Bank of America NA 04/05/24 3 .93 USD 11,589 (15,448)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.88% Annual Bank of America NA 04/12/24 3 .88 USD 11,544 (42,377)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.11% Annual Deutsche Bank AG 04/19/24 4 .11 USD 11,491 (9,390)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.03% Annual
JPMorgan Chase
Bank NA 04/26/24 4 .03 USD 11,375 (24,130)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.48% Semi-Annual
JPMorgan Chase
Bank NA 10/20/25 4 .48 USD 1,081 (18,373)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Semi-Annual Bank of America NA 11/17/25 4 .00 USD 1,391 (39,276)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.97% Semi-Annual Citibank NA 11/20/25 3 .97 USD 1,755 (51,412)

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Core Bond Portfolio
40
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.84% Semi-Annual Bank of America NA 11/28/25 3 .84 % USD 1,646 $ (54,628)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.96% Semi-Annual Citibank NA 11/28/25 3 .96 USD 1,054 (31,341)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.40% Annual
Morgan Stanley & Co.
International plc 12/15/25 3 .40 USD 425 (20,910)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.55% Annual
Morgan Stanley & Co.
International plc 03/06/26 3 .55 USD 1,877 (84,366)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.59% Annual Deutsche Bank AG 03/06/26 3 .59 USD 1,328 (57,857)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.54% Annual Citibank NA 03/09/26 3 .54 USD 2,144 (97,827)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.55% Annual Citibank NA 03/09/26 3 .55 USD 1,715 (77,392)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.55% Annual
Goldman Sachs
International 03/11/26 3 .55 USD 1,072 (48,376)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.64% Annual Bank of America NA 03/13/26 3 .64 USD 1,791 (75,053)
(748,156)
$ (1,577,950)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
11.25% Monthly 28-day MXIBTIIE Monthly N/A 11/07/24 MXN 142,084 $ (11,594) $ — $ (11,594)
10.95% Monthly 28-day MXIBTIIE Monthly N/A 12/03/24 MXN 141,026 (956) — (956)
10.76% Monthly 28-day MXIBTIIE Monthly N/A 01/23/25 MXN 71,520 3,035 — 3,035
4.68% At Termination 3-mo. PRIBOR Quarterly N/A 03/20/25 CZK 103,979 (3,564) — (3,564)
5.14% Annual 6-mo. WIBOR Semi-Annual N/A 12/20/25 PLN 7,971 16,258 — 16,258
4.10% Annual 6-mo. PRIBOR Semi-Annual N/A 03/20/26 CZK 43,800 (1,789) — (1,789)
4.17% Semi-Annual
1-day
REPO_CORRA Semi-Annual N/A 03/22/26 CAD 55,586 11,717 — 11,717
1-day SOFR Annual 4.52% Annual N/A 03/26/26 USD 40,718 (27,219) — (27,219)
8.02% Quarterly 3-mo. JIBAR Quarterly 03/26/25
(a)
03/26/26 ZAR 94,806 (503) — (503)
6-mo. WIBOR Semi-Annual 5.31% Annual 06/19/24
(a)
06/19/26 PLN 7,971 1,721 — 1,721
3-mo. CD_KSDA Quarterly 3.19% Quarterly N/A 09/20/26 KRW 1,490,857 (3,658) — (3,658)
3-mo. CD_KSDA Quarterly 3.33% Quarterly N/A 09/20/26 KRW 1,510,279 145 — 145
3-mo. CD_KSDA Quarterly 3.38% Quarterly N/A 09/20/26 KRW 1,510,506 1,496 — 1,496
3-mo. CD_KSDA Quarterly 3.38% Quarterly N/A 09/20/26 KRW 1,510,506 1,564 — 1,564
6-mo. EURIBOR Semi-Annual 3.15% Annual N/A 07/21/28 EUR 1,877 63,503 — 63,503
28-day MXIBTIIE Monthly 9.69% Monthly N/A 10/25/28 MXN 31,779 56,333 — 56,333
28-day MXIBTIIE Monthly 8.67% Monthly N/A 01/18/29 MXN 31,707 (15,963) — (15,963)
2.49% Annual 6-mo. EURIBOR Semi-Annual N/A 02/19/54 EUR 8,384 (285,324) — (285,324)
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 02/20/54 EUR 8,384 (316,620) — (316,620)
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 02/20/54 EUR 8,565 (338,026) — (338,026)
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 03/01/54 EUR 4,155 (163,515) — (163,515)
2.46% Annual 6-mo. EURIBOR Semi-Annual N/A 03/22/54 EUR 1,745 (50,002) — (50,002)
$ (1,062,961) $ — $ (1,062,961)
(a)
Forward swap.

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Core Bond Portfolio
Schedules of Investments
41
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Abbott Laboratories ........ 1 .00 % Quarterly JPMorgan Chase Bank NA 06/20/29 USD 1,439 $ (38,496) $ (34,180) $ (4,316)
American Electric Power Co.,
Inc. ................. 1 .00 Quarterly Bank of America NA 06/20/29 USD 1,782 (54,912) (51,264) (3,648)
American Electric Power Co.,
Inc. ................. 1 .00 Quarterly Bank of America NA 06/20/29 USD 2,233 (68,814) (64,243) (4,571)
American Electric Power Co.,
Inc. ................. 1 .00 Quarterly Goldman Sachs International 06/20/29 USD 4,060 (125,112) (116,802) (8,310)
American Express Co. ...... 1 .00 Quarterly Goldman Sachs International 06/20/29 USD 4,059 (133,184) (124,542) (8,642)
Dominion Energy, Inc. ....... 1 .00 Quarterly Goldman Sachs International 06/20/29 USD 4,050 (90,473) (82,660) (7,813)
United Mexican States ...... 1 .00 Quarterly Bank of America NA 06/20/29 USD 4,301 (16,210) (13,813) (2,397)
CMBX.NA.9.AAA .......... 0 .50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 853 402 8,825 (8,423)
CMBX.NA.9.AAA .......... 0 .50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 18 8 199 (191)
CMBX.NA.9.BBB- ......... 3 .00 Monthly Citigroup Global Markets, Inc. 09/17/58 USD 440 64,543 13,389 51,154
CMBX.NA.9.BBB- ......... 3 .00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 288 42,246 14,327 27,919
CMBX.NA.6.AAA .......... 0 .50 Monthly Deutsche Bank AG 05/11/63 USD 2 — (1,034) 1,034
$ – $ – $ –
$ (420,002) $ (451,798) $ 31,796
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.BBB- ..... 3 .00 % Monthly Deutsche Bank AG 09/17/58 BBB- USD 197 $ (28,897) $ (18,116) $ (10,781)
CMBX.NA.9.BBB- ..... 3 .00 Monthly Deutsche Bank AG 09/17/58 BBB- USD 531 (77,891) (55,068) (22,823)
CMBX.NA.10.BBB- .... 3 .00 Monthly JPMorgan Securities LLC 11/17/59 BBB- USD 35 (6,600) — (6,600)
$ (113,388) $ (73,184) $ (40,204)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
10.30% At Termination 1-day IBR At Termination Citibank NA N/A 01/29/25 COP 9,269,811 $ 6,460 $ — $ 6,460
10.18% At Termination 1-day IBR At Termination Citibank NA N/A 06/20/25 COP 8,425,370 1,293 — 1,293
8.62% At Termination 1-day IBR At Termination
JPMorgan Chase Bank
NA 11/05/24
(a)
11/05/25 COP 13,237,519 (28,698) — (28,698)
1-day
BZDIOVER At Termination 10.02% At Termination HSBC Bank plc N/A 01/02/26 BRL 12,528 (21,978) — (21,978)
1-day
BZDIOVER At Termination 10.14% At Termination
Goldman Sachs
International N/A 01/02/26 BRL 3,936 (4,783) — (4,783)
1-day
BZDIOVER At Termination 10.62% At Termination Citibank NA N/A 01/02/26 BRL 16,878 30,317 — 30,317
1-day
BZDIOVER At Termination 11.78% At Termination Citibank NA N/A 01/02/26 BRL 9,504 50,554 — 50,554
1-day
BZDIOVER At Termination 11.84% At Termination Citibank NA N/A 01/02/26 BRL 9,303 52,523 — 52,523
1-day
BZDIOVER At Termination 9.65% At Termination Citibank NA N/A 01/02/26 BRL 20,072 (24,262) — (24,262)
1-day CLICP At Termination 4.95% At Termination
Goldman Sachs
International 04/01/25
(a)
04/01/26 CLP 3,779,824 — — —

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Core Bond Portfolio
42
OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day CLICP At Termination 4.88% At Termination
JPMorgan Chase Bank
NA 04/01/25
(a)
04/01/26 CLP 3,795,187 $ — $ — $ —
1-day
BZDIOVER At Termination 9.79% At Termination BNP Paribas SA N/A 01/04/27 BRL 13,186 (27,488) — (27,488)
4.92% Semi-Annual 1-day CLICP Semi-Annual
JPMorgan Chase Bank
NA 04/01/26
(a)
04/01/28 CLP 2,037,257 522 — 522
4.99% Semi-Annual 1-day CLICP Semi-Annual
Goldman Sachs
International 04/01/26
(a)
04/01/28 CLP 2,122,431 — — —
$ 34,460 $ — $ 34,460
(a)
Forward swap.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .04%
1-day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0 .02
1-day IBR ........................................... Colombian Reference Banking Indicator 11 .39
1-day REPO_CORRA ................................... Canadian Overnight Repo Rate 5 .05
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .32
28-day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 11 .25
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 3 .64
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 8 .35
3-mo. PRIBOR ....................................... Prague Interbank Offered Rate 5 .61
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 3 .85
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 5 .23
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 5 .76
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ — $ — $ 155,772 $ (1,218,733) $ —
OTC Swaps ..................................................... 36,740 (561,722) 221,776 (195,724) —
Options Written ................................................... N/A N/A 414,333 (67,452) (1,608,125)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Core Bond Portfolio
Schedules of Investments
43
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 562,958 $ — $ 562,958
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 1,130,578 — — 1,130,578
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ — — — 966,439 33,345 — 999,784
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 155,772 — 155,772
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 116,847 — — 141,669 — 258,516
$ — $ 116,847 $ — $ 2,097,017 $ 893,744 $ — $ 3,107,608
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 1,116,505 $ — $ 1,116,505
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 624,228 — — 624,228
Options written
(b)
Options written at value ..................... — — — — 1,608,125 — 1,608,125
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 1,218,733 — 1,218,733
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 650,237 — — 107,209 — 757,446
$ — $ 650,237 $ — $ 624,228 $ 4,050,572 $ — $ 5,325,037
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended March 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ — $ — $ (7,231,354) $ — $ (7,231,354)
Forward foreign currency exchange contracts .... — — — (1,495,020) — — (1,495,020)
Options purchased
(a)
..................... — — — (354,472) (17,131,380) — (17,485,852)
Options written ........................ — — — — 12,710,503 — 12,710,503
Swaps .............................. — (694,680) — — (3,803,568) 609,904 (3,888,344)
$ — $ (694,680) $ — $ (1,849,492) $ (15,455,799) $ 609,904 $ (17,390,067)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ 280,405 $ — $ 280,405
Forward foreign currency exchange contracts .... — — — 548,997 — — 548,997
Options purchased
(b)
..................... — — — 176,542 (5,715,140) — (5,538,598)
Options written ........................ — — — — 8,922,055 — 8,922,055
Swaps .............................. — 326,698 — — (448,685) (231,109) (353,096)
$ — $ 326,698 $ — $ 725,539 $ 3,038,635 $ (231,109) $ 3,859,763
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Core Bond Portfolio
44
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 353,614,353
Average notional value of contracts — short ................................................................................. $ 679,677,015
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 97,545,946
Average amounts sold — in USD ........................................................................................ $ 27,118,078
Options
Average value of option contracts purchased ................................................................................ $ 1,299,001
Average value of option contracts written ................................................................................... $ 846,517
Average notional value of swaption contracts purchased ......................................................................... $ 155,489,156
Average notional value of swaption contracts written ........................................................................... $ 441,731,381
Credit default swaps
Average notional value — buy protection ................................................................................... $ 22,388,680
Average notional value — sell protection ................................................................................... $ 875,500
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 112,952,724
Average notional value — receives fixed rate ................................................................................ $ 139,901,012
Inflation swaps
Average notional value — receives fixed rate ................................................................................ $ 1,666,964
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ — $ 50,000
Forward f oreign currency exchange contracts ................................................................. 1,130,578 624,228
Options
(a) (b)
........................................................................................ 999,784 1,608,125
Swaps — centrally cleared .............................................................................. — 370,966
Swaps — OTC
(c)
..................................................................................... 258,516 757,446
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 2,388,878 $ 3,410,765
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(8,313) (451,141)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 2,380,565 $ 2,959,624
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
(b)
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 1,052,009 $ (594,059) $ (457,950) $ — $ —
Barclays Bank plc ................................ 7,278 (7,278) — — —
BNP Paribas SA ................................. 9,016 (9,016) — — —
Citibank NA .................................... 181,727 (181,727) — — —
Citigroup Global Markets ........................... 64,543 — — — 64,543
Deutsche Bank AG ............................... 282,564 (270,201) — — 12,363
Goldman Sachs International ........................ 45,808 (45,808) — — —
HSBC Bank plc .................................. 2,516 (2,516) — — —
JPMorgan Chase Bank NA .......................... 11,995 (11,995) — — —
Morgan Stanley & Co. International plc .................. 147,258 (147,258) — — —
Toronto Dominion Bank ............................ 271,753 — — — 271,753
UBS AG ...................................... 298,961 — — — 298,961
Wells Fargo Bank NA .............................. 5,137 (831) — — 4,306
$ 2,380,565 $ (1,270,689) $ (457,950) $ — $ 651,926

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Core Bond Portfolio
Schedules of Investments
45
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA .............................. $ 594,059 $ (594,059) $ — $ — $ —
Barclays Bank plc ................................ 342,678 (7,278) — — 335,400
BNP Paribas SA ................................. 27,488 (9,016) — — 18,472
Citibank NA .................................... 649,774 (181,727) (468,047) — —
Credit Agricole Corporate & Investment Bank SA ........... 6,439 — — — 6,439
Deutsche Bank AG ............................... 270,201 (270,201) — — —
Goldman Sachs International ........................ 464,970 (45,808) (419,162) — —
HSBC Bank plc .................................. 51,316 (2,516) — — 48,800
JPMorgan Chase Bank NA .......................... 250,956 (11,995) (238,961) — —
JPMorgan Securities LLC ........................... 6,600 — — — 6,600
Morgan Stanley & Co. International plc .................. 285,438 (147,258) (138,180) — —
Nomura International plc ........................... 2,754 — — — 2,754
State Street Bank and Trust Co. ...................... 6,120 — — — 6,120
Wells Fargo Bank NA .............................. 831 (831) — — —
$ 2,959,624 $ (1,270,689) $ (1,264,350) $ — $ 424,585
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 292,373,268 $ — $ 292,373,268
Corporate Bonds ........................................ — 970,773,408 — 970,773,408
Floating Rate Loan Interests ................................. — — 875,500 875,500
Foreign Agency Obligations ................................. — 18,407,481 — 18,407,481
Foreign Government Obligations .............................. — 107,096,320 — 107,096,320
Municipal Bonds ......................................... — 25,355,196 — 25,355,196
Non-Agency Mortgage-Backed Securities ........................ — 227,715,339 1 227,715,340
Other Interests .......................................... — — 1 1
U.S. Government Sponsored Agency Securities .................... — 1,543,745,608 — 1,543,745,608
U.S. Treasury Obligations ................................... — 1,380,105,555 — 1,380,105,555
Short-Term Securities
Foreign Government Obligations .............................. — 4,770,087 — 4,770,087
Money Market Funds ...................................... 69,604,750 — — 69,604,750
Options Purchased
Foreign currency exchange contracts ........................... — 966,439 — 966,439
Interest rate contracts ...................................... 8,313 25,032 — 33,345
Liabilities
Investments
TBA Sale Commitments .................................... — (298,116,533) — (298,116,533)
$ 69,613,063 $ 4,273,217,200 $ 875,502 $ 4,343,705,765
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 80,107 $ — $ 80,107
Foreign currency exchange contracts ............................ — 1,130,578 — 1,130,578
Interest rate contracts ....................................... 562,958 297,441 — 860,399

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Core Bond Portfolio
46
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Liabilities
Credit contracts ........................................... $ — $ (88,515) $ — $ (88,515)
Foreign currency exchange contracts ............................ — (624,228) — (624,228)
Interest rate contracts ....................................... (1,146,680) (2,903,892) — (4,050,572)
$ (583,722) $ (2,108,509) $ — $ (2,692,231)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited)
March 31, 2024
BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments
47
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
Aqueduct European CLO DAC, Series 2017-2X,
Class E, (3-mo. EURIBOR at 4.40% Floor +
4.40%), 8.34%, 10/15/30
(a)(b)
.......... EUR 884 $ 947,777
Atrium VIII, Series 8A, Class SUB, 0.00%,
10/23/24
(a)(c)
..................... USD 11,500 4,370
Aurium CLO VIII DAC, Series 8X, Class D,
(3-mo. EURIBOR at 3.00% Floor + 3.00%),
6.93%, 06/23/34
(a)(b)
................ EUR 400 422,862
Avoca CLO XV DAC, Series 15X, Class ER,
(3-mo. EURIBOR at 4.13% Floor + 4.13%),
8.07%, 04/15/31
(a)(b)
................ 620 657,219
BlueMou ntain Fuji Eur CLO IV DAC, Series 4X,
Class ER, (3-mo. EURIBOR at 6.21% Floor
+ 6.21%), 10.15%, 02/25/34
(a)(b)
........ 1,000 1,059,701
Bridgepoint CLO 1 DAC, Series 1X, Class D,
(3-mo. EURIBOR at 4.25% Floor + 4.25%),
8.19%, 01/15/34
(a)(b)
................ 200 216,515
Contego CLO VIII DAC, Series 8X, Class ER,
(3-mo. EURIBOR at 6.06% Floor + 6.06%),
10.01%, 01/25/34
(a)(b)
............... 1,400 1,491,22 3
CVC Cordatus Loan Fund XXII DAC, Series
22X, Class D, (3-mo. EURIBOR at 3.15%
Floor + 3.15%), 7.09%, 12/15/34
(a)(b)
..... 300 315,753
Fair Oaks Loan Funding III DAC, Series 3X,
Class ER, (3-mo. EURIBOR at 6.11% Floor
+ 6.11%), 10.05%, 10/15/34
(a)(b)
........ 587 624,605
Fidelity Grand Harbour CLO DAC, Series 2023-
1X, Class D, (3-mo. EURIBOR at 5.90%
Floor + 5.90%), 9.80%, 08/15/36
(a)(b)
..... 596 647,753
Galaxy XVIII CLO Ltd., Series 2018-28A, Class
C, (3-mo. CME Term SOFR at 1.95% Floor +
2.21%), 7.53%, 07/15/31
(a)(c)
.......... USD 250 249,058
Greene King Finance plc, Series B2,  (1D
GBOIS at 0.83% Floor + 2.20%), 7.39%,
03/15/36
(a)(b)
..................... GBP 100 100,988
H arvest CLO XVI DAC, Series 16X, Class ER,
(3-mo. EURIBOR at 5.57% Floor + 5.57%),
9.51%, 10/15/31
(a)(b)
................ EUR 1,125 1,179,822
Invesco Euro CLO III DAC, Series 3X, Class F,
(3-mo. EURIBOR at 8.07% Floor + 8.07%),
12.01%, 07/15/32
(a)(b)
............... 177 185,393
Jamestown CLO IV Ltd., Series 2014-4A, Class
SUB, 0.00%, 07/15/26
(a)(c)(d)
........... USD 2,000 —
Neuberger Berman Loan Advisers E uro CLO
2 DAC, Series 2021-2X, Class E, (3-mo.
EURIBOR at 6.06% Floor + 6.06%), 10.00%,
04/15/34
(a)(b)
..................... EUR 1,223 1,299,281
OCP Euro CLO DAC
(a)(b)
Series 2017-2X, Class E, (3-mo. EURIBOR
at 5.00% Floor + 5.00%), 8.94%,
01/15/32 ..................... 1,347 1,450,411
Series 2017-2X, Class F, (3-mo. EURIBOR
at 6.40% Floor + 6.40%), 10.34%,
01/15/32 ..................... 900 967,411
Palmer Square European CLO DAC, Series
2022-2X, Class DR, (3-mo. EURIBOR at
4.00% Floor + 4.00%), 7.92%, 01/15/38
(a)(b)
447 482,719
Rockfield Park CLO DAC
(a)(b)
Series 1X, Class C, (3-mo. EURIBOR at
3.00% Floor + 3.00%), 6.93%, 07/16/34 980 1,039,297
Series 1X, Class D, (3-mo. EURIBOR at
5.95% Floor + 5.95%), 9.88%, 07/16/34 613 649,266
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Unique Pub Finance Co. plc (The), Series
N,  6.46%, 03/30/32
(b)(e)
.............. GBP 1,395 $ 1,836,065
Total Asset-Backed Securities — 0.1%
(Cost: $27,033,400) ............................... 15,827,489
Shares
Shares
Common Stocks
Capital Markets — 0.0%
Ardagh MP USA, Inc., (Acquired 08/02/21, cost
$21,863,306)
(f)(g)
.................. 2,223,387 7,537,282
Commercial Services & Supplies — 0.0%
FreedomPay, Inc.
(d)(f)
.................. 314,534 3,412,694
Containers & Packaging — 0.1%
Crown Holdings, Inc. ................. 202,251 16,030,414
Electrical Equipment — 0.1%
Sensata Technologies Holding plc ......... 591,226 21,721,643
SunPower Corp.
(f)
................... 1,369 4,107
21,725,750
Energy Equipment & Services — 0.0%
Nine Energy Service, Inc.
(f)(h)
............ 24,780 55,507
Hotels, Restaurants & Leisure — 0.1%
Aramark .......................... 375,390 12,207,683
New TOPCO
(d)(f)(i)
.................... 33,509 —
12,207,683
Metals & Mining — 0.2%
Constellium SE , Class A
(f)
.............. 1,740,611 38,484,909
Oil, Gas & Consumable Fuels — 0.0%
(f)
KCAD Holdings I Ltd.
(d)
................ 4,067,849,248 40,679
NGL Energy Partners LP
(h)
.............. 1,164,883 6,709,726
6,750,405
Real Estate Management & Development — 0.0%
(f)
ADLER Group SA ................... 52,611 10,103
ADLER Group SA
(b)(c)
................. 44,527 8,623
18,726
Semiconductors & Semiconductor Equipment — 0.0%
Maxeon Solar Technologies Ltd.
(f)
......... 171 569
Specialized REITs — 0.2%
VICI Properties, Inc. .................. 1,728,264 51,484,985
Total Common Stocks — 0.7%
(Cost: $177,395,446) .............................. 157,708,924
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 3.9%
(c)
AAR Escrow Issuer LLC, 6.75%, 03/15/29 ... USD 16,753 16,881,897
Bombardier, Inc.
7.13%, 06/15/26 .................. 42,709 43,323,711
7.88%, 04/15/27 .................. 9,269 9,275,479
6.00%, 02/15/28 .................. 28,557 28,090,798
7.50%, 02/01/29 .................. 1,018 1,048,269
8.75%, 11/15/30 .................. 36,562 39,040,026
7.25%, 07/01/31 .................. 18,049 18,085,748
7.45%, 05/01/34 .................. 3,949 4,379,757

2024
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield Bond Portfolio
48
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
BWX Technologies, Inc.
4.13%, 06/30/28 .................. USD 11,804 $ 11,005,041
4.13%, 04/15/29 .................. 11,854 10,937,634
Castlelake Aviation Finance DAC, 5.00%,
04/15/27 ...................... 1,964 1,891,626
Embraer Netherlands Finance BV, 7.00%,
07/28/30 ...................... 23,068 24,070,305
F-Brasile SpA, Series XR, 7.38%, 08/15/26 .. 35,960 35,777,280
Rolls-Royce plc
3.63%, 10/14/25 .................. 7,950 7,690,339
5.75%, 10/15/27 .................. 33,415 33,506,256
Spirit AeroSystems, Inc.
9.38%, 11/30/29 .................. 25,464 27,775,800
9.75%, 11/15/30 .................. 25,014 27,979,810
TransDigm, Inc.
6.75%, 08/15/28 .................. 121,524 123,127,874
6.38%, 03/01/29 .................. 156,593 157,080,474
7.13%, 12/01/31 .................. 46,843 48,274,428
6.63%, 03/01/32 .................. 158,167 159,794,697
Triumph Group, Inc., 9.00%, 03/15/28 ..... 50,770 53,523,359
882,560,608
Automobile Components — 1.8%
Champions Financing, Inc., 8.75%, 02/15/29
(c)
21,794 22,832,419
Clarios Global LP
6.75%, 05/15/25
(c)
................. 23,948 23,969,314
4.38%, 05/15/26
(b)
................. EUR 19,380 20,747,706
6.25%, 05/15/26
(c)
................. USD 8,662 8,657,605
8.50%, 05/15/27
(c)
................. 142,979 143,195,257
6.75%, 05/15/28
(c)
................. 48,237 48,894,374
Dana Financing Luxembourg SARL
(b)
3.00%, 07/15/29 .................. EUR 557 540,828
8.50%, 07/15/31 .................. 1,106 1,313,228
Dealer Tire LLC, 8.00%, 02/01/28
(c)
....... USD 5,668 5,642,081
Forvia SE
(b)
7.25%, 06/15/26 .................. EUR 473 535,173
2.75%, 02/15/27 .................. 1,267 1,305,392
3.75%, 06/15/28 .................. 1,579 1,652,399
5.50%, 06/15/31 .................. 1,823 2,015,912
Goodyear Europe BV, 2.75%, 08/15/28
(b)
... 1,224 1,186,811
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/29 .................. USD 2,350 2,194,017
5.63%, 04/30/33 .................. 2,655 2,424,775
Grupo Antolin-Irausa SA, 3.50%, 04/30/28
(b)
.. EUR 632 540,426
Icahn Enterprises LP
6.25%, 05/15/26 .................. USD 9,181 8,862,649
5.25%, 05/15/27 .................. 40,942 37,000,956
9.75%, 01/15/29
(c)
................. 17,894 18,677,793
4.38%, 02/01/29 .................. 10,369 8,840,533
IHO Verwaltungs GmbH
(b)(j)
3.75%, (3.75% Cash or 4.50% PIK),
09/15/26 ..................... EUR 253 268,730
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(a)
.................... 1,911 2,020,416
8.75%, (8.75% Cash or 9.50% PIK),
05/15/28
(a)
.................... 1,305 1,524,051
Mahle GmbH, 2.38%, 05/14/28
(b)
........ 1,600 1,508,615
Phinia, Inc., 6.75%, 04/15/29
(c)
.......... USD 9,270 9,359,391
Schaeffler AG
(b)
4.50%, 08/14/26 .................. EUR 400 434,850
4.75%, 08/14/29 .................. 800 876,328
Tenneco, Inc., 8.00%, 11/17/28
(c)
........ USD 9,397 8,574,181
ZF Europe Finance BV
(b)
2.50%, 10/23/27 .................. EUR 2,100 2,121,154
6.13%, 03/13/29 .................. 1,200 1,372,297
Security
Par (000)
Par (000) Value
Automobile Components (continued)
ZF Finance GmbH
(b)
5.75%, 08/03/26 .................. EUR 2,900 $ 3,217,312
2.00%, 05/06/27 .................. 1,200 1,203,997
393,510,970
Automobiles — 0.2%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29
(c)
................ USD 9,594 9,768,323
10.38%, 03/31/29
(b)
................ GBP 2,369 3,040,625
Ford Motor Co., 6.10%, 08/19/32 ........ USD 16,489 16,708,553
RCI Banque SA, (5-Year EUR Swap Annual +
2.85%), 2.63%, 02/18/30
(a)(b)
.......... EUR 8,300 8,739,817
ZF Europe Finance BV, 4.75%, 01/31/29
(b)
... 1,000 1,084,035
39,341,353
Banks — 1.8%
ABN AMRO Bank NV, (5-Year EUR Swap
Annual + 4.24%), 6.88%
(a)(b)(k)
......... 1,400 1,559,176
Banca Monte dei Paschi di Siena SpA, (3-mo.
EURIBOR + 2.05%), 4.75%, 03/15/29
(a)(b)
.. 1,175 1,277,156
Banco Bilbao Vizcaya Argentaria SA, (5-Year
EURIBOR ICE Swap Rate + 5.54%), 8.38%
(a)
(b)(k)
......................... 1,600 1,869,880
Banco BPM SpA
(a)(b)
(3-mo. EURIBOR + 2.80%), 6.00%,
06/14/28 ..................... 2,375 2,699,822
(3-mo. EURIBOR + 2.35%), 4.88%,
01/17/30 ..................... 1,425 1,581,256
(5-Year EUR Swap Annual + 3.17%),
2.88%, 06/29/31 ................ 1,950 2,014,348
(5-Year EUR Swap Annual + 3.40%),
3.38%, 01/19/32 ................ 1,249 1,293,193
Banco de Credito Social Cooperativo SA,
(1-Year EURIBOR ICE Swap Rate + 4.27%),
7.50%, 09/14/29
(a)(b)
............... 2,900 3,450,930
Banco de Sabadell SA
(a)(b)
(5-Year EUR Swap Annual + 6.20%),
5.75%
(k)
...................... 600 624,732
(5-Year EUR Swap Annual + 2.95%),
2.50%, 04/15/31 ................ 2,200 2,259,306
(5-Year EUR Swap Annual + 3.15%),
6.00%, 08/16/33 ................ 1,400 1,556,257
Banco Espirito Santo SA
(b)(f)(l)
4.75%, 01/15/18 .................. 12,300 3,715,560
4.00%, 01/21/25 .................. 12,000 3,624,936
2.63%, 10/25/28 .................. 10,400 3,141,611
Banco Santander SA, 6.92%, 08/08/33 ..... USD 11,200 11,720,467
Bank of Cyprus PCL, (1-Year EUR Swap
Annual + 2.79%), 2.50%, 06/24/27
(a)(b)
.... EUR 800 819,451
Bank of Ireland Group plc, (5-Year EUR Swap
Annual + 7.92%), 7.50%
(a)(b)(k)
......... 2,222 2,432,798
Bankinter SA
(5-Year EURIBOR ICE Swap Rate +
4.71%), 7.38%
(a)(b)(k)
.............. 2,200 2,438,740
Barclays plc
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.67%),
8.00%
(a)(k)
..................... USD 1,037 1,034,282
(5-year SONIA Mid-Swaps Rate + 5.19%),
5.88%
(a)(b)(k)
.................... GBP 449 558,205
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.87%),
6.13%
(a)(k)
..................... USD 800 772,104
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.02%), 6.38%
(a)(b)(k)
GBP 600 728,892
5.20%, 05/12/26 .................. USD 7,800 7,719,672

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments
49
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.41%),
4.38%
(a)(k)
..................... USD 7,990 $ 6,550,111
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.43%),
8.00%
(a)(k)
..................... 12,345 12,319,558
(USISSO05 + 5.78%), 9.63%
(a)(k)
....... 60,665 64,329,287
BNP Paribas SA
(a)(k)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.35%),
8.50%
(c)
...................... 25,100 26,235,825
(5-Year EUR Swap Annual + 4.65%),
6.88%
(b)
...................... EUR 1,200 1,350,936
(5-Year EURIBOR ICE Swap Rate +
4.63%), 7.38%
(b)
................ 1,000 1,153,021
CaixaBank SA
(a)(b)(k)
(5-Year EUR Swap Annual + 4.50%), 5.25% 800 825,181
(5-Year EUR Swap Annual + 6.35%), 5.88% 600 635,982
(5-Year EURIBOR ICE Swap Rate +
5.30%), 7.50% ................. 1,200 1,341,314
Citigroup, Inc.
(a)
Series AA, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.21%),
7.63%
(k)
...................... USD 19,506 20,478,706
(1-day SOFR + 2.66%), 6.17%, 05/25/34 . 5,757 5,846,170
Commerzbank AG
(a)(b)
(5-Year EUR Swap Annual + 6.36%),
6.13%
(k)
...................... EUR 5,000 5,320,079
(5-Year EURIBOR ICE Swap Rate +
4.30%), 6.50%, 12/06/32 .......... 700 795,196
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.25%), 8.63%,
02/28/33 ..................... GBP 600 806,032
(5-Year EURIBOR ICE Swap Rate +
3.70%), 6.75%, 10/05/33 .......... EUR 2,900 3,361,701
Cooperatieve Rabobank UA, (5-Year EUR
Swap Annual + 4.68%), 4.38%
(a)(b)(k)
..... 1,400 1,442,468
Credit Agricole SA, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.24%), 4.75%
(a)(c)(k)
............... USD 13,270 11,654,955
First-Citizens Bank & Trust Co., 6.00%,
04/01/36 ...................... 23,131 22,632,497
HSBC Holdings plc
(a)
(5-Year EUR Swap Annual + 3.84%),
4.75%
(b)(k)
..................... EUR 1,755 1,771,156
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.65%),
4.60%
(k)
...................... USD 6,310 5,338,132
(1-day SOFR + 3.02%), 7.40%, 11/13/34 . 42,335 46,300,789
ING Groep NV
(a)(k)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.34%), 5.75% 1,105 1,052,012
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.86%), 3.88% 1,367 1,142,675
(USISSO05 + 4.36%), 8.00%
(b)
........ 1,725 1,749,840
Intesa Sanpaolo SpA
5.71%, 01/15/26
(c)
................. 3,890 3,856,185
(5-Year EURIBOR ICE Swap Rate +
6.26%), 9.13%
(a)(b)(k)
.............. EUR 700 842,413
5.15%, 06/10/30
(b)
................. GBP 2,225 2,625,689
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.60%), 4.20%,
06/01/32
(a)(c)
................... USD 9,505 7,946,605
8.51%, 09/20/32
(b)
................. GBP 200 280,976
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 4.95%,
06/01/42
(a)(c)
................... USD 7,665 $ 5,718,144
JPMorgan Chase & Co., Series NN, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.74%), 6.88%
(a)(k)
......... 15,349 15 ,882,719
KBC Group NV, (5-Year EURIBOR ICE Swap
Rate + 4.93%), 8.00%
(a)(b)(k)
.......... EUR 1,000 1,153,021
Lloyds Banking Group plc
(a)(k)
(5-Year EURIBOR ICE Swap Rate +
5.29%), 4.95%
(b)
................ 1,829 1,938,113
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.91%), 8.00% USD 13,055 13,144,636
National Bank of Greece SA, (5-Year EURIBOR
ICE Swap Rate + 3.15%), 5.88%, 06/28/35
(a)
(b)
.......................... EUR 2,675 2,908,295
Santander UK Group Holdings plc, (BPSWS5 +
6.07%), 6.75%
(a)(b)(k)
............... GBP 1,248 1,569,713
Societe Generale SA
(a)(k)
(5-Year USD Swap Rate + 5.87%), 8.00%
(c)
USD 763 766,535
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.45%),
10.00%
(c)
..................... 10,000 10,608,630
(5-Year EUR Swap Annual + 5.23%),
7.88%
(b)
...................... EUR 800 902,808
UniCredit SpA
(a)(b)
(5-Year EURIBOR ICE Swap Rate +
7.33%), 7.50%
(k)
................ 600 669,588
(5-Year EUR Swap Annual + 2.40%),
2.00%, 09/23/29 ................ 1,658 1,762,882
(5-Year EUR Swap Annual + 2.80%),
2.73%, 01/15/32 ................ 2,200 2,251,811
Wells Fargo & Co., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.61%), 7.63%
(a)(k)
................ USD 25,985 27,770,377
405,925,537
Beverages — 0.0%
Davide Campari-Milano NV, 2.38%, 01/17/29
(b)
(m)
.......................... EUR 1,000 1,107,926
Biotechnology — 0.0%
(b)
Cidron Aida Finco SARL
5.00%, 04/01/28 .................. 404 422,235
6.25%, 04/01/28 .................. GBP 2,128 2,571,481
Grifols SA, 1.63%, 02/15/25 ........... EUR 348 357,396
3,351,112
Broadline Retail — 0.4%
(c)
ANGI Group LLC, 3.88%, 08/15/28 ....... USD 6,076 5,274,079
Go Daddy Operating Co. LLC
5.25%, 12/01/27 .................. 3,015 2,948,581
3.50%, 03/01/29 .................. 8,073 7,281,034
LCM Investments Holdings II LLC
4.88%, 05/01/29 .................. 11,838 10,880,697
8.25%, 08/01/31 .................. 20,542 21,490,157
Match Group Holdings II LLC
4.63%, 06/01/28 .................. 9,281 8,758,601
5.63%, 02/15/29 .................. 72 69,787
4.13%, 08/01/30 .................. 2,949 2,623,853
3.63%, 10/01/31 .................. 7,705 6,547,345
NMG Holding Co., Inc., 7.13%, 04/01/26 .... 4,684 4,586,897
Rakuten Group, Inc., 11.25%, 02/15/27 .... 13,502 14,305,210
84,766,241
Building Products — 0.8%
Advanced Drainage Systems, Inc.
(c)
5.00%, 09/30/27 .................. 15,701 15,231,584

2024
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield Bond Portfolio
50
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Building Products (continued)
6.38%, 06/15/30 .................. USD 20,207 $ 20,311,571
Builders FirstSource, Inc., 6.38%, 03/01/34
(c)
. 11,955 12,004,350
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(c)
..................... 10,699 10,990,591
HT Troplast GmbH, 9.38%, 07/15/28
(b)
..... EUR 1,914 2,160,112
James Hardie International Finance DAC,
5.00%, 01/15/28
(c)
................ USD 2,204 2,147,240
JELD-WEN, Inc., 4.63%, 12/15/25
(c)
...... 18,458 18,011,028
Masonite International Corp., 3.50%, 02/15/30
(c)
5,572 4,929,667
New Enterprise Stone & Lime Co., Inc.
(c)
5.25%, 07/15/28 .................. 9,760 9,349,996
9.75%, 07/15/28 .................. 9,352 9,567,798
PCF GmbH, 4.75%, 04/15/26
(b)
......... EUR 1,203 981,322
Standard Industries, Inc.
2.25%, 11/21/26
(b)
................. 5,031 5,083,383
5.00%, 02/15/27
(c)
................. USD 6,723 6,521,487
4.75%, 01/15/28
(c)
................. 3,332 3,179,999
4.38%, 07/15/30
(c)
................. 26,100 23,452,030
3.38%, 01/15/31
(c)
................. 10,712 8,981,622
Summit Materials LLC
(c)
5.25%, 01/15/29 .................. 1,574 1,533,764
7.25%, 01/15/31 .................. 27,788 28,882,486
183,320,030
Capital Markets — 1.2%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(c)
..................... 7,264 7,519,831
Apollo Debt Solutions BDC, 6.90%, 04/13/29
(c)
12,335 12,452,075
Ares Capital Corp., 5.88%, 03/01/29 ...... 6,375 6,355,933
Aretec Group, Inc., 10.00%, 08/15/30
(c)
..... 4,995 5,455,904
Blackstone Private Credit Fund
7.05%, 09/29/25 .................. 5,372 5,452,143
3.25%, 03/15/27 .................. 5,766 5,321,581
6.25%, 01/25/31
(c)
................. 9,029 9,066,764
Blue Owl Capital Corp.
3.75%, 07/22/25 .................. 9,307 9,028,416
3.40%, 07/15/26 .................. 843 794,199
Blue Owl Capital Corp. II, 8.45%, 11/15/26
(c)
. 8,916 9,183,328
Blue Owl Credit Income Corp.
5.50%, 03/21/25 .................. 7,133 7,083,650
3.13%, 09/23/26 .................. 766 702,801
7.75%, 09/16/27 .................. 18,688 19,144,756
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(c)
................ 9,295 8,831,482
Deutsche Bank AG
(a)(b)(k)
(5-Year EURIBOR ICE Swap Rate +
6.94%), 10.00% ................ EUR 200 233,841
(5-Year EURIBOR ICE Swap Rate +
5.69%), 6.75% ................. 2,000 2,053,871
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(c)
................ USD 1,189 1,111,618
JPMorgan Chase Financial Co. LLC, 0.50%,
06/15/27
(m)
.................... 12,374 13,673,270
Julius Baer Group Ltd., (5-Year EUR Swap
Annual + 3.85%), 6.63%
(a)(b)(k)
......... EUR 1,178 1,223,430
Lehman Brothers Holdings, Inc.
(f)(l)
5.38%, 10/17/12 .................. 4,550 19,635
4.75%, 01/16/14 .................. 14,545 62,768
(3-mo. EURIBOR + 0.30%), 0.00%,
02/05/14
(a)
.................... 22,800 98,391
0.00%, 12/30/16 .................. USD 1,000 1,000
Oaktree Strategic Credit Fund, 8.40%,
11/14/28
(c)
..................... 9,943 10,546,850
Sherwood Financing plc, 6.00%, 11/15/26
(b)
.. GBP 156 174,768
Security
Par (000)
Par (000) Value
Capital Markets (continued)
State Street Corp., Series I, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.61%), 6.70%
(a)(k)
......... USD 17,132 $ 17,384,217
UBS Group AG
(a)(k)
(5-Year USD Swap Semi + 4.87%), 7.00%
(b)
2,496 2,490,509
(5-Year USD Swap Semi + 4.59%), 6.88%
(b)
1,299 1,284,386
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.75%),
9.25%
(c)
...................... 27,852 30,176,946
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.31%),
4.38%
(c)
...................... 13,275 10,916,315
(USISSO05 + 4.16%), 7.75%
(c)
........ 28,320 29,126,242
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.76%),
9.25%
(c)
...................... 33,363 37,651,380
Vivion Investments SARL, 3.00%, 08/08/24
(b)
. EUR 1,100 1,151,133
265,773,433
Chemicals — 2.1%
Axalta Coating Systems Dutch Holding B BV,
7.25%, 02/15/31
(c)
................ USD 20,223 21,036,126
Axalta Coating Systems LLC
(c)
4.75%, 06/15/27 .................. 14,625 14,115,829
3.38%, 02/15/29 .................. 13,666 12,229,242
Chemours Co. (The)
5.38%, 05/15/27 .................. 13,484 12,926,611
5.75%, 11/15/28
(c)
................. 13,977 12,888,172
4.63%, 11/15/29
(c)
................. 8,970 7,732,750
Element Solutions, Inc., 3.88%, 09/01/28
(c)
.. 85,006 77,980,195
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(b)
..................... EUR 2,166 2,250,234
HB Fuller Co., 4.25%, 10/15/28 ......... USD 5,994 5,554,204
Herens Holdco SARL, 4.75%, 05/15/28
(c)
... 18,870 16,468,077
Herens Midco SARL, 5.25%, 05/15/29
(b)
.... EUR 1,743 1,223,975
Illuminate Buyer LLC, 9.00%, 07/01/28
(c)
.... USD 27,220 26,852,476
INEOS Finance plc, 6.38%, 04/15/29
(b)
..... EUR 1,979 2,135,130
INEOS Quattro Finance 2 plc
(b)
2.50%, 01/15/26 .................. 100 104,334
Series APR, 8.50%, 03/15/29 ......... 2,497 2,808,379
8.50%, 03/15/29 .................. 1,191 1,353,267
INEOS Styrolution Ludwigshafen GmbH,
2.25%, 01/16/27
(b)
................ 400 398,044
Ingevity Corp., 3.88%, 11/01/28
(c)
........ USD 4,329 3,909,830
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(c)
.. 17,300 14,017,643
Kronos International, Inc.
(b)
3.75%, 09/15/25 .................. EUR 365 386,889
9.50%, 03/15/29 .................. 2,103 2,416,295
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(c)
... USD 10,193 9,178,173
Minerals Technologies, Inc., 5.00%, 07/01/28
(c)
7,620 7,285,863
Monitchem HoldCo 3 SA, 8.75%, 05/01/28
(b)
. EUR 314 343,396
Nobian Finance BV, 3.63%, 07/15/26
(b)
..... 1,723 1,797,914
Olympus Water US Holding Corp.
9.63%, 11/15/28
(b)
................. 2,525 2,917,643
9.75%, 11/15/28
(c)
................. USD 63,218 67,340,866
5.38%, 10/01/29
(b)
................. EUR 617 584,056
SCIL IV LLC
5.38%, 11/01/26
(c)
................. USD 12,478 12,110,281
(3-mo. EURIBOR at 4.38% Floor + 4.38%),
8.27%, 11/01/26
(a)(b)
.............. EUR 512 552,239
9.50%, 07/15/28
(b)
................. 1,316 1,547,148
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/29 .................. USD 5,027 4,549,402
4.00%, 04/01/31 .................. 3,126 2,695,658
4.38%, 02/01/32 .................. 3,362 2,898,506

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments
51
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(c)
..................... USD 26,320 $ 23,460,716
Synthomer plc, 3.88%, 07/01/25
(b)
........ EUR 1,493 1,591,878
WR Grace Holdings LLC
(c)
4.88%, 06/15/27 .................. USD 8,077 7,676,229
5.63%, 08/15/29 .................. 68,790 61,559,449
7.38%, 03/01/31 .................. 18,015 18,241,322
465,118,441
Commercial Services & Supplies — 3.2%
ADT Security Corp. (The)
(c)
4.13%, 08/01/29 .................. 4,578 4,194,233
4.88%, 07/15/32 .................. 10,320 9,341,154
Allied Universal Holdco LLC
6.63%, 07/15/26
(c)
................. 28,260 28,241,428
9.75%, 07/15/27
(c)
................. 30,219 30,309,778
3.63%, 06/01/28
(b)
................. EUR 820 818,396
4.63%, 06/01/28
(c)
................. USD 79,375 72,304,842
4.88%, 06/01/28
(b)
................. GBP 3,773 4,287,073
6.00%, 06/01/29
(c)
................. USD 59,202 50,938,839
7.88%, 02/15/31
(c)
................. 62,207 63,003,063
APi Group DE, Inc.
(c)
4.13%, 07/15/29 .................. 11,298 10,179,296
4.75%, 10/15/29 .................. 6,702 6,176,771
APX Group, Inc.
(c)
6.75%, 02/15/27 .................. 6,383 6,409,030
5.75%, 07/15/29 .................. 11,584 11,138,022
Aramark Services, Inc., 5.00%, 02/01/28
(c)
... 39,203 37,837,701
Cedacri Mergeco SpA
(a)(b)
(3-mo. EURIBOR at 4.63% Floor + 4.63%),
8.53%, 05/15/28 ................ EUR 1,069 1,154,407
(3-mo. EURIBOR + 5.50%), 9.40%,
05/15/28 ..................... 1,351 1,459,348
Clean Harbors, Inc.
(c)
4.88%, 07/15/27 .................. USD 7,403 7,180,923
5.13%, 07/15/29 .................. 4,198 4,035,277
6.38%, 02/01/31 .................. 3,821 3,849,061
Covanta Holding Corp.
4.88%, 12/01/29
(c)
................. 5,084 4,556,538
5.00%, 09/01/30 .................. 4,765 4,199,312
Garda World Security Corp.
(c)
4.63%, 02/15/27 .................. 15,757 15,098,242
9.50%, 11/01/27 .................. 5,833 5,847,034
7.75%, 02/15/28 .................. 36,398 37,325,785
6.00%, 06/01/29 .................. 6,656 5,957,413
GFL Environmental, Inc.
(c)
4.25%, 06/01/25 .................. 1,418 1,394,847
3.75%, 08/01/25 .................. 13,794 13,434,715
5.13%, 12/15/26 .................. 21,593 21,215,403
4.00%, 08/01/28 .................. 11,119 10,248,141
3.50%, 09/01/28 .................. 3,331 3,051,172
4.75%, 06/15/29 .................. 30,488 28,672,129
4.38%, 08/15/29 .................. 9,793 9,022,022
6.75%, 01/15/31 .................. 40,311 41,311,237
Intrum AB
(b)
3.50%, 07/15/26 .................. EUR 400 278,343
3.00%, 09/15/27 .................. 391 244,672
9.25%, 03/15/28 .................. 398 275,148
Neptune Bidco US, Inc., 9.29%, 04/15/29
(c)
.. USD 21,275 20,117,081
Paprec Holding SA
(b)
6.50%, 11/17/27 .................. EUR 1,420 1,608,780
7.25%, 11/17/29 .................. 668 767,587
Prime Security Services Borrower LLC
(c)
5.75%, 04/15/26 .................. USD 5,961 5,943,611
6.25%, 01/15/28 .................. 26,609 26,065,609
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Q-Park Holding I BV
(b)
(3-mo. EURIBOR at 2.00% Floor + 2.00%),
5.94%, 03/01/26
(a)
............... EUR 533 $ 575,700
5.13%, 03/01/29 .................. 995 1,084,070
Stericycle, Inc., 3.88%, 01/15/29
(c)
........ USD 4,208 3,814,181
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26
(b)
................ EUR 2,110 2,267,257
Techem Verwaltungsgesellschaft 675 mbH,
2.00%, 07/15/25
(b)
................ 2,251 2,380,602
Verisure Holding AB
(b)
3.88%, 07/15/26 .................. 1,425 1,511,801
9.25%, 10/15/27 .................. 1,307 1,506,999
7.13%, 02/01/28 .................. 146 164,184
Waste Pro USA, Inc., 5.50%, 02/15/26
(c)
.... USD 79,602 78,398,282
Williams Scotsman, Inc.
(c)
4.63%, 08/15/28 .................. 2,604 2,462,787
7.38%, 10/01/31 .................. 19,727 20,503,337
724,162,663
Communications Equipment — 0.4%
(c)
CommScope Technologies LLC, 6.00%,
06/15/25 ...................... 24,270 21,107,619
CommScope, Inc.
6.00%, 03/01/26 .................. 10,889 9,963,435
4.75%, 09/01/29 .................. 16,107 11,597,040
Viasat, Inc.
5.63%, 09/15/25 .................. 20,351 19,838,311
5.63%, 04/15/27 .................. 11,110 10,520,620
7.50%, 05/30/31 .................. 2,102 1,523,084
Viavi Solutions, Inc., 3.75%, 10/01/29 ..... 6,060 5,199,426
79,749,535
Construction & Engineering — 0.6%
Arcosa, Inc., 4.38%, 04/15/29
(c)
......... 19,523 17,991,091
Azzurra Aeroporti SpA
(b)
2.13%, 05/30/24 .................. EUR 4,012 4,307,380
2.63%, 05/30/27 .................. 574 585,200
Brand Industrial Services, Inc., 10.38%,
08/01/30
(c)
..................... USD 85,704 92,788,550
Dycom Industries, Inc., 4.50%, 04/15/29
(c)
... 5,838 5,457,193
Heathrow Finance plc
(b)(e)
5.75%, 03/03/25 .................. GBP 772 969,508
3.88%, 03/01/27 .................. 272 321,419
4.13%, 09/01/29 .................. 817 942,357
Kier Group plc, 9.00%, 02/15/29
(b)
........ 1,866 2,401,512
MasTec, Inc., 4.50%, 08/15/28
(c)
......... USD 1,723 1,638,354
Pike Corp., 8.63%, 01/31/31
(c)
.......... 5,328 5,661,890
133,064,454
Construction Materials — 0.4%
Smyrna Ready Mix Concrete LLC
(c)
6.00%, 11/01/28 .................. 25,291 24,718,340
8.88%, 11/15/31 .................. 52,307 55,910,481
80,628,821
Consumer Finance — 1.1%
Bread Financial Holdings, Inc., 9.75%,
03/15/29
(c)
..................... 8,358 8,697,978
Encore Capital Group, Inc.
(b)
4.88%, 10/15/25 .................. EUR 100 106,806
5.38%, 02/15/26 .................. GBP 1,000 1,230,420
4.25%, 06/01/28 .................. 526 561,187
Ford Motor Credit Co. LLC
7.35%, 03/06/30 .................. USD 22,308 23,783,844
7.20%, 06/10/30 .................. 17,556 18,633,392
Global Aircraft Leasing Co. Ltd.
(c)(j)
6.50%, (6.50% Cash or 7.25% PIK),
09/15/24 ..................... 7,017 6,622,556

2024
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield Bond Portfolio
52
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Series 2021, 6.50%, (6.50% Cash or 7.25%
PIK), 09/15/24
(a)
................ USD 12,929 $ 12,296,875
Macquarie Airfinance Holdings Ltd.
(c)
8.38%, 05/01/28 .................. 6,216 6,588,749
6.40%, 03/26/29 .................. 3,220 3,270,940
8.13%, 03/30/29 .................. 17,876 18,906,051
6.50%, 03/26/31 .................. 8,580 8,732,987
Navient Corp.
5.50%, 03/15/29 .................. 105 97,765
9.38%, 07/25/30 .................. 19,289 20,634,987
OneMain Finance Corp.
6.88%, 03/15/25 .................. 9,018 9,112,283
7.13%, 03/15/26 .................. 13,770 14,019,871
6.63%, 01/15/28 .................. 10,840 10,874,818
9.00%, 01/15/29 .................. 19,777 20,985,612
5.38%, 11/15/29 .................. 12,288 11,553,330
7.88%, 03/15/30 .................. 24,182 24,945,450
4.00%, 09/15/30 .................. 11,397 9,754,078
SLM Corp., 3.13%, 11/02/26 ........... 8,715 8,094,130
Volkswagen International Finance NV
(a)(b)(k)
Series PNC5, (5-Year EUR Swap Annual +
4.29%), 7.50% ................. EUR 500 585,536
(9-Year EUR Swap Annual + 3.96%), 3.88% 1,200 1,197,709
241,287,354
Consumer Staples Distribution & Retail — 0.6%
Albertsons Cos., Inc.
(c)
4.63%, 01/15/27 .................. USD 11,596 11,222,543
5.88%, 02/15/28 .................. 7,279 7,206,508
6.50%, 02/15/28 .................. 8,976 9,071,262
3.50%, 03/15/29 .................. 26,203 23,519,415
4.88%, 02/15/30 .................. 10,656 10,138,409
Bellis Acquisition Co. plc
(b)
3.25%, 02/16/26 .................. GBP 3,199 3,806,933
4.50%, 02/16/26 .................. 4,678 5,682,925
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR at
4.00% Floor + 4.00%), 7.94%, 07/01/26
(a)(b)
. EUR 891 961,928
Market Bidco Finco plc, 5.50%, 11/04/27
(b)
... GBP 2,122 2,438,576
Performance Food Group, Inc.
(c)
5.50%, 10/15/27 .................. USD 1,942 1,906,386
4.25%, 08/01/29 .................. 17,141 15,708,222
Picard Groupe SAS, 3.88%, 07/01/26
(b)
.... EUR 1,480 1,561,251
United Natural Foods, Inc., 6.75%, 10/15/28
(c)
USD 4,464 3,707,774
US Foods, Inc.
(c)
6.88%, 09/15/28 .................. 6,180 6,326,200
4.75%, 02/15/29 .................. 3,219 3,055,650
4.63%, 06/01/30 .................. 7,285 6,758,211
7.25%, 01/15/32 .................. 13,066 13,598,172
Walgreens Boots Alliance, Inc.
3.20%, 04/15/30 .................. 1,836 1,595,741
4.80%, 11/18/44 .................. 5,876 4,942,700
4.10%, 04/15/50 .................. 8,812 6,461,619
139,670,425
Containers & Packaging — 2.4%
Ardagh Metal Packaging Finance USA LLC
6.00%, 06/15/27
(c)
................. 20,128 19,539,632
3.25%, 09/01/28
(c)
................. 840 725,610
3.00%, 09/01/29
(b)
................. EUR 4,204 3,472,603
4.00%, 09/01/29
(c)
................. USD 69,274 55,838,405
Ardagh Packaging Finance plc
5.25%, 04/30/25
(c)
................. 32,148 31,055,932
2.13%, 08/15/26
(b)
................. EUR 5,107 4,738,331
2.13%, 08/15/26
(b)
................. 8,883 8,241,745
4.13%, 08/15/26
(c)
................. USD 25,305 22,893,788
4.75%, 07/15/27
(b)
................. GBP 1,832 1,375,794
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
5.25%, 08/15/27
(c)
................. USD 3,566 $ 2,246,580
Ball Corp., 3.13%, 09/15/31 ........... 5,116 4,347,817
Canpack SA, 3.13%, 11/01/25
(c)
......... 7,284 6,947,989
Clydesdale Acquisition Holdings, Inc.
(c)
6.63%, 04/15/29 .................. 19,654 19,638,204
8.75%, 04/15/30 .................. 41,455 40,731,163
Crown Americas LLC
4.25%, 09/30/26 .................. 3,032 2,937,300
5.25%, 04/01/30 .................. 2,952 2,846,071
Crown European Holdings SA
(b)
3.38%, 05/15/25 .................. EUR 1,046 1,118,761
5.00%, 05/15/28 .................. 672 744,823
Fiber Bidco SpA, 11.00%, 10/25/27
(b)
...... 2,028 2,374,142
Graphic Packaging International LLC
3.50%, 03/15/28
(c)
................. USD 269 248,350
2.63%, 02/01/29
(b)
................. EUR 4,253 4,255,841
Kleopatra Finco SARL
(b)
4.25%, 03/01/26 .................. 2,070 1,884,837
4.25%, 03/01/26 .................. 130 118,372
Kleopatra Holdings 2 SCA, 6.50%, 09/01/26
(b)
301 170,810
LABL, Inc.
(c)
6.75%, 07/15/26 .................. USD 5,631 5,563,032
5.88%, 11/01/28 .................. 10,902 10,025,516
9.50%, 11/01/28 .................. 23,408 23,678,479
Mauser Packaging Solutions Holding Co.
(c)
7.88%, 08/15/26 .................. 158,815 161,792,940
9.25%, 04/15/27 .................. 3,331 3,304,469
OI European Group BV
6.25%, 05/15/28
(c)
................. EUR 6,765 7,605,538
6.25%, 05/15/28
(b)
................. 1,289 1,449,155
Owens-Brockway Glass Container, Inc.
(c)
6.63%, 05/13/27 .................. USD 1,272 1,272,719
7.25%, 05/15/31 .................. 14,066 14,326,249
Sealed Air Corp.
(c)
4.00%, 12/01/27 .................. 3,065 2,872,823
5.00%, 04/15/29 .................. 3,569 3,425,781
7.25%, 02/15/31 .................. 7,984 8,300,853
Titan Holdings II BV, 5.13%, 07/15/29
(b)
.... EUR 1,597 1,533,209
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(c)
USD 7,398 7,893,222
Trivium Packaging Finance BV
5.50%, 08/15/26
(c) (e)
................ 37,098 36,577,793
(3-mo. EURIBOR at 3.75% Floor + 3.75%),
7.65%, 08/15/26
(a)(b)
.............. EUR 927 995,708
8.50%, 08/15/27
(c)(e)
................ USD 6,231 6,153,276
535,263,662
Distributors — 0.1%
(c)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 .............. 6,866 6,171,946
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 23,754 23,195,543
Resideo Funding, Inc., 4.00%, 09/01/29 .... 3,756 3,358,358
32,725,847
Diversified Consumer Services — 0.5%
Mavis Tire Express Services Topco Corp.,
6.50%, 05/15/29
(c)
................ 5,670 5,392,689
Rekeep SpA, 7.25%, 02/01/26
(b)
......... EUR 1,638 1,587,189
Service Corp. International
5.13%, 06/01/29 .................. USD 1,427 1,388,526
3.38%, 08/15/30 .................. 4,789 4,147,491
4.00%, 05/15/31 .................. 18,917 16,759,635
Sotheby's
(c)
7.38%, 10/15/27 .................. 39,331 36,620,343
5.88%, 06/01/29 .................. 16,550 13,910,482
TUI Cruises GmbH, 6.50%, 05/15/26
(b)
..... EUR 1,452 1,576,093

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments
53
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Wand NewCo 3, Inc., 7.63%, 01/30/32
(c)
.... USD 38,251 $ 39,560,217
120,942,665
Diversified REITs — 0.8%
Global Net Lease, Inc., 3.75%, 12/15/27
(c)
... 4,484 3,836,902
HAT Holdings I LLC
(c)
3.38%, 06/15/26 .................. 6,300 5,934,002
8.00%, 06/15/27 .................. 12,322 12,848,149
Highwoods Realty LP, 7.65%, 02/01/34 .... 3,270 3,566,342
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(c)
....... 11,182 10,212,193
Iron Mountain UK plc, 3.88%, 11/15/25
(b)
.... GBP 1,232 1,506,373
MPT Operating Partnership LP
2.50%, 03/24/26 .................. 13,667 14,716,705
5.25%, 08/01/26 .................. USD 3,430 3,139,909
5.00%, 10/15/27 .................. 4,145 3,471,438
4.63%, 08/01/29 .................. 22,310 17,122,232
3.50%, 03/15/31 .................. 32,834 22,544,478
RHP Hotel Properties LP, 6.50%, 04/01/32
(c)
. 48,158 48,320,533
VICI Properties LP
4.63%, 12/01/29
(c)
................. 16,923 16,004,499
4.13%, 08/15/30
(c)
................. 9,464 8,605,674
5.63%, 05/15/52 .................. 8,634 8,001,417
6.13%, 04/01/54 .................. 6,410 6,322,375
186,153,221
Diversified Telecommunication Services — 5.2%
Altice Financing SA, 9.63%, 07/15/27
(c)
..... 27,198 26,014,558
Altice France Holding SA
(b)
8.00%, 05/15/27 .................. EUR 1,207 419,351
4.00%, 02/15/28 .................. 914 229,202
Altice France SA
2.50%, 01/15/25
(b)
................. 625 601,796
2.13%, 02/15/25
(b)
................. 151 145,492
5.88%, 02/01/27
(b)
................. 985 820,910
8.13%, 02/01/27
(c)
................. USD 23,134 18,082,882
11.50%, 02/01/27
(b)
................ EUR 1,736 1,600,379
3.38%, 01/15/28
(b)
................. 909 703,606
5.50%, 01/15/28
(c)
................. USD 742 527,001
4.13%, 01/15/29
(b)
................. EUR 619 465,740
5.13%, 01/15/29
(c)
................. USD 16,788 11,496,503
4.00%, 07/15/29
(b)
................. EUR 1,578 1,187,442
5.13%, 07/15/29
(c)
................. USD 49,093 33,188,517
4.25%, 10/15/29
(b)
................. EUR 1,004 755,417
5.50%, 10/15/29
(c)
................. USD 50,591 34,337,781
British Telecommunications plc
(a)(b)
(5-Year EURIBOR ICE Swap Rate +
2.54%), 5.13%, 10/03/54 .......... EUR 1,375 1,480,968
(5-Year EUR Swap Annual + 2.13%),
1.87%, 08/18/80 ................ 376 390,436
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.82%), 8.38%,
12/20/83 ..................... GBP 1,835 2,469,182
CCO Holdings LLC
(c)
5.13%, 05/01/27 .................. USD 13,765 13,114,900
5.00%, 02/01/28 .................. 19,853 18,481,257
5.38%, 06/01/29 .................. 13,241 12,121,444
6.38%, 09/01/29 .................. 39,039 37,035,624
4.75%, 03/01/30 .................. 14,991 12,871,883
4.50%, 08/15/30 .................. 7,671 6,428,660
4.25%, 02/01/31 .................. 35,643 29,107,849
7.38%, 03/01/31 .................. 94,314 92,492,127
4.75%, 02/01/32 .................. 15,080 12,307,142
4.25%, 01/15/34 .................. 21,486 16,218,793
Cellnex Telecom SA
(b)
2.13%, 08/11/30
(m)
................. EUR 3,300 3,644,575
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
1.75%, 10/23/30 .................. EUR 1,000 $ 959,928
0.75%, 11/20/31
(m)
................. 2,600 2,396,452
Frontier Communications Holdings LLC
(c)
5.88%, 10/15/27 .................. USD 14,491 14,029,266
5.00%, 05/01/28 .................. 28,027 26,015,017
8.75%, 05/15/30 .................. 89,262 91,334,895
8.63%, 03/15/31 .................. 28,421 29,027,192
Iliad Holding SASU
5.13%, 10/15/26
(b)
................. EUR 400 426,318
6.50%, 10/15/26
(c)
................. USD 50,044 49,575,263
7.00%, 10/15/28
(c)
................. 17,404 17,224,954
Iliad SA
(b)
5.38%, 06/14/27 .................. EUR 3,000 3,297,041
1.88%, 02/11/28 .................. 400 393,176
5.38%, 02/15/29 .................. 2,800 3,069,215
5.63%, 02/15/30 .................. 800 885,866
Infrastrutture Wireless Italiane SpA, 1.63%,
10/21/28
(b)
..................... 2,808 2,800,902
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(b)
1,487 1,551,242
Level 3 Financing, Inc.
(c)
10.50%, 04/15/29 ................. USD 49,426 50,414,520
4.88%, 06/15/29 .................. 58,281 38,902,568
11.00%, 11/15/29 ................. 36,346 37,800,102
10.50%, 05/15/30 ................. 63,270 64,693,575
3.88%, 10/15/30 .................. 5,169 3,049,710
Lorca Telecom Bondco SA, 4.00%, 09/18/27
(b)
EUR 4,088 4,272,225
Lumen Technologies, Inc.
(c)
4.13%, 04/15/29 .................. USD 10,495 6,611,818
4.13%, 04/15/30 .................. 10,495 6,506,869
RCS & RDS SA
(b)
2.50%, 02/05/25 .................. EUR 1,400 1,474,156
3.25%, 02/05/28 .................. 1,400 1,406,309
Sable International Finance Ltd., 5.75%,
09/07/27
(c)
..................... USD 2,250 2,161,328
Telecom Italia Capital SA
6.38%, 11/15/33 .................. 6,584 6,228,887
6.00%, 09/30/34 .................. 16,323 14,929,891
7.20%, 07/18/36 .................. 17,948 17,518,956
7.72%, 06/04/38 .................. 9,239 9,254,697
Telecom Italia SpA
4.00%, 04/11/24
(b)
................. EUR 909 979,694
5.30%, 05/30/24
(c)
................. USD 1,907 1,896,627
2.75%, 04/15/25
(b)
................. EUR 1,013 1,065,597
3.00%, 09/30/25
(b)
................. 1,000 1,047,887
3.63%, 05/25/26
(b)
................. 200 210,376
2.38%, 10/12/27
(b)
................. 212 211,849
6.88%, 02/15/28
(b)
................. 1,732 1,973,899
7.88%, 07/31/28
(b)
................. 2,520 2,980,404
1.63%, 01/18/29
(b)
................. 100 92,670
5.25%, 03/17/55
(b)
................. 400 386,004
Uniti Group LP, 10.50%, 02/15/28
(c)
....... USD 83,763 86,839,474
Virgin Media Secured Finance plc
5.25%, 05/15/29
(b)
................. GBP 777 899,701
4.13%, 08/15/30
(b)
................. 835 888,054
4.50%, 08/15/30
(c)
................. USD 4,260 3,673,607
Vmed O2 UK Financing I plc, 7.75%, 04/15/32
(c)
11,740 11,773,984
Windstream Escrow LLC, 7.75%, 08/15/28
(c)
. 7,530 6,969,547
Zayo Group Holdings, Inc.
(c)
4.00%, 03/01/27 .................. 146,710 120,763,310
6.13%, 03/01/28 .................. 35,945 25,153,200
1,164,759,639

2024
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield Bond Portfolio
54
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities — 0.7%
Alexander Funding Trust II, 7.47%, 07/31/28
(c)
USD 10,540 $ 11,143,947
EDP - Energias de Portugal SA
(a)(b)
(5-Year EUR Swap Annual + 1.84%),
1.70%, 07/20/80 ................ EUR 800 828,626
(5-Year EUR Swap Annual + 2.38%),
1.88%, 08/02/81 ................ 2,700 2,730,839
(5-Year EUR Swap Annual + 3.18%),
5.94%, 04/23/83 ................ 400 450,674
EnBW Energie Baden-Wuerttemberg AG,
(5-Year EURIBOR ICE Swap Rate + 2.66%),
5.25%, 01/23/84
(a)(b)
............... 1,000 1,102,865
FirstEnergy Corp., 4.00%, 05/01/26
(c)(m)
.... USD 25,715 25,560,710
Naturgy Finance BV, (5-Year EUR Swap Annual
+ 2.44%), 2.37%
(a)(b)(k)
.............. EUR 2,100 2,112,613
NextEra Energy Operating Partners LP
(c)
4.25%, 09/15/24 .................. USD 106 102,290
3.88%, 10/15/26 .................. 3,849 3,589,632
7.25%, 01/15/29 .................. 10,046 10,278,695
NRG Energy, Inc.
6.63%, 01/15/27 .................. 2,000 2,000,998
7.00%, 03/15/33
(c)
................. 10,345 11,038,694
Pacific Gas & Electric Co., 6.95%, 03/15/34 .. 7,420 8,123,145
Pattern Energy Operations LP, 4.50%,
08/15/28
(c)
..................... 8,196 7,639,862
PG&E Corp., 4.25%, 12/01/27
(c)(m)
........ 25,715 25,830,718
Vistra Operations Co. LLC
(c)
7.75%, 10/15/31 .................. 21,024 22,018,015
6.95%, 10/15/33 .................. 13,530 14,441,408
148,993,731
Electrical Equipment — 0.2%
Nexans SA, 4.25%, 03/11/30
(b)
.......... EUR 1,300 1,409,518
Sensata Technologies BV
(c)
4.00%, 04/15/29 .................. USD 4,683 4,275,987
5.88%, 09/01/30 .................. 3,178 3,109,199
Vertiv Group Corp., 4.13%, 11/15/28
(c)
..... 37,083 34,503,573
43,298,277
Electronic Equipment, Instruments & Components — 0.3%
(c)
Coherent Corp., 5.00%, 12/15/29 ........ 24,935 23,484,892
Sensata Technologies, Inc.
4.38%, 02/15/30 .................. 35,122 31,966,127
3.75%, 02/15/31 .................. 7,654 6,620,726
62,071,745
Energy Equipment & Services — 3.8%
Archrock Partners LP
(c)
6.88%, 04/01/27 .................. 6,263 6,282,008
6.25%, 04/01/28 .................. 46,172 45,684,299
Borr IHC Ltd.
(c)
10.00%, 11/15/28 ................. 15,790 16,421,600
10.38%, 11/15/30 ................. 11,242 11,691,680
Enerflex Ltd., 9.00%, 10/15/27
(c)
......... 13,913 14,295,165
Kodiak Gas Services LLC, 7.25%, 02/15/29
(c)
. 32,653 33,259,954
Nabors Industries Ltd.
(c)
7.25%, 01/15/26 .................. 2,584 2,568,002
7.50%, 01/15/28 .................. 12,079 11,329,097
Nabors Industries, Inc.
(c)
7.38%, 05/15/27 .................. 8,337 8,321,649
9.13%, 01/31/30 .................. 11,100 11,540,193
Nine Energy Service, Inc., 13.00%, 02/01/28 . 1,982 1,630,845
Noble Finance II LLC, 8.00%, 04/15/30
(c)
.... 15,377 16,017,452
Oceaneering International, Inc., 6.00%,
02/01/28 ...................... 4,248 4,185,213
Patterson-UTI Energy, Inc., 7.15%, 10/01/33 . 5,895 6,337,375
Precision Drilling Corp., 6.88%, 01/15/29
(c)
.. 703 701,694
Seadrill Finance Ltd., 8.38%, 08/01/30
(c)
.... 11,001 11,542,128
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
Transocean Aquila Ltd., 8.00%, 09/30/28
(c)
.. USD 7,719 $ 7,922,828
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(c)
..................... 6,125 6,374,355
Transocean, Inc.
(c)
7.50%, 01/15/26 .................. 39,195 38,949,600
11.50%, 01/30/27 ................. 29,818 31,076,886
8.00%, 02/01/27 .................. 20,022 19,873,237
8.75%, 02/15/30 .................. 49,624 51,741,961
USA Compression Partners LP
6.88%, 04/01/26 .................. 24,709 24,680,587
6.88%, 09/01/27 .................. 13,595 13,627,343
7.13%, 03/15/29
(c)
................. 25,678 25,997,840
Valaris Ltd., 8.38%, 04/30/30
(c)
.......... 47,398 48,892,601
Vallourec SACA, 8.50%, 06/30/26
(b)
....... EUR 1,994 2,170,072
Vantage Drilling International, 9.50%,
02/15/28
(c)
..................... USD 15,723 15,880,230
Venture Global LNG, Inc.
(c)
8.13%, 06/01/28 .................. 41,278 42,111,237
9.50%, 02/01/29 .................. 122,357 131,884,083
8.38%, 06/01/31 .................. 75,869 78,241,348
9.88%, 02/01/32 .................. 79,462 85,639,694
Weatherford International Ltd.
(c)
6.50%, 09/15/28 .................. 6,069 6,259,488
8.63%, 04/30/30 .................. 23,348 24,374,588
857,506,332
Entertainment — 0.4%
CPUK Finance Ltd., 3.59%, 08/28/25
(b)
..... GBP 292 358,186
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(c)
..................... USD 12,501 9,563,721
Live Nation Entertainment, Inc.
(c)
4.88%, 11/01/24 .................. 420 417,184
6.50%, 05/15/27 .................. 43,684 44,161,423
4.75%, 10/15/27 .................. 16,840 16,079,288
3.75%, 01/15/28 .................. 6,495 6,008,827
Motion Finco SARL, 7.38%, 06/15/30
(b)
..... EUR 1,157 1,301,254
Odeon Finco plc, 12.75%, 11/01/27
(c)
...... USD 7,155 7,258,977
Pinewood Finance Co. Ltd., 3.63%, 11/15/27
(b)
GBP 560 660,353
Pinnacle Bidco plc
(b)
8.25%, 10/11/28 .................. EUR 498 560,461
10.00%, 10/11/28 ................. GBP 659 867,113
Playtika Holding Corp., 4.25%, 03/15/29
(c)
... USD 4,614 3,994,400
91,231,187
Financial Services — 3.2%
Agps Bondco plc
(b)(f)(l)
6.00%, 08/05/25 .................. EUR 700 300,190
5.00%, 07/15/38 .................. 1,900 771,755
5.50%, 07/15/38 .................. 2,100 868,725
Alpha Bank SA, (1-Year EUR Swap Annual +
2.43%), 5.00%, 05/12/30
(a)(b)
.......... 2,150 2,327,715
Block, Inc.
2.75%, 06/01/26 .................. USD 38,888 36,573,530
3.50%, 06/01/31 .................. 59,294 51,606,225
Blue Owl Credit Income Corp., 6.65%,
03/15/31
(c)
..................... 15,805 15,423,200
Blue Owl Technology Finance Corp. II, 6.75%,
04/04/29
(c)
..................... 6,423 6,343,325
Citycon Treasury BV, Series EURO, 2.38%,
01/15/27
(b)
..................... EUR 855 842,229
Enact Holdings, Inc., 6.50%, 08/15/25
(c)
.... USD 13,214 13,211,357
Fidelity Grand Harbour CLO DAC, Series 2023-
2X, Class D, (3-mo. EURIBOR at 4.10%
Floor + 4.10%), 8.02%, 04/15/38
(a)(b)(d)
.... EUR 469 505,981
Freedom Mortgage Corp.
(c)
12.00%, 10/01/28 ................. USD 4,136 4,508,260

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments
55
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
12.25%, 10/01/30 ................. USD 6,131 $ 6,742,776
Freedom Mortgage Holdings LLC, 9.25%,
02/01/29
(c)
..................... 3,776 3,864,536
Garfunkelux Holdco 3 SA
(b)
6.75%, 11/01/25 .................. EUR 1,064 807,339
7.75%, 11/01/25 .................. GBP 777 686,483
GGAM Finance Ltd.
(c)
7.75%, 05/15/26 .................. USD 1,761 1,797,296
8.00%, 02/15/27 .................. 22,374 23,101,602
8.00%, 06/15/28 .................. 8,717 9,103,416
6.88%, 04/15/29 .................. 16,024 16,084,090
Global Payments, Inc., 1.50%, 03/01/31
(c)(m)
.. 34,023 35,962,311
HPS Corporate Lending Fund, 6.75%,
01/30/29
(c)
..................... 10,470 10,450,829
Jefferies Finance LLC, 5.00%, 08/15/28
(c)
... 18,235 16,768,676
MGIC Investment Corp., 5.25%, 08/15/28 ... 7,434 7,221,332
Nationstar Mortgage Holdings, Inc.
(c)
5.00%, 02/01/26 .................. 89,125 87,218,117
6.00%, 01/15/27 .................. 2,851 2,810,552
5.13%, 12/15/30 .................. 4,403 3,994,758
5.75%, 11/15/31 .................. 6,639 6,123,489
7.13%, 02/01/32 .................. 47,528 47,202,519
Nationwide Building Society, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
5.63%), 5.75%
(a)(b)(k)
............... GBP 1,516 1,810,573
NCR Atleos Corp., 9.50%, 04/01/29
(c)
...... USD 14,894 15,930,756
Nexi SpA, 0.00%, 02/24/28
(b)(m)(n)
......... EUR 4,200 3,885,208
PennyMac Financial Services, Inc., 7.88%,
12/15/29
(c)
..................... USD 16,790 17,252,481
Permian Resources Operating LLC
(c)
7.75%, 02/15/26 .................. 12,047 12,203,093
8.00%, 04/15/27 .................. 16,732 17,232,923
5.88%, 07/01/29 .................. 23,758 23,362,249
9.88%, 07/15/31 .................. 14,236 15,863,175
7.00%, 01/15/32 .................. 19,711 20,448,467
Rocket Mortgage LLC
(c)
2.88%, 10/15/26 .................. 45,918 42,424,692
3.88%, 03/01/31 .................. 8,937 7,785,908
4.00%, 10/15/33 .................. 6,904 5,848,315
Shift4 Payments LLC, 4.63%, 11/01/26
(c)
.... 36,125 34,927,413
Thames Water Utilities Finance plc, 4.00%,
04/18/27
(b)
..................... EUR 961 977,874
Verscend Escrow Corp., 9.75%, 08/15/26
(c)
.. USD 87,159 87,403,830
Worldline SA, 0.00%, 07/30/26
(b)(m)(n)
...... EUR 2,697 2,631,122
723,210,692
Food Products — 1.0%
Boparan Finance plc, 7.63%, 11/30/25
(b)
.... GBP 1,030 1,227,466
Chobani LLC
(c)
4.63%, 11/15/28 .................. USD 41,987 39,154,444
7.63%, 07/01/29 .................. 70,043 71,006,108
Darling Global Finance BV, 3.63%, 05/15/26
(b)
EUR 4,402 4,677,861
Darling Ingredients, Inc., 6.00%, 06/15/30
(c)
.. USD 21,297 21,105,395
Fiesta Purchaser, Inc., 7.88%, 03/01/31
(c)
... 9,117 9,415,126
Lamb Weston Holdings, Inc.
(c)
4.88%, 05/15/28 .................. 13,545 13,164,866
4.13%, 01/31/30 .................. 10,925 9,961,445
4.38%, 01/31/32 .................. 22,774 20,421,820
Post Holdings, Inc.
(c)
5.50%, 12/15/29 .................. 2,000 1,932,704
4.63%, 04/15/30 .................. 1,289 1,183,312
4.50%, 09/15/31 .................. 3,107 2,794,722
6.25%, 02/15/32 .................. 16,609 16,730,046
Premier Foods Finance plc, 3.50%, 10/15/26
(b)
GBP 469 565,150
Simmons Foods, Inc., 4.63%, 03/01/29
(c)
.... USD 4,175 3,689,494
Security
Par (000)
Par (000) Value
Food Products (continued)
Tereos Finance Groupe I SA
(b)
4.75%, 04/30/27 .................. EUR 252 $ 272,437
7.25%, 04/15/28 .................. 1,225 1,395,930
218,698,326
Gas Utilities — 0.6%
AmeriGas Partners LP, 9.38%, 06/01/28
(c)
... USD 15,191 15,730,432
Howard Midstream Energy Partners LLC,
8.88%, 07/15/28
(c)
................ 14,758 15,572,819
NGL Energy Operating LLC
(c)
8.13%, 02/15/29 .................. 32,040 32,814,791
8.38%, 02/15/32 .................. 64,848 66,476,139
Suburban Propane Partners LP, 5.00%,
06/01/31
(c)
..................... 4,099 3,736,990
UGI International LLC, 2.50%, 12/01/29
(b)
... EUR 1,813 1,750,142
136,081,313
Ground Transportation — 0.8%
Albion Financing 1 SARL, 6.13%, 10/15/26
(c)
. USD 10,529 10,432,798
Avis Budget Car Rental LLC, 8.00%, 02/15/31
(c)
14,130 14,107,026
BCP V Modular Services Finance II plc
(b)
4.75%, 11/30/28 .................. EUR 2,400 2,420,939
6.13%, 11/30/28 .................. GBP 1,900 2,200,243
EC Finance plc, 3.00%, 10/15/26
(b)
....... EUR 1,041 1,090,668
GN Bondco LLC, 9.50%, 10/15/31
(c)
...... USD 17,277 17,246,111
Lyft, Inc., 0.63%, 03/01/29
(c)(m)
.......... 10,061 11,752,423
Mobico Group plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 4.14%),
4.25%
(a)(b)(k)
.................... GBP 2,268 2,617,006
NESCO Holdings II, Inc., 5.50%, 04/15/29
(c)
.. USD 9,396 8,889,577
RXO, Inc., 7.50%, 11/15/27
(c)
........... 2,673 2,743,166
Uber Technologies, Inc.
0.00%, 12/15/25
(m)(n)
............... 6,105 6,852,863
7.50%, 09/15/27
(c)
................. 25,241 25,846,986
Series 2028, 0.88%, 12/01/28
(c)(m)
...... 19,517 24,142,529
4.50%, 08/15/29
(c)
................. 50,794 48,194,251
178,536,586
Health Care Equipment & Supplies — 1.3%
Avantor Funding, Inc.
2.63%, 11/01/25
(b)
................. EUR 5,701 5,996,761
3.88%, 07/15/28
(b)
................. 1,235 1,292,408
4.63%, 07/15/28
(c)
................. USD 27,513 26,071,707
3.88%, 11/01/29
(c)
................. 13,639 12,294,733
Bausch + Lomb Corp., 8.38%, 10/01/28
(c)
... 90,836 93,984,376
Medline Borrower LP
(c)
3.88%, 04/01/29 .................. 31,017 28,231,875
6.25%, 04/01/29 .................. 26,419 26,537,296
5.25%, 10/01/29 .................. 85,982 81,267,478
Neogen Food Safety Corp., 8.63%, 07/20/30
(c)
10,428 11,233,594
Teleflex, Inc.
4.63%, 11/15/27 .................. 2,408 2,315,991
4.25%, 06/01/28
(c)
................. 3,023 2,836,663
292,062,882
Health Care Providers & Services — 2.1%
Acadia Healthcare Co., Inc.
(c)
5.50%, 07/01/28 .................. 2,633 2,563,191
5.00%, 04/15/29 .................. 3,136 2,979,820
AHP Health Partners, Inc., 5.75%, 07/15/29
(c)
. 24,977 22,729,090
Clariane SE, (5-Year U.K. Government Bonds
Note Generic Bid Yield + 9.08%), 4.13%
(a)(b)(k)
GBP 2,500 1,957,595
Community Health Systems, Inc.
(c)
5.63%, 03/15/27 .................. USD 36,441 33,540,300
6.00%, 01/15/29 .................. 28,988 25,323,862
5.25%, 05/15/30 .................. 41,866 34,138,047
4.75%, 02/15/31 .................. 30,315 23,395,507

2024
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield Bond Portfolio
56
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Encompass Health Corp.
4.50%, 02/01/28 .................. USD 1,364 $ 1,299,101
4.75%, 02/01/30 .................. 16,363 15,331,435
4.63%, 04/01/31 .................. 5,903 5,367,012
Ephios Subco 3 SARL, 7.88%, 01/31/31
(b)
... EUR 1,828 2,068,694
HealthEquity, Inc., 4.50%, 10/01/29
(c)
...... USD 35,863 33,088,549
Legacy LifePoint Health LLC, 4.38%, 02/15/27
(c)
11,914 11,353,033
LifePoint Health, Inc.
(c)
9.88%, 08/15/30 .................. 10,589 11,076,539
11.00%, 10/15/30 ................. 40,388 43,166,334
ModivCare, Inc., 5.88%, 11/15/25
(c)
....... 20,713 20,171,396
Molina Healthcare, Inc.
(c)
4.38%, 06/15/28 .................. 7,312 6,873,488
3.88%, 11/15/30 .................. 4,310 3,831,912
3.88%, 05/15/32 .................. 8,274 7,204,378
Option Care Health, Inc., 4.38%, 10/31/29
(c)
.. 11,313 10,372,418
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(c)
..................... 2,884 2,868,727
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(c)
................ 5,299 5,306,132
Surgery Center Holdings, Inc.
(c)
6.75%, 07/01/25 .................. 18,239 18,241,241
10.00%, 04/15/27 ................. 12,272 12,294,605
7.25%, 04/15/32 .................. 38,699 38,999,524
Tenet Healthcare Corp.
4.63%, 06/15/28 .................. 923 878,872
6.13%, 06/15/30 .................. 9,991 9,968,081
6.75%, 05/15/31
(c)
................. 59,876 60,967,540
467,356,423
Health Care Technology — 0.7%
AthenaHealth Group, Inc., 6.50%, 02/15/30
(c)
. 140,266 128,289,906
IQVIA, Inc.
1.75%, 03/15/26
(b)
................. EUR 2,964 3,055,541
5.00%, 10/15/26
(c)
................. USD 5,783 5,658,597
5.00%, 05/15/27
(c)
................. 2,990 2,919,513
6.25%, 02/01/29 .................. 7,077 7,348,226
2.25%, 03/15/29
(b)
................. EUR 600 582,579
6.50%, 05/15/30
(c)
................. USD 5,791 5,909,803
153,764,165
Hotel & Resort REITs — 0.7%
RHP Hotel Properties LP
4.75%, 10/15/27 .................. 28,813 27,741,468
7.25%, 07/15/28
(c)
................. 19,469 20,049,449
4.50%, 02/15/29
(c)
................. 11,328 10,577,531
RLJ Lodging Trust LP
(c)
3.75%, 07/01/26 .................. 3,645 3,471,156
4.00%, 09/15/29 .................. 2,470 2,177,353
Service Properties Trust
7.50%, 09/15/25 .................. 9,677 9,807,446
8.63%, 11/15/31
(c)
................. 83,667 89,225,584
163,049,987
Hotels, Restaurants & Leisure — 6.4%
1011778 BC ULC
(c)
3.88%, 01/15/28 .................. 4,368 4,105,110
4.38%, 01/15/28 .................. 11,148 10,545,240
4.00%, 10/15/30 .................. 19,901 17,731,825
Accor SA, (5-Year EUR Swap Annual + 3.25%),
2.63%
(a)(b)(k)
.................... EUR 900 952,517
Allwyn Entertainment Financing UK plc
7.88%, 04/30/29
(c)
................. USD 8,600 8,809,625
7.25%, 04/30/30
(b)
................. EUR 2,572 2,913,542
Aramark International Finance SARL, 3.13%,
04/01/25
(b)
..................... 7,876 8,389,620
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Boyd Gaming Corp.
4.75%, 12/01/27 .................. USD 6,842 $ 6,591,146
4.75%, 06/15/31
(c)
................. 9,717 8,929,409
Boyne USA, Inc., 4.75%, 05/15/29
(c)
...... 19,493 18,069,469
Caesars Entertainment, Inc.
(c)
8.13%, 07/01/27 .................. 53,025 54,306,137
4.63%, 10/15/29 .................. 15,536 14,166,826
7.00%, 02/15/30 .................. 79,779 81,891,947
6.50%, 02/15/32 .................. 42,619 42,994,303
Carnival Corp.
7.63%, 03/01/26
(c)
................. 8,566 8,666,728
7.63%, 03/01/26
(b)
................. EUR 3,181 3,497,781
4.00%, 08/01/28
(c)
................. USD 13,488 12,497,171
6.00%, 05/01/29
(c)
................. 43,611 43,031,397
7.00%, 08/15/29
(c)
................. 10,835 11,277,339
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(c)
..................... 156,508 170,728,160
Carnival plc, 1.00%, 10/28/29 .......... EUR 468 394,677
CCM Merger, Inc., 6.38%, 05/01/26
(c)
...... USD 7,077 7,070,437
Cedar Fair LP
5.50%, 05/01/25
(c)
................. 7,995 7,961,871
5.38%, 04/15/27 .................. 31 30,537
6.50%, 10/01/28 .................. 2,917 2,926,938
5.25%, 07/15/29 .................. 1,701 1,612,428
Churchill Downs, Inc.
(c)
5.50%, 04/01/27 .................. 20,818 20,433,660
4.75%, 01/15/28 .................. 25,101 23,895,250
5.75%, 04/01/30 .................. 41,105 39,678,727
6.75%, 05/01/31 .................. 28,888 29,049,368
Cirsa Finance International SARL
(b)
10.38%, 11/30/27 ................. EUR 366 425,809
7.88%, 07/31/28 .................. 494 563,600
(3-mo. EURIBOR + 4.50%), 8.41%,
07/31/28
(a)
.................... 1,116 1,225,067
6.50%, 03/15/29 .................. 587 647,905
Codere New Holdco SA
7.50%, 11/30/27
(b)
................. 558 8,421
7.50%, 11/30/27
(c)
................. 407 3,869
CPUK Finance Ltd.
(b)
4.88%, 08/28/25 .................. GBP 1,750 2,158,659
4.50%, 08/28/27 .................. 620 711,474
Elior Group SA, 3.75%, 07/15/26
(b)
....... EUR 1,622 1,634,034
Fertitta Entertainment LLC
(c)
4.63%, 01/15/29 .................. USD 17,414 15,968,220
6.75%, 01/15/30 .................. 7,122 6,394,931
GLP Capital LP, 3.25%, 01/15/32 ........ 9,512 8,007,466
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/29
(c)
................. 6,595 6,050,140
4.88%, 01/15/30 .................. 8,024 7,693,418
4.00%, 05/01/31
(c)
................. 2,177 1,945,729
3.63%, 02/15/32
(c)
................. 882 759,404
6.13%, 04/01/32
(c)
................. 12,403 12,455,764
Hilton Grand Vacations Borrower Escrow LLC,
6.63%, 01/15/32
(c)
................ 14,019 14,075,595
Hilton Worldwide Finance LLC, 4.88%, 04/01/27 2,120 2,084,245
Inter Media & Communication SpA, 6.75%,
02/09/27
(b)
..................... EUR 2,069 2,181,855
International Game Technology plc, 5.25%,
01/15/29
(c)
..................... USD 969 936,241
IRB Holding Corp., 7.00%, 06/15/25
(c)
..... 2,718 2,718,062
Light & Wonder International, Inc.
(c)
7.00%, 05/15/28 .................. 5,053 5,090,230
7.25%, 11/15/29 .................. 3,781 3,881,450
7.50%, 09/01/31 .................. 12,136 12,620,263

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments
57
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(c)
..................... USD 19,234 $ 20,339,186
Lindblad Expeditions LLC, 6.75%, 02/15/27
(c)
. 16,875 17,005,528
Lottomatica SpA
(b)
9.75%, 09/30/27 .................. EUR 1,035 1,194,679
(3-mo. EURIBOR + 4.13%), 8.07%,
06/01/28
(a)
.................... 1,327 1,444,161
(3-mo. EURIBOR + 4.00%), 7.94%,
12/15/30
(a)
.................... 1,356 1,481,207
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(c)
USD 15,615 14,644,985
Melco Resorts Finance Ltd.
(c)
4.88%, 06/06/25 .................. 10,056 9,804,600
5.63%, 07/17/27 .................. 800 764,750
5.75%, 07/21/28 .................. 3,400 3,215,725
5.38%, 12/04/29 .................. 39,320 35,788,671
Merlin Entertainments Group US Holdings, Inc.,
7.38%, 02/15/31
(c)
................ 23,960 24,140,395
Merlin Entertainments Ltd., 5.75%, 06/15/26
(c)
13,847 13,718,465
MGM China Holdings Ltd.
(c)
5.38%, 05/15/24 .................. 2,700 2,693,250
5.25%, 06/18/25 .................. 1,800 1,774,688
5.88%, 05/15/26 .................. 2,200 2,169,750
4.75%, 02/01/27 .................. 4,121 3,917,237
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(c)
..................... 4,792 4,437,183
Motion Bondco DAC, 6.63%, 11/15/27
(c)
.... 7,580 7,325,286
NCL Corp. Ltd.
(c)
3.63%, 12/15/24 .................. 1,448 1,426,620
5.88%, 03/15/26 .................. 21,038 20,767,679
8.38%, 02/01/28 .................. 9,856 10,411,129
8.13%, 01/15/29 .................. 7,109 7,522,637
7.75%, 02/15/29 .................. 3,713 3,855,119
NCL Finance Ltd., 6.13%, 03/15/28
(c)
...... 7,852 7,753,980
Ontario Gaming GTA LP, 8.00%, 08/01/30
(c)
.. 10,653 10,972,295
Premier Entertainment Sub LLC
(c)
5.63%, 09/01/29 .................. 5,317 4,059,155
5.88%, 09/01/31 .................. 4,871 3,560,998
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(c)
..................... 8,084 8,736,702
Raptor Acquisition Corp., 4.88%, 11/01/26
(c)
.. 8,076 7,768,426
Royal Caribbean Cruises Ltd.
(c)
4.25%, 07/01/26 .................. 4,604 4,443,061
5.38%, 07/15/27 .................. 7,648 7,540,146
5.50%, 04/01/28 .................. 4,489 4,436,945
8.25%, 01/15/29 .................. 9,137 9,664,205
9.25%, 01/15/29 .................. 10,326 11,075,306
7.25%, 01/15/30 .................. 12,187 12,662,074
6.25%, 03/15/32 .................. 20,498 20,661,164
Scientific Games Holdings LP, 6.63%,
03/01/30
(c)
..................... 10,609 10,256,202
Six Flags Entertainment Corp., 7.25%,
05/15/31
(c)
..................... 59,225 60,001,381
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(c)
3,637 3,642,248
Station Casinos LLC
(c)
4.50%, 02/15/28 .................. 9,401 8,856,071
4.63%, 12/01/31 .................. 19,586 17,603,801
6.63%, 03/15/32 .................. 12,803 12,933,187
Stonegate Pub Co. Financing plc, 8.00%,
07/13/25
(b)
..................... GBP 1,500 1,838,109
TUI AG, 5.88%, 03/15/29
(b)
............ EUR 1,795 1,964,507
TVL Finance plc, 10.25%, 04/28/28
(b)
...... GBP 678 889,283
Viking Cruises Ltd.
(c)
5.88%, 09/15/27 .................. USD 12,325 12,092,242
7.00%, 02/15/29 .................. 1,021 1,025,418
9.13%, 07/15/31 .................. 42,185 46,133,989
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(c)
..................... USD 9,471 $ 9,216,993
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(c)
..................... 3,416 3,175,589
Wynn Macau Ltd.
(c)
5.50%, 01/15/26 .................. 10,758 10,445,265
5.50%, 10/01/27 .................. 2,600 2,486,250
5.63%, 08/26/28 .................. 47,085 44,583,609
5.13%, 12/15/29 .................. 14,173 12,906,288
Wynn Resorts Finance LLC
(c)
5.13%, 10/01/29 .................. 39,731 37,639,191
7.13%, 02/15/31 .................. 34,623 35,831,204
1,430,089,250
Household Durables — 0.6%
Ashton Woods USA LLC
(c)
6.63%, 01/15/28 .................. 1,575 1,581,202
4.63%, 08/01/29 .................. 4,879 4,500,455
4.63%, 04/01/30 .................. 3,541 3,235,301
Beazer Homes USA, Inc., 7.50%, 03/15/31
(c)
. 5,393 5,446,434
Brookfield Residential Properties, Inc.
(c)
5.00%, 06/15/29 .................. 11,781 10,686,895
4.88%, 02/15/30 .................. 11,025 9,888,650
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(c)
13,315 13,192,405
Dream Finders Homes, Inc., 8.25%, 08/15/28
(c)
6,941 7,245,710
Installed Building Products, Inc., 5.75%,
02/01/28
(c)
..................... 4,717 4,590,970
LGI Homes, Inc., 8.75%, 12/15/28
(c)
....... 5,264 5,554,220
Mattamy Group Corp.
(c)
5.25%, 12/15/27 .................. 6,726 6,521,219
4.63%, 03/01/30 .................. 6,067 5,504,237
New Home Co., Inc. (The)
(c)
8.25%, 10/15/27
(e)
................. 1,109 1,129,437
9.25%, 10/01/29 .................. 13,753 13,821,765
STL Holding Co. LLC, 8.75%, 02/15/29
(c)
.... 7,436 7,631,493
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(c)
. 10,304 7,620,342
Taylor Morrison Communities, Inc., 5.13%,
08/01/30
(c)
..................... 4,190 4,001,324
Tempur Sealy International, Inc.
(c)
4.00%, 04/15/29 .................. 6,690 6,071,243
3.88%, 10/15/31 .................. 653 554,531
TRI Pointe Homes, Inc.
5.25%, 06/01/27 .................. 3,958 3,865,841
5.70%, 06/15/28 .................. 3,737 3,679,558
126,323,232
Household Products — 0.1%
Central Garden & Pet Co.
5.13%, 02/01/28 .................. 3,050 2,956,958
4.13%, 10/15/30 .................. 3,371 3,024,117
4.13%, 04/30/31
(c)
................. 9,077 8,000,652
Spectrum Brands, Inc.
(c)
5.00%, 10/01/29 .................. 3,830 3,753,574
3.88%, 03/15/31 .................. 9,805 9,444,824
27,180,125
Independent Power and Renewable Electricity Producers — 0.4%
Calpine Corp.
(c)
5.25%, 06/01/26 .................. 197 194,961
5.13%, 03/15/28 .................. 23,391 22,449,360
4.63%, 02/01/29 .................. 629 582,150
5.00%, 02/01/31 .................. 8,356 7,664,937
Clearway Energy Operating LLC
(c)
4.75%, 03/15/28 .................. 6,023 5,725,120
3.75%, 01/15/32 .................. 21,669 18,216,760
NextEra Energy Partners LP
(c)(m)
0.00%, 11/15/25
(n)
................. 11,855 10,521,313

2024
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield Bond Portfolio
58
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
2.50%, 06/15/26 .................. USD 11,855 $ 10,668,981
Talen Energy Supply LLC, 8.63%, 06/01/30
(c)
. 6,946 7,427,731
TransAlta Corp., 7.75%, 11/15/29 ........ 4,685 4,870,006
88,321,319
Industrial Conglomerates — 1.1%
EMRLD Borrower LP
6.38%, 12/15/30
(b)
................. EUR 2,158 2,444,100
6.38%, 12/15/30
(c)
................. 9,160 10,374,403
6.63%, 12/15/30
(c)
................. USD 174,989 176,667,670
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29
(c)
..................... 47,892 49,525,979
239,012,152
Insurance — 6.8%
Alliant Holdings Intermediate LLC
(c)
4.25%, 10/15/27 .................. 63,496 59,778,913
6.75%, 10/15/27 .................. 121,101 119,311,575
6.75%, 04/15/28 .................. 29,975 30,186,564
5.88%, 11/01/29 .................. 67,999 63,170,282
7.00%, 01/15/31 .................. 62,858 63,487,774
AmWINS Group, Inc.
(c)
6.38%, 02/15/29 .................. 8,428 8,473,494
4.88%, 06/30/29 .................. 8,311 7,757,344
Ardonagh Finco Ltd.
6.88%, 02/15/31
(b)
................. EUR 2,763 2,936,149
7.75%, 02/15/31
(c)
................. USD 42,477 42,285,259
Ardonagh Group Finance Ltd., 8.88%,
02/15/32
(c)
..................... 37,992 37,510,356
AssuredPartners, Inc., 7.50%, 02/15/32
(c)
... 23,348 22,943,036
AXA SA, (5-Year EURIBOR ICE Swap Rate +
3.84%), 6.38%
(a)(b)(k)
............... EUR 1,575 1,764,896
BUPA Finance plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 3.17%),
4.00%
(a)(b)(k)
.................... GBP 700 644,959
FWD Group Holdings Ltd., 8.40%, 04/05/29
(c)
. USD 38,370 39,712,950
Galaxy Bidco Ltd., 6.50%, 07/31/26
(b)
...... GBP 2,333 2,899,308
Howden UK Refinance plc
(c)
7.25%, 02/15/31 .................. USD 104,045 104,437,960
8.13%, 02/15/32 .................. 51,830 52,269,881
HUB International Ltd.
(c)
7.25%, 06/15/30 .................. 203,949 209,597,776
7.38%, 01/31/32 .................. 252,270 253,968,787
Intesa Sanpaolo Vita SpA, 2.38%, 12/22/30
(b)
. EUR 1,652 1,515,064
Jones Deslauriers Insurance Management,
Inc.
(c)
8.50%, 03/15/30 .................. USD 28,791 30,011,162
10.50%, 12/15/30 ................. 14,765 15,580,471
Liberty Mutual Group, Inc., (5-Year EUR Swap
Annual + 3.70%), 3.63%, 05/23/59
(a)(b)
.... EUR 1,938 2,081,403
NFP Corp.
(c)
4.88%, 08/15/28 .................. USD 29,657 29,724,143
6.88%, 08/15/28 .................. 93,245 94,435,086
7.50%, 10/01/30 .................. 6,621 6,975,263
8.50%, 10/01/31 .................. 11,078 12,191,982
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(c)
174,782 177,702,607
Ryan Specialty LLC, 4.38%, 02/01/30
(c)
.... 7,803 7,292,899
USI, Inc., 7.50%, 01/15/32
(c)
........... 27,945 27,996,475
1,528,643,818
IT Services — 1.0%
Acuris Finance US, Inc., 5.00%, 05/01/28
(c)
.. 28,072 25,507,370
Atos SE
(b)
0.00%, 11/06/24
(m)(n)
............... EUR 800 129,494
1.75%, 05/07/25 .................. 800 131,534
2.50%, 11/07/28 .................. 400 63,436
Security
Par (000)
Par (000) Value
IT Services (continued)
Banff Merger Sub, Inc., 8.38%, 09/01/26
(b)
... EUR 1,355 $ 1,452,176
Boost Newco Borrower LLC, 7.50%, 01/15/31
(c)
USD 69,797 73,064,407
CA Magnum Holdings, 5.38%, 10/31/26
(c)
... 29,633 28,447,680
Cablevision Lightpath LLC
(c)
3.88%, 09/15/27 .................. 14,342 12,877,497
5.63%, 09/15/28 .................. 6,738 5,622,981
Central Parent LLC, 8.00%, 06/15/29
(c)
..... 22,366 23,185,401
Engineering - Ingegneria Informatica - SpA
11.13%, 05/15/28
(b)
................ EUR 2,676 3,103,528
Global Switch Finance BV, 1.38%, 10/07/30
(b)
. 2,080 2,069,056
Newfold Digital Holdings Group, Inc., 11.75%,
10/15/28
(c)
..................... USD 7,730 8,367,068
Northwest Fiber LLC, 4.75%, 04/30/27
(c)
.... 10,004 10,229,910
Presidio Holdings, Inc., 4.88%, 02/01/27
(c)
... 2,724 2,642,092
Twilio, Inc.
3.63%, 03/15/29 .................. 6,443 5,794,984
3.88%, 03/15/31 .................. 16,940 14,788,447
United Group BV, 4.00%, 11/15/27
(b)
...... EUR 597 613,029
218,090,090
Leisure Products — 0.1%
Acushnet Co., 7.38%, 10/15/28
(c)
........ USD 5,192 5,380,329
Amer Sports Co., 6.75%, 02/16/31
(c)
...... 18,034 17,895,409
Mattel, Inc., 6.20%, 10/01/40 ........... 7,163 7,153,816
30,429,554
Life Sciences Tools & Services — 0.4%
(c)
Charles River Laboratories International, Inc.
4.25%, 05/01/28 .................. 3,493 3,294,380
4.00%, 03/15/31 .................. 3,131 2,797,691
Fortrea Holdings, Inc., 7.50%, 07/01/30 .... 10,595 10,937,049
Star Parent, Inc., 9.00%, 10/01/30 ........ 62,464 66,106,026
83,135,146
Machinery — 1.5%
Amsted Industries, Inc., 5.63%, 07/01/27
(c)
.. 9,018 8,882,569
ATS Corp., 4.13%, 12/15/28
(c)
.......... 4,992 4,575,660
Boels Topholding BV, 6.25%, 02/15/29
(b)
.... EUR 1,589 1,765,721
Chart Industries, Inc.
(c)
7.50%, 01/01/30 .................. USD 38,652 40,138,015
9.50%, 01/01/31 .................. 5,319 5,792,268
Enpro, Inc., 5.75%, 10/15/26 ........... 4,622 4,606,871
Esab Corp., 6.25%, 04/15/29
(c)
.......... 16,265 16,341,169
GrafTech Global Enterprises, Inc., 9.88%,
12/15/28
(c)
..................... 8,471 6,288,002
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(c)(j)
.......... 17,785 17,814,932
IMA Industria Macchine Automatiche SpA
(b)
3.75%, 01/15/28 .................. EUR 303 308,684
(3-mo. EURIBOR at 4.00% Floor + 4.00%),
7.94%, 01/15/28
(a)
............... 587 634,582
Loxam SAS
(b)
6.38%, 05/15/28 .................. 1,768 1,980,766
6.38%, 05/31/29 .................. 1,403 1,573,097
Madison IAQ LLC
(c)
4.13%, 06/30/28 .................. USD 8,489 7,851,471
5.88%, 06/30/29 .................. 20,582 18,830,056
Mueller Water Products, Inc., 4.00%, 06/15/29
(c)
2,374 2,153,293
Novafives SAS, 5.00%, 06/15/25
(b)
....... EUR 952 1,016,795
OT Merger Corp., 7.88%, 10/15/29
(c)
...... USD 7,687 5,488,975
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(c)
..................... 6,964 6,376,373
Terex Corp., 5.00%, 05/15/29
(c)
......... 18,945 17,885,741
Titan Acquisition Ltd., 7.75%, 04/15/26
(c)
.... 31,570 31,532,432
Titan International, Inc., 7.00%, 04/30/28 ... 1,736 1,713,030
TK Elevator Holdco GmbH
6.63%, 07/15/28
(b)
................. EUR 8,231 8,591,831

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments
59
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
7.63%, 07/15/28
(c)
................. USD 19,733 $ 19,346,847
TK Elevator Midco GmbH
4.38%, 07/15/27
(b)
................. EUR 13,573 14,076,099
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(c)
USD 78,245 75,591,689
Wabash National Corp., 4.50%, 10/15/28
(c)
.. 10,665 9,780,202
330,937,170
Marine Transportation — 0.0%
Danaos Corp., 8.50%, 03/01/28
(c)
........ 2,342 2,390,013
Media — 4.6%
Adelphia Communications Corp., Escrow,
Series B, 10.50%, 07/15/04
(d)(f)(l)
........ 800 —
Altice Financing SA
2.25%, 01/15/25
(b)
................. EUR 354 363,199
3.00%, 01/15/28
(b)
................. 279 245,308
5.00%, 01/15/28
(c)
................. USD 2,102 1,730,039
4.25%, 08/15/29
(b)
................. EUR 2,742 2,399,171
5.75%, 08/15/29
(c)
................. USD 50,052 40,103,735
Banijay Entertainment SASU
7.00%, 05/01/29
(b)
................. EUR 1,661 1,879,418
8.13%, 05/01/29
(c)
................. USD 4,483 4,623,721
Cable One, Inc.
0.00%, 03/15/26
(m)(n)
............... 5,319 4,632,849
1.13%, 03/15/28
(m)
................ 16,595 12,456,207
4.00%, 11/15/30
(c)
................. 19,500 15,218,323
Century Communications Corp. Escrow, 0.00%,
03/15/13
(d)(f)(l)
................... 625 —
Clear Channel Outdoor Holdings, Inc.
(c)
5.13%, 08/15/27 .................. 16,134 15,208,478
7.75%, 04/15/28 .................. 11,557 10,121,621
9.00%, 09/15/28 .................. 67,114 69,906,949
7.50%, 06/01/29 .................. 35,475 29,339,290
7.88%, 04/01/30 .................. 48,631 48,346,788
CMG Media Corp., 8.88%, 12/15/27
(c)
..... 13,409 8,886,282
CSC Holdings LLC
(c)
5.50%, 04/15/27 .................. 23,162 20,723,354
5.38%, 02/01/28 .................. 800 688,098
11.25%, 05/15/28 ................. 103,513 102,575,482
11.75%, 01/31/29 ................. 69,668 69,776,658
4.13%, 12/01/30 .................. 16,771 11,992,105
4.50%, 11/15/31 .................. 10,361 7,335,245
DirecTV Financing LLC
(c)
5.88%, 08/15/27 .................. 39,807 37,658,863
8.88%, 02/01/30 .................. 9,290 9,267,564
DISH DBS Corp.
(c)
5.25%, 12/01/26 .................. 32,879 25,889,207
5.75%, 12/01/28 .................. 2,447 1,681,713
DISH Network Corp., 11.75%, 11/15/27
(c)
... 63,500 64,829,119
Eutelsat SA
(b)
1.50%, 10/13/28 .................. EUR 2,100 1,686,502
9.75%, 04/13/29 .................. 891 975,674
GCI LLC, 4.75%, 10/15/28
(c)
........... USD 4,436 4,067,393
Gray Television, Inc.
(c)
5.88%, 07/15/26 .................. 15,088 14,693,985
7.00%, 05/15/27 .................. 21,246 19,759,449
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ...................... 6,621 5,510,409
Lamar Media Corp., 4.00%, 02/15/30 ...... 3,436 3,122,805
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(c)
..................... 27,864 26,150,879
Midcontinent Communications, 5.38%,
08/15/27
(c)
..................... 5,978 5,674,061
Nexstar Media, Inc., 5.63%, 07/15/27
(c)
..... 4,686 4,495,373
Outfront Media Capital LLC
(c)
5.00%, 08/15/27 .................. 21,754 20,937,361
Security
Par (000)
Par (000) Value
Media (continued)
4.25%, 01/15/29 .................. USD 24,266 $ 21,984,470
4.63%, 03/15/30 .................. 6,275 5,627,608
7.38%, 02/15/31 .................. 17,581 18,414,761
Pinewood Finco plc, 6.00%, 03/27/30
(b)
..... GBP 2,874 3,627,419
Radiate Holdco LLC
(c)
4.50%, 09/15/26 .................. USD 7,933 6,307,948
6.50%, 09/15/28 .................. 28,017 13,362,327
SES SA, (5-Year EUR Swap Annual + 3.19%),
2.88%
(a)(b)(k)
.................... EUR 1,464 1,492,567
Sirius XM Radio, Inc.
(c)
3.13%, 09/01/26 .................. USD 24,175 22,645,315
5.00%, 08/01/27 .................. 44,964 43,259,082
4.00%, 07/15/28 .................. 5,559 5,085,768
Stagwell Global LLC, 5.63%, 08/15/29
(c)
.... 1,543 1,401,209
Summer BC Holdco B SARL, 5.75%, 10/31/26
(b)
EUR 1,957 2,069,083
Summer BidCo BV
10.00%, 02/15/29
(b)
................ 866 945,957
Sunrise FinCo. I BV, 4.88%, 07/15/31
(c)
..... USD 16,905 15,087,337
TEGNA, Inc., 4.75%, 03/15/26
(c)
......... 2,499 2,450,023
Tele Columbus AG, 10.00%, 03/19/29
(b)
.... EUR 4,307 2,992,332
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(c)
................ USD 5,200 4,884,006
United Group BV
(b)
3.13%, 02/15/26 .................. EUR 805 831,912
6.75%, 02/15/31 .................. 787 868,621
(3-mo. EURIBOR + 4.25%), 8.13%,
02/15/31
(a)
.................... 1,278 1,378,770
Univision Communications, Inc.
(c)
6.63%, 06/01/27 .................. USD 26,526 25,943,354
8.00%, 08/15/28 .................. 60,381 61,513,808
7.38%, 06/30/30 .................. 7,874 7,786,136
Videotron Ltd., 3.63%, 06/15/29
(c)
........ 5,112 4,620,668
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(b)
................ GBP 1,638 1,850,449
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(c)
................ USD 20,420 18,734,960
VZ Secured Financing BV, 3.50%, 01/15/32
(b)
. EUR 1,737 1,641,288
VZ Vendor Financing II BV, 2.88%, 01/15/29
(b)
857 797,453
Ziggo Bond Co. BV
(c)
6.00%, 01/15/27 .................. USD 5,155 5,080,620
5.13%, 02/28/30 .................. 3,386 2,899,777
Ziggo BV
2.88%, 01/15/30
(b)
................. EUR 1,250 1,189,378
4.88%, 01/15/30
(c)
................. USD 2,105 1,889,734
1,033,616,817
Metals & Mining — 2.4%
Arsenal AIC Parent LLC
(c)
8.00%, 10/01/30 .................. 11,910 12,504,130
11.50%, 10/01/31 ................. 51,606 57,476,891
ATI, Inc.
5.88%, 12/01/27 .................. 9,526 9,379,747
4.88%, 10/01/29 .................. 7,847 7,384,001
7.25%, 08/15/30 .................. 28,255 29,205,018
5.13%, 10/01/31 .................. 18,354 17,003,487
Big River Steel LLC, 6.63%, 01/31/29
(c)
.... 70,786 71,184,100
Carpenter Technology Corp.
6.38%, 07/15/28 .................. 1,943 1,939,725
7.63%, 03/15/30 .................. 23,590 24,336,624
Constellium SE
4.25%, 02/15/26
(b)
................. EUR 5,607 6,025,097
5.63%, 06/15/28
(c)
................. USD 17,260 16,779,554
3.75%, 04/15/29
(c)
................. 43,740 39,352,777
ERO Copper Corp., 6.50%, 02/15/30
(c)
..... 12,376 11,741,730
First Quantum Minerals Ltd., 9.38%, 03/01/29
(c)
39,241 40,707,829

2024
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield Bond Portfolio
60
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Kaiser Aluminum Corp.
(c)
4.63%, 03/01/28 .................. USD 10,805 $ 10,138,249
4.50%, 06/01/31 .................. 39,466 34,916,743
Mineral Resources Ltd., 9.25%, 10/01/28
(c)
.. 1,710 1,800,971
New Gold, Inc., 7.50%, 07/15/27
(c)
....... 30,930 30,999,902
Novelis Corp.
(c)
3.25%, 11/15/26 .................. 53,578 49,922,914
4.75%, 01/30/30 .................. 35,783 33,014,208
3.88%, 08/15/31 .................. 28,489 24,472,214
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29
(b)
EUR 13,100 13,286,372
543,572,283
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
(c)
Ladder Capital Finance Holdings LLLP
5.25%, 10/01/25 .................. USD 2,449 2,405,434
4.25%, 02/01/27 .................. 2,906 2,718,806
4.75%, 06/15/29 .................. 2,098 1,907,142
Starwood Property Trust, Inc.
3.75%, 12/31/24 .................. 5,000 4,902,994
4.38%, 01/15/27 .................. 2,356 2,216,173
7.25%, 04/01/29 .................. 10,509 10,592,641
24,743,190
Oil, Gas & Consumable Fuels — 6.2%
Aethon United BR LP, 8.25%, 02/15/26
(c)
.... 34,293 34,688,707
Antero Midstream Partners LP
(c)
5.75%, 03/01/27 .................. 4,237 4,183,948
5.38%, 06/15/29 .................. 10,538 10,133,973
6.63%, 02/01/32 .................. 17,601 17,677,842
Apache Corp., 5.35%, 07/01/49 ......... 5,323 4,499,537
Ascent Resources Utica Holdings LLC
9.00%, 11/01/27
(c)
................. 26,144 32,903,531
9.00%, 11/01/27
(b)
................. 215 270,588
8.25%, 12/31/28
(c)
................. 38,612 39,665,490
5.88%, 06/30/29
(c)
................. 5,165 4,924,469
Baytex Energy Corp., 8.50%, 04/30/30
(c)
.... 11,632 12,145,997
Buckeye Partners LP
4.13%, 03/01/25
(c)
................. 361 352,717
5.85%, 11/15/43 .................. 4,622 3,937,848
5.60%, 10/15/44 .................. 5,428 4,338,184
Callon Petroleum Co.
6.38%, 07/01/26 .................. 4,543 4,591,292
8.00%, 08/01/28
(c)
................. 5,961 6,228,881
7.50%, 06/15/30
(c)
................. 24,457 25,863,278
Chesapeake Energy Corp., 6.75%, 04/15/29
(c)
10,631 10,744,901
CITGO Petroleum Corp.
(c)
7.00%, 06/15/25 .................. 12,750 12,734,102
6.38%, 06/15/26 .................. 16,872 16,922,329
8.38%, 01/15/29 .................. 30,613 32,163,273
Civitas Resources, Inc.
(c)
8.38%, 07/01/28 .................. 33,060 34,802,659
8.63%, 11/01/30 .................. 15,630 16,783,134
8.75%, 07/01/31 .................. 43,819 46,888,959
CNX Midstream Partners LP, 4.75%, 04/15/30
(c)
6,060 5,401,094
CNX Resources Corp., 7.38%, 01/15/31
(c)
... 5,764 5,870,234
Comstock Resources, Inc.
(c)
6.75%, 03/01/29 .................. 22,694 21,641,967
5.88%, 01/15/30 .................. 37,421 33,888,768
CQP Holdco LP, 5.50%, 06/15/31
(c)
....... 57,763 54,592,747
Crescent Energy Finance LLC
(c)
9.25%, 02/15/28 .................. 42,027 44,375,721
7.63%, 04/01/32 .................. 36,964 37,248,820
Cullinan Holdco Scsp, 4.63%, 10/15/26
(b)
... EUR 1,342 1,291,812
Diamond Foreign Asset Co., 8.50%, 10/01/30
(c)
USD 12,295 12,976,241
DT Midstream, Inc.
(c)
4.13%, 06/15/29 .................. 13,216 12,149,892
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.38%, 06/15/31 .................. USD 13,138 $ 11,898,087
Enbridge, Inc., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.43%),
8.50%, 01/15/84
(a)
................ 11,795 12,815,680
Energy Transfer LP
(a)
Series B, (3-mo. LIBOR USD + 4.16%),
6.63%
(k)
...................... 7,217 6,739,972
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.02%), 8.00%,
05/15/54 ..................... 33,474 35,109,908
EnLink Midstream LLC
5.63%, 01/15/28
(c)
................. 17,856 17,685,954
5.38%, 06/01/29 .................. 9,630 9,454,381
6.50%, 09/01/30
(c)
................. 7,373 7,585,534
EnLink Midstream Partners LP, 5.60%, 04/01/44 8,830 7,861,783
EnQuest plc, 11.63%, 11/01/27
(c)
........ 718 717,904
EQM Midstream Partners LP
4.13%, 12/01/26 .................. 1,043 1,002,930
4.50%, 01/15/29
(c)
................. 1,431 1,341,766
6.38%, 04/01/29
(c)
................. 21,041 21,195,537
7.50%, 06/01/30
(c)
................. 4,802 5,133,074
4.75%, 01/15/31
(c)
................. 10,271 9,551,572
FTAI Infra Escrow Holdings LLC, 10.50%,
06/01/27
(c)
..................... 8,178 8,520,822
Genesis Energy LP
8.00%, 01/15/27 .................. 922 932,721
7.75%, 02/01/28 .................. 7,932 7,972,826
8.25%, 01/15/29 .................. 20,112 20,646,899
8.88%, 04/15/30 .................. 7,132 7,465,435
Harbour Energy plc, 5.50%, 10/15/26
(c)
..... 5,192 5,068,610
Harvest Midstream I LP, 7.50%, 09/01/28
(c)
.. 1,866 1,891,995
Hess Midstream Operations LP, 4.25%,
02/15/30
(c)
..................... 9,054 8,319,788
Hilcorp Energy I LP
(c)
6.25%, 11/01/28 .................. 6,691 6,683,693
5.75%, 02/01/29 .................. 14,963 14,574,519
6.00%, 04/15/30 .................. 1,223 1,197,449
8.38%, 11/01/33 .................. 40,526 43,938,087
ITT Holdings LLC, 6.50%, 08/01/29
(c)
...... 19,902 18,162,553
Kinetik Holdings LP
(c)
6.63%, 12/15/28 .................. 5,538 5,636,321
5.88%, 06/15/30 .................. 7,574 7,408,328
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(c)
..................... 1,879 1,848,354
Matador Resources Co.
5.88%, 09/15/26 .................. 8,626 8,626,923
6.88%, 04/15/28
(c)
................. 18,452 18,877,780
6.50%, 04/15/32
(c)
................. 18,594 18,616,551
Murphy Oil Corp., 5.88%, 12/01/42
(e)
...... 1,714 1,537,930
Neptune Energy Bondco plc, 6.63%, 05/15/25
(c)
4,626 4,625,949
New Fortress Energy, Inc.
(c)
6.75%, 09/15/25 .................. 6,841 6,794,370
8.75%, 03/15/29 .................. 49,611 49,421,874
Northern Oil & Gas, Inc.
(c)
8.13%, 03/01/28 .................. 61,680 62,604,522
8.75%, 06/15/31 .................. 15,367 16,226,968
PBF Holding Co. LLC, 7.88%, 09/15/30
(c)
... 9,325 9,672,524
Prairie Acquiror LP, 9.00%, 08/01/29
(c)
..... 11,743 12,088,726
Repsol International Finance BV
(a)(b)(k)
(5-Year EUR Swap Annual + 4.00%), 3.75% EUR 150 158,610
(5-Year EUR Swap Annual + 4.41%), 4.25% 2,310 2,448,531
Rockcliff Energy II LLC, 5.50%, 10/15/29
(c)
.. USD 13,243 12,393,071
Rockies Express Pipeline LLC
(c)
3.60%, 05/15/25 .................. 2,000 1,952,290
4.95%, 07/15/29 .................. 2,239 2,092,542

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments
61
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Sitio Royalties Operating Partnership LP,
7.88%, 11/01/28
(c)
................ USD 21,837 $ 22,586,031
SM Energy Co.
6.75%, 09/15/26 .................. 4,975 4,979,975
6.50%, 07/15/28 .................. 4,816 4,836,637
Southwestern Energy Co.
5.38%, 02/01/29 .................. 18,066 17,546,314
4.75%, 02/01/32 .................. 40 36,822
Sunoco LP, 7.00%, 09/15/28
(c)
.......... 1,824 1,863,668
Tallgrass Energy Partners LP
(c)
6.00%, 03/01/27 .................. 2,844 2,799,682
5.50%, 01/15/28 .................. 4,306 4,148,754
7.38%, 02/15/29 .................. 28,515 28,685,444
6.00%, 12/31/30 .................. 849 806,494
6.00%, 09/01/31 .................. 6,147 5,736,692
Talos Production, Inc.
(c)
9.00%, 02/01/29 .................. 11,492 12,204,136
9.38%, 02/01/31 .................. 9,596 10,229,893
Var Energi ASA, (5-Year EURIBOR ICE Swap
Rate + 4.77%), 7.86%, 11/15/83
(a)(b)
..... EUR 1,244 1,442,794
Venture Global Calcasieu Pass LLC
(c)
3.88%, 08/15/29 .................. USD 38,947 35,058,029
4.13%, 08/15/31 .................. 1,360 1,209,311
3.88%, 11/01/33 .................. 32,443 27,563,661
Vermilion Energy, Inc., 6.88%, 05/01/30
(c)
... 7,400 7,225,348
Vital Energy, Inc.
9.75%, 10/15/30 .................. 19,552 21,381,050
7.88%, 04/15/32
(c)
................. 30,577 31,062,191
Western Midstream Operating LP, 5.25%,
02/01/50
(e)
..................... 8,981 8,033,727
1,392,821,231
Paper & Forest Products — 0.0%
Ahlstrom Holding 3 Oy
3.63%, 02/04/28
(b)
................. EUR 1,145 1,158,078
4.88%, 02/04/28
(c)
................. USD 2,177 1,991,955
Fiber Bidco SpA, (3-mo. EURIBOR + 4.00%),
7.89%, 01/15/30
(a)(b)
............... EUR 829 897,785
ProGroup AG
(b)
5.13%, 04/15/29 .................. 984 1,061,941
5.38%, 04/15/31 .................. 1,265 1,361,415
WEPA Hygieneprodukte GmbH, 5.63%,
01/15/31
(b)
..................... 922 1,002,914
7,474,088
Passenger Airlines — 0.6%
Air Canada, 3.88%, 08/15/26
(c)
.......... USD 14,161 13,515,553
American Airlines, Inc.
(c)
5.50%, 04/20/26 .................. 905 898,640
5.75%, 04/20/29 .................. 31,380 30,845,443
8.50%, 05/15/29 .................. 28,800 30,425,962
International Consolidated Airlines Group SA,
3.75%, 03/25/29
(b)
................ EUR 800 849,740
United Airlines, Inc.
(c)
4.38%, 04/15/26 .................. USD 19,304 18,661,916
4.63%, 04/15/29 .................. 34,506 32,090,584
VistaJet Malta Finance plc
(c)
7.88%, 05/01/27 .................. 7,389 6,246,839
6.38%, 02/01/30 .................. 6,803 5,014,649
138,549,326
Personal Care Products — 0.1%
(c)
Coty, Inc.
4.75%, 01/15/29 .................. 1,042 986,054
6.63%, 07/15/30 .................. 13,336 13,542,588
Prestige Brands, Inc., 3.75%, 04/01/31 ..... 3,457 3,009,829
17,538,471
Security
Par (000)
Par (000) Value
Pharmaceuticals — 0.9%
1375209 BC Ltd., 9.00%, 01/30/28
(c)
...... USD 15,861 $ 15,543,823
Bayer AG
(a)(b)
(5-Year EUR Swap Annual + 3.75%),
4.50%, 03/25/82 ................ EUR 2,700 2,723,557
Series NC5, (5-Year EUR Swap Annual +
3.43%), 6.63%, 09/25/83 .......... 800 856,719
(5-Year EUR Swap Annual + 3.90%),
7.00%, 09/25/83 ................ 1,200 1,302,798
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27
(c)
................. USD 21,493 21,164,585
2.38%, 03/01/28
(b)
................. EUR 1,284 1,314,094
3.13%, 02/15/29
(c)
................. USD 22,632 21,626,664
3.50%, 04/01/30
(c)
................. 16,673 15,879,527
Cheplapharm Arzneimittel GmbH
5.50%, 01/15/28
(c)
................. 10,148 9,669,742
7.50%, 05/15/30
(b)
................. EUR 1,947 2,216,050
Gruenenthal GmbH, 6.75%, 05/15/30
(b)
..... 1,420 1,619,501
Jazz Securities DAC, 4.38%, 01/15/29
(c)
.... USD 10,381 9,670,293
Organon & Co.
2.88%, 04/30/28
(b)
................. EUR 1,521 1,525,810
4.13%, 04/30/28
(c)
................. USD 16,929 15,775,991
5.13%, 04/30/31
(c)
................. 3,761 3,343,933
Rossini SARL, 6.75%, 10/30/25
(b)
........ EUR 300 323,655
Teva Pharmaceutical Finance Netherlands II BV
3.75%, 05/09/27 .................. 551 574,711
7.38%, 09/15/29 .................. 2,834 3,383,233
4.38%, 05/09/30 .................. 1,652 1,715,426
7.88%, 09/15/31 .................. 748 934,079
Teva Pharmaceutical Finance Netherlands III
BV
7.13%, 01/31/25 .................. USD 1,245 1,250,447
3.15%, 10/01/26 .................. 37,443 34,903,241
4.75%, 05/09/27 .................. 7,159 6,885,383
7.88%, 09/15/29 .................. 13,641 14,603,509
8.13%, 09/15/31 .................. 10,330 11,275,092
200,081,863
Professional Services — 0.5%
AMN Healthcare, Inc., 4.00%, 04/15/29
(c)
... 5,115 4,593,676
CoreLogic, Inc., 4.50%, 05/01/28
(c)
....... 57,820 51,845,037
Dun & Bradstreet Corp. (The), 5.00%,
12/15/29
(c)
..................... 28,275 26,099,572
KBR, Inc., 4.75%, 09/30/28
(c)
........... 19,277 17,726,268
La Financiere Atalian SASU, 8.50%, 06/30/28
(d)
EUR 1,878 1,285,978
Science Applications International Corp.,
4.88%, 04/01/28
(c)
................ USD 6,205 5,924,989
107,475,520
Real Estate Management & Development — 0.4%
Adler Financing SARL, 12.50%, (12.50% Cash
or 12.50% PIK), 06/30/25
(b)(j)
.......... EUR 1,224 1,378,835
ADLER Group SA, 21.00%, (21.00% Cash or
21.00% PIK), 07/31/25
(b)(j)
........... 1,100 1,067,583
Anywhere Real Estate Group LLC, 7.00%,
04/15/30
(c)
..................... USD 29,080 25,893,733
Aroundtown SA
(b)
(5-Year GBP Swap + 4.38%), 4.75%
(a)(k)
.. GBP 2,736 2,058,478
0.00%, 07/16/26 .................. EUR 500 476,032
0.38%, 04/15/27 .................. 1,000 902,595
ATF Netherlands BV, (5-Year EUR Swap Annual
+ 4.38%), 7.08%
(a)(b)(k)
.............. 1,500 1,016,193
BRANICKS Group AG, 2.25%, 09/22/26
(b)
... 1,100 377,500
Cushman & Wakefield US Borrower LLC
(c)
6.75%, 05/15/28 .................. USD 14,203 14,025,225
8.88%, 09/01/31 .................. 16,760 17,711,331
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%, 10/15/24
(b)
................ EUR 2,000 1,391,716

2024
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield Bond Portfolio
62
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Fastighets AB Balder, 1.13%, 01/29/27
(b)
.... EUR 549 $ 530,343
Heimstaden Bostad AB
(b)
1.13%, 01/21/26 .................. 300 291,180
(5-Year EUR Swap Annual + 3.15%),
2.63%
(a)(k)
..................... 5,725 3,699,599
Heimstaden Bostad Treasury BV
(b)
0.63%, 07/24/25 .................. 305 302,758
1.38%, 03/03/27 .................. 250 228,927
1.00%, 04/13/28 .................. 574 485,163
Howard Hughes Corp. (The)
(c)
5.38%, 08/01/28 .................. USD 431 413,405
4.13%, 02/01/29 .................. 6,258 5,624,424
4.38%, 02/01/31 .................. 7,175 6,230,521
SBB Treasury OYJ
(b)
0.75%, 12/14/28 .................. EUR 2,330 1,471,857
1.13%, 11/26/29 .................. 1,330 813,331
86,390,729
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(c)
..................... USD 6,150 5,613,430
Semiconductors & Semiconductor Equipment — 0.4%
ams-OSRAM AG
(b)
0.00%, 03/05/25
(m)(n)
............... EUR 1,200 1,190,694
2.13%, 11/03/27
(m)
................. 900 701,037
10.50%, 03/30/29 ................. 1,571 1,676,230
Entegris, Inc.
(c)
4.38%, 04/15/28 .................. USD 2,158 2,028,238
4.75%, 04/15/29 .................. 86,623 83,015,663
5.95%, 06/15/30 .................. 404 399,216
Synaptics, Inc., 4.00%, 06/15/29
(c)
........ 6,441 5,796,859
94,807,937
Software — 4.1%
ACI Worldwide, Inc., 5.75%, 08/15/26
(c)
.... 1,803 1,772,743
Boxer Parent Co., Inc.
6.50%, 10/02/25
(b)
................. EUR 3,098 3,338,534
7.13%, 10/02/25
(c)
................. USD 5,098 5,102,553
9.13%, 03/01/26
(c)
................. 46,832 46,814,625
Camelot Finance SA, 4.50%, 11/01/26
(c)
.... 13,662 13,144,982
Capstone Borrower, Inc., 8.00%, 06/15/30
(c)
.. 17,166 17,812,248
Central Parent, Inc., 7.25%, 06/15/29
(c)
..... 37,900 38,688,568
Clarivate Science Holdings Corp.
(c)
3.88%, 07/01/28 .................. 72,485 67,062,578
4.88%, 07/01/29 .................. 48,494 44,863,303
Cloud Software Group, Inc.
(c)
6.50%, 03/31/29 .................. 186,982 177,438,719
9.00%, 09/30/29 .................. 88,224 84,617,156
Elastic NV, 4.13%, 07/15/29
(c)
.......... 20,109 18,096,182
Fair Isaac Corp., 4.00%, 06/15/28
(c)
....... 16,568 15,475,423
Helios Software Holdings, Inc., 4.63%,
05/01/28
(c)
..................... 208 186,633
McAfee Corp., 7.38%, 02/15/30
(c)
........ 32,459 29,766,412
MicroStrategy, Inc., 6.13%, 06/15/28
(c)
..... 25,309 24,416,329
Open Text Corp., 6.90%, 12/01/27
(c)
....... 18,441 19,067,810
PTC, Inc.
(c)
3.63%, 02/15/25 .................. 734 718,673
4.00%, 02/15/28 .................. 725 677,562
Sabre GLBL, Inc.
(c)
8.63%, 06/01/27 .................. 19,809 17,382,836
11.25%, 12/15/27 ................. 1,580 1,482,843
SS&C Technologies, Inc., 5.50%, 09/30/27
(c)
. 54,577 53,363,074
UKG, Inc., 6.88%, 02/01/31
(c)
........... 182,787 186,210,052
Veritas US, Inc., 7.50%, 09/01/25
(c)
....... 7,753 7,108,437
Security
Par (000)
Par (000) Value
Software (continued)
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(c)
USD 40,942 $ 36,854,920
911,463,195
Specialized REITs — 0.5%
Iron Mountain, Inc.
(c)
7.00%, 02/15/29 .................. 43,395 44,221,958
5.63%, 07/15/32 .................. 2,216 2,093,199
SBA Communications Corp.
3.88%, 02/15/27 .................. 39,936 37,982,662
3.13%, 02/01/29 .................. 40,017 35,315,227
119,613,046
Specialty Retail — 1.1%
Arko Corp., 5.13%, 11/15/29
(c)
.......... 2,934 2,428,392
Asbury Automotive Group, Inc.
4.50%, 03/01/28 .................. 2,114 2,012,709
4.75%, 03/01/30 .................. 412 379,439
5.00%, 02/15/32
(c)
................. 3,764 3,410,341
Carvana Co.
(c)(j)
12.00%, (12.00 % Cash or 12.00% PIK),
12/01/28 ..................... 8,718 8,169,407
13.00%, (13.00% Cash or 13.00% PIK),
06/01/30 ..................... 8,678 8,080,687
14.00%, (14.00% Cash or 14.00% PIK),
06/01/31 ..................... 13,168 12,610,381
Constellation Automotive Financing plc, 4.88%,
07/15/27
(b)
..................... GBP 943 972,995
eG Global Finance plc, 12.00%, 11/30/28
(c)
.. USD 22,530 23,947,971
Goldstory SAS
(b)
6.75%, 02/01/30 .................. EUR 1,096 1,206,274
(3-mo. EURIBOR + 4.00%), 7.91%,
02/01/30
(a)
.................... 723 786,443
GYP Holdings III Corp., 4.63%, 05/01/29
(c)
... USD 23,549 21,893,025
Ken Garff Automotive LLC, 4.88%, 09/15/28
(c)
5,880 5,438,360
Penske Automotive Group, Inc., 3.50%,
09/01/25 ...................... 6,848 6,664,447
PetSmart, Inc.
(c)
4.75%, 02/15/28 .................. 2,438 2,282,567
7.75%, 02/15/29 .................. 38,284 37,271,092
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(c)
................ 4,541 4,510,561
White Cap Buyer LLC, 6.88%, 10/15/28
(c)
... 73,200 71,798,081
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(c)(j)
............ 26,486 26,460,245
240,323,417
Technology Hardware, Storage & Peripherals — 0.2%
Seagate HDD Cayman
(c)
8.25%, 12/15/29 .................. 26,838 28,836,465
8.50%, 07/15/31 .................. 25,928 28,019,430
56,855,895
Textiles, Apparel & Luxury Goods — 0.2%
Crocs, Inc.
(c)
4.25%, 03/15/29 .................. 2,513 2,297,441
4.13%, 08/15/31 .................. 3,874 3,356,553
European TopSoho SARL, Series SMCP,
4.00%, 10/14/24
(b)(f)(l)(m)
............. EUR 2,700 1,165,158
Hanesbrands, Inc., 4.88%, 05/15/26
(c)
..... USD 10,450 10,174,394
Kontoor Brands, Inc., 4.13%, 11/15/29
(c)
.... 5,546 4,977,816
Levi Strauss & Co., 3.50%, 03/01/31
(c)
..... 17,527 15,376,355
William Carter Co. (The), 5.63%, 03/15/27
(c)
.. 1,686 1,674,549
39,022,266
Trading Companies & Distributors — 2.0%
(c)
Beacon Roofing Supply, Inc.
4.13%, 05/15/29 .................. 3,270 2,965,921
6.50%, 08/01/30 .................. 16,000 16,235,712

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments
63
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
Fortress Transportation & Infrastructure
Investors LLC
6.50%, 10/01/25 .................. USD 35,890 $ 35,836,237
9.75%, 08/01/27 .................. 27,987 28,978,803
5.50%, 05/01/28 .................. 39,130 37,913,805
7.88%, 12/01/30 .................. 43,655 45,842,639
Foundation Building Materials, Inc., 6.00%,
03/01/29 ...................... 4,138 3,805,234
H&E Equipment Services, Inc., 3.88%, 12/15/28 1,225 1,121,467
Herc Holdings, Inc., 5.50%, 07/15/27 ...... 28,900 28,385,259
Imola Merger Corp., 4.75%, 05/15/29 ...... 12,837 12,036,622
SRS Distribution, Inc.
4.63%, 07/01/28 .................. 40,205 40,498,939
6.13%, 07/01/29 .................. 37,400 38,138,687
6.00%, 12/01/29 .................. 45,583 46,563,354
United Rentals North America, Inc.
6.00%, 12/15/29 .................. 61,129 61,534,041
6.13%, 03/15/34 .................. 10,901 10,914,550
WESCO Distribution, Inc.
6.38%, 03/15/29 .................. 13,670 13,810,541
6.63%, 03/15/32 .................. 13,734 13,956,326
438,538,137
Transportation Infrastructure — 0.0%
Abertis Infraestructuras Finance BV
(a)(b)(k)
(5-Year EUR Swap Annual + 3.69%), 3.25% EUR 1,800 1,878,794
(5-Year EUR Swap Annual + 3.69%), 3.25% 1,100 1,148,152
(5-Year EUR Swap Annual + 3.27%), 2.63% 600 601,163
Heathrow Finance plc, 6.63%, 03/01/31
(b)
... GBP 1,216 1,517,892
Rand Parent LLC, 8.50%, 02/15/30
(c)
...... USD 1,710 1,693,345
SGL Group ApS, (3-mo. EURIBOR + 4.75%),
8.64%, 04/22/30
(a)(b)(c)
.............. EUR 1,661 1,774,050
Stena International SA, 7.25%, 01/15/31
(c)
... USD 2,325 2,319,078
10,932,474
Wireless Telecommunication Services — 0.5%
Cellnex Finance Co. SA
(b)
1.00%, 09/15/27 .................. EUR 500 493,748
1.50%, 06/08/28 .................. 1,700 1,684,361
1.25%, 01/15/29 .................. 900 871,785
2.00%, 09/15/32 .................. 800 754,632
2.00%, 02/15/33 .................. 3,800 3,555,281
CK Hutchison Group Telecom Finance SA,
2.63%, 10/17/34
(b)
................ GBP 1,835 1,689,778
Connect Finco SARL, 6.75%, 10/01/26
(c)
.... USD 55,401 54,308,221
Liberty Costa Rica Senior Secured Finance,
10.88%, 01/15/31
(c)
............... 7,063 7,429,393
SoftBank Group Corp.
(b)
2.13%, 07/06/24 .................. EUR 2,741 2,927,557
4.50%, 04/20/25 .................. 1,755 1,890,769
4.75%, 07/30/25 .................. 148 160,069
3.13%, 09/19/25 .................. 289 303,744
2.88%, 01/06/27 .................. 244 249,090
5.00%, 04/15/28 .................. 389 418,474
3.38%, 07/06/29 .................. 300 296,966
4.00%, 09/19/29 .................. 1,814 1,841,060
3.88%, 07/06/32 .................. 2,205 2,129,083
Telefonica Europe BV
(a)(b)(k)
(6-Year EUR Swap Annual + 4.32%), 7.13% 1,900 2,230,941
(7-Year EUR Swap Annual + 3.35%), 6.14% 4,600 5,143,104
(8-Year EUR Swap Annual + 3.62%), 6.75% 400 467,142
(EUAMDB08 + 3.12%), 5.75% ........ 3,400 3,710,640
Vmed O2 UK Financing I plc
4.00%, 01/31/29
(b)
................. GBP 1,463 1,615,710
4.25%, 01/31/31
(c)
................. USD 235 198,992
4.50%, 07/15/31
(b)
................. GBP 3,225 3,459,869
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
4.75%, 07/15/31
(c)
................. USD 14,154 $ 12,199,108
Vodafone Group plc
(a)(b)
(5-Year EUR Swap Annual + 3.43%),
4.20%, 10/03/78 ................ EUR 1,200 1,269,983
(5-Year GBP Swap + 3.27%), 4.88%,
10/03/78 ..................... GBP 2,583 3,195,192
(5-Year EUR Swap Annual + 3.00%),
2.63%, 08/27/80 ................ EUR 1,400 1,448,087
Series 60NC10, (5-Year EUR Swap Annual
+ 3.48%), 3.00%, 08/27/80 ......... 1,300 1,266,170
(5-Year EUR Swap Annual + 3.49%),
6.50%, 08/30/84 ................ 600 696,122
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.84%), 8.00%,
08/30/86 ..................... GBP 2,219 3,010,764
WP/AP Telecom Holdings III BV, 5.50%,
01/15/30
(b)
..................... EUR 1,782 1,775,919
122,691,754
Total Corporate Bonds — 86.5%
(Cost: $19,303,646,696) ............................ 19,395,722,521
Fixed Rate Loan Interests
Diversified Telecommunication Services — 0.0%
Level 3 Financing, Inc., Term Loan B1,
11.89%
,
 04/15/29 ................. USD 3,687 3,655,208
Level 3 Financing, Inc., Term Loan B2,
11.89%
,
 04/15/30
(d)
................ 3,715 3,686,668
7,341,876
Health Care Technology — 0.7%
Cotiviti Holdings, Inc., Term Loan, 02/21/31
(o)
. 164,462 164,667,577
Media — 0.3%
Clear Channel International BV, Term Loan,
08/12/27
(d)(o)
..................... 63,325 63,008,375
Total Fixed Rate Loan Interests — 1.0%
(Cost: $234,313,867) .............................. 235,017,828
Floating Rate Loan Interests
Aerospace & Defense — 0.3%
(a)
Atlas CC Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.85%
,
 05/25/28 ............ 4,113 3,838,245
Atlas CC Acquisition Corp., 1st Lien Term Loan
C, (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.85%
,
 05/25/28 ............ 836 780,660
Dynasty Acquisition Co., Inc., Term Loan B1,
08/24/28
(o)
...................... 5,468 5,474,275
Dynasty Acquisition Co., Inc., Term Loan B2,
08/24/28
(o)
...................... 2,108 2,110,545
Kaman Corp., Term Loan, 03/27/31
(o)
...... 8,112 8,117,111
Peraton Corp., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.18%
,
 02/01/28 .................. 14,312 14,285,664
Peraton Corp., 2nd Lien Term Loan B1, (3-mo.
CME Term SOFR at 0.75% Floor + 7.75%),
13.18%
,
 02/01/29 ................. 34,094 34,144,706
68,751,206
Air Freight & Logistics — 0.0%
GN Loanco LLC, Term Loan B, (1-mo. CME
Term SOFR at 0.75% Floor + 4.50%),
9.83%
,
 12/19/30
(a)
................. 11,397 11,219,891

2024
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield Bond Portfolio
64
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobile Components — 0.1%
(a)
Champions Holdco, Inc., Term Loan,
(3-mo. CME Term SOFR + 4.75%),
10.07%
,
 02/23/29
(d)
................ USD 14,992 $ 15,029,480
Tenneco, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 4.75%),
10.17% - 10.40%
,
 11/17/28 ........... 7,844 7,368,105
22,397,585
Beverages — 0.0%
(a)
Naked Juice LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.66%
,
 01/24/29 .................. 8,900 8,307,506
Naked Juice LLC, 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.40%
,
 01/24/30 ................. 1,936 1,559,080
9,866,586
Broadline Retail — 0.2%
StubHub Holdco Sub, LLC, Term Loan
B, (1-mo. CME Term SOFR + 4.75%),
10.08%
,
 03/15/30
(a)
................ 36,533 36,517,630
Building Products — 0.0%
Chariot Buyer LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.08%
,
 11/03/28
(a)
................. 9,990 10,002,487
Chemicals — 0.3%
(a)
Aruba Investments Holdings LLC, 2nd Lien
Term Loan, (1-mo. CME Term SOFR at
0.75% Floor + 7.75%), 13.18%
,
 11/24/28
(d)
. 5,230 5,177,700
Chemours Co., (The), Term Loan B3, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.83%
,
 08/18/28 .................. 12,115 12,054,762
Discovery Purchaser Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.38%), 9.68%
,
 10/04/29 ............ 33,059 33,009,163
Herens Holdco SARL, Facility Term Loan B,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 9.33%
,
 07/03/28 ............ 10,299 9,672,034
Momentive Performance Materials, Inc., Term
Loan, (1-mo. CME Term SOFR + 4.50%),
9.83%
,
 03/29/28 .................. 12,030 11,812,488
71,726,147
Commercial Services & Supplies — 0.1%
(a)
KDC/ONE Development Corp., Inc., Term
Loan, (1-mo. CME Term SOFR + 5.00%),
10.33%
,
 08/15/28 ................. 11,555 11,567,595
PECF USS Intermediate Holding III Corp., Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 9.82%
,
 12/15/28 ....... 9,278 7,035,972
TruGreen LP, 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 8.50%),
14.07%
,
 11/02/28 ................. 4,828 3,741,956
22,345,523
Communications Equipment — 0.1%
ViaSat, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.93%
,
 05/30/30
(a)
................. 13,017 12,600,426
Security
Par (000)
Par (000) Value
Construction & Engineering — 0.3%
(a)
Brand Industrial Services, Inc., Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor +
5.50%), 10.81%
,
 08/01/30 ............ USD 51,984 $ 52,160,222
Groundworks LLC DDTL, Delayed Draw Term
Loan, 02/26/31
(o)
.................. 1,475 1,473,504
Groundworks LLC, Term Loan, 02/23/31
(o)
... 8,013 8,006,037
61,639,763
Consumer Staples Distribution & Retail — 0.0%
BCPE Empire Holdings, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 4.00%), 9.33%
,
 12/11/28
(a)
...... 7,968 7,971,506
Containers & Packaging — 0.0%
Trident TPI Holdings, Inc., Term Loan B5,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.81%
,
 09/15/28
(a)
........... 6,288 6,289,149
Diversified Consumer Services — 0.4%
(a)
Ascend Learning LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.93%
,
 12/11/28 ............. 11,402 11,326,750
Ascend Learning LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
5.75%), 11.18%
,
 12/10/29 ............ 8,164 8,018,599
PG Polaris Bidco SARL, Term Loan,
(3-mo. CME Term SOFR + 3.50%),
8.81%
,
 03/26/31
(d)
................. 16,524 16,544,655
Wand Newco 3, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR + 3.75%),
9.08%
,
 01/30/31 .................. 49,100 49,214,894
85,104,898
Diversified Telecommunication Services — 0.1%
(a)
Connect Finco SARL, Term Loan B, 09/13/29
(o)
11,218 11,024,361
Frontier Communications Holdings LLC, Term
Loan B, (1-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 9.19%
,
 10/08/27 ....... 3,880 3,863,865
Lumen Technologies, Inc. Term Loan B1,
(1-mo. CME Term SOFR + 0.00%),
7.79%
,
 04/15/29 .................. 2,914 2,159,949
Lumen Technologies, Inc. Term Loan B2,
(1-mo. CME Term S OFR + 0.00%),
7.79%
,
 04/15/30
(d)
................. 2,979 2,204,660
Lumen Technologies, Inc., Term Loan,
01/01/28
(d)(o)
..................... 3,346 2,877,322
Radiate Holdco LLC, Term Loan B, (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.69%
,
 09/25/26 .................. 5,791 4,831,331
Zayo Group Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR + 3.00%),
8.44%
,
 03/09/27 .................. 1,040 910,222
27,871,710
Energy Equipment & Services — 0.0%
Lealand Finance Co. BV, Term Loan,
(1-mo. CME Term SOFR + 3.00%),
8.44%
,
 06/28/24
(a)(d)
................ 758 378,883
Entertainment — 0.1%
Motion Acquisition Ltd., Facility Term Loan B,
11/12/29
(a)(o)
..................... 11,360 11,334,357

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments
65
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services — 0.1%
(a)
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 1.00%
Floor + 3.75%), 9.06%
,
 04/09/27 ....... USD 1,121 $ 1,115,061
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (3-mo. CME Term SOFR at 0.75%
Floor + 6.75%), 12.32%
,
 04/07/28 ...... 16,090 16,029,663
White Cap Supply Holdings LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.08%
,
 10/19/27 ............ 4,134 4,145,111
21,289,835
Food Products — 0.1%
Chobani LLC, Term Loan, (1-mo. CME Term
SOFR + 3.75%), 9.08%
,
 10/25/27
(a)
..... 13,990 14,059,887
Gas Utilities — 0.0%
NGL Energy Operating LLC, Term Loan,
(1-mo. CME Term SOFR + 4.50%),
9.83%
,
 02/03/31
(a)
................. 10,821 10,842,642
Health Care Equipment & Supplies — 0.2%
Bausch + Lomb Corp., Term Loan
(a)
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.68%, 05/10/27 .......... 29,481 29,097,256
(1-mo. CME Term SOFR + 4.00%),
9.33%, 09/29/28 ................ 12,196 12,172,909
41,270,165
Health Care Providers & Services — 0.2%
(a)
CNT Holding I Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.82%
,
 11/08/27 ............. 13,170 13,186,455
LifePoint Health, Inc., Term Loan, (3-mo. CME
Term SOFR + 5.50%), 11.09%
,
 11/16/28 .. 6,118 6,132,501
Quorum Health Corp., Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor + 8.25%),
13.68%
,
 04/29/25
(d)
................ 14,081 8,448,327
Surgery Center Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.83%
,
 12/19/30 .................. 5,948 5,972,162
33,739,445
Health Care Technology — 0.8%
(a)
Athenahealth Group, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.58%
,
 02/15/29 .................. 94,963 93,938,877
Gainwell Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.41%
,
 10/01/27 ............ 25,040 23,900,805
Polaris Newco LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.57%
,
 06/02/28 .................. 14,250 14,105,015
Verscend Holding Corp., Term Loan B1,
(1-mo. CME Term SOFR + 4.00%),
9.44%
,
 08/27/25 .................. 53,629 53,628,769
185,573,466
Household Durables — 0.2%
(a)
Hunter Douglas Holding BV, Term Loan B1,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.82%
,
 02/26/29 ............ 11,038 10,891,019
SWF Holdings I Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.44%
,
 10/06/28 ............ 24,881 22,786,968
33,677,987
Security
Par (000)
Par (000) Value
Industrial Conglomerates — 0.1%
Chromalloy Corp, Term Loan, 03/21/31
(a)(o)
... USD 19,173 $ 19,093,049
Insurance — 0.5%
(a)(o)
Truist Insurance Holdings LLC, 2nd Lien Term
Loan, 03/08/32 ................... 79,598 79,995,990
Truist Insurance Holdings, LLC, Term Loan B,
03/24/31 ....................... 32,942 32,886,987
112,882,977
IT Services — 0.0%
Project Alpha Intermediate Holding, Inc., Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 4.75%), 10.06%
,
 10/28/30
(a)
..... 3,994 4,013,257
Leisure Products — 0.0%
Peloton Interactive, Inc., Term Loan, (6-mo.
CME Term SOFR at 0.50% Floor + 7.00%),
12.48%
,
 05/25/27
(a)
................ 5,792 5,809,966
Life Sciences Tools & Services — 0.1%
(a)
Parexel International, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.69%
,
 11/15/28 ............. 5,829 5,840,322
Star Parent, Inc., Term Loan, (3-mo. CME Term
SOFR + 4.00%), 9.31%
,
 09/27/30 ...... 22,578 22,425,473
28,265,795
Machinery — 0.7%
(a)
Husky Injection Molding Systems Ltd., Term
Loan, (1-mo. CME Term SOFR + 3.00%),
8.44%
,
 03/28/25 .................. 47,747 47,687,101
Husky Injection Molding Systems Ltd., Term
Loan B, 02/01/29
(o)
................. 16,359 16,392,953
Indicor LLC, 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.30%
,
 11/22/29 .................. 4,077 4,099,575
SPX Flow, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.93%
,
 04/05/29 .................. 20,279 20,348,756
TK Elevator Midco GmbH, Facility Term Loan
B1, 07/30/27
(o)
.................... 53,382 53,537,449
WEC US Holdings Ltd., Term Loan, (1-mo. CME
Term SOFR + 2.75%), 8.08%
,
 01/27/31 ... 8,645 8,632,465
150,698,299
Media — 0.3%
(a)
AVSC Holding Corp., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 1.00% Floor +
7.25%), 12.69%
,
 09/01/25 ............ 7,771 7,311,204
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (1-mo. CME Term SOFR + 3.50%),
9.07%
,
 08/21/26 .................. 29,585 29,542,486
DirecTV Financing LLC, Term Loan B, (1-mo.
CME Term SOFR at 0.75% Floor + 5.25%),
10.69%
,
 08/02/29 ................. 31,168 31,118,509
Promotora de Informaciones SA, Facility
Term Loan B, (3-mo. EURIBOR + 5.22%),
9.12%
,
 12/31/26 .................. EUR 307 323,722
68,295,921
Metals & Mining — 0.1%
CD&R Hydra Buyer, Inc., Term Loan,
(3-mo. CME Term SOFR + 4.00%),
9.42%
,
 03/25/31
(a)
................. USD 14,171 14,197,641

2024
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield Bond Portfolio
66
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.3%
(a)
Freeport LNG investments LLLP, Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 9.08%
,
 12/21/28 ............ USD 6,180 $ 6,130,381
M6 ETX Holdings II Midco LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.93%
,
 09/19/29 ............ 3,149 3,150,998
New Fortress Energy Inc., Term Loan,
10/30/28
(o)
...................... 60,096 60,245,824
69,527,203
Passenger Airlines — 0.1%
AAdvantage Loyalty IP Ltd., Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 4.75%),
10.33%
,
 04/20/28
(a)
................ 21,707 22,518,330
Pharmaceuticals — 0.0%
Amneal Pharmaceuticals LLC, Term Loan,
(1-mo. CME Term SOFR + 5.50%),
10.83%
,
 05/04/28
(a)
................ 3,982 3,970,525
Professional Services — 0.2%
(a)
CoreLogic, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.94%
,
 06/02/28 .................. 12,284 11,982,683
CoreLogic, Inc., 2nd Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 6.50%),
11.94%
,
 06/04/29 ................. 15,642 14,680,176
Galaxy US Opco, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 10.06%
,
 04/29/29
(d)
........... 9,426 8,506,541
35,169,400
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 4.00%), 9.33%
,
 01/31/30
(a)(d)
..... 4,791 4,797,398
Software — 1.5%
(a)
Applied Systems, Inc., 2nd Lien Term Loan,
(3-mo. CME Term SOFR + 5.25%),
10.56%
,
 02/23/32 ................. 11,878 12,278,883
Boxer Parent Co., Inc., Term Loan, (1-mo. CME
Term SOFR + 4.25%), 9.58%
,
 12/29/28 ... 19,537 19,647,010
Cloud Software Group, Inc., 1st Lien Term
Loan, 03/21/31
(o)
.................. 23,500 23,338,555
Cloud Software Group, Inc., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.91%
,
 03/30/29 ............ 23,274 23,151,324
Cloudera, Inc., 2nd Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.43%
,
 10/08/29 ................. 23,214 2 2,981,890
Ellucian Holdings, Inc., 1st Lien Term Loan B1,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.93%
,
 10/09/29 ............ 16,123 16,183,105
Ellucian Holdings, Inc., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 1.00% Floor +
8.00%), 13.43%
,
 10/09/28
(d)
........... 38,849 38,849,407
Genesys Cloud Services Holdings I LLC, Term
Loan, (1-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 9.19%
,
 12/01/27 ....... 12,143 12,181,008
McAfee Corp., Term Loan B1, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
9.18%
,
 03/01/29 .................. 14,027 13,982,209
MH Sub I LLC, 1st Lien Term Loan, (1-mo. CME
Term SOFR + 4.25%), 9.58%
,
 05/03/28 ... 44,032 43,721,778
Security
Par (000)
Par (000) Value
Software (continued)
MH Sub I LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR + 6.25%),
11.58%
,
 02/23/29 ................. USD 4,143 $ 3,975,789
Planview Parent, Inc., 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
7.25%), 12.65%
,
 12/18/28
(d)
........... 12,161 11,735,365
Proofpoint, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.69%
,
 08/31/28 .................. 9,378 9,378,109
RealPage, Inc., 2nd Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 6.50%),
11.94%
,
 04/23/29 ................. 51,502 50,944,024
Sab re GLBL, Inc., Term Loan B1, (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.94%
,
 12/17/27 .................. 3,437 2,894,683
Sabre GLBL, Inc., Term Loan B2, (1-mo.
LIBOR USD at 0.50% Floor + 3.50%),
8.94%
,
 12/17/27 .................. 5,416 4,561,166
UKG, Inc., 2nd Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 5.25%),
10.68%
,
 05/03/27 ................. 17,662 17,786,926
327,591,231
Trading Companies & Distributors — 0.0%
Foundation Building Materials, Inc., Term
Loan, (3-mo. CME Term SOFR + 4.00%),
9.31%
,
 01/29/31
(a)
................. 5,417 5,435,959
Transportation Infrastructure — 0.0%
(a)
Apple Bidco LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.83%
,
 09/22/28 .................. 5,904 5,916,624
Brown Group Holdings LLC, Facility Term Loan
B2, (1-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 8.31% - 8.34%
,
 07/02/29 ..... 3,906 3,904,047
9,820,671
Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd., 1st Lien Term
Loan, (3-mo. CME Term SOFR + 6.75%),
12.06%
,
 05/25/27
(a)(d)
............... 12,901 12,449,472
Total Floating Rate Loan Interests — 7.6%
(Cost: $1,690,235,622) ............................ 1,701,008,268
Foreign Agency Obligations
Denmark — 0.0%
Orsted A/S
(a)(b)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 2.14%), 2.50%,
02/18/3021 .................... GBP 1,308 1,193,750
(5-Year EURIBOR ICE Swap Rate +
2.59%), 5.13%, 03/14/3024 ......... EUR 550 595,195
1,788,945
Finland — 0.0%
Finnair OYJ, 4.25%
,
05/19/25
(b)
.......... 1,100 1,168,934
France — 0.1%
Electricite de France SA
(a)(b)(k)
(6-Year EUR Swap Annual + 3.44%), 4.00% 1,800 1,927,366
(13-Year GBP Swap Semi + 4.23%), 6.00% GBP 3,700 4,543,866
(5-Year EURIBOR ICE Swap Rate +
3.37%), 2.88% ................. EUR 1,000 1,000,590
(5-Year EUR Swap Annual + 3.20%), 3.00% 400 395,455

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments
67
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
(5-Year EUR Swap Annual + 3.97%), 3.38% EUR 4,000 $ 3,764,755
11,632,032
Ireland — 0.0%
AIB Group plc, (5-Year EUR Swap Annual +
5.70%), 5.25%
(a)(b)(k)
................ 3,994 4,276,507
Italy — 0.0%
Banca Monte dei Paschi di Siena SpA , (3-mo.
EURIBOR + 3.21%), 6.75%
,
03/02/26
(a)(b)
.. 1,804 1,973,006
Total Foreign Agency Obligations — 0.1%
(Cost: $21,349,159) ............................... 20,839,424
Shares
Shares
Investment Companies
iShares Broad USD High Yield Corporate Bond
ETF
(p)
......................... 12,500,000 457,375,000
Total Investment Companies — 2.0%
(Cost: $442,009,600) .............................. 457,375,000
Beneficial Interest
(000)
Other Interests
(q)
Capital Markets — 0.0%
(f)
Lehman Brothers Holdings Capital Trust Escrow
Bonds
(l)
........................ USD 2,520 2,520
Lehman Brothers Holdings Capital Trust Escrow
Bonds
(a)
........................ 14,530 14,530
Lehman Brothers Holdings, Inc.
(l)
......... 5,675 5,675
22,725
Independent Power and Renewable Electricity Producers — 0.0%
GenOn Energy Holdings LLC
(a)(d)(f)(l)
........ 5,134 1
Media — 0.0%
Adelphia Communications Corp., Escrow
(d)(f)(l)
. 325 —
Total Other Interests — 0.0%
(Cost: $—) ..................................... 22,726
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.9%
Banks — 0.2%
(a)(k)
Banco Bilbao Vizcaya Argentaria SA, (5-Year
EUR Swap Annual + 6.46%), 6.00%
(b)
.... EUR 200 215,287
PNC Financial Services Group, Inc. (The)
Series V, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20% ....................... USD 17,549 17,503,307
Series W, (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25% ....................... 17,052 16,526,328
34,244,922
Capital Markets — 0.0%
Goldman Sachs Group, Inc. (The), Series R, (5-
Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.22%), 4.95%
(a)(k)
... 9,899 9,735,425
Security
Par (000)
Par (000) Value
Consumer Finance — 0.1%
General Motors Financial Co., Inc., Series C,
(5-Year US Trea sury Yield Curve Rate T
Note Constant Maturity + 5.00%), 5.70%
(a)(k)
USD 10,625 $ 10,187,801
Electric Utilities — 0.3%
(a)(k)
Edison International
Series A, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.70%),
5.38% ....................... 42,790 41,407,374
Series B, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.90%),
5.00% ....................... 13,229 12,533,188
NRG Energy, Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(c)
................. 26,142 28,042,733
81,983,295
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a)(c)(k)
...................... 33,332 33,003,536
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP, Series H, (5-Year US
Treasury Yield Curve Rate T Note Constant
Mat urity + 5.69%), 6.50%
(a)(k)
.......... 30,369 29,765,932
Total Capi tal Trusts — 0.9%
(Cost: $199,906,707) .............................. 198,920,911
Shares
Shares
Preferred Stocks — 0.1%
Commercial Services & Supplies — 0.1%
Verscend Intermediate Holding Corp.
(Preference), 12.25%
(d)(k)
............. 9,756 14,172,172
Wireless Telecommunication Services
— 0.0%
(f)
Ligado Networks LLC, (Acquired 04/08/15, cost
$3,682,822)
(g)
.................... 3,761,083 28,697
Ligado Networks LLC
(k)(r)
............... 235,644 58,911
87,608
Total Preferred Stocks — 0.1%
(Cost: $48,811,944) ............................... 14,259,780
Total Preferred Securities — 1.0%
(Cost: $248,718,651) .............................. 213,180,691
Total Long-Term Investments — 99.0%
(Cost: $22,144,702,441) ............................ 22,196,702,871
Short-Term Securities
Money Market Funds — 2.6%
(p)(s)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.50%
(t)
.................. 27,536 27,550
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 5.19% .................... 575,020,026 575,020,026
Total Short-Term Securities — 2.6%
(Cost: $575,047,576) .............................. 575,047,576

2024
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield Bond Portfolio
68
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Total Options Purchased — 0.0%
( Cost: $71,395 ) ................................. $ 18,844
Total Investments Before Options Written and Investments Sold
Short — 101.6%
(Cost: $22,719,821,412 ) ............................ 22,771,769,291
Total Options Written — (0.0)%
(Premium Received — $(14,449)) ..................... (2,094)
Security
Shares
Shares Value
Investments Sold Short
Common Stocks
Diversified Telecommunication Services — (0.0)%
Telesat Corp.
(f)
...................... (388) $ (3,337)
Total Common Stocks — (0.0)%
(Proceeds: $(5,919)) .............................. (3,337)
Total Investments Sold Short — (0.0)%
(Proceeds: $(5,919)) .............................. (3,337)
Total Investments Net of Options Written and Investments Sold
Short — 101.6%
(Cost: $22,719,801,044 ) ............................ 22,771,763,860
Liabilities in Excess of Other Assets — (1.6)% ............. (352,123,281)
Net Assets — 100.0% ...............................
$ 22,419,640,579
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)
Non-income producing security.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $7,565,979, representing less than 0.05% of its net assets as of period end, and an original cost of $25,546,128.
(h)
All or a portion of this security is on loan.
(i)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Perpetual security with no stated maturity date.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Convertible security.
(n)
Zero-coupon bond.
(o)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)
Affiliate of the Fund.
(q)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(r)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly-owned subsidiary.
(s)
Annualized 7-day yield as of period end.
(t)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments
69
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
09/30/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
Shares
Held at
03/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 27,550
(a)
$ — $ — $ — $ 27,550 27,536 $ 155,341
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 321,060,673 253,959,353
(a)
— — — 575,020,026 575,020,026 10,598,520 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 7,770,183 — (7,775,498)
(a)
5,873 (558) — — — —
iShares Broad USD High Yield
Corporate Bond ETF .... — 1,056,634,600 (617,138,760) 2,513,760 15,365,400 457,375,000 12,500,000 12,948,200 —
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
... 73,720,000 1,121,642,000 (1,217,484,008) 21,202,008 920,000 — — 5,263,812 —
$ 23,721,641 $ 16,284,842 $ 1,032,422,576 $ 28,965,873 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2024
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield Bond Portfolio
70
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 5-Year Note .................................................... 1,033 06/28/24 $ 110,547 $ 321,196
Short Contracts
U.S. Treasury Ultra Bond ..................................................... 41 06/18/24 5,289 52,467
$ 373,663
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 1,676,673 EUR 1,534,000 Deutsche Bank AG 06/20/24 $ 16,348
USD 1,507,376 EUR 1,381,000 Morgan Stanley & Co. International plc 06/20/24 12,652
USD 3,076,096 EUR 2,831,000 Nomura International plc 06/20/24 11,963
USD 68,042 EUR 62,000 State Street Bank and Trust Co. 06/20/24 936
USD 286,345,264 EUR 262,074,327 Toronto Dominion Bank 06/20/24 2,689,134
USD 281,003,986 EUR 256,965,673 UBS AG 06/20/24 2,877,205
USD 2,804,518 EUR 2,560,000 Westpac Banking Corp. 06/20/24 33,702
USD 369,228 GBP 290,000 Bank of New York Mellon 06/20/24 3,051
USD 99,970,281 GBP 78,477,000 HSBC Bank plc 06/20/24 878,733
USD 3,024,996 GBP 2,375,000 Morgan Stanley & Co. International plc 06/20/24 26,125
USD 4,596,549 GBP 3,623,000 Toronto Dominion Bank 06/20/24 21,850
USD 772,417 GBP 605,000 UBS AG 06/20/24 8,494
$ 6,580,193
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
U.S. Treasury 10-Year Note ..................... 134 04/26/24 USD 109.00 USD 13,400 $ 18,844
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
U.S. Treasury 10-Year Note ...................... 134 04/26/24 USD 106.50 USD 13,400 $ (2,094)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
42.V1 ........... 5 .00 % Quarterly 06/20/29 B+ USD 324,914 $ 23,826,576 $ 22,558,583 $ 1,267,993
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments
71
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Virgin Media Finance plc . 5 .00 % Quarterly
JPMorgan Chase Bank
NA 12/20/25 B- EUR 1,050 $ 70,281 $ 58,194 $ 12,087
CMA CGM SA ........ 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 NR EUR 1,725 202,447 283,366 (80,919)
ADLER Real Estate AG . 5 .00 Quarterly Bank of America NA 12/20/27 NR EUR 491 (25,569) (83,626) 58,057
ADLER Real Estate AG . 5 .00 Quarterly Barclays Bank plc 12/20/27 NR EUR 295 (15,369) (48,975) 33,606
ADLER Real Estate AG . 5 .00 Quarterly Barclays Bank plc 12/20/27 NR EUR 830 (43,200) (137,659) 94,459
ADLER Real Estate AG . 5 .00 Quarterly Citibank NA 12/20/27 NR EUR 241 (12,535) (41,119) 28,584
ADLER Real Estate AG . 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 NR EUR 504 (26,233) (85,056) 58,823
ADLER Real Estate AG . 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 NR EUR 365 (19,021) (61,592) 42,571
Forvia SE ........... 5 .00 Quarterly Barclays Bank plc 06/20/29 BB EUR 1,109 154,684 152,862 1,822
Ziggo Bond Co. BV .... 5 .00 Quarterly Bank of America NA 06/20/29 B- EUR 700 45,485 58,410 (12,925)
$ 330,970 $ 94,805 $ 236,165
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 06/20/24 USD 84,326 $ 7,310,654 $ (272,353) $ 7,583,007
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/24 USD 100,000 9,479,369 (227,859) 9,707,228
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/24 USD 50,000 5,572,467 (67,839) 5,640,306
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination BNP Paribas SA 09/20/24 USD 100,000 4,226,747 (766,777) 4,993,524
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination BNP Paribas SA 09/20/24 USD 50,000 2,106,932 (356,602) 2,463,534
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 09/20/24 USD 41,802 1,727,853 (298,134) 2,025,987
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 09/20/24 USD 46,190 214,179 (515,814) 729,993
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/24 USD 48,258 678,613 (416,971) 1,095,584
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/24 USD 48,257 331,601 (484,535) 816,136
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/24 USD 48,258 205,000 (507,540) 712,540
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/24 USD 45,883 57,161 (508,765) 565,926

2024
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield Bond Portfolio
72
OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/24 USD 41,577 $ 188,424 $ (480,035) $ 668,459
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/24 USD 24,129 80,458 (282,993) 363,451
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/24 USD 15,323 51,094 (179,713) 230,807
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/24 USD 45,884 207,944 (529,762) 737,706
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/24 USD 40,570 537,090 (377,360) 914,450
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Goldman Sachs
International 03/20/25 USD 250,000 1,518,969 (3,038,445) 4,557,414
$ 34,494,555 $ (9,311,497) $ 43,806,052
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .32%
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 22,558,583 $ — $ 1,267,993 $ — $ —
OTC Swaps ..................................................... 552,832 (9,769,524) 44,136,061 (93,844) —
Options Written ................................................... N/A N/A 12,355 — (2,094)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments
73
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 373,663 $ — $ 373,663
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 6,580,193 — — 6,580,193
Options purchased
Investments at value — unaffiliated
(b)
............ — — — — 18,844 — 18,844
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 1,267,993 — — — — 1,267,993
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 882,841 — — 43,806,052 — 44,688,893
$ — $ 2,150,834 $ — $ 6,580,193 $ 44,198,559 $ — $ 52,929,586
Liabilities — Derivative Financial Instruments
Options written
Options written at value ..................... $ — $ — $ — $ — $ 2,094 $ — $ 2,094
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 551,871 — — 9,311,497 — 9,863,368
$ — $ 551,871 $ — $ — $ 9,313,591 $ — $ 9,865,462
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Statements
of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.
For the period ended March 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (214,289) $ — $ (769,011) $ — $ (983,300)
Forward foreign currency exchange contracts .... — — — (10,533,556) — — (10,533,556)
Options purchased
(a)
..................... — — (5,444,904) — (133,762) — (5,578,666)
Options written ........................ — — 1,512,708 — 11,785 — 1,524,493
Swaps .............................. — 37,641,861 — — 28,797,508 — 66,439,369
$ — $ 37,641,861 $ (4,146,485) $ (10,533,556) $ 27,906,520 $ — $ 50,868,340
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ (1,366,671) $ — $ (1,366,671)
Forward foreign currency exchange contracts .... — — — 372,790 — — 372,790
Options purchased
(b)
..................... — — (13,477) — (52,551) — (66,028)
Options written ........................ — — 69,481 — 12,355 — 81,836
Swaps .............................. — 1,426,757 — — 27,330,151 — 28,756,908
$ — $ 1,426,757 $ 56,004 $ 372,790 $ 25,923,284 $ — $ 27,778,835
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2024
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield Bond Portfolio
74
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 113,793,680
Average notional value of contracts — short ................................................................................. $ 25,088,969
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 669,746,576
Average amounts sold — in USD ........................................................................................ $ 115,935
Options
Average value of option contracts purchased ................................................................................ $ 1,182,999
Average value of option contracts written ................................................................................... $ 293,916
Credit default swaps
Average notional value — buy protection ................................................................................... $ 273,228
Average notional value — sell protection ................................................................................... $ 406,676,849
Total return swaps
Average notional value ............................................................................................... $ 955,457,000
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Forward f oreign currency exchange contracts ................................................................. $ 6,580,193 $ —
Options
(a)
......................................................................................... 18,844 2,094
Swaps — centrally cleared .............................................................................. 1,352,619 —
Swaps — OTC
(b)
..................................................................................... 44,688,893 9,863,368
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 52,640,549 $ 9,865,462
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(1,371,463) (2,094)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 51,269,086 $ 9,863,368
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Consolidated Schedule of
Investments.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 116,467 $ (96,551) $ — $ — $ 19,916
Bank of New York Mellon ........................... 3,051 — — — 3,051
Barclays Bank plc ................................ 282,749 (186,634) — — 96,115
BNP Paribas SA ................................. 7,457,058 (1,123,379) — (6,144,885) 188,794
Citibank NA .................................... 28,584 (28,584) — — —
Deutsche Bank AG ............................... 16,348 — — — 16,348
Goldman Sachs International ........................ 4,557,414 (3,038,445) — (870,000) 648,969
HSBC Bank plc .................................. 878,733 — — — 878,733
JPMorgan Chase Bank NA .......................... 10,468,091 (1,171,357) — (8,910,000) 386,734
Morgan Stanley & Co. International plc .................. 21,817,307 (4,205,883) — (16,060,000) 1,551,424
Nomura International plc ........................... 11,963 — — — 11,963
State Street Bank and Trust Co. ...................... 936 — — — 936
Toronto Dominion Bank ............................ 2,710,984 — — — 2,710,984
UBS AG ...................................... 2,885,699 — — — 2,885,699
Westpac Banking Corp. ............................ 33,702 — — — 33,702
$ 51,269,086 $ (9,850,833) $ — $ (31,984,885) $ 9,433,368

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments
75
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA .............................. $ 96,551 $ (96,551) $ — $ — $ —
Barclays Bank plc ................................ 186,634 (186,634) — — —
BNP Paribas SA ................................. 1,123,379 (1,123,379) — — —
Citibank NA .................................... 41,119 (28,584) — — 12,535
Goldman Sachs International ........................ 3,038,445 (3,038,445) — — —
JPMorgan Chase Bank NA .......................... 1,171,357 (1,171,357) — — —
Morgan Stanley & Co. International plc .................. 4,205,883 (4,205,883) — — —
$ 9,863,368 $ (9,850,833) $ — $ — $ 12,535
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 15,827,489 $ — $ 15,827,489
Common Stocks
Capital Markets ........................................ — 7,537,282 — 7,537,282
Commercial Services & Supplies ............................. — — 3,412,694 3,412,694
Containers & Packaging .................................. 16,030,414 — — 16,030,414
Electrical Equipment ..................................... 21,725,750 — — 21,725,750
Energy Equipment & Services .............................. 55,507 — — 55,507
Hotels, Restaurants & Leisure .............................. 12,207,683 — — 12,207,683
Metals & Mining ........................................ 38,484,909 — — 38,484,909
Oil, Gas & Consumable Fuels ............................... 6,709,726 — 40,679 6,750,405
Real Estate Management & Development ....................... 8,623 10,103 — 18,726
Semiconductors & Semiconductor Equipment .................... 569 — — 569
Specialized REITs ...................................... 51,484,985 — — 51,484,985
Corporate Bonds
Aerospace & Defense .................................... — 882,560,608 — 882,560,608
Automobile Components .................................. — 393,510,970 — 393,510,970
Automobiles .......................................... — 39,341,353 — 39,341,353
Banks ............................................... — 405,925,537 — 405,925,537
Beverages ........................................... — 1,107,926 — 1,107,926
Biotechnology ......................................... — 3,351,112 — 3,351,112
Broadline Retail ........................................ — 84,766,241 — 84,766,241
Building Products ....................................... — 183,320,030 — 183,320,030
Capital Markets ........................................ — 265,773,433 — 265,773,433
Chemicals ............................................ — 465,118,441 — 465,118,441
Commercial Services & Supplies ............................. — 724,162,663 — 724,162,663
Communications Equipment ................................ — 79,749,535 — 79,749,535
Construction & Engineering ................................ — 133,064,454 — 133,064,454
Construction Materials .................................... — 80,628,821 — 80,628,821
Consumer Finance ...................................... — 241,287,354 — 241,287,354
Consumer Staples Distribution & Retail ........................ — 139,670,425 — 139,670,425
Containers & Packaging .................................. — 535,263,662 — 535,263,662
Distributors ........................................... — 32,725,847 — 32,725,847
Diversified Consumer Services .............................. — 120,942,665 — 120,942,665

2024
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield Bond Portfolio
76
Level 1 Level 2 Level 3 Total
Diversified REITs ....................................... $ — $ 186,153,221 $ — $ 186,153,221
Diversified Telecommunication Services ........................ — 1,164,759,639 — 1,164,759,639
Electric Utilities ........................................ — 148,993,731 — 148,993,731
Electrical Equipment ..................................... — 43,298,277 — 43,298,277
Electronic Equipment, Instruments & Components ................. — 62,071,745 — 62,071,745
Energy Equipment & Services .............................. — 857,506,332 — 857,506,332
Entertainment ......................................... — 91,231,187 — 91,231,187
Financial Services ...................................... — 722,704,711 505,981 723,210,692
Food Products ......................................... — 218,698,326 — 218,698,326
Gas Utilities ........................................... — 136,081,313 — 136,081,313
Ground Transportation ................................... — 178,536,586 — 178,536,586
Health Care Equipment & Supplies ........................... — 292,062,882 — 292,062,882
Health Care Providers & Services ............................ — 467,356,423 — 467,356,423
Health Care Technology .................................. — 153,764,165 — 153,764,165
Hotel & Resort REITs .................................... — 163,049,987 — 163,049,987
Hotels, Restaurants & Leisure .............................. — 1,430,089,250 — 1,430,089,250
Household Durables ..................................... — 126,323,232 — 126,323,232
Household Products ..................................... — 27,180,125 — 27,180,125
Independent Power and Renewable Electricity Producers ............ — 88,321,319 — 88,321,319
Industrial Conglomerates .................................. — 239,012,152 — 239,012,152
Insurance ............................................ — 1,528,643,818 — 1,528,643,818
IT Services ........................................... — 218,090,090 — 218,090,090
Leisure Products ....................................... — 30,429,554 — 30,429,554
Life Sciences Tools & Services .............................. — 83,135,146 — 83,135,146
Machinery ............................................ — 330,937,170 — 330,937,170
Marine Transportation .................................... — 2,390,013 — 2,390,013
Media ............................................... — 1,033,616,817 — 1,033,616,817
Metals & Mining ........................................ — 543,572,283 — 543,572,283
Mortgage Real Estate Investment Trusts (REITs) .................. — 24,743,190 — 24,743,190
Oil, Gas & Consumable Fuels ............................... — 1,392,821,231 — 1,392,821,231
Paper & Forest Products .................................. — 7,474,088 — 7,474,088
Passenger Airlines ...................................... — 138,549,326 — 138,549,326
Personal Care Products .................................. — 17,538,471 — 17,538,471
Pharmaceuticals ....................................... — 200,081,863 — 200,081,863
Professional Services .................................... — 106,189,542 1,285,978 107,475,520
Real Estate Management & Development ....................... — 86,390,729 — 86,390,729
Retail REITs .......................................... — 5,613,430 — 5,613,430
Semiconductors & Semiconductor Equipment .................... — 94,807,937 — 94,807,937
Software ............................................. — 911,463,195 — 911,463,195
Specialized REITs ...................................... — 119,613,046 — 119,613,046
Specialty Retail ........................................ — 240,323,417 — 240,323,417
Technology Hardware, Storage & Peripherals .................... — 56,855,895 — 56,855,895
Textiles, Apparel & Luxury Goods ............................ — 39,022,266 — 39,022,266
Trading Companies & Distributors ............................ — 438,538,137 — 438,538,137
Transportation Infrastructure ............................... — 10,932,474 — 10,932,474
Wireless Telecommunication Services ......................... — 122,691,754 — 122,691,754
Fixed Rate Loan Interests
Diversified Telecommunication Services ........................ — 3,655,208 3,686,668 7,341,876
Health Care Technology .................................. — 164,667,577 — 164,667,577
Media ............................................... — — 63,008,375 63,008,375
Floating Rate Loan Interests
Aerospace & Defense .................................... — 68,751,206 — 68,751,206
Air Freight & Logistics .................................... — 11,219,891 — 11,219,891
Automobile Components .................................. — 7,368,105 15,029,480 22,397,585
Beverages ........................................... — 9,866,586 — 9,866,586
Broadline Retail ........................................ — 36,517,630 — 36,517,630
Building Products ....................................... — 10,002,487 — 10,002,487
Chemicals ............................................ — 66,548,447 5,177,700 71,726,147
Commercial Services & Supplies ............................. — 22,345,523 — 22,345,523
Communications Equipment ................................ — 12,600,426 — 12,600,426
Construction & Engineering ................................ — 61,639,763 — 61,639,763
Consumer Staples Distribution & Retail ........................ — 7,971,506 — 7,971,506
Containers & Packaging .................................. — 6,289,149 — 6,289,149
Diversified Consumer Services .............................. — 68,560,243 16,544,655 85,104,898
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield Bond Portfolio
Consolidated Schedules of Investments
77
Level 1 Level 2 Level 3 Total
Diversified Telecommunication Services ........................ $ — $ 22,789,728 $ 5,081,982 $ 27,871,710
Energy Equipment & Services .............................. — — 378,883 378,883
Entertainment ......................................... — 11,334,357 — 11,334,357
Financial Services ...................................... — 21,289,835 — 21,289,835
Food Products ......................................... — 14,059,887 — 14,059,887
Gas Utilities ........................................... — 10,842,642 — 10,842,642
Health Care Equipment & Supplies ........................... — 41,270,165 — 41,270,165
Health Care Providers & Services ............................ — 25,291,118 8,448,327 33,739,445
Health Care Technology .................................. — 185,573,466 — 185,573,466
Household Durables ..................................... — 33,677,987 — 33,677,987
Industrial Conglomerates .................................. — 19,093,049 — 19,093,049
Insurance ............................................ — 112,882,977 — 112,882,977
IT Services ........................................... — 4,013,257 — 4,013,257
Leisure Products ....................................... — 5,809,966 — 5,809,966
Life Sciences Tools & Services .............................. — 28,265,795 — 28,265,795
Machinery ............................................ — 150,698,299 — 150,698,299
Media ............................................... — 68,295,921 — 68,295,921
Metals & Mining ........................................ — 14,197,641 — 14,197,641
Oil, Gas & Consumable Fuels ............................... — 69,527,203 — 69,527,203
Passenger Airlines ...................................... — 22,518,330 — 22,518,330
Pharmaceuticals ....................................... — 3,970,525 — 3,970,525
Professional Services .................................... — 26,662,859 8,506,541 35,169,400
Real Estate Management & Development ....................... — — 4,797,398 4,797,398
Software ............................................. — 277,006,459 50,584,772 327,591,231
Trading Companies & Distributors ............................ — 5,435,959 — 5,435,959
Transportation Infrastructure ............................... — 9,820,671 — 9,820,671
Wireless Telecommunication Services ......................... — — 12,449,472 12,449,472
Foreign Agency Obligations ................................. — 20,839,424 — 20,839,424
Investment Companies .................................... 457,375,000 — — 457,375,000
Other Interests .......................................... — 22,725 1 22,726
Preferred Securities
Banks ............................................... — 34,244,922 — 34,244,922
Capital Markets ........................................ — 9,735,425 — 9,735,425
Commercial Services & Supplies ............................. — — 14,172,172 14,172,172
Consumer Finance ...................................... — 10,187,801 — 10,187,801
Electric Utilities ........................................ — 81,983,295 — 81,983,295
Independent Power and Renewable Electricity Producers ............ — 33,003,536 — 33,003,536
Oil, Gas & Consumable Fuels ............................... — 29,765,932 — 29,765,932
Wireless Telecommunication Services ......................... — 58,911 — 58,911
Short-Term Securities
Money Market Funds ...................................... 575,047,576 — — 575,047,576
Options Purchased
Interest rate contracts ...................................... 18,844 — — 18,844
Liabilities
Investment Sold Short
Common Stocks ......................................... (3,337) — — (3,337)
$ 1,179,146,249 $ 21,379,479,250 $ 213,111,758 $ 22,771,737,257
Investments valued at NAV
(a)
...................................... 28,697
$ 22,771,765,954
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 1,598,002 $ — $ 1,598,002
Foreign currency exchange contracts ............................ — 6,580,193 — 6,580,193
Interest rate contracts ....................................... 373,663 43,806,052 — 44,179,715
Liabilities
Credit contracts ........................................... — (93,844) — (93,844)
Interest rate contracts ....................................... (2,094) — — (2,094)
$ 371,569 $ 51,890,403 $ — $ 52,261,972
Fair Value Hierarchy as of Period End (continued)

2024
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock High Yield Bond Portfolio
78
See notes to financial statements.
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited)
March 31, 2024
BlackRock Low Duration Bond Portfolio
Schedules of Investments
79
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL CLO 12 Ltd., Series 2021-12A, Class A1,
(3-mo. CME Term SOFR at 1.16% Floor +
1.42%), 6.74%, 07/20/34
(a) (b)
.......... USD 5,500 $ 5,503,080
AGL Core CLO 2 Ltd., Series 2019-2A, Class
B, (3-mo. CME Term SOFR at 1.90% Floor +
2.16%), 7.48%, 04/20/32
(a) (b)
.......... 1,000 1,000,209
Ajax Mortgage Loan Trust, Series 2021-C,
Class A, 2.12%, 01/25/61
(b) (c)
.......... 1,432 1,388,802
Alinea CLO Ltd., Series 2018-1A, Class B,
(3-mo. CME Term SOFR at 1.65% Floor +
1.91%), 7.23%, 07/20/31
(a) (b)
.......... 7,000 6,998,299
Allegro CLO II-S Ltd., Series 2014-1RA, Class
A1, (3-mo. CME Term SOFR at 1.08% Floor
+ 1.34%), 6.66%, 10/21/28
(a) (b)
......... 1,547 1,547,603
Anchorage Capital CLO 16 Ltd., Series 2020-
16A, Class A1R, (3-mo. CME Term SOFR at
1.20% Floor + 1.46%), 6.77%, 01/19/35
(a) (b)
1,750 1,744,434
Anchorage Capital CLO 7 Ltd., Series 2015-7A,
Class AR2, (3-mo. CME Term SOFR at
1.09% Floor + 1.35%), 6.67%, 01/28/31
(a) (b)
12,150 12,067,081
Anchorage Capital CLO LLC, Series 2019-13A,
Class AR, (3-mo. CME Term SOFR at 1.10%
Floor + 1.36%), 6.68%, 04/15/34
(a) (b)
..... 4,260 4,262,245
Annisa CLO Ltd., Series 2016-2A, Class BR,
(3-mo. CME Term SOFR at 1.65% Floor +
1.91%), 7.23%, 07/20/31
(a) (b)
.......... 5,000 5,011,591
Apidos CLO XXV, Series 2016-25A, Class
A1R2, (3-mo. CME Term SOFR at 1.15%
Floor + 1.15%), 6.46%, 10/20/31
(a) (b)
..... 5,985 5,970,037
Aqua Finance Trust, Series 2021-A, Class A,
1.54%, 07/17/46
(b)
................. 1,556 1,391,049
ARI Fleet Lease Trust
(b)
Series 2022-A, Class A2, 3.12%, 01/15/31 . 4,413 4,385,552
Series 2024-A, Class A2, 5.30%, 11/15/32 . 3,123 3,116,260
Arm Master Trust LLC, Series 2021-T1, Class
A, 2.43%, 11/15/27
(b)
............... 730 701,963
AutoFlorence 2 SRL
(a)(d)
Series 2, Class C, (1-mo. EURIBOR +
1.15%), 5.00%, 12/24/44 .......... EUR 213 228,441
Series 2, Class D, (1-mo. EURIBOR +
2.35%), 6.20%, 12/24/44 .......... 114 122,347
Autonoria Spain
(a)(d)
Series 2021-SP, Class C, (1-mo. EURIBOR
+ 1.05%), 4.90%, 01/31/39 ......... 1,028 1,098,209
Series 2021-SP, Class D, (1-mo. EURIBOR
+ 1.55%), 5.40%, 01/31/39 ......... 392 415,741
Series 2021-SP, Class E, (1-mo. EURIBOR
+ 2.65%), 6.50%, 01/31/39 ......... 294 313,634
Series 2021-SP, Class F, (1-mo. EURIBOR +
3.90%), 7.75%, 01/31/39 .......... 49 51,714
Bain Capital CLO Ltd., Series 2024-1A, Class
A1, (3-mo. CME Term SOFR at 1.55% Floor
+ 1.55%), 6.87%, 04/16/37
(a) (b)
......... USD 3,370 3,359,092
Bain Capital Credit CLO Ltd., Series 2017-1A,
Class BR, (3-mo. CME Term SOFR at 1.50%
Floor + 1.76%), 7.08%, 07/20/30
(a) (b)
..... 1,350 1,348,534
Ballyrock CLO 19 Ltd., Series 2022-19A, Class
A1, (3-mo. CME Term SOFR at 1.33% Floor
+ 1.33%), 6.65%, 04/20/35
(a) (b)
......... 1,250 1,250,297
Ballyrock CLO Ltd., Series 2019-2A, Class
A1RR, (3-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 6.72%, 02/20/36
(a) (b)
..... 3,275 3,266,394
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Barings CLO Ltd.
(a)(b)
Series 2019-3A, Class A1R, (3-mo. CME
Term SOFR at 1.07% Floor + 1.33%),
6.65%, 04/20/31 ................ USD 900 $ 900,590
Series 2019-4A, Class A1, (3-mo. CME Term
SOFR at 1.59% Floor + 1.59%), 6.91%,
01/15/33 ..................... 550 550,456
Series 2020-4A, Class B, (3-mo. CME Term
SOFR at 1.55% Floor + 1.81%), 7.13%,
01/20/32 ..................... 5,650 5,649,462
Battalion CLO XX Ltd., Series 2021-20A, Class
A, (3-mo. CME Term SOFR at 1.18% Floor +
1.44%), 6.76%, 07/15/34
(a) (b)
.......... 4,500 4,499,662
Bavarian Sky SA, Series GE13, Class A, (1-mo.
EURIBOR + 0.43%), 4.29%, 03/20/32
(a) (d)
.. EUR 500 540,072
Benefit Street Partners CLO IV Ltd.,   (3-mo.
CME Term SOFR + 1.90%), 7.22%,
04/20/34
(a) (b)
..................... USD 1,000 1,000,178
Benefit Street Partners CLO V-B Ltd., Series
2018-5BA, Class A1A, (3-mo. CME Term
SOFR at 1.09% Floor + 1.35%), 6.67%,
04/20/31
(a) (b)
..................... 2,020 2,021,521
BHG Securitization Trust
(b)
Series 2021-A, Class A, 1.42%, 11/17/33 .. 169 161,579
Series 2022-B, Class A, 3.75%, 06/18/35 .. 149 148,855
BlueMountain CLO Ltd.
(a)(b)
Series 2018-2A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 7.27%,
08/15/31 ..................... 500 500,374
Series 2018-3A, Class A1R, (3-mo. CME
Term SOFR at 1.19% Floor + 1.19%),
6.51%, 10/25/30 ................ 2,000 1,999,987
BlueMountain Fuji US CLO III Ltd., Series 2017-
3A, Class A2, (3-mo. CME Term SOFR at
1.15% Floor + 1.41%), 6.73%, 01/15/30
(a) (b)
250 250,416
Brex Commercial Charge Card Master Trust,
Series 2024-1, Class A1, 6.05%, 07/15/27
(b)
413 413,242
Brignole Co. SRL, Series 2021, Class D, (1-mo.
EURIBOR + 1.60%), 5.45%, 07/24/36
(a) (d)
.. EUR 100 107,686
Bryant Park Funding Ltd., Series 2024-22A,
Class A1, (3-mo. CME Term SOFR at 1.62%
Floor + 1.62%), 6.93%, 04/15/37
(a) (b)
..... USD 1,500 1,499,887
Capital One Multi-Asset Execution Trust
Series 2005-B3, Class B3, (3-mo. CME Term
SOFR at 0.55% Floor + 0.81%), 6.13%,
05/15/28
(a)
.................... 2,240 2,237,369
Series 2022-A2, Class A, 3.49%, 05/15/27 . 4,595 4,502,828
Series 2023-A1, Class A, 4.42%, 05/15/28 . 100 98,747
Carlyle Global Market Strategies CLO Ltd.
(a)(b)
Series 2014-1A, Class A1R2, (3-mo. CME
Term SOFR at 0.97% Floor + 1.23%),
6.55%, 04/17/31 ................ 3,363 3,363,129
Series 2014-5A, Class A1RR, (3-mo. CME
Term SOFR at 1.14% Floor + 1.40%),
6.72%, 07/15/31 ................ 5,544 5,550,448
CarVal CLO IX-C Ltd., Series 2024-1A, Class
A, (3-mo. CME Term SOFR at 1.68% Floor +
1.68%), 7.00%, 04/20/37
(a) (b)
.......... 1,000 1,001,445
Cascade MH Asset Trust, Series 2021-MH1,
Class A1, 1.75%, 02/25/46
(b)
.......... 1,971 1,694,825
CBAM Ltd., Series 2019-9A, Class B2, (3-mo.
CME Term SOFR at 1.90% Floor + 2.16%),
7.48%, 02/12/30
(a) (b)
................ 3,500 3,472,207

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Low Duration Bond Portfolio
80
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Cedar Funding X CLO Ltd., Series 2019-10A,
Class BR, (3-mo. CME Term SOFR at 1.60%
Floor + 1.86%), 7.18%, 10/20/32
(a) (b)
..... USD 570 $ 568,283
Cedar Funding XI CLO Ltd., Series 2019-11A,
Class A2R, (3-mo. CME Term SOFR at
1.35% Floor + 1.61%), 6.95%, 05/29/32
(a) (b)
1,500 1,497,992
Chesapeake Funding II LLC
(b)
Series 2020-1A, Class B, 1.24%, 08/15/32 . 1,170 1,164,183
Series 2020-1A, Class C, 2.14%, 08/15/32 . 720 714,724
Series 2023-2A, Class A1, 6.16%, 10/15/35 4,563 4,590,464
CIFC Funding Ltd.
(a)(b)
Series 2013-2A, Class A1L2, (3-mo. CME
Term SOFR at 1.00% Floor + 1.26%),
6.56%, 10/18/30 ................ 1,951 1,951,335
Series 2013-3RA, Class A1, (3-mo. CME
Term SOFR at 0.98% Floor + 1.24%),
6.56%, 04/24/31 ................ 3,526 3,530,527
Series 2015-3A, Class BR, (3-mo. CME
Term SOFR at 1.15% Floor + 1.41%),
6.72%, 04/19/29 ................ 8,500 8,486,574
Series 2017-1A, Class ARR, (3-mo. CME
Term SOFR at 1.55% Floor + 1.55%),
6.83%, 04/21/37 ................ 2,405 2,406,146
Series 2021-4A, Class A, (3-mo. CME Term
SOFR at 1.05% Floor + 1.31%), 6.63%,
07/15/33 ..................... 5,000 5,003,813
Series 2021-4A, Class B, (3-mo. CME Term
SOFR at 1.58% Floor + 1.84%), 7.16%,
07/15/33 ..................... 500 499,827
CNH Equipment Trust, Series 2024-A, Class
A3, 4.77%, 06/15/29 ............... 5,360 5,325,861
College Ave Student Loans Trust, Series 2024-
A, Class A1B, (SOFR 30 day Average at
1.75% Floor + 1.75%), 7.07%, 06/25/54
(a) (b)
14,235 14,235,000
College Avenue Student Loans LLC
(a)(b)
Series 2021-A, Class A1, (1-mo. CME Term
SOFR at 1.10% Floor + 1.21%), 6.54%,
07/25/51 ..................... 273 270,510
Series 2021-B, Class A1, (1-mo. CME Term
SOFR at 0.80% Floor + 0.91%), 6.24%,
06/25/52 ..................... 3,748 3,635,888
Series 2023-A, Class A1, (SOFR 30 day
Average at 1.90% Floor + 1.90%), 7.22%,
05/25/55 ..................... 6,562 6,649,890
Compartment BL Consumer Credit
(a)(d)
Series 2024-1, Class A, (1-mo. EURIBOR +
0.63%), 4.48%, 09/25/41 .......... EUR 679 733,340
Series 2024-1, Class B, (1-mo. EURIBOR +
0.90%), 4.75%, 09/25/41 .......... 308 332,285
Compartment Driver UK Eight, Series 8, Class
A, (Sterling Overnight Index Average +
0.60%), 5.79%, 09/25/31
(a) (d)
.......... GBP 1,000 1,263,074
Credit Acceptance Auto Loan Trust, Series
2022-1A, Class A, 4.60%, 06/15/32
(b)
.... USD 11,180 11,080,109
Dowson plc
(a)(d)
Series 2021-2, Class C, (Sterling Overnight
Index Average + 1.60%), 6.80%, 10/20/28 GBP 1,138 1,437,974
Series 2022-1, Class C, (Sterling Overnight
Index Average + 2.25%), 7.45%, 01/20/29 1,151 1,462,493
Series 2022-1, Class D, (Sterling Overnight
Index Average + 2.70%), 7.90%, 01/20/29 601 763,010
Dryden 30 Senior Loan Fund, Series 2013-30A,
Class AR, (3-mo. CME Term SOFR at 0.82%
Floor + 1.08%), 6.39%, 11/15/28
(a) (b)
..... USD 782 780,132
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Dryden 36 Senior Loan Fund, Series 2014-36A,
Class AR3, (3-mo. CME Term SOFR at
1.02% Floor + 1.28%), 6.60%, 04/15/29
(a) (b)
USD 1,738 $ 1,738,812
Dryden 45 Senior Loan Fund, Series 2016-45A,
Class BR, (3-mo. CME Term SOFR at 1.70%
Floor + 1.96%), 7.28%, 10/15/30
(a) (b)
..... 3,150 3,155,815
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class BR, (3-mo. CME Term SOFR at 1.60%
Floor + 1.86%), 7.16%, 07/18/30
(a) (b)
..... 3,250 3,253,648
Dryden 65 CLO Ltd., Series 2018-65A, Class
B, (3-mo. CME Term SOFR at 1.60% Floor +
1.86%), 7.16%, 07/18/30
(a) (b)
.......... 500 501,259
Dryden 83 CLO Ltd., Series 2020-83A, Class
A, (3-mo. CME Term SOFR at 1.22% Floor +
1.48%), 6.78%, 01/18/32
(a) (b)
.......... 450 450,403
Dryden 87 CLO Ltd., Series 2021-87A, Class
A1, (3-mo. CME Term SOFR at 1.10% Floor
+ 1.36%), 6.68%, 05/20/34
(a) (b)
......... 750 750,568
EDvestinU Private Education Loan Issue No.
1 LLC, Series 2019-A, Class A, 3.58%,
11/25/38
(b)
...................... 2,883 2,770,069
EDvestinU Private Education Loan Issue No.
3 LLC, Series 2021-A, Class B, 3.50%,
11/25/50
(b)
...................... 640 511,443
ELFI Graduate Loan Program LLC
(b)
Series 2022-A, Class A, 4.51%, 08/26/47 .. 7,769 7,423,524
Series 2023-A, Class A, 6.37%, 02/04/48 .. 6,561 6,697,785
Elmwood CLO 26 Ltd., Series 2024-1A, Class
C, (3-mo. CME Term SOFR at 2.40% Floor +
2.40%), 7.69%, 04/18/37
(a) (b)
.......... 3,700 3,700,000
Elmwood CLO II Ltd., Series 2019-2A, Class
BR, (3-mo. CME Term SOFR at 1.65% Floor
+ 1.91%), 7.23%, 04/20/34
(a) (b)
......... 4,200 4,204,289
Enterprise Fleet Financing LLC
(b)
Series 2022-1, Class A2, 3.03%, 01/20/28 . 8,418 8,303,120
Series 2023-2, Class A2, 5.56%, 04/22/30 . 11,050 11,061,344
Series 2024-1, Class A2, 5.23%, 03/20/30 . 5,070 5,061,627
Series 2024-1, Class A3, 5.16%, 09/20/30 . 338 337,118
Fairstone Financial Issuance Trust I, Series
2020-1A, Class A, 2.51%, 10/20/39
(b)
.... CAD 6,400 4,622,191
FCT Noria, Series 2021-1, Class D, (1-mo.
EURIBOR + 1.50%), 5.35%, 10/25/49
(a) (d)
.. EUR 410 437,258
FCT Pixel, Series 2021-1, Class D, (3-mo.
EURIBOR + 1.75%), 5.69%, 02/25/38
(a) (d)
.. 141 150,787
Flatiron CLO 21 Ltd., Series 2021-1A, Class A1,
(3-mo. CME Term SOFR at 1.11% Floor +
1.37%), 6.68%, 07/19/34
(a) (b)
.......... USD 8,500 8,506,470
FNA VI LLC, Series 2021-1A, Class A, 1.35%,
01/10/32
(b)
...................... 253 233,662
Ford Credit Auto Owner Trust
(b)
Series 2023-1, Class A, 4.85%, 08/15/35 .. 19,328 19,217,303
Series 2023-2, Class A, 5.28%, 02/15/36 .. 14,278 14,446,389
Series 2024-1, Class A, 4.87%, 08/15/36 .. 8,704 8,686,199
Ford Credit Floorplan Master Owner Trust A
Series 2018-4, Class A, 4.06%, 11/15/30 .. 7,902 7,602,034
Series 2019-4, Class B, 2.64%, 09/15/26 .. 3,232 3,179,061
Series 2023-1, Class A1, 4.92%, 05/15/28
(b)
13,525 13,458,306
Series 2023-1, Class A2, (SOFR 30 day
Average + 1.25%), 6.57%, 05/15/28
(a) (b)
. 3,470 3,520,501
Series 2023-1, Class B, 5.31%, 05/15/28
(b)
. 3,960 3,937,849
Fortuna Consumer Loan ABS DAC
(a)(d)
Series 2024-1, Class B, (1-mo. EURIBOR +
1.35%), 5.21%, 02/18/34 .......... EUR 300 326,029
Series 2024-1, Class C, (1-mo. EURIBOR +
2.30%), 6.16%, 02/18/34 .......... 200 217,781

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Low Duration Bond Portfolio
Schedules of Investments
81
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Foundation Finance Trust
(b)
Series 2021-2A, Class A, 2.19%, 01/15/42 . USD 1,134 $ 1,042,538
Series 2024-1A, Class A, 5.50%, 12/15/49 . 4,591 4,590,486
Series 2024-1A, Class B, 5.95%, 12/15/49 . 511 511,000
FS Rialto Issuer LLC, Series 2022-FL6, Class
A, (1-mo. CME Term SOFR at 2.63% Floor +
2.58%), 7.91%, 08/17/37
(a) (b)
.......... 4,735 4,759,513
FT Santander Consumer Spain Auto
(d)
Series 2020-1, Class B, (3-mo. EURIBOR +
0.95%), 4.88%, 03/21/33
(a)
......... EUR 272 291,007
Series 2020-1, Class C, (3-mo. EURIBOR +
1.95%), 5.88%, 03/21/33
(a)
......... 82 87,820
Series 2020-1, Class D, 3.50%, 03/21/33 .. 136 141,206
Galaxy XXVII CLO Ltd., Series 2018-27A, Class
A, (3-mo. CME Term SOFR at 1.02% Floor +
1.28%), 6.61%, 05/16/31
(a) (b)
.......... USD 8,393 8,395,095
GM Financial Revolving Receivables Trust
(b)
Series 2023-2, Class A, 5.77%, 08/11/36 .. 7,487 7,729,355
Series 2024-1, Class A, 4.98%, 12/11/36 .. 3,342 3,356,126
GoldenTree Loan Management US CLO 4
Ltd., Series 2019-4A, Class BR, (3-mo.
CME Term SOFR at 1.60% Floor + 1.86%),
7.18%, 04/24/31
(a) (b)
................ 400 400,365
GoldenTree Loan Opportunities X Ltd., Series
2015-10A, Class AR, (3-mo. CME Term
SOFR at 1.12% Floor + 1.38%), 6.70%,
07/20/31
(a) (b)
..................... 4,572 4,576,974
GoldenTree Loan Opportunities XI Ltd., Series
2015-11A, Class AR2, (3-mo. CME Term
SOFR at 1.07% Floor + 1.33%), 6.63%,
01/18/31
(a) (b)
..................... 1,951 1,953,554
GoldentTree Loan Management US CLO 1 Ltd.,
Series 2021-11A, Class A, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%), 6.71%,
10/20/34
(a) (b)
..................... 655 655,567
Goldman Home Improvement Trust Issuer
Trust, Series 2022-GRN2, Class A, 6.80%,
10/25/52
(b)
...................... 2,376 2,385,456
GoodLeap Sustainable Home Solutions Trust
(b)
Series 2022-2CS, Class A, 4.00%, 04/20/49 1,263 1,127,700
Series 2022-3CS, Class A, 4.95%, 07/20/49 820 769,744
Series 2023-3C, Class A, 6.50%, 07/20/55 . 3,010 3,105,785
Gracie Point International Funding, Series
2023-1A, Class D, (SOFR90A + 4.50%),
9.86%, 09/01/26
(a) (b)
................ 285 289,859
Gracie Point International Funding LLC
(a)(b)
Series 2023-2A, Class A, (SOFR90A at
2.25% Floor + 2.25%), 7.61%, 03/01/27 1,552 1,570,718
Series 2024-1A, Class A, (SOFR90A at
1.70% Floor + 1.70%), 7.06%, 03/01/28 6,180 6,195,936
Hill FL
(a)(d)
Series 2024-1FL, Class B, (1-mo. EURIBOR
+ 1.10%), 4.94%, 02/18/32 ......... EUR 200 216,600
Series 2024-1FL, Class C, (1-mo. EURIBOR
+ 2.05%), 5.89%, 02/18/32 ......... 100 108,657
Series 2024-1FL, Class D, (1-mo. EURIBOR
+ 3.20%), 7.04%, 02/18/32 ......... 100 108,103
Hipgnosis Music Assets LP, Series 2022-1,
Class A, 5.00%, 05/16/62
(b)
........... USD 2,131 2,049,982
John Deere Owner Trust, Series 2023-B, Class
A3, 5.18%, 03/15/28 ............... 6,776 6,777,302
LCM XXIII Ltd., Series 23A, Class A2R, (3-mo.
CME Term SOFR at 1.65% Floor + 1.91%),
7.23%, 10/20/29
(a) (b)
................ 485 484,956
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Litigation Systems, Inc., Series 2020-1, Class A,
4.00%, 10/30/27
(e)
................. USD 1,111 $ 1,096,247
Loanpal Solar Loan Ltd.
(b)
Series 2020-2GF, Class A, 2.75%, 07/20/47 1,697 1,368,867
Series 2021-1GS, Class A, 2.29%, 01/20/48 2,624 2,105,074
Series 2021-2GS, Class A, 2.22%, 03/20/48 5,239 4,074,001
Logan CLO I Ltd., Series 2021-1A, Class A,
(3-mo. CME Term SOFR at 1.16% Floor +
1.42%), 6.74%, 07/20/34
(a) (b)
.......... 1,755 1,756,231
Long Point Park CLO Ltd., Series 2017-1A,
Class A2, (3-mo. CME Term SOFR at 1.38%
Floor + 1.64%), 6.95%, 01/17/30
(a) (b)
..... 1,140 1,140,331
LT Autorahoitus V DAC
(a)(d)
Series 5, Class A, (1-mo. EURIBOR +
0.58%), 4.46%, 05/18/35 .......... EUR 600 647,761
Series 5, Class B, (1-mo. EURIBOR +
0.90%), 4.78%, 05/18/35 .......... 400 431,786
Madison Park Funding XIX Ltd., Series 2015-
19A, Class BR3, (3-mo. CME Term SOFR at
2.25% Floor + 2.25%), 7.57%, 01/22/37
(a) (b)
USD 10,750 10,748,548
Madison Park Funding XLVI Ltd., Series 2020-
46A, Class B1R, (3-mo. CME Term SOFR at
1.65% Floor + 1.91%), 7.23%, 10/15/34
(a) (b)
2,300 2,293,283
Madison Park Funding XXV Ltd., Series 2017-
25A, Class A2R, (3-mo. CME Term SOFR at
1.65% Floor + 1.91%), 7.24%, 04/25/29
(a) (b)
5,550 5,550,460
Madison Park Funding XXVIII Ltd., Series 2018-
28A, Class B, (3-mo. CME Term SOFR at
1.60% Floor + 1.86%), 7.18%, 07/15/30
(a) (b)
1,000 1,000,804
Madison Park Funding XXXIV Ltd., Series
2019-34A, Class BR, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 7.24%,
04/25/32
(a) (b)
..................... 1,500 1,500,615
Madison Park Funding XXXV Ltd., Series 2019-
35A, Class BR, (3-mo. CME Term SOFR at
1.40% Floor + 1.66%), 6.98%, 04/20/32
(a) (b)
250 249,545
Madison Park Funding XXXVIII Ltd., Series
2021-38A, Class A, (3-mo. CME Term
SOFR at 1.12% Floor + 1.38%), 6.70%,
07/17/34
(a) (b)
..................... 3,000 3,001,800
Mariner CLO LLC, Series 2016-3A, Class AR3,
(3-mo. CME Term SOFR at 1.59% Floor +
1.59%), 6.90%, 01/23/37
(a) (b)
.......... 800 802,689
Mariner Finance Issuance Trust
(b)
Series 2020-AA, Class A, 2.19%, 08/21/34 . 1,509 1,487,367
Series 2022-AA, Class A, 6.45%, 10/20/37 . 1,250 1,253,085
Marzio Finance SRL, Series 2024-14, Class
A, (1-mo. EURIBOR + 0.88%), 4.73%,
05/28/49
(a) (d)
..................... EUR 415 448,721
Mill City Solar Loan Ltd., Series 2019-2GS,
Class A, 3.69%, 07/20/43
(b)
........... USD 7,692 6,877,981
MMAF Equipment Finance LLC, Series 2024-A,
Class A3, 4.95%, 07/14/31
(b)
.......... 1,796 1,789,611
Mosaic Solar Loan Trust
(b)
Series 2019-2A, Class A, 2.88%, 09/20/40 . 198 176,134
Series 2020-2A, Class B, 2.21%, 08/20/46 . 877 706,457
Series 2021-1A, Class B, 2.05%, 12/20/46 . 549 430,939
Series 2022-1A, Class B, 3.16%, 01/20/53 . 3,958 3,220,974
Series 2022-2A, Class A, 4.38%, 01/21/53 . 427 403,050
Navient Private Education Loan Trust, Series
2020-A, Class A2B, (1-mo. CME Term SOFR
+ 1.01%), 6.34%, 11/15/68
(a) (b)
......... 815 809,565
Navient Private Education Refi Loan Trust
(b)
Series 2019-CA, Class A2, 3.13%, 02/15/68 1,289 1,239,620

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Low Duration Bond Portfolio
82
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-EA, Class A2B, (1-mo. CME
Term SOFR + 1.03%), 6.36%, 05/15/68
(a)
USD 4,838 $ 4,812,579
Series 2019-GA, Class A, 2.40%, 10/15/68 548 514,848
Series 2020-IA, Class A1B, (1-mo. CME
Term SOFR at 1.00% Floor + 1.11%),
6.44%, 04/15/69
(a)
............... 8,421 8,379,350
Series 2021-A, Class A, 0.84%, 05/15/69 .. 928 813,878
Series 2021-DA, Class A, (US Prime Rate -
1.99%), 6.51%, 04/15/60
(a)
......... 6,415 6,168,157
Navient Student Loan Trust
(b)
Series 2018-EA, Class A2, 4.00%, 12/15/59 466 456,836
Series 2023-BA, Class A1B, (SOFR 30 day
Average + 1.70%), 7.02%, 03/15/72
(a)
.. 3,856 3,889,475
Navistar Financial Dealer Note Master Owner
Trust II, Series 2023-1, Class A, 6.18%,
08/25/28
(b)
...................... 2,045 2,060,961
Nelnet Student Loan Trust
(b)
Series 2021-A, Class APT2, 1.36%,
04/20/62 ..................... 11,165 10,093,842
Series 2021-A, Class D, 4.93%, 04/20/62 . 1,150 958,225
Series 2021-BA, Class AFL, (1-mo. CME
Term SOFR + 0.89%), 6.22%, 04/20/62
(a)
7,278 7,220,124
Series 2021-BA, Class AFX, 1.42%,
04/20/62 ..................... 5,903 5,370,960
Series 2021-CA, Class AFL, (1-mo. CME
Term SOFR + 0.85%), 6.18%, 04/20/62
(a)
7,865 7,800,294
Series 2023-PL1A, Class A1B, 7.15%,
11/25/53 ..................... 4,819 4,821,302
Neuberger Berman CLO XVII Ltd., Series 2014-
17A, Class BR2, (3-mo. CME Term SOFR at
1.50% Floor + 1.76%), 7.08%, 04/22/29
(a) (b)
5,300 5,310,802
Neuberger Berman Loan Advisers CLO 25
Ltd., Series 2017-25A, Class AR, (3-mo.
CME Term SOFR at 0.93% Floor + 1.19%),
6.49%, 10/18/29
(a) (b)
................ 3,181 3,181,373
Neuberger Berman Loan Advisers CLO 35
Ltd., Series 2019-35A, Class CR, (3-mo.
CME Term SOFR at 2.30% Floor + 2.30%),
7.64%, 01/19/33
(a) (b)
................ 2,050 2,069,398
Neuberger Berman Loan Advisers CLO 42 Ltd.,
Series 2021-42A, Class A, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%), 6.68%,
07/16/35
(a) (b)
..................... 4,000 4,003,112
NewDay Funding
(a)(d)
Series 2024-1X, Class A, (Sterling Overnight
Index Average + 1.18%), 0.00%, 03/15/32 GBP 534 674,426
Series 2024-1X, Class B, (Sterling Overnight
Index Average + 1.65%), 0.00%, 03/15/32 208 262,698
Series 2024-1X, Class C, (Sterling Overnight
Index Average + 2.40%), 0.00%, 03/15/32 147 185,657
Newday Funding Master Issuer plc, Series
2021-3X, Class B, (Sterling Overnight Index
Average + 1.35%), 6.55%, 11/15/29
(a) (d)
... 677 854,262
Oaktree CLO Ltd., Series 2022-2A, Class A1R,
(3-mo. CME Term SOFR at 1.55% Floor +
1.55%), 6.86%, 07/15/33
(a) (b)
.......... USD 3,890 3,893,194
OCP CLO Ltd.
(a)(b)
Series 2014-7A, Class A1RR, (3-mo. CME
Term SOFR + 1.38%), 6.70%, 07/20/29 . 1,468 1,468,167
Series 2017-13A, Class A1AR, (3-mo. CME
Term SOFR at 0.96% Floor + 1.22%),
6.54%, 07/15/30 ................ 3,769 3,771,392
Octagon Investment Partners 30 Ltd., Series
2017-1A, Class BR, (3-mo. CME Term
SOFR + 2.21%), 7.53%, 03/17/30
(a) (b)
.... 4,200 4,200,081
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Octagon Investment Partners 33 Ltd., Series
2017-1A, Class A1, (3-mo. CME Term
SOFR at 1.19% Floor + 1.45%), 6.77%,
01/20/31
(a) (b)
..................... USD 2,016 $ 2,016,793
Octagon Investment Partners 48 Ltd., Series
2020-3A, Class AR, (3-mo. CME Term
SOFR at 1.15% Floor + 1.41%), 6.73%,
10/20/34
(a) (b)
..................... 1,000 999,600
Octagon Investment Partners XV Ltd., Series
2013-1A, Class A2R, (3-mo. CME Term
SOFR + 1.61%), 6.92%, 07/19/30
(a) (b)
.... 1,750 1,749,359
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A2R2, (3-mo. CME Term
SOFR + 1.36%), 6.69%, 01/25/31
(a) (b)
.... 1,750 1,750,300
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 6.72%, 07/02/35
(a) (b)
..... 850 850,496
OHA Credit Funding 6 Ltd., Series 2020-6A,
Class AR, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 6.72%, 07/20/34
(a) (b)
..... 2,000 2,001,317
OneMain Financial Issuance Trust
(b)
Series 2023-1A, Class A, 5.50%, 06/14/38 . 6,047 6,137,430
Series 2023-2A, Class A2, (SOFR 30 day
Average + 1.50%), 6.82%, 09/15/36
(a)
.. 5,382 5,468,033
Pagaya AI Technology in Housing Trust, Series
2023-1, Class A, 3.60%, 10/25/40
(b)
..... 4,911 4,524,496
Palmer Square CLO Ltd., Series 2013-2A,
Class A1A3, (3-mo. CME Term SOFR at
1.00% Floor + 1.26%), 6.58%, 10/17/31
(a) (b)
2,958 2,960,173
Park Avenue Institutional Advisers CLO Ltd.,
Series 2018-1A, Class A1BR, (3-mo. CME
Term SOFR at 1.25% Floor + 1.51%),
6.83%, 10/20/31
(a) (b)
................ 10,000 10,019,012
PCL Funding VI plc, Series 2022-1, Class B,
(Sterling Overnight Index Average + 3.10%),
8.30%, 07/15/26
(a) (d)
................ GBP 1,400 1,772,788
PFS Financing Corp.
(b)
Series 2021-A, Class A, 0.71%, 04/15/26 .. USD 3,300 3,293,125
Series 2023-A, Class A, 5.80%, 03/15/28 .. 7,736 7,818,575
Pikes Peak CLO 11, Series 2022-11A, Class
A1, (3-mo. CME Term SOFR at 1.95% Floor
+ 1.95%), 7.27%, 07/25/34
(a) (b)
......... 7,000 7,043,739
Porsche Financial Auto Securitization
Trust, Series 2023-2A, Class A3, 5.79%,
01/22/29
(b)
...................... 4,255 4,301,496
Prodigy Finance DAC, Series 2021-1A, Class A,
(1-mo. CME Term SOFR + 1.36%), 6.69%,
07/25/51
(a) (b)
..................... 1,072 1,064,108
Progress Residential Trust, Series 2021-
SFR10, Class A, 2.39%, 12/17/40
(b)
..... 3,500 3,107,021
Rad CLO 7 Ltd.
(a)(b)
Series 2020-7A, Class A1R, (3-mo. CME
Term SOFR at 1.35% Floor + 1.35%),
6.68%, 04/17/36 ................ 2,380 2,377,071
Series 2020-7A, Class B1R, (3-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
7.23%, 04/17/36 ................ 2,000 1,999,800
Recette CLO Ltd., Series 2015-1A, Class ARR,
(3-mo. CME Term SOFR at 1.08% Floor +
1.34%), 6.66%, 04/20/34
(a) (b)
.......... 10,000 9,991,025
Red & Black Auto Germany 8 UG, Series 8,
Class C, (1-mo. EURIBOR + 0.95%), 4.81%,
09/15/30
(a) (d)
..................... EUR 235 250,842

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Low Duration Bond Portfolio
Schedules of Investments
83
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Red & Black Auto Italy SRL, Series 1, Class
D, (1-mo. EURIBOR + 2.85%), 6.68%,
12/28/31
(a) (d)
..................... EUR 359 $ 384,140
Regatta XXVII Funding Ltd., Series 2024-1A,
Class A1, (3-mo. CME Term SOFR at 1.53%
Floor + 1.53%), 6.83%, 04/26/37
(a) (b)
..... USD 1,500 1,499,975
Regional Management Issuance Trust
(b)
Series 2020-1, Class A, 2.34%, 10/15/30 .. 1,214 1,192,600
Series 2021-1, Class A, 1.68%, 03/17/31 .. 1,289 1,248,891
Series 2021-2, Class A, 1.90%, 08/15/33 .. 3,076 2,756,767
Series 2022-2B, Class A, 7.10%, 11/17/32 . 1,450 1,464,439
Republic Finance Issuance Trust, Series 2021-
A, Class A, 2.30%, 12/22/31
(b)
......... 1,307 1,249,040
RevoCar UG, Series 2024-1, Class A, (1-mo.
EURIBOR + 0.56%), 0.00%, 02/21/37
(a) (d)
.. EUR 600 647,632
RMIT Cash Management LLC, Series 2021-3,
Class A, 3.88%, 10/17/33
(b) (e)
.......... USD 4,470 4,073,511
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-3A, Class A, (3-mo. CME Term
SOFR at 1.19% Floor + 1.45%), 6.77%,
10/20/30 ..................... 1,812 1,812,774
Series 2021-1A, Class A1, (3-mo. CME Term
SOFR at 1.17% Floor + 1.43%), 6.75%,
07/20/34 ..................... 10,750 10,752,365
RR LLC, Series 2017-1A, Class A1AB, (3-mo.
CME Term SOFR at 1.15% Floor + 1.41%),
6.73%, 07/15/35
(a) (b)
................ 5,500 5,506,107
Santander Drive Auto Receivables Trust, Series
2023-5, Class A3, 6.02%, 09/15/28 ...... 10,930 11,045,834
Satus plc
(a)(d)
Series 2021-1, Class D, (Sterling Overnight
Index Average + 1.90%), 7.10%, 08/17/28 GBP 200 253,043
Series 2021-1, Class E, (Sterling Overnight
Index Average + 3.20%), 8.40%, 08/17/28 167 211,850
SC Germany SA Compartment Consumer
(a)(d)
Series 2020-1, Class C, (1-mo. EURIBOR +
1.75%), 5.60%, 11/14/34 ........... EUR 1,174 1,268,879
Series 2020-1, Class D, (1-mo. EURIBOR +
2.50%), 6.35%, 11/14/34 ........... 482 519,594
Service Experts Issuer LLC, Series 2021-1A,
Class A, 2.67%, 02/02/32
(b)
........... USD 1,197 1,116,716
Sesac Finance LLC
(b)
Series 2019-1, Class A2, 5.22%, 07/25/49 . 2,922 2,848,292
Series 2022-1, Class A2, 5.50%, 07/25/52 . 214 208,935
Shackleton CLO Ltd., Series 2015-7RA, Class
AR, (3-mo. CME Term SOFR at 1.15% Floor
+ 1.41%), 6.73%, 07/15/31
(a) (b)
......... 3,462 3,467,908
Signal Peak CLO 8 Ltd., Series 2020-8A, Class
B, (3-mo. CME Term SOFR at 1.65% Floor +
1.91%), 7.23%, 04/20/33
(a) (b)
.......... 2,500 2,499,773
SLM Private Credit Student Loan Trust
(a)
Series 2004-A, Class A3, (3-mo. CME Term
SOFR at 0.40% Floor + 0.66%), 5.99%,
06/15/33 ..................... 399 396,057
Series 2005-A, Class A4, (3-mo. CME Term
SOFR at 0.31% Floor + 0.57%), 5.90%,
12/15/38 ..................... 4,376 4,303,536
Series 2005-B, Class A4, (3-mo. CME Term
SOFR at 0.33% Floor + 0.59%), 5.92%,
06/15/39 ..................... 3,979 3,892,770
Series 2007-A, Class A4A, (3-mo. CME Term
SOFR at 0.24% Floor + 0.50%), 5.83%,
12/16/41 ..................... 2,522 2,483,216
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
SLM Private Education Loan Trust, Series
2010-C, Class A5, (1-mo. CME Term
SOFR at 4.75% Floor + 4.86%), 10.19%,
10/15/41
(a) (b)
..................... USD 12,679 $ 13,617,333
SLM Student Loan Trust, Series 2013-4, Class
A, (SOFR 30 day Average at 0.55% Floor +
0.66%), 5.98%, 06/25/43
(a)
........... 3,032 2,998,324
SMB Private Education Loan Trust
(b)
Series 2020-A, Class A2B, (1-mo. CME Term
SOFR + 0.94%), 6.27%, 09/15/37
(a)
... 710 705,332
Series 2021-A, Class APL, (1-mo. CME Term
SOFR + 0.84%), 6.17%, 01/15/53
(a)
... 10,124 9,842,716
Series 2021-A, Class B, 2.31%, 01/15/53 .. 3,697 3,450,298
Series 2021-C, Class APT1, 1.39%,
01/15/53 ..................... 4,346 3,832,663
Series 2021-C, Class D, 3.93%, 01/15/53 . 281 255,096
Series 2023-A, Class A1B, (SOFR 30 day
Average at 1.50% Floor + 1.50%), 6.82%,
01/15/53
(a)
.................... 4,310 4,349,493
Series 2023-B, Class A1B, (SOFR 30 day
Average at 1.80% Floor + 1.80%), 7.12%,
10/16/56
(a)
.................... 11,518 11,742,145
Series 2024-A, Class A1B, (SOFR 30 day
Average at 1.45% Floor + 1.45%), 6.77%,
03/15/56
(a)
.................... 10,243 10,284,971
SoFi Personal Loan Trust
(b)
  0.00%, 10/15/30 ................. 47 2,698,413
  6.00%, 11/12/30 ................. 1,984 1,984,626
  6.06%, 02/12/31 ................. 5,417 5,416,763
SoFi Professional Loan Program LLC
(b)
Series 2018-A, Class A2B, 2.95%, 02/25/42 934 911,018
Series 2019-A, Class A2FX, 3.69%,
06/15/48 ..................... 1,497 1,444,321
SoFi Professional Loan Program Trust
(b)
Series 2018-C, Class A2FX, 3.59%,
01/25/48 ..................... 969 940,268
Series 2020-A, Class A2FX, 2.54%,
05/15/46 ..................... 5,848 5,495,013
Series 2021-A, Class AFX, 1.03%, 08/17/43 540 462,550
Sound Point CLO XV Ltd., Series 2017-1A,
Class CR, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 7.63%, 01/23/29
(a) (b)
..... 1,500 1,500,165
Soundview Home Loan Trust, Series 2003-2,
Class A2, (1-mo. CME Term SOFR at 0.65%
Floor + 1.41%), 6.74%, 11/25/33
(a)
...... 463 464,048
SpringCastle America Funding LLC, Series
2020-AA, Class A, 1.97%, 09/25/37
(b)
.... 3,608 3,347,884
Sunrise Spv 95 Srl, Series 2024-1, Class
A1, (1-mo. EURIBOR + 0.80%), 4.69%,
03/27/49
(a) (d)
..................... EUR 300 324,178
TAGUS - Sociedade de Titularizacao de
Creditos SA, Series 2, Class D, (1-mo.
EURIBOR + 2.85%), 6.70%, 09/23/38
(a) (d)
.. 571 591,687
TCI-Symphony CLO Ltd., Series 2017-1A,
Class AR, (3-mo. CME Term SOFR at 0.93%
Floor + 1.19%), 6.51%, 07/15/30
(a) (b)
..... USD 849 848,908
TICP CLO VII Ltd., Series 2017-7A, Class BR2,
(3-mo. CME Term SOFR at 1.90% Floor +
1.90%), 6.96%, 04/15/33
(a) (b)
.......... 1,315 1,313,397
TICP CLO XI Ltd., Series 2018-11A, Class AR,
(3-mo. CME Term SOFR at 1.53% Floor +
1.53%), 0.00%, 04/25/37
(a) (b)
.......... 1,420 1,420,000
Toyota Auto Loan Extended Note Trust, Series
2023-1A, Class A, 4.93%, 06/25/36
(b)
.... 20,136 20,167,203

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Low Duration Bond Portfolio
84
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Trestles CLO V Ltd., Series 2021-5A, Class A1,
(3-mo. CME Term SOFR at 1.17% Floor +
1.43%), 6.75%, 10/20/34
(a) (b)
.......... USD 9,500 $ 9,504,100
Trinitas CLO IV Ltd., Series 2016-4A, Class
A2L2, (3-mo. CME Term SOFR at 1.40%
Floor + 1.66%), 6.96%, 10/18/31
(a) (b)
..... 1,250 1,248,902
Trinitas CLO XII Ltd., Series 2020-12A, Class
A1R, (3-mo. CME Term SOFR at 1.37%
Floor + 1.37%), 6.69%, 04/25/33
(a) (b)
..... 5,000 5,000,959
Verizon Master Trust
Series 2024-1, Class A1A, 5.00%, 12/20/28 13,918 13,875,658
Series 2024-2, Class A, 4.83%, 12/22/31
(b)
. 1,568 1,566,759
Volkswagen Auto Loan Enhanced Trust, Series
2021-1, Class A3, 1.02%, 06/22/26 ...... 12,906 12,604,866
Voya CLO Ltd.
(a)(b)
Series 2017-1A, Class A1R, (3-mo. CME
Term SOFR + 1.21%), 6.53%, 04/17/30 . 1,282 1,281,730
Series 2018-4A, Class BR, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.23%, 01/15/32 ................ 750 747,885
Wind River CLO Ltd., Series 2013-1A, Class
A1RR, (3-mo. CME Term SOFR at 0.98%
Floor + 1.24%), 6.56%, 07/20/30
(a) (b)
..... 903 902,607
Total Asset-Backed Securities — 18 .5%
(Cost: $ 864,672,536 ) .............................. 854,825,516
Corporate Bonds
Aerospace & Defense — 1.6%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(b)
.. 106 106,816
BAE Systems plc, 5.00%, 03/26/27
(b)
...... 4,930 4,919,977
Boeing Co. (The), 2.20%, 02/04/26 ....... 13,233 12,388,725
Bombardier, Inc.
(b)
7.13% , 06/15/26 .................. 371 376,340
7.88% , 04/15/27 .................. 204 204,143
6.00% , 02/15/28 .................. 392 385,600
7.50% , 02/01/29 .................. 9 9,268
8.75% , 11/15/30 .................. 217 231,707
7.25% , 07/01/31 .................. 132 132,269
BWX Technologies, Inc.
(b)
4.13% , 06/30/28 .................. 174 162,223
4.13% , 04/15/29 .................. 120 110,723
Castlelake Aviation Finance DAC, 5.00%,
04/15/27
(b)
..................... 11 10,595
Embraer Netherlands Finance BV, 7.00%,
07/28/30
(b)
..................... 200 208,690
L3Harris Technologies, Inc.
3.83% , 04/27/25 .................. 2,013 1,978,690
5.40% , 01/15/27 .................. 11,939 12,024,187
4.40% , 06/15/28 .................. 3,107 3,022,011
5.05% , 06/01/29 .................. 5,280 5,263,130
Lockheed Martin Corp.
5.10% , 11/15/27 .................. 2,389 2,416,320
4.50% , 02/15/29 .................. 12,170 12,054,609
Northrop Grumman Corp., 4.60%, 02/01/29 .. 1,056 1,044,024
RTX Corp.
2.65% , 11/01/26 .................. 1,380 1,300,414
5.75% , 11/08/26 .................. 9,514 9,660,237
5.75% , 01/15/29 .................. 3,795 3,926,762
Spirit AeroSystems, Inc.
(b)
9.38% , 11/30/29 .................. 214 233,428
9.75% , 11/15/30 .................. 215 240,492
TransDigm, Inc.
(b)
6.75% , 08/15/28 .................. 908 919,984
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
6.38% , 03/01/29 .................. USD 1,502 $ 1,506,675
74,838,039
Automobile Components — 0.2%
Aptiv plc, 2.40%, 02/18/25 ............ 4,662 4,525,348
Champions Financing, Inc., 8.75%, 02/15/29
(b)
142 148,766
Clarios Global LP
(b)
6.75% , 05/15/25 .................. 1,275 1,276,135
6.25% , 05/15/26 .................. 134 133,932
6.75% , 05/15/28 .................. 372 377,069
Icahn Enterprises LP
6.25% , 05/15/26 .................. 167 161,209
5.25% , 05/15/27 .................. 198 178,941
9.75% , 01/15/29
(b)
................. 115 120,037
4.38% , 02/01/29 .................. 168 143,236
Phinia, Inc., 6.75%, 04/15/29
(b)
.......... 60 60,579
Tenneco, Inc., 8.00%, 11/17/28
(b)
........ 126 114,967
7,240,219
Automobiles — 0.5%
Hyundai Capital America
(b)
1.65% , 09/17/26 .................. 6,889 6,301,067
5.25% , 01/08/27 .................. 10,720 10,710,371
Nissan Motor Acceptance Co. LLC, 7.05%,
09/15/28
(b)
..................... 3,056 3,194,384
Traton Finance Luxembourg SA, 3.75%,
03/27/27
(d)
..................... EUR 3,600 3,886,967
24,092,789
Banks — 6.9%
Banco de Sabadell SA
(a)(d)
(1-Year EUR Swap Annual + 0.97%),
0.63% , 11/07/25 ................ 500 528,962
(1-Year EUR Swap Annual + 1.60%),
4.00% , 01/15/30 ................ 1,000 1,093,242
Bank of America Corp.
(a)
(1-day SOFR + 0.65%), 1.53% , 12/06/25 . USD 13,933 13,541,400
(1-day SOFR + 1.15%), 1.32% , 06/19/26 . 10,487 9,968,529
(1-day SOFR + 1.01%), 1.20% , 10/24/26 . 9,806 9,178,081
(1-day SOFR + 1.34%), 5.93% , 09/15/27 . 15,000 15,201,073
(1-day SOFR + 1.05%), 2.55% , 02/04/28 . 4,875 4,531,406
(1-day SOFR + 1.63%), 5.20% , 04/25/29 . 1,967 1,968,862
(1-day SOFR + 1.57%), 5.82% , 09/15/29 . 14,469 14,835,627
(3-mo. CME Term SOFR + 1.47%), 3.97% ,
02/07/30 ..................... 1,958 1,855,485
Banque Stellantis France SACA, 0.00%,
01/22/25
(d)
..................... EUR 500 523,400
Barclays Bank plc, Series MSFT, 1.00%,
02/16/29
(f)
..................... USD 129 138,856
Barclays plc
(a)
(3-mo. LIBOR USD + 1.61%), 3.93% ,
05/07/25 ..................... 4,328 4,319,211
(1-day SOFR + 2.21%), 5.83% , 05/09/27 . 2,699 2,704,731
(1-day SOFR + 1.74%), 5.69% , 03/12/30 . 3,525 3,543,351
BPCE SA, 3.38%, 12/02/26 ............ 2,786 2,676,356
Citigroup, Inc.
3.40% , 05/01/26 .................. 633 609,484
(3-mo. CME Term SOFR + 1.82%), 3.89% ,
01/10/28
(a)
.................... 1,491 1,437,727
(1-day SOFR + 1.28%), 3.07% , 02/24/28
(a)
22,175 20,858,288
(3-mo. CME Term SOFR + 1.65%), 3.67% ,
07/24/28
(a)
.................... 1,296 1,231,830
(3-mo. CME Term SOFR + 1.41%), 3.52% ,
10/27/28
(a)
.................... 1,472 1,387,975
(1-day SOFR + 1.36%), 5.17% , 02/13/30
(a)
12,100 12,043,540
HSBC Holdings plc
(a)
(1-day SOFR + 1.10%), 2.25% , 11/22/27 . 252 232,252

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Low Duration Bond Portfolio
Schedules of Investments
85
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 3.35%), 7.39% , 11/03/28 . USD 1,032 $ 1,097,959
(1-day SOFR + 1.97%), 6.16% , 03/09/29 . 8,338 8,566,943
HSBC USA, Inc., 5.29%, 03/04/27 ....... 9,192 9,245,443
ING Groep NV, (1-day SOFR + 1.01%), 1.73%,
04/01/27
(a)
..................... 1,015 942,090
JPMorgan Chase & Co.
(a)
(1-day SOFR + 0.61%), 1.56% , 12/10/25 . 1,615 1,570,150
(1-day SOFR + 1.85%), 2.08% , 04/22/26 . 1,317 1,269,012
(1-day SOFR + 0.89%), 1.58% , 04/22/27 . 7,587 7,034,020
(1-day SOFR + 1.19%), 5.04% , 01/23/28 . 4,975 4,957,845
(1-day SOFR + 1.99%), 4.85% , 07/25/28 . 3,792 3,760,022
(1-day SOFR + 1.45%), 5.30% , 07/24/29 . 3,350 3,374,887
(1-day SOFR + 1.57%), 6.09% , 10/23/29 . 7,520 7,817,883
(1-day SOFR + 1.31%), 5.01% , 01/23/30 . 19,640 19,559,554
KBC Group NV, (3-mo. EURIBOR + 1.30%),
4.25%, 11/28/29
(a) (d)
............... EUR 2,300 2,540,238
Mitsubishi UFJ Financial Group, Inc., (1-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 1.70%), 4.79%,
07/18/25
(a)
..................... USD 8,120 8,091,700
Mizuho Financial Group, Inc., 0.52%, 06/10/24
(d)
EUR 901 965,735
Morgan Stanley Bank NA, (1-day SOFR +
1.08%), 4.95%, 01/14/28
(a)
........... USD 29,961 29,837,592
NatWest Group plc, (1-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.85%), 7.47%, 11/10/26
(a)
........... 5,711 5,865,925
Royal Bank of Canada
4.88% , 01/19/27 .................. 2,863 2,856,738
6.00% , 11/01/27 .................. 525 542,594
Sumitomo Mitsui Financial Group, Inc., 5.46%,
01/13/26 ...................... 600 602,020
Toronto-Dominion Bank (The)
0.38% , 04/25/24
(d)
................. EUR 2,625 2,825,722
5.52% , 07/17/28 .................. USD 4,233 4,323,057
Truist Financial Corp.
(a)
(1-day SOFR + 2.05%), 6.05% , 06/08/27 . 13,393 13,573,766
(1-day SOFR + 1.62%), 5.44% , 01/24/30 . 3,857 3,852,501
US Bancorp, (1-day SOFR + 1.56%), 5.38%,
01/23/30
(a)
..................... 2,140 2,149,453
Wells Fargo & Co.
(a)
(1-day SOFR + 1.74%), 5.57% , 07/25/29 . 15,000 15,177,783
(1-day SOFR + 1.79%), 6.30% , 10/23/29 . 5,862 6,105,508
(1-day SOFR + 1.50%), 5.20% , 01/23/30 . 9,475 9,455,027
Westpac Banking Corp., 4.18%, 05/22/28
(b)
.. 17,040 16,655,053
319,025,888
Biotechnology — 0.4%
AbbVie, Inc.
1.25% , 06/01/24 .................. EUR 920 988,101
4.80% , 03/15/29 .................. USD 14,256 14,276,917
Gilead Sciences, Inc.
2.95% , 03/01/27 .................. 795 755,886
1.20% , 10/01/27 .................. 595 526,943
16,547,847
Broadline Retail — 0.0%
(b)
ANGI Group LLC, 3.88%, 08/15/28 ....... 68 59,025
Go Daddy Operating Co. LLC, 3.50%, 03/01/29 159 143,402
LCM Investments Holdings II LLC, 4.88%,
05/01/29 ...................... 305 280,336
Match Group Holdings II LLC
4.63% , 06/01/28 .................. 426 402,022
4.13% , 08/01/30 .................. 27 24,023
908,808
Security
Par (000)
Par (000) Value
Building Products — 0.0%
(b)
Advanced Drainage Systems, Inc.
5.00% , 09/30/27 .................. USD 214 $ 207,602
6.38% , 06/15/30 .................. 142 142,735
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28 ...................... 141 144,843
Masonite International Corp., 5.38%, 02/01/28 23 23,031
New Enterprise Stone & Lime Co., Inc., 5.25%,
07/15/28 ...................... 111 106,337
Standard Industries, Inc.
5.00% , 02/15/27 .................. 26 25,221
4.75% , 01/15/28 .................. 732 698,607
4.38% , 07/15/30 .................. 153 137,477
Summit Materials LLC, 7.25%, 01/15/31 .... 176 182,932
1,668,785
Capital Markets — 3.5%
AerCap Ireland Capital DAC
1.65% , 10/29/24 .................. 223 217,561
6.45% , 04/15/27
(b)
................. 8,093 8,309,364
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(b)
..................... 192 198,762
Aretec Group, Inc., 10.00%, 08/15/30
(b)
.... 40 43,691
Blue Owl Credit Income Corp.
3.13% , 09/23/26 .................. 32 29,360
7.75% , 09/16/27 .................. 241 246,890
Charles Schwab Corp. (The)
5.88% , 08/24/26 .................. 10,183 10,352,721
3.20% , 03/02/27 .................. 321 305,555
(1-day SOFR + 1.88%), 6.20% , 11/17/29
(a)
2,076 2,157,792
Credit Suisse AG
3.70% , 02/21/25 .................. 5,260 5,169,963
5.00% , 07/09/27 .................. 3,167 3,138,137
7.50% , 02/15/28 .................. 5,710 6,157,023
Deutsche Bank AG
(1-day SOFR + 1.13%), 1.45% , 04/01/25
(a)
3,325 3,325,000
(3-mo. EURIBOR + 1.60%), 1.00% ,
11/19/25
(a) (d)
................... EUR 300 317,396
(1-day SOFR + 3.19%), 6.12% , 07/14/26
(a)
USD 4,725 4,742,867
5.37% , 09/09/27 .................. 779 783,033
(1-day SOFR + 3.18%), 6.72% , 01/18/29
(a)
1,075 1,111,724
(1-day SOFR + 2.51%), 6.82% , 11/20/29
(a)
952 995,224
Goldman Sachs Group, Inc. (The)
(a)
(1-day SOFR + 1.08%), 5.80% , 08/10/26 . 12,725 12,766,243
(1-day SOFR + 0.80%), 1.43% , 03/09/27 . 5,484 5,078,674
(1-day SOFR + 0.82%), 1.54% , 09/10/27 . 1,627 1,486,682
(1-day SOFR + 1.11%), 2.64% , 02/24/28 . 15,325 14,273,436
(3-mo. CME Term SOFR + 1.42%), 3.81% ,
04/23/29 ..................... 4,767 4,518,981
(3-mo. CME Term SOFR + 1.56%), 4.22% ,
05/01/29 ..................... 3,301 3,177,322
(1-day SOFR + 1.77%), 6.48% , 10/24/29 . 8,227 8,655,789
JPMorgan Chase Financial Co. LLC, 0.50%,
06/15/27
(f)
..................... 106 117,130
Morgan Stanley
(a)
(1-day SOFR + 0.88%), 1.59% , 05/04/27 . 3,547 3,280,949
(3-mo. EURIBOR + 0.70%), 0.41% ,
10/29/27 ..................... EUR 219 217,998
(1-day SOFR + 1.59%), 5.16% , 04/20/29 . USD 26,491 26,469,619
(1-day SOFR + 1.63%), 5.45% , 07/20/29 . 6,194 6,248,318
UBS Group AG
(1-Year EURIBOR ICE Swap Rate +
0.55%), 0.25% , 01/29/26
(a) (d)
........ EUR 2,640 2,760,856
4.55% , 04/17/26 .................. USD 2,617 2,575,022
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.08%), 1.36% ,
01/30/27
(a) (b)
................... 653 604,286

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Low Duration Bond Portfolio
86
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 4.70% ,
08/05/27
(a) (b)
................... USD 5,371 $ 5,270,237
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.85%), 1.49% ,
08/10/27
(a) (b)
................... 7,780 7,074,363
4.28% , 01/09/28
(b)
................. 1,063 1,025,852
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 4.75% ,
05/12/28
(a) (b)
................... 4,751 4,655,310
(1-Year EUR Swap Annual + 0.77%),
0.25% , 11/05/28
(a) (d)
.............. EUR 3,761 3,585,580
161,444,710
Chemicals — 0.2%
Axalta Coating Systems LLC
(b)
4.75% , 06/15/27 .................. USD 449 433,368
3.38% , 02/15/29 .................. 254 227,296
Chemours Co. (The)
5.38% , 05/15/27 .................. 69 66,148
5.75% , 11/15/28
(b)
................. 94 86,677
4.63% , 11/15/29
(b)
................. 88 75,862
Element Solutions, Inc., 3.88%, 09/01/28
(b)
.. 911 835,706
Gates Global LLC, 6.25%, 01/15/26
(b)
...... 104 103,748
Herens Holdco SARL, 4.75%, 05/15/28
(b)
... 253 220,796
LYB International Finance III LLC, 1.25%,
10/01/25 ...................... 3,646 3,422,848
Olympus Water US Holding Corp., 9.75%,
11/15/28
(b)
..................... 453 482,543
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29 23 20,815
WR Grace Holdings LLC
(b)
4.88% , 06/15/27 .................. 639 607,294
5.63% , 08/15/29 .................. 451 403,595
7.38% , 03/01/31 .................. 59 59,741
7,046,437
Commercial Services & Supplies — 0.1%
(b)
Allied Universal Holdco LLC
6.63% , 07/15/26 .................. 365 364,760
4.63% , 06/01/28 .................. 1,115 1,015,289
7.88% , 02/15/31 .................. 403 408,157
APX Group, Inc., 6.75%, 02/15/27 ........ 238 238,971
Aramark Services, Inc., 5.00%, 02/01/28 .... 345 332,985
Clean Harbors, Inc., 4.88%, 07/15/27 ...... 226 219,220
Garda World Security Corp.
4.63% , 02/15/27 .................. 192 183,973
7.75% , 02/15/28 .................. 281 288,163
GFL Environmental, Inc.
3.75% , 08/01/25 .................. 171 166,546
5.13% , 12/15/26 .................. 300 294,754
4.00% , 08/01/28 .................. 433 399,086
6.75% , 01/15/31 .................. 263 269,526
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26 ...................... 81 80,246
Neptune Bidco US, Inc., 9.29%, 04/15/29 ... 169 159,802
Prime Security Services Borrower LLC
5.25% , 04/15/24 .................. 9 8,984
3.38% , 08/31/27 .................. 221 202,994
6.25% , 01/15/28 .................. 203 198,854
Waste Pro USA, Inc., 5.50%, 02/15/26 ..... 4 3,940
Williams Scotsman, Inc., 6.13%, 06/15/25 ... 286 284,670
5,120,920
Communications Equipment — 0.1%
CommScope, Inc., 6.00%, 03/01/26
(b)
...... 300 274,500
Motorola Solutions, Inc., 2.30%, 11/15/30 ... 4,635 3,890,697
Viasat, Inc., 5.63%, 04/15/27
(b)
.......... 361 341,849
Security
Par (000)
Par (000) Value
Communications Equipment (continued)
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
.... USD 36 $ 30,888
4,537,934
Construction & Engineering — 0.0%
(b)
Arcosa, Inc., 4.38%, 04/15/29 .......... 242 223,011
Brand Industrial Services, Inc., 10.38%,
08/01/30 ...................... 840 909,437
Dycom Industries, Inc., 4.50%, 04/15/29 .... 55 51,412
1,183,860
Construction Materials — 0.0%
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28
(b)
..................... 630 615,735
Consumer Finance — 1.6%
American Express Co.
2.55% , 03/04/27 .................. 8,579 8,012,461
(1-day SOFR + 1.00%), 5.10% , 02/16/28
(a)
523 522,193
Bread Financial Holdings, Inc., 9.75%,
03/15/29
(b)
..................... 54 56,197
CA Auto Bank SpA, 0.00%, 04/16/24
(d)
..... EUR 1,250 1,346,540
Capital One Financial Corp.
(1-day SOFR + 1.37%), 4.17% , 05/09/25
(a)
USD 9,554 9,534,494
3.75% , 03/09/27 .................. 2,924 2,806,397
(1-day SOFR + 2.64%), 6.31% , 06/08/29
(a)
2,420 2,487,897
Ford Motor Credit Co. LLC
3.38% , 11/13/25 .................. 5,417 5,211,532
6.95% , 06/10/26 .................. 2,300 2,349,966
2.70% , 08/10/26 .................. 4,860 4,530,179
5.80% , 03/05/27 .................. 9,437 9,471,899
7.35% , 11/04/27 .................. 7,673 8,047,229
6.80% , 05/12/28 .................. 240 249,333
5.80% , 03/08/29 .................. 830 833,302
General Motors Financial Co., Inc.
4.00% , 01/15/25 .................. 3,518 3,471,432
1.50% , 06/10/26 .................. 4,391 4,039,090
2.35% , 02/26/27 .................. 3,047 2,813,334
5.40% , 05/08/27 .................. 4,443 4,454,620
Macquarie Airfinance Holdings Ltd.
(b)
8.38% , 05/01/28 .................. 44 46,639
6.40% , 03/26/29 .................. 25 25,395
8.13% , 03/30/29 .................. 134 141,721
6.50% , 03/26/31 .................. 65 66,159
Navient Corp., 9.38%, 07/25/30 ......... 162 173,304
OneMain Finance Corp.
6.88% , 03/15/25 .................. 90 90,941
7.13% , 03/15/26 .................. 28 28,508
3.50% , 01/15/27 .................. 146 135,532
6.63% , 01/15/28 .................. 243 243,781
9.00% , 01/15/29 .................. 155 164,472
7.88% , 03/15/30 .................. 155 159,894
4.00% , 09/15/30 .................. 17 14,549
SLM Corp., 3.13%, 11/02/26 ........... 108 100,306
Volkswagen Financial Services AG, 0.88%,
01/31/28
(d)
..................... EUR 1,815 1,765,791
Volkswagen Leasing GmbH, 0.38%, 07/20/26
(d)
1,020 1,020,723
74,415,810
Consumer Staples Distribution & Retail — 0.0%
Albertsons Cos., Inc.
(b)
3.25% , 03/15/26 .................. USD 18 17,165
5.88% , 02/15/28 .................. 173 171,277
6.50% , 02/15/28 .................. 62 62,658
3.50% , 03/15/29 .................. 225 201,957
Performance Food Group, Inc.
(b)
5.50% , 10/15/27 .................. 227 222,837
4.25% , 08/01/29 .................. 6 5,498

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Low Duration Bond Portfolio
Schedules of Investments
87
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
USD 38 $ 31,563
US Foods, Inc.
(b)
6.88% , 09/15/28 .................. 57 58,348
4.75% , 02/15/29 .................. 54 51,260
4.63% , 06/01/30 .................. 52 48,240
Walgreens Boots Alliance, Inc., 3.20%,
04/15/30 ...................... 33 28,682
899,485
Containers & Packaging — 0.1%
Ardagh Metal Packaging Finance USA LLC
(b)
6.00% , 06/15/27 .................. 621 602,848
3.25% , 09/01/28 .................. 200 172,764
4.00% , 09/01/29 .................. 200 161,210
Ardagh Packaging Finance plc
(b)
5.25% , 04/30/25 .................. 200 193,206
4.13% , 08/15/26 .................. 200 180,943
Canpack SA, 3.13%, 11/01/25
(b)
......... 200 190,774
Clydesdale Acquisition Holdings, Inc., 6.63%,
04/15/29
(b)
..................... 334 333,732
LABL, Inc.
(b)
6.75% , 07/15/26 .................. 34 33,590
5.88% , 11/01/28 .................. 116 106,674
9.50% , 11/01/28 .................. 202 204,334
Mauser Packaging Solutions Holding Co.,
7.88%, 08/15/26
(b)
................ 1,280 1,304,001
Sealed Air Corp.
(b)
4.00% , 12/01/27 .................. 158 148,093
6.13% , 02/01/28 .................. 48 48,100
5.00% , 04/15/29 .................. 36 34,555
Sonoco Products Co., 2.25%, 02/01/27 .... 413 382,638
Trivium Packaging Finance BV, 5.50%,
08/15/26
(b) (c)
.................... 200 197,195
4,294,657
Distributors — 0.0%
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29
(b)
............. 45 40,451
Diversified Consumer Services — 0.0%
Sotheby's
(b)
7.38% , 10/15/27 .................. 538 500,922
5.88% , 06/01/29 .................. 200 168,102
669,024
Diversified REITs — 0.9%
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
... 149 127,497
HAT Holdings I LLC
(b)
3.38% , 06/15/26 .................. 146 137,518
8.00% , 06/15/27 .................. 80 83,416
Invitation Homes Operating Partnership LP,
5.45%, 08/15/30 ................. 400 401,209
MPT Operating Partnership LP
5.25% , 08/01/26 .................. 277 253,573
5.00% , 10/15/27 .................. 16 13,400
4.63% , 08/01/29 .................. 93 71,375
VICI Properties LP
3.50% , 02/15/25
(b)
................. 1,839 1,798,646
4.38% , 05/15/25 .................. 29,911 29,400,338
4.63% , 12/01/29
(b)
................. 9,571 9,051,531
41,338,503
Diversified Telecommunication Services — 0.3%
Altice Financing SA, 9.63%, 07/15/27
(b)
..... 200 191,298
Altice France SA
(b)
5.50% , 01/15/28 .................. 299 212,363
5.13% , 01/15/29 .................. 204 139,700
5.50% , 10/15/29 .................. 200 135,746
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
CCO Holdings LLC
(b)
5.13% , 05/01/27 .................. USD 372 $ 354,431
5.00% , 02/01/28 .................. 645 600,434
5.38% , 06/01/29 .................. 751 687,501
6.38% , 09/01/29 .................. 375 355,756
7.38% , 03/01/31 .................. 181 177,504
Frontier Communications Holdings LLC
(b)
5.88% , 10/15/27 .................. 269 260,429
5.00% , 05/01/28 .................. 423 392,634
8.75% , 05/15/30 .................. 138 141,205
8.63% , 03/15/31 .................. 89 90,898
Iliad Holding SASU
(b)
6.50% , 10/15/26 .................. 600 594,380
7.00% , 10/15/28 .................. 444 439,432
Level 3 Financing, Inc.
(b)
10.50% , 04/15/29 ................. 406 414,120
4.88% , 06/15/29 .................. 310 206,925
11.00% , 11/15/29 ................. 246 255,419
10.50% , 05/15/30 ................. 338 345,605
Lumen Technologies, Inc.
(b)
4.13% , 04/15/29 .................. 58 36,682
4.13% , 04/15/30 .................. 58 36,099
Telecom Italia SpA, 5.30%, 05/30/24
(b)
..... 447 444,568
Uniti Group LP, 10.50%, 02/15/28
(b)
....... 554 574,347
Verizon Communications, Inc.
2.10% , 03/22/28 .................. 3,189 2,870,940
4.33% , 09/21/28 .................. 3,319 3,245,135
Virgin Media Secured Finance plc, 5.50%,
05/15/29
(b)
..................... 368 340,241
Windstream Escrow LLC, 7.75%, 08/15/28
(b)
. 49 45,353
Zayo Group Holdings, Inc., 4.00%, 03/01/27
(b)
1,396 1,149,108
14,738,253
Electric Utilities — 1.7%
DTE Electric Co., 4.85%, 12/01/26 ....... 4,865 4,861,769
Duke Energy Corp.
0.90% , 09/15/25 .................. 5,591 5,246,310
2.65% , 09/01/26 .................. 1,531 1,445,634
4.85% , 01/05/27 .................. 1,760 1,752,775
5.00% , 12/08/27 .................. 1,441 1,439,197
Edison International
3.55% , 11/15/24 .................. 1,893 1,867,409
4.95% , 04/15/25 .................. 934 926,482
4.70% , 08/15/25 .................. 6,408 6,329,298
Eversource Energy
4.75% , 05/15/26 .................. 839 830,299
Series U , 1.40% , 08/15/26 ........... 461 420,035
2.90% , 03/01/27 .................. 7,907 7,433,482
5.45% , 03/01/28 .................. 267 270,296
5.95% , 02/01/29 .................. 1,620 1,671,611
Series O , 4.25% , 04/01/29 ........... 829 794,450
Exelon Corp.
2.75% , 03/15/27 .................. 1,370 1,282,531
5.15% , 03/15/28 .................. 5,446 5,459,322
FirstEnergy Corp., 2.65%, 03/01/30 ....... 18 15,473
Florida Power & Light Co., 5.05%, 04/01/28 .. 1,496 1,512,362
NextEra Energy Capital Holdings, Inc.
4.26% , 09/01/24 .................. 2,696 2,678,021
1.88% , 01/15/27 .................. 1,140 1,043,881
3.55% , 05/01/27 .................. 458 436,904
4.63% , 07/15/27 .................. 4,926 4,857,316
NextEra Energy Operating Partners LP
(b)
4.25% , 07/15/24 .................. 106 105,066
3.88% , 10/15/26 .................. 8 7,461
7.25% , 01/15/29 .................. 74 75,714

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Low Duration Bond Portfolio
88
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
NRG Energy, Inc.
6.63% , 01/15/27 .................. USD 156 $ 156,078
5.75% , 01/15/28 .................. 45 44,751
Pacific Gas & Electric Co., 3.45%, 07/01/25 .. 1,852 1,801,521
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
..................... 241 224,647
PG&E Corp.
5.00% , 07/01/28 .................. 1,000 963,062
5.25% , 07/01/30 .................. 548 520,728
Southern California Edison Co.
5.85% , 11/01/27 .................. 813 834,602
5.65% , 10/01/28 .................. 705 725,232
Southern Co. (The), 4.48%, 08/01/24
(c)
..... 8,471 8,428,864
Texas Electric Market Stabilization Funding N
LLC, Series A-1, 4.27%, 08/01/34
(b)
..... 5,273 5,100,671
Virginia Electric & Power Co., Series B, 3.75%,
05/15/27 ...................... 5,183 4,999,852
Vistra Operations Co. LLC, 5.63%, 02/15/27
(b)
198 194,962
76,758,068
Electrical Equipment — 0.0%
Schneider Electric SE, 0.25%, 09/09/24
(d)
... EUR 700 743,276
Sensata Technologies BV, 4.00%, 04/15/29
(b)
. USD 340 310,450
Vertiv Group Corp., 4.13%, 11/15/28
(b)
..... 382 355,429
1,409,155
Energy Equipment & Services — 0.1%
Archrock Partners LP
(b)
6.88% , 04/01/27 .................. 489 490,484
6.25% , 04/01/28 .................. 258 255,275
Borr IHC Ltd., 10.00%, 11/15/28
(b)
........ 200 208,000
Enerflex Ltd., 9.00%, 10/15/27
(b)
......... 110 113,021
Kodiak Gas Services LLC, 7.25%, 02/15/29
(b)
. 225 229,182
Nabors Industries, Inc.
(b)
7.38% , 05/15/27 .................. 203 202,626
9.13% , 01/31/30 .................. 74 76,935
Oceaneering International, Inc., 6.00%,
02/01/28 ...................... 32 31,527
Precision Drilling Corp., 6.88%, 01/15/29
(b)
.. 31 30,942
Transocean Aquila Ltd., 8.00%, 09/30/28
(b)
.. 58 59,532
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
..................... 80 83,257
Transocean, Inc., 8.75%, 02/15/30
(b)
...... 259 270,262
USA Compression Partners LP
6.88% , 04/01/26 .................. 564 563,351
6.88% , 09/01/27 .................. 94 94,224
7.13% , 03/15/29
(b)
................. 188 190,342
Valaris Ltd., 8.38%, 04/30/30
(b)
.......... 352 363,100
Venture Global LNG, Inc.
(b)
8.13% , 06/01/28 .................. 676 689,646
9.50% , 02/01/29 .................. 1,376 1,483,139
Weatherford International Ltd.
(b)
6.50% , 09/15/28 .................. 34 35,067
8.63% , 04/30/30 .................. 133 138,848
5,608,760
Entertainment — 0.0%
(b)
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ...................... 90 68,853
Live Nation Entertainment, Inc.
6.50% , 05/15/27 .................. 346 349,782
4.75% , 10/15/27 .................. 108 103,121
3.75% , 01/15/28 .................. 305 282,170
Playtika Holding Corp., 4.25%, 03/15/29 .... 28 24,240
828,166
Security
Par (000)
Par (000) Value
Financial Services — 0.8%
Block, Inc., 2.75%, 06/01/26 ........... USD 871 $ 819,161
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
.... 279 278,944
Fidelity National Information Services, Inc.,
1.15%, 03/01/26 ................. 13,353 12,362,315
Fiserv, Inc., 2.75%, 07/01/24 ........... 199 197,516
Freedom Mortgage Corp.
(b)
12.00% , 10/01/28 ................. 44 47,960
12.25% , 10/01/30 ................. 45 49,491
Freedom Mortgage Holdings LLC, 9.25%,
02/01/29
(b)
..................... 27 27,633
GGAM Finance Ltd.
(b)
7.75% , 05/15/26 .................. 18 18,371
8.00% , 02/15/27 .................. 147 151,780
8.00% , 06/15/28 .................. 45 46,995
6.88% , 04/15/29 .................. 101 101,379
Global Payments, Inc.
1.20% , 03/01/26 .................. 14,448 13,364,797
1.50% , 03/01/31
(b) (f)
................ 195 206,115
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
... 396 364,157
National Rural Utilities Cooperative Finance
Corp.
Series D , 1.00% , 10/18/24 ........... 3,721 3,629,131
1.88% , 02/07/25 .................. 456 442,748
Nationstar Mortgage Holdings, Inc.
(b)
5.00% , 02/01/26 .................. 424 414,928
6.00% , 01/15/27 .................. 191 188,290
5.13% , 12/15/30 .................. 217 196,880
NCR Atleos Corp., 9.50%, 04/01/29
(b)
...... 106 113,379
NTT Finance Corp., 4.37%, 07/27/27
(b)
..... 4,175 4,101,534
PennyMac Financial Services, Inc., 7.88%,
12/15/29
(b)
..................... 109 112,002
Permian Resources Operating LLC
(b)
7.75% , 02/15/26 .................. 95 96,231
8.00% , 04/15/27 .................. 163 167,880
5.88% , 07/01/29 .................. 359 353,020
Rocket Mortgage LLC, 2.88%, 10/15/26
(b)
... 396 365,873
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
.... 291 281,353
38,499,863
Food Products — 0.0%
Chobani LLC, 4.63%, 11/15/28
(b)
......... 583 543,669
Darling Ingredients, Inc., 5.25%, 04/15/27
(b)
.. 231 226,935
Fiesta Purchaser, Inc., 7.88%, 03/01/31
(b)
... 120 123,924
General Mills, Inc., 5.24%, 11/18/25 ....... 687 684,840
Lamb Weston Holdings, Inc., 4.88%, 05/15/28
(b)
208 202,163
Post Holdings, Inc., 4.63%, 04/15/30
(b)
..... 21 19,278
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
... 97 85,720
1,886,529
Gas Utilities — 0.0%
(b)
AmeriGas Partners LP, 9.38%, 06/01/28 .... 115 119,084
Howard Midstream Energy Partners LLC,
8.88%, 07/15/28 ................. 116 122,404
NGL Energy Operating LLC, 8.13%, 02/15/29 691 707,710
949,198
Ground Transportation — 0.8%
Albion Financing 1 SARL, 6.13%, 10/15/26
(b)
. 241 238,798
Avis Budget Car Rental LLC, 8.00%, 02/15/31
(b)
63 62,898
Canadian Pacific Railway Co.
1.35% , 12/02/24 .................. 12,059 11,725,311
4.00% , 06/01/28 .................. 1,892 1,823,510
Norfolk Southern Corp., 3.80%, 08/01/28 ... 672 643,501
Penske Truck Leasing Co. LP
(b)
1.20% , 11/15/25 .................. 2,776 2,589,666
1.70% , 06/15/26 .................. 917 845,727
3.40% , 11/15/26 .................. 3,651 3,473,191

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Low Duration Bond Portfolio
Schedules of Investments
89
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
RXO, Inc., 7.50%, 11/15/27
(b)
........... USD 59 $ 60,549
Ryder System, Inc.
1.75% , 09/01/26 .................. 932 858,854
2.85% , 03/01/27 .................. 6,477 6,071,459
4.30% , 06/15/27 .................. 322 313,704
SMBC Aviation Capital Finance DAC
(b)
1.90% , 10/15/26 .................. 4,750 4,334,694
2.30% , 06/15/28 .................. 2,835 2,506,638
Uber Technologies, Inc.
(b)
6.25% , 01/15/28 .................. 367 368,501
4.50% , 08/15/29 .................. 120 113,858
36,030,859
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc.
(b)
4.63% , 07/15/28 .................. 450 426,426
3.88% , 11/01/29 .................. 9 8,113
Bausch + Lomb Corp., 8.38%, 10/01/28
(b)
... 796 823,589
Medline Borrower LP
(b)
3.88% , 04/01/29 .................. 694 631,684
6.25% , 04/01/29 .................. 193 193,864
5.25% , 10/01/29 .................. 227 214,553
Solventum Corp., 5.40%, 03/01/29
(b)
...... 3,965 3,972,992
Teleflex, Inc.
4.63% , 11/15/27 .................. 20 19,236
4.25% , 06/01/28
(b)
................. 277 259,926
6,550,383
Health Care Providers & Services — 1.1%
Community Health Systems, Inc.
(b)
5.63% , 03/15/27 .................. 423 389,329
6.00% , 01/15/29 .................. 170 148,512
5.25% , 05/15/30 .................. 156 127,204
4.75% , 02/15/31 .................. 96 74,088
Elevance Health, Inc.
5.35% , 10/15/25 .................. 251 251,133
1.50% , 03/15/26 .................. 866 806,626
3.65% , 12/01/27 .................. 2,052 1,963,092
Encompass Health Corp.
4.50% , 02/01/28 .................. 402 382,873
4.75% , 02/01/30 .................. 141 132,111
HCA, Inc.
5.38% , 02/01/25 .................. 13,949 13,908,498
5.25% , 04/15/25 .................. 7,304 7,273,504
7.69% , 06/15/25 .................. 363 367,328
5.88% , 02/15/26 .................. 9,947 9,989,496
5.25% , 06/15/26 .................. 7,712 7,689,509
3.13% , 03/15/27 .................. 2,363 2,234,803
HealthEquity, Inc., 4.50%, 10/01/29
(b)
...... 302 278,636
Legacy LifePoint Health LLC, 4.38%, 02/15/27
(b)
11 10,482
LifePoint Health, Inc.
(b)
9.88% , 08/15/30 .................. 75 78,453
11.00% , 10/15/30 ................. 351 375,146
ModivCare, Inc., 5.88%, 11/15/25
(b)
....... 170 165,555
Molina Healthcare, Inc., 4.38%, 06/15/28
(b)
.. 241 226,547
PeaceHealth Obligated Group, Series 2020,
1.38%, 11/15/25 ................. 2,185 2,032,515
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
..................... 17 16,910
Tenet Healthcare Corp.
4.63% , 06/15/28 .................. 128 121,880
6.13% , 06/15/30 .................. 178 177,592
UnitedHealth Group, Inc., 4.70%, 04/15/29 .. 1,905 1,898,435
51,120,257
Security
Par (000)
Par (000) Value
Health Care REITs — 0.1%
Healthpeak OP LLC, 1.35%, 02/01/27 ..... USD 2,191 $ 1,977,202
Welltower OP LLC
4.00% , 06/01/25 .................. 721 708,754
4.25% , 04/01/26 .................. 504 493,988
3,179,944
Health Care Technology — 0.0%
IQVIA, Inc., 5.00%, 05/15/27
(b)
.......... 523 510,671
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP
4.75% , 10/15/27 .................. 228 219,521
7.25% , 07/15/28
(b)
................. 142 146,233
4.50% , 02/15/29
(b)
................. 217 202,624
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
... 166 158,083
Service Properties Trust, 7.50%, 09/15/25 ... 58 58,782
785,243
Hotels, Restaurants & Leisure — 0.2%
1011778 BC ULC
(b)
3.88% , 01/15/28 .................. 222 208,639
4.38% , 01/15/28 .................. 330 312,157
4.00% , 10/15/30 .................. 19 16,929
Boyne USA, Inc., 4.75%, 05/15/29
(b)
...... 196 181,687
Caesars Entertainment, Inc.
(b)
4.63% , 10/15/29 .................. 135 123,103
7.00% , 02/15/30 .................. 871 894,068
Carnival Corp.
(b)
7.63% , 03/01/26 .................. 95 96,117
5.75% , 03/01/27 .................. 123 121,737
4.00% , 08/01/28 .................. 68 63,005
6.00% , 05/01/29 .................. 399 393,697
7.00% , 08/15/29 .................. 65 67,654
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(b)
..................... 1,118 1,219,580
Cedar Fair LP, 5.50%, 05/01/25
(b)
........ 229 228,051
Churchill Downs, Inc.
(b)
5.50% , 04/01/27 .................. 410 402,431
4.75% , 01/15/28 .................. 440 418,864
5.75% , 04/01/30 .................. 113 109,079
Fertitta Entertainment LLC, 4.63%, 01/15/29
(b)
234 214,573
Hilton Domestic Operating Co., Inc.
(b)
5.88% , 04/01/29 .................. 229 229,380
3.75% , 05/01/29 .................. 134 122,929
Hilton Worldwide Finance LLC, 4.88%, 04/01/27 186 182,863
Life Time, Inc., 5.75%, 01/15/26
(b)
........ 140 138,864
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
..................... 115 121,608
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
. 130 131,006
Melco Resorts Finance Ltd.
(b)
4.88% , 06/06/25 .................. 400 390,000
5.38% , 12/04/29 .................. 200 182,038
Merlin Entertainments Group US Holdings, Inc.,
7.38%, 02/15/31
(b)
................ 200 201,506
NCL Corp. Ltd.
(b)
8.38% , 02/01/28 .................. 61 64,436
8.13% , 01/15/29 .................. 48 50,793
Ontario Gaming GTA LP, 8.00%, 08/01/30
(b)
.. 71 73,128
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(b)
..................... 62 67,006
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
.. 126 121,201
Royal Caribbean Cruises Ltd.
(b)
4.25% , 07/01/26 .................. 67 64,658
5.38% , 07/15/27 .................. 126 124,223
5.50% , 04/01/28 .................. 19 18,780
8.25% , 01/15/29 .................. 156 165,001
9.25% , 01/15/29 .................. 91 97,603

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Low Duration Bond Portfolio
90
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Scientific Games Holdings LP, 6.63%,
03/01/30
(b)
..................... USD 52 $ 50,271
Six Flags Entertainment Corp., 5.50%,
04/15/27
(b)
..................... 249 243,227
Station Casinos LLC, 4.50%, 02/15/28
(b)
.... 401 377,756
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
...... 99 99,026
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
..................... 34 33,088
Wynn Macau Ltd.
(b)
5.63% , 08/26/28 .................. 200 189,375
5.13% , 12/15/29 .................. 200 182,125
Wynn Resorts Finance LLC
(b)
5.13% , 10/01/29 .................. 58 54,946
7.13% , 02/15/31 .................. 299 309,434
Yum! Brands, Inc., 4.75%, 01/15/30
(b)
...... 4 3,794
9,161,436
Household Durables — 0.2%
Beazer Homes USA, Inc., 7.50%, 03/15/31
(b)
. 40 40,396
Brookfield Residential Properties, Inc., 5.00%,
06/15/29
(b)
..................... 292 264,882
DR Horton, Inc., 1.30%, 10/15/26 ........ 493 448,421
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
45 46,976
LGI Homes, Inc., 8.75%, 12/15/28
(b)
....... 49 51,702
Mattamy Group Corp., 4.63%, 03/01/30
(b)
... 39 35,382
New Home Co., Inc. (The)
(b)
8.25% , 10/15/27
(c)
................. 8 7,888
9.25% , 10/01/29 .................. 100 100,500
Newell Brands, Inc., 5.20%, 04/01/26
(c)
..... 8,000 7,857,386
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
... 47 48,236
Taylor Morrison Communities, Inc., 5.13%,
08/01/30
(b)
..................... 25 23,874
Tempur Sealy International, Inc., 4.00%,
04/15/29
(b)
..................... 239 216,895
9,142,538
Household Products — 0.0%
Spectrum Brands, Inc., 3.88%, 03/15/31
(b)
... 74 71,282
Independent Power and Renewable Electricity Producers
— 0.0%
(b)
Calpine Corp., 5.13%, 03/15/28 ......... 248 238,017
Clearway Energy Operating LLC, 4.75%,
03/15/28 ...................... 208 197,713
Talen Energy Supply LLC, 8.63%, 06/01/30 .. 63 67,369
503,099
Industrial Conglomerates — 0.0%
(b)
EMRLD Borrower LP, 6.63%, 12/15/30 ..... 1,267 1,279,154
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29 ...................... 423 437,432
1,716,586
Insurance — 0.4%
Alliant Holdings Intermediate LLC
(b)
4.25% , 10/15/27 .................. 889 836,957
6.75% , 04/15/28 .................. 246 247,736
7.00% , 01/15/31 .................. 244 246,445
AmWINS Group, Inc.
(b)
6.38% , 02/15/29 .................. 62 62,335
4.88% , 06/30/29 .................. 172 160,542
Aon Corp., 2.85%, 05/28/27 ........... 3,769 3,526,453
Aon North America, Inc., 5.15%, 03/01/29 ... 7,710 7,752,222
Ardonagh Finco Ltd., 7.75%, 02/15/31
(b)
.... 304 302,628
FWD Group Holdings Ltd., 8.40%, 04/05/29
(b)
. 1,020 1,055,700
Howden UK Refinance plc, 7.25%, 02/15/31
(b)
745 747,814
HUB International Ltd., 7.25%, 06/15/30
(b)
... 1,456 1,496,327
Security
Par (000)
Par (000) Value
Insurance (continued)
Jones Deslauriers Insurance Management, Inc.,
8.50%, 03/15/30
(b)
................ USD 121 $ 126,128
NFP Corp., 4.88%, 08/15/28
(b)
.......... 723 724,637
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(b)
1,271 1,292,238
Ryan Specialty LLC, 4.38%, 02/01/30
(b)
.... 42 39,254
18,617,416
IT Services — 0.0%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
.. 237 215,348
Boost Newco Borrower LLC, 7.50%, 01/15/31
(b)
352 368,478
CA Magnum Holdings, 5.38%, 10/31/26
(b)
... 200 192,000
Cablevision Lightpath LLC, 3.88%, 09/15/27
(b)
200 179,578
Central Parent LLC, 8.00%, 06/15/29
(b)
..... 192 199,034
Newfold Digital Holdings Group, Inc., 11.75%,
10/15/28
(b)
..................... 46 49,791
Northwest Fiber LLC, 4.75%, 04/30/27
(b)
.... 366 374,265
Presidio Holdings, Inc., 4.88%, 02/01/27
(b)
... 18 17,459
Twilio, Inc., 3.63%, 03/15/29 ........... 348 312,999
1,908,952
Leisure Products — 0.0%
(b)
Acushnet Co., 7.38%, 10/15/28 ......... 34 35,233
Amer Sports Co., 6.75%, 02/16/31 ....... 129 128,009
163,242
Life Sciences Tools & Services — 0.0%
(b)
Charles River Laboratories International, Inc.,
4.25%, 05/01/28 ................. 137 129,210
Fortrea Holdings, Inc., 7.50%, 07/01/30 .... 81 83,615
Star Parent, Inc., 9.00%, 10/01/30 ........ 458 484,704
697,529
Machinery — 0.2%
Chart Industries, Inc., 7.50%, 01/01/30
(b)
.... 25 25,961
Esab Corp., 6.25%, 04/15/29
(b)
.......... 103 103,482
GrafTech Global Enterprises, Inc., 9.88%,
12/15/28
(b)
..................... 64 47,507
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
91 82,540
Terex Corp., 5.00%, 05/15/29
(b)
......... 89 84,024
Titan International, Inc., 7.00%, 04/30/28 ... 23 22,696
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
684 660,806
Traton Finance Luxembourg SA
(d)
0.00% , 06/14/24 .................. EUR 2,400 2,568,293
0.13% , 11/10/24 .................. 2,200 2,319,094
4.13% , 11/22/25 .................. 1,300 1,407,705
Wabash National Corp., 4.50%, 10/15/28
(b)
.. USD 195 178,822
7,500,930
Media — 0.5%
Altice Financing SA, 5.00%, 01/15/28
(b)
..... 500 411,522
Cable One, Inc., 4.00%, 11/15/30
(b)
....... 48 37,460
Charter Communications Operating LLC
3.75% , 02/15/28 .................. 2,319 2,151,065
4.20% , 03/15/28 .................. 12,830 12,092,644
5.05% , 03/30/29 .................. 769 741,487
Clear Channel Outdoor Holdings, Inc.
(b)
5.13% , 08/15/27 .................. 258 243,200
9.00% , 09/15/28 .................. 893 930,162
7.88% , 04/01/30 .................. 409 406,610
CSC Holdings LLC
(b)
5.38% , 02/01/28 .................. 381 327,707
11.25% , 05/15/28 ................. 400 396,377
11.75% , 01/31/29 ................. 296 296,462
DirecTV Financing LLC, 5.88%, 08/15/27
(b)
.. 410 387,875
GCI LLC, 4.75%, 10/15/28
(b)
........... 117 107,278
Gray Television, Inc.
(b)
5.88% , 07/15/26 .................. 90 87,650
7.00% , 05/15/27 .................. 136 126,484

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Low Duration Bond Portfolio
Schedules of Investments
91
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ...................... USD 41 $ 34,123
Informa plc, 2.13%, 10/06/25
(d)
.......... EUR 1,411 1,483,467
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
..................... USD 302 283,433
Nexstar Media, Inc., 5.63%, 07/15/27
(b)
..... 30 28,780
Outfront Media Capital LLC
(b)
5.00% , 08/15/27 .................. 405 389,797
4.25% , 01/15/29 .................. 260 235,554
4.63% , 03/15/30 .................. 42 37,667
Radiate Holdco LLC, 4.50%, 09/15/26
(b)
.... 244 194,017
Sirius XM Radio, Inc.
(b)
3.13% , 09/01/26 .................. 64 59,950
5.00% , 08/01/27 .................. 400 384,833
4.00% , 07/15/28 .................. 35 32,021
TEGNA, Inc., 4.75%, 03/15/26
(b)
......... 19 18,628
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................ 200 187,846
Univision Communications, Inc.
(b)
6.63% , 06/01/27 .................. 262 256,245
8.00% , 08/15/28 .................. 471 479,836
7.38% , 06/30/30 .................. 72 71,197
Videotron Ltd., 5.13%, 04/15/27
(b)
........ 240 234,913
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
................ 300 275,244
Ziggo Bond Co. BV, 6.00%, 01/15/27
(b)
..... 300 295,671
23,727,205
Metals & Mining — 0.5%
Anglo American Capital plc, 3.75%, 06/15/29
(d)
EUR 4,190 4,521,738
Arsenal AIC Parent LLC, 8.00%, 10/01/30
(b)
.. USD 98 102,889
ATI, Inc.
5.88% , 12/01/27 .................. 397 390,905
4.88% , 10/01/29 .................. 130 122,329
7.25% , 08/15/30 .................. 231 238,767
Big River Steel LLC, 6.63%, 01/31/29
(b)
.... 714 718,015
Carpenter Technology Corp.
6.38% , 07/15/28 .................. 33 32,944
7.63% , 03/15/30 .................. 15 15,475
Constellium SE
(b)
5.88% , 02/15/26 .................. 305 302,863
5.63% , 06/15/28 .................. 387 376,227
3.75% , 04/15/29 .................. 368 331,089
First Quantum Minerals Ltd., 9.38%, 03/01/29
(b)
200 207,476
Glencore Funding LLC
(b)
3.88% , 10/27/27 .................. 604 576,153
5.40% , 05/08/28 .................. 232 233,354
6.13% , 10/06/28 .................. 5,302 5,478,926
5.37% , 04/04/29 .................. 7,325 7,339,522
Kaiser Aluminum Corp., 4.63%, 03/01/28
(b)
.. 339 318,096
Mineral Resources Ltd., 9.25%, 10/01/28
(b)
.. 15 15,798
New Gold, Inc., 7.50%, 07/15/27
(b)
....... 210 210,475
Novelis Corp.
(b)
3.25% , 11/15/26 .................. 1,079 1,005,391
4.75% , 01/30/30 .................. 325 299,852
22,838,284
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Ladder Capital Finance Holdings LLLP
5.25% , 10/01/25 .................. 17 16,697
4.25% , 02/01/27 .................. 118 110,399
Starwood Property Trust, Inc.
4.38% , 01/15/27 .................. 44 41,389
7.25% , 04/01/29 .................. 68 68,541
237,026
Security
Par (000)
Par (000) Value
Multi-Utilities — 0.6%
Consumers Energy Co., 4.60%, 05/30/29 ... USD 3,170 $ 3,133,130
Engie SA, 3.63%, 12/06/26
(d)
........... EUR 3,100 3,358,060
National Grid Electricity Transmission plc,
0.19%, 01/20/25
(d)
................ 1,490 1,561,548
National Grid North America, Inc., 4.15%,
09/12/27
(d)
..................... 3,990 4,376,145
NiSource, Inc., 5.25%, 03/30/28 ......... USD 11,917 11,998,924
Sempra, 3.30%, 04/01/25 ............. 1,659 1,623,088
WEC Energy Group, Inc., 5.60%, 09/12/26 .. 873 883,089
26,933,984
Oil, Gas & Consumable Fuels — 4.4%
Aethon United BR LP, 8.25%, 02/15/26
(b)
.... 217 219,504
Antero Midstream Partners LP
(b)
7.88% , 05/15/26 .................. 110 112,300
5.75% , 03/01/27 .................. 244 240,945
5.75% , 01/15/28 .................. 48 47,261
Antero Resources Corp., 8.38%, 07/15/26
(b)
.. 136 141,100
Ascent Resources Utica Holdings LLC
(b)
8.25% , 12/31/28 .................. 375 385,232
5.88% , 06/30/29 .................. 509 485,296
Baytex Energy Corp., 8.50%, 04/30/30
(b)
.... 122 127,391
Blue Racer Midstream LLC, 7.63%, 12/15/25
(b)
230 231,266
Buckeye Partners LP
(b)
4.13% , 03/01/25 .................. 24 23,449
4.50% , 03/01/28 .................. 134 127,303
Callon Petroleum Co.
6.38% , 07/01/26 .................. 183 184,945
8.00% , 08/01/28
(b)
................. 114 119,123
7.50% , 06/15/30
(b)
................. 178 188,235
Chesapeake Energy Corp.
(b)
5.50% , 02/01/26 .................. 119 118,243
6.75% , 04/15/29 .................. 259 261,775
CITGO Petroleum Corp.
(b)
7.00% , 06/15/25 .................. 276 275,656
8.38% , 01/15/29 .................. 226 237,445
Civitas Resources, Inc.
(b)
8.38% , 07/01/28 .................. 254 267,389
8.63% , 11/01/30 .................. 357 383,338
Comstock Resources, Inc.
(b)
6.75% , 03/01/29 .................. 450 429,139
5.88% , 01/15/30 .................. 81 73,355
Crescent Energy Finance LLC, 9.25%,
02/15/28
(b)
..................... 262 276,642
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
97 102,375
Diamondback Energy, Inc., 3.50%, 12/01/29 . 5,992 5,542,829
DT Midstream, Inc., 4.13%, 06/15/29
(b)
..... 187 171,915
Enbridge Energy Partners LP, 5.88%, 10/15/25 424 426,459
Enbridge, Inc.
2.50% , 01/15/25 .................. 2,955 2,884,827
2.50% , 02/14/25 .................. 12,081 11,766,285
6.00% , 11/15/28 .................. 3,875 4,028,963
Energy Transfer LP
4.25% , 04/01/24 .................. 566 566,000
4.50% , 04/15/24 .................. 1,431 1,430,221
4.05% , 03/15/25 .................. 11,089 10,925,054
2.90% , 05/15/25 .................. 2,660 2,581,765
5.95% , 12/01/25 .................. 875 880,612
4.20% , 04/15/27 .................. 236 229,468
5.63% , 05/01/27
(b)
................. 5,916 5,894,698
6.10% , 12/01/28 .................. 8,570 8,884,519
6.00% , 02/01/29
(b)
................. 2,421 2,442,210
Eni SpA, 3.63%, 05/19/27
(d)
............ EUR 3,300 3,579,145
EnLink Midstream LLC
5.63% , 01/15/28
(b)
................. USD 169 167,391
5.38% , 06/01/29 .................. 99 97,194

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Low Duration Bond Portfolio
92
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
EQM Midstream Partners LP
4.13% , 12/01/26 .................. USD 55 $ 52,887
6.38% , 04/01/29
(b)
................. 133 133,977
EQT Corp.
5.70% , 04/01/28 .................. 1,295 1,307,089
5.00% , 01/15/29 .................. 2,544 2,492,116
FTAI Infra Escrow Holdings LLC, 10.50%,
06/01/27
(b)
..................... 58 60,431
Genesis Energy LP
7.75% , 02/01/28 .................. 44 44,226
8.25% , 01/15/29 .................. 134 137,564
8.88% , 04/15/30 .................. 40 41,870
Hess Midstream Operations LP, 4.25%,
02/15/30
(b)
..................... 60 55,134
Hilcorp Energy I LP
(b)
6.25% , 11/01/28 .................. 120 119,869
5.75% , 02/01/29 .................. 162 157,794
Kinder Morgan, Inc., 5.00%, 02/01/29 ..... 7,009 6,980,176
Kinetik Holdings LP, 6.63%, 12/15/28
(b)
..... 36 36,639
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(b)
..................... 32 31,478
Matador Resources Co.
5.88% , 09/15/26 .................. 144 144,015
6.88% , 04/15/28
(b)
................. 120 122,769
MPLX LP
4.88% , 06/01/25 .................. 1,499 1,486,455
1.75% , 03/01/26 .................. 1,168 1,091,839
4.25% , 12/01/27 .................. 1,995 1,940,236
4.00% , 03/15/28 .................. 1,963 1,890,149
New Fortress Energy, Inc.
(b)
6.75% , 09/15/25 .................. 161 159,903
8.75% , 03/15/29 .................. 321 319,776
Northern Oil & Gas, Inc.
(b)
8.13% , 03/01/28 .................. 410 416,146
3.63% , 04/15/29
(f)
................. 54 65,745
NuStar Logistics LP, 5.75%, 10/01/25 ...... 43 42,785
Occidental Petroleum Corp.
2.90% , 08/15/24 .................. 11,798 11,654,577
5.55% , 03/15/26 .................. 498 499,838
8.50% , 07/15/27 .................. 10,149 11,015,826
ONEOK, Inc.
5.85% , 01/15/26 .................. 391 394,714
5.55% , 11/01/26 .................. 9,024 9,106,591
4.55% , 07/15/28 .................. 1,018 998,507
5.65% , 11/01/28 .................. 296 302,572
4.35% , 03/15/29 .................. 602 583,391
3.40% , 09/01/29 .................. 297 273,593
PBF Holding Co. LLC, 7.88%, 09/15/30
(b)
... 72 74,683
Pioneer Natural Resources Co.
1.13% , 01/15/26 .................. 5,244 4,880,217
5.10% , 03/29/26 .................. 3,860 3,855,133
Prairie Acquiror LP, 9.00%, 08/01/29
(b)
..... 84 86,473
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
.. 44 41,176
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
..................... 88 82,244
Sabine Pass Liquefaction LLC
5.75% , 05/15/24 .................. 478 477,856
5.63% , 03/01/25 .................. 19,091 19,074,305
5.00% , 03/15/27 .................. 881 878,424
Sitio Royalties Operating Partnership LP,
7.88%, 11/01/28
(b)
................ 157 162,385
SM Energy Co.
6.75% , 09/15/26 .................. 134 134,134
6.50% , 07/15/28 .................. 166 166,711
Southwestern Energy Co., 5.70%, 01/23/25
(c)
. 9 8,958
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Spectra Energy Partners LP, 3.50%, 03/15/25 USD 390 $ 382,314
Tallgrass Energy Partners LP
(b)
6.00% , 03/01/27 .................. 46 45,283
5.50% , 01/15/28 .................. 96 92,495
7.38% , 02/15/29 .................. 210 211,255
Talos Production, Inc.
(b)
9.00% , 02/01/29 .................. 82 87,081
9.38% , 02/01/31 .................. 69 73,558
Targa Resources Corp., 5.20%, 07/01/27 ... 6,433 6,423,681
TransCanada PipeLines Ltd.
4.88% , 01/15/26 .................. 460 456,868
6.20% , 03/09/26 .................. 226 226,042
4.25% , 05/15/28 .................. 695 673,787
Venture Global Calcasieu Pass LLC, 3.88%,
08/15/29
(b)
..................... 983 884,845
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
... 44 42,962
Viper Energy, Inc.
(b)
5.38% , 11/01/27 .................. 4,017 3,931,755
7.38% , 11/01/31 .................. 14,110 14,668,422
Vital Energy, Inc., 9.75%, 10/15/30 ....... 317 346,655
Western Midstream Operating LP, 6.35%,
01/15/29 ...................... 2,380 2,468,279
Williams Cos., Inc. (The), 5.40%, 03/02/26 .. 18,099 18,145,475
200,802,395
Passenger Airlines — 0.4%
Air Canada, 3.88%, 08/15/26
(b)
.......... 361 344,546
American Airlines, Inc.
(b)
5.75% , 04/20/29 .................. 247 243,219
8.50% , 05/15/29 .................. 198 209,178
Delta Air Lines, Inc., 7.00%, 05/01/25
(b)
..... 11,390 11,539,443
United Airlines Pass-Through Trust
Series 2020-1 , Class B , 4.88% , 01/15/26 . 564 555,269
Series 2020-1 , Class A , 5.88% , 10/15/27 . 3,010 2,999,655
United Airlines, Inc.
(b)
4.38% , 04/15/26 .................. 111 107,308
4.63% , 04/15/29 .................. 259 240,870
VistaJet Malta Finance plc, 6.38%, 02/01/30
(b)
70 51,598
16,291,086
Personal Care Products — 0.0%
Coty, Inc.
(b)
4.75% , 01/15/29 .................. 20 18,926
6.63% , 07/15/30 .................. 101 102,565
121,491
Pharmaceuticals — 0.5%
Bayer AG
(d)
0.05% , 01/12/25 .................. EUR 2,900 3,034,836
4.00% , 08/26/26 .................. 3,240 3,520,963
Bayer Capital Corp. BV, 1.50%, 06/26/26
(d)
.. 2,600 2,660,821
Bristol-Myers Squibb Co.
3.90% , 02/20/28 .................. USD 1,135 1,102,232
4.90% , 02/22/29 .................. 5,085 5,106,404
Catalent Pharma Solutions, Inc.
(b)
5.00% , 07/15/27 .................. 40 39,389
3.13% , 02/15/29 .................. 294 280,940
3.50% , 04/01/30 .................. 208 198,101
Jazz Securities DAC, 4.38%, 01/15/29
(b)
.... 276 257,104
Organon & Co., 4.13%, 04/30/28
(b)
....... 600 559,135
Pfizer Investment Enterprises Pte. Ltd., 4.45%,
05/19/28 ...................... 4,777 4,709,030
Teva Pharmaceutical Finance Netherlands III
BV
3.15% , 10/01/26 .................. 191 178,045

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Low Duration Bond Portfolio
Schedules of Investments
93
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
4.75% , 05/09/27 .................. USD 200 $ 192,356
21,839,356
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 05/01/28
(b)
....... 364 326,385
Dun & Bradstreet Corp. (The), 5.00%,
12/15/29
(b)
..................... 369 340,610
KBR, Inc., 4.75%, 09/30/28
(b)
........... 16 14,713
Korn Ferry, 4.63%, 12/15/27
(b)
.......... 193 183,795
Teleperformance SE, 5.25%, 11/22/28
(d)
.... EUR 1,400 1,549,820
2,415,323
Real Estate Management & Development — 0.0%
Anywhere Real Estate Group LLC, 7.00%,
04/15/30
(b)
..................... USD 213 189,231
Fantasia Holdings Group Co. Ltd.
(d)(g)(h)
11.88% , 06/01/24 ................. 667 10,005
9.25% , 07/28/24 .................. 667 10,005
9.88% , 10/19/24 .................. 333 4,995
10.88% , 01/09/25 ................. 1,167 17,505
Howard Hughes Corp. (The), 5.38%, 08/01/28
(b)
178 170,733
402,474
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
..................... 109 99,490
Realty Income Corp.
4.63% , 11/01/25 .................. 475 470,395
0.75% , 03/15/26 .................. 908 832,233
4.88% , 06/01/26 .................. 421 418,434
3.00% , 01/15/27 .................. 1,313 1,240,513
3.95% , 08/15/27 .................. 954 924,563
3,985,628
Semiconductors & Semiconductor Equipment — 0.8%
Broadcom Corp., 3.88%, 01/15/27 ....... 8,617 8,353,572
Broadcom, Inc.
3.46% , 09/15/26 .................. 1,717 1,651,467
4.75% , 04/15/29 .................. 1,410 1,392,655
Entegris, Inc.
(b)
4.38% , 04/15/28 .................. 91 85,528
4.75% , 04/15/29 .................. 567 543,388
Intel Corp., 4.88%, 02/10/28 ........... 3,522 3,530,692
Microchip Technology, Inc., 5.05%, 03/15/29 . 5,200 5,200,783
NXP BV
2.70% , 05/01/25 .................. 3,740 3,625,107
3.40% , 05/01/30 .................. 5,211 4,724,173
2.50% , 05/11/31 .................. 2,769 2,319,647
QUALCOMM, Inc.
3.25% , 05/20/27 .................. 2,062 1,975,899
1.30% , 05/20/28 .................. 1,208 1,059,118
Synaptics, Inc., 4.00%, 06/15/29
(b)
........ 145 130,499
34,592,528
Software — 0.7%
Boxer Parent Co., Inc., 7.13%, 10/02/25
(b)
... 881 881,787
Camelot Finance SA, 4.50%, 11/01/26
(b)
.... 282 271,328
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
.. 147 152,534
Central Parent, Inc., 7.25%, 06/15/29
(b)
..... 421 429,760
Clarivate Science Holdings Corp.
(b)
3.88% , 07/01/28 .................. 898 830,823
4.88% , 07/01/29 .................. 54 49,957
Cloud Software Group, Inc., 6.50%, 03/31/29
(b)
1,800 1,708,131
Fair Isaac Corp., 4.00%, 06/15/28
(b)
....... 173 161,591
Gen Digital, Inc., 6.75%, 09/30/27
(b)
....... 157 159,248
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
..... 199 191,981
Oracle Corp.
2.50% , 04/01/25 .................. 2,333 2,262,634
Security
Par (000)
Par (000) Value
Software (continued)
1.65% , 03/25/26 .................. USD 9,992 $ 9,325,791
2.65% , 07/15/26 .................. 6,948 6,574,489
PTC, Inc., 3.63%, 02/15/25
(b)
........... 163 159,596
Sabre GLBL, Inc.
(b)
8.63% , 06/01/27 .................. 175 153,566
11.25% , 12/15/27 ................. 9 8,447
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
. 572 559,277
UKG, Inc., 6.88%, 02/01/31
(b)
........... 1,232 1,255,072
VMware LLC
1.40% , 08/15/26 .................. 683 623,755
3.90% , 08/21/27 .................. 6,614 6,334,737
Workday, Inc., 3.50%, 04/01/27 ......... 900 861,806
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
334 300,658
33,256,968
Specialized REITs — 1.2%
American Tower Corp.
2.75% , 01/15/27 .................. 5,711 5,348,043
3.65% , 03/15/27 .................. 12,749 12,220,546
5.20% , 02/15/29 .................. 3,100 3,098,492
Crown Castle, Inc., 1.05%, 07/15/26 ...... 6,474 5,884,669
Equinix, Inc.
1.25% , 07/15/25 .................. 6,377 6,031,991
1.45% , 05/15/26 .................. 1,270 1,168,158
2.90% , 11/18/26 .................. 6,825 6,402,210
1.80% , 07/15/27 .................. 9,447 8,468,647
3.20% , 11/18/29 .................. 4,840 4,332,909
Iron Mountain, Inc., 7.00%, 02/15/29
(b)
..... 592 603,281
Public Storage Operating Co., 5.13%, 01/15/29 228 231,702
SBA Communications Corp.
3.88% , 02/15/27 .................. 209 198,777
3.13% , 02/01/29 .................. 359 316,820
54,306,245
Specialty Retail — 0.2%
Asbury Automotive Group, Inc.
4.50% , 03/01/28 .................. 6 5,712
4.75% , 03/01/30 .................. 91 83,808
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
... 79 73,445
Lowe's Cos., Inc., 4.40%, 09/08/25 ....... 7,832 7,735,939
Penske Automotive Group, Inc., 3.50%,
09/01/25 ...................... 141 137,221
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
................ 60 59,598
8,095,723
Technology Hardware, Storage & Peripherals — 0.0%
HP, Inc., 4.75%, 01/15/28 ............. 89 88,483
Seagate HDD Cayman, 8.25%, 12/15/29
(b)
.. 210 225,637
314,120
Textiles, Apparel & Luxury Goods — 0.0%
(b)
Crocs, Inc., 4.25%, 03/15/29 ........... 122 111,535
Hanesbrands, Inc., 4.88%, 05/15/26 ...... 56 54,523
Levi Strauss & Co., 3.50%, 03/01/31 ...... 140 122,822
William Carter Co. (The), 5.63%, 03/15/27 ... 91 90,382
379,262
Tobacco — 1.5%
Altria Group, Inc.
2.35% , 05/06/25 .................. 2,008 1,943,287
6.20% , 11/01/28 .................. 12,979 13,527,643
BAT Capital Corp.
3.22% , 08/15/24 .................. 10,429 10,326,759
2.79% , 09/06/24 .................. 16,833 16,620,420
2.26% , 03/25/28 .................. 2,626 2,337,631
BAT International Finance plc
4.45% , 03/16/28 .................. 582 565,150

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Low Duration Bond Portfolio
94
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Tobacco (continued)
5.93% , 02/02/29 .................. USD 12,554 $ 12,885,761
Philip Morris International, Inc.
5.13% , 11/15/24 .................. 4,621 4,609,962
1.50% , 05/01/25 .................. 7,474 7,179,743
0.13% , 08/03/26 .................. EUR 256 255,667
70,252,023
Trading Companies & Distributors — 0.1%
(b)
Beacon Roofing Supply, Inc., 6.50%, 08/01/30 USD 117 118,724
Fortress Transportation & Infrastructure
Investors LLC
6.50% , 10/01/25 .................. 291 290,564
5.50% , 05/01/28 .................. 314 304,241
7.88% , 12/01/30 .................. 303 318,184
Herc Holdings, Inc., 5.50%, 07/15/27 ...... 250 245,547
Imola Merger Corp., 4.75%, 05/15/29 ...... 259 242,851
SRS Distribution, Inc., 4.63%, 07/01/28 .... 694 699,074
WESCO Distribution, Inc., 6.38%, 03/15/29 .. 86 86,884
2,306,069
Transportation Infrastructure — 0.0%
Rand Parent LLC, 8.50%, 02/15/30
(b)
...... 11 10,893
Wireless Telecommunication Services — 1.5%
Connect Finco SARL, 6.75%, 10/01/26
(b)
.... 400 392,110
Rogers Communications, Inc.
2.90% , 11/15/26 .................. 1,951 1,839,588
3.20% , 03/15/27 .................. 10,351 9,825,958
5.00% , 02/15/29 .................. 11,634 11,553,204
Sprint LLC, 7.13%, 06/15/24 ........... 6,028 6,038,326
Sprint Spectrum Co. LLC, 4.74%, 03/20/25
(b)
. 2,028 2,016,324
T-Mobile USA, Inc.
2.25% , 02/15/26 .................. 11,206 10,603,763
2.63% , 04/15/26 .................. 10,026 9,523,678
3.75% , 04/15/27 .................. 8,938 8,608,251
5.38% , 04/15/27 .................. 554 556,379
4.85% , 01/15/29 .................. 5,695 5,652,815
66,610,396
Total Corporate Bonds — 35 .2%
(Cost: $ 1,629,219,752 ) ............................ 1,623,986,739
Floating Rate Loan Interests
Oil, Gas & Consumable Fuels — 0.1%
Ecopetrol SA, Term Loan , (1-mo. CME Term
SOFR + 0.00%), 10.11%
,
09/06/30
(a) (e)
.... 5,000 5,150,000
Total Floating Rate Loan Interests — 0 .1%
(Cost: $ 4,964,660 ) ............................... 5,150,000
Foreign Agency Obligations
Canada — 1.1%
(b)
CPPIB Capital, Inc. , 0.50%
,
09/16/24 ...... 22,650 22,152,360
OMERS Finance Trust , 1.10%
,
03/26/26 .... 17,380 16,133,242
Ontario Teachers' Finance Trust , 4.25%
,
04/25/28 ....................... 13,860 13,658,823
51,944,425
Saudi Arabia — 0.1%
Saudi Arabian Oil Co. , 2.88%
,
04/16/24
(b)
.... 3,245 3,235,589
Total Foreign Agency Obligations — 1 .2%
(Cost: $ 57,013,267 ) ............................... 55,180,014
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 5.6%
Angel Oak Mortgage Trust
(b)(c)
Series 2023-6, Class A1, 6.50%, 12/25/67 . USD 2,347 $ 2,365,237
Series 2024-1, Class A1, 5.21%, 08/25/68 . 6,262 6,129,297
Arroyo Mortgage Trust, Series 2022-2, Class
A1, 4.95%, 07/25/57
(b) (c)
............. 4,360 4,276,946
Banc of America Mortgage Trust, Series 2003-J,
Class 2A1, 5.08%, 11/25/33
(a)
......... 122 108,199
Barclays Mortgage Loan Trust, Series 2024-
NQM1, Class A1, 5.90%, 01/25/64
(b) (c)
.... 5,833 5,796,590
Barley Hill No. 2 plc, Series 2, Class C, (Sterling
Overnight Index Average + 1.70%), 6.89%,
08/27/58
(a) (d)
..................... GBP 520 653,067
Bear Stearns ARM Trust, Series 2004-5, Class
2A, 3.68%, 07/25/34
(a)
.............. USD 195 172,768
BlackRock Capital Finance LP, Series 1997-R2,
Class AP, 0.00%, 12/25/35
(a) (b) (e) (i)
....... 16 —
BRAVO Residential Funding Trust, Series 2023-
NQM6, Class A1, 6.60%, 09/25/63
(b) (c)
.... 4,303 4,331,240
Canada Square Funding plc
(a)
Series 2021-2, Class C, (Sterling Overnight
Index Average + 1.60%), 6.80%,
06/17/58
(d)
.................... GBP 102 128,419
Series 6, Class C, (Sterling Overnight Index
Average + 1.45%), 6.69%, 01/17/59
(d)
.. 318 396,050
Series 6, Class D, (Sterling Overnight Index
Average + 1.85%), 7.09%, 01/17/59
(d)
.. 178 218,466
Chase Home Lending Mortgage Trust
(a)(b)
Series 2019-ATR2, Class A11, (1-mo. CME
Term SOFR at 6.50% Cap + 1.01%),
6.34%, 07/25/49 ................ USD 660 635,634
Series 2019-ATR2, Class A3, 3.50%,
07/25/49 ..................... 1,412 1,250,505
CHL Mortgage Pass-Through Trust
Series 2005-17, Class 1A6, 5.50%, 09/25/35 178 163,952
Series 2005-HYB8, Class 2A1, 4.59%,
12/20/35
(a)
.................... 480 429,710
CIM Trust, Series 2021-R6, Class A1, 1.42%,
07/25/61
(a) (b)
..................... 3,892 3,341,063
COLT Mortgage Loan Trust, Series 2022-3,
Class A1, 3.90%, 02/25/67
(a) (b)
......... 2,469 2,334,743
Credit Suisse Mortgage Capital Certificates,
Series 2022-ATH1, Class A1A, 2.87%,
01/25/67
(a) (b)
..................... 5,950 5,522,434
CSMC Trust
(a)(b)
Series 2013-HYB1, Class B2, 6.79%,
04/25/43 ..................... 134 133,988
Series 2013-HYB1, Class B4, 6.79%,
04/25/43 ..................... 1,583 1,581,359
Series 2015-1, Class A1, 2.50%, 01/25/45 . 4,814 4,085,987
Series 2017-RPL1, Class A1, 2.75%,
07/25/57 ..................... 484 460,171
Series 2019-RP10, Class A1, 3.14%,
12/26/59 ..................... 2,508 2,523,477
Dilosk Rmbs No. 8 Sts DAC
(a)
Series 8-STS, Class A, (3-mo. EURIBOR +
0.65%), 4.57%, 05/20/62
(d)
......... EUR 534 576,259
Series 8-STS, Class B, (3-mo. EURIBOR +
0.90%), 4.82%, 05/20/62
(d)
......... 131 141,079
Dutch Property Finance BV
(a)
Series 2021-1, Class B, (3-mo. EURIBOR +
1.10%), 5.02%, 07/28/58
(d)
......... 740 796,547
Series 2021-2, Class B, (3-mo. EURIBOR +
0.80%), 4.73%, 04/28/59
(d)
......... 820 878,426

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Low Duration Bond Portfolio
Schedules of Investments
95
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2021-2, Class C, (3-mo. EURIBOR +
1.05%), 4.97%, 04/28/59
(d)
......... EUR 503 $ 533,464
East One plc
(a)
Series 2024-1, Class A, (Sterling Overnight
Index Average + 1.40%), 6.61%,
12/27/55
(d)
.................... GBP 537 537,000
Series 2024-1, Class B, (Sterling Overnight
Index Average + 1.70%), 6.91%,
12/27/55
(d)
.................... 231 229,007
Series 2024-1, Class C, (Sterling Overnight
Index Average + 2.00%), 7.21%,
12/27/55
(d)
.................... 375 369,121
Elstree Funding No. 4 plc, Series 4, Class A,
(Sterling Overnight Index Average + 1.12%),
6.32%, 10/21/55
(a) (d)
................ 531 673,039
Finsbury Square, Series 2021-1GRX, Class C,
(Sterling Overnight Index Average + 1.25%),
6.45%, 12/16/67
(a) (d)
................ 1,045 1,301,232
Finsbury Square plc
(a)
Series 2021-2X, Class C, (Sterling Overnight
Index Average + 1.40%), 6.60%,
12/16/71
(d)
.................... 371 465,683
Series 2021-2X, Class D, (Sterling Overnight
Index Average + 1.70%), 6.90%,
12/16/71
(d)
.................... 200 247,483
Flagstar Mortgage Trust, Series 2018-2, Class
A4, 3.50%, 04/25/48
(a) (b)
............. USD 2,233 2,170,618
Gemgarto plc, Series 2021-1X, Class C,
(Sterling Overnight Index Average + 1.30%),
6.50%, 12/16/67
(a) (d)
................ GBP 218 273,931
GS Mortgage-Backed Securities Corp. Trust
(a)(b)
Series 2019-PJ1, Class B1, 4.04%, 08/25/49 USD 1,902 1,798,433
Series 2022-PJ2, Class A4, 2.50%, 06/25/52 11,784 9,440,673
Harben Finance
(a)
Series 2017-1RX, Class C, (Sterling
Overnight Index Average + 1.15%),
6.34%, 09/28/55
(d)
............... GBP 741 923,523
Series 2017-1RX, Class D, (Sterling
Overnight Index Average + 1.50%),
6.69%, 09/28/55
(d)
............... 441 540,991
Homeward Opportunities Fund Trust, Series
2022-1, Class A1, 5.08%, 07/25/67
(b) (c)
.... USD 1,781 1,758,208
Hops Hill No. 1 plc
(a)
Series 1, Class C, (Sterling Overnight Index
Average + 1.85%), 7.04%, 05/27/54
(d)
.. GBP 200 252,643
Series 1, Class D, (Sterling Overnight Index
Average + 2.35%), 7.54%, 05/27/54
(d)
.. 100 126,363
J.P. Morgan Mortgage Trust
(b)
Series 2020-7, Class A3, 3.00%, 01/25/51
(a)
USD 2,510 2,123,025
Series 2020-LTV1, Class A11, (1-mo. CME
Term SOFR at 6.00% Cap + 1.11%),
6.00%, 06/25/50
(a)
............... 260 257,674
Series 2021-3, Class A12, 5.50%, 07/25/51
(a)
7,740 7,600,728
Series 2021-6, Class A12, 5.00%, 10/25/51
(a)
7,802 7,481,587
Series 2021-7, Class A12, 5.00%, 11/25/51
(a)
4,491 4,322,616
Series 2022-INV3, Class A3B, 3.00%,
09/25/52
(a)
.................... 6,744 5,609,640
Series 2023-DSC1, Class A1, 4.62%,
07/25/63
(a)
.................... 4,808 4,594,845
Series 2024-2, Class A3, 6.00%, 08/25/54 . 3,025 3,022,334
Jubilee Place, Series 3, Class C, (3-mo.
EURIBOR + 1.60%), 5.53%, 01/17/59
(a) (d)
.. EUR 201 213,536
Jupiter Mortgage No. 1 plc
(a)
Series 1X, Class AR, (Sterling Overnight
Index Average + 1.00%), 6.24%,
07/20/55
(d)
.................... GBP 715 905,433
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 1X, Class BR, (Sterling Overnight
Index Average + 1.70%), 6.94%,
07/20/55
(d)
.................... GBP 1,362 $ 1,722,650
Series 1X, Class CR, (Sterling Overnight
Index Average + 2.25%), 7.49%,
07/20/55
(d)
.................... 430 544,773
Series 1X, Class DR, (Sterling Overnight
Index Average + 3.00%), 8.24%,
07/20/55
(d)
.................... 293 369,403
Lanark Master Issuer plc, Series 2024-1X,
Class 1A, (Sterling Overnight Index Average
+ 0.50%), 5.74%, 12/22/69
(a) (d)
......... 528 668,123
Lanebrook Mortgage Transaction plc
(a)
Series 2020-1, Class C, (Sterling Overnight
Index Average + 2.25%), 7.45%,
06/12/57
(d)
.................... 370 467,922
Series 2021-1, Class C, (Sterling Overnight
Index Average + 1.25%), 6.49%,
07/20/58
(d)
.................... 158 197,776
Mello Mortgage Capital Acceptance, Series
2022-INV2, Class A3, 3.00%, 04/25/52
(a) (b)
. USD 11,274 9,413,182
MFA Trust
(b)(c)
Series 2023-INV2, Class A1, 6.77%,
10/25/58 ..................... 1,894 1,905,911
Series 2023-NQM3, Class A1, 6.62%,
07/25/68 ..................... 5,571 5,599,580
Mill City Mortgage Loan Trust
(a)(b)
Series 2017-3, Class A1, 2.75%, 01/25/61 . 1,952 1,916,805
Series 2018-1, Class A1, 3.25%, 05/25/62 . 1,485 1,448,498
Series 2018-3, Class A1, 3.50%, 08/25/58 . 2,006 1,938,079
MortgageIT Trust, Series 2004-1, Class A1,
(1-mo. CME Term SOFR at 0.78% Floor and
11.50% Cap + 0.89%), 6.22%, 11/25/34
(a)
. 369 348,362
Mortimer BTL plc, Series 2021-1, Class C,
(Sterling Overnight Index Average + 1.45%),
6.65%, 06/23/53
(a) (d)
................ GBP 111 139,512
New Residential Mortgage Loan Trust
(a)(b)
Series 2016-3A, Class A1B, 3.25%,
09/25/56 ..................... USD 978 894,162
Series 2018-1A, Class A1A, 4.00%,
12/25/57 ..................... 3,494 3,306,259
Series 2020-1A, Class A1B, 3.50%,
10/25/59 ..................... 8,458 7,797,084
OBX Trust
(b)
Series 2022-INV3, Class A1, 3.00%,
02/25/52
(a)
.................... 2,616 2,190,400
Series 2023-NQM6, Class A1, 6.52%,
07/25/63
(c)
.................... 6,850 6,905,462
Permanent Master Issuer plc, Series 2024-
1X, Class 1A1, (Sterling Overnight Index
Average + 0.55%), 5.80%, 07/15/73
(a) (d)
... GBP 876 1,107,959
PMF plc, Series 2024-1, Class A, (Sterling
Overnight Index Average + 0.98%), 6.18%,
07/16/60
(a) (d)
..................... 452 571,102
Polaris plc
(a)
Series 2022-1, Class E, (Sterling Overnight
Index Average + 3.40%), 8.59%,
10/23/59
(d)
.................... 538 662,327
Series 2024-1, Class A, (Sterling Overnight
Index Average + 1.03%), 6.24%,
02/26/61
(d)
.................... 1,000 1,262,399
Series 2024-1, Class B, (Sterling Overnight
Index Average + 1.35%), 6.56%,
02/26/61
(d)
.................... 421 532,443

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Low Duration Bond Portfolio
96
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2024-1, Class C, (Sterling Overnight
Index Average + 1.70%), 6.91%,
02/26/61
(d)
.................... GBP 144 $ 182,115
Series 2024-1, Class D, (Sterling Overnight
Index Average + 2.70%), 7.91%,
02/26/61
(d)
.................... 105 132,786
Series 2024-1, Class E, (Sterling Overnight
Index Average + 4.00%), 9.21%,
02/26/61
(d)
.................... 100 126,456
PRKCM Trust, Series 2023-AFC3, Class A1,
6.58%, 09/25/58
(b) (c)
................ USD 5,903 5,941,714
Provident Funding Mortgage Trust
(a)(b)
Series 2021-INV1, Class A3, 2.50%,
08/25/51 ..................... 1,976 1,710,971
Series 2021-INV2, Class 1A3, 2.50%,
11/25/51 ..................... 2,564 2,206,798
PRPM LLC
(b)
Series 2023-1, Class A1, 6.88%, 02/25/28
(a)
2,404 2,416,263
Series 2024-RCF1, Class A1, 4.00%,
01/25/54
(c)
.................... 1,241 1,184,169
Residential Mortgage Securities 32 plc, Series
32X, Class C, (Sterling Overnight Index
Average + 2.20%), 7.40%, 06/20/70
(a) (d)
... GBP 1,025 1,293,251
RMAC Securities No.1 plc, Series 2007-NS1X,
Class A2A, (Sterling Overnight Index
Average + 0.27%), 5.47%, 06/12/44
(a) (d)
... 260 318,344
Seasoned Credit Risk Transfer Trust
Series 2018-2, Class MA, 3.50%, 11/25/57 USD 3,383 3,196,829
Series 2018-3, Class MA, 3.50%, 08/25/57
(a)
9,724 9,206,259
Series 2019-4, Class MA, 3.00%, 02/25/59 10,537 9,572,581
Sequoia Mortgage Trust, Series 2017-CH1,
Class A2, 3.50%, 08/25/47
(a) (b)
......... 265 241,927
SG Residential Mortgage Trust, Series 2022-2,
Class A1, 5.35%, 08/25/62
(b) (c)
......... 872 865,885
Silverstone Master Issuer plc, Series 2023-1,
Class 2A, (Sterling Overnight Index Average
+ 0.50%), 5.74%, 01/21/70
(a) (d)
......... GBP 635 804,135
Stanlington No. 2 plc
(a)
Series 2, Class C, (Sterling Overnight
Index Average at 10.63% Cap + 1.75%),
6.95%, 06/12/45
(d)
............... 535 668,507
Series 2, Class D, (Sterling Overnight Index
Average at 11.20% Cap + 2.20%), 7.40%,
06/12/45
(d)
.................... 329 404,626
Series 2, Class E, (Sterling Overnight Index
Average at 12.30% Cap + 3.30%),
8.50%, 06/12/45
(d)
............... 450 544,781
Starwood Mortgage Residential Trust, Series
2020-INV1, Class A1, 1.03%, 11/25/55
(a) (b)
. USD 1,819 1,674,089
Stratton Mortgage Funding plc
(a)
Series 2024-2X, Class A, (Sterling Overnight
Index Average + 0.90%), 6.09%,
06/28/50
(d)
.................... GBP 524 659,052
Series 2024-2X, Class B, (Sterling Overnight
Index Average + 1.35%), 6.54%,
06/28/50
(d)
.................... 315 394,088
Series 2024-2X, Class C, (Sterling Overnight
Index Average + 1.50%), 6.69%,
06/28/50
(d)
.................... 242 300,124
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-13, Class A2, (1-mo.
CME Term SOFR at 0.30% Floor + 0.41%),
5.74%, 09/25/34
(a)
................. USD 465 401,125
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Together Asset-Backed Securitisation plc
(a)
Series 2021-1ST1, Class C, (Sterling
Overnight Index Average + 1.25%),
6.50%, 07/12/63
(d)
............... GBP 108 $ 135,747
Series 2024-2ND1X, Class B, (Sterling
Overnight Index Average + 1.70%),
6.90%, 08/20/55
(d)
............... 156 197,843
Series 2024-2ND1X, Class C, (Sterling
Overnight Index Average + 2.50%),
7.70%, 08/20/55
(d)
............... 103 130,661
Series 2024-2ND1X, Class D, (Sterling
Overnight Index Average + 3.50%),
8.70%, 08/20/55
(d)
............... 119 150,943
Towd Point Mortgage Trust
(a)(b)
Series 2015-1, Class A5, 4.53%, 10/25/53 . USD 8,052 7,976,889
Series 2017-4, Class A1, 2.75%, 06/25/57 . 7,025 6,724,349
Series 2017-6, Class A1, 2.75%, 10/25/57 . 5,803 5,591,960
Series 2018-1, Class A1, 3.00%, 01/25/58 . 3,217 3,126,208
Series 2018-2, Class A1, 3.25%, 03/25/58 . 3,847 3,721,101
Series 2018-6, Class A1A, 3.75%, 03/25/58 5,708 5,575,747
Tower Bridge Funding plc
(a)
Series 2021-1, Class C, (Sterling Overnight
Index Average + 1.85%), 7.09%,
07/21/64
(d)
.................... GBP 365 460,902
Series 2021-1, Class D, (Sterling Overnight
Index Average + 2.15%), 7.39%,
07/21/64
(d)
.................... 252 318,178
Series 2021-2, Class C, (Sterling Overnight
Index Average + 1.50%), 6.72%,
11/20/63
(d)
.................... 140 176,070
Series 2021-2, Class D, (Sterling Overnight
Index Average + 1.80%), 7.02%,
11/20/63
(d)
.................... 169 210,662
Series 2024-1X, Class C, (Sterling Overnight
Index Average + 3.00%), 8.25%,
01/20/66
(d)
.................... 154 196,016
Series 2024-1X, Class D, (Sterling Overnight
Index Average + 4.00%), 9.25%,
01/20/66
(d)
.................... 156 198,640
Twin Bridges plc
(a)
Series 2021-1, Class C, (Sterling Overnight
Index Average + 1.60%), 6.80%,
03/12/55
(d)
.................... 436 550,782
Series 2021-1, Class D, (Sterling Overnight
Index Average + 2.10%), 7.30%,
03/12/55
(d)
.................... 220 274,439
Series 2021-2, Class C, (Sterling Overnight
Index Average + 1.15%), 6.35%,
09/12/55
(d)
.................... 435 542,154
Series 2021-2, Class D, (Sterling Overnight
Index Average + 1.50%), 6.70%,
09/12/55
(d)
.................... 187 230,200
Series 2022-1, Class D, (Sterling Overnight
Index Average + 1.70%), 6.90%,
12/01/55
(d)
.................... 365 445,065
UWM Mortgage Trust, Series 2021-INV5, Class
A10, 5.00%, 01/25/52
(a) (b)
............ USD 4,842 4,643,510
Verus Securitization Trust
(b)(c)
Series 2022-2, Class A1, 4.26%, 02/25/67 . 2,899 2,702,301
Series 2022-3, Class A1, 4.13%, 02/25/67 . 7,677 7,186,249
Walsh Acceptance, Series 1997-2, Class A,
(1-mo. CME Term SOFR at 1.00% Floor +
2.11%), 7.44%, 03/01/27
(a) (b)
.......... 1 1,051
Wells Fargo Mortgage Backed Securities
Trust
(a)(b)
Series 2019-4, Class A2, 3.00%, 09/25/49 . 769 652,165

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Low Duration Bond Portfolio
Schedules of Investments
97
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2020-RR1, Class A1, 3.00%,
05/25/50 ..................... USD 1,318 $ 1,120,142
256,801,465
Commercial Mortgage-Backed Securities — 5.0%
2023-MIC Trust, Series 2023-MIC, Class A,
8.44%, 12/05/38
(a) (b)
................ 3,480 3,752,164
Alen Mortgage Trust, Series 2021-ACEN, Class
A, (1-mo. CME Term SOFR at 1.15% Floor +
1.26%), 6.59%, 04/15/34
(a) (b)
.......... 8,030 7,337,088
Atom Mortgage Securities DAC, Series
1X, Class D, (Sterling Overnight Index
Average at 1.90% Floor + 1.90%), 7.14%,
07/22/31
(a) (d)
..................... GBP 1,542 1,608,470
BAMLL Commercial Mortgage Securities
Trust, Series 2017-SCH, Class AF, (1-mo.
CME Term SOFR at 1.00% Floor + 1.05%),
6.37%, 11/15/33
(a) (b)
................ USD 3,270 3,254,743
BANK
Series 2018-BN14, Class A2, 4.13%,
09/15/60 ..................... 2,355 2,348,330
Series 2019-BN16, Class A2, 3.93%,
02/15/52 ..................... 9,775 9,748,683
Series 2019-BN18, Class A2, 3.47%,
05/15/62 ..................... 15,479 15,349,757
BLP Commercial Mortgage Trust
(a)(b)
Series 2024-IND2, Class A, (1-mo. CME
Term SOFR at 1.34% Floor + 1.34%),
6.67%, 03/15/41 ................ 5,590 5,591,751
Series 2024-IND2, Class D, (1-mo. CME
Term SOFR at 2.59% Floor + 2.59%),
7.92%, 03/15/41 ................ 600 600,258
BX Commercial Mortgage Trust
(a)(b)
Series 2023-XL3, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 7.09%,
12/09/40 ..................... 5,745 5,780,709
Series 2024-MF, Class B, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 7.02%,
02/15/39 ..................... 1,660 1,652,737
Series 2024-XL4, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 6.77%,
02/15/39 ..................... 4,070 4,075,053
BX Trust
(a)(b)
Series 2021-VIEW, Class A, (1-mo. CME
Term SOFR at 1.28% Floor + 1.39%),
6.72%, 06/15/36 ................ 3,450 3,352,665
Series 2024-BIO, Class A, (1-mo. CME Term
SOFR + 1.64%), 6.97%, 02/15/41 .... 8,073 8,093,176
Series 2024-CNYN, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
6.74%, 04/15/29 ................ 2,900 2,900,000
Series 2024-PAT, Class A, (1-mo. CME Term
SOFR at 2.09% Floor + 2.09%), 7.34%,
03/15/26 ..................... 2,950 2,948,493
Series 2024-PAT, Class B, (1-mo. CME Term
SOFR at 3.04% Floor + 3.04%), 8.29%,
03/15/26 ..................... 1,190 1,189,347
Cassia SRL
(a)
Series 2022-1X, Class A, (3-mo. EURIBOR
at 2.50% Floor + 2.50%), 6.44%,
05/22/34
(d)
.................... EUR 4,583 4,907,886
Series 2022-1X, Class B, (3-mo. EURIBOR
at 3.50% Floor + 3.50%), 7.44%,
05/22/34
(d)
.................... 2,190 2,206,916
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
CENT Trust, Series 2023-CITY, Class A, (1-mo.
CME Term SOFR at 2.62% Floor + 2.62%),
7.95%, 09/15/38
(a) (b)
................ USD 5,838 $ 5,895,999
Citigroup Commercial Mortgage Trust
Series 2015-GC31, Class A4, 3.76%,
06/10/48 ..................... 9,000 8,726,903
Series 2016-P3, Class A2, 2.74%, 04/15/49 111 109,007
Commercial Mortgage Trust
Series 2014-UBS6, Class ASB, 3.39%,
12/10/47 ..................... 197 196,063
Series 2015-CR22, Class A3, 3.21%,
03/10/48 ..................... 11,549 11,280,448
Series 2015-CR23, Class A4, 3.50%,
05/10/48 ..................... 7,750 7,562,614
Series 2015-CR24, Class ASB, 3.45%,
08/10/48 ..................... 1,579 1,565,001
Series 2015-PC1, Class B, 4.29%,
07/10/50
(a)
.................... 4,175 3,945,182
Credit Suisse Mortgage Capital Certificates
(b)
Series 2020-NET, Class A, 2.26%, 08/15/37 6,734 6,258,121
Series 2021-980M, Class A, 2.39%,
07/15/31 ..................... 6,240 5,702,931
Series 2021-980M, Class C, 3.20%,
07/15/31 ..................... 3,450 3,103,697
CSAIL Commercial Mortgage Trust, Series
2015-C2, Class A4, 3.50%, 06/15/57 ..... 2,458 2,396,950
CSMC Trust, Series 2021-BHAR, Class C,
(1-mo. CME Term SOFR at 2.00% Floor +
2.11%), 7.44%, 11/15/38
(a) (b)
........... 2,500 2,479,744
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class F, 5.52%, 05/03/32
(b)
...... 2,000 1,894,210
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2023-FUN, Class A, (1-mo. CME
Term SOFR at 2.09% Floor + 2.09%),
7.42%, 03/15/28 ................ 5,890 5,908,406
Series 2023-FUN, Class B, (1-mo. CME
Term SOFR at 2.79% Floor + 2.79%),
8.12%, 03/15/28 ................ 5,065 5,079,246
GS Mortgage Securities Trust
Series 2011-GC5, Class AS, 5.15%,
08/10/44
(a) (b)
................... 4,152 4,027,666
Series 2014-GC24, Class AAB, 3.65%,
09/10/47 ..................... 395 393,444
HONO Mortgage Trust, Series 2021-LULU,
Class A, (1-mo. CME Term SOFR at 1.15%
Floor + 1.26%), 6.59%, 10/15/36
(a) (b)
..... 5,557 5,352,086
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(b)
Series 2016-NINE, Class A, 2.85%,
09/06/38
(a)
.................... 643 601,516
Series 2018-WPT, Class AFX, 4.25%,
07/05/33 ..................... 7,070 6,539,456
Series 2019-BKWD, Class A, (1-mo. CME
Term SOFR at 1.00% Floor + 1.61%),
6.94%, 09/15/29
(a)
............... 1,267 1,203,615
Series 2022-OPO, Class D, 3.45%,
01/05/39
(a)
.................... 1,000 720,442
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C23, Class ASB, 3.66%,
09/15/47 ....................... 610 606,881
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6, Class A3, 3.11%, 07/15/50 8,404 7,979,188
KSL Commercial Mortgage Trust, Series 2023-
HT, Class A, (1-mo. CME Term SOFR at
2.29% Floor + 2.29%), 7.62%, 12/15/36
(a) (b)
2,450 2,464,547

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Low Duration Bond Portfolio
98
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Last Mile Logistics Pan Euro Finance DAC
(a)
Series 1X, Class C, (3-mo. EURIBOR at
1.40% Floor + 1.40%), 5.32%, 08/17/33
(d)
EUR 1,331 $ 1,385,326
Series 1X, Class D, (3-mo. EURIBOR at
1.90% Floor + 1.90%), 5.82%, 08/17/33
(d)
1,031 1,064,556
Last Mile Securities PE DAC
(a)
Series 2021-1X, Class B, (3-mo. EURIBOR
at 1.20% Floor and 5.20% Cap + 1.20%),
5.11%, 08/17/31
(d)
............... 939 998,735
Series 2021-1X, Class C, (3-mo. EURIBOR
at 1.60% Floor and 5.60% Cap + 1.60%),
5.51%, 08/17/31
(d)
............... 1,061 1,124,514
LUX Trust, Series 2023-LION, Class A, (1-mo.
CME Term SOFR at 2.69% Floor + 2.69%),
8.02%, 08/15/40
(a) (b)
................ USD 2,329 2,352,762
MIRA Trust, Series 2023-MILE, Class A, 6.75%,
06/10/38
(b)
...................... 1,955 2,029,883
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2014-C19, Class ASB, 3.33%,
12/15/47 ....................... 479 476,838
Morgan Stanley Capital I Trust, Series 2018-
BOP, Class A, (1-mo. CME Term SOFR at
0.85% Floor + 0.90%), 6.22%, 08/15/33
(a) (b)
1,799 1,482,255
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class A, (US Prime Rate +
1.00%), 8.50%, 06/15/35
(a) (b)
.......... 943 872,068
OPEN Trust, Series 2023-AIR, Class A, (1-mo.
CME Term SOFR at 3.09% Floor + 3.09%),
8.41%, 10/15/28
(a) (b)
................ 1,359 1,372,332
PKHL Commercial Mortgage Trust, Series
2021-MF, Class A, (1-mo. CME Term
SOFR at 0.88% Floor + 0.99%), 6.32%,
07/15/38
(a) (b)
..................... 4,648 4,421,465
Ready Capital Mortgage Financing LLC, Series
2022-FL9, Class A, (1-mo. CME Term
SOFR at 2.47% Floor + 2.47%), 7.80%,
06/25/37
(a) (b)
..................... 702 702,660
Sage AR Funding plc, Series 1X, Class C,
(Sterling Overnight Index Average + 2.15%),
7.37%, 11/17/30
(a) (d)
................ GBP 535 660,096
Taubman Centers Commercial Mortgage
Trust, Series 2022-DPM, Class A, (1-mo.
CME Term SOFR at 2.19% Floor + 2.19%),
7.51%, 05/15/37
(a) (b)
................ USD 2,220 2,236,650
Taurus UK DAC
(a)
Series 2021-UK1X, Class B, (Sterling
Overnight Index Average at 1.30%
Floor and 5.30% Cap + 1.30%), 6.52%,
05/17/31
(d)
.................... GBP 880 1,099,217
Series 2021-UK1X, Class C, (Sterling
Overnight Index Average at 1.65% Floor
+ 1.65%), 6.87%, 05/17/31
(d)
........ 536 669,283
Series 2021-UK1X, Class D, (Sterling
Overnight Index Average at 2.60% Floor
+ 2.60%), 7.82%, 05/17/31
(d)
........ 547 678,395
Series 2021-UK4X, Class D, (Sterling
Overnight Index Average at 2.10% Floor
+ 2.10%), 7.32%, 08/17/31
(d)
........ 948 1,186,776
UBS Commercial Mortgage Trust, Series 2019-
C18, Class A4, 3.04%, 12/15/52 ........ USD 283 247,343
Velocity Commercial Capital Loan Trust
(b)
Series 2018-1, Class A, 3.59%, 04/25/48 .. 312 297,199
Series 2019-3, Class A, 3.03%, 10/25/49
(a)
. 2,070 1,961,809
Series 2023-3, Class A, 7.10%, 08/25/53
(a)
. 5,971 6,037,704
Wells Fargo Commercial Mortgage Trust
Series 2015-C27, Class A5, 3.45%, 02/15/48 10,140 9,897,297
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2015-C28, Class ASB, 3.31%,
05/15/48 ..................... USD 1,152 $ 1,138,493
WFRBS Commercial Mortgage Trust, Series
2014-C24, Class ASB, 3.32%, 11/15/47 ... 617 613,781
233,699,026
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Commercial Mortgage Trust, Series 2015-
CR23, Class XA, 0.83%, 05/10/48
(a)
..... 28,518 183,487
Total Non-Agency Mortgage-Backed Securities — 10 .6%
(Cost: $ 511,801,419 ) .............................. 490,683,978
U.S. Government Sponsored Agency Securities
Agency Obligations — 3.2%
Federal Farm Credit Bank Bonds
1.63% , 03/17/31 .................. 450 366,443
1.68% , 09/17/35 .................. 30,000 21,825,605
2.17% , 10/29/29 .................. 6,500 5,770,752
2.25% , 08/15/29 .................. 23,500 20,981,190
2.78% , 12/01/36 .................. 3,525 2,812,133
Federal Home Loan Bank Bonds
0.60% , 12/30/26 .................. 15,000 13,386,686
2.06% , 09/27/29 .................. 19,250 17,028,961
2.18% , 11/06/29 .................. 9,700 8,540,586
2.50% , 11/05/36 .................. 3,525 2,771,952
Federal Home Loan Mortgage Corp.
0.65% , 05/28/26 .................. 15,000 13,728,671
4.20% , 08/28/25 .................. 15,000 14,839,790
Federal National Mortgage Association
0.74% , 08/25/27 .................. 15,000 13,200,953
0.81% , 09/25/28 .................. 15,000 12,783,872
1.63% , 08/24/35 .................. 1,000 719,527
148,757,121
Collateralized Mortgage Obligations — 2.3%
Federal Home Loan Mortgage Corp.
Series 3710 , Class MG , 4.00% , 08/15/25
(c)
. 66 65,613
Series 3959 , Class MA , 4.50% , 11/15/41 .. 605 596,109
Series 3986 , Class M , 4.50% , 09/15/41 ... 86 85,525
Series 4459 , Class BN , 3.00% , 08/15/43 .. 3,620 3,289,257
Series 4569 , Class JA , 3.00% , 03/15/42 .. 2,642 2,558,991
Series 4752 , Class PL , 3.00% , 09/15/46 .. 4,701 4,379,336
Series 4941 , Class MB , 3.00% , 07/25/49 .. 4,064 3,544,924
Series 5000 , Class MA , 2.00% , 06/25/44 .. 3,174 2,874,331
Series 5006 , Class KA , 2.00% , 06/25/45 .. 9,060 8,109,751
Series 5105 , Class LA , 1.50% , 04/15/44 .. 18,901 17,991,630
Federal Home Loan Mortgage Corp. STACR
Trust Variable Rate Notes , Series 2019-
FTR2 , Class M1 , (SOFR 30 day Average +
1.06%), 6.38% , 11/25/48
(a) (b)
.......... 11 10,663
Federal National Mortgage Association
Series 2011-48 , Class MG ,
4.00% , 06/25/26
(c)
............... 216 213,029
Series 2011-84 , Class MG ,
4.00% , 09/25/26
(c)
............... 299 293,982
Series 2020-79 , 1.50% , 11/25/50 ....... 6,357 5,527,617
Federal National Mortgage Association Variable
Rate Notes , Series 2022-65 , Class FB ,
(SOFR 30 day Average at 0.80% Floor and
6.00% Cap + 0.80%), 6.00% , 09/25/52
(a)
.. 42,560 41,704,182
Government National Mortgage Association
Series 2013-131 , Class PA , 3.50% , 06/16/42 350 344,377
Series 2017-136 , Class GB ,
3.00% , 03/20/47 ................ 3,373 3,062,384
Series 2018-36 , Class AM , 3.00% , 07/20/45 7,853 7,402,679

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Low Duration Bond Portfolio
Schedules of Investments
99
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2020-127 , Class LP , 1.50% , 06/20/50 USD 3,421 $ 2,663,340
104,717,720
Commercial Mortgage-Backed Securities — 0.3%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates , Series
KIR2 , Class A1 , 2.75% , 03/25/27 ....... 3,304 3,184,196
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes , Series KJ47 , Class A2 ,
5.43% , 06/25/31
(a)
................. 9,380 9,526,651
12,710,847
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes , Series K121 , Class X1 ,
1.02% , 10/25/30 .................. 11,802 603,429
Government National Mortgage Association
Variable Rate Notes , Series 2012-120 ,
0.64% , 02/16/53 .................. 9,702 152,807
756,236
Mortgage-Backed Securities — 4.3%
Federal Home Loan Mortgage Corp.
3.00% , 09/01/32 - 02/01/36 ........... 2,398 2,218,359
4.00% , 02/01/34 - 06/01/37 ........... 11,836 11,569,660
4.50% , 07/01/47 - 03/01/49 ........... 38,651 37,938,546
(RFUCCT1Y at 1.63% Floor and 8.05% Cap
+ 1.63%), 7.63% , 10/01/45
(a)
........ 758 777,363
Federal National Mortgage Association Variable
Rate Notes
(a)
(RFUCCT1Y at 1.59% Floor and 7.92% Cap
+ 1.59%), 2.92% , 06/01/45 ......... 1,175 1,168,480
(RFUCCT1Y at 1.74% Floor and 8.77% Cap
+ 1.74%), 5.66% , 09/01/42 ......... 1,150 1,183,306
(RFUCCT1Y at 1.59% Floor and 8.13% Cap
+ 1.59%), 7.14% , 09/01/45 ......... 1,084 1,108,942
(RFUCCT1Y at 1.59% Floor and 7.81% Cap
+ 1.59%), 7.59% , 11/01/45 ......... 66 68,048
Uniform Mortgage-Backed Securities
1.50% , 07/01/31 .................. 17,979 16,342,016
2.50% , 12/01/27 - 04/01/32 ........... 16,827 15,759,994
3.00% , 12/01/26 - 09/01/35 ........... 26,168 24,645,579
3.50% , 04/01/34 .................. 1,860 1,792,163
4.00% , 04/01/26 - 03/01/38 ........... 13,574 13,236,132
4.50% , 03/01/47 - 01/01/50 ........... 31,870 31,142,400
4.50% , 04/25/54
(j)
................. 41,800 39,802,895
198,753,883
Total U.S. Government Sponsored Agency Securities — 10 .1%
(Cost: $ 482,810,366 ) .............................. 465,695,807
U.S. Treasury Obligations
U.S. Treasury Notes
3.63% , 05/15/26 .................. 12,580 12,330,366
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
4.13% , 06/15/26 - 02/15/27 ........... USD 162,040 $ 160,568,619
4.50% , 07/15/26 .................. 80,000 79,881,250
4.38% , 08/15/26 - 12/15/26 ........... 242,660 241,995,412
4.63% , 09/15/26 - 11/15/26 ........... 297,715 298,514,830
4.00% , 01/15/27 - 01/31/29 ........... 129,060 127,536,944
4.25% , 03/15/27 .................. 111,835 111,319,510
Total U.S. Treasury Obligations — 22 .4%
(Cost: $ 1,033,986,871 ) ............................ 1,032,146,931
Total Long-Term Investments — 98.1%
(Cost: $ 4,584,468,871 ) ............................ 4,527,668,985
Short-Term Securities
Commercial Paper — 1.0%
(k)
Harley-Davidson Financial Services, Inc. ,
6.08%
,
06/14/24
(b)
................. 12,000 11,847,276
HSBC USA, Inc.
6.55% , 06/24/24 .................. 7,000 6,906,391
6.46% , 08/22/24 .................. 15,000 14,665,697
6.52% , 10/11/24
(b)
................. 15,000 14,545,833
Total Commercial Paper — 1 .0%
(Cost: $ 47,898,325 ) ............................... 47,965,197
Shares
Shares
Money Market Funds — 2.0%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.19%
(i) (l)
................... 90,999,385 90,999,385
Total Money Market Funds — 2 .0%
(Cost: $ 90,999,385 ) ............................... 90,999,385
Total Short-Term Securities — 3.0%
(Cost: $ 138,897,710 ) .............................. 138,964,582
Total Investments Before TBA Sale Commitments — 101 .1%
(Cost: $ 4,723,366,581 ) ............................ 4,666,633,567
Par (000)
Pa r (000)
TBA Sale Commitments
Mortgage-Backed Securities — ( 0 .9 ) %
Uniform Mortgage-Backed Securities ,
4.50% , 04/25/54
(j)
................. (41,800) (39,802,895)
Total TBA Sale Commitments — ( 0 .9 ) %
(Proceeds: $ (40,043,094) ) .......................... (39,802,895)
Total Investments Net of TBA Sale Commitments — 100 .2%
(Cost: $ 4,683,323,487 ) ............................ 4,626,830,672
Liabilities in Excess of Other Assets — (0.2) % ............. (9,247,238)
Net Assets — 100.0% ...............................
$ 4,617,583,434
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Convertible security.
(g)
Issuer filed for bankruptcy and/or is in default.

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Low Duration Bond Portfolio
100
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(h)
Non-income producing security.
(i)
Affiliate of the Fund.
(j)
Represents or includes a TBA transaction.
(k)
Rates are discount rates or a range of discount rates as of period end.
(l)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
Par/Shares
Held at
03/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 72,766,327 $ 18,233,058
(a)
$ — $ — $ — $ 90,999,385 90,999,385 $ 1,078,788 $ —
BlackRock Capital Finance LP ,
Series 1997-R2 , Class AP . — — — — — — 15,614 — —
$ — $ — $ 90,999,385 $ 1,078,788 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Low Duration Bond Portfolio
Schedules of Investments
101
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 44 06/06/24 $ 6,331 $ 70,368
Euro-Schatz ............................................................. 51 06/06/24 5,816 7,415
U.S. Treasury 2-Year Note .................................................... 9,493 06/28/24 1,941,170 (5,159,136)
(5,081,353)
Short Contracts
Euro-Bobl ............................................................... 421 06/06/24 53,709 (290,794)
U.S. Treasury 10-Year Note ................................................... 989 06/18/24 109,578 (117,829)
U.S. Treasury 10-Year Ultra Note ............................................... 895 06/18/24 102,575 (957,219)
U.S. Treasury Long Bond ..................................................... 343 06/18/24 41,310 (705,007)
U.S. Treasury Ultra Bond ..................................................... 59 06/18/24 7,611 (171,603)
U.S. Treasury 5-Year Note .................................................... 7,863 06/28/24 841,464 (349,593)
(2,592,045)
$ (7,673,398)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
GBP 628,000 USD 792,467 State Street Bank and Trust Co. 04/03/24 $ 168
USD 5,116,706 CAD 6,917,000 Deutsche Bank AG 06/20/24 4,325
USD 7,740,471 EUR 7,103,653 BNP Paribas SA 06/20/24 51,833
USD 3,090,570 EUR 2,844,000 Deutsche Bank AG 06/20/24 12,368
USD 39,797,024 EUR 36,423,785 Toronto Dominion Bank 06/20/24 373,742
USD 38,964,515 EUR 35,631,215 UBS AG 06/20/24 399,072
USD 2,000,615 GBP 1,574,000 Bank of New York Mellon 06/20/24 13,152
USD 1,423,829 GBP 1,124,657 Commonwealth Bank of Australia 06/20/24 3,744
USD 37,060,991 GBP 29,093,000 HSBC Bank plc 06/20/24 325,764
1,184,168
USD 792,802 GBP 628,000 State Street Bank and Trust Co. 06/20/24 (163)
$ 1,184,005
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 41.V2 ..................... 5 .00 % Quarterly 12/20/28 USD 21,691 $ (1,624,010) $ (1,507,653) $ (116,357)
Markit CDX North American Investment Grade
Index Series 42.V1 ................ 1 .00 Quarterly 06/20/29 USD 103,030 (2,353,084) (2,235,109) (117,975)
$ (3,977,094) $ (3,742,762) $ (234,332)

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Low Duration Bond Portfolio
102
Derivative Financial Instruments Categorized by Risk Exposure
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.23% Annual 1-day TONAR Annual 11/24/25 JPY 17,391,247 $ (21,752) $ — $ (21,752)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day TONAR ........................................ Tokyo Overnight Average Rate 0 .07%
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ — $ (3,742,762) $ — $ (256,084)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 77,783 $ — $ 77,783
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 1,184,168 — — 1,184,168
$ — $ — $ — $ 1,184,168 $ 77,783 $ — $ 1,261,951
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 7,751,181 $ — $ 7,751,181
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 163 — — 163
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 234,332 — — 21,752 — 256,084
$ — $ 234,332 $ — $ 163 $ 7,772,933 $ — $ 8,007,428
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Low Duration Bond Portfolio
Schedules of Investments
103
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended March 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ — $ — $ (1,491,183) $ — $ (1,491,183)
Forward foreign currency exchange contracts .... — — — (2,468,079) — — (2,468,079)
Options purchased
(a)
..................... — — — — (1,176,768) — (1,176,768)
Options written ........................ — — — — 765,732 — 765,732
Swaps .............................. — 1,135,291 — — (95,303) — 1,039,988
$ — $ 1,135,291 $ — $ (2,468,079) $ (1,997,522) $ — $ (3,330,310)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ (11,982,086) $ — $ (11,982,086)
Forward foreign currency exchange contracts .... — — — (929,804) — — (929,804)
Options purchased
(b)
..................... — — — — 771,768 — 771,768
Options written ........................ — — — — (466,992) — (466,992)
Swaps .............................. — (523,917) — — (21,752) — (545,669)
$ — $ (523,917) $ — $ (929,804) $ (11,699,062) $ — $ (13,152,783)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,876,328,058
Average notional value of contracts — short ................................................................................. $ 1,122,313,008
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 158,966,905
Average amounts sold — in USD ........................................................................................ $ 396,234
Options
Average value of option contracts purchased ................................................................................ $ —
(a)
Average value of option contracts written ................................................................................... $ —
(a)
Credit default swaps
Average notional value — buy protection ................................................................................... $ 100,825,300
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 119,113,446
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ — $ 2,474
Forward f oreign currency exchange contracts ................................................................. 1,184,168 163
Swaps — centrally cleared .............................................................................. — 200,433
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 1,184,168 $ 203,070
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
— (202,907)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 1,184,168 $ 163

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Low Duration Bond Portfolio
104
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of New York Mellon ........................... $ 13,152 $ — $ — $ — $ 13,152
BNP Paribas SA ................................. 51,833 — — — 51,833
Commonwealth Bank of Australia ..................... 3,744 — — — 3,744
Deutsche Bank AG ............................... 16,693 — — — 16,693
HSBC Bank plc .................................. 325,764 — — — 325,764
State Street Bank and Trust Co. ...................... 168 (163) — — 5
Toronto Dominion Bank ............................ 373,742 — — — 373,742
UBS AG ...................................... 399,072 — — — 399,072
$ 1,184,168 $ (163) $ — $ — $ 1,184,005
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
State Street Bank and Trust Co. ...................... $ 163 $ (163) $ — $ — $ —
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 849,655,758 $ 5,169,758 $ 854,825,516
Corporate Bonds ........................................ — 1,623,986,739 — 1,623,986,739
Floating Rate Loan Interests ................................. — — 5,150,000 5,150,000
Foreign Agency Obligations ................................. — 55,180,014 — 55,180,014
Non-Agency Mortgage-Backed Securities ........................ — 490,683,978 — 490,683,978
U.S. Government Sponsored Agency Securities .................... — 465,695,807 — 465,695,807
U.S. Treasury Obligations ................................... — 1,032,146,931 — 1,032,146,931
Short-Term Securities
Commercial Paper ....................................... — 47,965,197 — 47,965,197
Money Market Funds ...................................... 90,999,385 — — 90,999,385
Liabilities
Investments
TBA Sale Commitments .................................... — (39,802,895) — (39,802,895)
$ 90,999,385 $ 4,525,511,529 $ 10,319,758 $ 4,626,830,672
Derivative Financial Instruments
(a)
Assets
Foreign currency exchange contracts ............................ $ — $ 1,184,168 $ — $ 1,184,168
Interest rate contracts ....................................... 77,783 — — 77,783
Liabilities
Credit contracts ........................................... — (234,332) — (234,332)
Foreign currency exchange contracts ............................ — (163) — (163)

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Low Duration Bond Portfolio
Schedules of Investments
105
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Interest rate contracts ....................................... $ (7,751,181) $ (21,752) $ — $ (7,772,933)
$ (7,673,398) $ 927,921 $ — $ (6,745,477)
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statements of Assets and Liabilities
(unaudited)
March 31, 2024
2024
BlackRock Semi-Annual Report to Shareholders
106
BlackRock Core
Bond Portfolio
BlackRock High
Yield Bond
Portfolio
(a)
BlackRock Low
Duration Bond
Portfolio
ASSETS
Investments, at value — unaffiliated
(b) (c)
......................................................... $ 4,572,217,548 $ 21,739,346,715 $ 4,575,634,182
Investments, at value — affiliated
(d)
............................................................ 69,604,750 1,032,422,576 90,999,385
Cash ............................................................................... 1,468,213 24,196,843 674,365
Cash pledged:
Collateral — exchange-traded options written .................................................... — 875,000 —
Futures contracts ...................................................................... 4,037,520 1,363,000 20,469,000
Centrally cleared swaps .................................................................. 5,302,777 25,276,000 2,849,000
Foreign currency, at value
(e)
................................................................. 12,858,707 3,363,563 2,954,386
Receivables: – – –
Investment s sold ...................................................................... 40,002,904 107,271,003 99,653,599
Securities lending income — affiliated ........................................................ — 2,433 —
Swaps   ............................................................................ 72 — 562
TBA sale commitments .................................................................. 297,831,060 — 40,043,094
Capital shares sold ..................................................................... 14,974,305 204,058,378 6,554,911
Dividends — unaffiliated ................................................................. — 902,750 —
Dividends — affiliated ................................................................... 350,996 1,931,327 421,448
Interest — unaffiliated ................................................................... 29,417,889 357,134,278 35,807,175
From the Manager ..................................................................... 190,913 — 87,178
Due from broker ....................................................................... — 597,275 —
Variation margin on centrally cleared swaps .................................................... — 1,352,619 —
Swap premiums paid ..................................................................... 36,740 552,832 —
Unrealized appreciation on: – – –
Forward foreign currency exchange contracts ................................................... 1,130,578 6,580,193 1,184,168
OTC swaps .......................................................................... 221,776 44,136,061 —
Prepaid e xpenses ....................................................................... 177,623 481,219 119,438
Total a ssets ...........................................................................
5,049,824,371 23,551,844,065 4,877,451,891
LIABILITIES
Investments sold short, at value
(f)
............................................................. — 3,337 —
Cash received:
Collateral — OTC derivatives .............................................................. — 31,984,885 —
Collateral — TBA commitments ............................................................. 39,000 — 230,000
Collateral on securities loaned ............................................................... — 31,289 —
Options written, at value
(g)
.................................................................. 1,608,125 2,094 —
TBA sale commitments, at value
(h)
............................................................ 298,116,533 — 39,802,895
Payables: – – –
Investments purchased .................................................................. 799,118,265 938,254,867 202,359,203
Swaps   ............................................................................ — 3,362 —
Accounting services fees ................................................................. 135,448 538,875 152,493
Administration fees ..................................................................... 122,972 971,159 143,287
Proxy fees ........................................................................... 47,040 268,058 58,882
Capital shares redeemed ................................................................. 9,687,456 126,867,416 12,386,939
Custodian fees ........................................................................ 67,172 122,254 51,521
Deferred foreign capital gain tax ............................................................ 282 — —
Income dividend distributions .............................................................. 2,592,730 10,013,019 1,614,554
Investment advisory fees ................................................................. 1,045,112 7,411,387 1,133,716
Trustees' and Officer's fees ............................................................... — 244,218 96,754
Other affiliate fees ..................................................................... 3,080 81,444 4,421
Professional fees ...................................................................... 67,606 133,908 51,912
Registration fees ...................................................................... 36 1,938 193,137
Service and distribution fees ............................................................... 94,402 406,912 157,464
Transfer agent fees .................................................................... 1,059,063 4,909,789 1,198,740
Other accrued expenses ................................................................. 32,741 89,907 29,469
Variation margin on futures contracts ......................................................... 50,000 — 2,474
Variation margin on centrally cleared swaps .................................................... 370,966 — 200,433
Swap premiums received .................................................................. 561,722 9,769,524 —
Unrealized depreciation on: – – –
Forward foreign currency exchange contracts ................................................... 624,228 — 163
OTC swaps .......................................................................... 195,724 93,844 —
Total li abilities ..........................................................................
1,115,639,703 1,132,203,486 259,868,457
Commitments and contingent liabilities — — —
NET ASSETS ..........................................................................
$ 3,934,184,668 $ 22,419,640,579 $ 4,617,583,434

Statements of Assets and Liabilities
(unaudited) (continued)
March 31, 2024
107
Financial Statements
See notes to financial statements.
BlackRock Core
Bond Portfolio
BlackRock High
Yield Bond
Portfolio
(a)
BlackRock Low
Duration Bond
Portfolio
NET ASSETS CONSIST OF:
Paid-in capital .......................................................................... $ 4,562,053,643 $ 23,743,252,009 $ 5,243,056,765
Accumulated loss ....................................................................... (627,868,975) (1,323,611,430) (625,473,331)
NET ASSETS ..........................................................................
$ 3,934,184,668 $ 22,419,640,579 $ 4,617,583,434
(a)
  Consolidated Statement of Assets and Liabilities.
(b)
  Investments, at cost — unaffiliated ..................................................... $ 4,778,516,793 $ 21,702,764,236 $ 4,632,351,653
(c)
  Securities loaned, at value .......................................................... $ — $ 24,762 $ —
(d)
  Investments, at cost — affiliated ....................................................... $ 69,604,750 $ 1,017,057,176 $ 91,014,928
(e)
  Foreign currency, at cost ........................................................... $ 12,920,295 $ 3,353,893 $ 3,038,869
(f)
  Proceeds received from short sales .................................................... $ — $ 5,919 $ —
(g)
  Premiums received ............................................................... $ 1,955,006 $ 14,449 $ —
(h)
  Proceeds received from TBA sale commitments ............................................. $ 297,831,060 $ — $ 40,043,094

Statements of Assets and Liabilities
(unaudited) (continued)
March 31, 2024
2024
BlackRock Semi-Annual Report to Shareholders
108
See notes to financial statements.
BlackRock Core
Bond Portfolio
BlackRock High
Yield Bond
Portfolio
(a)
BlackRock Low
Duration Bond
Portfolio
NET ASSET VALUE
Institutional
Net assets .........................................................................
$ 2,792,091,517 $ 12,238,551,786 $ 3,416,020,619
Shares outstanding ..................................................................
338,870,009 1,732,428,074 380,270,431
Net asset value .....................................................................
$ 8.24 $ 7.06 $ 8.98
Shares authorized ...................................................................
Unlimited Unlimited Unlimited
Par value .........................................................................
$ 0.001 $ 0.001 $ 0.001
Service
Net assets .........................................................................
$ — $ 87,073,649 $ —
Shares outstanding ..................................................................
— 12,317,630 —
Net asset value .....................................................................
$ — $ 7.07 $ —
Shares authorized ...................................................................
— Unlimited —
Par value .........................................................................
$ — $ 0.001 $ —
Investor A
Net assets .........................................................................
$ 379,619,189 $ 1,115,897,090 $ 608,822,678
Shares outstanding ..................................................................
46,011,510 158,032,787 67,794,463
Net asset value .....................................................................
$ 8.25 $ 7.06 $ 8.98
Shares authorized ...................................................................
Unlimited Unlimited Unlimited
Par value .........................................................................
$ 0.001 $ 0.001 $ 0.001
Investor A1
Net assets .........................................................................
$ — $ — $ 4,329,679
Shares outstanding ..................................................................
— — 481,730
Net asset value .....................................................................
$ — $ — $ 8.99
Shares authorized ...................................................................
— — Unlimited
Par value .........................................................................
$ — $ — $ 0.001
Investor C
Net assets .........................................................................
$ 13,574,554 $ 79,076,799 $ 22,064,877
Shares outstanding ..................................................................
1,653,036 11,181,030 2,458,283
Net asset value .....................................................................
$ 8.21 $ 7.07 $ 8.98
Shares authorized ...................................................................
Unlimited Unlimited Unlimited
Par value .........................................................................
$ 0.001 $ 0.001 $ 0.001
Class K
Net assets .........................................................................
$ 747,439,655 $ 8,797,034,051 $ 564,442,107
Shares outstanding ..................................................................
90,432,150 1,244,697,105 62,886,974
Net asset value .....................................................................
$ 8.27 $ 7.07 $ 8.98
Shares authorized ...................................................................
Unlimited Unlimited Unlimited
Par value .........................................................................
$ 0.001 $ 0.001 $ 0.001
Class R
Net assets .........................................................................
$ 1,459,753 $ 102,007,204 $ 1,903,474
Shares outstanding ..................................................................
176,853 14,443,240 212,020
Net asset value .....................................................................
$ 8.25 $ 7.06 $ 8.98
Shares authorized ...................................................................
Unlimited Unlimited Unlimited
Par value .........................................................................
$ 0.001 $ 0.001 $ 0.001

Statements of Operations
(unaudited)

Six Months Ended March 31, 2024
109
Financial Statements
BlackRock Core
Bond Portfolio
BlackRock High
Yield Bond
Portfolio
(a)
BlackRock Low
Duration Bond
Portfolio
INVESTMENT INCOME – – –
Dividends — unaffiliated ................................................................. $ — $ 2,663,900 $ —
Dividends — affiliated ................................................................... 3,095,175 28,810,532 1,078,788
Interest — unaffiliated ................................................................... 83,567,230 760,488,742 113,684,461
Securities lending income — affiliated — net ................................................... — 155,341 —
Foreign taxes withheld .................................................................. (27,255) — (1,685)
Total investment income ...................................................................
86,635,150 792,118,515 114,761,564
EXPENSES
Investment advisory .................................................................... 6,455,132 42,168,527 6,909,980
Transfer agent — class specific ............................................................ 1,960,908 7,564,070 1,728,779
Administration ....................................................................... 716,968 3,353,265 866,783
Service and distribution — class specific ...................................................... 536,759 2,093,723 929,817
Administration — class specific ............................................................ 384,696 2,064,677 475,712
Accounting services .................................................................... 134,752 548,449 141,004
Registration ......................................................................... 88,621 221,857 89,507
Professional ......................................................................... 82,197 152,051 63,693
Custodian ........................................................................... 69,813 128,331 46,692
Trustees and Officer .................................................................... 30,102 136,349 39,524
Printing and postage ................................................................... 19,642 41,077 24,350
Miscellaneous ........................................................................ 193,684 885,716 224,836
Total expenses excluding interest expense .......................................................
10,673,274 59,358,092 11,540,677
Interest expense ...................................................................... 53,719 17,129 9,564
Total e xpenses .........................................................................
10,726,993 59,375,221 11,550,241
Less: – – –
Administration fees waived by the Manager — class specific ......................................... (384,696) (69,190) (475,531)
Fees waived and/or reimbursed by the Manager ................................................. (355,239) (1,373,521) (31,302)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ............................ (1,179,111) (4,856) (595,516)
Total ex penses after fees waived and/or reimbursed ................................................
8,807,947 57,927,654 10,447,892
Net investment income ....................................................................
77,827,203 734,190,861 104,313,672
REALIZED AND UNREALIZED GAIN (LOSS) $ 144,364,240 $ 1,049,088,745 $ 86,168,518
Net realized gain (loss) from:
Investments — unaffiliated ............................................................. $ (44,815,814) $ (236,435,442) $ (18,453,159)
Investments — affiliated ............................................................... — 23,721,641 —
Forward foreign currency exchange contracts ................................................. (1,495,020) (10,533,556) (2,468,079)
Foreign currency transactions ........................................................... 314,178 2,293,245 547,355
Futures contracts .................................................................... (7,231,354) (983,300) (1,491,183)
Options written ..................................................................... 12,710,503 1,524,493 765,732
Swaps   .......................................................................... (3,888,344) 66,439,369 1,039,988
(44,405,851) (153,973,550) (20,059,346)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(b)
............................................................ 179,291,461 1,158,656,201 120,005,642
Investments — affiliated ............................................................... — 16,284,842 —
Forward foreign currency exchange contracts ................................................. 548,997 372,790 (929,804)
Foreign currency translations ............................................................ 80,269 274,178 146,773
Futures contracts .................................................................... 280,405 (1,366,671) (11,982,086)
Options written ..................................................................... 8,922,055 81,836 (466,992)
Short sales — unaffiliated .............................................................. — 2,211 —
Swaps   .......................................................................... (353,096) 28,756,908 (545,669)
188,770,091 1,203,062,295 106,227,864
Net realized and unrealized gain .............................................................
144,364,240 1,049,088,745 86,168,518
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................
$ 222,191,443 $ 1,783,279,606 $ 190,482,190
(a)
  Consolidated Statement of Operations.
(b)
  Net of increase in deferred foreign capital gain tax of .............................................. $ (282) $ — $ —
See notes to financial statements.

Statements of Changes in Net Assets

2024
BlackRock Semi-Annual Report to Shareholders
110
See notes to financial statements.
BlackRock Core Bond Portfolio
Six Months Ended
03/31/24
(unaudited)
Year Ended
09/30/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 77,827,203 $ 124,599,677
Net realized loss .................................................................................. (44,405,851) (163,935,523)
Net change in unrealized appreciation (depreciation) .......................................................... 188,770,091 67,460,694
Net increase in net assets resulting from operations .............................................................
222,191,443 28,124,848
DISTRIBUTIONS TO SHAREHOLDERS
(a)
From net investment income:
Institutional ..................................................................................... (60,061,923) (84,958,170)
Investor A ...................................................................................... (7,638,966) (11,443,882)
Investor C ...................................................................................... (232,651) (349,218)
Class K ........................................................................................ (15,567,470) (22,336,984)
Class R ........................................................................................ (26,717) (32,444)
Return of capital: – –
Institutional ..................................................................................... — (4,559,217)
Investor A ...................................................................................... — (614,127)
Investor C ...................................................................................... — (18,740)
Class K ........................................................................................ — (1,198,698)
Class R ........................................................................................ — (1,741)
Decrease in net assets resulting from distributions to shareholders ...................................................
(83,527,727) (125,513,221)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ...................................................
4,302,450 579,623,682
NET ASSETS
Total increase in net assets ............................................................................. 142,966,166 482,235,309
Beginning of period ..................................................................................
3,791,218,502 3,308,983,193
End of period ......................................................................................
$ 3,934,184,668 $ 3,791,218,502
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
111
Financial Statements
See notes to financial statements.
BlackRock High Yield Bond Portfolio
(a)
BlackRock Low Duration Bond Portfolio
Six Months Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Six Months Ended
03/31/24
(unaudited)
Year Ended
09/30/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 734,190,861 $ 1,263,333,922 $ 104,313,672 $ 213,249,565
Net realized loss ................................................ (153,973,550) (891,759,593) (20,059,346) (283,600,314)
Net change in unrealized appreciation (depreciation) ........................ 1,203,062,295 1,529,167,512 106,227,864 295,884,775
Net increase in net assets resulting from operations ...........................
1,783,279,606 1,900,741,841 190,482,190 225,534,026
DISTRIBUTIONS TO SHAREHOLDERS
(b)
From net investment income:
Institutional ................................................... (408,458,512) (728,227,439) (77,037,854) (201,334,131)
Service ...................................................... (2,861,459) (5,460,071) — —
Investor A .................................................... (36,916,105) (70,238,231) (13,251,580) (36,434,232)
Investor A1 ................................................... — — (94,912) (225,478)
Investor C .................................................... (2,373,979) (4,990,792) (425,974) (1,173,362)
Class K ...................................................... (282,182,757) (456,000,419) (13,111,529) (35,701,680)
Class R ...................................................... (3,122,985) (5,701,151) (42,741) (108,262)
Return of capital: – – – –
Institutional ................................................... — (5,180,653) — —
Service ...................................................... — (38,843) — —
Investor A .................................................... — (499,679) — —
Investor C .................................................... — (35,505) — —
Class K ...................................................... — (3,244,014) — —
Class R ...................................................... — (40,558) — —
Decrease in net assets resulting from distributions to shareholders .................
(735,915,797) (1,279,657,355) (103,964,590) (274,977,145)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .........
1,912,325,397 1,133,368,435 (396,238,848) (1,587,753,718)
NET ASSETS
Total increase (decrease) in net assets ................................... 2,959,689,206 1,754,452,921 (309,721,248) (1,637,196,837)
Beginning of period ................................................
19,459,951,373 17,705,498,452 4,927,304,682 6,564,501,519
End of period ....................................................
$ 22,419,640,579 $ 19,459,951,373 $ 4,617,583,434 $ 4,927,304,682
(a)
Consolidated Statements of Changes in Net Assets.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders
112
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Core Bond Portfolio
Institutional
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of period ...........
$ 7.94  $ 8.12  $ 9.88  $ 10.43  $ 9.92  $ 9.25
Net investment income
(a)
...................
0 .17  0 .29  0 .17  0 .14  0 .20  0 .28
Net realized and unrealized gain (loss) ..........
0 .31  ( 0 .18 ) ( 1 .69 ) ( 0 .14 ) 0 .53  0 .68
Net increase (decrease) from investment operations .. 0.48  0.11  (1.52) 0.00  0.73  0.96
Distributions
(b)
– – – – – –
From net investment income ................
( 0 .18 ) ( 0 .28 ) ( 0 .16 ) ( 0 .19 ) ( 0 .22 ) ( 0 .29 )
From net realized gain .....................
—  —  ( 0 .06 ) ( 0 .36 ) —  —
Return of capital ......................... —  ( 0 .01 ) ( 0 .02 ) —  —  —
Total distributions ......................... (0.18) (0.29) (0.24) (0.55) (0.22) (0.29)
Net asset value, end of period ................ $ 8.24  $ 7.94  $ 8.12  $ 9.88  $ 10.43  $ 9.92
Total Return
(c)
— — — — — —
Based on net asset value .................... 6.05%
(d)
1.30% (15.67)% (0.04)% 7.42% 10.52%
Ratios to Average Net Assets
(e)
Total expen ses ...........................
0.55%
(f)
0.54% 0.54% 0.53% 0.54% 0.60%
Total expenses after fees waived and/or reimbursed ..
0.44%
(f)
0.43% 0.44% 0.44% 0.43% 0.51%
Total expenses after fees waived and/or reimbursed and
excluding interest expense . .................
0.44%
(f)
0.43% 0.44% 0.44% 0.43% 0.43%
Net investment income .....................
4.06%
(f)
3.51% 1.82% 1.35% 1.98% 2.94%
Supplemental Data
Net assets, end of period (000) ................ $ 2,792,092  $ 2,742,791  $ 2,350,703  $ 2,892,879  $ 2,608,893  $ 1,935,102
Portfolio turnover rate
(g)
...................... 295% 467% 533% 585% 692% 684%
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Portfolio turnover rate (excluding MDRs) ...............................
208% 336% 337% 387% 488% 481%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
113
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Core Bond Portfolio
Investor A
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of period ...........
$ 7.95  $ 8.13  $ 9.89  $ 10.44  $ 9.93  $ 9.26
Net investment income
(a)
...................
0 .16  0 .27  0 .14  0 .11  0 .18  0 .26
Net realized and unrealized gain (loss) ..........
0 .31  ( 0 .18 ) ( 1 .69 ) ( 0 .14 ) 0 .52  0 .67
Net increase (decrease) from investment operations .. 0.47  0.09  (1.55) (0.03) 0.70  0.93
Distributions
(b)
– – – – – –
From net investment income ................
( 0 .17 ) ( 0 .26 ) ( 0 .13 ) ( 0 .16 ) ( 0 .19 ) ( 0 .26 )
From net realized gain .....................
—  —  ( 0 .06 ) ( 0 .36 ) —  —
Return of capital ......................... —  ( 0 .01 ) ( 0 .02 ) —  —  —
Total distributions ......................... (0.17) (0.27) (0.21) (0.52) (0.19) (0.26)
Net asset value, end of period ................ $ 8.25  $ 7.95  $ 8.13  $ 9.89  $ 10.44  $ 9.93
Total Return
(c)
— — — — — —
Based on net asset value .................... 5.91%
(d)
1.05% (15.86)% (0.29)% 7.15% 10.24%
Ratios to Average Net Assets
(e)
Total expen ses ...........................
0.79%
(f)
0.77% 0.81% 0.80% 0.81% 0.93%
Total expenses after fees waived and/or reimbursed ..
0.69%
(f)
0.68% 0.69% 0.69% 0.68% 0.76%
Total expenses after fees waived and/or reimbursed and
excluding interest expense . .................
0.69%
(f)
0.68% 0.69% 0.69% 0.68% 0.68%
Net investment income .....................
3.82%
(f)
3.26% 1.56% 1.10% 1.75% 2.69%
Supplemental Data
Net assets, end of period (000) ................ $ 379,619  $ 359,256  $ 358,179  $ 451,800  $ 532,706  $ 492,426
Portfolio turnover rate
(g)
...................... 295% 467% 533% 585% 692% 684%
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Portfolio turnover rate (excluding MDRs) ...............................
208% 336% 337% 387% 488% 481%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders
114
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Core Bond Portfolio
Investor C
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of period ...........
$ 7.91  $ 8.09  $ 9.84  $ 10.40  $ 9.89  $ 9.22
Net investment income
(a)
...................
0 .12  0 .21  0 .07  0 .04  0 .10  0 .19
Net realized and unrealized gain (loss) ..........
0 .32  ( 0 .18 ) ( 1 .68 ) ( 0 .16 ) 0 .53  0 .67
Net increase (decrease) from investment operations .. 0.44  0.03  (1.61) (0.12) 0.63  0.86
Distributions
(b)
– – – – – –
From net investment income ................
( 0 .14 ) ( 0 .20 ) ( 0 .06 ) ( 0 .08 ) ( 0 .12 ) ( 0 .19 )
From net realized gain .....................
—  —  ( 0 .06 ) ( 0 .36 ) —  —
Return of capital ......................... —  ( 0 .01 ) ( 0 .02 ) —  —  —
Total distributions ......................... (0.14) (0.21) (0.14) (0.44) (0.12) (0.19)
Net asset value, end of period ................ $ 8.21  $ 7.91  $ 8.09  $ 9.84  $ 10.40  $ 9.89
Total Return
(c)
— — — — — —
Based on net asset value .................... 5.54%
(d)
0.28% (16.48)% (1.14)% 6.37% 9.45%
Ratios to Average Net Assets
(e)
Total expen ses ...........................
1.53%
(f)
1.54% 1.56% 1.53% 1.57% 1.68%
Total expenses after fees waived and/or reimbursed ..
1.44%
(f)
1.43% 1.44% 1.44% 1.43% 1.51%
Total expenses after fees waived and/or reimbursed and
excluding interest expense . .................
1.44%
(f)
1.43% 1.44% 1.44% 1.43% 1.43%
Net investment income .....................
3.07%
(f)
2.50% 0.77% 0.36% 1.02% 1.96%
Supplemental Data
Net assets, end of period (000) ................ $ 13,575  $ 13,803  $ 14,300  $ 25,319  $ 36,599  $ 49,848
Portfolio turnover rate
(g)
...................... 295% 467% 533% 585% 692% 684%
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Portfolio turnover rate (excluding MDRs) ...............................
208% 336% 337% 387% 488% 481%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
115
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Core Bond Portfolio
Class K
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of period ............
$ 7.96  $ 8.14  $ 9.91  $ 10.46  $ 9.95  $ 9.28
Net investment income
(a)
....................
0 .17  0 .30  0 .17  0 .14  0 .21  0 .29
Net realized and unrealized gain (loss) ...........
0 .32  ( 0 .18 ) ( 1 .70 ) ( 0 .14 ) 0 .52  0 .67
Net increase (decrease) from investment operations ... 0.49  0.12  (1.53) 0.00  0.73  0.96
Distributions
(b)
– – – – – –
From net investment income .................
( 0 .18 ) ( 0 .28 ) ( 0 .16 ) ( 0 .19 ) ( 0 .22 ) ( 0 .29 )
From net realized gain ......................
—  —  ( 0 .06 ) ( 0 .36 ) —  —
Return of capital .......................... —  ( 0 .02 ) ( 0 .02 ) —  —  —
Total distributions .......................... (0.18) (0.30) (0.24) (0.55) (0.22) (0.29)
Net asset value, end of period ................. $ 8.27  $ 7.96  $ 8.14  $ 9.91  $ 10.46  $ 9.95
Total Return
(c)
— — — — — —
Based on net asset value ..................... 6.20%
(d)
1.35% (15.68)% 0.02% 7.46% 10.55%
Ratios to Average Net Assets
(e)
Total expen ses ............................
0.43%
(f)
0.43% 0.43% 0.42% 0.42% 0.51%
Total expenses after fees waived and/or reimbursed ...
0.39%
(f)
0.38% 0.39% 0.39% 0.38% 0.46%
Total expenses after fees waived and/or reimbursed and
excluding interest expense . ..................
0.39%
(f)
0.38% 0.39% 0.39% 0.38% 0.38%
Net investment income ......................
4.11%
(f)
3.56% 1.81% 1.40% 2.04% 2.99%
Supplemental Data
Net assets, end of period (000) ................. $ 747,440  $ 674,059  $ 584,718  $ 952,547  $ 1,029,002  $ 829,549
Portfolio turnover rate
(g)
....................... 295% 467% 533% 585% 692% 684%
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Portfolio turnover rate (excluding MDRs) ...............................
208% 336% 337% 387% 488% 481%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders
116
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Core Bond Portfolio
Class R
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of period ...........
$ 7.95  $ 8.13  $ 9.89  $ 10.45  $ 9.94  $ 9.27
Net investment income
(a)
...................
0 .15  0 .25  0 .12  0 .09  0 .16  0 .23
Net realized and unrealized gain (loss) ..........
0 .31  ( 0 .18 ) ( 1 .69 ) ( 0 .15 ) 0 .52  0 .68
Net increase (decrease) from investment operations .. 0.46  0.07  (1.57) (0.06) 0.68  0.91
Distributions
(b)
– – – – – –
From net investment income ................
( 0 .16 ) ( 0 .24 ) ( 0 .11 ) ( 0 .14 ) ( 0 .17 ) ( 0 .24 )
From net realized gain .....................
—  —  ( 0 .06 ) ( 0 .36 ) —  —
Return of capital ......................... —  ( 0 .01 ) ( 0 .02 ) —  —  —
Total distributions ......................... (0.16) (0.25) (0.19) (0.50) (0.17) (0.24)
Net asset value, end of period ................ $ 8.25  $ 7.95  $ 8.13  $ 9.89  $ 10.45  $ 9.94
Total Return
(c)
— — — — — —
Based on net asset value .................... 5.78%
(d)
0.79% (16.07)% (0.64)% 6.88% 9.95%
Ratios to Average Net Assets
(e)
Total expen ses ...........................
1.16%
(f)
1.15% 1.20% 1.13% 1.08% 1.21%
Total expenses after fees waived and/or reimbursed ..
0.94%
(f)
0.93% 0.94% 0.94% 0.93% 1.01%
Total expenses after fees waived and/or reimbursed and
excluding interest expense . .................
0.94%
(f)
0.93% 0.94% 0.94% 0.93% 0.93%
Net investment income .....................
3.57%
(f)
3.02% 1.32% 0.87% 1.54% 2.45%
Supplemental Data
Net assets, end of period (000) ................ $ 1,460  $ 1,309  $ 1,084  $ 1,249  $ 2,023  $ 2,712
Portfolio turnover rate
(g)
...................... 295% 467% 533% 585% 692% 684%
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Portfolio turnover rate (excluding MDRs) ...............................
208% 336% 337% 387% 488% 481%
See notes to financial statements.

Consolidated Financial Highlights
(For a share outstanding throughout each period)
117
Financial Highlights
BlackRock High Yield Bond Portfolio
Institutional
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of period ............
$ 6.71  $ 6.48  $ 7.89  $ 7.42  $ 7.68  $ 7.67
Net investment income
(a)
....................
0 .24  0 .45  0 .37  0 .37  0 .40  0 .44
Net realized and unrealized gain (loss) ...........
0 .36  0 .23  ( 1 .38 ) 0 .48  ( 0 .24 ) 0 .02
Net increase (decrease) from investment operations ... 0.60  0.68  (1.01) 0.85  0.16  0.46
Distributions
(b)
– – – – – –
From net investment income .................
( 0 .25 ) ( 0 .45 ) ( 0 .38 ) ( 0 .38 ) ( 0 .42 ) ( 0 .45 )
From net realized gain ......................
—  —  ( 0 .00 )
(c)
—  —  —
Return of capital .......................... —  ( 0 .00 )
(c)
( 0 .02 ) —  —  —
Total distributions .......................... (0.25) (0.45) (0.40) (0.38) (0.42) (0.45)
Net asset value, end of period ................. $ 7.06  $ 6.71  $ 6.48  $ 7.89  $ 7.42  $ 7.68
Total Return
(d)
— — — — — —
Based on net asset value ..................... 9.00%
(e)
10.70% (13.21)% 11.58% 2.21% 6.34%
Ratios to Average Net Assets
(f)
Total expen ses ............................
0.59%
(g)
0.58% 0.58% 0.57% 0.59% 0.60%
Total expenses after fees waived and/or reimbursed ...
0.57%
(g)
0.57% 0.57% 0.56% 0.58% 0.60%
Net investment income ......................
7.10%
(g)
6.62% 5.03% 4.73% 5.37% 5.89%
Supplemental Data
Net assets, end of period (000) ................. $ 12,238,552  $ 10,888,212  $ 10,232,728  $ 14,197,255  $ 11,680,175  $ 10,693,110
Portfolio turnover rate ........................ 40% 66% 67% 76% 119% 102%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders
118
BlackRock High Yield Bond Portfolio
Service
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of period ............
$ 6.71  $ 6.48  $ 7.89  $ 7.43  $ 7.68  $ 7.67
Net investment income
(a)
....................
0 .24  0 .43  0 .34  0 .35  0 .38  0 .42
Net realized and unrealized gain (loss) ...........
0 .36  0 .23  ( 1 .37 ) 0 .46  ( 0 .23 ) 0 .02
Net increase (decrease) from investment operations ... 0.60  0.66  (1.03) 0.81  0.15  0.44
Distributions
(b)
– – – – – –
From net investment income .................
( 0 .24 ) ( 0 .43 ) ( 0 .36 ) ( 0 .35 ) ( 0 .40 ) ( 0 .43 )
From net realized gain ......................
—  —  ( 0 .00 )
(c)
—  —  —
Return of capital .......................... —  ( 0 .00 )
(c)
( 0 .02 ) —  —  —
Total distributions .......................... (0.24) (0.43) (0.38) (0.35) (0.40) (0.43)
Net asset value, end of period ................. $ 7.07  $ 6.71  $ 6.48  $ 7.89  $ 7.43  $ 7.68
Total Return
(d)
— — — — — —
Based on net asset value ..................... 9.00%
(e)
10.40% (13.46)% 11.11% 2.08% 6.06%
Ratios to Average Net Assets
(f)
Total expen ses ............................
0.87%
(g)
0.85% 0.87% 0.86% 0.86% 0.87%
Total expenses after fees waived and/or reimbursed ...
0.85%
(g)
0.84% 0.86% 0.85% 0.85% 0.87%
Net investment income ......................
6.82%
(g)
6.35% 4.64% 4.45% 5.13% 5.64%
Supplemental Data
Net assets, end of period (000) ................. $ 87,074  $ 81,439  $ 80,995  $ 133,295  $ 125,536  $ 154,658
Portfolio turnover rate ........................ 40% 66% 67% 76% 119% 102%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
119
Financial Highlights
BlackRock High Yield Bond Portfolio
Investor A
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of period ............
$ 6.71  $ 6.47  $ 7.88  $ 7.42  $ 7.68  $ 7.67
Net investment income
(a)
....................
0 .23  0 .42  0 .35  0 .34  0 .38  0 .42
Net realized and unrealized gain (loss) ...........
0 .35  0 .25  ( 1 .38 ) 0 .47  ( 0 .25 ) 0 .02
Net increase (decrease) from investment operations ... 0.58  0.67  (1.03) 0.81  0.13  0.44
Distributions
(b)
– – – – – –
From net investment income .................
( 0 .23 ) ( 0 .43 ) ( 0 .36 ) ( 0 .35 ) ( 0 .39 ) ( 0 .43 )
From net realized gain ......................
—  —  ( 0 .00 )
(c)
—  —  —
Return of capital .......................... —  ( 0 .00 )
(c)
( 0 .02 ) —  —  —
Total distributions .......................... (0.23) (0.43) (0.38) (0.35) (0.39) (0.43)
Net asset value, end of period ................. $ 7.06  $ 6.71  $ 6.47  $ 7.88  $ 7.42  $ 7.68
Total Return
(d)
— — — — — —
Based on net asset value ..................... 8.81%
(e)
10.49% (13.52)% 11.06% 1.90% 6.00%
Ratios to Average Net Assets
(f)
Total expen ses ............................
0.95%
(g)
0.94% 0.92% 0.91% 0.90% 0.94%
Total expenses after fees waived and/or reimbursed ...
0.93%
(g)
0.92% 0.91% 0.90% 0.89% 0.92%
Net investment income ......................
6.75%
(g)
6.27% 4.72% 4.40% 5.09% 5.58%
Supplemental Data
Net assets, end of period (000) ................. $ 1,115,897  $ 1,069,375  $ 1,088,100  $ 1,408,666  $ 1,298,176  $ 1,329,156
Portfolio turnover rate ........................ 40% 66% 67% 76% 119% 102%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders
120
BlackRock High Yield Bond Portfolio
Investor C
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of period ............
$ 6.72  $ 6.48  $ 7.90  $ 7.43  $ 7.69  $ 7.68
Net investment income
(a)
....................
0 .21  0 .38  0 .29  0 .29  0 .33  0 .37
Net realized and unrealized gain (loss) ...........
0 .35  0 .25  ( 1 .38 ) 0 .48  ( 0 .25 ) 0 .02
Net increase (decrease) from investment operations ... 0.56  0.63  (1.09) 0.77  0.08  0.39
Distributions
(b)
– – – – – –
From net investment income .................
( 0 .21 ) ( 0 .39 ) ( 0 .31 ) ( 0 .30 ) ( 0 .34 ) ( 0 .38 )
From net realized gain ......................
—  —  ( 0 .00 )
(c)
—  —  —
Return of capital .......................... —  ( 0 .00 )
(c)
( 0 .02 ) —  —  —
Total distributions .......................... (0.21) (0.39) (0.33) (0.30) (0.34) (0.38)
Net asset value, end of period ................. $ 7.07  $ 6.72  $ 6.48  $ 7.90  $ 7.43  $ 7.69
Total Return
(d)
— — — — — —
Based on net asset value ..................... 8.45%
(e)
9.76% (14.18)% 10.46% 1.19% 5.25%
Ratios to Average Net Assets
(f)
Total expen ses ............................
1.59%
(g)
1.58% 1.58% 1.57% 1.61% 1.64%
Total expenses after fees waived and/or reimbursed ...
1.58%
(g)
1.58% 1.58% 1.56% 1.60% 1.64%
Net investment income ......................
6.10%
(g)
5.61% 3.98% 3.74% 4.39% 4.87%
Supplemental Data
Net assets, end of period (000) ................. $ 79,077  $ 80,427  $ 95,815  $ 159,580  $ 186,558  $ 262,204
Portfolio turnover rate ........................ 40% 66% 67% 76% 119% 102%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
121
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(h)
Annualized.
BlackRock High Yield Bond Portfolio
Class K
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of period ............
$ 6.71  $ 6.48  $ 7.89  $ 7.43  $ 7.68  $ 7.68
Net investment income
(a)
....................
0 .25  0 .45  0 .37  0 .38  0 .40  0 .45
Net realized and unrealized gain (loss) ...........
0 .36  0 .24  ( 1 .37 ) 0 .46  ( 0 .22 ) 0 .01
Net increase (decrease) from investment operations ... 0.61  0.69  (1.00) 0.84  0.18  0.46
Distributions
(b)
– – – – – –
From net investment income .................
( 0 .25 ) ( 0 .46 ) ( 0 .39 ) ( 0 .38 ) ( 0 .43 ) ( 0 .46 )
From net realized gain ......................
—  —  ( 0 .00 )
(c)
—  —  —
Return of capital .......................... —  ( 0 .00 )
(c)
( 0 .02 ) —  —  —
Total distributions .......................... (0.25) (0.46) (0.41) (0.38) (0.43) (0.46)
Net asset value, end of period ................. $ 7.07  $ 6.71  $ 6.48  $ 7.89  $ 7.43  $ 7.68
Total Return
(d)
— — — — — —
Based on net asset value ..................... 9.21%
(e)
10.81% (13.12)% 11.53% 2.46% 6.32%
Ratios to Average Net Assets
(f)
Total expen ses
(g)
...........................
0.48%
(h)
0.48% 0.49% 0.48% 0.48% 0.49%
Total expenses after fees waived and/or reimbursed ...
0.47%
(h)
0.48% 0.48% 0.47% 0.47% 0.49%
Net investment income ......................
7.20%
(h)
6.72% 5.09% 4.86% 5.40% 5.99%
Supplemental Data
Net assets, end of period (000) ................. $ 8,797,034  $ 7,249,086  $ 6,116,737  $ 7,883,370  $ 11,470,944  $ 4,644,939
Portfolio turnover rate ........................ 40% 66% 67% 76% 119% 102%
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Expense ratios ................................................ N/A   N/A   N/A   N/A   N/A   0.49%
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders
122
BlackRock High Yield Bond Portfolio
Class R
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of period ............
$ 6.71  $ 6.47  $ 7.89  $ 7.42  $ 7.68  $ 7.67
Net investment income
(a)
....................
0 .22  0 .41  0 .33  0 .32  0 .36  0 .40
Net realized and unrealized gain (loss) ...........
0 .36  0 .24  ( 1 .39 ) 0 .48  ( 0 .25 ) 0 .02
Net increase (decrease) from investment operations ... 0.58  0.65  (1.06) 0.80  0.11  0.42
Distributions
(b)
– – – – – –
From net investment income .................
( 0 .23 ) ( 0 .41 ) ( 0 .34 ) ( 0 .33 ) ( 0 .37 ) ( 0 .41 )
From net realized gain ......................
—  —  ( 0 .00 )
(c)
—  —  —
Return of capital .......................... —  ( 0 .00 )
(c)
( 0 .02 ) —  —  —
Total distributions .......................... (0.23) (0.41) (0.36) (0.33) (0.37) (0.41)
Net asset value, end of period ................. $ 7.06  $ 6.71  $ 6.47  $ 7.89  $ 7.42  $ 7.68
Total Return
(d)
— — — — — —
Based on net asset value ..................... 8.68%
(e)
10.22% (13.84)% 10.94% 1.64% 5.69%
Ratios to Average Net Assets
(f)
Total expen ses ............................
1.18%
(g)
1.17% 1.16% 1.15% 1.16% 1.22%
Total expenses after fees waived and/or reimbursed ...
1.16%
(g)
1.17% 1.16% 1.14% 1.15% 1.21%
Net investment income ......................
6.51%
(g)
6.03% 4.51% 4.16% 4.84% 5.28%
Supplemental Data
Net assets, end of period (000) ................. $ 102,007  $ 91,412  $ 91,124  $ 109,138  $ 110,465  $ 125,710
Portfolio turnover rate ........................ 40% 66% 67% 76% 119% 102%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
123
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Amount is less than $0.005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Low Duration Bond Portfolio
Institutional
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of period ...........
$ 8.82  $ 8.91  $ 9.72  $ 9.71  $ 9.64  $ 9.47
Net investment income
(a)
...................
0 .20  0 .33  0 .15  0 .12  0 .19  0 .25
Net realized and unrealized gain (loss) ..........
0 .16  0 .00
(b)
( 0 .79 ) 0 .02  0 .09  0 .18
Net increase (decrease) from investment operations .. 0.36  0.33  (0.64) 0.14  0.28  0.43
Distributions
(c)
– – – – – –
From net investment income ................
( 0 .20 ) ( 0 .42 ) ( 0 .17 ) ( 0 .13 ) ( 0 .21 ) ( 0 .26 )
Return of capital ......................... —  —  —  —  ( 0 .00 )
(d)
( 0 .00 )
(d)
Total distributions ......................... (0.20) (0.42) (0.17) (0.13) (0.21) (0.26)
Net asset value, end of period ................ $ 8.98  $ 8.82  $ 8.91  $ 9.72  $ 9.71  $ 9.64
Total Return
(e)
— — — — — —
Based on net asset value .................... 4.07%
(f)
3.77% (6.61)% 1.47% 3.00% 4.59%
(g)
Ratios to Average Net Assets
(h)
Total expen ses ...........................
0.45%
(i)
0.43% 0.43% 0.44% 0.45% 0.45%
Total expenses after fees waived and/or reimbursed ..
0.41%
(i)
0.40% 0.40% 0.40% 0.41% 0.40%
Total expenses after fees waived and/or reimbursed and
excluding interest expense . .................
0.41%
(i)
0.40% 0.40% 0.40% 0.40% 0.40%
Net investment income .....................
4.42%
(i)
3.71% 1.58% 1.20% 2.03% 2.60%
Supplemental Data
Net assets, end of period (000) ................ $ 3,416,021  $ 3,599,334  $ 4,789,552  $ 6,395,606  $ 5,375,701  $ 5,374,564
Portfolio turnover rate
(j)
...................... 70% 212% 163% 129% 213% 182%
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Portfolio turnover rate (excluding MDRs) ...............................
60% 183% 153% 125% 170% 144%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders
124
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Low Duration Bond Portfolio
Investor A
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of period ...........
$ 8.82  $ 8.90  $ 9.72  $ 9.71  $ 9.63  $ 9.47
Net investment income
(a)
...................
0 .19  0 .31  0 .13  0 .09  0 .17  0 .22
Net realized and unrealized gain (loss) ..........
0 .16  0 .01  ( 0 .80 ) 0 .03  0 .10  0 .17
Net increase (decrease) from investment operations .. 0.35  0.32  (0.67) 0.12  0.27  0.39
Distributions
(b)
– – – – – –
From net investment income ................
( 0 .19 ) ( 0 .40 ) ( 0 .15 ) ( 0 .11 ) ( 0 .19 ) ( 0 .23 )
Return of capital ......................... —  —  —  —  ( 0 .00 )
(c)
( 0 .00 )
(c)
Total distributions ......................... (0.19) (0.40) (0.15) (0.11) (0.19) (0.23)
Net asset value, end of period ................ $ 8.98  $ 8.82  $ 8.90  $ 9.72  $ 9.71  $ 9.63
Total Return
(d)
— — — — — —
Based on net asset value .................... 3.94%
(e)
3.63% (6.95)% 1.22% 2.85% 4.23%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ...........................
0.71%
(h)
0.69% 0.74% 0.74% 0.76% 0.78%
Total expenses after fees waived and/or reimbursed ..
0.66%
(h)
0.65% 0.65% 0.65% 0.66% 0.65%
Total expenses after fees waived and/or reimbursed and
excluding interest expense . .................
0.66%
(h)
0.65% 0.65% 0.65% 0.65% 0.65%
Net investment income .....................
4.17%
(h)
3.46% 1.34% 0.96% 1.77% 2.35%
Supplemental Data
Net assets, end of period (000) ................ $ 608,823  $ 676,646  $ 916,865  $ 1,199,702  $ 1,412,985  $ 1,318,473
Portfolio turnover rate
(i)
...................... 70% 212% 163% 129% 213% 182%
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Portfolio turnover rate (excluding MDRs) ...............................
60% 183% 153% 125% 170% 144%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
125
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Low Duration Bond Portfolio
Investor A1
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of period ...........
$ 8.83  $ 8.91  $ 9.73  $ 9.71  $ 9.64  $ 9.48
Net investment income
(a)
...................
0 .19  0 .32  0 .14  0 .11  0 .19  0 .24
Net realized and unrealized gain (loss) ..........
0 .16  0 .01  ( 0 .80 ) 0 .03  0 .09  0 .17
Net increase (decrease) from investment operations .. 0.35  0.33  (0.66) 0.14  0.28  0.41
Distributions
(b)
– – – – – –
From net investment income ................
( 0 .19 ) ( 0 .41 ) ( 0 .16 ) ( 0 .12 ) ( 0 .21 ) ( 0 .25 )
Return of capital ......................... —  —  —  —  ( 0 .00 )
(c)
( 0 .00 )
(c)
Total distributions ......................... (0.19) (0.41) (0.16) (0.12) (0.21) (0.25)
Net asset value, end of period ................ $ 8.99  $ 8.83  $ 8.91  $ 9.73  $ 9.71  $ 9.64
Total Return
(d)
— — — — — —
Based on net asset value .................... 4.02%
(e)
3.78% (6.80)% 1.48% 2.90% 4.38%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ...........................
0.64%
(h)
0.63% 0.62% 0.59% 0.60% 0.59%
Total expenses after fees waived and/or reimbursed ..
0.51%
(h)
0.50% 0.50% 0.50% 0.51% 0.50%
Total expenses after fees waived and/or reimbursed and
excluding interest expense . .................
0.51%
(h)
0.50% 0.50% 0.50% 0.50% 0.50%
Net investment income .....................
4.32%
(h)
3.62% 1.50% 1.13% 1.93% 2.51%
Supplemental Data
Net assets, end of period (000) ................ $ 4,330  $ 4,532  $ 5,134  $ 6,710  $ 8,141  $ 8,621
Portfolio turnover rate
(i)
...................... 70% 212% 163% 129% 213% 182%
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Portfolio turnover rate (excluding MDRs) ...............................
60% 183% 153% 125% 170% 144%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders
126
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Low Duration Bond Portfolio
Investor C
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of period ...........
$ 8.82  $ 8.90  $ 9.72  $ 9.70  $ 9.63  $ 9.46
Net investment income
(a)
...................
0 .15  0 .24  0 .05  0 .02  0 .10  0 .15
Net realized and unrealized gain (loss) ..........
0 .16  0 .01  ( 0 .79 ) 0 .04  0 .09  0 .18
Net increase (decrease) from investment operations .. 0.31  0.25  (0.74) 0.06  0.19  0.33
Distributions
(b)
– – – – – –
From net investment income ................
( 0 .15 ) ( 0 .33 ) ( 0 .08 ) ( 0 .04 ) ( 0 .12 ) ( 0 .16 )
Return of capital ......................... —  —  —  —  ( 0 .00 )
(c)
( 0 .00 )
(c)
Total distributions ......................... (0.15) (0.33) (0.08) (0.04) (0.12) (0.16)
Net asset value, end of period ................ $ 8.98  $ 8.82  $ 8.90  $ 9.72  $ 9.70  $ 9.63
Total Return
(d)
— — — — — —
Based on net asset value .................... 3.55%
(e)
2.86% (7.65)% 0.57% 1.98% 3.56%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ...........................
1.48%
(h)
1.45% 1.45% 1.45% 1.50% 1.52%
Total expenses after fees waived and/or reimbursed ..
1.41%
(h)
1.40% 1.40% 1.40% 1.41% 1.40%
Total expenses after fees waived and/or reimbursed and
excluding interest expense . .................
1.41%
(h)
1.40% 1.40% 1.40% 1.40% 1.40%
Net investment income .....................
3.42%
(h)
2.70% 0.58% 0.23% 1.05% 1.61%
Supplemental Data
Net assets, end of period (000) ................ $ 22,065  $ 26,808  $ 36,103  $ 51,625  $ 69,913  $ 152,890
Portfolio turnover rate
(i)
...................... 70% 212% 163% 129% 213% 182%
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Portfolio turnover rate (excluding MDRs) ...............................
60% 183% 153% 125% 170% 144%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
127
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Amount is less than $0.005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Low Duration Bond Portfolio
Class K
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of period ...........
$ 8.81  $ 8.90  $ 9.72  $ 9.70  $ 9.63  $ 9.46
Net investment income
(a)
...................
0 .20  0 .33  0 .15  0 .12  0 .20  0 .25
Net realized and unrealized gain (loss) ..........
0 .17  0 .00
(b)
( 0 .79 ) 0 .04  0 .09  0 .18
Net increase (decrease) from investment operations .. 0.37  0.33  (0.64) 0.16  0.29  0.43
Distributions
(c)
– – – – – –
From net investment income ................
( 0 .20 ) ( 0 .42 ) ( 0 .18 ) ( 0 .14 ) ( 0 .22 ) ( 0 .26 )
Return of capital ......................... —  —  —  —  ( 0 .00 )
(d)
( 0 .00 )
(d)
Total distributions ......................... (0.20) (0.42) (0.18) (0.14) (0.22) (0.26)
Net asset value, end of period ................ $ 8.98  $ 8.81  $ 8.90  $ 9.72  $ 9.70  $ 9.63
Total Return
(e)
— — — — — —
Based on net asset value .................... 4.21%
(f)
3.82% (6.67)% 1.63% 3.05% 4.65%
(g)
Ratios to Average Net Assets
(h)
Total expen ses ...........................
0.38%
(i)
0.37% 0.37% 0.37% 0.38% 0.37%
Total expenses after fees waived and/or reimbursed ..
0.36%
(i)
0.35% 0.35% 0.36% 0.36% 0.35%
Total expenses after fees waived and/or reimbursed and
excluding interest expense . .................
0.36%
(i)
0.35% 0.35% 0.36% 0.35% 0.35%
Net investment income .....................
4.47%
(i)
3.76% 1.65% 1.23% 2.07% 2.64%
Supplemental Data
Net assets, end of period (000) ................ $ 564,442  $ 617,831  $ 814,127  $ 943,607  $ 557,997  $ 512,940
Portfolio turnover rate
(j)
...................... 70% 212% 163% 129% 213% 182%
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Portfolio turnover rate (excluding MDRs) ...............................
60% 183% 153% 125% 170% 144%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders
128
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Low Duration Bond Portfolio
Class R
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of period ...........
$ 8.82  $ 8.90  $ 9.72  $ 9.70  $ 9.63  $ 9.47
Net investment income
(a)
...................
0 .17  0 .29  0 .11  0 .07  0 .15  0 .20
Net realized and unrealized gain (loss) ..........
0 .16  0 .01  ( 0 .80 ) 0 .03  0 .09  0 .17
Net increase (decrease) from investment operations .. 0.33  0.30  (0.69) 0.10  0.24  0.37
Distributions
(b)
– – – – – –
From net investment income ................
( 0 .17 ) ( 0 .38 ) ( 0 .13 ) ( 0 .08 ) ( 0 .17 ) ( 0 .21 )
Return of capital ......................... —  —  —  —  ( 0 .00 )
(c)
( 0 .00 )
(c)
Total distributions ......................... (0.17) (0.38) (0.13) (0.08) (0.17) (0.21)
Net asset value, end of period ................ $ 8.98  $ 8.82  $ 8.90  $ 9.72  $ 9.70  $ 9.63
Total Return
(d)
— — — — — —
Based on net asset value .................... 3.81%
(e)
3.37% (7.18)% 1.07% 2.49% 3.97%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ...........................
1.08%
(h)
1.05% 1.09% 1.07% 1.08% 1.18%
Total expenses after fees waived and/or reimbursed ..
0.91%
(h)
0.90% 0.90% 0.91% 0.91% 0.90%
Total expenses after fees waived and/or reimbursed and
excluding interest expense . .................
0.91%
(h)
0.90% 0.90% 0.91% 0.90% 0.90%
Net investment income .....................
3.91%
(h)
3.21% 1.17% 0.72% 1.54% 2.10%
Supplemental Data
Net assets, end of period (000) ................ $ 1,903  $ 2,154  $ 2,721  $ 2,153  $ 2,405  $ 3,949
Portfolio turnover rate
(i)
...................... 70% 212% 163% 129% 213% 182%
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Portfolio turnover rate (excluding MDRs) ...............................
60% 183% 153% 125% 170% 144%
See notes to financial statements.

Notes to Financial Statements
(unaudited)
129
Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds V (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Service, Investor A, Investor A1, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Investor A1 Shares are only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-
sponsored retirement plans. Class R Shares are sold without a sales charge and only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor
A Shares distribution and service plan).
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
Basis of Consolidation:  The accompanying consolidated financial statements of High Yield Bond include the accounts of BR-HIYLD Subsidiary II, LLC (the “Taxable
Subsidiary”), which is a wholly-owned taxable subsidiary of High Yield Bond. The Taxable Subsidiary enables High Yield Bond to hold certain pass-through investments and satisfy regulated investment company tax requirements. Income earned and gains realized on the investments held by the Taxable Subsidiary are taxable to such subsidiary. A tax provision for income, if any, is shown as income tax in the Consolidated Statement of Operations for High Yield Bond. A tax provision for realized and unrealized gains, if any, is included as a reduction of realized and/or unrealized gain (loss) in the Consolidated Statement of Operations for High Yield Bond. Taxes payable or deferred as of March 31, 2024 , if any, are disclosed in the Consolidated Statement of Assets and Liabilities. High Yield Bond may invest up to 25% of its total assets in the Taxable Subsidiary. The net assets of the Taxable Subsidiary as of period end were $56,506, which is less than 0.01% of High Yield Bond’s consolidated net assets.
Intercompany accounts and transactions, if any, have been eliminated. The Taxable Subsidiary is subject to the same investment policies and restrictions that apply to High
Yield Bond.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
“trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Core Bond Portfolio ............................................... Core Bond Diversified
BlackRock High Yield Bond Portfolio ............................................ High Yield Bond Diversified
BlackRock Low Duration Bond Portfolio .......................................... Low Duration Bond Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge ("CDSC")
Conversion Privilege
Institutional, Service, Class K and Class R Shares .......................... No No None
Investor A Shares .............................................. Yes No
(a)
None
Investor A1 Shares ............................................. No
(b)
No
(c)
None
Investor C Shares ............................................. No Yes
(d)
To Investor A Shares after
approximately 8 years
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
Investor A1 Shares are subject to a maximum sales charge on purchases of 1.00%. The sales charge does not apply to dividend and capital gain reinvestments by existing shareholders and new purchases for certain employer-sponsored retirement plans, which are currently the only investors who may invest in Investor A1 Shares.
(c)
Investor A1 Shares may be subject to CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.
(d)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders
130
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the  Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2024 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft : The Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”), the  trustees who are not
“interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed-Income Complex and reflected as Trustee and Officer expense on the Statements of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the
Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)

Notes to Financial Statements
(unaudited) (continued)
131
Notes to Financial Statements
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
High Yield Bond values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders
132
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage

Notes to Financial Statements
(unaudited) (continued)
133
Notes to Financial Statements
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders
134
in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Short Sale Transactions: In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short from a broker/counterparty and deliver the security to the purchaser. To close out a short position, a fund delivers the same security to the broker and records a liability to reflect the obligation to return the security to the broker. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund maintains a segregated account of securities or deposits cash with the broker-dealer as collateral for the short sales. Cash deposited with the broker is recorded as an asset in the Statements of Assets and Liabilities. Securities segregated as collateral are denoted in the Schedules of Investments.
A fund may pay a financing fee for the difference between the market value of the short position and the cash collateral deposited with the broker which would be recorded as interest expense. A fund is required to repay the counterparty any dividends received on the security sold short, which, if applicable, is shown as dividend expense in the
Statements of Operations. A fund may pay a fee on the assets borrowed from the counterparty, which, if applicable, is shown as broker fees and expenses on short sales in the Statements of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
Securities Lending:  Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any,  are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased
As of period end, the following table is a summary of the High Yield Bond
’
s securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
High Yield Bond
Barclays Capital, Inc. .......................... $ 1,152 $ (1,152) $ — $ —
BofA Securities, Inc. ........................... 23,610 (23,610) — —
$ 24,762 $ (24,762) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
135
Notes to Financial Statements
with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the  Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Swaptions – The Funds may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options – The Funds may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders
136
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the

Notes to Financial Statements
(unaudited) (continued)
137
Notes to Financial Statements
counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
The Manager provides investment management and other services to the Taxable Subsidiary. The Manager does not receive separate compensation from the Taxable
Subsidiary for providing investment management or administrative services. However, High Yield Bond pays the Manager based on the Fund's net assets, which includes the assets of the Taxable Subsidiary.
With respect to High Yield Bond, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”) (the "Sub-Adviser"), an affiliate of the
Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Core Bond
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.350%
$1 billion - $2 billion ..................................................................................................... 0.340
$2 billion - $ 3 billion ..................................................................................................... 0.330
Greater than $3 billion ................................................................................................... 0.320
High Yield Bond
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.500%
$1 billion - $2 billion ..................................................................................................... 0.450
$2 billion - $3 billion ..................................................................................................... 0.425
$3 billion - $25 billion .................................................................................................... 0.400
$25 billion - $30 billion ................................................................................................... 0.375
Greater than $30 billion ................................................................................................... 0.350
Low Duration
Bond
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.310%
$1 billion - $3 billion ..................................................................................................... 0.290
$3 billion - $5 billion ..................................................................................................... 0.280
$5 billion - $10 billion .................................................................................................... 0.270
Greater than $10 billion ................................................................................................... 0.260

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders
138
With respect to Core Bond and Low Duration Bond, the Manager entered into separate sub-advisory agreements with each of BIL and BlackRock (Singapore) Limited (“BSL”)
(collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of each Fund for which BIL and
BSL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service and Distribution Fees: The Trust , on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended March 31, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended March 31, 2024, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the  six months  ended March 31, 2024, the Funds  paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:
Share Class Service Fees Distribution Fees
Service .................................................................................................. 0.25% —
Investor A ................................................................................................. 0. 25 —
Investor A1 ................................................................................................ 0. 10 —
Investor C ................................................................................................. 0.25 0. 7 5%
Class R .................................................................................................. 0.25 0.25
Fund Name Service Investor A Investor A1 Investor C Class R Total
Core Bond .................................................. $ — $ 464,228 $ — $ 69,077 $ 3,454 $ 536,759
High Yield Bond ............................................... 104,492 1,362,358 — 387,877 238,996 2,093,723
Low Duration Bond ............................................ — 797,028 2,206 125,103 5,480 929,817
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Fund Name Institutional Service Investor A Investor A1 Investor C Class K Class R Total
Core Bond .................................... $ 275,401 $ — $ 37,138 $ — $ 1,382 $ 70,637 $ 138 $ 384,696
High Yield Bond ................................. 1,148,036 8,359 108,989 — 7,758 781,975 9,560 2,064,677
Low Duration Bond .............................. 349,943 — 63,762 441 2,502 58,845 219 475,712
Fund Name Institutional Investor A Total
Core Bond ...................................................................................... $ 363,801 $ 2 $ 363,803
High Yield Bond ................................................................................... 98,528 — 98,528
Low Duration Bond ................................................................................ 267,140 — 267,140

Notes to Financial Statements
(unaudited) (continued)
139
Notes to Financial Statements
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended March 31, 2024, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the six months ended March 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the  six months ended  March 31, 2024 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor
A Shares as follows:
For the six months ended March 31, 2024, affiliates received CDSCs as follows:
Expense Limitations, Waivers, and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through
June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations.
For the six months ended March 31, 2024 , the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-
income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended March 31, 2024, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name Institutional Service Investor A Investor A1 Investor C Class K Class R Total
Core Bond .................................... $ 2,718 $ — $ 4,677 $ — $ — $ 584 $ 42 $ 8,021
High Yield Bond ................................. 15,928 251 27,711 — 2,394 8,735 1,355 56,374
Low Duration Bond .............................. 3,621 — 3,474 125 540 781 53 8,594
Fund Name Institutional Service Investor A Investor A1 Investor C Class K Class R Total
Core Bond .................................... $ 1,718,534 $ — $ 213,868 $ — $ 6,866 $ 20,054 $ 1,586 $ 1,960,908
High Yield Bond ................................. 6,053,814 55,841 1,207,563 — 42,262 112,196 92,394 7,564,070
Low Duration Bond .............................. 1,409,432 — 271,948 3,613 13,145 28,344 2,297 1,728,779
Fund Name Other Fees
Core Bond ............................................................................................................. $ 7,246
High Yield Bond .......................................................................................................... 24,750
Low Duration Bond ....................................................................................................... 9,320
Fund Name Investor A Investor C
Core Bond .................................................................................................. $ 798 $ 626
High Yield Bond ............................................................................................... 6,341 1,862
Low Duration Bond ............................................................................................ 9,196 2,109
Fund Name Amounts Waived
Core Bond ......................................................................................................... $ 44,291
High Yield Bond ...................................................................................................... 152,720
Low Duration Bond ................................................................................................... 15,553
Fund Name Amount Waived
High Yield Bond .......................................................................................................... $ 1,220,801
Fund Name Institutional Service Investor A Investor A1 Investor C Class K Class R
Core Bond ....................................... 0.43% N/A 0.68% N/A 1.43% 0.38% 0.93%
High Yield Bond .................................... 0.67 1.02% 0.92 N/A 1.72 0.58 1.28
Low Duration Bond ................................. 0.40 N/A 0.65 0.50% 1.40 0.35 0.90

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders
140
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of
Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended March 31, 2024, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the six months ended March 31, 2024, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee, is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral, (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, High Yield Bond retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeds a specified threshold, High Yield Bond, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by High Yield Bond is shown as securities lending income — affiliated — net in the Statements of Operation. For the six months ended March 31, 2024, the Fund paid BIM $36,438 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and Core Bond and Low Duration Bond are permitted to lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any
Fund Name
Fees Waived
and/or
Reimbursed
by the
Manager
Core Bond ............................................................................................................... $ 310,948
Low Duration Bond ......................................................................................................... 15,749
Fund Name/Share Class
Administration Fees
Waived by the Manager
- Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
- Class Specific
Core Bond
Institutional .................................................................................... $ 275,401 $ 1,032,614
Investor A ..................................................................................... 37,138 121,765
Investor C ..................................................................................... 1,382 3,438
Class K ...................................................................................... 70,637 20,054
Class R ...................................................................................... 138 1,240
$ 384,696 $ 1,179,111
High Yield Bond
Investor A ..................................................................................... 69,190 4,856
$ 69,190 $ 4,856
Low Duration Bond
Institutional .................................................................................... 349,943 466,002
Investor A ..................................................................................... 63,762 101,011
Investor A1 .................................................................................... 441 2,420
Investor C ..................................................................................... 2,502 6,425
Class K ...................................................................................... 58,664 17,956
Class R ...................................................................................... 219 1,702
$ 475,531 $ 595,516

Notes to Financial Statements
(unaudited) (continued)
141
Notes to Financial Statements
lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended March 31, 2024, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds' Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
7. PURCHASES AND SALES
For the six months ended March 31, 2024, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:
For the six months ended March 31, 2024, purchases and sales related to mortgage dollar rolls were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of September 30, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:
As of March 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR  (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2024 unless extended or renewed.
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
Core Bond .......................................................... $ 1,329,426,734 $ 1,329,228,816 $ 10,996,139,855 $ 10,900,962,362
High Yield Bond ....................................................... — — 10,361,724,449 8,189,323,765
Low Duration Bond .................................................... 780,439,687 845,640,848 2,498,677,171 3,008,966,811
Fund Name Purchases Sales
Core Bond .......................................................................................... $ 3,589,306,799 $ 3,587,907,058
Low Duration Bond .................................................................................... 469,947,725 469,776,145
Fund Name
Non-Expiring
Capital Loss
Carryforwards
Qualified Late-Year
Ordinary Losses
Core Bond .......................................................................................... $ (361,738,646) $ (3,830,692)
High Yield Bond ....................................................................................... (1,168,627,480) —
Low Duration Bond .................................................................................... (489,050,817) (36,648,935)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Core Bond ...................................................... $ 4,854,715,523 $ 21,817,043 $ (235,732,965) $ (213,915,923)
High Yield Bond .................................................. 22,790,080,460 527,358,535 (493,390,701) 33,967,834
Low Duration Bond ................................................ 4,731,517,475 17,903,656 (89,292,843) (71,389,186)

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders
142
These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended March 31, 2024, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Market Risk : Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of

Notes to Financial Statements
(unaudited) (continued)
143
Notes to Financial Statements
margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds' performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-
backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Funds may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate
(“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates
LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Six Months Ended
03/31/24
Year Ended
09/30/23
Fund Name/Share Class
Shares Amount Shares Amount
Core Bond
Institutional
Shares sold ..........................................
83,199,746 $ 674,289,472 139,314,900 $ 1,151,954,865
Shares issued in reinvestment of distributions .....................
6,012,419 49,210,068 9,083,232 75,113,087
Shares redeemed ......................................
(95,926,905) (772,923,244) (92,387,417) (763,061,185)
(6,714,740) $ (49,423,704) 56,010,715 $ 464,006,767
Investor A
Shares sold and automatic conversion of shares ....................
5,850,696 $ 47,835,339 11,475,789 $ 95,318,705
Shares issued in reinvestment of distributions .....................
895,233 7,337,061 1,393,831 11,546,186
Shares redeemed ......................................
(5,937,032) (48,390,975) (11,729,114) (97,153,204)
808,897 $ 6,781,425 1,140,506 $ 9,711,687
Investor C
Shares sold ..........................................
297,088 $ 2,411,367 609,808 $ 5,021,310
Shares issued in reinvestment of distributions .....................
28,180 229,883 44,225 364,727
Shares redeemed and automatic conversion of shares ...............
(417,017) (3,396,555) (676,550) (5,578,355)
(91,749) $ (755,305) (22,517) $ (192,318)

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders
144
d
Six Months Ended
03/31/24
Year Ended
09/30/23
Fund Name/Share Class
Shares Amount Shares Amount
Class K
Shares sold ..........................................
14,336,020 $ 117,147,693 32,435,162 $ 268,958,121
Shares issued in reinvestment of distributions .....................
1,649,221 13,536,465 2,500,035 20,745,456
Shares redeemed ......................................
(10,212,788) (83,085,432) (22,076,167) (183,872,841)
5,772,453 $ 47,598,726 12,859,030 $ 105,830,736
Class R
Shares sold ..........................................
27,247 $ 225,193 58,385 $ 484,831
Shares issued in reinvestment of distributions .....................
3,218 26,381 4,089 33,855
Shares redeemed ......................................
(18,294) (150,266) (31,062) (251,876)
12,171 $ 101,308 31,412 $ 266,810
(212,968) $ 4,302,450 70,019,146 $ 579,623,682
High Yield Bond
Institutional
Shares sold ..........................................
379,023,577 $ 2,598,614,301 946,910,963 $ 6,380,437,486
Shares issued in reinvestment of distributions .....................
56,585,219 392,133,625 102,302,445 691,321,502
Shares redeemed ......................................
(325,876,847) (2,226,379,963) (1,006,472,070) (6,765,014,957)
109,731,949 $ 764,367,963 42,741,338 $ 306,744,031
Service
Shares sold ..........................................
1,924,339 $ 13,287,173 5,834,208 $ 39,304,704
Shares issued in reinvestment of distributions .....................
408,958 2,835,445 803,502 5,431,972
Shares redeemed ......................................
(2,144,491) (14,784,931) (7,009,171) (47,346,116)
188,806 $ 1,337,687 (371,461) $ (2,609,440)
Investor A
Shares sold and automatic conversion of shares ....................
28,304,176 $ 195,648,375 52,698,063 $ 355,170,220
Shares issued in reinvestment of distributions .....................
4,838,284 33,501,140 9,479,256 64,018,882
Shares redeemed ......................................
(34,549,795) (238,602,640) (70,819,565) (477,232,762)
(1,407,335) $ (9,453,125) (8,642,246) $ (58,043,660)
Investor C
Shares sold ..........................................
1,427,747 $ 9,895,388 1,933,937 $ 13,069,168
Shares issued in reinvestment of distributions .....................
328,664 2,278,528 710,658 4,806,547
Shares redeemed and automatic conversion of shares ...............
(2,546,578) (17,435,376) (5,450,932) (36,783,193)
(790,167) $ (5,261,460) (2,806,337) $ (18,907,478)
Class K
Shares sold ..........................................
272,777,643 $ 1,898,845,508 423,322,220 $ 2,847,897,544
Shares issued in reinvestment of distributions .....................
38,179,540 264,649,772 62,768,149 424,322,483
Shares redeemed ......................................
(146,082,562) (1,007,889,567) (350,208,947) (2,363,029,867)
164,874,621 $ 1,155,605,713 135,881,422 $ 909,190,160
Class R
Shares sold ..........................................
1,670,405 $ 11,558,704 2,050,800 $ 13,847,565
Shares issued in reinvestment of distributions .....................
450,536 3,120,611 848,788 5,734,235
Shares redeemed ......................................
(1,304,204) (8,950,696) (3,346,511) (22,586,978)
816,737 $ 5,728,619 (446,923) $ (3,005,178)
273,414,611 $ 1,912,325,397 166,355,793 $ 1,133,368,435
Low Duration Bond
Institutional
Shares sold ..........................................
45,018,938 $ 402,332,943 129,830,930 $ 1,154,571,706
Shares issued in reinvestment of distributions .....................
8,288,292 74,152,258 21,375,312 189,998,861
Shares redeemed ......................................
(81,006,234) (723,810,965) (281,011,629) (2,498,262,858)
(27,699,004) $ (247,325,764) (129,805,387) $ (1,153,692,291)
Investor A
Shares sold and automatic conversion of shares ....................
7,757,483 $ 69,269,438 17,797,185 $ 158,347,840
Shares issued in reinvestment of distributions .....................
1,370,696 12,260,152 3,834,346 34,080,243
Shares redeemed ......................................
(18,052,384) (160,909,755) (47,889,969) (426,327,126)
(8,924,205) $ (79,380,165) (26,258,438) $ (233,899,043)
Investor A1
Shares sold ..........................................
3 $ 24 71 $ 637
Shares issued in reinvestment of distributions .....................
7,376 66,045 17,506 155,694
Shares redeemed ......................................
(39,056) (348,555) (80,338) (715,203)
(31,677) $ (282,486) (62,761) $ (558,872)

Notes to Financial Statements
(unaudited) (continued)
145
Notes to Financial Statements
12. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:
Effective April 11, 2024, the 364-day credit agreement to which the Trust, on behalf of the Funds, and the Participating Funds are party, was amended to (i) decrease the aggregate commitment amount to $2.40 billion, and (ii) extend the termination date to April 2025.
On May 3, 2024, the Board approved a proposal to change the name of BlackRock High Yield Bond Portfolio to BlackRock High Yield Portfolio and certain changes to the
Fund’s investment strategy. These changes will become effective on August 5, 2024.
d
Six Months Ended
03/31/24
Year Ended
09/30/23
Fund Name/Share Class
Shares Amount Shares Amount
Investor C
Shares sold ..........................................
209,337 $ 1,870,784 854,015 $ 7,593,027
Shares issued in reinvestment of distributions .....................
45,530 407,029 127,128 1,129,003
Shares redeemed and automatic conversion of shares ...............
(837,588) (7,491,654) (1,997,025) (17,749,766)
(582,721) $ (5,213,841) (1,015,882) $ (9,027,736)
Class K
Shares sold ..........................................
10,936,660 $ 97,940,619 21,649,708 $ 192,520,737
Shares issued in reinvestment of distributions .....................
1,366,110 12,215,527 3,700,732 32,865,717
Shares redeemed ......................................
(19,506,310) (173,902,396) (46,746,009) (415,417,556)
(7,203,540) $ (63,746,250) (21,395,569) $ (190,031,102)
Class R
Shares sold ..........................................
25,476 $ 227,198 53,747 $ 477,874
Shares issued in reinvestment of distributions .....................
4,665 41,728 12,034 106,942
Shares redeemed ......................................
(62,357) (559,268) (127,146) (1,129,490)
(32,216) $ (290,342) (61,365) $ (544,674)
(44,473,363) $ (396,238,848) (178,599,402) $ (1,587,753,718)

Statement Regarding Liquidity Risk Management Program
2024
BlackRock Semi-Annual Report to Shareholders
146
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds V (the "Trust") has adopted and implemented a liquidity risk management program (the “Program”) for the BlackRock Core Bond Portfolio, BlackRock High Yield Bond Portfolio and BlackRock Low Duration Bond Portfolio
(the “Funds”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust on behalf of the Funds, met on November 14-15, 2023 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Advisors, LLC, the investment adviser to each Fund, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the
Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment
Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30,
2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a)
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes
(such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. A fund’s derivative exposure was also considered in such calculation.
b)
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
.
During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size utilized for liquidity classifications. Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c)
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to each Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V, and
BlackRock Floating Rate Loan ETF, a series of BlackRock ETF Trust II). The Committee also considered other types of borrowing available to the funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Additional Information
147
Additional Information
Proxy Results
BlackRock Funds V
A Special Meeting of Shareholders was held on November 9, 2023 for shareholders of record on September 11, 2023, to elect Trustees to the Trust's Board.
Shareholders elected the Trustees* as follows:
* Denotes Trust-wide proposal and voting results.
Board Members whose term of office continued after the Special Meeting of Shareholders because they were not up for election are R. Glenn Hubbard, W. Carl Kester,
Cynthia L. Egan, Frank J. Fabozzi, Catherine A. Lynch, Robert Fairbairn and John M. Perlowski. Frank J. Fabozzi's term as a Board Member of the Funds ended on
December 31, 2023.
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Votes For Votes Withheld
Lorenzo A. Flores 6,098,355,552 50,013,664
Stayce D. Harris 6,100,362,778 48,006,437
J. Phillip Holloman 6,094,339,498 54,029,718
Arthur P. Steinmetz 6,096,630,633 51,738,582

Additional Information
(continued)
2024
BlackRock Semi-Annual Report to Shareholders
148
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
(a)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
(a)
For BlackRock Core Bond Portfolio and BlackRock Low Duration Bond Portfolio.
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report
149
Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
EUR Euro
GBP British Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian Sol
PLN Polish Zloty
RUB New Russian Ruble
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CLICP Chile Indice de Camara Promedio Interbank Overnight Index
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
LIBOR London Interbank Offered Rate
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PRIBOR Prague Interbank Offered Rate
RB Revenue Bonds
REIT Real Estate Investment Trust
REPO_CORRA Canadian Overnight Repo Rate
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
TBA To-be-announced
TONAR Tokyo Overnight Average Rate
WIBOR Warsaw Interbank Offered Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
Taxable3-3/24-SAR

MARCH 31, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Semi-Annual Report
(Unaudited)
BlackRock Funds V
BlackRock GNMA Portfolio
BlackRock Impact Mortgage Fund
BlackRock Income Fund

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended March 31, 2024. Higher interest rates helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war has had a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks’
advance was slower but still robust. Meanwhile, international developed market equities also gained strongly, while emerging market stocks advanced at a more modest pace.
The 10-year U.S. Treasury yield rose during the reporting period, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove positive returns overall for 10-
year U.S. Treasuries and solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates twice during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for rapid interest rate cuts, as reflected in the ongoing rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S.
Treasuries and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock
.
com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of March 31, 2024
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
23.48% 29.88%
U.S. small cap equities
(Russell 2000
®
Index)
19.94 19.71
International equities (MSCI
Europe, Australasia, Far
East Index)
16.81 15.32
Emerging market equities
(MSCI Emerging Markets
Index)
10.42 8.15
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
2.68 5.24
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
4.88 (2.44)
U.S. investment
grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
5.99 1.70
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
7.48 3.13
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
8.73 11.15
This Page is not Part of Your Fund Report
2

Page
3
The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of March 31, 2024
2024
BlackRock Semi-Annual Report to Shareholders
4
BlackRock GNMA Portfolio
Investment Objective
BlackRock GNMA Portfolio’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended March 31, 2024, all of the Fund’s share classes outperformed its benchmark, the Bloomberg GNMA Total Return Index Value Unhedged USD,
with the exception of the Fund’s Investor C shares which underperformed.
What factors influenced performance?
Positive contributions to relative performance were highlighted by allocations to collateralized mortgage obligations (“CMOs”), which acted as stable sources of income. Pool selection and relative value trades within the agency mortgage-backed security (“MBS”) space were also additive.
The Fund’s positioning with respect to interest rates was the sole and slight detractor, for the reporting period. Specifically, the Fund’s above-benchmark stance with respect to duration (and corresponding interest rate sensitivity) early in the period weighed on performance after the Fed’s surprisingly hawkish meeting in late-September 2023 led rates higher.
The Fund’s cash position did not have a material impact on performance for the period.
Describe recent portfolio activity.
Over the period, the Fund added higher coupon Ginnie Mae loan balance pools based on the valuations and income potential. The Fund favored seasoned pools relative to recently originated collateral. With respect to out-of-benchmark allocations, the Fund increased exposure in mortgage derivatives and fixed rate CMOs.
Describe portfolio positioning at period end.
The Fund continued to favor seasoned pools over generic collateral, as seasoning provides a degree of protection against faster loan prepayments, which have persisted in some segments of the GNMA space despite home price appreciation and affordability challenges. The Fund continued to hold sizable out-of-benchmark allocations to agency
CMOs and mortgage derivatives as sources of stable income.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Performance
N/A - Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .............. 3.45% 3.22% 6.40% 1.50% N/A (0.40)% N/A 0.85% N/A
Investor A ............... 3.07 2.85 6.25 1.25 (2.80)% (0.66) (1.47)% 0.56 0.15%
Investor C ............... 2.46 2.27 5.88 0.49 (0.49) (1.39) (1.39) (0.03) (0.03)
Class K ................ 3.50 3.34 6.45 1.54 N/A (0.37) N/A 0.89 N/A
Bloomberg GNMA Total Return
Index Value Unhedged USD
(c)
— — 6.17 1.65 N/A (0.28) N/A 1.05 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
Under normal circumstances, the Fund invests at least 80% of its assets in GNMA securities. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of
BlackRock GNMA Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
An unmanaged index comprised of mortgage-backed pass through securities of GNMA.

Fund Summary
as of March 31, 2024 (continued)
5
Fund Summary
BlackRock GNMA Portfolio
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,064.00 $ 2.22 $ 1,000.00 $ 1,022.85 $ 2.17 0.43%
Investor A ................................ 1,000.00 1,062.50 3.51 1,000.00 1,021.60 3.44 0.68
Investor C ................................ 1,000.00 1,058.80 7.36 1,000.00 1,017.85 7.21 1.43
Class K .................................. 1,000.00 1,064.50 1.96 1,000.00 1,023.10 1.92 0.38
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Government Sponsored Agency Securities .............. 99.8%
Non-Agency Mortgage-Backed Securities .................. 0.2
CREDIT QUALITY ALLOCATION
Credit Rating
(b)
Percent of
Total Investments
(a)
AAA/Aaa
(c)
...................................... 100.0%
(a)
Excludes short-term securities, options written and TBA sale commitments.
(b)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.

Fund Summary
as of March 31, 2024
2024
BlackRock Semi-Annual Report to Shareholders
6
BlackRock Impact Mortgage Fund
Investment Objective
BlackRock Impact Mortgage Fund’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management, while investing in a portfolio of fixed-income securities that Fund management views as generating positive social and/or environmental impacts.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended March 31, 2024, all of the Fund’s share classes underperformed its benchmark, the Bloomberg U.S. MBS Index.
What factors influenced performance?
The Fund’s underweight allocation to 15-year conventional agency MBS versus 30-year conventional agency MBS detracted modestly from performance relative to the benchmark over the reporting period.
Careful security selection within the Impact MBS space benefited the Fund’s performance, specifically exposure to Manufactured Housing and HomeReady pools and Ginnie
Mae Loss Mitigation pools, which continued to exhibit favorable prepayment characteristics relative to generic collateral within the benchmark. Out of benchmark allocations to agency commercial MBS structured off of Impact collateral were also additive.
Describe recent portfolio activity.
The Fund continued to hold core allocations in various Impact MBS pools that have exhibited robust prepayment characteristics especially for premium agency MBS. A position in a Manufactured Housing loan balance pool was increased, which provides the portfolio with call protection and incremental income versus the benchmark.
Describe portfolio positioning at period end.
The Fund maintained its concentration in agency MBS pools, with a core allocation of Impact pools in stories such as Down Payment Assistance, Foreclosure Prevention and
Manufactured Housing. These positions were held on the view that their collateral attributes exhibited a meaningful benefit in terms of prepayment characteristics through factors such as loan size and seasoning. In terms of interest rate positioning, the Fund held a slightly underweight stance with respect to duration and corresponding rate sensitivity.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Performance
N/A - Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .............. 3.60% 3.30% 6.07% 0.65% N/A (0.23)% N/A 0.93% N/A
Investor A ............... 3.22 2.92 5.93 0.30 (3.72)% (0.47) (1.28)% 0.67 0.26%
Investor C ............... 2.61 2.41 5.55 (0.35) (1.32) (1.21) (1.21) 0.06 0.06
Class K ................ 3.66 3.47 6.10 0.59 N/A (0.18) N/A 0.97 N/A
Class R ................ 3.11 2.80 5.80 0.04 N/A (0.72) N/A 0.41 N/A
Bloomberg U.S. MBS Index
(c)
. — — 6.36 1.39 N/A (0.39) N/A 1.12 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in mortgage-backed and other mortgage-related securities that are issued or guaranteed by the U.S. Government and its agencies. The Fund invests primarily in the highest rated government and agency bonds and maintains an average portfolio duration that is within ±1 year of the duration of the Bloomberg U.S. MBS Index. The Fund's total returns prior to September 1, 2022 are the returns of the Fund when it followed a different investment objective and different investment strategies and process under the name "BlackRock U.S. Government Bond Portfolio." On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock U.S. Government Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor
Fund was the performance and accounting survivor of the Reorganization.
(c)
An unmanaged index that includes mortgage backed pass-through securities guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac that meet certain maturity and liquidity criteria.

Fund Summary
as of March 31, 2024 (continued)
7
Fund Summary
BlackRock Impact Mortgage Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual Hypothetical 5% Return
Expenses Paid
During the Period Including Interest Expense Excluding Interest Expense Annualized Expense Ratio
Beginning
Account
Value
(10/01/23)
Ending
Account
Value
(03/31/24)
Including
Interest
Expense
(a)
Excluding
Interest
Expense
(a)
Beginning
Account
Value
(10/01/23)
Ending
Account
Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Ending
Account
Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Including
Interest
Expense
Excluding
Interest
Expense
Institutional ....... $ 1,000.00 $ 1,060.70 $ 6.90 $ 2.37 $ 1,000.00 $ 1,018.30 $ 6.76 $ 1,022.70 $ 2.33 1.34% 0.46%
Investor A ........ 1,000.00 1,059.30 8.19 3.66 1,000.00 1,017.05 8.02 1,021.45 3.59 1.59 0.71
Investor C ........ 1,000.00 1,055.50 12.02 7.50 1,000.00 1,013.30 11.78 1,017.70 7.36 2.34 1.46
Class K ......... 1,000.00 1,061.00 6.65 2.11 1,000.00 1,018.55 6.51 1,022.95 2.07 1.29 0.41
Class R ......... 1,000.00 1,058.00 9.47 4.94 1,000.00 1,015.80 9.27 1,020.20 4.85 1.84 0.96
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Government Sponsored Agency Securities ............ 98.9%
Non-Agency Mortgage-Backed Securities ................ 0.8
Asset-Backed Securities ............................ 0.3
CREDIT QUALITY ALLOCATION
Credit Rating
(b)
Percent of
Total Investments
(a)
AAA/Aaa
(c)
...................................... 99.3%
AA/Aa ......................................... 0.3
A ............................................. 0.0
(d)
BBB/Baa ....................................... 0.1
NR ........................................... 0.3
(a)
Excludes short-term securities, options written and TBA sale commitments.
(b)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.
(d)
Represents less than 0.1% of the Fund's total investments.

Fund Summary
as of March 31, 2024
2024
BlackRock Semi-Annual Report to Shareholders
8
BlackRock Income Fund
Investment Objective
BlackRock Income Fund’s (the “Fund”) investment objective is to seek to provide high current income, with a secondary objective of long-term capital appreciation.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended March 31, 2024, all of the Fund’s share classes underperformed its Customized Reference Benchmark. The Customized Reference
Benchmark is comprised of the returns of the Bloomberg Global High Yield 100% Hedged USD Index (25%), Morningstar LSTA Leveraged Loan Index (25%), Bloomberg
U.S. CMBS Investment Grade Index (25%), and JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified) (25%). The Fund is not
managed with reference to the current performance benchmark, and its exposures may deviate meaningfully.
What factors influenced performance?
Detractors from the Fund’s performance for the reporting period were limited. Conservative positioning with respect to interest rates and equity downside hedges detracted marginally during periods when markets rallied. Positive contributions to the Fund’s relative performance were highlighted by exposure to U.S. investment grade corporate bonds, collateralized loan obligations (“CLOs”) and to-be-announced agency mortgage-backed securities.
As part of its investment strategy, the Fund uses derivatives, mainly forward contracts, to hedge foreign currency exposure of non-U.S. positions back to U.S. dollars, and interest rate futures and swaps to adjust duration positioning tactically as needed. During the period, the Fund’s derivative holdings had a net negative impact on performance.
Describe recent portfolio activity.
The period saw disinflation across global economies without major contractions in economic growth, reflected in asset class rallies and overall lower volatility. Against this market backdrop, the Fund added preferred securities while modestly reducing exposure to CLOs and floating rate bank loans in anticipation of Fed rate cuts. Exposure to
U.S. high yield corporate bonds was trimmed, particularly within the B-rated and BB-rated segments.
The Fund’s cash position averaged 10.4% of portfolio assets over the period and was 12.8% at period end. The Fund remained selective as the team seeks the best opportunities to generate income. The Fund’s cash position did not have a material impact on performance.
Describe portfolio positioning at period end.
The Fund remained defensively positioned with significant allocations to AAA-rated CLOs and bank loans due to their incremental yield, as well as to U.S. investment grade corporate bonds as improving credit sentiment is supportive of valuations for the category. The Fund remained focused on the U.S. market based on its demonstrated economic stability in the face of high interest rates.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Performance
*
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .............. 6.10% 6.04% 7.29% 8.25% N/A 2.67% N/A 3.29% N/A
Investor A ............... 5.70 5.60 7.16 7.98 5.28% 2.41 1.90% 3.03 2.77%
Investor C ............... 5.09 5.00 6.75 7.30 6.30 1.65 1.65 2.43 2.43
Class K ................ 6.15 6.08 7.31 8.30 N/A 2.72 N/A 3.33 N/A
Morningstar LSTA Leveraged
Loan Index
(c)
............ — — 5.40 12.47 N/A 5.48 N/A 4.55 N/A
Bloomberg Global High Yield
100% Hedged USD Index
(d)
.. — — 10.57 13.36 N/A 3.62 N/A 4.40 N/A
Bloomberg U.S. CMBS
Investment Grade Index
(e)
... — — 6.14 4.42 N/A 1.20 N/A 2.02 N/A
JPMorgan CEMBI Broad
Diversified
(f)
............. — — 7.97 9.17 N/A 2.63 N/A 3.73 N/A
Customized Reference
Benchmark
(g)
............ — — 7.52 9.83 N/A 3.29 N/A 3.72 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges fees, and how performance was calculated for certain share classes.
(b)
Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in fixed-income securities. On September 17,
2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Credit Strategies Income Fund (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization. The Predecessor Fund’s returns between July 2, 2012 and
July 1, 2016 are the returns of the Predecessor Fund when it followed different investment objectives and different investment strategies under the name BlackRock Secured Credit Portfolio.

Fund Summary
as of March 31, 2024 (continued)
9
Fund Summary
BlackRock Income Fund
N/A - Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
(c)
An unmanaged market value-weighted index designed to measure the performance of the U.S. leveraged loan market based upon spreads, interest payments and market weightings subject to a single loan facility weight cap of 2%.
(d)
A “hedged” version of the Bloomberg Global High Yield Index which is a multi-currency flagship measure of the global high yield debt market. The index represents the union of the U.S. High
Yield, the Pan-European High Yield, and Emerging Markets Hard Currency High Yield Indices. The high yield and emerging markets sub-components are mutually exclusive.
(e)
An index that measures the market of conduit and fusion CMBS deals with a minimum current deal size of $300mn. The index is divided into two subcomponents: the U.S. Aggregate-eligible component, which contains bonds that are Employee Retirement Income Security Act of 1974, as amended (“ERISA”) eligible under the underwriter’s exemption, and the non-U.S. Aggregate-
eligible component, which consists of bonds that are not ERISA eligible.
(f)
An expansion of the JPMorgan Corporate Emerging Markets Bond Index (CEMBI). The CEMBI is a market capitalization weighted index consisting of U.S. dollar denominated emerging market corporate bonds.
(g)
A customized reference benchmark comprised of the returns of the Bloomberg Global High Yield 100% Hedged USD Index (25%), the Morningstar LSTA Leveraged Loan Index (25%), the
Bloomberg U.S. CMBS Investment Grade Index (25%) and the JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified) (25%).
Actual H ypothetical 5% Re turn
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,072.90 $ 3.26 $ 1,000.00 $ 1,021.85 $ 3.18 0.63%
Investor A ................................ 1,000.00 1,071.60 4.56 1,000.00 1,020.60 4.45 0.88
Investor C ................................ 1,000.00 1,067.50 8.43 1,000.00 1,016.85 8.22 1.63
Class K .................................. 1,000.00 1,073.10 3.01 1,000.00 1,022.10 2.93 0.58
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 35.1%
U.S. Government Sponsored Agency Securities .............. 26.3
Asset-Backed Securities .............................. 20.7
Floating Rate Loan Interests ........................... 11.7
Foreign Government Obligations ........................ 2.5
Investment Companies ............................... 1.5
Non-Agency Mortgage-Backed Securities .................. 0.7
Foreign Agency Obligations ............................ 0.7
Preferred Securities ................................. 0.6
Fixed Rate Loan Interests ............................. 0.1
Common Stocks ................................... 0.1
Warrants ........................................ 0.0
(b)
Other Interests .................................... 0.0
(b)
CREDIT QUALITY ALLOCATION
Credit Rating
(c)
Percent of
Total Investments
(a)
AAA/Aaa
(d)
...................................... 38.6%
AA/Aa ......................................... 4.4
A ............................................. 14.3
BBB/Baa ....................................... 21.4
BB/Ba ......................................... 7.6
B ............................................ 9.0
CCC/Caa ....................................... 1.5
CC/Ca ......................................... 0.2
NR ........................................... 3.0
(a)
Excludes short-term securities and TBA sale commitments.
(b)
Represents less than 0.1% of the Fund's total investments.
(c)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.

The Benefits and Risks of Leveraging
2024
BlackRock Semi-Annual Report to Shareholders
10
The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Funds may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund’s shareholders, and the value of these portfolio holdings is reflected in each Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.

About Fund Performance
11
About Fund Performance
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the BlackRock Income Fund’s (“Income Fund”) Class K Shares inception date of August 1, 2016 and BlackRock
Impact Mortgage Fund’s (“Impact Mortgage”) Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of each Fund’s Class K
Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% for all Funds included in this report, except for Income Fund (which is subject to an initial sales charge of 2.50%) and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares  are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75 % per year and a service fee of  0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Class R Shares (available only in Impact Mortgage) are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at NAV on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses
2024
BlackRock Semi-Annual Report to Shareholders
12
Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown
(which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
(unaudited)
March 31, 2024
BlackRock GNMA Portfolio
Schedules of Investments
13
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.3%
Seasoned Credit Risk Transfer Trust
Series 2018-3, Class MA, 3.50%, 08/25/57
(a)
USD 405 $ 382,973
Series 2018-4, Class MA, 3.50%, 03/25/58 459 430,302
813,275
Total Non-Agency Mortgage-Backed Securities — 0 .3%
(Cost: $ 873,837 ) ................................. 813,275
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 9.0%
Federal Home Loan Mortgage Corp.
Series 3745 , Class ZA , 4.00% , 10/15/40 .. 355 331,332
Series 3780 , Class ZA , 4.00% , 12/15/40 .. 1,334 1,269,996
Series 3960 , Class PL , 4.00% , 11/15/41 .. 899 868,598
Series 4161 , Class BW , 2.50% , 02/15/43 .. 500 422,209
Series 4325 , Class ZX , 4.50% , 04/15/44 .. 2,789 2,692,798
Series 4384 , Class LB , 3.50% , 08/15/43 .. 1,048 996,063
Federal National Mortgage Association
Series 1996-48 , Class Z , 7.00% , 11/25/26 . 11 11,285
Series 2010-134 , Class KZ , 4.50% , 12/25/40 71 62,332
Series 2010-141 , Class LZ , 4.50% , 12/25/40 126 118,978
Series 2011-8 , Class ZA , 4.00% , 02/25/41 . 681 643,037
Series 2011-131 , Class LZ , 4.50% , 12/25/41 119 107,024
Series 2017-76 , Class PB , 3.00% , 10/25/57 1,125 808,416
Series 2022-25 , Class KL , 4.00% , 05/25/52 200 175,730
Federal National Mortgage Association Variable
Rate Notes , Series 2018-32 , Class PS ,
(SOFR 30 day Average at 7.23% Cap +
7.10%), 0.89% , 05/25/48
(a)
........... 1,091 919,632
Government National Mortgage Association
Series 2015-79 , Class MY , 3.50% , 05/20/45 3,278 2,847,996
Series 2015-106 , Class DY , 3.50% , 07/20/45 2,411 2,024,707
Series 2016-123 , Class LM ,
3.00% , 09/20/46 ................ 400 325,434
Government National Mortgage Association
Variable Rate Notes
(a)
Series 2009-31 , Class PT , 3.37% , 05/20/39 123 124,989
Series 2014-107 , Class WX ,
6.64% , 07/20/39 ................ 465 475,130
Series 2015-55 , Class A , 5.39% , 03/16/36 . 4,160 4,218,178
Series 2015-103 , Class B , 6.90% , 01/20/40 2,198 2,268,847
Series 2015-187 , Class C , 5.37% , 03/20/41 5,437 5,530,925
27,243,636
Interest Only Collateralized Mortgage Obligations — 2.6%
Federal Home Loan Mortgage Corp.
Series 4062 , Class GI , 4.00% , 02/15/41 .. 27 1,014
Series 5159 , Class PI , 3.00% , 11/25/51 ... 1,159 168,470
Series 5176 , Class QI , 3.00% , 12/25/51 .. 626 92,140
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
Series 4119 , Class SC , (SOFR 30 day
Average at 6.15% Cap + 6.04%),
0.72% , 10/15/42 ................ 821 86,143
Series 4901 , Class CS , (SOFR 30 day
Average at 6.10% Cap + 5.99%),
0.67% , 07/25/49 ................ 1,758 159,367
Series 4941 , Class SH , (SOFR 30 day
Average at 5.95% Cap + 5.84%),
0.52% , 12/25/49 ................ 1,249 111,965
Federal National Mortgage Association
Series 2013-10 , Class PI , 3.00% , 02/25/43 60 6,854
Series 2014-68 , Class YI , 4.50% , 11/25/44 . 69 13,702
Series 2017-68 , Class IE , 4.50% , 09/25/47 1,546 270,004
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 2020-32 , 4.00% , 05/25/50 ....... USD 888 $ 181,665
Series 2020-32 , Class PI , 4.00% , 05/25/50 883 184,927
Series 2021-23 , Class CI , 3.50% , 07/25/46 758 133,830
Series 2021-41 , 3.50% , 07/25/51 ....... 1,457 257,107
Federal National Mortgage Association Variable
Rate Notes
(a)
Series 2015-66 , Class AS , (SOFR 30
day Average at 6.25% Cap + 6.14%),
0.82% , 09/25/45 ................ 2,820 194,923
Series 2016-60 , Class SD , (SOFR 30
day Average at 6.10% Cap + 5.99%),
0.67% , 09/25/46 ................ 432 31,763
Series 2016-78 , Class CS , (SOFR 30
day Average at 6.10% Cap + 5.99%),
0.67% , 05/25/39 ................ 537 38,569
Government National Mortgage Association
Series 2020-115 , Class IM , 3.50% , 08/20/50 1,113 180,482
Series 2020-146 , Class DI , 2.50% , 10/20/50 1,474 194,057
Series 2020-149 , Class IA , 2.50% , 10/20/50 17,242 2,284,398
Series 2020-175 , Class DI , 2.50% , 11/20/50 522 66,948
Series 2020-185 , Class MI , 2.50% , 12/20/50 1,910 250,118
Series 2021-104 , Class IH , 3.00% , 06/20/51 1,178 188,578
Series 2021-149 , Class KI , 3.00% , 08/20/51 1,967 315,899
Series 2021-159 , Class IH , 3.00% , 09/20/51 8,007 1,277,757
Series 2022-127 , Class IA , 3.50% , 03/20/52 6,728 1,141,983
Government National Mortgage Association
Variable Rate Notes , Series 2017-101 , Class
SL , (1-mo. CME Term SOFR at 6.20% Cap +
6.09%), 0.76% , 07/20/47
(a)
........... 1,013 109,974
7,942,637
Interest Only Commercial Mortgage-Backed Securities — 0.2%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
Series K116 , Class X1 , 1.42% , 07/25/30 .. 1,120 76,868
Series K119 , Class X1 , 0.93% , 09/25/30 .. 1,780 83,444
Series K122 , Class X1 , 0.88% , 11/25/30 .. 2,748 124,277
Government National Mortgage Association
Variable Rate Notes
Series 2016-22 , 0.58% , 11/16/55 ....... 19 368
Series 2016-151 , 0.85% , 06/16/58 ...... 5,918 244,281
Series 2017-61 , 0.70% , 05/16/59 ....... 1,104 41,013
570,251
Mortgage-Backed Securities — 124.5%
Federal Home Loan Mortgage Corp.
3.00% , 06/01/35 - 07/01/35 ........... 461 427,429
3.50% , 07/01/26 - 09/01/26 ........... 7 6,397
4.00% , 06/01/25 - 05/01/26 ........... 26 25,183
5.00% , 05/01/35 - 12/01/38 ........... 39 38,772
5.65% , 05/01/37 - 12/01/37 ........... 586 602,426
5.75% , 08/01/37 - 12/01/37 ........... 721 741,844
7.50% , 03/01/27 .................. —
(b)
18
Federal National Mortgage Association
3.50% , 11/01/46 .................. 640 592,301
4.45% , 03/01/36 - 06/01/36 ........... 373 365,327
4.94% , 01/01/35 - 05/01/35 ........... 142 140,016
5.00% , 04/01/36 .................. 78 77,197
5.20% , 08/01/34 - 09/01/34 ........... 168 165,384
5.25% , 08/01/37 - 09/01/37 ........... 427 417,084
5.54% , 01/01/35 .................. 58 57,541
5.75% , 04/01/37 .................. 253 245,671
5.80% , 07/01/34 .................. 38 37,378
5.94% , 09/01/34 .................. 57 56,595
6.50% , 09/01/28 - 02/01/31 ........... 488 491,224

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock GNMA Portfolio
14
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
Government National Mortgage Association
2.00% , 02/20/51 - 10/20/51 ........... USD 12,463 $ 9,906,234
2.00% , 04/15/54
(c)
................. 61,158 50,094,924
2.50% , 11/20/40 - 11/20/51 ........... 31,871 27,110,845
2.50% , 04/15/54
(c)
................. 34,424 29,315,973
3.00% , 05/15/42 - 10/20/51 ........... 40,332 35,596,940
3.00% , 04/15/54
(c)
................. 12,881 11,357,738
3.50% , 04/15/41 - 09/20/51 ........... 68,510 63,158,768
3.50% , 04/15/54
(c)
................. 13,658 12,426,989
4.00% , 10/20/41 - 05/20/51 ........... 19,920 18,962,000
4.00% , 04/15/54
(c)
................. 12,078 11,301,245
4.50% , 12/15/34 - 07/20/53 ........... 10,961 10,699,717
4.50% , 04/15/54
(c)
................. 13,223 12,705,039
5.00% , 09/15/28 - 12/20/53 ........... 16,037 15,919,119
5.00% , 04/15/54
(c)
................. 12,759 12,538,993
5.50% , 03/15/32 - 12/15/34 ........... 3,535 3,615,694
5.50% , 04/15/54
(c)
................. 13,485 13,472,136
5.64% , 04/15/37 - 06/15/37 ........... 981 1,012,465
5.65% , 05/20/37 - 10/20/37 ........... 433 444,315
5.75% , 08/20/37 - 12/20/37 ........... 286 290,463
5.80% , 11/15/36 - 03/15/37 ........... 927 958,352
6.00% , 03/20/28 - 01/15/39 ........... 4,728 4,879,059
6.00% , 04/15/54
(c)
................. 1,518 1,531,267
6.50% , 09/20/27 - 03/20/54 ........... 14,402 14,833,684
6.50% , 04/15/54
(c)
................. 3,715 3,777,245
7.00% , 08/20/25 - 05/20/27 ........... 3 2,782
7.50% , 10/20/25 .................. —
(b)
300
8.00% , 08/20/24 - 05/15/30 ........... 4 3,700
8.50% , 02/15/25 .................. —
(b)
253
Uniform Mortgage-Backed Securities
2.00% , 04/25/54
(c)
................. 793 627,253
2.50% , 04/25/39
(c)
................. 154 140,105
3.00% , 03/01/43 - 06/01/44 ........... 3,219 2,873,503
3.50% , 03/01/43 - 08/01/43 ........... 732 672,605
3.50% , 04/25/54
(c)
................. 25 22,372
4.00% , 01/01/45 .................. 1,454 1,378,205
4.00% , 04/25/54
(c)
................. 200 185,200
5.00% , 07/01/34 - 07/01/35 ........... 646 649,682
5.00% , 04/25/54
(c)
................. 25 24,392
5.25% , 07/01/37 - 08/01/37 ........... 327 332,039
5.50% , 12/01/32 - 04/01/35 ........... 54 55,316
6.50% , 08/01/35 .................. 327 335,253
377,699,951
Principal Only Collateralized Mortgage Obligations — 1.1%
Federal National Mortgage Association
Series 2024-16 , % , 03/25/51 .......... 870 625,185
Series 2024-16 , 1.23% , 03/25/51 ....... 870 616,884
Government National Mortgage Association
Series 2022-195 , 3.75% , 11/20/52 ...... 176 142,839
Series 2023-130 , Class OD ,
2.34% , 09/20/53 ................ 2,476 2,025,214
3,410,122
Total U.S. Government Sponsored Agency Securities — 137 .4%
(Cost: $ 444,647,133 ) .............................. 416,866,597
Total Long-Term Investments — 137.7%
(Cost: $ 445,520,970 ) .............................. 417,679,872
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.19%
(d) (e)
.................. 1,168,886 $ 1,168,886
Total Money Market Funds — 0 .4%
(Cost: $ 1,168,886 ) ............................... 1,168,886
Par (000)
Pa r (000)
U.S. Treasury Obligations — 13.9%
U.S. Treasury Bills , 5.29% , 04/23/24
(f)
...... USD 42,424 42,287,371
Total U.S. Treasury Obligations — 13 .9%
(Cost: $ 42,287,592 ) ............................... 42,287,371
Total Short-Term Securities — 14.3%
(Cost: $ 43,456,478 ) ............................... 43,456,257
Total Investments Before Options Written and TBA Sale
Commitments — 152 .0%
(Cost: $ 488,977,448 ) .............................. 461,136,129
Total Options Written — ( 0 .1 ) %
(Premium Received — $ (370,260) ) .................... (246,839)
TBA Sale Commitments
(c)
Mortgage-Backed Securities — ( 12 .8 ) %
Government National Mortgage Association
2.00% , 04/15/54 .................. (7,600) (6,225,258)
3.50% , 04/15/54 .................. (10,500) (9,553,712)
4.00% , 04/15/54 .................. (888) (830,892)
4.50% , 04/15/54 - 05/15/54 ........... (9,081) (8,725,746)
5.00% , 04/15/54 .................. (7,250) (7,124,987)
6.00% , 04/15/54 .................. (668) (673,838)
Uniform Mortgage-Backed Securities
3.00% , 04/25/54 .................. (3,303) (2,841,277)
3.50% , 04/25/54 - 05/25/54 ........... (735) (658,179)
4.00% , 04/25/54 - 05/25/54 ........... (1,653) (1,530,759)
5.00% , 04/25/54 .................. (692) (675,159)
Total TBA Sale Commitments — ( 12 .8 ) %
(Proceeds: $ (38,803,451) ) .......................... (38,839,807)
Total Investments Net of Options Written and TBA Sale
Commitments — 139 .1%
(Cost: $ 449,803,737 ) .............................. 422,049,483
Liabilities in Excess of Other Assets — (39.1) % ............ (118,561,611)
Net Assets — 100.0% ...............................
$ 303,487,872
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Rounds to less than 1,000.
(c)
Represents or includes a TBA transaction.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
Rates are discount rates or a range of discount rates as of period end.

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock GNMA Portfolio
Schedules of Investments
15
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
09/30/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
Shares
Held at
03/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 1,612,082 $ — $ (443,196)
(a)
$ — $ — $ 1,168,886 1,168,886 $ 64,987 $ —
— —
(a)
Represents net amount purchased (sold).

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock GNMA Portfolio
16
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 2-Year Note .................................................... 6 06/28/24 $ 1,227 $ (198)
U.S. Treasury 5-Year Note .................................................... 52 06/28/24 5,565 15,539
15,341
Short Contracts
3-mo. SOFR ............................................................. 4 06/18/24 947 1,168
U.S. Treasury 10-Year Note ................................................... 315 06/18/24 34,901 (143,645)
U.S. Treasury 10-Year Ultra Note ............................................... 130 06/18/24 14,899 15,420
U.S. Treasury Long Bond ..................................................... 40 06/18/24 4,818 (101,944)
U.S. Treasury Ultra Bond ..................................................... 6 06/18/24 774 (17,451)
3-mo. SOFR ............................................................. 4 09/17/24 949 (1,057)
3-mo. SOFR ............................................................. 4 12/17/24 951 6,870
(240,639)
$ (225,298)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
4.04% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 09/26/24 4 .04 % USD 2,550 $ (88,938)
10-Year Interest Rate Swap
(a)
4.08% Semi-Annual 1-day SOFR Annual Bank of America NA 09/30/24 4 .08 USD 2,550 (95,047)
(183,985)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.04% Semi-Annual
Goldman Sachs
International 09/26/24 4 .04 USD 2,550 (32,292)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.08% Semi-Annual Bank of America NA 09/30/24 4 .08 USD 2,550 (30,562)
(62,854)
$ (246,839)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.18% Quarterly 1-day EFFR Quarterly 10/21/25 USD 179 $ 13,860 $ — $ 13,860
1-day SOFR Quarterly 0.17% Quarterly 10/21/25 USD 179 (13,906) — (13,906)
1-day SOFR Annual 4.15% Annual 12/13/25 USD 12,800 (157,634) — (157,634)
0.56% Quarterly 1-day EFFR Quarterly 10/21/30 USD 41 8,047 — 8,047
1-day SOFR Quarterly 0.53% Quarterly 10/21/30 USD 41 (8,192) — (8,192)
1-day SOFR Annual 3.80% Annual 02/07/34 USD 1,600 (8,756) — (8,756)
$ (166,581) $ — $ (166,581)

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock GNMA Portfolio
Schedules of Investments
17
Derivative Financial Instruments Categorized by Risk Exposure
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day EFFR ......................................... Effective Federal Funds Rate 5 .33%
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .32
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ — $ — $ 21,907 $ (188,488) $ —
Options Written ................................................... N/A N/A 125,520 (2,099) (246,839)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 38,997 $ — $ 38,997
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 21,907 — 21,907
$ — $ — $ — $ — $ 60,904 $ — $ 60,904
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 264,295 $ — $ 264,295
Options written
(b)
Options written at value ..................... — — — — 246,839 — 246,839
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 188,488 — 188,488
$ — $ — $ — $ — $ 699,622 $ — $ 699,622
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
For the period ended March 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ — $ — $ 392,881 $ — $ 392,881
Options written ........................ — — — — 284,505 — 284,505
Swaps .............................. — — — — (870,965) — (870,965)
$ — $ — $ — $ — $ (193,579) $ — $ (193,579)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ (1,122,592) $ — $ (1,122,592)
Options written ........................ — — — — 447,241 — 447,241
Swaps .............................. — — — — 318,140 — 318,140
$ — $ — $ — $ — $ (357,211) $ — $ (357,211)

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock GNMA Portfolio
18
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 4,646,754
Average notional value of contracts — short ................................................................................. $ 67,052,827
Options
Average notional value of swaption contracts written ........................................................................... $ 10,200,000
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 219,665
Average notional value — receives fixed rate ................................................................................ $ 26,669,665
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 753 $ —
Options ........................................................................................... — 246,839
Swaps — centrally cleared .............................................................................. — 4,547
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 753 $ 251,386
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(753) (4,547)
Total derivative assets and liabilities subject to an MNA ............................................................
$ — $ 246,839
The following table presents the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral pledged by the Fund:
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(a)
Bank of America NA .............................. $ 125,609 $ — $ — $ — $ 125,609
Goldman Sachs International ........................ 121,230 — — — 121,230
$ 246,839 $ — $ — $ — $ 246,839
(a)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Non-Agency Mortgage-Backed Securities ........................ $ — $ 813,275 $ — $ 813,275
U.S. Government Sponsored Agency Securities .................... — 416,866,597 — 416,866,597
Short-Term Securities
Money Market Funds ...................................... 1,168,886 — — 1,168,886
U.S. Treasury Obligations ................................... — 42,287,371 — 42,287,371
Liabilities
Investments
TBA Sale Commitments .................................... — (38,839,807) — (38,839,807)
$ 1,168,886 $ 421,127,436 $ — $ 422,296,322

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock GNMA Portfolio
Schedules of Investments
19
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(a)
Assets
Interest rate contracts ....................................... $ 38,997 $ 21,907 $ — $ 60,904
Liabilities
Interest rate contracts ....................................... (264,295) (435,327) — (699,622)
$ (225,298) $ (413,420) $ — $ (638,718)
(a)
Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited)
March 31, 2024
BlackRock Impact Mortgage Fund
20
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
(a)
GoodLeap Sustainable Home Solutions Trust,
Series 2023-1GS, Class A, 5.52%, 02/22/55 USD 184 $ 178,378
Mosaic Solar Loan Trust
Series 2019-2A, Class A, 2.88%, 09/20/40 . 83 74,162
Series 2022-3A, Class A, 6.10%, 06/20/53 . 824 846,573
Series 2023-1A, Class A, 5.32%, 06/20/53 . 308 303,965
Total Asset-Backed Securities — 0.4%
(Cost: $1,397,665) ............................... 1,403,078
Non-Agency Mortgage-Backed Securities
(b)
Commercial Mortgage-Backed Securities — 0.4%
(a)
BX Trust, Series 2021-VIEW, Class A, (1-mo.
CME Term SOFR at 1.28% Floor + 1.39%),
6.72%, 06/15/36 .................. 780 757,993
J.P. Morgan Chase Commercial Mortgage
Securities Trust
Series 2020-609M, Class A, (1-mo. CME
Term SOFR at 1.37% Floor + 1.73%),
7.06%, 10/15/33 ................ 343 336,162
Series 2020-609M, Class D, (1-mo. CME
Term SOFR at 2.77% Floor + 3.13%),
8.46%, 10/15/33 ................ 400 309,087
1,403,242
Interest Only Commercial Mortgage-Backed Securities — 0.9%
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1, Class XA, 0.95%,
05/15/53
(a)
...................... 983 43,019
BANK
Series 2020-BN29, Class XA, 1.32%,
11/15/53 ..................... 2,709 178,920
Series 2021-BN33, Class XA, 1.05%,
05/15/64 ..................... 9,604 488,776
Benchmark Mortgage Trust
Series 2020-B20, Class XA, 1.61%,
10/15/53 ..................... 10,927 705,329
Series 2020-B21, Class XA, 1.44%,
12/17/53
(a)
.................... 2,705 183,058
CSAIL Commercial Mortgage Trust
Series 2018-C14, Class XA, 0.51%,
11/15/51 ..................... 2,809 54,666
Series 2019-C16, Class XA, 1.54%,
06/15/52 ..................... 10,030 616,664
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.44%, 10/15/52 ....... 7,311 448,115
2,718,547
Total Non-Agency Mortgage-Backed Securities — 1.3%
(Cost: $4,560,304) ............................... 4,121,789
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.5%
Federal National Mortgage Association, Series
2011-8, Class ZA, 4.00%, 02/25/41 ...... 653 616,245
Government National Mortgage
Association, Series 2016-123, Class LM,
3.00%, 09/20/46 .................. 500 406,793
Government National Mortgage Association
Variable Rate Notes, Series 2014-107, Class
WX, 6.64%, 07/20/39
(b)
.............. 452 462,137
1,485,175
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 1.4%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes, Series KSG4, Class
A2, 3.40%, 08/25/32
(b)
.............. USD 5,000 $ 4,560,155
Interest Only Collateralized Mortgage Obligations — 2.0%
Federal National Mortgage Association
Series 2020-32, 4.00%, 05/25/50 ....... 1,243 254,332
Series 2020-32, Class PI, 4.00%, 05/25/50 1,284 268,985
Government National Mortgage Association
Series 2020-115, Class IM, 3.50%, 08/20/50 1,484 240,643
Series 2020-146, Class DI, 2.50%, 10/20/50 2,144 282,266
Series 2020-149, Class IA, 2.50%, 10/20/50 17,560 2,326,493
Series 2020-175, Class DI, 2.50%, 11/20/50 718 92,053
Series 2020-185, Class MI, 2.50%, 12/20/50 2,617 342,755
Series 2021-159, Class IH, 3.00%, 09/20/51 8,033 1,281,795
Series 2022-127, Class IA, 3.50%,  03/20/52 6,691 1,135,646
6,224,968
Interest Only Commercial Mortgage-Backed Securities — 0.2%
(b)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
Series K116, Class X1, 1.42%, 07/25/30 .. 1,398 95,983
Series K119, Class X1, 0.93%, 09/25/30 .. 2,345 109,897
Series K122, Class X1, 0.88%, 11/25/30 .. 3,402 153,880
Government National Mortgage Association
Variable Rate Notes
Series 2005-9, 0.30%, 01/16/45 ........ 705 17
Series 2005-50, 0.29%, 06/16/45 ....... 1,323 6,065
Series 2006-30, 2.79%,  05/16/46 ....... 208 46
Series 2016-151, 0.85%, 06/16/58 ...... 3,479 143,608
Series 2017-30, 0.58%, 08/16/58 ....... 4 113
Series 2017-61, 0.70%, 05/16/59 ....... 1,119 41,556
551,165
Mortgage-Backed Securities — 150.0%
Federal Home Loan Mortgage Corp.
2.50%, 03/01/30 - 04/01/31 ........... 667 627,384
3.00%, 09/01/27 - 08/01/30 ........... 528 505,194
5.00%, 04/01/36 - 11/01/48 ........... 500 502,643
5.50%, 06/01/41 .................. 451 460,931
Federal National Mortgage Association,
3.50%, 11/01/46 .................. 751 694,422
Government National Mortgage Association
2.00%, 04/20/51 .................. 2,083 1,663,888
2.00%, 04/15/54
(c)
................. 16,982 13,910,420
2.50%,  02/20/51 - 01/20/52 ........... 15,460 13,024,747
2.50%, 04/15/54
(c)
................. 13,592 11,574,832
3.00%, 07/20/48 - 11/20/51 ........... 23,062 20,581,551
3.00%, 04/15/54
(c)
................. 108 94,864
3.50%, 01/20/41 - 02/20/52 ........... 46,171 41,889,273
3.50%,  04/15/54
(c)
................. 7,678 6,985,604
4.00%, 12/20/41 - 01/20/52 ........... 26,452 24,815,694
4.00%, 04/15/54
(c)
................. 107 100,119
4.50%, 03/15/47 - 05/20/50 ........... 1,950 1,878,036
4.50%, 04/15/54
(c)
................. 336 322,838
5.00%,  12/15/38 - 06/20/52 ........... 4,609 4,596,136
5.50%, 09/20/52 - 04/20/53 ........... 6,919 6,953,756
6.00%, 10/20/52 - 12/20/52 ........... 2,323 2,375,027
6.50%, 12/20/52 - 01/20/54 ........... 3,470 3,571,032
Uniform Mortgage-Backed Securities
1.50%, 04/25/39 - 04/25/54
(c)
.......... 5,789 4,693,726
1.50%, 12/01/41 .................. 2,450 1,951,862
2.00%, 10/01/31 - 11/01/51 ........... 8,660 7,154,450
2.00%, 04/25/39 - 04/25/54
(c)
.......... 55,620 45,164,597
2.50%, 04/01/30 - 02/01/52 ........... 9,766 8,657,088

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Impact Mortgage Fund
Schedules of Investments
21
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
2.50%, 04/25/54
(c)
................. USD 21,136 $ 17,467,735
3.00%, 04/01/28 - 08/01/52 ........... 23,841 20,813,361
3.00%, 04/25/54
(c)
................. 18,015 15,496,803
3.50%,  11/01/28 - 08/01/52 ........... 28,904 26,006,396
3.50%, 04/25/39 - 04/25/54
(c)
.......... 2,573 2,303,909
4.00%, 09/01/33 - 08/01/52 ........... 15,222 14,121,193
4.00%, 08/01/52
(d)
................. 21,145 19,609,976
4.00%, 04/25/54
(c)
................. 3,100 2,870,605
4.50%, 02/01/25 - 09/01/52
(e)
.......... 58,302 55,833,085
5.00%, 11/01/32 - 05/01/49 ........... 683 680,078
5.00%, 08/01/52 - 10/01/52
(d)
.......... 49,631 48,549,506
5.50%, 02/01/35 - 04/01/41 ........... 1,329 1,356,245
5.50%, 04/25/54
(c)
................. 5,788 5,759,270
6.00%, 04/01/35 - 06/01/41 ........... 1,240 1,279,498
6.00%, 04/25/54
(c)
................. 6,264 6,321,027
6.50%, 05/01/40 .................. 276 286,081
6.50%, 04/25/54 - 05/25/54
(c)
.......... 9,596 9,801,199
473,306 ,081
Principal Only Collateralized Mortgage Obligations — 0.5%
Federal National Mortgage Association
Series 2024-16, %, 03/25/51 .......... 1,210 869,509
Series 2024-16, 1.23%, 03/25/51 ....... 1,210 857,966
1,727,475
Total U.S. Government Sponsored Agency Securities — 154.6%
(Cost: $514,420,875) .............................. 487,855,019
Total Long-Term Investments — 156.3%
(Cost: $520,378,844) .............................. 493,379,886
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.5%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 5.19%
(f)(g)
.................. 4,742,650 $ 4,742,650
Total Short-Term Securities — 1.5%
(Cost: $4,742,650) ............................... 4,742,650
Total Investments Before Options Written and TBA Sale
Commitments — 157.8%
(Cost: $525,121,494 ) .............................. 498,122,536
Total Options Written — (0.1)%
(Premium Received — $(533,616)) .................... (386,257)
Par (000)
Pa r (000)
TBA Sale Commitments
(c)
Mortgage-Backed Securities — (45.9)%
Government National Mortgage Association
2.00% ,  04/15/54 .................. USD (4,000) (3,276,451)
3.50% ,  04/15/54 .................. (7,678) (6,985,605)
5.00% ,  04/15/54 .................. (661) (649,602)
Uniform Mortgage-Backed Securities
2.50% ,  04/25/39 .................. (5,951) (5,413,959)
3.00% ,  04/25/39 .................. (1,563) (1,454,579)
3.50% ,  04/25/39 - 05/25/54 ........... (14,913) (13,404,415)
4.00% ,  04/25/54 - 05/25/54 ........... (23,922) (22,153,122)
4.50% ,  04/25/54 .................. (46,722) (44,489,734)
5.00% ,  04/25/54 .................. (42,146) (41,120,300)
5.50% ,  04/25/54 .................. (901) (896,528)
6.50% ,  04/25/54 .................. (4,798) (4,901,724)
Total TBA Sale Commitments — (45.9)%
(Proceeds: $(145,386,749)) ......................... (144,746,019)
Total Investments Net of Options Written and TBA Sale
Commitments — 111.8%
(Cost: $379,201,129 ) .............................. 352,990,260
Liabilities in Excess of Other Assets — (11.8)% ............ (37,361,842)
Net Assets — 100.0% ...............................
$ 315,628,418
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Represents or includes a TBA transaction.
(d)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(e)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Impact Mortgage Fund
22
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
09/30/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
Shares
Held at
03/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 2,870,571 $ 1,872,079
(a)
$ — $ — $ — $ 4,742,650 4,742,650 $ 70,856 $ —
— —
(a)
Represents net amount purchased (sold).
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
Barclays Bank plc ...... 5.45% 03/12/24 04/11/24   $ 12,429,280 $ 12,465,032
U.S. Government Sponsored
Agency Securities Up to 30 Days
Canadian Imperial Bank of
Commerce ......... 5.44 03/12/24 04/11/24   19,224,946 19,280,143
U.S. Government Sponsored
Agency Securities Up to 30 Days
Daiwa Capital Markets
America, Inc. ....... 5.45 03/12/24 04/11/24   8,922,088 8,947,751
U.S. Government Sponsored
Agency Securities Up to 30 Days
$ 40,576,314 $ 40,692,926

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Impact Mortgage Fund
Schedules of Investments
23
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 2-Year Note .................................................... 1 06/28/24 $ 204 $ (166)
Short Contracts
U.S. Treasury 10-Year Note ................................................... 134 06/18/24 14,847 (29,059)
U.S. Treasury 10-Year Ultra Note ............................................... 51 06/18/24 5,845 (23,735)
U.S. Treasury Long Bond ..................................................... 21 06/18/24 2,529 (43,924)
U.S. Treasury 5-Year Note .................................................... 8 06/28/24 856 730
(95,988)
$ (96,154)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
4.04% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 09/26/24 4 .04 % USD 2,800 $ (97,657)
10-Year Interest Rate Swap
(a)
4.08% Semi-Annual 1-day SOFR Annual Bank of America NA 09/30/24 4 .08 USD 2,800 (104,365)
10-Year Interest Rate Swap
(a)
3.96% Semi-Annual 1-day SOFR Annual Deutsche Bank AG 11/17/25 3 .96 USD 24 (1,233)
10-Year Interest Rate Swap
(a)
4.00% Semi-Annual 1-day SOFR Annual Bank of America NA 11/17/25 4 .00 USD 50 (2,665)
10-Year Interest Rate Swap
(a)
3.96% Semi-Annual 1-day SOFR Annual Citibank NA 11/28/25 3 .96 USD 21 (1,074)
10-Year Interest Rate Swap
(a)
3.71% Annual 1-day SOFR Annual Bank of America NA 12/11/25 3 .71 USD 344 (14,267)
10-Year Interest Rate Swap
(a)
3.40% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 12/15/25 3 .40 USD 14 (429)
10-Year Interest Rate Swap
(a)
3.55% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 03/06/26 3 .55 USD 173 (6,405)
10-Year Interest Rate Swap
(a)
3.59% Annual 1-day SOFR Annual Deutsche Bank AG 03/06/26 3 .59 USD 138 (5,310)
10-Year Interest Rate Swap
(a)
3.54% Annual 1-day SOFR Annual Citibank NA 03/09/26 3 .54 USD 209 (7,610)
10-Year Interest Rate Swap
(a)
3.55% Annual 1-day SOFR Annual Citibank NA 03/09/26 3 .55 USD 167 (6,170)
10-Year Interest Rate Swap
(a)
3.55% Annual 1-day SOFR Annual
Goldman Sachs
International 03/11/26 3 .55 USD 104 (3,865)
10-Year Interest Rate Swap
(a)
3.64% Annual 1-day SOFR Annual Bank of America NA 03/13/26 3 .64 USD 174 (7,083)
(258,133)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.04% Semi-Annual
Goldman Sachs
International 09/26/24 4 .04 USD 2,800 (35,459)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.08% Semi-Annual Bank of America NA 09/30/24 4 .08 USD 2,800 (33,558)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.96% Semi-Annual Deutsche Bank AG 11/17/25 3 .96 USD 24 (712)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Semi-Annual Bank of America NA 11/17/25 4 .00 USD 50 (1,416)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.96% Semi-Annual Citibank NA 11/28/25 3 .96 USD 21 (623)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.71% Annual Bank of America NA 12/11/25 3 .71 USD 344 (12,795)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.40% Annual
Morgan Stanley & Co.
International plc 12/15/25 3 .40 USD 14 (713)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.55% Annual
Morgan Stanley & Co.
International plc 03/06/26 3 .55 USD 173 (7,776)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.59% Annual Deutsche Bank AG 03/06/26 3 .59 USD 138 (6,012)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.54% Annual Citibank NA 03/09/26 3 .54 USD 209 (9,519)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.55% Annual Citibank NA 03/09/26 3 .55 USD 167 (7,531)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.55% Annual
Goldman Sachs
International 03/11/26 3 .55 USD 104 (4,707)

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Impact Mortgage Fund
24
Derivative Financial Instruments Categorized by Risk Exposure
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.64% Annual Bank of America NA 03/13/26 3 .64 % USD 174 $ (7,303)
(128,124)
$ (386,257)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 4.15% Annual 12/13/25 USD 16,600 $ (204,431) $ — $ (204,431)
1-day SOFR Annual 3.80% Annual 02/07/34 USD 1,600 (8,756) — (8,756)
$ (213,187) $ — $ (213,187)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .32%
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ — $ — $ — $ (213,187) $ —
Options Written ................................................... N/A N/A 150,735 (3,376) (386,257)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 730 $ — $ 730
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 96,884 $ — $ 96,884
Options written
(b)
Options written at value ..................... — — — — 386,257 — 386,257
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 213,187 — 213,187
$ — $ — $ — $ — $ 696,328 $ — $ 696,328

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Impact Mortgage Fund
Schedules of Investments
25
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
For the period ended March 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ — $ — $ (309,102) $ — $ (309,102)
Options purchased
(a)
..................... — — — — (2,980) — (2,980)
Options written ........................ — — — — 327,777 — 327,777
Swaps .............................. — — — — (1,008,165) — (1,008,165)
$ — $ — $ — $ — $ (992,470) $ — $ (992,470)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ (470,144) $ — $ (470,144)
Options purchased
(b)
..................... — — — — (6,012) — (6,012)
Options written ........................ — — — — 527,826 — 527,826
Swaps .............................. — — — — 370,198 — 370,198
$ — $ — $ — $ — $ 421,868 $ — $ 421,868
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,046,367
Average notional value of contracts — short ................................................................................. $ 36,770,305
Options
Average notional value of swaption contracts purchased ......................................................................... $ —
(a)
Average notional value of swaption contracts written ........................................................................... $ 14,696,595
Interest rate swaps
Average notional value — receives fixed rate ................................................................................ $ 32,150,000
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 967 $ —
Options
(a)
......................................................................................... — 386,257
Swaps — centrally cleared .............................................................................. — 6,191
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 967 $ 392,448
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(967) (6,191)
Total derivative assets and liabilities subject to an MNA ............................................................
$ — $ 386,257
(a)
Includes forward settling swaptions.

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Impact Mortgage Fund
26
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
The following table presents the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral pledged by the Fund:
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(a)
Bank of America NA .............................. $ 183,452 $ — $ — $ — $ 183,452
Citibank NA .................................... 32,527 — — — 32,527
Deutsche Bank AG ............................... 13,267 — — — 13,267
Goldman Sachs International ........................ 141,688 — — — 141,688
Morgan Stanley & Co. International plc .................. 15,323 — — — 15,323
$ 386,257 $ — $ — $ — $ 386,257
(a)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 1,403,078 $ — $ 1,403,078
Non-Agency Mortgage-Backed Securities ........................ — 4,121,789 — 4,121,789
U.S. Government Sponsored Agency Securities .................... — 487,855,019 — 487,855,019
Short-Term Securities
Money Market Funds ...................................... 4,742,650 — — 4,742,650
Liabilities
Investments
TBA Sale Commitments .................................... — (144,746,019) — (144,746,019)
$ 4,742,650 $ 348,633,867 $ — $ 353,376,517
Derivative Financial Instruments
(a)
Assets
Interest rate contracts ....................................... $ 730 $ — $ — $ 730
Liabilities
Interest rate contracts ....................................... (96,884) (599,444) — (696,328)
$ (96,154) $ (599,444) $ — $ (695,598)
(a)
Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes.
As of period end, reverse repurchase agreements of $40,692,926 are categorized as Level 2 within the fair value hierarchy.

Schedule of Investments
(unaudited)
March 31, 2024
BlackRock Income Fund
Schedules of Investments
27
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL CLO 11 Ltd., Series 2021-11A, Class D,
(3-mo. CME Term SOFR at 3.15% Floor +
3.41%), 8.73%, 04/15/34
(a) (b)
.......... USD 1,000 $ 995,726
AGL CLO 12 Ltd., Series 2021-12A, Class C,
(3-mo. CME Term SOFR at 1.85% Floor +
2.11%), 7.43%, 07/20/34
(a) (b)
.......... 1,000 1,000,005
AGL CLO 5 Ltd., Series 2020-5A, Class A1R,
(3-mo. CME Term SOFR at 1.16% Floor +
1.42%), 6.74%, 07/20/34
(a) (b)
.......... 1,000 1,000,931
AIMCO CLO 14 Ltd., Series 2021-14A, Class
A, (3-mo. CME Term SOFR at 0.99% Floor +
1.25%), 6.57%, 04/20/34
(a) (b)
.......... 4,000 4,003,000
Anchorage Capital CLO 18 Ltd., Series 2021-
18A, Class C, (3-mo. CME Term SOFR +
2.51%), 7.83%, 04/15/34
(a) (b)
.......... 1,000 1,000,004
Apidos CLO XXIX, Series 2018-29A, Class B,
(3-mo. CME Term SOFR at 1.90% Floor +
2.16%), 7.49%, 07/25/30
(a) (b)
.......... 1,000 1,000,942
Apidos CLO XXXVII, Series 2021-37A, Class
A, (3-mo. CME Term SOFR at 1.13% Floor +
1.39%), 6.71%, 10/22/34
(a) (b)
.......... 4,200 4,202,324
Ares XXXVII CLO Ltd., Series 2015-4A, Class
BR, (3-mo. CME Term SOFR at 1.80% Floor
+ 2.06%), 7.38%, 10/15/30
(a) (b)
......... 250 249,251
Ballyrock CLO 16 Ltd., Series 2021-16A, Class
A1, (3-mo. CME Term SOFR at 1.13% Floor
+ 1.39%), 6.71%, 07/20/34
(a) (b)
......... 2,000 2,001,264
Battalion CLO 17 Ltd., Series 2021-17A, Class
C, (3-mo. CME Term SOFR at 2.10% Floor +
2.36%), 7.68%, 03/09/34
(a) (b)
.......... 1,000 991,505
Bear Stearns Asset-Backed Securities I Trust,
Series 2007-HE5, Class 1A4, (1-mo. CME
Term SOFR at 0.30% Floor + 0.41%),
5.74%, 06/25/47
(a)
................. 3,300 3,199,475
Benefit Street Partners CLO X Ltd., Series
2016-10A, Class BRR, (3-mo. CME Term
SOFR at 2.15% Floor + 2.41%), 7.73%,
04/20/34
(a) (b)
..................... 1,250 1,252,196
Benefit Street Partners CLO XXI Ltd., Series
2020-21A, Class A1R, (3-mo. CME Term
SOFR at 1.17% Floor + 1.43%), 6.75%,
10/15/34
(a) (b)
..................... 1,500 1,500,369
Canyon CLO Ltd.
(a)(b)
Series 2020-1A, Class CR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
7.63%, 07/15/34 ................ 1,000 997,470
Series 2020-1A, Class DR, (3-mo. CME
Term SOFR at 3.15% Floor + 3.41%),
8.73%, 07/15/34 ................ 1,000 990,815
Series 2021-3A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 7.28%,
07/15/34 ..................... 2,000 1,992,439
Carlyle US CLO Ltd.
(a)(b)
Series 2021-1A, Class A1, (3-mo. CME Term
SOFR at 1.14% Floor + 1.40%), 6.72%,
04/15/34 ..................... 2,810 2,812,220
Series 2021-3SA, Class A1, (3-mo. CME
Term SOFR at 1.06% Floor + 1.32%),
6.64%, 04/15/34 ................ 700 699,406
CarVal CLO II Ltd.
(a)(b)
Series 2019-1A, Class ANR, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
6.69%, 04/20/32 ................ 2,000 2,000,866
Series 2019-1A, Class BR, (3-mo. CME
Term SOFR at 1.76% Floor + 1.76%),
7.08%, 04/20/32 ................ 950 948,360
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
CarVal CLO VII-C Ltd., Series 2023-1A, Class
B1, (3-mo. CME Term SOFR at 2.75% Floor
+ 2.75%), 8.07%, 01/20/35
(a) (b)
......... USD 1,500 $ 1,502,872
Cedar Funding XII CLO Ltd., Series 2020-12A,
Class A1R, (3-mo. CME Term SOFR at
1.13% Floor + 1.39%), 6.72%, 10/25/34
(a) (b)
1,250 1,249,502
Cedar Funding XIV CLO Ltd., Series 2021-14A,
Class A, (3-mo. CME Term SOFR at 1.10%
Floor + 1.36%), 6.68%, 07/15/33
(a) (b)
..... 2,000 2,001,424
CIFC Funding 2017-I Ltd., Series 2017-1A,
Class DRR, (3-mo. CME Term SOFR at
3.70% Floor + 3.70%), 8.98%, 04/21/37
(a) (b)
1,000 999,840
CIFC Funding 2019-II Ltd., Series 2019-2A,
Class BR, (3-mo. CME Term SOFR at 1.76%
Floor + 1.76%), 7.08%, 04/17/34
(a) (b)
..... 1,000 997,616
CIFC Funding 2021-I Ltd., Series 2021-1A,
Class A1, (3-mo. CME Term SOFR at 1.37%
Floor + 1.37%), 6.70%, 04/25/33
(a) (b)
..... 2,000 2,001,661
CIFC Funding Ltd.
(a)(b)
Series 2013-2A, Class A3LR, (3-mo. CME
Term SOFR at 1.95% Floor + 2.21%),
7.51%, 10/18/30 ................ 500 499,596
Series 2013-4A, Class CRR, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
7.48%, 04/27/31 ................ 1,000 998,504
Series 2015-4A, Class A1A2, (3-mo. CME
Term SOFR at 1.33% Floor + 1.33%),
6.65%, 04/20/34 ................ 1,980 1,980,351
Series 2016-1A, Class BRR, (3-mo. CME
Term SOFR at 1.96% Floor + 1.96%),
7.28%, 10/21/31 ................ 1,000 999,298
Series 2019-1A, Class DR, (3-mo. CME
Term SOFR at 3.10% Floor + 3.36%),
8.68%, 04/20/32 ................ 1,250 1,250,023
Series 2021-7A, Class A1, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%), 6.71%,
01/23/35 ..................... 4,000 4,001,903
Clover CLO LLC
(a)(b)
Series 2018-1A, Class A1R, (3-mo. CME
Term SOFR at 1.12% Floor + 1.38%),
6.70%, 04/20/32 ................ 4,000 4,006,018
Series 2018-1A, Class CR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
7.63%, 04/20/32 ................ 1,000 1,000,790
Series 2021-1A, Class A, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 6.68%,
04/22/34 ..................... 3,000 3,001,800
Series 2021-2A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.33%,
07/20/34 ..................... 1,000 1,002,346
Series 2021-2A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.31%), 8.63%,
07/20/34 ..................... 500 495,686
Series 2021-3A, Class A, (3-mo. CME Term
SOFR at 1.16% Floor + 1.42%), 6.75%,
01/25/35 ..................... 2,500 2,503,462
Clover CLO Ltd.
(a)(b)
Series 2019-1A, Class BR, (3-mo. CME
Term SOFR at 1.85% Floor + 1.85%),
7.15%, 04/18/35 ................ 2,000 1,999,188
Series 2019-2A, Class AR, (3-mo. CME
Term SOFR at 1.10% Floor + 1.36%),
6.69%, 10/25/33 ................ 2,000 2,000,016
CVC Cordatus Opportunity Loan Fund DAC,
Series 1X, Class D, (3-mo. EURIBOR at
4.00% Floor + 4.00%), 7.91%, 08/15/33
(a) (c)
EUR 400 431,503

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Income Fund
28
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Dryden 77 CLO Ltd., Series 2020-77A, Class
AR, (3-mo. CME Term SOFR at 1.20% Floor
+ 1.38%), 6.70%, 05/20/34
(a) (b)
......... USD 5,000 $ 5,001,750
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class CR, (3-mo. CME Term SOFR at
1.85% Floor + 2.11%), 7.43%, 04/15/29
(a) (b)
1,000 998,002
Eaton Vance CLO Ltd., Series 2015-1A, Class
CR, (3-mo. CME Term SOFR + 2.16%),
7.48%, 01/20/30
(a) (b)
................ 763 761,967
Elmwood CLO 15 Ltd., Series 2022-2A, Class
A1, (3-mo. CME Term SOFR at 1.34% Floor
+ 1.34%), 6.66%, 04/22/35
(a) (b)
......... 3,000 3,000,337
Elmwood CLO 26 Ltd., Series 2024-1A, Class
A1, (3-mo. CME Term SOFR at 1.50% Floor
+ 1.50%), 6.79%, 04/18/37
(a) (b)
......... 1,000 1,000,000
Elmwood CLO II Ltd., Series 2019-2A, Class
AR, (3-mo. CME Term SOFR at 1.15% Floor
+ 1.41%), 6.73%, 04/20/34
(a) (b)
......... 2,000 2,001,800
Elmwood CLO IV Ltd., Series 2020-1A, Class
A, (3-mo. CME Term SOFR at 1.24% Floor +
1.50%), 6.82%, 04/15/33
(a) (b)
.......... 1,900 1,901,903
Elmwood CLO V Ltd., Series 2020-2A, Class
AR, (3-mo. CME Term SOFR at 1.15% Floor
+ 1.41%), 6.73%, 10/20/34
(a) (b)
......... 3,250 3,252,241
Elmwood CLO VII Ltd., Series 2020-4A, Class
AR, (3-mo. CME Term SOFR at 1.63% Floor
+ 1.63%), 6.95%, 01/17/34
(a) (b)
......... 2,000 2,010,735
Elmwood CLO XII Ltd., Series 2021-5A, Class
B, (3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 7.28%, 01/20/35
(a) (b)
.......... 3,000 3,000,497
Fidelity Grand Harbour CLO DAC, Series 2021-
1X, Class D, (3-mo. EURIBOR at 3.60%
Floor + 3.60%), 7.54%, 10/15/34
(a) (c)
..... EUR 400 424,035
Flatiron CLO 19 Ltd., Series 2019-1A, Class
AR, (3-mo. CME Term SOFR at 1.08% Floor
+ 1.34%), 6.67%, 11/16/34
(a) (b)
......... USD 2,000 2,001,127
Galaxy XVIII CLO Ltd., Series 2018-28A, Class
C, (3-mo. CME Term SOFR at 1.95% Floor +
2.21%), 7.53%, 07/15/31
(a) (b)
.......... 500 498,116
Generate CLO 6 Ltd.
(a)(b)
Series 6A, Class A1R, (3-mo. CME Term
SOFR at 1.20% Floor + 1.46%), 6.78%,
01/22/35 ..................... 2,950 2,952,107
Series 6A, Class CR, (3-mo. CME Term
SOFR at 2.45% Floor + 2.71%), 8.03%,
01/22/35 ..................... 1,500 1,508,334
Generate CLO 9 Ltd., Series 9A, Class D,
(3-mo. CME Term SOFR at 3.35% Floor +
3.61%), 8.93%, 10/20/34
(a) (b)
.......... 1,000 972,060
GoldenTree Loan Management US CLO 10
Ltd., Series 2021-10A, Class A, (3-mo.
CME Term SOFR at 1.10% Floor + 1.36%),
6.68%, 07/20/34
(a) (b)
................ 1,510 1,510,918
Golub Capital Partners CLO 41B-R Ltd., Series
2019-41A, Class AR, (3-mo. CME Term
SOFR at 1.32% Floor + 1.58%), 6.90%,
01/20/34
(a) (b)
..................... 2,625 2,628,194
Golub Capital Partners CLO 52B Ltd., Series
2020-52A, Class A1, (3-mo. CME Term
SOFR at 1.44% Floor + 1.70%), 7.02%,
01/20/34
(a) (b)
..................... 3,000 3,007,962
Golub Capital Partners CLO 53B Ltd.
(a)(b)
Series 2021-53A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 7.38%,
07/20/34 ..................... 1,500 1,499,911
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-53A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 7.63%,
07/20/34 ..................... USD 1,000 $ 1,000,663
Greene King Finance plc, Series B1,  (Sterling
Overnight Index Average + 1.92%), 7.12%,
12/15/34
(a)
...................... GBP 100 104,445
GT Loan Financing I Ltd., Series 2013-1A,
Class CR, (3-mo. CME Term SOFR +
2.36%), 7.68%, 07/28/31
(a) (b)
.......... USD 1,000 1,001,055
HalseyPoint CLO 3 Ltd., Series 2020-3A, Class
B1, (3-mo. CME Term SOFR at 2.41% Floor
+ 2.41%), 7.73%, 11/30/32
(a) (b)
......... 1,500 1,500,186
HalseyPoint CLO 4 Ltd.
(a)(b)
Series 2021-4A, Class A, (3-mo. CME Term
SOFR at 1.22% Floor + 1.48%), 6.80%,
04/20/34 ..................... 3,000 3,002,954
Series 2021-4A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.33%,
04/20/34 ..................... 700 698,864
Harbor Park CLO 18-1 Ltd., Series 2018-1A,
Class D, (3-mo. CME Term SOFR at 2.90%
Floor + 3.16%), 8.48%, 01/20/31
(a) (b)
..... 1,000 995,326
Henley CLO IV DAC, Series 4X, Class D,
(3-mo. EURIBOR at 3.00% Floor + 3.00%),
6.95%, 04/25/34
(a) (c)
................ EUR 400 430,167
Invesco CLO Ltd., Series 2021-3A, Class A,
(3-mo. CME Term SOFR at 1.13% Floor +
1.39%), 6.71%, 10/22/34
(a) (b)
.......... USD 2,172 2,172,670
KKR CLO 27 Ltd., Series 27A, Class DR,
(3-mo. CME Term SOFR at 3.25% Floor +
3.25%), 8.56%, 10/15/32
(a) (b)
.......... 1,000 995,832
Legacy Mortgage Asset Trust, Series 2019-SL2,
Class A, 3.38%, 02/25/59
(a) (b)
.......... 1,086 1,030,695
Madison Park Funding XLVIII Ltd., Series 2021-
48A, Class A, (3-mo. CME Term SOFR at
1.41% Floor + 1.41%), 6.72%, 04/19/33
(a) (b)
1,000 1,000,640
Madison Park Funding XXXVIII Ltd., Series
2021-38A, Class A, (3-mo. CME Term
SOFR at 1.12% Floor + 1.38%), 6.70%,
07/17/34
(a) (b)
..................... 3,000 3,001,800
Morgan Stanley ABS Capital I, Inc. Trust, Series
2007-HE6, Class A2, (1-mo. CME Term
SOFR at 0.14% Floor + 0.25%), 5.58%,
05/25/37
(a)
...................... 2,157 1,884,819
Neuberger Berman CLO XVII Ltd., Series 2014-
17A, Class CR2, (3-mo. CME Term SOFR at
2.00% Floor + 2.26%), 7.58%, 04/22/29
(a) (b)
1,000 995,049
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class DRR, (3-mo. CME Term SOFR at
2.95% Floor + 3.21%), 8.53%, 07/15/34
(a) (b)
1,150 1,157,653
Neuberger Berman CLO XXII Ltd., Series 2016-
22A, Class CR, (3-mo. CME Term SOFR at
2.20% Floor + 2.46%), 7.78%, 10/17/30
(a) (b)
1,000 1,000,029
Neuberger Berman Loan Advisers CLO 27 Ltd.,
Series 2018-27A, Class C, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 7.28%,
01/15/30
(a) (b)
..................... 1,000 992,924
Neuberger Berman Loan Advisers CLO 31
Ltd., Series 2019-31A, Class CR, (3-mo.
CME Term SOFR at 1.95% Floor + 2.21%),
7.53%, 04/20/31
(a) (b)
................ 1,000 996,813
Neuberger Berman Loan Advisers CLO 37
Ltd., Series 2020-37A, Class CR, (3-mo.
CME Term SOFR at 1.80% Floor + 2.06%),
7.38%, 07/20/31
(a) (b)
................ 1,000 995,486

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Income Fund
Schedules of Investments
29
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO 45 Ltd.,
Series 2021-45A, Class A, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%), 6.71%,
10/14/35
(a) (b)
..................... USD 3,000 $ 3,002,775
Neuberger Berman Loan Advisers CLO 47 Ltd.,
Series 2022-47A, Class A, (3-mo. CME Term
SOFR at 1.30% Floor + 1.30%), 6.62%,
04/14/35
(a) (b)
..................... 2,000 2,001,043
OCP CLO Ltd., Series 2014-5A, Class CR,
(3-mo. CME Term SOFR at 2.90% Floor +
3.16%), 8.49%, 04/26/31
(a) (b)
.......... 1,000 975,088
Octagon Investment Partners 28 Ltd., Series
2016-1A, Class C1R, (3-mo. CME Term
SOFR at 2.25% Floor + 2.51%), 7.83%,
10/24/30
(a) (b)
..................... 1,000 999,319
Octagon Investment Partners 37 Ltd., Series
2018-2A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.34%,
07/25/30
(a) (b)
..................... 1,000 989,660
Octagon Investment Partners 40 Ltd., Series
2019-1A, Class DR, (3-mo. CME Term
SOFR at 3.35% Floor + 3.61%), 8.93%,
01/20/35
(a) (b)
..................... 1,000 993,290
OHA Credit Funding 10 Ltd., Series 2021-10A,
Class A, (3-mo. CME Term SOFR at 1.13%
Floor + 1.39%), 6.69%, 01/18/36
(a) (b)
..... 4,000 4,002,090
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class CR, (3-mo. CME Term SOFR at 2.20%
Floor + 2.46%), 7.78%, 04/21/34
(a) (b)
..... 1,000 1,000,003
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 6.72%, 07/02/35
(a) (b)
..... 2,580 2,581,506
OHA Credit Funding 6 Ltd., Series 2020-6A,
Class DR, (3-mo. CME Term SOFR at 3.15%
Floor + 3.41%), 8.73%, 07/20/34
(a) (b)
..... 1,250 1,255,307
OHA Credit Funding 7 Ltd., Series 2020-7A,
Class AR, (3-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 6.61%, 02/24/37
(a) (b)
..... 3,250 3,245,739
OHA Credit Partners XI Ltd., Series 2015-11A,
Class DR, (3-mo. CME Term SOFR at 2.95%
Floor + 3.21%), 8.53%, 01/20/32
(a) (b)
..... 500 497,658
OHA Credit Partners XVI, Series 2021-16A,
Class A, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 6.71%, 10/18/34
(a) (b)
..... 2,950 2,952,226
OHA Loan Funding Ltd., Series 2015-1A, Class
AR3, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 6.72%, 01/19/37
(a) (b)
..... 4,000 3,998,000
Option One Mortgage Loan Trust, Series 2007-
FXD1, Class 2A1, 5.87%, 01/25/37
(d)
..... 768 641,165
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class A1A3, (3-mo. CME
Term SOFR at 1.00% Floor + 1.26%),
6.58%, 10/17/31 ................ 1,703 1,704,342
Series 2015-1A, Class A2R4, (3-mo. CME
Term SOFR at 1.96% Floor + 1.96%),
7.28%, 05/21/34 ................ 2,500 2,498,748
Series 2015-1A, Class CR4, (3-mo. CME
Term SOFR at 3.11% Floor + 3.11%),
8.43%, 05/21/34 ................ 1,000 993,252
Series 2019-1A, Class BR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.57%, 11/14/34 ................ 1,000 999,753
Series 2019-1A, Class CR, (3-mo. CME
Term SOFR at 3.05% Floor + 3.31%),
8.62%, 11/14/34 ................ 1,000 995,167
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2020-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
6.96%, 11/15/36 ................ USD 1,500 $ 1,505,281
Series 2021-2A, Class A, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%), 6.73%,
07/15/34 ..................... 3,000 3,002,084
Series 2021-3A, Class D, (3-mo. CME Term
SOFR at 3.21% Floor + 3.21%), 8.53%,
01/15/35 ..................... 1,000 995,185
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.05%), 8.37%,
04/20/35 ..................... 2,000 2,004,441
Pikes Peak CLO 12 Ltd., Series 2023-12A,
Class A, (3-mo. CME Term SOFR at 2.10%
Floor + 2.10%), 7.42%, 04/20/36
(a) (b)
..... 4,000 4,034,772
Pikes Peak CLO 3, Series 2019-3A, Class
CRR, (3-mo. CME Term SOFR at 2.15%
Floor + 2.41%), 7.74%, 10/25/34
(a) (b)
..... 1,000 1,003,292
Pikes Peak CLO 9, Series 2021-9A, Class B,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 7.33%, 10/27/34
(a) (b)
.......... 1,500 1,499,584
Post CLO Ltd., Series 2021-1A, Class A, (3-mo.
CME Term SOFR at 1.20% Floor + 1.46%),
6.78%, 10/15/34
(a) (b)
................ 1,500 1,497,410
PPM CLO Ltd., Series 2018-1A, Class C,
(3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 7.73%, 07/15/31
(a) (b)
.......... 1,000 1,001,372
Providus CLO VI DAC, Series 6X, Class D,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
7.12%, 05/20/34
(a) (c)
................ EUR 400 422,407
Rad CLO 14 Ltd., Series 2021-14A, Class D,
(3-mo. CME Term SOFR at 3.00% Floor +
3.26%), 8.58%, 01/15/35
(a) (b)
.......... USD 1,000 980,355
Regatta VI Funding Ltd., Series 2016-1A, Class
AR2, (3-mo. CME Term SOFR at 1.16%
Floor + 1.42%), 6.74%, 04/20/34
(a) (b)
..... 2,910 2,912,945
Regatta VII Funding Ltd., Series 2016-1A,
Class DR2, (3-mo. CME Term SOFR at
3.05% Floor + 3.31%), 8.64%, 06/20/34
(a) (b)
1,500 1,501,662
Regatta XII Funding Ltd., Series 2019-1A,
Class DR, (3-mo. CME Term SOFR at 3.10%
Floor + 3.36%), 8.68%, 10/15/32
(a) (b)
..... 1,000 994,727
Regatta XV Funding Ltd., Series 2018-4A,
Class A2, (3-mo. CME Term SOFR at 1.85%
Floor + 2.11%), 7.44%, 10/25/31
(a) (b)
..... 2,000 2,009,276
Regatta XVI Funding Ltd., Series 2019-2A,
Class C, (3-mo. CME Term SOFR at 2.70%
Floor + 2.96%), 8.28%, 01/15/33
(a) (b)
..... 1,000 1,003,091
Regatta XVIII Funding Ltd.
(a)(b)
Series 2021-1A, Class A1, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%), 6.68%,
01/15/34 ..................... 2,000 2,001,147
Series 2021-1A, Class B, (3-mo. CME Term
SOFR at 1.45% Floor + 1.71%), 7.03%,
01/15/34 ..................... 1,100 1,099,010
Regatta XXIII Funding Ltd., Series 2021-4A,
Class D, (3-mo. CME Term SOFR at 3.05%
Floor + 3.31%), 8.63%, 01/20/35
(a) (b)
..... 1,000 999,625
Riserva CLO Ltd., Series 2016-3A, Class DRR,
(3-mo. CME Term SOFR at 1.80% Floor +
3.51%), 8.81%, 01/18/34
(a) (b)
.......... 1,000 995,979
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class CR2, (3-mo. CME
Term SOFR at 2.10% Floor + 2.36%),
7.68%, 04/20/34 ................ 1,000 995,008

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Income Fund
30
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-2A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 7.78%,
10/20/31 ..................... USD 500 $ 500,779
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 7.58%,
07/20/34 ..................... 1,000 997,907
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.36% Floor + 2.36%), 7.68%,
07/20/34 ..................... 1,000 999,574
Series 2021-2A, Class D, (3-mo. CME Term
SOFR at 3.51% Floor + 3.51%), 8.83%,
07/20/34 ..................... 1,000 968,447
RR 19 Ltd., Series 2021-19A, Class A1, (3-mo.
CME Term SOFR at 1.14% Floor + 1.40%),
6.72%, 10/15/35
(a) (b)
................ 1,750 1,750,196
RR LLC, Series 2017-1A, Class A1AB, (3-mo.
CME Term SOFR at 1.15% Floor + 1.41%),
6.73%, 07/15/35
(a) (b)
................ 2,375 2,377,637
RRX 4 Ltd., Series 2021-4A, Class A1, (3-mo.
CME Term SOFR at 1.20% Floor + 1.46%),
6.78%, 07/15/34
(a) (b)
................ 2,250 2,251,501
Signal Peak CLO 8 Ltd.
(a)(b)
Series 2020-8A, Class A, (3-mo. CME Term
SOFR at 1.27% Floor + 1.53%), 6.85%,
04/20/33 ..................... 5,600 6,378,813
Series 2020-8A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 7.23%,
04/20/33 ..................... 2,500 2,499,774
Sixth Street CLO XVII Ltd., Series 2021-17A,
Class A, (3-mo. CME Term SOFR at 1.24%
Floor + 1.50%), 6.82%, 01/20/34
(a) (b)
..... 1,000 1,000,612
Sixth Street CLO XX Ltd., Series 2021-20A,
Class A1, (3-mo. CME Term SOFR at 1.16%
Floor + 1.42%), 6.74%, 10/20/34
(a) (b)
..... 1,325 1,326,655
Sound Point CLO XXIX Ltd., Series 2021-1A,
Class C1, (3-mo. CME Term SOFR at 2.56%
Floor + 2.56%), 7.89%, 04/25/34
(a) (b)
..... 1,000 992,809
Southwick Park CLO LLC, Series 2019-4A,
Class CR, (3-mo. CME Term SOFR at 2.21%
Floor + 2.21%), 7.53%, 07/20/32
(a) (b)
..... 1,000 997,085
Symphony CLO XX Ltd., Series 2018-20A,
Class DR, (3-mo. CME Term SOFR at 3.75%
Floor + 4.01%), 9.33%, 01/16/32
(a) (b)
..... 1,750 1,730,112
Symphony CLO XXIV Ltd., Series 2020-24A,
Class AR, (3-mo. CME Term SOFR at 1.20%
Floor + 1.20%), 6.52%, 01/23/32
(a) (b)
..... 1,500 1,499,700
Symphony CLO XXVIII Ltd., Series 2021-28A,
Class A, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 6.72%, 10/23/34
(a) (b)
..... 3,000 3,002,492
TCW CLO Ltd.
(a)(b)
Series 2020-1A, Class CRR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
7.63%, 04/20/34 ................ 1,000 996,993
Series 2020-1A, Class DRR, (3-mo. CME
Term SOFR at 3.40% Floor + 3.66%),
8.98%, 04/20/34 ................ 1,250 1,206,657
TICP CLO VI Ltd., Series 2016-6A, Class AR2,
(3-mo. CME Term SOFR at 1.12% Floor +
1.38%), 6.70%, 01/15/34
(a) (b)
.......... 2,000 2,002,240
TICP CLO X Ltd., Series 2018-10A, Class B,
(3-mo. CME Term SOFR at 1.47% Floor +
1.73%), 7.05%, 04/20/31
(a) (b)
.......... 1,700 1,702,217
TICP CLO XI Ltd.
(a)(b)
Series 2018-11A, Class C, (3-mo. CME Term
SOFR at 2.15% Floor + 2.41%), 7.73%,
10/20/31 ..................... 600 600,000
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-11A, Class CR, (3-mo. CME
Term SOFR at 2.50% Floor + 2.50%),
0.00%, 04/25/37 ................ USD 600 $ 600,000
Series 2018-11A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.31%), 8.63%,
10/20/31 ..................... 1,050 1,056,453
Series 2018-11A, Class DR, (3-mo. CME
Term SOFR at 3.70% Floor + 3.70%),
0.00%, 04/25/37 ................ 1,050 1,050,000
TICP CLO XII Ltd., Series 2018-12A, Class BR,
(3-mo. CME Term SOFR at 1.65% Floor +
1.91%), 7.23%, 07/15/34
(a) (b)
.......... 2,550 2,557,666
TICP CLO XIV Ltd., Series 2019-14A, Class
A2R, (3-mo. CME Term SOFR at 1.65%
Floor + 1.91%), 7.23%, 10/20/32
(a) (b)
..... 2,815 2,813,482
TICP CLO XV Ltd., Series 2020-15A, Class C,
(3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 7.73%, 04/20/33
(a) (b)
.......... 1,000 1,004,881
Trimaran CAVU Ltd.
(a)(b)
Series 2021-2A, Class A, (3-mo. CME Term
SOFR at 1.22% Floor + 1.48%), 6.81%,
10/25/34 ..................... 1,000 1,000,767
Series 2022-2A, Class A, (3-mo. CME Term
SOFR at 2.50% Floor + 2.50%), 7.82%,
01/20/36 ..................... 2,500 2,532,950
Series 2022-2A, Class B1, (3-mo. CME Term
SOFR at 3.40% Floor + 3.40%), 8.72%,
01/20/36 ..................... 1,500 1,504,503
Webster Park CLO Ltd., Series 2015-1A, Class
BR, (3-mo. CME Term SOFR at 1.80% Floor
+ 2.06%), 7.38%, 07/20/30
(a) (b)
......... 500 498,550
Whitebox CLO I Ltd., Series 2019-1A, Class
ANAR, (3-mo. CME Term SOFR at 1.13%
Floor + 1.39%), 6.71%, 07/24/32
(a) (b)
..... 1,250 1,250,568
Whitebox CLO II Ltd., Series 2020-2A, Class
A1R, (3-mo. CME Term SOFR at 1.22%
Floor + 1.48%), 6.80%, 10/24/34
(a) (b)
..... 2,700 2,698,650
Whitebox CLO III Ltd., Series 2021-3A, Class
A1, (3-mo. CME Term SOFR at 1.22% Floor
+ 1.48%), 6.80%, 10/15/34
(a) (b)
......... 4,100 4,100,662
Whitebox CLO IV Ltd., Series 2023-4A, Class
A1, (3-mo. CME Term SOFR at 2.15% Floor
+ 2.15%), 7.47%, 04/20/36
(a) (b)
......... 1,500 1,509,166
Total Asset-Backed Securities — 23 .2%
(Cost: $ 256,714,487 ) .............................. 261,397,315
Shares
Shares
Common Stocks
Capital Markets — 0.0%
Ardagh MP USA, Inc. , (Acquired 08/02/21 , cost
$ 276,327 )
(e) (f)
..................... 28,101 95,262
Construction & Engineering — 0.0%
Mcdermott International Ltd.
(e)
........... 48,333 9,667
Containers & Packaging — 0.0%
Crown Holdings, Inc. ................. 372 29,485
Electrical Equipment — 0.0%
Sensata Technologies Holding plc ......... 615 22,595
Energy Equipment & Services — 0.0%
Project Investor Holdings LLC , (Acquired
02/12/19 , cost $ 0 )
(e) (f) (g)
.............. 1,227 —

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Income Fund
Schedules of Investments
31
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services — 0.1%
Travelport Finance SARL
(e) (g)
............ 100 $ 320,213
Health Care Providers & Services — 0.0%
Envision Healthcare Corp. , (Acquired 11/03/23 ,
cost $ 302,229 )
(e) (f) (g)
................ 7,243 61,565
Hotels, Restaurants & Leisure — 0.0%
Aramark .......................... 721 23,447
New TOPCO
(e) (g) (h)
................... 3,743 —
23,447
Machinery — 0.0%
Ameriforge Group, Inc.
(e)
............... 283 3
Media — 0.0%
Learfield Communications LLC , (Acquired
09/13/23 , cost $ 52,062 )
(e) (f) (g)
.......... 4,144 194,768
Metals & Mining — 0.0%
Constellium SE , Class A
(e)
.............. 3,112 68,806
Oil, Gas & Consumable Fuels — 0.0%
NGL Energy Partners LP
(e)
.............. 2,164 12,465
Professional Services — 0.0%
NMG, Inc.
(e)
........................ 1,905 176,212
Specialized REITs — 0.0%
VICI Properties, Inc. .................. 3,175 94,583
Trading Companies & Distributors — 0.0%
TMK Hawk Parent Corp.
(e) (g)
............. 5,686 46,910
Total Common Stocks — 0 .1%
(Cost: $ 1,427,272 ) ............................... 1,155,981
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.3%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(b)
.. USD 32 32,246
Bombardier, Inc.
(b)
7.13% , 06/15/26 .................. 52 52,748
7.88% , 04/15/27 .................. 48 48,034
7.50% , 02/01/29 .................. 2 2,060
8.75% , 11/15/30 .................. 125 133,472
7.25% , 07/01/31 .................. 33 33,067
BWX Technologies, Inc.
(b)
4.13% , 06/30/28 .................. 13 12,120
4.13% , 04/15/29 .................. 38 35,063
Castlelake Aviation Finance DAC, 5.00%,
04/15/27
(b)
..................... 9 8,668
Embraer Netherlands Finance BV, 7.00%,
07/28/30
(b)
..................... 480 500,856
RTX Corp., 6.40%, 03/15/54 ........... 1,690 1,911,995
Spirit AeroSystems, Inc.
(b)
9.38% , 11/30/29 .................. 48 52,358
9.75% , 11/15/30 .................. 41 45,861
TransDigm, Inc.
(b)
6.75% , 08/15/28 .................. 198 200,613
6.38% , 03/01/29 .................. 294 294,915
7.13% , 12/01/31 .................. 106 109,239
6.63% , 03/01/32 .................. 298 301,067
Triumph Group, Inc., 9.00%, 03/15/28
(b)
.... 77 81,176
3,855,558
Security
Par (000)
Par (000) Value
Automobile Components — 0.3%
Champions Financing, Inc., 8.75%, 02/15/29
(b)
USD 42 $ 44,001
Clarios Global LP
(b)
8.50% , 05/15/27 .................. 1,257 1,258,901
6.75% , 05/15/28 .................. 89 90,213
Dealer Tire LLC, 8.00%, 02/01/28
(b)
....... 68 67,689
Goodyear Tire & Rubber Co. (The), 5.00%,
07/15/29 ...................... 45 42,013
Icahn Enterprises LP
6.25% , 05/15/26 .................. 20 19,307
9.75% , 01/15/29
(b)
................. 71 74,110
4.38% , 02/01/29 .................. 59 50,303
Phinia, Inc., 6.75%, 04/15/29
(b)
.......... 17 17,164
Schaeffler AG, 4.75%, 08/14/29
(c)
........ EUR 600 657,246
SK On Co. Ltd., 5.38%, 05/11/26
(c)
....... USD 345 345,324
Tenneco, Inc., 8.00%, 11/17/28
(b)
........ 35 31,935
Valeo SE, 5.88%, 04/12/29
(c)
........... EUR 600 690,075
3,388,281
Automobiles — 0.8%
Ford Motor Co., 6.10%, 08/19/32 ........ USD 69 69,919
Hyundai Capital America
(c)
(1-day SOFR + 1.32%), 6.69% , 11/03/25
(a)
200 201,428
2.38% , 10/15/27 .................. 200 181,320
Kia Corp., 1.75%, 10/16/26
(c)
........... 200 182,938
Mercedes-Benz Finance North America LLC,
5.25%, 11/29/27
(b)
................ 2,595 2,621,793
Nissan Motor Acceptance Co. LLC
6.95% , 09/15/26
(c)
................. 75 77,014
6.95% , 09/15/26
(b)
................. 3,055 3,137,057
7.05% , 09/15/28
(c)
................. 125 130,660
Nissan Motor Co. Ltd., 3.20%, 09/17/28
(c)
... EUR 686 714,592
RCI Banque SA
(c)
4.88% , 10/02/29 .................. 634 714,169
(5-Year EUR Swap Annual + 2.85%),
2.63% , 02/18/30
(a)
............... 700 737,093
8,767,983
Banks — 10.0%
ABQ Finance Ltd., 3.13%, 09/24/24
(c)
...... USD 350 345,212
Abu Dhabi Commercial Bank PJSC, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.52%), 8.00%
(a) (c) (i)
......... 200 214,370
AIB Group plc, (5-Year EUR Swap Annual +
3.30%), 2.88%, 05/30/31
(a) (c)
.......... EUR 684 712,386
Banco BPM SpA, (3-mo. EURIBOR + 2.35%),
4.88%, 01/17/30
(a) (c)
............... 649 720,165
Banco de Credito e Inversiones SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.94%), 8.75%
(a) (b) (i)
......... USD 200 205,659
Banco de Credito Social Cooperativo SA,
(1-Year EURIBOR ICE Swap Rate + 4.27%),
7.50%, 09/14/29
(a) (c)
............... EUR 600 713,986
Banco Mercantil del Norte SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.64%), 5.88%
(a) (b) (i)
......... USD 280 266,350
Bancolombia SA, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.94%), 4.63%, 12/18/29
(a)
........... 229 221,472
Bangkok Bank PCL
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.73%),
5.00%
(a) (c) (i)
.................... 200 194,500
5.30% , 09/21/28
(b)
................. 605 607,257
5.50% , 09/21/33
(b)
................. 605 609,961
Bank Leumi Le-Israel BM, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.63%), 3.28%, 01/29/31
(a) (b) (c)
......... 341 316,384

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Income Fund
32
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Bank of America Corp.
(a)
(3-mo. CME Term SOFR + 1.44%), 3.19% ,
07/23/30 ..................... USD 850 $ 771,940
(1-day SOFR + 1.83%), 4.57% , 04/27/33 . 11,145 10,586,833
Bank of Communications Co. Ltd., 1.20%,
09/10/25
(c)
..................... 200 188,625
Bank of East Asia Ltd. (The), (1-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.30%), 6.63%, 03/13/27
(a) (c)
... 250 252,008
Barclays plc
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.43%), 8.00%
(i)
8,115 8,098,276
(USISSO05 + 5.78%), 9.63%
(i)
........ 3,035 3,218,320
(5-Year EUR Swap Annual + 1.55%),
1.13% , 03/22/31
(c)
............... EUR 714 716,248
BNP Paribas SA, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.35%), 8.50%
(a) (b) (i)
............... USD 10,835 11,325,305
BPCE SA, 4.50%, 01/13/33
(c)
........... EUR 600 680,338
CaixaBank SA, (5-Year EUR Swap Annual +
3.00%), 6.13%, 05/30/34
(a) (c)
.......... 600 687,219
CBQ Finance Ltd., 2.00%, 05/12/26
(c)
...... USD 250 232,750
China CITIC Bank International Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.65%), 6.00%, 12/05/33
(a) (c)
... 250 257,969
China Construction Bank Corp., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.15%), 2.45%, 06/24/30
(a) (c)
... 200 192,926
Citigroup, Inc.
4.30% , 11/20/26 .................. 500 487,970
Series AA , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.21%),
7.63%
(a) (i)
..................... 29 30,446
Series BB , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.91%),
7.20%
(a) (i)
..................... 7,500 7,691,347
(1-day SOFR + 2.66%), 6.17% , 05/25/34
(a)
2,841 2,885,004
Commerzbank AG, (5-Year EURIBOR ICE
Swap Rate + 3.70%), 6.75%, 10/05/33
(a) (c)
. EUR 600 695,524
First Abu Dhabi Bank PJSC, 5.00%, 02/28/29
(c)
USD 200 198,750
HDFC Bank Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.93%), 3.70%
(a) (c) (i)
............... 200 183,938
ING Groep NV
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.86%), 3.88%
(i)
4,025 3,364,496
(1-day SOFR + 1.56%), 6.08% , 09/11/27 . 7,875 7,972,256
Intesa Sanpaolo SpA
(c)
5.15% , 06/10/30 .................. GBP 619 730,472
1.35% , 02/24/31 .................. EUR 792 723,975
JPMorgan Chase & Co.
3.63% , 12/01/27 .................. USD 300 285,662
Series NN , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.74%),
6.88%
(a) (i)
..................... 28 28,973
(1-day SOFR + 2.58%), 5.72% , 09/14/33
(a)
9,555 9,745,733
Series W , (3-mo. CME Term SOFR +
1.26%), 6.57% , 05/15/47
(a)
......... 1,000 889,985
KeyCorp, (SOFR Index + 2.42%), 6.40%,
03/06/35
(a)
..................... 1,830 1,868,806
Kookmin Bank, 1.75%, 05/04/25
(c)
........ 500 480,310
Metropolitan Bank & Trust Co.
(c)
5.38% , 03/06/29 .................. 325 325,650
5.50% , 03/06/34 .................. 275 275,413
Security
Par (000)
Par (000) Value
Banks (continued)
Mitsubishi UFJ Financial Group, Inc., (5-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 3.29%), 8.20%
(a) (i)
.... USD 200 $ 215,801
National Bank of Greece SA, (5-Year
EURIBOR ICE Swap Rate + 3.15%), 5.88%,
06/28/35
(a) (c)
.................... EUR 225 244,623
Standard Chartered plc
(a)(c)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.57%), 7.88%
(i)
USD 400 399,125
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.10%), 6.10% ,
01/11/35 ..................... 200 205,374
Toronto-Dominion Bank (The), (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.08%), 8.13%, 10/31/82
(a)
.... 6,243 6,547,989
Truist Financial Corp., (1-day SOFR + 2.05%),
6.05%, 06/08/27
(a)
................ 15,305 15,511,572
US Bancorp, (1-day SOFR + 1.56%), 5.38%,
01/23/30
(a)
..................... 1,020 1,024,506
Wells Fargo & Co.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.61%),
7.63%
(a) (i)
..................... 48 51,298
(1-day SOFR + 2.10%), 4.90% , 07/25/33
(a)
6,713 6,469,031
5.38% , 11/02/43 .................. 500 482,889
Woori Bank, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.66%),
4.25%
(a) (c) (i)
.................... 200 197,250
112,550,627
Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc., 4.60%,
04/15/48 ...................... 106 96,866
Fomento Economico Mexicano SAB de CV,
3.50%, 01/16/50 ................. 498 366,808
463,674
Broadline Retail — 0.1%
Alibaba Group Holding Ltd., 4.00%, 12/06/37 . 200 173,816
ANGI Group LLC, 3.88%, 08/15/28
(b)
...... 30 26,040
Go Daddy Operating Co. LLC, 3.50%,
03/01/29
(b)
..................... 24 21,646
JD.com, Inc., 3.88%, 04/29/26 .......... 300 291,094
LCM Investments Holdings II LLC
(b)
4.88% , 05/01/29 .................. 51 46,876
8.25% , 08/01/31 .................. 41 42,892
Match Group Holdings II LLC
(b)
4.63% , 06/01/28 .................. 49 46,242
3.63% , 10/01/31 .................. 49 41,638
NMG Holding Co., Inc., 7.13%, 04/01/26
(b)
... 21 20,565
710,809
Building Products — 0.0%
(b)
Advanced Drainage Systems, Inc., 6.38%,
06/15/30 ...................... 50 50,259
Builders FirstSource, Inc., 6.38%, 03/01/34 .. 23 23,095
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28 ...................... 35 35,954
Masonite International Corp., 3.50%, 02/15/30 70 61,930
New Enterprise Stone & Lime Co., Inc.
5.25% , 07/15/28 .................. 39 37,362
9.75% , 07/15/28 .................. 28 28,646
Standard Industries, Inc.
5.00% , 02/15/27 .................. 30 29,101
4.75% , 01/15/28 .................. 14 13,361
3.38% , 01/15/31 .................. 44 36,892

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Income Fund
Schedules of Investments
33
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Building Products (continued)
Summit Materials LLC
5.25% , 01/15/29 .................. USD 14 $ 13,642
7.25% , 01/15/31 .................. 41 42,615
372,857
Capital Markets — 4.8%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(b)
..................... 37 38,303
Amipeace Ltd., 1.50%, 10/22/25
(c)
........ 200 188,580
Apollo Debt Solutions BDC, 6.90%, 04/13/29
(b)
4,290 4,330,718
Ares Capital Corp., 5.88%, 03/01/29 ...... 6,735 6,714,857
Aretec Group, Inc., 10.00%, 08/15/30
(b)
.... 25 27,307
Blackstone Private Credit Fund
1.75% , 11/30/26
(c)
................. EUR 713 707,270
3.25% , 03/15/27 .................. USD 74 68,297
6.25% , 01/25/31
(b)
................. 44 44,184
Blue Owl Capital Corp., 3.40%, 07/15/26 ... 44 41,453
Blue Owl Capital Corp. II, 8.45%, 11/15/26
(b)
. 40 41,199
Blue Owl Credit Income Corp.
5.50% , 03/21/25 .................. 46 45,682
3.13% , 09/23/26 .................. 25 22,937
7.75% , 09/16/27 .................. 28 28,684
China Great Wall International Holdings III Ltd.,
3.88%, 08/31/27
(c)
................ 200 184,812
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................ 30 28,504
Deutsche Bank AG, (1-day SOFR + 2.51%),
6.82%, 11/20/29
(a)
................ 3,350 3,502,101
Gaci First Investment Co., 5.13%, 02/14/53
(c)
. 372 322,710
Huarong Finance II Co. Ltd., 5.00%, 11/19/25
(c)
200 194,938
Intermediate Capital Group plc, 2.50%,
01/28/30
(c)
..................... EUR 742 725,980
Macquarie Bank Ltd., 6.80%, 01/18/33
(b)
.... USD 6,830 7,225,702
MDGH GMTN RSC Ltd., 4.38%, 11/22/33
(b)
.. 453 430,916
Morgan Stanley
(a)
(1-day SOFR + 0.88%), 1.59% , 05/04/27 . 4,373 4,044,993
(1-day SOFR + 1.73%), 5.47% , 01/18/35 . 885 892,911
Oaktree Strategic Credit Fund, 8.40%,
11/14/28
(b)
..................... 38 40,308
State Street Corp., Series I, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.61%), 6.70%
(a) (i)
.......... 74 75,089
SURA Asset Management SA
(c)
4.88% , 04/17/24 .................. 1,318 1,314,138
4.88% , 04/17/24 .................. 400 398,828
UBS Group AG
(a)(b)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.55%), 4.49% ,
05/12/26 ..................... 5,085 5,012,477
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 6.33% ,
12/22/27 ..................... 5,700 5,822,840
(USISSO05 + 4.16%), 7.75%
(i)
........ 5,365 5,517,736
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.76%), 9.25%
(i)
5,410 6,105,385
54,139,839
Chemicals — 0.5%
Braskem Idesa SAPI, 6.99%, 02/20/32
(b)
.... 566 436,726
Braskem Netherlands Finance BV
4.50% , 01/31/30
(c)
................. 351 301,439
8.50% , 01/12/31
(b)
................. 455 468,195
Chemours Co. (The)
5.38% , 05/15/27 .................. 14 13,421
5.75% , 11/15/28
(b)
................. 36 33,196
4.63% , 11/15/29
(b)
................. 43 37,069
Element Solutions, Inc., 3.88%, 09/01/28
(b)
.. 142 130,264
Security
Par (000)
Par (000) Value
Chemicals (continued)
Evonik Industries AG, (5-Year EUR Swap
Annual + 1.84%), 1.38%, 09/02/81
(a) (c)
.... EUR 700 $ 690,150
GC Treasury Center Co. Ltd., 4.40%, 03/30/32
(c)
USD 200 181,813
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
.... 47 46,365
INEOS Quattro Finance 2 plc, Series APR,
8.50%, 03/15/29
(c)
................ EUR 356 400,394
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(b)
.. USD 129 104,323
MEGlobal BV
2.63% , 04/28/28
(b)
................. 670 597,556
2.63% , 04/28/28
(c)
................. 335 298,778
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
29 27,728
Olympus Water US Holding Corp., 9.75%,
11/15/28
(b)
..................... 200 213,043
Orbia Advance Corp. SAB de CV, 5.50%,
01/15/48
(c)
..................... 360 310,388
Sasol Financing USA LLC
4.38% , 09/18/26 .................. 200 188,000
6.50% , 09/27/28 .................. 227 216,217
8.75% , 05/03/29
(b)
................. 358 364,377
Scotts Miracle-Gro Co. (The)
4.50% , 10/15/29 .................. 19 17,195
4.38% , 02/01/32 .................. 40 34,485
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
..................... 52 46,351
WR Grace Holdings LLC
(b)
4.88% , 06/15/27 .................. 48 45,618
5.63% , 08/15/29 .................. 133 119,020
7.38% , 03/01/31 .................. 13 13,164
5,335,275
Commercial Services & Supplies — 0.3%
ADT Security Corp. (The)
(b)
4.13% , 08/01/29 .................. 10 9,162
4.88% , 07/15/32 .................. 14 12,672
Allied Universal Holdco LLC
(b)
9.75% , 07/15/27 .................. 1,095 1,098,290
4.63% , 06/01/28 .................. 200 181,793
6.00% , 06/01/29 .................. 217 186,712
7.88% , 02/15/31 .................. 114 115,459
APi Group DE, Inc., 4.13%, 07/15/29
(b)
..... 52 46,851
APX Group, Inc.
(b)
6.75% , 02/15/27 .................. 13 13,053
5.75% , 07/15/29 .................. 46 44,229
Aramark Services, Inc., 5.00%, 02/01/28
(b)
... 59 56,945
Clean Harbors, Inc.
(b)
4.88% , 07/15/27 .................. 53 51,410
6.38% , 02/01/31 .................. 4 4,029
Covanta Holding Corp.
4.88% , 12/01/29
(b)
................. 40 35,850
5.00% , 09/01/30 .................. 14 12,338
DP World Crescent Ltd., 3.75%, 01/30/30
(c)
.. 635 589,359
Garda World Security Corp.
(b)
4.63% , 02/15/27 .................. 75 71,864
9.50% , 11/01/27 .................. 41 41,099
7.75% , 02/15/28 .................. 10 10,255
6.00% , 06/01/29 .................. 21 18,796
GFL Environmental, Inc.
(b)
3.75% , 08/01/25 .................. 52 50,645
4.00% , 08/01/28 .................. 50 46,084
3.50% , 09/01/28 .................. 16 14,656
4.75% , 06/15/29 .................. 20 18,809
6.75% , 01/15/31 .................. 49 50,216
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
..................... 43 42,600
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
.. 95 89,830
NongHyup Bank, 4.00%, 01/06/26
(c)
...... 250 244,531

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Income Fund
34
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC
(b)
5.25% , 04/15/24 .................. USD 7 $ 6,987
6.25% , 01/15/28 .................. 89 87,183
Stericycle, Inc., 3.88%, 01/15/29
(b)
........ 12 10,877
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
.... 124 122,125
Williams Scotsman, Inc.
(b)
4.63% , 08/15/28 .................. 39 36,885
7.38% , 10/01/31 .................. 12 12,472
3,434,066
Communications Equipment — 0.0%
(b)
CommScope Technologies LLC, 6.00%,
06/15/25 ...................... 30 26,091
CommScope, Inc., 4.75%, 09/01/29 ....... 76 54,720
Viasat, Inc.
5.63% , 09/15/25 .................. 27 26,320
5.63% , 04/15/27 .................. 64 60,605
7.50% , 05/30/31 .................. 14 10,144
Viavi Solutions, Inc., 3.75%, 10/01/29 ..... 13 11,154
189,034
Construction & Engineering — 0.1%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%,
03/30/29
(b)
..................... 338 343,704
Arcosa, Inc., 4.38%, 04/15/29
(b)
......... 49 45,155
Brand Industrial Services, Inc., 10.38%,
08/01/30
(b)
..................... 176 190,549
China Railway Xunjie Co. Ltd., 3.25%,
07/28/26
(c)
..................... 240 229,575
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
... 29 27,108
GMR Hyderabad International Airport Ltd.,
4.25%, 10/27/27
(c)
................ 400 370,625
MasTec, Inc., 4.50%, 08/15/28
(b)
......... 29 27,575
Pike Corp., 8.63%, 01/31/31
(b)
.......... 25 26,567
1,260,858
Construction Materials — 0.0%
(b)
Smyrna Ready Mix Concrete LLC
6.00% , 11/01/28 .................. 158 154,423
8.88% , 11/15/31 .................. 6 6,413
St Marys Cement, Inc., 5.75%, 04/02/34 .... 260 257,400
418,236
Consumer Finance — 1.1%
Ally Financial, Inc., 8.00%, 11/01/31 ...... 400 445,557
American Express Co., 5.85%, 11/05/27 .... 7,215 7,429,759
Bread Financial Holdings, Inc., 9.75%,
03/15/29
(b)
..................... 38 39,546
CMB International Leasing Management Ltd.,
3.00%, 07/03/24
(c)
................ 300 297,603
DAE Funding LLC, 2.63%, 03/20/25
(c)
..... 200 193,750
Ford Motor Credit Co. LLC
4.39% , 01/08/26 .................. 500 487,691
6.86% , 06/05/26 .................. GBP 549 712,001
5.13% , 02/20/29 .................. EUR 635 717,132
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b) (j)
....... USD 60 56,611
Hyundai Capital Services, Inc., 5.13%,
02/05/29
(c)
..................... 200 198,000
Macquarie Airfinance Holdings Ltd.
(b)
8.38% , 05/01/28 .................. 42 44,519
6.40% , 03/26/29 .................. 10 10,158
8.13% , 03/30/29 .................. 15 15,864
6.50% , 03/26/31 .................. 20 20,357
Navient Corp., 9.38%, 07/25/30 ......... 30 32,093
OneMain Finance Corp.
6.63% , 01/15/28 .................. 82 82,263
5.38% , 11/15/29 .................. 36 33,848
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
7.88% , 03/15/30 .................. USD 77 $ 79,431
4.00% , 09/15/30 .................. 15 12,838
SLM Corp., 3.13%, 11/02/26 ........... 45 41,794
Volkswagen International Finance NV
(a)(c)(i)
(9-Year EUR Swap Annual + 3.96%), 3.88% EUR 700 698,663
(9-Year EUR Swap Annual + 4.78%), 7.88% 600 729,115
12,378,593
Consumer Staples Distribution & Retail — 0.0%
Albertsons Cos., Inc.
(b)
3.25% , 03/15/26 .................. USD 43 41,006
4.63% , 01/15/27 .................. 24 23,227
6.50% , 02/15/28 .................. 3 3,032
3.50% , 03/15/29 .................. 99 88,861
CK Hutchison International 20 Ltd., 2.50%,
05/08/30
(c)
..................... 200 174,313
Performance Food Group, Inc., 4.25%,
08/01/29
(b)
..................... 44 40,322
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
39 32,393
US Foods, Inc.
(b)
6.88% , 09/15/28 .................. 40 40,946
4.75% , 02/15/29 .................. 22 20,883
4.63% , 06/01/30 .................. 14 12,988
7.25% , 01/15/32 .................. 4 4,163
Walgreens Boots Alliance, Inc.
3.20% , 04/15/30 .................. 8 6,953
4.80% , 11/18/44 .................. 25 21,029
4.10% , 04/15/50 .................. 39 28,598
538,714
Containers & Packaging — 0.1%
Ardagh Metal Packaging Finance USA LLC,
4.00%, 09/01/29
(b)
................ 270 217,634
Ball Corp., 3.13%, 09/15/31 ........... 29 24,646
Clydesdale Acquisition Holdings, Inc.
(b)
6.63% , 04/15/29 .................. 40 39,968
8.75% , 04/15/30 .................. 71 69,760
Graphic Packaging International LLC, 3.50%,
03/01/29
(b)
..................... 34 30,577
LABL, Inc.
(b)
6.75% , 07/15/26 .................. 8 7,903
5.88% , 11/01/28 .................. 7 6,437
9.50% , 11/01/28 .................. 79 79,913
Mauser Packaging Solutions Holding Co.
(b)
7.88% , 08/15/26 .................. 282 287,288
9.25% , 04/15/27 .................. 23 22,817
Owens-Brockway Glass Container, Inc., 7.25%,
05/15/31
(b)
..................... 27 27,499
Sealed Air Corp.
(b)
4.00% , 12/01/27 .................. 14 13,122
6.13% , 02/01/28 .................. 38 38,079
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(b)
47 50,146
915,789
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 .............. 22 19,776
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 59 57,613
Resideo Funding, Inc., 4.00%, 09/01/29 .... 21 18,777
96,166
Diversified Consumer Services — 0.0%
Service Corp. International, 4.00%, 05/15/31 . 56 49,614
Sotheby's, 7.38%, 10/15/27
(b)
........... 264 245,805
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
.... 70 72,396
367,815

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Income Fund
Schedules of Investments
35
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified REITs — 0.5%
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
... USD 59 $ 50,486
HAT Holdings I LLC
(b)
3.38% , 06/15/26 .................. 2 1,884
8.00% , 06/15/27 .................. 56 58,391
Highwoods Realty LP, 7.65%, 02/01/34 .... 15 16,359
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
....... 50 45,664
MPT Operating Partnership LP
2.50% , 03/24/26 .................. GBP 100 107,681
4.63% , 08/01/29 .................. USD 94 72,142
3.50% , 03/15/31 .................. 12 8,239
RHP Hotel Properties LP, 6.50%, 04/01/32
(b)
. 75 75,253
VICI Properties LP
4.63% , 12/01/29
(b)
................. 31 29,317
5.13% , 05/15/32 .................. 5,900 5,643,334
6,108,750
Diversified Telecommunication Services — 1.1%
Altice France Holding SA, 10.50%, 05/15/27
(b)
1,000 374,176
Altice France SA, 5.50%, 10/15/29
(b)
...... 200 135,747
British Telecommunications plc, (5-Year
EURIBOR ICE Swap Rate + 2.54%), 5.13%,
10/03/54
(a) (c)
.................... EUR 250 269,267
CCO Holdings LLC
(b)
5.13% , 05/01/27 .................. USD 51 48,591
6.38% , 09/01/29 .................. 165 156,533
7.38% , 03/01/31 .................. 151 148,083
4.25% , 01/15/34 .................. 105 79,260
Cellnex Telecom SA, 2.13%, 08/11/30
(c) (k)
... EUR 600 662,650
Frontier Communications Holdings LLC
(b)
5.88% , 10/15/27 .................. USD 22 21,299
5.00% , 05/01/28 .................. 165 153,155
8.75% , 05/15/30 .................. 29 29,674
8.63% , 03/15/31 .................. 67 68,429
Iliad Holding SASU, 7.00%, 10/15/28
(b)
..... 200 197,942
Koninklijke KPN NV, (5-Year EUR Swap Annual
+ 3.77%), 6.00%
(a) (c) (i)
.............. EUR 621 703,767
Level 3 Financing, Inc.
(b)
10.50% , 04/15/29 ................. USD 20 20,400
4.88% , 06/15/29 .................. 123 82,102
11.00% , 11/15/29 ................. 241 250,923
10.50% , 05/15/30 ................. 248 253,580
3.88% , 10/15/30 .................. 26 15,340
Lumen Technologies, Inc.
(b)
4.13% , 04/15/29 .................. 54 34,004
4.13% , 04/15/30 .................. 54 33,465
Network i2i Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.27%), 5.65%
(a) (c) (i)
............... 329 326,018
Telecom Italia Capital SA
6.38% , 11/15/33 .................. 49 46,357
7.20% , 07/18/36 .................. 25 24,402
Uniti Group LP, 10.50%, 02/15/28
(b)
....... 183 189,721
Verizon Communications, Inc.
2.10% , 03/22/28 .................. 7,289 6,562,019
3.88% , 02/08/29 .................. 325 311,145
4.50% , 08/10/33 .................. 500 478,156
Virgin Media Secured Finance plc, 4.50%,
08/15/30
(b)
..................... 200 172,470
Windstream Escrow LLC, 7.75%, 08/15/28
(b)
. 14 12,958
Zayo Group Holdings, Inc.
(b)
4.00% , 03/01/27 .................. 261 214,840
6.13% , 03/01/28 .................. 63 44,086
12,120,559
Security
Par (000)
Par (000) Value
Electric Utilities — 1.5%
Adani Green Energy UP Ltd., 6.70%, 03/12/42
(b)
USD 208 $ 200,200
AES Panama Generation Holdings SRL, 4.38%,
05/31/30
(b)
..................... 332 288,448
Alexander Funding Trust II, 7.47%, 07/31/28
(b)
100 105,730
Continuum Energy Aura Pte. Ltd.
9.50% , 02/24/27
(c)
................. 200 207,875
9.50% , 02/24/27
(b)
................. 302 313,891
Diamond II Ltd., 7.95%, 07/28/26
(b)
....... 255 259,383
Duke Energy Florida LLC, 5.95%, 11/15/52 .. 2,620 2,782,668
Engie Energia Chile SA, 3.40%, 01/28/30
(c)
.. 363 315,356
FirstEnergy Corp.
4.00% , 05/01/26
(b) (k)
................ 117 116,298
2.65% , 03/01/30 .................. 13 11,175
India Green Power Holdings, 4.00%, 02/22/27
(c)
177 164,748
Inkia Energy Ltd., 5.88%, 11/09/27
(c)
...... 200 195,340
LLPL Capital Pte. Ltd., 6.88%, 02/04/39
(c)
... 155 153,775
Minejesa Capital BV, 4.63%, 08/10/30
(c)
.... 186 176,430
NextEra Energy Operating Partners LP
(b)
4.25% , 09/15/24 .................. 2 1,930
3.88% , 10/15/26 .................. 6 5,596
7.25% , 01/15/29 .................. 40 40,926
NRG Energy, Inc., 7.00%, 03/15/33
(b)
...... 27 28,811
Pacific Gas & Electric Co.
6.95% , 03/15/34 .................. 1,210 1,324,664
4.20% , 06/01/41 .................. 4,040 3,252,141
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
..................... 33 30,761
PG&E Corp., 4.25%, 12/01/27
(b) (k)
........ 63 63,283
Southern California Edison Co., 5.88%,
12/01/53 ...................... 5,500 5,668,342
Star Energy Geothermal Darajat II, 4.85%,
10/14/38
(c)
..................... 200 185,250
Star Energy Geothermal Wayang Windu Ltd.,
6.75%, 04/24/33
(c)
................ 203 203,714
State Grid Overseas Investment BVI Ltd.,
1.13%, 09/08/26
(c)
................ 200 182,386
Texas Competitive Electric Holdings Co. LLC,
5.03%, 12/31/49
(a) (e) (g) (l)
............. 815 —
Vistra Operations Co. LLC
(b)
5.00% , 07/31/27 .................. 8 7,747
7.75% , 10/15/31 .................. 39 40,844
6.95% , 10/15/33 .................. 23 24,549
16,352,261
Electrical Equipment — 0.0%
Vertiv Group Corp., 4.13%, 11/15/28
(b)
..... 80 74,435
Electronic Equipment, Instruments & Components — 0.0%
(b)
Coherent Corp., 5.00%, 12/15/29 ........ 46 43,325
Sensata Technologies, Inc.
4.38% , 02/15/30 .................. 41 37,316
3.75% , 02/15/31 .................. 6 5,190
85,831
Energy Equipment & Services — 0.1%
Archrock Partners LP
(b)
6.88% , 04/01/27 .................. 43 43,131
6.25% , 04/01/28 .................. 35 34,630
Enerflex Ltd., 9.00%, 10/15/27
(b)
......... 45 46,236
Kodiak Gas Services LLC, 7.25%, 02/15/29
(b)
. 61 62,134
Nabors Industries Ltd.
(b)
7.25% , 01/15/26 .................. 67 66,585
7.50% , 01/15/28 .................. 25 23,448
Noble Finance II LLC, 8.00%, 04/15/30
(b)
... 44 45,833
Oceaneering International, Inc., 6.00%,
02/01/28 ...................... 19 18,719
Patterson-UTI Energy, Inc., 7.15%, 10/01/33 . 30 32,251

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Income Fund
36
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
Precision Drilling Corp., 6.88%, 01/15/29
(b)
.. USD 14 $ 13,974
Transocean Aquila Ltd., 8.00%, 09/30/28
(b)
.. 35 35,924
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
..................... 34 35,384
Transocean, Inc.
(b)
7.50% , 01/15/26 .................. 20 19,875
11.50% , 01/30/27 ................. 57 59,406
8.00% , 02/01/27 .................. 84 83,376
8.75% , 02/15/30 .................. 40 41,290
USA Compression Partners LP
6.88% , 04/01/26 .................. 13 12,985
6.88% , 09/01/27 .................. 73 73,174
7.13% , 03/15/29
(b)
................. 47 47,585
Valaris Ltd., 8.38%, 04/30/30
(b)
.......... 78 80,460
Venture Global LNG, Inc.
(b)
8.13% , 06/01/28 .................. 135 137,725
9.50% , 02/01/29 .................. 78 84,073
8.38% , 06/01/31 .................. 282 290,818
9.88% , 02/01/32 .................. 108 116,397
Weatherford International Ltd.
(b)
6.50% , 09/15/28 .................. 44 45,381
8.63% , 04/30/30 .................. 42 43,847
1,594,641
Entertainment — 0.0%
(b)
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ...................... 55 42,077
Live Nation Entertainment, Inc.
4.75% , 10/15/27 .................. 22 21,006
3.75% , 01/15/28 .................. 51 47,182
Playtika Holding Corp., 4.25%, 03/15/29 .... 22 19,046
129,311
Financial Services — 1.6%
Banco Votorantim SA, 4.50%, 09/24/24
(c)
... 313 310,120
Block, Inc.
2.75% , 06/01/26 .................. 60 56,429
3.50% , 06/01/31 .................. 97 84,423
Blue Owl Credit Income Corp., 6.65%,
03/15/31
(b)
..................... 4,545 4,435,207
Blue Owl Technology Finance Corp. II, 6.75%,
04/04/29
(b)
..................... 12 11,851
Citycon Treasury BV, Series EURO, 2.38%,
01/15/27
(c)
..................... EUR 733 722,051
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
.... USD 42 41,992
Freedom Mortgage Corp., 12.00%, 10/01/28
(b)
26 28,340
Freedom Mortgage Holdings LLC, 9.25%,
02/01/29
(b)
..................... 17 17,399
GGAM Finance Ltd.
(b)
7.75% , 05/15/26 .................. 17 17,350
8.00% , 02/15/27 .................. 2 2,065
8.00% , 06/15/28 .................. 41 42,818
6.88% , 04/15/29 .................. 25 25,094
Global Payments, Inc.
2.15% , 01/15/27 .................. 8,745 8,069,772
1.50% , 03/01/31
(b) (k)
................ 63 66,591
HPS Corporate Lending Fund, 6.75%,
01/30/29
(b)
..................... 55 54,899
Kodit Global Co. Ltd., Series 2023-1, 4.95%,
05/25/26
(c)
..................... 200 198,166
MGIC Investment Corp., 5.25%, 08/15/28 ... 57 55,369
Nationstar Mortgage Holdings, Inc.
(b)
5.00% , 02/01/26 .................. 143 139,940
5.13% , 12/15/30 .................. 24 21,775
5.75% , 11/15/31 .................. 40 36,894
7.13% , 02/01/32 .................. 87 86,404
Security
Par (000)
Par (000) Value
Financial Services (continued)
NCR Atleos Corp., 9.50%, 04/01/29
(b)
...... USD 29 $ 31,019
Nexi SpA, 0.00%, 02/24/28
(c) (k) (m)
......... EUR 800 740,040
PennyMac Financial Services, Inc., 7.88%,
12/15/29
(b)
..................... USD 32 32,881
Permian Resources Operating LLC
(b)
8.00% , 04/15/27 .................. 48 49,437
5.88% , 07/01/29 .................. 54 53,101
9.88% , 07/15/31 .................. 33 36,772
7.00% , 01/15/32 .................. 44 45,646
Rocket Mortgage LLC
(b)
2.88% , 10/15/26 .................. 103 95,164
3.88% , 03/01/31 .................. 3 2,614
4.00% , 10/15/33 .................. 23 19,483
Royal Capital BV, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
7.40%), 5.00%
(a) (c) (i)
............... 200 196,938
Sats Treasury Pte. Ltd., 4.83%, 01/23/29
(c)
.. 200 198,748
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
.... 64 61,878
Swire Pacific MTN Financing Ltd., 3.88%,
09/21/25
(c)
..................... 200 195,625
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
.. 1,253 1,256,520
Worldline SA, 0.00%, 07/30/26
(c) (k) (m)
...... EUR 707 690,223
18,231,038
Food Products — 0.1%
China Mengniu Dairy Co. Ltd., 1.88%,
06/17/25
(c)
..................... USD 200 191,125
Chobani LLC
(b)
4.63% , 11/15/28 .................. 84 78,333
7.63% , 07/01/29 .................. 130 131,788
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
.. 62 61,442
Fiesta Purchaser, Inc., 7.88%, 03/01/31
(b)
... 18 18,588
Lamb Weston Holdings, Inc.
(b)
4.88% , 05/15/28 .................. 30 29,158
4.13% , 01/31/30 .................. 23 20,971
4.38% , 01/31/32 .................. 46 41,249
MHP Lux SA, 6.25%, 09/19/29
(c)
......... 552 395,025
Post Holdings, Inc.
(b)
5.50% , 12/15/29 .................. 6 5,798
4.50% , 09/15/31 .................. 11 9,895
6.25% , 02/15/32 .................. 32 32,233
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
... 32 28,279
1,043,884
Gas Utilities — 0.0%
(b)
AmeriGas Partners LP, 9.38%, 06/01/28 .... 40 41,421
Howard Midstream Energy Partners LLC,
8.88%, 07/15/28 ................. 30 31,656
NGL Energy Operating LLC
8.13% , 02/15/29 .................. 93 95,249
8.38% , 02/15/32 .................. 107 109,686
Promigas SA ESP, 3.75%, 10/16/29 ....... 245 215,447
Suburban Propane Partners LP, 5.00%,
06/01/31 ...................... 12 10,940
504,399
Ground Transportation — 0.1%
Avis Budget Car Rental LLC, 8.00%, 02/15/31
(b)
27 26,956
GN Bondco LLC, 9.50%, 10/15/31
(b)
...... 36 35,936
Guangzhou Metro Investment Finance BVI Ltd.,
1.51%, 09/17/25
(c)
................ 200 188,472
Lyft, Inc., 0.63%, 03/01/29
(b) (k)
.......... 18 21,026
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
.. 67 63,389
RXO, Inc., 7.50%, 11/15/27
(b)
........... 72 73,890
Uber Technologies, Inc.
0.00% , 12/15/25
(k) (m)
............... 18 20,205
6.25% , 01/15/28
(b)
................. 61 61,249

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Income Fund
Schedules of Investments
37
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
Series 2028 , 0.88% , 12/01/28
(b) (k)
....... USD 57 $ 70,509
561,632
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc.
(b)
4.63% , 07/15/28 .................. 61 57,804
3.88% , 11/01/29 .................. 36 32,452
Bausch + Lomb Corp., 8.38%, 10/01/28
(b)
... 166 171,754
Medline Borrower LP
(b)
3.88% , 04/01/29 .................. 52 47,331
6.25% , 04/01/29 .................. 48 48,215
5.25% , 10/01/29 .................. 161 152,172
Neogen Food Safety Corp., 8.63%, 07/20/30
(b)
38 40,936
Teleflex, Inc., 4.63%, 11/15/27 .......... 8 7,694
558,358
Health Care Providers & Services — 1.0%
Acadia Healthcare Co., Inc.
(b)
5.50% , 07/01/28 .................. 48 46,727
5.00% , 04/15/29 .................. 40 38,008
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
. 49 44,590
Community Health Systems, Inc.
(b)
8.00% , 03/15/26 .................. 494 493,003
5.63% , 03/15/27 .................. 33 30,373
6.00% , 01/15/29 .................. 70 61,152
4.75% , 02/15/31 .................. 121 93,381
Encompass Health Corp.
4.50% , 02/01/28 .................. 15 14,286
4.75% , 02/01/30 .................. 31 29,046
4.63% , 04/01/31 .................. 33 30,004
Fresenius SE & Co. KGaA, 5.00%, 11/28/29
(c)
EUR 600 681,980
HCA, Inc., 3.50%, 07/15/51 ............ USD 11,531 7,965,505
HealthEquity, Inc., 4.50%, 10/01/29
(b)
...... 51 47,054
Legacy LifePoint Health LLC, 4.38%, 02/15/27
(b)
53 50,504
LifePoint Health, Inc.
(b)
9.88% , 08/15/30 .................. 29 30,335
11.00% , 10/15/30 ................. 22 23,514
Molina Healthcare, Inc., 3.88%, 05/15/32
(b)
.. 70 60,951
Option Care Health, Inc., 4.38%, 10/31/29
(b)
.. 54 49,510
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
..................... 13 12,931
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
................ 23 23,031
Surgery Center Holdings, Inc.
(b)
10.00% , 04/15/27 ................. 628 629,157
7.25% , 04/15/32 .................. 69 69,536
Tenet Healthcare Corp.
6.13% , 06/15/30 .................. 50 49,885
6.75% , 05/15/31
(b)
................. 147 149,680
10,724,143
Health Care Technology — 0.0%
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
. 278 254,264
IQVIA, Inc., 6.25%, 02/01/29 ........... 13 13,498
267,762
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP
(b)
7.25% , 07/15/28 .................. 67 68,998
4.50% , 02/15/29 .................. 44 41,085
RLJ Lodging Trust LP, 4.00%, 09/15/29
(b)
... 52 45,839
Service Properties Trust
7.50% , 09/15/25 .................. 42 42,566
8.63% , 11/15/31
(b)
................. 171 182,361
380,849
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure — 0.8%
1011778 BC ULC
(b)
3.88% , 01/15/28 .................. USD 62 $ 58,269
4.00% , 10/15/30 .................. 34 30,294
Allwyn Entertainment Financing UK plc, 7.25%,
04/30/30
(c)
..................... EUR 619 701,199
Aramark International Finance SARL, 3.13%,
04/01/25
(c)
..................... 100 106,521
Boyd Gaming Corp., 4.75%, 12/01/27 ..... USD 43 41,423
Boyne USA, Inc., 4.75%, 05/15/29
(b)
...... 51 47,276
Caesars Entertainment, Inc.
(b)
8.13% , 07/01/27 .................. 39 39,943
4.63% , 10/15/29 .................. 16 14,590
7.00% , 02/15/30 .................. 184 188,873
6.50% , 02/15/32 .................. 77 77,678
Carnival Corp.
(b)
4.00% , 08/01/28 .................. 10 9,266
6.00% , 05/01/29 .................. 123 121,365
7.00% , 08/15/29 .................. 39 40,592
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(b)
..................... 262 285,805
CCM Merger, Inc., 6.38%, 05/01/26
(b)
...... 43 42,960
Cedar Fair LP
5.50% , 05/01/25
(b)
................. 149 148,382
6.50% , 10/01/28 .................. 31 31,106
Churchill Downs, Inc.
(b)
4.75% , 01/15/28 .................. 44 41,886
5.75% , 04/01/30 .................. 69 66,606
6.75% , 05/01/31 .................. 75 75,419
Codere New Holdco SA, 7.50%, 11/30/27
(c)
.. EUR 108 1,627
Expedia Group, Inc., 2.95%, 03/15/31 ..... USD 572 499,165
Fertitta Entertainment LLC
(b)
4.63% , 01/15/29 .................. 34 31,177
6.75% , 01/15/30 .................. 32 28,733
GLP Capital LP, 3.25%, 01/15/32 ........ 1,570 1,321,670
Haidilao International Holding Ltd., 2.15%,
01/14/26
(c)
..................... 200 187,000
Hilton Domestic Operating Co., Inc.
4.88% , 01/15/30 .................. 31 29,723
3.63% , 02/15/32
(b)
................. 29 24,969
6.13% , 04/01/32
(b)
................. 23 23,098
Hilton Grand Vacations Borrower Escrow LLC,
6.63%, 01/15/32
(b)
................ 27 27,109
International Game Technology plc, 2.38%,
04/15/28
(c)
..................... EUR 698 707,875
Life Time, Inc., 8.00%, 04/15/26
(b)
........ USD 42 42,507
Light & Wonder International, Inc.
(b)
7.25% , 11/15/29 .................. 43 44,142
7.50% , 09/01/31 .................. 20 20,798
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
..................... 70 74,022
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
69 64,714
Meituan
(c)
0.00% , 04/27/27
(k) (m)
............... 300 280,650
3.05% , 10/28/30 .................. 200 171,334
Melco Resorts Finance Ltd.
5.25% , 04/26/26
(c)
................. 333 320,721
5.38% , 12/04/29
(b)
................. 200 182,038
MGM China Holdings Ltd., 5.38%, 05/15/24
(c)
. 300 299,250
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
..................... 51 47,224
NCL Corp. Ltd.
(b)
8.13% , 01/15/29 .................. 33 34,920
7.75% , 02/15/29 .................. 40 41,531
NCL Finance Ltd., 6.13%, 03/15/28
(b)
...... 24 23,700
Ontario Gaming GTA LP, 8.00%, 08/01/30
(b)
.. 18 18,540

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Income Fund
38
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Premier Entertainment Sub LLC, 5.88%,
09/01/31
(b)
..................... USD 53 $ 38,746
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(b)
..................... 38 41,068
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
.. 55 52,905
Royal Caribbean Cruises Ltd.
(b)
5.38% , 07/15/27 .................. 7 6,901
5.50% , 04/01/28 .................. 18 17,791
8.25% , 01/15/29 .................. 21 22,212
9.25% , 01/15/29 .................. 26 27,887
7.25% , 01/15/30 .................. 29 30,131
6.25% , 03/15/32 .................. 39 39,310
Sands China Ltd., 5.40%, 08/08/28
(d)
...... 260 255,057
Scientific Games Holdings LP, 6.63%,
03/01/30
(b)
..................... 19 18,368
Six Flags Entertainment Corp., 7.25%,
05/15/31
(b)
..................... 88 89,154
Station Casinos LLC
(b)
4.63% , 12/01/31 .................. 49 44,041
6.63% , 03/15/32 .................. 23 23,234
Studio City Co. Ltd., 7.00%, 02/15/27
(c)
..... 200 200,188
Sunny Express Enterprises Corp., 2.63%,
04/23/25
(c)
..................... 200 194,006
Viking Cruises Ltd.
(b)
5.88% , 09/15/27 .................. 327 320,825
7.00% , 02/15/29 .................. 13 13,056
9.13% , 07/15/31 .................. 28 30,621
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
..................... 41 39,900
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
... 56 54,847
Wynn Macau Ltd.
4.88% , 10/01/24
(c)
................. 300 297,375
5.63% , 08/26/28
(b)
................. 200 189,375
5.63% , 08/26/28
(c)
................. 333 315,309
Wynn Resorts Finance LLC
(b)
5.13% , 10/01/29 .................. 47 44,526
7.13% , 02/15/31 .................. 63 65,198
Yum! Brands, Inc., 4.75%, 01/15/30
(b)
...... 32 30,351
9,220,072
Household Durables — 0.7%
Ashton Woods USA LLC
(b)
6.63% , 01/15/28 .................. 23 23,091
4.63% , 08/01/29 .................. 25 23,060
Beazer Homes USA, Inc., 7.50%, 03/15/31
(b)
. 10 10,099
Brookfield Residential Properties, Inc.
(b)
5.00% , 06/15/29 .................. 32 29,028
4.88% , 02/15/30 .................. 31 27,805
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
31 32,361
Five Point Operating Co. LP, 10.50%,
01/15/28
(b) (d)
.................... 840 864,422
Installed Building Products, Inc., 5.75%,
02/01/28
(b)
..................... 42 40,878
LGI Homes, Inc., 8.75%, 12/15/28
(b)
....... 24 25,323
Mattamy Group Corp., 5.25%, 12/15/27
(b)
... 43 41,691
New Home Co., Inc. (The)
(b)
8.25% , 10/15/27
(d)
................. 2 2,007
9.25% , 10/01/29 .................. 25 25,125
Newell Brands, Inc., 6.50%, 04/01/46
(d)
..... 8,142 6,576,500
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
... 14 14,368
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
. 47 34,759
Taylor Morrison Communities, Inc., 5.13%,
08/01/30
(b)
..................... 69 65,893
Tempur Sealy International, Inc., 3.88%,
10/15/31
(b)
..................... 43 36,516
Security
Par (000)
Par (000) Value
Household Durables (continued)
TRI Pointe Homes, Inc., 5.25%, 06/01/27 ... USD 2 $ 1,953
7,874,879
Household Products — 0.0%
Central Garden & Pet Co., 5.13%, 02/01/28 .. 9 8,726
Spectrum Brands, Inc.
(b)
5.50% , 07/15/30 .................. 9 8,815
3.88% , 03/15/31 .................. 35 33,714
51,255
Independent Power and Renewable Electricity Producers — 0.1%
AES Andes SA, 6.30%, 03/15/29
(b)
....... 275 277,656
Calpine Corp.
(b)
5.13% , 03/15/28 .................. 43 41,269
4.63% , 02/01/29 .................. 16 14,808
5.00% , 02/01/31 .................. 17 15,594
Clearway Energy Operating LLC
(b)
4.75% , 03/15/28 .................. 50 47,527
3.75% , 01/15/32 .................. 52 43,716
NextEra Energy Partners LP, 2.50%,
06/15/26
(b) (k)
.................... 55 49,498
Talen Energy Supply LLC, 8.63%, 06/01/30
(b)
. 22 23,526
TransAlta Corp., 7.75%, 11/15/29 ........ 44 45,737
559,331
Industrial Conglomerates — 0.1%
CK Hutchison International 23 Ltd., 4.75%,
04/21/28
(c)
..................... 200 198,250
EMRLD Borrower LP
(b)
6.38% , 12/15/30 .................. EUR 100 113,258
6.63% , 12/15/30 .................. USD 253 255,427
GEMS MENASA Cayman Ltd., 7.13%,
07/31/26
(b)
..................... 464 464,390
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29
(b)
..................... 89 92,036
1,123,361
Insurance — 1.1%
Alliant Holdings Intermediate LLC
(b)
4.25% , 10/15/27 .................. 133 125,214
6.75% , 10/15/27 .................. 211 207,882
6.75% , 04/15/28 .................. 192 193,355
5.88% , 11/01/29 .................. 91 84,538
AmWINS Group, Inc.
(b)
6.38% , 02/15/29 .................. 17 17,092
4.88% , 06/30/29 .................. 45 42,002
Aon North America, Inc., 5.75%, 03/01/54 ... 5,955 6,105,093
Ardonagh Finco Ltd., 6.88%, 02/15/31
(c)
.... EUR 220 233,787
AssuredPartners, Inc., 7.50%, 02/15/32
(b)
... USD 44 43,237
AXA SA, (5-Year EURIBOR ICE Swap Rate +
3.84%), 6.38%
(a) (c) (i)
............... EUR 645 722,767
China Life Insurance Overseas Co. Ltd.,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.23%), 5.35%,
08/15/33
(a) (c)
.................... USD 200 201,812
Credit Agricole Assurances SA, (5-Year
EURIBOR ICE Swap Rate + 2.65%), 2.63%,
01/29/48
(a) (c)
.................... EUR 700 707,995
Howden UK Refinance plc
(b)
7.25% , 02/15/31 .................. USD 197 197,744
8.13% , 02/15/32 .................. 109 109,925
HUB International Ltd.
(b)
7.25% , 06/15/30 .................. 387 397,719
7.38% , 01/31/32 .................. 383 385,579
Jones Deslauriers Insurance Management,
Inc.
(b)
8.50% , 03/15/30 .................. 39 40,653
10.50% , 12/15/30 ................. 34 35,878

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Income Fund
Schedules of Investments
39
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Mapfre SA, (3-mo. EURIBOR + 4.30%), 4.13%,
09/07/48
(a) (c)
.................... EUR 700 $ 740,801
NFP Corp.
(b)
4.88% , 08/15/28 .................. USD 61 61,138
8.50% , 10/01/31 .................. 3 3,302
NN Group NV, (3-mo. EURIBOR + 4.00%),
6.00%, 11/03/43
(a) (c)
............... EUR 619 727,482
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(b)
USD 315 320,264
Ryan Specialty LLC, 4.38%, 02/01/30
(b)
.... 25 23,366
Swiss Re Finance UK plc, (1-Year EUR Swap
Annual + 3.75%), 2.71%, 06/04/52
(a) (c)
.... EUR 700 669,231
Tongyang Life Insurance Co. Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.98%), 5.25%
(a) (c) (i)
......... USD 200 192,562
USI, Inc., 7.50%, 01/15/32
(b)
........... 45 45,083
ZhongAn Online P&C Insurance Co. Ltd.,
3.13%, 07/16/25
(c)
................ 200 191,000
12,826,501
Interactive Media & Services — 0.1%
Tencent Holdings Ltd.
(c)
1.81% , 01/26/26 .................. 200 188,313
2.39% , 06/03/30 .................. 200 170,828
Weibo Corp., 3.50%, 07/05/24 .......... 400 397,036
756,177
IT Services — 0.1%
Boost Newco Borrower LLC, 7.50%, 01/15/31
(b)
200 209,363
Central Parent LLC, 8.00%, 06/15/29
(b)
..... 105 108,847
Newfold Digital Holdings Group, Inc., 11.75%,
10/15/28
(b)
..................... 34 36,802
Northwest Fiber LLC, 4.75%, 04/30/27
(b)
.... 23 23,519
Presidio Holdings, Inc., 4.88%, 02/01/27
(b)
... 18 17,459
Twilio, Inc., 3.88%, 03/15/31 ........... 44 38,411
Wipro IT Services LLC, 1.50%, 06/23/26
(c)
... 200 184,144
618,545
Leisure Products — 0.0%
Acushnet Co., 7.38%, 10/15/28
(b)
........ 24 24,870
Amer Sports Co., 6.75%, 02/16/31
(b)
...... 34 33,739
Mattel, Inc., 6.20%, 10/01/40 ........... 40 39,949
98,558
Life Sciences Tools & Services — 0.0%
(b)
Charles River Laboratories International, Inc.,
4.25%, 05/01/28 ................. 68 64,133
Fortrea Holdings, Inc., 7.50%, 07/01/30 .... 32 33,033
Star Parent, Inc., 9.00%, 10/01/30 ........ 133 140,755
237,921
Machinery — 0.2%
Chart Industries, Inc.
(b)
7.50% , 01/01/30 .................. 90 93,460
9.50% , 01/01/31 .................. 30 32,669
CSSC Capital 2015 Ltd., 2.50%, 02/13/25
(c)
.. 300 291,844
Esab Corp., 6.25%, 04/15/29
(b)
.......... 30 30,140
GrafTech Global Enterprises, Inc., 9.88%,
12/15/28
(b)
..................... 41 30,434
Madison IAQ LLC, 5.88%, 06/30/29
(b)
...... 59 53,978
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
59 53,515
OT Merger Corp., 7.88%, 10/15/29
(b)
...... 63 44,986
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(b)
..................... 44 40,287
SK Battery America, Inc., 4.88%, 01/23/27
(c)
.. 230 227,792
Terex Corp., 5.00%, 05/15/29
(b)
......... 12 11,329
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
.... 1,064 1,062,734
Titan International, Inc., 7.00%, 04/30/28 ... 18 17,762
TK Elevator Holdco GmbH, 6.63%, 07/15/28
(c)
EUR 90 93,941
Security
Par (000)
Par (000) Value
Machinery (continued)
TK Elevator Midco GmbH, 4.38%, 07/15/27
(c)
. EUR 200 $ 207,413
Wabash National Corp., 4.50%, 10/15/28
(b)
.. USD 46 42,184
2,334,468
Media — 0.9%
Altice Financing SA, 5.75%, 08/15/29
(b)
..... 200 160,248
Cable One, Inc.
0.00% , 03/15/26
(k) (m)
............... 49 42,679
1.13% , 03/15/28
(k)
................. 17 12,760
4.00% , 11/15/30
(b)
................. 59 46,045
Charter Communications Operating LLC
5.13% , 07/01/49 .................. 1,000 774,853
3.70% , 04/01/51 .................. 2,410 1,490,463
4.40% , 12/01/61 .................. 5,750 3,754,630
Clear Channel Outdoor Holdings, Inc.
(b)
5.13% , 08/15/27 .................. 81 76,353
7.75% , 04/15/28 .................. 101 88,456
9.00% , 09/15/28 .................. 74 77,080
7.88% , 04/01/30 .................. 82 81,521
CMG Media Corp., 8.88%, 12/15/27
(b)
..... 51 33,798
Comcast Corp.
3.75% , 04/01/40 .................. 910 756,428
4.05% , 11/01/52 .................. 260 209,182
2.94% , 11/01/56 .................. 448 282,064
CSC Holdings LLC, 11.75%, 01/31/29
(b)
.... 400 400,624
DirecTV Financing LLC, 5.88%, 08/15/27
(b)
.. 74 70,007
DISH DBS Corp.
(b)
5.25% , 12/01/26 .................. 96 75,591
5.75% , 12/01/28 .................. 26 17,869
DISH Network Corp., 11.75%, 11/15/27
(b)
... 128 130,679
Eutelsat SA, 9.75%, 04/13/29
(c)
......... EUR 134 146,734
GCI LLC, 4.75%, 10/15/28
(b)
........... USD 43 39,427
Gray Television, Inc.
(b)
5.88% , 07/15/26 .................. 24 23,373
7.00% , 05/15/27 .................. 51 47,432
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ...................... 31 25,800
Lamar Media Corp., 4.00%, 02/15/30 ...... 4 3,635
Midcontinent Communications, 5.38%,
08/15/27
(b)
..................... 44 41,763
Nexstar Media, Inc., 5.63%, 07/15/27
(b)
..... 21 20,146
Outfront Media Capital LLC
(b)
4.25% , 01/15/29 .................. 77 69,760
4.63% , 03/15/30 .................. 49 43,945
7.38% , 02/15/31 .................. 34 35,612
Radiate Holdco LLC
(b)
4.50% , 09/15/26 .................. 33 26,240
6.50% , 09/15/28 .................. 58 27,662
SES SA, 3.50%, 01/14/29
(c)
............ EUR 673 712,429
Sirius XM Radio, Inc.
(b)
3.13% , 09/01/26 .................. USD 35 32,785
5.00% , 08/01/27 .................. 70 67,346
4.00% , 07/15/28 .................. 26 23,787
Stagwell Global LLC, 5.63%, 08/15/29
(b)
.... 46 41,773
Tele Columbus AG, 10.00%, 03/19/29
(c)
.... EUR 312 216,790
Univision Communications, Inc.
(b)
6.63% , 06/01/27 .................. USD 52 50,858
8.00% , 08/15/28 .................. 101 102,895
7.38% , 06/30/30 .................. 45 44,498
Videotron Ltd., 3.63%, 06/15/29
(b)
........ 11 9,943
10,435,963
Metals & Mining — 0.5%
ABJA Investment Co. Pte. Ltd.
(c)
5.95% , 07/31/24 .................. 213 212,208
5.45% , 01/24/28 .................. 200 199,500

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Income Fund
40
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Anglo American Capital plc, 4.75%, 09/21/32
(c)
EUR 627 $ 708,529
AngloGold Ashanti Holdings plc, 3.38%,
11/01/28 ...................... USD 472 424,979
Arsenal AIC Parent LLC
(b)
8.00% , 10/01/30 .................. 22 23,097
11.50% , 10/01/31 ................. 99 110,263
ATI, Inc.
5.88% , 12/01/27 .................. 23 22,647
7.25% , 08/15/30 .................. 24 24,807
5.13% , 10/01/31 .................. 57 52,806
Carpenter Technology Corp.
6.38% , 07/15/28 .................. 24 23,960
7.63% , 03/15/30 .................. 31 31,981
Chinalco Capital Holdings Ltd., 2.13%,
06/03/26
(c)
..................... 300 280,031
Constellium SE, 4.25%, 02/15/26
(c)
....... EUR 100 107,457
ERO Copper Corp., 6.50%, 02/15/30
(b)
..... USD 56 53,130
Freeport Indonesia PT, 4.76%, 04/14/27
(b)
... 341 332,645
Freeport-McMoRan, Inc., 5.45%, 03/15/43 .. 260 248,916
Kaiser Aluminum Corp.
(b)
4.63% , 03/01/28 .................. 32 30,027
4.50% , 06/01/31 .................. 82 72,548
Metinvest BV
(c)
8.50% , 04/23/26 .................. 324 259,200
7.65% , 10/01/27 .................. 226 161,590
Mineral Resources Ltd., 9.25%, 10/01/28
(b)
.. 10 10,532
Minmetals Bounteous Finance BVI Ltd., 4.20%,
07/27/26
(c)
..................... 200 194,750
New Gold, Inc., 7.50%, 07/15/27
(b)
....... 70 70,158
Novelis Corp.
(b)
3.25% , 11/15/26 .................. 99 92,246
4.75% , 01/30/30 .................. 99 91,340
3.88% , 08/15/31 .................. 10 8,590
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29
(c)
EUR 100 101,423
POSCO
4.88% , 01/23/27
(c)
................. USD 250 246,719
5.75% , 01/17/28
(b)
................. 365 369,904
5.88% , 01/17/33
(b)
................. 200 206,875
POSCO Holdings, Inc., 2.50%, 01/17/25
(c)
... 300 292,647
Samarco Mineracao SA, 9.00%, (9.00% Cash
or 9.00% PIK), 06/30/31
(c) (j)
.......... 360 323,819
Vedanta Resources Finance II plc
(c)
13.88% , 01/21/27 ................. 94 88,536
13.88% , 12/09/28
(d)
................ 338 307,289
5,785,149
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Ladder Capital Finance Holdings LLLP
5.25% , 10/01/25 .................. 18 17,680
4.25% , 02/01/27 .................. 18 16,840
Starwood Property Trust, Inc.
4.38% , 01/15/27 .................. 27 25,398
7.25% , 04/01/29 .................. 19 19,151
79,069
Oil, Gas & Consumable Fuels — 3.9%
3R Lux SARL, 9.75%, 02/05/31
(b)
........ 310 323,756
Aethon United BR LP, 8.25%, 02/15/26
(b)
.... 56 56,646
Antero Midstream Partners LP
(b)
5.75% , 03/01/27 .................. 54 53,324
5.38% , 06/15/29 .................. 55 52,891
6.63% , 02/01/32 .................. 6 6,026
Apache Corp., 5.35%, 07/01/49 ......... 43 36,348
Ascent Resources Utica Holdings LLC
(b)
9.00% , 11/01/27 .................. 83 104,460
5.88% , 06/30/29 .................. 13 12,394
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Baytex Energy Corp., 8.50%, 04/30/30
(b)
.... USD 29 $ 30,281
BP Capital Markets plc, (5-Year EUR Swap
Annual + 3.78%), 3.63%
(a) (c) (i)
......... EUR 696 716,327
Buckeye Partners LP, 5.85%, 11/15/43 ..... USD 34 28,967
Cheniere Corpus Christi Holdings LLC, 5.13%,
06/30/27 ...................... 500 498,808
Chesapeake Energy Corp.
(b)
5.88% , 02/01/29 .................. 17 16,860
6.75% , 04/15/29 .................. 31 31,332
CITGO Petroleum Corp.
(b)
7.00% , 06/15/25 .................. 68 67,915
8.38% , 01/15/29 .................. 71 74,596
Civitas Resources, Inc.
(b)
8.63% , 11/01/30 .................. 83 89,123
8.75% , 07/01/31 .................. 50 53,503
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
63 56,150
CNX Resources Corp., 7.38%, 01/15/31
(b)
... 27 27,498
Comstock Resources, Inc., 5.88%, 01/15/30
(b)
90 81,505
Cosan Luxembourg SA, 7.25%, 06/27/31
(b)
.. 405 411,784
Crescent Energy Finance LLC
(b)
9.25% , 02/15/28 .................. 155 163,663
7.63% , 04/01/32 .................. 67 67,516
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
25 26,385
Diamondback Energy, Inc., 6.25%, 03/15/33 . 4,540 4,840,024
DT Midstream, Inc., 4.13%, 06/15/29
(b)
..... 47 43,209
EIG Pearl Holdings SARL, 3.55%, 08/31/36
(b)
. 662 565,389
Enbridge, Inc.
6.70% , 11/15/53 .................. 4,750 5,368,591
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.43%), 8.50% ,
01/15/84
(a)
.................... 23 24,990
Energean Israel Finance Ltd., 8.50%,
09/30/33
(b) (c)
.................... 333 329,727
Energy Transfer LP
Series B , (3-mo. LIBOR USD + 4.16%),
6.63%
(a) (i)
..................... 13 12,141
5.75% , 02/15/33 .................. 1,925 1,955,503
5.15% , 02/01/43 .................. 150 133,998
5.30% , 04/15/47 .................. 721 655,513
5.00% , 05/15/50 .................. 1,060 930,011
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.02%), 8.00% ,
05/15/54
(a)
.................... 70 73,421
Eni SpA, Series NC9, (5-Year EUR Swap
Annual + 2.77%), 2.75%
(a) (c) (i)
......... EUR 749 711,563
EnLink Midstream LLC
(b)
5.63% , 01/15/28 .................. USD 14 13,867
6.50% , 09/01/30 .................. 44 45,268
EnLink Midstream Partners LP, 5.60%, 04/01/44 47 41,846
Enterprise Products Operating LLC
4.80% , 02/01/49 .................. 320 294,727
3.95% , 01/31/60 .................. 320 248,767
EQM Midstream Partners LP
4.13% , 12/01/26 .................. 36 34,617
6.38% , 04/01/29
(b)
................. 40 40,294
7.50% , 06/01/30
(b)
................. 31 33,137
4.75% , 01/15/31
(b)
................. 30 27,899
FTAI Infra Escrow Holdings LLC, 10.50%,
06/01/27
(b)
..................... 41 42,719
Genesis Energy LP
7.75% , 02/01/28 .................. 30 30,155
8.25% , 01/15/29 .................. 20 20,532
8.88% , 04/15/30 .................. 23 24,075
Gran Tierra Energy, Inc., 9.50%, 10/15/29
(b)
.. 359 333,983
Greenko Dutch BV, 3.85%, 03/29/26
(c)
..... 185 173,671

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Income Fund
Schedules of Investments
41
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
.. USD 18 $ 18,251
Hess Midstream Operations LP, 4.25%,
02/15/30
(b)
..................... 17 15,621
Hilcorp Energy I LP
(b)
6.25% , 11/01/28 .................. 27 26,971
5.75% , 02/01/29 .................. 87 84,741
6.00% , 04/15/30 .................. 4 3,916
8.38% , 11/01/33 .................. 30 32,526
ITT Holdings LLC, 6.50%, 08/01/29
(b)
...... 72 65,707
Kinetik Holdings LP
(b)
6.63% , 12/15/28 .................. 25 25,444
5.88% , 06/15/30 .................. 23 22,497
Kosmos Energy Ltd., 7.50%, 03/01/28
(c)
.... 343 332,388
Leviathan Bond Ltd., 6.75%, 06/30/30
(b) (c)
... 129 120,160
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(b)
..................... 12 11,804
Matador Resources Co.
(b)
6.88% , 04/15/28 .................. 75 76,731
6.50% , 04/15/32 .................. 34 34,041
MC Brazil Downstream Trading SARL, 7.25%,
06/30/31
(c)
..................... 347 312,842
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/29
(c)
250 260,156
MPLX LP
4.95% , 03/14/52 .................. 5,499 4,830,125
5.65% , 03/01/53 .................. 930 909,658
Murphy Oil Corp., 5.88%, 12/01/42
(d)
...... 16 14,356
New Fortress Energy, Inc.
(b)
6.75% , 09/15/25 .................. 36 35,755
8.75% , 03/15/29 .................. 90 89,657
Northern Natural Gas Co., 5.63%, 02/01/54
(b)
. 9,600 9,778,645
Northern Oil & Gas, Inc.
(b)
8.13% , 03/01/28 .................. 85 86,274
8.75% , 06/15/31 .................. 63 66,526
PBF Holding Co. LLC, 7.88%, 09/15/30
(b)
... 26 26,969
Petronas Energy Canada Ltd., 2.11%,
03/23/28
(c)
..................... 200 179,446
Prairie Acquiror LP, 9.00%, 08/01/29
(b)
..... 23 23,677
Puma International Financing SA, 5.00%,
01/24/26
(c)
..................... 666 645,604
Raizen Fuels Finance SA
(b)
6.45% , 03/05/34 .................. 465 474,967
6.95% , 03/05/54 .................. 200 205,057
Reliance Industries Ltd.
(c)
4.13% , 01/28/25 .................. 750 739,922
3.67% , 11/30/27 .................. 412 389,984
2.88% , 01/12/32 .................. 250 212,187
Repsol International Finance BV, (5-Year EUR
Swap Annual + 2.77%), 2.50%
(a) (c) (i)
..... EUR 699 708,836
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
.. USD 47 43,984
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
..................... 31 28,972
SierraCol Energy Andina LLC, 6.00%,
06/15/28
(c)
..................... 200 175,000
Sinopec Group Overseas Development 2018
Ltd., 1.45%, 01/08/26
(c)
............. 300 281,886
Sitio Royalties Operating Partnership LP,
7.88%, 11/01/28
(b)
................ 44 45,509
SM Energy Co., 6.50%, 07/15/28 ........ 7 7,030
Southwestern Energy Co., 5.38%, 02/01/29 .. 25 24,281
Sunoco LP, 5.88%, 03/15/28 ........... 36 35,656
Tallgrass Energy Partners LP
(b)
6.00% , 03/01/27 .................. 31 30,517
5.50% , 01/15/28 .................. 36 34,685
7.38% , 02/15/29 .................. 27 27,162
6.00% , 12/31/30 .................. 2 1,900
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.00% , 09/01/31 .................. USD 20 $ 18,665
Talos Production, Inc.
(b)
9.00% , 02/01/29 .................. 22 23,363
9.38% , 02/01/31 .................. 42 44,775
Var Energi ASA, (5-Year EURIBOR ICE Swap
Rate + 4.77%), 7.86%, 11/15/83
(a) (c)
..... EUR 614 712,119
Venture Global Calcasieu Pass LLC, 3.88%,
08/15/29
(b)
..................... USD 178 160,226
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
... 29 28,316
Vital Energy, Inc.
9.75% , 10/15/30 .................. 24 26,245
7.88% , 04/15/32
(b)
................. 55 55,873
Western Midstream Operating LP, 5.25%,
02/01/50
(d)
..................... 19 16,996
Wintershall Dea Finance BV, 1.82%, 09/25/31
(c)
EUR 800 727,190
43,549,486
Paper & Forest Products — 0.0%
ProGroup AG
(c)
5.13% , 04/15/29 .................. 78 84,178
5.38% , 04/15/31 .................. 100 107,622
191,800
Passenger Airlines — 0.1%
Air Canada, 3.88%, 08/15/26
(b)
.......... USD 32 30,542
American Airlines, Inc.
(b)
5.50% , 04/20/26 .................. 23 23,094
5.75% , 04/20/29 .................. 43 42,657
8.50% , 05/15/29 .................. 55 58,105
Azul Secured Finance LLP, 11.93%, 08/28/28
(b)
299 303,999
Singapore Airlines Ltd.
(c)
3.00% , 07/20/26 .................. 200 190,134
5.25% , 03/21/34 .................. 200 201,188
United Airlines, Inc., 4.63%, 04/15/29
(b)
..... 34 31,620
VistaJet Malta Finance plc
(b)
7.88% , 05/01/27 .................. 25 21,136
6.38% , 02/01/30 .................. 50 36,856
939,331
Personal Care Products — 0.0%
(b)
Coty, Inc.
4.75% , 01/15/29 .................. 6 5,678
6.63% , 07/15/30 .................. 26 26,403
Prestige Brands, Inc., 3.75%, 04/01/31 ..... 26 22,637
54,718
Pharmaceuticals — 0.3%
1375209 BC Ltd., 9.00%, 01/30/28
(b)
...... 32 31,360
Bayer AG, (5-Year EUR Swap Annual + 4.46%),
5.38%, 03/25/82
(a) (c)
............... EUR 700 700,443
Bayer US Finance LLC, 6.88%, 11/21/53
(b)
.. USD 745 764,344
Catalent Pharma Solutions, Inc.
(b)
5.00% , 07/15/27 .................. 29 28,557
3.13% , 02/15/29 .................. 78 74,535
3.50% , 04/01/30 .................. 13 12,381
Merck KGaA, (5-Year EURIBOR ICE Swap
Rate + 2.94%), 2.88%, 06/25/79
(a) (c)
..... EUR 700 702,331
Teva Pharmaceutical Finance Netherlands II
BV, 7.88%, 09/15/31 .............. 581 725,535
Teva Pharmaceutical Finance Netherlands III
BV, 3.15%, 10/01/26 .............. USD 174 162,198
3,201,684
Professional Services — 0.0%
(b)
CoreLogic, Inc., 4.50%, 05/01/28 ........ 103 92,356
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 74 68,307
KBR, Inc., 4.75%, 09/30/28 ............ 49 45,058

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Income Fund
42
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Professional Services (continued)
Science Applications International Corp.,
4.88%, 04/01/28 ................. USD 50 $ 47,744
253,465
Real Estate Management & Development — 0.5%
Anywhere Real Estate Group LLC
Series AI , 7.00% , 04/15/30 ........... 28 25,288
7.00% , 04/15/30
(b)
................. 28 24,695
Aroundtown SA
(c)
1.63% , 01/31/28 .................. EUR 800 718,902
1.45% , 07/09/28 .................. 800 707,648
Cushman & Wakefield US Borrower LLC
(b)
6.75% , 05/15/28 .................. USD 12 11,850
8.88% , 09/01/31 .................. 43 45,441
Fantasia Holdings Group Co. Ltd.
(c)(e)(l)
12.25% , 10/18/22 ................. 755 11,325
11.75% , 04/17/24 ................. 5,280 79,200
7.95% , 07/05/24 .................. 750 11,250
15.00% , 12/18/24 ................. 200 3,000
10.88% , 01/09/25 ................. 330 4,950
Fastighets AB Balder, 1.25%, 01/28/28
(c)
.... EUR 790 731,863
Heimstaden Bostad Treasury BV, 1.38%,
03/03/27
(c)
..................... 779 713,335
Howard Hughes Corp. (The), 4.38%, 02/01/31
(b)
USD 35 30,393
JGC Ventures Pte. Ltd.
(c)(j)
5.00% , ( 5.00 % Cash or 3.00 % PIK),
06/30/25
(e) (l)
................... 1,792 640,186
5.00% , ( 5.00 % Cash or 5.00 % PIK),
06/30/25 ..................... 112 36,717
LEG Immobilien SE, 0.75%, 06/30/31
(c)
.... EUR 800 689,319
Longfor Group Holdings Ltd., 3.38%, 04/13/27
(c)
USD 200 126,000
Sinochem Offshore Capital Co. Ltd., 2.38%,
09/23/31
(c)
..................... 250 207,266
Vonovia SE, 0.50%, 09/14/29
(c)
......... EUR 800 715,970
5,534,598
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
..................... USD 50 45,638
Link Finance Cayman 2009 Ltd. (The), 2.88%,
07/21/26
(c)
..................... 200 189,625
235,263
Semiconductors & Semiconductor Equipment — 0.8%
Broadcom, Inc.
(b)
1.95% , 02/15/28 .................. 2,662 2,373,734
3.75% , 02/15/51 .................. 5,000 3,787,279
Entegris, Inc.
(b)
4.38% , 04/15/28 .................. 47 44,174
4.75% , 04/15/29 .................. 113 108,294
Infineon Technologies AG, (5-Year EUR Swap
Annual + 4.00%), 3.63%
(a) (c) (i)
......... EUR 700 733,302
NXP BV, 4.40%, 06/01/27 ............. USD 1,405 1,377,139
Synaptics, Inc., 4.00%, 06/15/29
(b)
........ 47 42,300
TSMC Global Ltd., 2.25%, 04/23/31
(c)
...... 200 169,562
8,635,784
Software — 0.8%
Boxer Parent Co., Inc.
(b)
7.13% , 10/02/25 .................. 64 64,057
9.13% , 03/01/26 .................. 74 73,973
Camelot Finance SA, 4.50%, 11/01/26
(b)
.... 51 49,070
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
.. 43 44,619
Central Parent, Inc., 7.25%, 06/15/29
(b)
..... 12 12,250
Clarivate Science Holdings Corp.
(b)
3.88% , 07/01/28 .................. 119 110,098
4.88% , 07/01/29 .................. 86 79,561
Security
Par (000)
Par (000) Value
Software (continued)
Cloud Software Group, Inc.
(b)
6.50% , 03/31/29 .................. USD 389 $ 369,146
9.00% , 09/30/29 .................. 160 153,459
Elastic NV, 4.13%, 07/15/29
(b)
.......... 51 45,895
Fair Isaac Corp., 4.00%, 06/15/28
(b)
....... 45 42,032
McAfee Corp., 7.38%, 02/15/30
(b)
........ 77 70,613
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
..... 57 54,989
Oracle Corp.
3.95% , 03/25/51 .................. 8,055 6,137,394
5.55% , 02/06/53 .................. 1,335 1,305,943
PTC, Inc., 4.00%, 02/15/28
(b)
........... 7 6,542
Sabre GLBL, Inc.
(b)
8.63% , 06/01/27 .................. 70 61,427
11.25% , 12/15/27 ................. 6 5,631
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
. 90 87,998
UKG, Inc., 6.88%, 02/01/31
(b)
........... 332 338,217
Veritas US, Inc., 7.50%, 09/01/25
(b)
....... 50 45,843
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
88 79,215
9,237,972
Specialized REITs — 1.1%
American Tower Corp.
0.95% , 10/05/30 .................. EUR 786 715,831
2.95% , 01/15/51 .................. USD 6,233 4,019,120
Equinix, Inc., 1.80%, 07/15/27 .......... 7,864 7,049,586
Iron Mountain, Inc., 7.00%, 02/15/29
(b)
..... 62 63,181
SBA Communications Corp.
3.88% , 02/15/27 .................. 38 36,141
3.13% , 02/01/29 .................. 68 60,011
11,943,870
Specialty Retail — 0.6%
Arko Corp., 5.13%, 11/15/29
(b)
.......... 47 38,901
Asbury Automotive Group, Inc.
4.50% , 03/01/28 .................. 5 4,761
5.00% , 02/15/32
(b)
................. 33 29,899
Carvana Co.
(b)(j)
12.00% , ( 12.00 % Cash or 12.00 % PIK),
12/01/28 ..................... 16 14,993
13.00% , ( 13.00 % Cash or 13.00 % PIK),
06/01/30 ..................... 16 14,899
14.00% , ( 14.00 % Cash or 14.00 % PIK),
06/01/31 ..................... 24 22,697
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
... 34 31,609
Lowe's Cos., Inc.
3.00% , 10/15/50 .................. 4,146 2,715,622
5.63% , 04/15/53 .................. 3,910 3,949,129
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
................ 43 42,712
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
... 184 180,476
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b) (j)
............ 108 107,895
7,153,593
Technology Hardware, Storage & Peripherals — 0.0%
Seagate HDD Cayman, 8.50%, 07/15/31
(b)
.. 109 117,792
Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc., 4.25%, 03/15/29
(b)
.......... 48 43,883
European TopSoho SARL, Series SMCP,
4.00%, 10/14/24
(c) (e) (k) (l)
............. EUR 1,100 474,694
Hanesbrands, Inc., 4.88%, 05/15/26
(b)
..... USD 46 44,787
Kontoor Brands, Inc., 4.13%, 11/15/29
(b)
.... 48 43,082
Levi Strauss & Co., 3.50%, 03/01/31
(b)
..... 34 29,828
William Carter Co. (The), 5.63%, 03/15/27
(b)
.. 44 43,701
679,975

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Income Fund
Schedules of Investments
43
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Tobacco — 1.0%
Altria Group, Inc., 4.40%, 02/14/26 ....... USD 63 $ 62,060
BAT Capital Corp., 2.26%, 03/25/28 ...... 12,726 11,328,519
11,390,579
Trading Companies & Distributors — 0.1%
Beacon Roofing Supply, Inc.
(b)
4.13% , 05/15/29 .................. 21 19,047
6.50% , 08/01/30 .................. 33 33,486
BOC Aviation Ltd., 2.63%, 01/17/25
(c)
...... 200 195,108
Fortress Transportation & Infrastructure
Investors LLC
(b)
5.50% , 05/01/28 .................. 49 47,477
7.88% , 12/01/30 .................. 49 51,456
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
..................... 24 22,070
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
..................... 28 25,634
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
..... 70 68,753
Imola Merger Corp., 4.75%, 05/15/29
(b)
..... 45 42,194
SRS Distribution, Inc.
(b)
4.63% , 07/01/28 .................. 80 80,585
6.13% , 07/01/29 .................. 90 91,778
6.00% , 12/01/29 .................. 64 65,376
United Rentals North America, Inc.
(b)
6.00% , 12/15/29 .................. 88 88,583
6.13% , 03/15/34 .................. 20 20,025
WESCO Distribution, Inc.
(b)
7.25% , 06/15/28 .................. 4 4,084
6.38% , 03/15/29 .................. 26 26,267
6.63% , 03/15/32 .................. 26 26,421
908,344
Transportation Infrastructure — 0.1%
HPHT Finance 21 II Ltd., 1.50%, 09/17/26
(c)
.. 300 273,281
Rand Parent LLC, 8.50%, 02/15/30
(b)
...... 3 2,971
SGL Group ApS, (3-mo. EURIBOR + 4.75%),
8.64%, 04/22/30
(a) (b) (c)
.............. EUR 124 132,440
Shanghai Port Group BVI Development Co.
Ltd., 1.50%, 07/13/25
(c)
............. USD 200 190,233
598,925
Wireless Telecommunication Services — 0.7%
Bharti Airtel Ltd., 4.38%, 06/10/25
(c)
....... 200 196,814
Globe Telecom, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.53%), 4.20%
(a) (c) (i)
............... 200 192,125
Kenbourne Invest SA
6.88% , 11/26/24
(b)
................. 11 5,342
4.70% , 01/22/28
(c)
................. 200 71,000
Liberty Costa Rica Senior Secured Finance,
10.88%, 01/15/31
(b)
............... 271 285,058
Millicom International Cellular SA
5.13% , 01/15/28
(c)
................. 225 213,961
7.38% , 04/02/32
(b)
................. 280 280,000
T-Mobile USA, Inc.
2.05% , 02/15/28 .................. 1,922 1,722,128
5.05% , 07/15/33 .................. 3,500 3,462,005
VF Ukraine PAT, 6.20%, 02/11/25
(c)
....... 428 353,100
Vodafone Group plc, (5-Year EUR Swap Annual
+ 3.43%), 4.20%, 10/03/78
(a) (c)
........ EUR 670 709,074
7,490,607
Total Corporate Bonds — 39 .2%
(Cost: $ 461,594,209 ) .............................. 442,041,062
Security
Par (000)
Par (000) Value
Fixed Rate Loan Interests
Diversified Telecommunication Services — 0.0%
Level 3 Financing, Inc., Term Loan B1 ,
11.89%
,
04/15/29 ................. USD 175 $ 173,459
Level 3 Financing, Inc., Term Loan B2 ,
11.89%
,
04/15/30
(g)
................ 176 174,951
348,410
Health Care Technology — 0.0%
Cotiviti Holdings, Inc., Term Loan , 02/21/31
(n)
. 280 280,350
Media — 0.1%
AVSC Holding Corp., 1st Lien Term Loan B3 ,
15.00%
,
10/15/26 ................. 375 391,068
Clear Channel International BV, Term Loan ,
08/12/27
(g) (n)
..................... 245 243,775
634,843
Total Fixed Rate Loan Interests — 0 .1%
(Cost: $ 1,235,348 ) ............................... 1,263,603
Floating Rate Loan Interests
Aerospace & Defense — 0.5%
(a)
Atlas CC Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.85%
,
05/25/28 ............ 869 811,438
Atlas CC Acquisition Corp., 1st Lien Term Loan
C , (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.85%
,
05/25/28 ............ 177 165,200
Bleriot U.S. Bidco, Inc., Term Loan , (3-mo. CME
Term SOFR + 4.00%), 9.57%
,
10/30/28 ... 258 259,106
Cobham Ultra SeniorCo SARL, Facility Term
Loan B , (6-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 9.01%
,
08/03/29 ....... 309 303,192
Dynasty Acquisition Co., Inc., Term Loan
B1 , (1-mo. CME Term SOFR + 3.50%),
8.83%
,
08/24/28 .................. 1,000 1,000,634
Dynasty Acquisition Co., Inc., Term Loan B2 ,
08/24/28
(n)
...................... 385 385,819
Kaman Corp., Term Loan , 03/27/31
(n)
...... 100 100,063
Peraton Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.18%
,
02/01/28 .................. 646 644,997
Peraton Corp., 2nd Lien Term Loan B1 , (3-mo.
CME Term SOFR at 0.75% Floor + 7.75%),
13.18%
,
02/01/29 ................. 299 299,397
Setanta Aircraft Leasing DAC, Term Loan ,
(3-mo. CME Term SOFR + 2.00%),
7.56%
,
11/05/28 .................. 290 290,107
TransDigm, Inc., Term Loan , (3-mo. CME Term
SOFR + 3.25%), 8.60%
,
08/24/28 ...... 646 647,605
TransDigm, Inc., Term Loan J , (3-mo. CME
Term SOFR + 3.25%), 8.56%
,
02/28/31 ... 221 222,472
TransDigm, Inc., Term Loan K , (3-mo. CME
Term SOFR + 2.75%), 8.06%
,
03/22/30 ... 73 73,107
5,203,137
Automobile Components — 0.1%
(a)
Champions Holdco, Inc., Term Loan ,
(3-mo. CME Term SOFR + 4.75%),
10.07%
,
02/23/29
(g)
................ 593 594,482
Clarios Global LP, 1st Lien Term Loan ,
(1-mo. CME Term SOFR + 3.00%),
8.33%
,
05/06/30 .................. 625 625,499

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Income Fund
44
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobile Components (continued)
Tenneco, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 4.75%),
10.17% - 10.40%
,
11/17/28 ........... USD 323 $ 303,404
1,523,385
Automobiles — 0.0%
Dealer Tire Financial LLC, Term Loan B3 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.08%
,
12/14/27
(a) (g)
.......... 458 460,550
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.66%
,
01/24/29 .................. 1,060 989,276
Naked Juice LLC, 2nd Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.40%
,
01/24/30 ................. 763 614,766
1,604,042
Broadline Retail — 0.1%
(a)
Fanatics Commerce Intermediate Holdco LLC,
Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 3.25%), 8.69%
,
11/24/28 ... 152 151,816
Sally Holdings LLC, Term Loan , (1-mo. CME
Term SOFR + 2.25%), 7.58%
,
02/28/30 ... 140 139,416
StubHub Holdco Sub, LLC, Term Loan
B , (1-mo. CME Term SOFR + 4.75%),
10.08%
,
03/15/30 ................. 1,325 1,324,514
1,615,746
Building Products — 0.2%
(a)
AZZ, Inc., Term Loan , (1-mo. CME Term SOFR
at 0.50% Floor + 3.25%), 8.58%
,
05/13/29 . 247 247,930
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.08%
,
11/03/28 .................. 157 157,196
Cornerstone Building Brands, Inc., Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.68%
,
04/12/28 ............ 170 168,543
CP Atlas Buyer, Inc., Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%), 4.25%
- 9.18%
,
11/23/27 ................. 305 300,583
CP Iris Holdco I, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.18%
,
10/02/28 ............ 75 74,693
CPG International LLC, Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.93%
,
04/28/29 .................. 404 404,095
Wilsonart LLC, Term Loan E , (3-mo. CME
Term SOFR at 1.00% Floor + 3.25%),
8.65%
,
12/31/26 .................. 593 593,473
1,946,513
Capital Markets — 0.3%
(a)
Aretec Group, Inc., Term Loan B1 , (1-mo. CME
Term SOFR + 4.50%), 9.93%
,
08/09/30 ... 144 144,995
Ascensus Group Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.94%
,
08/02/28 ....... 352 349,853
Axalta Coating Systems Dutch Holding B BV,
Term Loan B , (3-mo. CME Term SOFR at
0.50% Floor + 2.00%), 7.33%
,
12/20/29 .. 346 346,666
Azalea TopCo, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR + 3.50%),
8.94% , 07/24/26 ................ 293 290,628
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.19% , 07/24/26 .......... USD 361 $ 358,301
Castlelake Aviation One DAC, Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.83% , 10/22/26 .......... 420 419,840
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.08% , 10/22/27 .......... 156 156,090
Focus Financial Partners LLC, Term Loan B4 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.83%
,
06/30/28 ............ 460 458,228
Focus Financial Partners LLC, Term Loan B7 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.08%
,
06/30/28 ............ 324 322,492
ION Trading Finance Ltd., Term Loan ,
(3-mo. CME Term SOFR + 4.75%),
10.15%
,
04/01/28 ................. 145 145,041
Learning Care Group US No. 2, Inc., Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 4.75%), 10.06% - 10.09%
,
08/11/28 54 53,741
Osaic Holdings, Inc., Term Loan B2 ,
(1-mo. CME Term SOFR + 4.50%),
9.83%
,
08/17/28 .................. 772 774,364
3,820,239
Chemicals — 0.5%
(a)
ARC Falcon I, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.93%
,
09/30/28 .................. 395 394,404
Aruba Investments Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 9.43%
,
11/24/27 ....... 304 302,510
Ascend Performance Materials Operations
LLC, Term Loan , (6-mo. CME Term SOFR at
0.75% Floor + 4.75%), 10.07%
,
08/27/26 .. 143 140,274
Chemours Co., (The), Term Loan B3 , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.83%
,
08/18/28 .................. 290 288,097
CPC Acquisition Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.32%
,
12/29/27 ............ 97 81,422
Derby Buyer LLC, Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 4.25%),
9.58%
,
11/01/30 .................. 536 538,846
Ecovyst Catalyst Technologies LLC, Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.91%
,
06/09/28 ............ 316 315,526
Element Solutions, Inc., Term Loan B2 ,
(1-mo. CME Term SOFR + 2.00%),
7.33%
,
12/18/30 .................. 692 692,180
HB Fuller Co., Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.33%
,
02/15/30 .................. 72 72,507
Herens Holdco SARL, Facility Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 9.33%
,
07/03/28 ............ 317 297,744
Ineos US Finance LLC, Term Loan , (1-mo. CME
Term SOFR + 3.50%), 8.93%
,
02/18/30 ... 143 142,716
LSF11 A5 Holdco LLC, Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.94% , 10/15/28 .......... 381 380,446
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.68% , 10/15/28 .......... 70 70,503

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Income Fund
Schedules of Investments
45
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
Momentive Performance Materials, Inc., Term
Loan , (1-mo. CME Term SOFR + 4.50%),
9.83%
,
03/29/28 .................. USD 549 $ 538,913
Nouryon Finance BV, Term Loan , (3-mo. CME
Term SOFR + 4.00%), 9.42%
,
04/03/28 ... 222 222,654
Olympus Water US Holding Corp., Term Loan
B4 , (3-mo. CME Term SOFR at 0.50% Floor
+ 4.25%), 9.57%
,
11/09/28 ........... 225 225,294
Oxea Holding Vier GmbH, Term Loan B2 ,
(3-mo. CME Term SOFR + 3.50%),
8.91%
,
10/14/24 .................. 389 379,787
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 1.00% Floor
+ 4.00%), 9.44%
,
03/16/27 ........... 161 161,055
Sparta US HoldCo LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.69%
,
08/02/28 ............ 364 363,544
WR Grace Holdings LLC, Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.32%
,
09/22/28 .................. 381 381,167
5,989,589
Commercial Services & Supplies — 0.5%
(a)
Action Environmental Group, Inc., (The),
Delayed Draw Term Loan , 10/24/30
(g) (n)
... 23 22,997
Action Environmental Group, Inc., (The), Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 9.82%
,
10/24/30
(g)
...... 150 149,994
Allied Universal Holdco LLC, Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.18% , 05/12/28 .......... 759 757,409
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 10.08% , 05/12/28 .......... 80 79,756
Amentum Government Services Holdings
LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 4.00%),
9.33%
,
02/15/29 .................. 200 199,992
Aramark Intermediate HoldCo Corp., Term
Loan B5 , (1-mo. CME Term SOFR + 2.50%),
7.94%
,
04/06/28 .................. 355 354,754
Aramark Intermediate HoldCo Corp., Term
Loan B6 , (1-mo. CME Term SOFR + 2.50%),
7.94%
,
06/22/30 .................. 171 171,031
Asplundh Tree Expert LLC, Term Loan ,
(1-mo. CME Term SOFR + 1.75%),
7.18%
,
09/07/27 .................. 286 285,765
Clean Harbors, Inc., Term Loan , (1-mo. CME
Term SOFR + 1.75%), 7.19%
,
10/08/28 ... 459 459,596
Covanta Holding Corp., Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.83%
,
11/30/28 .................. 278 277,227
Covanta Holding Corp., Term Loan C , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.83%
,
11/30/28 .................. 22 21,650
Garda World Security Corp., Term Loan ,
(3-mo. CME Term SOFR + 4.25%),
9.58%
,
02/01/29 .................. 111 111,070
GFL Environmental, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.82%
,
05/31/27 .................. 163 163,970
JFL-Tiger Acquisition Co., Inc. Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
5.00%), 10.32%
,
10/17/30 ............ 138 137,697
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
LABL, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 5.00%),
10.43%
,
10/29/28 ................. USD 223 $ 218,111
Minimax Viking GmbH, Facility Term Loan B ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 8.19%
,
07/31/28 ............ 50 49,771
PECF USS Intermediate Holding III Corp., Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 0.00% - 9.82%
,
12/15/28 . 250 189,412
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1 , (3-mo. CME Term SOFR +
2.50%), 7.81%
,
10/13/30 ............ 212 212,467
Tempo Acquisition LLC, Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
8.08%
,
08/31/28 .................. 914 916,550
TruGreen LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
9.43%
,
11/02/27 .................. 506 491,608
Vestis Corp., Term Loan B1 , (3-mo. CME Term
SOFR + 2.25%), 7.58%
,
02/22/31 ...... 81 80,899
Viad Corp., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 5.00%),
10.44%
,
07/30/28 ................. 361 361,183
5,712,909
Communications Equipment — 0.1%
(a)
Ciena Corp. Term Loan , (1-mo. CME Term
SOFR + 2.00%), 7.33%
,
10/24/30 ...... 397 397,228
ViaSat, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.83% , 03/02/29 .......... 295 285,026
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.93% , 05/30/30 .......... 141 136,648
818,902
Construction & Engineering — 0.2%
(a)
Brand Industrial Services, Inc., Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
5.50%), 10.81%
,
08/01/30 ............ 1,076 1,079,719
Legence Holdings LLC, Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.50%),
8.93%
,
12/16/27 .................. 55 54,567
Pike Corp., Term Loan , (1-mo. CME Term
SOFR + 3.00%), 8.44%
,
01/21/28 ...... 394 394,748
USIC Holdings, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.50%),
9.06% - 9.07%
,
05/12/28 ............ 249 247,894
1,776,928
Construction Materials — 0.2%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan , (1-mo. CME Term SOFR +
2.00%), 7.33%
,
01/31/31 ............ 357 357,331
New AMI I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.33%
,
03/08/29 ................. 305 290,617
Oscar AcquisitionCo LLC, Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 4.50%),
9.90%
,
04/29/29 .................. 231 231,044
Quikrete Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR + 2.75%),
8.19%
,
03/19/29 .................. 149 148,861
Quikrete Holdings, Inc., Term Loan B ,
03/25/31
(n)
...................... 184 184,077

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Income Fund
46
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Construction Materials (continued)
Smyrna Ready Mix Concrete LLC, Term
Loan , (1-mo. CME Term SOFR + 3.50%),
8.83%
,
04/02/29
(g)
................. USD 133 $ 133,343
Standard Building Solutions, Inc., Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.69%
,
09/22/28 ............ 555 554,597
Summit Materials LLC, Term Loan B2 ,
(3-mo. CME Term SOFR + 2.50%),
7.83%
,
01/12/29 .................. 176 176,748
2,076,618
Consumer Staples Distribution & Retail — 0.0%
US Foods, Inc., Term Loan B , (1-mo. CME Term
SOFR + 2.00%), 7.44%
,
09/13/26
(a)
..... 358 358,301
Containers & Packaging — 0.2%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 3.50%), 8.83%
,
12/01/27 ....... 902 903,242
Mauser Packaging Solutions Holding Co., Term
Loan , (1-mo. CME Term SOFR + 4.00%),
9.33%
,
08/14/26 .................. 307 307,835
Pactiv Evergreen, Inc., Term Loan B2 ,
(1-mo. CME Term SOFR + 3.25%),
8.69%
,
02/05/26 .................. 144 144,780
Pregis TopCo LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR + 3.75%),
9.08%
,
07/31/26 .................. 151 150,804
Trident TPI Holdings, Inc., Term Loan B3 ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.57%
,
09/15/28 ............ 428 427,955
1,934,616
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.32%
,
10/28/27
(a)
................. 436 410,311
Diversified Consumer Services — 0.3%
(a)
Ascend Learning LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.93%
,
12/11/28 ............. 157 156,153
Ascend Learning LLC, 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.75%), 11.18%
,
12/10/29 ............ 76 74,421
Bright Horizons Family Solutions LLC, Term
Loan B , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 7.69%
,
11/24/28 ....... 472 471,134
Kuehg Corp., Term Loan , (3-mo. CME
Term SOFR at 0.50% Floor + 5.00%),
10.30%
,
06/12/30 ................. 328 328,712
Sotheby's, Term Loan , (3-mo. CME Term SOFR
at 0.50% Floor + 4.50%), 10.08%
,
01/15/27 853 835,114
Spring Education Group, Inc., Term Loan ,
(3-mo. CME Term SOFR + 4.50%),
9.81%
,
09/29/30 .................. 395 396,606
Veritas US, Inc., Term Loan B , (1-mo. CME
Term SOFR at 1.00% Floor + 5.00%),
10.44%
,
09/01/25 ................. 265 244,430
Wand Newco 3, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR + 3.75%), 0.00% -
9.08%
,
01/30/31 .................. 490 491,147
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
WCG Purchaser Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 1.00% Floor +
4.00%), 9.44%
,
01/08/27 ............ USD 230 $ 229,550
3,227,267
Diversified REITs — 0.0%
RHP Hotel Properties LP, Term Loan B ,
(1-mo. CME Term SOFR + 2.75%),
8.08%
,
05/18/30
(a)
................. 156 155,721
Diversified Telecommunication Services — 0.4%
(a)
Altice France SA, Term Loan B14 , (3-mo. CME
Term SOFR + 5.50%), 10.81%
,
08/15/28 .. 552 436,595
Connect Finco SARL, Term Loan , (1-mo.
CME Term SOFR at 1.00% Floor + 3.50%),
8.83%
,
12/11/26 .................. 336 335,797
Connect Finco SARL, Term Loan B , 09/13/29
(n)
299 293,839
Consolidated Communications, Inc., Term Loan
B1 , (1-mo. CME Term SOFR at 0.75% Floor
+ 3.50%), 8.94%
,
10/02/27 ........... 91 85,864
Iridium Satellite LLC, Term Loan B3 , (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
7.83%
,
09/20/30 .................. 383 382,265
Lumen Technologies, Inc. Term Loan B1 ,
(1-mo. CME Term SOFR + 0.00%),
7.79%
,
04/15/29 .................. 201 149,267
Lumen Technologies, Inc. Term Loan B2 ,
(1-mo. CME Term SOFR + 0.00%),
7.79%
,
04/15/30
(g)
................. 206 152,357
Lumen Technologies, Inc., Term Loan ,
01/01/28
(g) (n)
..................... 25 21,613
Orbcomm, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
9.69% - 9.85%
,
09/01/28 ............ 325 313,943
Radiate Holdco LLC, Term Loan B , (1-mo. CME
Term SOFR at 0.75% Floor + 3.25%), 0.00%
- 8.69%
,
09/25/26 ................. 693 578,439
Virgin Media Bristol LLC, Facility Term Loan
Q , (1-mo. CME Term SOFR + 3.25%),
8.69%
,
01/31/29 .................. 291 287,602
Zayo Group Holdings, Inc., Term Loan ,
(1-mo. CME Term SOFR + 3.00%),
8.44%
,
03/09/27 .................. 1,189 1,041,005
4,078,586
Electric Utilities — 0.0%
NRG Energy, Inc., Term Loan , 03/27/31
(a) (n)
.. 326 325,390
Electrical Equipment — 0.1%
Arcline FM Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
4.75%), 10.32%
,
06/23/28
(a)
........... 574 573,692
Electronic Equipment, Instruments & Components — 0.0%
Coherent Corp., Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.75%),
8.19%
,
07/02/29
(a)
................. 277 276,764
Energy Equipment & Services — 0.0%
Lealand Finance Co. BV, Term Loan
(a)
(1-mo. CME Term SOFR + 3.00%),
8.44% , 06/28/24
(g)
............... 17 8,583
(1-mo. CME Term SOFR + 1.00%),
6.44% , 06/30/25 ................ 122 47,077
55,660

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Income Fund
Schedules of Investments
47
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Entertainment — 0.6%
(a)
AMC Entertainment Holdings, Inc., Term Loan
B1 , (1-mo. CME Term SOFR + 3.00%),
8.44%
,
04/22/26 .................. USD 894 $ 747,688
Aristocrat Technologies, Inc., Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.66%
,
05/24/29 ............ 107 107,134
Cirque du Soleil Canada, Inc., Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.55%
,
03/08/30 ............ 233 232,578
City Football Group Ltd., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.44%
,
07/21/28 .................. 448 447,252
Creative Artists Agency LLC, Term Loan B ,
11/27/28
(n)
...................... 506 506,118
Formula One Management Ltd., Facility 1st
Lien Term Loan B , (3-mo. CME Term SOFR
at 0.50% Floor + 2.25%), 7.56%
,
01/15/30 . 484 484,121
Live Nation Entertainment, Inc., Term Loan
B4 , (1-mo. CME Term SOFR + 1.75%),
7.18%
,
10/19/26 .................. 842 840,579
Motion Acquisition Ltd., Facility Term Loan B ,
11/12/29
(n)
...................... 301 300,321
NEP Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR + 3.25%),
8.69%
,
08/19/26 .................. 485 459,940
Playtika Holding Corp., Term Loan B1 ,
(1-mo. CME Term SOFR + 2.75%),
8.19%
,
03/13/28 .................. 574 574,328
SMG US Midco 2, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR + 2.50%),
8.07%
,
01/23/25 .................. 293 293,031
UFC Holdings LLC, 1st Lien Term Loan B3 ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.75%), 8.34%
,
04/29/26 ............ 343 343,270
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1 , (1-mo. CME Term
SOFR + 2.75%), 8.19%
,
05/18/25 ...... 719 717,718
WMG Acquisition Corp., Term Loan ,
(1-mo. CME Term SOFR + 2.00%),
7.33%
,
01/24/31 .................. 736 733,716
6,787,794
Financial Services — 0.5%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien
Term Loan B1 , (1-mo. CME Term SOFR at
0.50% Floor + 3.50%), 8.93%
,
12/21/28 .. 300 301,217
Belron Finance US LLC, Term Loan
(3-mo. CME Term SOFR + 2.25%),
7.82% , 11/13/25 ................ 88 88,200
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 7.58% , 04/13/28 .......... 695 695,039
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.66% , 04/18/29 .......... 105 105,470
Boost Newco Borrower LLC, Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.31%
,
01/31/31 .................. 617 618,672
Cogeco Communications Finance LP, Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 7.94%
,
09/01/28 ....... 291 283,528
Deerfield Dakota Holding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00%
Floor + 3.75%), 9.06%
,
04/09/27 ....... 1,337 1,330,103
Security
Par (000)
Par (000) Value
Financial Services (continued)
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.75%
Floor + 6.75%), 12.32%
,
04/07/28 ...... USD 399 $ 397,504
HIG Finance 2 Ltd., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.83%
,
02/15/31 .................. 185 185,017
LBM Acquisition LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.18%
,
12/17/27 ............ 138 137,546
Lions Gate Capital Holdings LLC, Term Loan
B , (1-mo. CME Term SOFR + 2.25%),
7.68%
,
03/24/25
(g)
................. 359 358,170
Sotera Health Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 2.75%), 8.19%
,
12/11/26 ....... 580 577,246
UPC Financing Partnership, Facility Term Loan
AX , (1-mo. CME Term SOFR + 3.00%),
8.44%
,
01/31/29 .................. 219 218,056
White Cap Supply Holdings LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.08%
,
10/19/27 ............ 292 293,020
5,588,788
Food Products — 0.3%
(a)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR +
3.75%), 9.19%
,
10/01/25 ............ 357 350,567
B&G Foods, Inc., Term Loan B4 , (1-mo. CME
Term SOFR + 2.50%), 7.83%
,
10/10/26 ... 88 88,008
Chobani LLC, Term Loan
(1-mo. CME Term SOFR at 1.00% Floor +
3.50%), 8.94% , 10/25/27 .......... 870 871,319
(1-mo. CME Term SOFR + 3.75%),
9.08% , 10/25/27 ................ 179 179,445
Froneri International Ltd., Facility 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR + 2.25%),
7.68%
,
01/29/27 .................. 795 795,537
H-Food Holdings LLC, Term Loan , (3-mo. CME
Term SOFR + 3.69%), 9.29%
,
05/23/25 ... 111 79,906
Nomad Foods Ltd., Facility Term Loan B4 ,
(6-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.27%
,
11/13/29 ............. 281 281,353
Triton Water Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.81%
,
03/31/28 ............ 306 302,365
Utz Quality Foods LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR + 3.00%),
8.44%
,
01/20/28 .................. 526 526,583
3,475,083
Ground Transportation — 0.1%
(a)
AIT Worldwide Logistics Holdings, Inc., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.75% Floor + 4.75%), 10.17%
,
04/06/28 .. 279 279,211
Avis Budget Car Rental LLC, Term Loan
B , (1-mo. CME Term SOFR + 1.75%),
7.19%
,
08/06/27 .................. 240 238,458
Genesee & Wyoming, Inc., Term Loan ,
(3-mo. CME Term SOFR + 2.00%),
7.40%
,
12/30/26 .................. 142 142,005
Uber Technologies, Inc., Term Loan ,
(3-mo. CME Term SOFR + 2.75%),
8.08%
,
03/03/30 .................. 469 470,879
1,130,553

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Income Fund
48
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies — 0.2%
(a)
Bausch + Lomb Corp., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.68% , 05/10/27 .......... USD 616 $ 607,701
(1-mo. CME Term SOFR + 4.00%),
9.33% , 09/29/28 ................ 217 216,504
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.68%
,
11/03/28 .................. 739 737,921
Insulet Corp., Term Loan , (1-mo. CME Term
SOFR + 3.00%), 8.33%
,
05/04/28 ...... 72 71,574
Medline Borrower LP, Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.00%),
8.44%
,
10/23/28 .................. 980 982,254
2,615,954
Health Care Providers & Services — 0.3%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.69%
,
09/29/28 ....... 467 467,356
CNT Holding I Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.82%
,
11/08/27 ............. 484 484,477
Electron Bidco, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.44%
,
11/01/28 .................. 588 589,268
EyeCare Partners LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR + 3.75%),
9.32% , 02/18/27 ................ —
(o)
123
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.32% , 11/15/28 ........... 80 41,553
EyeCare Partners LLC, 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
6.75%), 12.32%
,
11/15/29 ............ 513 176,894
MED ParentCo. LP, 1st Lien Term Loan ,
(1-mo. CME Term SOFR + 4.25%),
9.69%
,
08/31/26 .................. 78 77,406
Medical Solutions Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.68%
,
11/01/28 ....... —
(o)
83
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 7.00%), 12.43%
,
11/01/29 ...... 404 322,336
Option Care Health, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.19%
,
10/27/28 ............ 283 284,026
Surgery Center Holdings, Inc., Term Loan ,
(1-mo. CME Term SOFR + 3.50%),
8.83%
,
12/19/30 .................. 356 357,363
Vizient, Inc., Term Loan B7 , (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.68%
,
05/16/29 .................. 307 307,536
3,108,421
Health Care Technology — 0.4%
(a)
Athenahealth Group, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.58%
,
02/15/29 .................. 769 760,641
Cotiviti Holdings, Inc., Term Loan , 02/24/31
(n)
. 465 463,837
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.41%
,
10/01/27 ............ 747 712,837
Polaris Newco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.57%
,
06/02/28 .................. 1,203 1,190,838
Security
Par (000)
Par (000) Value
Health Care Technology (continued)
Verscend Holding Corp., Term Loan B1 ,
(1-mo. CME Term SOFR + 4.00%),
9.44%
,
08/27/25 .................. USD 566 $ 565,976
Waystar Technologies, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR + 4.00%),
9.33%
,
10/22/29 .................. 228 228,333
3,922,462
Hotels, Restaurants & Leisure — 0.9%
(a)
1011778 BC Unlimited Liability Co., Term Loan
B5 , (1-mo. CME Term SOFR + 2.25%),
7.58%
,
09/20/30 .................. 536 535,070
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR + 3.75%),
9.19%
,
02/02/26 .................. 490 470,861
Alterra Mountain Co., Term Loan B , 05/31/30
(g) (n)
68 68,255
Alterra Mountain Co., Term Loan B3 ,
(1-mo. CME Term SOFR + 3.75%),
9.18%
,
05/31/30
(g)
................. 38 37,856
Bally's Corp., Facility Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.83%
,
10/02/28 .................. 288 269,952
Caesars Entertainment, Inc., Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.66%
,
02/06/30 ............ 279 279,646
Caesars Entertainment, Inc., Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.04%
,
02/06/31 ............ 670 670,000
Carnival Corp., Term Loan , (1-mo. CME
Term SOFR at 0.75% Floor + 3.00%),
8.32%
,
08/09/27 .................. 304 304,246
Churchill Downs, Inc., Term Loan B ,
(1-mo. CME Term SOFR + 2.00%),
7.43%
,
03/17/28 .................. 365 365,246
Fertitta Entertainment LLC, Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.08%
,
01/27/29 ............ 1,046 1,048,137
Flutter Entertainment plc, Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
7.56%
,
11/25/30 .................. 744 743,733
Four Seasons Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 2.00%), 7.43%
,
11/30/29 ....... 859 859,408
Hilton Domestic Operating Co., Inc., Term Loan
B4 , (1-mo. CME Term SOFR + 2.00%),
7.43%
,
11/08/30 .................. 575 575,879
IRB Holding Corp., Term Loan B , (1-mo. CME
Term SOFR at 0.75% Floor + 2.75%),
8.18%
,
12/15/27 .................. 674 673,771
Light & Wonder International, Inc., Term Loan
B1 , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.75%), 8.08%
,
04/14/29 ........... 391 391,586
Packers Holdings LLC, Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.68%
,
03/09/28 .................. 251 158,840
Penn Entertainment, Inc., Facility Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.18%
,
05/03/29 ............ 580 580,440
Playa Resorts Holding BV, Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.58%
,
01/05/29 .................. 108 107,884
Seaworld Parks & Entertainment, Inc., Term
Loan B2 , (1-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 7.83%
,
08/25/28 ....... 115 114,514

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Income Fund
Schedules of Investments
49
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Station Casinos LLC, Term Loan B , 03/14/31
(n)
USD 659 $ 657,728
Whatabrands LLC, Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.69%
,
08/03/28 .................. 687 687,291
Wyndham Hotels & Resorts, Inc., Term Loan
B , (1-mo. CME Term SOFR + 2.25%),
7.68%
,
05/24/30 .................. 217 217,313
9,817,656
Household Durables — 0.2%
(a)
ACProducts Holdings, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 0.00%),
0.00% - 9.81%
,
05/17/28 ............ 396 360,281
Hunter Douglas Holding BV, Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.82%
,
02/26/29 ............ 660 651,495
Serta Simmons Bedding LLC, Term Loan ,
(3-mo. CME Term SOFR at 1.00% Floor +
7.50%), 12.92%
,
06/29/28 ............ 124 111,169
SWF Holdings I Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.44%
,
10/06/28 ............ 629 575,640
Weber-Stephen Products LLC, Term Loan B ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.69%
,
10/30/27 ............ 847 781,285
2,479,870
Independent Power and Renewable Electricity Producers
— 0.1%
(a)
Calpine Construction Finance Co. LP, Term
Loan , (1-mo. CME Term SOFR + 2.25%),
7.58%
,
07/31/30 .................. 292 291,095
Calpine Corp., Term Loan
(1-mo. CME Term SOFR + 2.00%),
7.33% , 01/31/31 ................ 152 151,065
(1-mo. CME Term SOFR + 2.00%),
7.33% , 01/31/31 ................ —
(o)
402
Constellation Renewables LLC, Term Loan ,
(3-mo. CME Term SOFR at 1.00% Floor +
2.50%), 8.10%
,
12/15/27 ............ 340 339,534
782,096
Industrial Conglomerates — 0.0%
EMRLD Borrower LP, Term Loan B ,
(3-mo. CME Term SOFR + 2.50%),
7.79%
,
05/31/30
(a)
................. 494 493,091
Insurance — 0.6%
(a)
Alliant Holdings Intermediate LLC, Term Loan
B6 , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 8.83%
,
11/06/30 ........... 1,536 1,541,482
AmWINS Group, Inc., Term Loan
(1-mo. CME Term SOFR at 0.75% Floor +
2.25%), 7.69% , 02/19/28 .......... 502 501,861
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 8.08% , 02/19/28 .......... 109 108,730
AssuredPartners, Inc., Term Loan
(1-mo. CME Term SOFR + 3.50%),
8.94% , 02/12/27 ................ 711 711,972
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.08% , 02/12/27 .......... 24 23,881
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 0.00% - 8.83% , 02/14/31 ..... 118 118,111
Baldwin Risk Partners LLC, Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.94%
,
10/14/27 ............ 182 181,603
Security
Par (000)
Par (000) Value
Insurance (continued)
Hub International Ltd., Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.57%
,
06/20/30 .................. USD 918 $ 918,599
Jones DesLauriers Insurance Management,
Inc., 1st Lien Term Loan , (3-mo. CME Term
SOFR + 3.50%), 8.80%
,
03/15/30 ...... 280 279,737
Ryan Specialty Group LLC, Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 2.75%),
8.08%
,
09/01/27 .................. 312 311,798
Truist Insurance Holdings, LLC, Term Loan B ,
03/24/31
(n)
...................... 653 651,909
USI, Inc., Term Loan , (3-mo. CME Term SOFR
+ 3.25%), 8.55%
,
09/27/30 ........... 256 255,794
USI, Inc., Term Loan B , (3-mo. CME Term
SOFR + 3.00%), 8.30%
,
11/22/29 ....... 861 861,336
6,466,813
Interactive Media & Services — 0.0%
Acuris Finance US, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.45%
,
02/16/28
(a)
................. 287 286,308
IT Services — 0.4%
(a)
Asurion LLC, 2nd Lien Term Loan B4 ,
(1-mo. CME Term SOFR + 5.25%),
10.69%
,
01/20/29 ................. 427 380,274
Asurion LLC, Term Loan B11 , (1-mo. CME Term
SOFR + 4.25%), 9.68%
,
08/19/28 ...... 61 59,173
Asurion LLC, Term Loan B8 , (1-mo. CME Term
SOFR + 3.25%), 8.69%
,
12/23/26 ...... 658 644,060
Camelot US Acquisition LLC, Term Loan ,
(1-mo. CME Term SOFR + 2.75%),
8.08%
,
01/31/31 .................. 771 770,576
Central Parent LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR + 4.00%),
9.31%
,
07/06/29 .................. 758 760,244
Go Daddy Operating Co. LLC, Term Loan
B4 , (1-mo. CME Term SOFR + 2.00%),
7.44%
,
08/10/27 .................. 562 561,939
Go Daddy Operating Co. LLC, Term Loan
B6 , (1-mo. CME Term SOFR + 2.00%),
7.33%
,
11/09/29 .................. 170 169,629
Magenta Buyer LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 10.57%
,
07/27/28 ............ 248 145,569
Magenta Buyer LLC, 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
8.25%), 13.82%
,
07/27/29 ............ 418 121,128
Sedgwick Claims Management Services, Inc.,
Term Loan , (1-mo. CME Term SOFR +
3.75%), 9.08%
,
02/24/28 ............ 888 889,491
Venga Finance SARL, Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 4.75%),
10.35%
,
06/28/29 ................. 224 223,371
4,725,454
Leisure Products — 0.0%
(a)
Fender Musical Instruments Corp., Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.43%
,
12/01/28 ............ 150 147,356
Peloton Interactive, Inc., Term Loan , (6-mo.
CME Term SOFR at 0.50% Floor + 7.00%),
12.48%
,
05/25/27 ................. 101 101,654
249,010

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Income Fund
50
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services — 0.3%
(a)
Avantor Funding, Inc., Term Loan B5 , (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
0.00% - 7.68%
,
11/08/27 ............. USD 416 $ 416,497
eResearchTechnology, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 1.00% Floor +
4.50%), 9.94%
,
02/04/27 ............ 157 157,786
Fortrea Holdings, Inc., Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.08%
,
07/01/30 .................. 101 101,488
Icon Public Limited Co., Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 7.31% , 07/03/28 .......... 525 525,415
Iqvia, Inc., Term Loan B4 , (3-mo. CME Term
SOFR + 2.00%), 7.31%
,
01/02/31 ...... 308 309,439
Maravai Intermediate Holdings LLC, Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.31%
,
10/19/27 ............ 473 464,358
Parexel International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.69%
,
11/15/28 ............. 684 685,599
Star Parent, Inc., Term Loan , (3-mo. CME Term
SOFR + 4.00%), 9.31%
,
09/27/30 ...... 261 259,238
2,919,820
Machinery — 0.7%
(a)
Albion Financing 3 SARL, Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 5.25%),
0.00% - 10.83%
,
08/17/26 ............ 578 579,626
Barnes Group Inc., Term Loan , (1-mo.
CME Term SOFR + 2.50%), 0.00% -
7.83%
,
08/30/30 .................. 264 263,679
Clark Equipment Co., Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.90%
,
04/20/29 .................. 151 151,560
Columbus McKinnon Corp., Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
8.39%
,
05/14/28
(g)
................. 64 64,400
Filtration Group Corp., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.94% , 10/21/28 .......... 352 352,154
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.69% , 10/21/28 .......... 355 356,036
Gardner Denver, Inc., Term Loan B2 ,
(1-mo. CME Term SOFR + 1.75%),
7.18%
,
03/01/27 .................. 278 277,866
Gates Global LLC, Term Loan B3 , (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
7.93%
,
03/31/27 .................. 400 400,702
Generac Power Systems, Inc., Term Loan ,
(1-mo. CME Term SOFR + 1.75%),
7.18%
,
12/13/26 .................. 75 74,813
Husky Injection Molding Systems Ltd., Term
Loan , (1-mo. CME Term SOFR + 3.00%),
8.44%
,
03/28/25 .................. 726 725,233
Husky Injection Molding Systems Ltd., Term
Loan B , 02/01/29
(n)
................. 660 661,370
Indicor LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.30%
,
11/22/29 .................. 688 691,809
Ingersoll-Rand Services Co., Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Cap +
1.75%), 7.18%
,
03/01/27 ............ 111 111,417
Security
Par (000)
Par (000) Value
Machinery (continued)
Madison IAQ LLC, Term Loan , (1-mo.
LIBOR USD at 0.50% Floor + 3.25%),
8.69%
,
06/21/28 .................. USD 843 $ 841,063
Osmosis Buyer Ltd., Delayed Draw Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
0.00%), 4.25% - 9.58%
,
07/31/28 ....... 319 320,669
SPX Flow, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.93%
,
04/05/29 .................. 452 454,054
TK Elevator Midco GmbH, Facility Term Loan
B1 , 07/30/27
(n)
.................... 753 755,013
Vertiv Group Corp., Term Loan B1 , (1-mo. CME
Term SOFR + 2.50%), 7.94%
,
03/02/27 ... 670 670,990
WEC US Holdings Ltd., Term Loan , (1-mo. CME
Term SOFR + 2.75%), 8.08%
,
01/27/31 ... 304 303,559
Zurn LLC, 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.44%
,
10/04/28 .................. 162 163,044
8,219,057
Media — 0.2%
(a)
AVSC Holding Corp., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 1.00% Floor +
3.00%), 8.68%
,
03/03/25 ............ 311 311,202
Charter Communications Operating LLC, Term
Loan B4 , (3-mo. CME Term SOFR + 2.00%),
7.30%
,
12/07/30 .................. 304 300,501
Clear Channel Outdoor Holdings, Inc., Term
Loan B , (1-mo. CME Term SOFR + 3.50%),
9.07%
,
08/21/26 .................. 162 161,479
CSC Holdings LLC, Term Loan , (1-mo. LIBOR
USD + 2.50%), 7.94%
,
04/15/27 ....... 339 304,835
DirecTV Financing LLC, Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 5.00%),
10.44%
,
08/02/27 ................. 247 246,768
ECL Entertainment LLC, Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 4.75%),
10.08%
,
09/03/30 ................. 119 119,728
Learfield Communications LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 2.00%
Floor + 5.50%), 10.83% 06/30/28 ....... 292 290,273
Sinclair Television Group, Inc., Term Loan
B4 , (1-mo. CME Term SOFR + 3.75%),
9.18%
,
04/21/29 .................. 132 105,095
Voyage Digital Ltd., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.32%
,
05/11/29
(g)
................. 206 206,665
Ziggo Financing Partnership, Facility Term
Loan I , (1-mo. CME Term SOFR + 2.50%),
7.94%
,
04/30/28 .................. 147 145,077
2,191,623
Oil, Gas & Consumable Fuels — 0.3%
(a)
Ecopetrol SA, Term Loan , (1-mo. CME Term
SOFR + 0.00%), 10.11%
,
09/06/30
(g)
..... 700 721,000
Freeport LNG investments LLLP, Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 9.08%
,
12/21/28 ............ 821 814,412
GIP Pilot Acquisition Partners LP, Term
Loan , (3-mo. CME Term SOFR + 3.00%),
8.31%
,
10/04/30 .................. 71 71,160
M6 ETX Holdings II Midco LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.93%
,
09/19/29 ............ 98 97,584

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Income Fund
Schedules of Investments
51
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Medallion Midland Acquisition LP, Term
Loan , (3-mo. CME Term SOFR + 3.50%),
8.83%
,
10/18/28 .................. USD 390 $ 390,659
New Fortress Energy Inc., Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 5.00%),
10.32%
,
10/30/28 ................. 448 448,997
Oryx Midstream Services Permian Basin LLC,
Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 3.00%), 8.44%
,
10/05/28 .. 521 522,824
3,066,636
Passenger Airlines — 0.2%
(a)
AAdvantage Loyalty IP Ltd., Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 4.75%),
10.33%
,
04/20/28 ................. 549 569,114
Air Canada, Term Loan B , (3-mo. CME Term
SOFR + 2.50%), 7.83%
,
03/14/31 ...... 241 241,152
American Airlines, Inc., Term Loan
(6-mo. CME Term SOFR + 1.75%),
7.07% , 01/29/27 ................ 362 361,062
(6-mo. CME Term SOFR + 2.75%),
8.60% , 02/15/28 ................ 309 309,103
(6-mo. CME Term SOFR + 3.50%),
8.77% , 06/04/29 ................ 354 354,885
Mileage Plus Holdings LLC, Term Loan , (3-mo.
CME Term SOFR at 1.00% Floor + 5.25%),
10.73%
,
06/21/27 ................. 481 495,174
United AirLines, Inc., Term Loan B , (3-mo. CME
Term SOFR + 2.75%), 8.08%
,
02/22/31 ... 343 342,945
WestJet Airlines Ltd., Term Loan , (1-mo. CME
Term SOFR at 1.00% Floor + 3.00%),
8.43%
,
12/11/26 .................. 45 44,726
2,718,161
Personal Care Products — 0.2%
Rainbow UK Holdco Ltd., Facility Term
Loan B2 , (6-mo. EURIBOR + 3.25%),
7.16%
,
02/24/29
(a)
................. EUR 2,438 2,575,998
Pharmaceuticals — 0.3%
(a)
Amneal Pharmaceuticals LLC, Term Loan ,
(1-mo. CME Term SOFR + 5.50%),
10.83%
,
05/04/28 ................. USD 317 316,394
Amynta Agency Borrower, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR + 4.25%),
9.55%
,
02/28/28 .................. 348 348,833
Bausch Health Cos., Inc., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 5.25%),
10.68%
,
02/01/27 ................. 268 208,670
Catalent Pharma Solutions, Inc., Term Loan B3 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 7.44%
,
02/22/28 ............ 465 464,643
Elanco Animal Health, Inc., Term Loan , (1-mo.
CME Term SOFR + 1.75%), 0.00% -
7.18%
,
08/01/27 .................. 571 569,001
Jazz Pharmaceuticals plc, Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
0.00%), 0.00% - 8.44%
,
05/05/28 ....... 495 497,466
Organon & Co., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.00%),
8.43%
,
06/02/28 .................. 432 433,037
Perrigo Co. plc, Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.68%
,
04/20/29 .................. 224 222,559
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Precision Medicine Group LLC, Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.00%), 8.40%
,
11/18/27 ............. USD 297 $ 293,110
3,353,713
Professional Services — 0.6%
(a)
AlixPartners LLP, Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
7.94%
,
02/04/28 .................. 573 573,742
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.94%
,
06/02/28 .................. 1,230 1,200,297
Dayforce, Inc., Term Loan , (1-mo. CME Term
SOFR + 2.50%), 7.83%
,
03/03/31 ...... 414 413,226
Dun & Bradstreet Corp. (The), Term Loan
B2 , (1-mo. CME Term SOFR + 2.75%),
8.08%
,
01/18/29 .................. 2,216 2,214,485
Element Materials Technology Group US
Holdings, Inc., Delayed Draw 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 9.66%
,
07/06/29 ....... 177 177,211
Element Materials Technology Group US
Holdings, Inc., Term Loan B , (3-mo. CME
Term SOFR at 0.50% Floor + 4.25%),
9.66%
,
07/06/29 .................. 384 383,957
FleetCor Technologies Operating Co. LLC, Term
Loan B4 , (1-mo. CME Term SOFR + 1.75%),
7.18%
,
04/28/28 .................. 457 456,441
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 10.06%
,
04/29/29
(g)
........... 212 191,496
Trans Union LLC, Term Loan B5 , (1-mo. CME
Term SOFR + 1.75%), 7.18%
,
11/16/26 ... 416 415,151
Trans Union LLC, Term Loan B7 , (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.33%
,
12/01/28 .................. 358 357,960
VS Buyer LLC, Term Loan , (6-mo. CME Term
SOFR + 3.25%), 8.58%
,
02/28/27 ...... 509 508,837
6,892,803
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, Term
Loan
(a)
(1-mo. CME Term SOFR + 2.75%),
8.19% , 08/21/25 ................ 19 18,846
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.68% , 01/31/30 .......... 281 279,787
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.33% , 01/31/30
(g)
......... 138 137,827
436,460
Semiconductors & Semiconductor Equipment — 0.1%
(a)
MKS Instruments, Inc., Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.82%
,
08/17/29 .................. 528 527,229
Synaptics, Inc., Term Loan , (3-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.84%
,
12/02/28 .................. 189 188,548
715,777

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Income Fund
52
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software — 1.1%
(a)
Applied Systems, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR + 3.50%),
8.81%
,
02/24/31 .................. USD 671 $ 675,122
Barracuda Parent LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.81%
,
08/15/29 ............ 145 144,143
CCC Intelligent Solutions, Inc., Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.69%
,
09/21/28 ............ 503 502,606
Cloud Software Group, Inc., 1st Lien Term
Loan , 03/21/31
(n)
.................. 278 276,090
Cloud Software Group, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.91%
,
03/30/29 ............ 1,591 1,582,226
Cloudera, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.18%
,
10/08/28 .................. 183 181,744
Cloudera, Inc., 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.43%
,
10/08/29 ................. 206 204,259
Delta Topco, Inc., 2nd Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 7.25%),
12.62%
,
12/01/28 ................. 89 89,111
Ellucian Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.93%
,
10/09/29 ............ 706 708,966
Epicor Software Corp., Term Loan C , (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.69%
,
07/30/27 .................. 221 221,823
Gen Digital, Inc., Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.43%
,
09/12/29 .................. 315 314,938
Genesys Cloud Services Holdings I LLC, Term
Loan
12/01/27
(n)
...................... 696 697,583
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.19% , 12/01/27 .......... 297 297,930
Helios Software Holdings, Inc., Term Loan ,
(3-mo. CME Term SOFR + 3.75%),
9.08%
,
07/18/30 .................. 299 296,316
Informatica LLC, Term Loan , (1-mo. CME Term
SOFR + 2.75%), 8.19%
,
10/27/28 ...... 431 430,930
McAfee Corp., Term Loan B1 , (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
9.18%
,
03/01/29 .................. 725 722,292
MH Sub I LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR + 4.25%), 9.58%
,
05/03/28 ... 628 624,061
MH Sub I LLC, 2nd Lien Term Loan ,
(1-mo. CME Term SOFR + 6.25%),
11.58%
,
02/23/29 ................. 484 464,492
Proofpoint, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.69%
,
08/31/28 .................. 1,050 1,049,869
RealPage, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.44%
,
04/24/28 .................. 1,198 1,164,711
Severin Acquisition LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR + 3.00%),
8.31%
,
08/01/27 .................. 303 303,156
SS&C Technologies Holdings, Inc., Term Loan
B3 , (1-mo. CME Term SOFR + 1.75%),
7.19%
,
04/16/25 .................. 186 185,937
Security
Par (000)
Par (000) Value
Software (continued)
SS&C Technologies Holdings, Inc., Term Loan
B4 , (1-mo. CME Term SOFR + 1.75%),
7.19%
,
04/16/25 .................. USD 176 $ 175,519
UKG Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR + 3.50%), 8.81%
,
02/10/31 ... 678 681,008
UKG, Inc., 2nd Lien Term Loan , (3-mo. CME
Term SOFR at 0.50% Floor + 5.25%),
10.68%
,
05/03/27 ................. 255 256,641
Voyage Australia Pty Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 9.08%
,
07/20/28 ............ 76 76,412
12,327,885
Specialty Retail — 0.2%
(a)
EG Group Ltd., Facility Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
10.03%
,
03/31/26
(g)
................ 155 154,850
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.75% Floor + 3.75%), 9.08%
,
05/04/28 .. 649 648,957
PetSmart LLC, Term Loan , (1-mo. CME
Term SOFR at 0.75% Floor + 3.75%),
9.18%
,
02/11/28 .................. 543 541,539
Restoration Hardware, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.94% , 10/20/28 .......... 119 116,254
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.68% , 10/20/28 .......... 178 174,503
RVR Dealership Holdings LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.18%
,
02/08/28 ............ 46 43,354
1,679,457
Textiles, Apparel & Luxury Goods — 0.0%
(a)
Crocs, Inc., Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 2.25%), 7.55% -
7.58%
,
02/20/29 .................. 150 149,808
Hanesbrands, Inc., Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
9.08%
,
03/08/30 .................. 106 105,748
255,556
Trading Companies & Distributors — 0.2%
(a)
Beacon Roofing Supply, Inc., Term Loan ,
(1-mo. CME Term SOFR + 2.25%),
7.69%
,
05/19/28 .................. 286 286,344
Core & Main LP, Term Loan B , (1-mo.
CME Term SOFR + 2.50%), 7.93% -
8.06%
,
07/27/28 .................. 643 642,096
Core & Main LP, Term Loan C , (3-mo. CME
Term SOFR + 2.25%), 7.56%
,
02/09/31 ... 177 176,336
Foundation Building Materials, Inc., Term
Loan , (3-mo. CME Term SOFR + 4.00%),
9.31%
,
01/29/31 .................. 408 409,428
SRS Distribution, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.68% , 06/02/28 .......... 315 316,511
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.94% , 06/02/28 .......... 368 370,162
TMK Hawk Parent Corp., Term Loan , (3-mo.
LIBOR USD + 11.00%), 11.00%
,
12/15/31
(g)
13 10,480

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Income Fund
Schedules of Investments
53
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
TMK Hawk Parent Corp., Term Loan B , (1-mo.
CME Term SOFR at 1.00% Floor + 5.25%),
10.58%
,
06/30/29
(g)
................ USD 398 $ 340,458
2,551,815
Transportation Infrastructure — 0.1%
(a)
Apple Bidco LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.19% , 09/22/28 .......... 305 304,949
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.83% , 09/22/28 .......... 173 173,612
OLA Netherlands BV, Term Loan , (1-mo. CME
Term SOFR at 0.75% Floor + 6.25%),
11.68%
,
12/15/26
(g)
................ 176 175,063
Rand Parent LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR + 4.25%),
9.56%
,
03/17/30 .................. 77 77,269
730,893
Wireless Telecommunication Services — 0.1%
(a)
Gogo Intermediate Holdings LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.19%
,
04/30/28 ............ 332 331,736
SBA Senior Finance II LLC, Term Loan ,
(1-mo. CME Term SOFR + 2.00%),
7.34%
,
01/25/31 .................. 380 380,308
712,044
Total Floating Rate Loan Interests — 13 .0%
(Cost: $ 147,873,142 ) .............................. 147,221,917
Foreign Agency Obligations
Argentina — 0.1%
YPF SA , 9.50%
,
01/17/31
(b)
............. 503 511,757
Chile — 0.1%
Banco del Estado de Chile , 2.70%
,
01/09/25
(c)
155 151,222
Empresa Nacional del Petroleo
3.45% , 09/16/31
(c)
................. 360 305,775
6.15% , 05/10/33
(b)
................. 290 292,084
749,081
China — 0.0%
Industrial & Commercial Bank of China Ltd. , (5-
Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.37%), 3.20%
(a) (c) (i)
... 270 255,555
Colombia — 0.0%
Ecopetrol SA , 8.38%
,
01/19/36 .......... 450 453,375
Hong Kong — 0.0%
Airport Authority
(a)(c)(i)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.70%), 2.10% 200 187,976
(7-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.74%), 2.40% 200 179,000
366,976
Hungary — 0.1%
Magyar Export-Import Bank Zrt. , 6.00%
,
05/16/29
(c)
...................... EUR 562 639,851
India — 0.0%
(c)
Export-Import Bank of India , 3.38%
,
08/05/26 . USD 200 191,437
Power Finance Corp. Ltd. , 3.95%
,
04/23/30 .. 300 274,594
466,031
Security
Par (000)
Par (000) Value
Indonesia — 0.1%
(c)
Pertamina Persero PT
3.65% , 07/30/29 .................. USD 255 $ 236,990
2.30% , 02/09/31 .................. 366 302,448
4.18% , 01/21/50 .................. 200 158,625
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara , 4.38%
,
02/05/50 ........ 200 158,688
856,751
Italy — 0.1%
Banca Monte dei Paschi di Siena SpA , (3-mo.
EURIBOR + 3.21%), 6.75%
,
03/02/26
(a) (c)
.. EUR 646 706,520
Mexico — 0.2%
Petroleos Mexicanos
4.25% , 01/15/25 .................. USD 316 307,064
5.35% , 02/12/28 .................. 140 123,481
8.75% , 06/02/29 .................. 570 555,892
5.95% , 01/28/31 .................. 671 537,739
6.70% , 02/16/32 .................. 388 323,010
1,847,186
Morocco — 0.0%
OCP SA
(c)
3.75% , 06/23/31 .................. 223 188,731
5.13% , 06/23/51 .................. 333 250,895
439,626
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA ,
5.13%
,
08/11/61
(b)
................. 225 163,828
Peru — 0.1%
Corp. Financiera de Desarrollo SA , 4.75%
,
07/15/25
(c)
...................... 555 548,856
Poland — 0.0%
Bank Gospodarstwa Krajowego , 6.25%
,
10/31/28
(b)
...................... 258 269,301
South Korea — 0.0%
Korea National Oil Corp. , 4.88%
,
04/03/29
(c)
.. 200 198,740
Turkey — 0.0%
Turkiye Varlik Fonu Yonetimi A/S , 8.25%
,
02/14/29
(c)
...................... 215 219,300
Total Foreign Agency Obligations — 0 .8%
(Cost: $ 8,659,490 ) ............................... 8,692,734
Foreign Government Obligations
Bahrain — 0.1%
Kingdom of Bahrain
(c)
5.45% , 09/16/32 .................. 381 348,972
7.50% , 09/20/47 .................. 334 319,910
668,882
Benin — 0.0%
Benin Government Bond , 7.96%
,
02/13/38
(b)
.. 200 194,812
Brazil — 0.1%
Federative Republic of Brazil , 7.13%
,
05/13/54 630 635,040
Chile — 0.0%
Republic of Chile , 4.34%
,
03/07/42 ........ 610 532,416
Colombia — 0.2%
Republic of Colombia
4.50% , 01/28/26 .................. 765 746,257
3.88% , 03/22/26 .................. EUR 170 180,863
3.88% , 04/25/27 .................. USD 492 462,726
3.13% , 04/15/31 .................. 437 348,507

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Income Fund
54
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Colombia (continued)
8.00% , 04/20/33 .................. USD 371 $ 391,776
8.00% , 11/14/35 .................. 245 257,250
8.75% , 11/14/53 .................. 200 216,900
2,604,279
Costa Rica — 0.1%
Republic of Costa Rica
6.55% , 04/03/34
(c)
................. 297 307,395
7.30% , 11/13/54
(b)
................. 312 331,597
638,992
Dominican Republic — 0.2%
Dominican Republic Government Bond
6.88% , 01/29/26
(c)
................. 397 400,772
5.95% , 01/25/27
(c)
................. 564 560,616
4.50% , 01/30/30
(b)
................. 641 582,349
7.05% , 02/03/31
(b)
................. 213 220,588
4.88% , 09/23/32
(b)
................. 438 392,694
2,157,019
Egypt — 0.1%
Arab Republic of Egypt
7.63% , 05/29/32
(c)
................. 375 319,805
8.50% , 01/31/47
(b)
................. 301 238,919
7.50% , 02/16/61
(b)
................. 335 240,362
799,086
Guatemala — 0.2%
Republic of Guatemala
5.25% , 08/10/29
(b)
................. 290 280,808
7.05% , 10/04/32
(b)
................. 565 599,606
3.70% , 10/07/33
(c)
................. 266 219,830
6.60% , 06/13/36
(b)
................. 290 296,253
4.65% , 10/07/41
(b)
................. 716 575,261
1,971,758
Honduras — 0.0%
Republic of Honduras , 5.63%
,
06/24/30
(b)
.... 288 255,915
Hungary — 0.1%
Hungary Government Bond
5.25% , 06/16/29
(b)
................. 596 590,040
5.38% , 09/12/33
(c)
................. EUR 553 629,190
5.50% , 03/26/36
(b)
................. USD 218 211,801
1,431,031
India — 0.0%
Indian Railway Finance Corp. Ltd. , 3.84%
,
12/13/27
(c)
...................... 200 189,212
Indonesia — 0.2%
Perusahaan Penerbit SBSN Indonesia III
4.40% , 06/06/27
(b)
................. 310 304,896
2.55% , 06/09/31
(c)
................. 200 171,375
Republic of Indonesia
4.10% , 04/24/28 .................. 609 590,350
6.75% , 01/15/44
(c)
................. 500 586,406
4.75% , 07/18/47
(c)
................. 200 188,250
5.45% , 09/20/52 .................. 225 227,320
2,068,597
Ivory Coast — 0.1%
Republic of Cote d'Ivoire
6.38% , 03/03/28
(c)
................. 1,047 1,033,258
5.88% , 10/17/31
(c)
................. EUR 200 199,048
8.25% , 01/30/37
(b)
................. USD 201 201,251
1,433,557
Security
Par (000)
Par (000) Value
Kenya — 0.0%
Republic of Kenya , 9.75%
,
02/16/31
(b)
...... USD 430 $ 439,675
Mexico — 0.2%
United Mexican States
3.75% , 01/11/28 .................. 520 494,488
2.66% , 05/24/31 .................. 746 622,164
6.35% , 02/09/35 .................. 685 707,691
6.34% , 05/04/53 .................. 200 197,812
6.40% , 05/07/54 .................. 319 318,701
2,340,856
Mongolia — 0.0%
State of Mongolia , 3.50%
,
07/07/27
(c)
...... 200 180,000
Montenegro — 0.0%
Republic of Montenegro , 2.88%
,
12/16/27
(c)
.. EUR 315 310,208
Morocco — 0.1%
Kingdom of Morocco
2.38% , 12/15/27
(c)
................. USD 329 293,221
5.95% , 03/08/28
(b)
................. 311 314,499
607,720
Nigeria — 0.1%
Federal Republic of Nigeria
8.38% , 03/24/29
(b)
................. 360 351,112
7.63% , 11/28/47
(c)
................. 956 743,589
1,094,701
North Macedonia — 0.0%
Republic of North Macedonia , 6.96%
,
03/13/27
(c)
...................... EUR 269 303,814
Oman — 0.1%
(c)
Oman Government Bond
6.50% , 03/08/47 .................. USD 281 283,283
6.75% , 01/17/48 .................. 673 689,405
Oman Sovereign Sukuk SAOC , 4.40%
,
06/01/24 ....................... 309 307,841
1,280,529
Pakistan — 0.0%
Islamic Republic of Pakistan , 6.00%
,
04/08/26
(c)
200 178,022
Panama — 0.0%
Republic of Panama , 6.85%
,
03/28/54 ...... 510 460,785
Paraguay — 0.1%
Republic of Paraguay
(c)
2.74% , 01/29/33 .................. 588 475,912
5.60% , 03/13/48 .................. 237 215,448
691,360
Peru — 0.1%
Republic of Peru
2.78% , 01/23/31 .................. 553 475,062
1.86% , 12/01/32 .................. 1,054 804,663
1,279,725
Philippines — 0.0%
Republic of Philippines , 3.70%
,
03/01/41 .... 200 165,187
Poland — 0.1%
Republic of Poland
4.88% , 10/04/33 .................. 286 281,439
5.50% , 04/04/53 .................. 437 436,873
718,312
Romania — 0.2%
Romania Government Bond
5.25% , 11/25/27
(b)
................. 296 291,838

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Income Fund
Schedules of Investments
55
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Romania (continued)
2.88% , 03/11/29
(c)
................. EUR 616 $ 612,860
2.50% , 02/08/30
(c)
................. 649 619,216
2.12% , 07/16/31
(c)
................. 763 672,935
2,196,849
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
4.50% , 04/17/30
(c)
................. USD 691 677,396
5.00% , 01/18/53
(b)
................. 633 566,535
1,243,931
Senegal — 0.0%
Republic of Senegal , 6.25%
,
05/23/33
(c)
..... 351 299,447
South Africa — 0.1%
Republic of South Africa
4.85% , 09/30/29 .................. 243 217,789
5.88% , 04/20/32 .................. 469 422,686
5.00% , 10/12/46 .................. 388 260,542
901,017
Sri Lanka — 0.0%
Democratic Socialist Republic of Sri Lanka ,
6.35%
,
06/28/24
(c) (e) (l)
............... 319 187,811
Ukraine — 0.1%
Ukraine Government Bond
(e)(l)
7.75% , 09/01/25
(c)
................. 345 128,513
8.99% , 02/01/26
(c)
................. 525 198,187
7.25% , 03/15/35
(b)
................. 837 243,148
569,848
Uruguay — 0.1%
Oriental Republic of Uruguay , 5.75%
,
10/28/34 609 642,858
Uzbekistan — 0.0%
Republic of Uzbekistan International Bond ,
7.85%
,
10/12/28
(b)
................. 296 309,597
Total Foreign Government Obligations — 2 .8%
(Cost: $ 31,204,457 ) ............................... 31,982,848
Shares
Shares
Investment Companies
Invesco Senior Loan ETF .............. 146,000 3,087,900
iShares Floating Rate Bond ETF
(p)
........ 308,079 15,730,514
Total Investment Companies — 1 .7%
(Cost: $ 18,723,941 ) ............................... 18,818,414
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.2%
Alternative Loan Trust
Series 2006-OA11, Class A1B, (1-mo. CME
Term SOFR at 0.19% Floor + 0.49%),
5.82%, 09/25/46
(a)
............... 1,229 1,132,868
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 ..................... 1,686 786,988
1,919,856
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 0.5%
(a)
Commercial Mortgage Trust, Series 2016-
667M, Class D, 3.18%, 10/10/36
(b)
...... USD 1,000 $ 796,897
DBUBS Mortgage Trust, Series 2017-BRBK,
Class D, (1-mo. LIBOR USD + 0.00%),
3.53%, 10/10/34
(b)
................. 990 842,687
Hudson Yards Mortgage Trust, Series 2019-
55HY, Class F, 2.94%, 12/10/41
(b)
....... 1,343 980,187
Velocity Commercial Capital Loan Trust
(b)
Series 2019-3, Class M2, 3.28%, 10/25/49 . 1,882 1,704,215
Series 2019-3, Class M3, 3.38%, 10/25/49 . 575 496,316
Wells Fargo Commercial Mortgage Trust,
Series 2015-C30, Class C, 4.49%, 09/15/58 1,000 941,642
5,761,944
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
Benchmark Mortgage Trust, Series 2019-B13,
Class XA, 1.12%, 08/15/57 ........... 25,149 1,027,103
J.P. Morgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP3, Class XC,
0.75%, 08/15/49
(b)
................. 8,700 130,330
1,157,433
Total Non-Agency Mortgage-Backed Securities — 0 .8%
(Cost: $ 10,329,608 ) ............................... 8,839,233
Beneficial Interest
(000)
Other Interests
(q)
Capital Markets — 0.0%
Millennium Corp. Claim
(g)
............... 418 —
Industrial Conglomerates — 0.0%
Millennium Corp. Claim
(g)
............... 393 —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... —
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.7%
Banks — 0.5%
PNC Financial Services Group, Inc. (The)
(a)(i)
Series V , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20% ....................... 52 51,864
Series W , (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25% ....................... 5,445 5,277,144
5,329,008
Capital Markets — 0.0%
Goldman Sachs Group, Inc. (The) , Series R , (5-
Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.22%), 4.95%
(a) (i)
.... 36 35,405
Consumer Finance — 0.0%
General Motors Financial Co., Inc. , Series C ,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.00%), 5.70%
(a) (i)
61 58,490
Electric Utilities — 0.0%
(a)(i)
Edison International
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.70%),
5.38% ....................... 84 81,286

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Income Fund
56
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.90%),
5.00% ....................... USD 81 $ 76,740
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b)
................. 48 51,490
209,516
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a) (b) (i)
...................... 183 181,197
Oil, Gas & Consumable Fuels — 0.2%
Energy Transfer LP
(a)(i)
Series H , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.69%),
6.50% ....................... 61 59,789
Series G , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
7.13% ....................... 2,070 2,020,912
2,080,701
Total Capital Trusts — 0 .7%
(Cost: $ 7,591,782 ) ............................... 7,894,317
Shares
Shares
Preferred Stocks — 0.0%
Wireless Telecommunication Services
— 0.0%
Ligado Networks LLC , (Acquired 06/04/21 , cost
$ 57,210 )
(e) (f)
..................... 58,426 446
Total Preferred Stocks — 0 .0%
(Cost: $ 57,210 ) ................................. 446
Total Preferred Securities — 0 .7%
(Cost: $ 7,648,992 ) ............................... 7,894,763
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 29.3%
Uniform Mortgage-Backed Securities
(r)
5.00% , 04/25/54 .................. 217,175 211,889,650
5.50% , 04/25/54 .................. 119,950 119,354,601
Total U.S. Government Sponsored Agency Securities — 29 .3%
(Cost: $ 331,669,764 ) .............................. 331,244,251
Shares
Shares
Warrants
Diversified Consumer Services — 0.0%
Carnelian Point Holdings LP (Issued/
Exercisable 07/14/22 , 1 Share for 1
Warrant, Expires 04/26/27 , Strike Price USD
10.00 )
(e) (g)
....................... 690 —
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels — 0 .0%
California Resources Corp. (Issued/Exercisable
10/23/20 , 1 Share for 1 Warrant, Expires
10/27/24 , Strike Price USD 36.00 )
(e)
..... 495 $ 9,682
Total Warrants — 0 .0%
(Cost: $ — ) ..................................... 9,682
Total Long-Term Investments — 111.7%
(Cost: $ 1,277,080,710 ) ............................ 1,260,561,803
Short-Term Securities
Money Market Funds — 2.0%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.19%
(p) (s)
.................. 22,469,663 22,469,663
Total Money Market Funds — 2 .0%
(Cost: $ 22,469,663 ) ............................... 22,469,663
Par (000)
Pa r (000)
U.S. Treasury Obligations — 14.2%
U.S. Treasury Bills
(t)
5.28% , 04/11/24 .................. USD 45,000 44,934,512
5.28% , 05/02/24 .................. 35,000 34,840,882
5.34% , 05/09/24 .................. 479 476,336
5.32% , 05/16/24 .................. 35,000 34,771,237
5.31% , 05/23/24 .................. 40,000 39,696,724
5.25% , 09/12/24 .................. 5,000 4,883,788
Total U.S. Treasury Obligations — 14 .2%
(Cost: $ 159,608,540 ) .............................. 159,603,479
Total Short-Term Securities — 16.2%
(Cost: $ 182,078,203 ) .............................. 182,073,142
Total Investments Before TBA Sale Commitments — 127 .9%
(Cost: $ 1,459,158,913 ) ............................ 1,442,634,945
TBA Sale Commitments
Mortgage-Backed Securities — ( 1 .2 ) %
Uniform Mortgage-Backed Securities ,
5.50% , 04/25/54
(r)
................. (13,375) (13,308,610)
Total TBA Sale Commitments — ( 1 .2 ) %
(Proceeds: $ (13,356,714) ) .......................... (13,308,610)
Total Investments Net of TBA Sale Commitments — 126 .7%
(Cost: $ 1,445,802,199 ) ............................ 1,429,326,335
Liabilities in Excess of Other Assets — (26.7) % ............ (301,082,580)
Net Assets — 100.0% ...............................
$ 1,128,243,755

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Income Fund
Schedules of Investments
57
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Non-income producing security.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $352,041, representing less than 0.05% of its net assets as of period end, and an original cost of $687,828.
(g)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
Perpetual security with no stated maturity date.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Convertible security.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Zero-coupon bond.
(n)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)
Rounds to less than 1,000.
(p)
Affiliate of the Fund.
(q)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(r)
Represents or includes a TBA transaction.
(s)
Annualized 7-day yield as of period end.
(t)
Rates are discount rates or a range of discount rates as of period end.
Affiliated Issuer
Value at
09/30/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
Shares
Held at
03/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 5,967,132 $ 16,502,531
(a)
$ — $ — $ — $ 22,469,663 22,469,663 $ 472,918 $ —
iShares 0-5 Year High Yield
Corporate Bond ETF
(b)
... 21,754,106 — (22,103,861) (2,562,195) 2,911,950 — — 368,742 —
iShares Floating Rate Bond
ETF ................ 15,678,140 — — — 52,374 15,730,514 308,079 463,925 —
$ (2,562,195) $ 2,964,324 $ 38,200,177 $ 1,305,585 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Income Fund
58
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10-Year Note ................................................... 527 06/18/24 $ 58,390 $ 71,246
U.S. Treasury 10-Year Ultra Note ............................................... 164 06/18/24 18,796 116,405
U.S. Treasury Long Bond ..................................................... 566 06/18/24 68,168 1,290,463
U.S. Treasury Ultra Bond ..................................................... 185 06/18/24 23,865 540,771
U.S. Treasury 2-Year Note .................................................... 188 06/28/24 38,443 (28,285)
U.S. Treasury 5-Year Note .................................................... 3,493 06/28/24 373,806 563,113
2,553,713
Short Contracts
U.S. Treasury 10-Year Note ................................................... 1,265 06/18/24 140,158 (470,688)
U.S. Treasury 10-Year Ultra Note ............................................... 341 06/18/24 39,082 (211,884)
U.S. Treasury Long Bond ..................................................... 615 06/18/24 74,069 (1,268,494)
U.S. Treasury Ultra Bond ..................................................... 479 06/18/24 61,791 (1,393,187)
U.S. Treasury 2-Year Note .................................................... 1,439 06/28/24 294,253 429,978
U.S. Treasury 5-Year Note .................................................... 28 06/28/24 2,996 (9,013)
(2,923,288)
$ (369,575)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 42,627,318 EUR 39,090,000 Deutsche Bank AG 04/15/24 $ 433,351
USD 240,213 EUR 220,000 Morgan Stanley & Co. International plc 04/15/24 2,744
USD 1,594,407 GBP 1,250,000 Deutsche Bank AG 04/15/24 16,608
USD 3,721,126 EUR 3,386,426 BNP Paribas SA 05/16/24 61,209
USD 316,759 EUR 290,157 Citibank NA 05/16/24 3,169
USD 685,656 EUR 627,000 UBS AG 06/20/24 7,023
USD 105,720 GBP 83,000 Morgan Stanley & Co. International plc 06/20/24 917
525,021
USD 215,649 EUR 200,000 Standard Chartered Bank 04/15/24 (232)
$ 524,789
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination BNP Paribas SA 06/20/24 USD 3,000 $ 20,456 $ (26,404) $ 46,860
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination BNP Paribas SA 09/20/24 USD 3,500 (8,798) (496) (8,302)
$ 11,658 $ (26,900) $ 38,558

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Income Fund
Schedules of Investments
59
Derivative Financial Instruments Categorized by Risk Exposure
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .32%
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................... $ — $ (26,900) $ 46,860 $ (8,302)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 3,011,976 $ — $ 3,011,976
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 525,021 — — 525,021
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — — — 46,860 — 46,860
$ — $ — $ — $ 525,021 $ 3,058,836 $ — $ 3,583,857
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 3,381,551 $ — $ 3,381,551
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 232 — — 232
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — — — 35,202 — 35,202
$ — $ — $ — $ 232 $ 3,416,753 $ — $ 3,416,985
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 1,004,866 $ — $ 3,773,251 $ — $ 4,778,117
Forward foreign currency exchange contracts .... — — — (494,009) — — (494,009)
Options purchased
(a)
..................... — — (1,634,558) — (778,612) — (2,413,170)
Options written ........................ — — 550,859 — 256,488 — 807,347
Swaps .............................. — — — — 2,562 — 2,562
$ — $ — $ (78,833) $ (494,009) $ 3,253,689 $ — $ 2,680,847
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (485,766) $ — $ (3,988,414) $ — $ (4,474,180)
Forward foreign currency exchange contracts .... — — — 425,064 — — 425,064
Options purchased
(b)
..................... — — (180,100) — 561,006 — 380,906
Options written ........................ — — (83,573) — (185,913) — (269,486)
Swaps .............................. — — — — 38,558 — 38,558
$ — $ — $ (749,439) $ 425,064 $ (3,574,763) $ — $ (3,899,138)

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Income Fund
60
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 607,040,689
Average notional value of contracts — short ................................................................................. $ 553,951,748
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 28,632,553
Average amounts sold — in USD ........................................................................................ $ 54,379
Options
Average value of option contracts purchased ................................................................................ $ 156,033
Average value of option contracts written ................................................................................... $ 42,153
Total return swaps
Average notional value ............................................................................................... $ 4,007,279
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 1,173 $ —
Forward f oreign currency exchange contracts ................................................................. 525,021 232
Swaps — OTC
(a)
..................................................................................... 46,860 35,202
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 573,054 $ 35,434
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(1,173) —
Total derivative assets and liabilities subject to an MNA ............................................................
$ 571,881 $ 35,434
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
BNP Paribas SA ................................. $ 108,069 $ (35,202) $ — $ — $ 72,867
Citibank NA .................................... 3,169 — — — 3,169
Deutsche Bank AG ............................... 449,959 — — — 449,959
Morgan Stanley & Co. International plc .................. 3,661 — — — 3,661
UBS AG ...................................... 7,023 — — — 7,023
$ 571,881 $ (35,202) $ — $ — $ 536,679
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)(d)
BNP Paribas SA ................................. $ 35,202 $ (35,202) $ — $ — $ —
Standard Chartered Bank ........................... 232 — — — 232
$ 35,434 $ (35,202) $ — $ — $ 232
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Income Fund
Schedules of Investments
61
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 261,397,315 $ — $ 261,397,315
Common Stocks
Capital Markets ........................................ — 95,262 — 95,262
Construction & Engineering ................................ — 9,667 — 9,667
Containers & Packaging .................................. 29,485 — — 29,485
Electrical Equipment ..................................... 22,595 — — 22,595
Energy Equipment & Services .............................. — — — —
Financial Services ...................................... — — 320,213 320,213
Health Care Providers & Services ............................ — — 61,565 61,565
Hotels, Restaurants & Leisure .............................. 23,447 — — 23,447
Machinery ............................................ — 3 — 3
Media ............................................... — — 194,768 194,768
Metals & Mining ........................................ 68,806 — — 68,806
Oil, Gas & Consumable Fuels ............................... 12,465 — — 12,465
Professional Services .................................... — 176,212 — 176,212
Specialized REITs ...................................... 94,583 — — 94,583
Trading Companies & Distributors ............................ — — 46,910 46,910
Corporate Bonds
Aerospace & Defense .................................... — 3,855,558 — 3,855,558
Automobile Components .................................. — 3,388,281 — 3,388,281
Automobiles .......................................... — 8,767,983 — 8,767,983
Banks ............................................... — 112,550,627 — 112,550,627
Beverages ........................................... — 463,674 — 463,674
Broadline Retail ........................................ — 710,809 — 710,809
Building Products ....................................... — 372,857 — 372,857
Capital Markets ........................................ — 54,139,839 — 54,139,839
Chemicals ............................................ — 5,335,275 — 5,335,275
Commercial Services & Supplies ............................. — 3,434,066 — 3,434,066
Communications Equipment ................................ — 189,034 — 189,034
Construction & Engineering ................................ — 1,260,858 — 1,260,858
Construction Materials .................................... — 418,236 — 418,236
Consumer Finance ...................................... — 12,378,593 — 12,378,593
Consumer Staples Distribution & Retail ........................ — 538,714 — 538,714
Containers & Packaging .................................. — 915,789 — 915,789
Distributors ........................................... — 96,166 — 96,166
Diversified Consumer Services .............................. — 367,815 — 367,815
Diversified REITs ....................................... — 6,108,750 — 6,108,750
Diversified Telecommunication Services ........................ — 12,120,559 — 12,120,559
Electric Utilities ........................................ — 16,352,261 — 16,352,261
Electrical Equipment ..................................... — 74,435 — 74,435
Electronic Equipment, Instruments & Components ................. — 85,831 — 85,831
Energy Equipment & Services .............................. — 1,594,641 — 1,594,641
Entertainment ......................................... — 129,311 — 129,311
Financial Services ...................................... — 18,231,038 — 18,231,038
Food Products ......................................... — 1,043,884 — 1,043,884
Gas Utilities ........................................... — 504,399 — 504,399
Ground Transportation ................................... — 561,632 — 561,632
Health Care Equipment & Supplies ........................... — 558,358 — 558,358
Health Care Providers & Services ............................ — 10,724,143 — 10,724,143
Health Care Technology .................................. — 267,762 — 267,762
Hotel & Resort REITs .................................... — 380,849 — 380,849
Hotels, Restaurants & Leisure .............................. — 9,220,072 — 9,220,072
Household Durables ..................................... — 7,874,879 — 7,874,879
Household Products ..................................... — 51,255 — 51,255
Independent Power and Renewable Electricity Producers ............ — 559,331 — 559,331

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Income Fund
62
Level 1 Level 2 Level 3 Total
Industrial Conglomerates .................................. $ — $ 1,123,361 $ — $ 1,123,361
Insurance ............................................ — 12,826,501 — 12,826,501
Interactive Media & Services ............................... — 756,177 — 756,177
IT Services ........................................... — 618,545 — 618,545
Leisure Products ....................................... — 98,558 — 98,558
Life Sciences Tools & Services .............................. — 237,921 — 237,921
Machinery ............................................ — 2,334,468 — 2,334,468
Media ............................................... — 10,435,963 — 10,435,963
Metals & Mining ........................................ — 5,785,149 — 5,785,149
Mortgage Real Estate Investment Trusts (REITs) .................. — 79,069 — 79,069
Oil, Gas & Consumable Fuels ............................... — 43,549,486 — 43,549,486
Paper & Forest Products .................................. — 191,800 — 191,800
Passenger Airlines ...................................... — 939,331 — 939,331
Personal Care Products .................................. — 54,718 — 54,718
Pharmaceuticals ....................................... — 3,201,684 — 3,201,684
Professional Services .................................... — 253,465 — 253,465
Real Estate Management & Development ....................... — 5,534,598 — 5,534,598
Retail REITs .......................................... — 235,263 — 235,263
Semiconductors & Semiconductor Equipment .................... — 8,635,784 — 8,635,784
Software ............................................. — 9,237,972 — 9,237,972
Specialized REITs ...................................... — 11,943,870 — 11,943,870
Specialty Retail ........................................ — 7,153,593 — 7,153,593
Technology Hardware, Storage & Peripherals .................... — 117,792 — 117,792
Textiles, Apparel & Luxury Goods ............................ — 679,975 — 679,975
Tobacco ............................................. — 11,390,579 — 11,390,579
Trading Companies & Distributors ............................ — 908,344 — 908,344
Transportation Infrastructure ............................... — 598,925 — 598,925
Wireless Telecommunication Services ......................... — 7,490,607 — 7,490,607
Fixed Rate Loan Interests
Diversified Telecommunication Services ........................ — 173,459 174,951 348,410
Health Care Technology .................................. — 280,350 — 280,350
Media ............................................... — 391,068 243,775 634,843
Floating Rate Loan Interests
Aerospace & Defense .................................... — 5,203,137 — 5,203,137
Automobile Components .................................. — 928,903 594,482 1,523,385
Automobiles .......................................... — — 460,550 460,550
Beverages ........................................... — 1,604,042 — 1,604,042
Broadline Retail ........................................ — 1,615,746 — 1,615,746
Building Products ....................................... — 1,946,513 — 1,946,513
Capital Markets ........................................ — 3,820,239 — 3,820,239
Chemicals ............................................ — 5,989,589 — 5,989,589
Commercial Services & Supplies ............................. — 5,539,918 172,991 5,712,909
Communications Equipment ................................ — 818,902 — 818,902
Construction & Engineering ................................ — 1,776,928 — 1,776,928
Construction Materials .................................... — 1,943,275 133,343 2,076,618
Consumer Staples Distribution & Retail ........................ — 358,301 — 358,301
Containers & Packaging .................................. — 1,934,616 — 1,934,616
Distributors ........................................... — 410,311 — 410,311
Diversified Consumer Services .............................. — 3,227,267 — 3,227,267
Diversified REITs ....................................... — 155,721 — 155,721
Diversified Telecommunication Services ........................ — 3,904,616 173,970 4,078,586
Electric Utilities ........................................ — 325,390 — 325,390
Electrical Equipment ..................................... — 573,692 — 573,692
Electronic Equipment, Instruments & Components ................. — 276,764 — 276,764
Energy Equipment & Services .............................. — 47,077 8,583 55,660
Entertainment ......................................... — 6,787,794 — 6,787,794
Financial Services ...................................... — 5,230,618 358,170 5,588,788
Food Products ......................................... — 3,475,083 — 3,475,083
Ground Transportation ................................... — 1,130,553 — 1,130,553
Health Care Equipment & Supplies ........................... — 2,615,954 — 2,615,954
Health Care Providers & Services ............................ — 3,108,421 — 3,108,421
Health Care Technology .................................. — 3,922,462 — 3,922,462
Hotels, Restaurants & Leisure .............................. — 9,711,545 106,111 9,817,656
Household Durables ..................................... — 2,479,870 — 2,479,870
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Income Fund
Schedules of Investments
63
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Independent Power and Renewable Electricity Producers ............ $ — $ 782,096 $ — $ 782,096
Industrial Conglomerates .................................. — 493,091 — 493,091
Insurance ............................................ — 6,466,813 — 6,466,813
Interactive Media & Services ............................... — 286,308 — 286,308
IT Services ........................................... — 4,725,454 — 4,725,454
Leisure Products ....................................... — 249,010 — 249,010
Life Sciences Tools & Services .............................. — 2,919,820 — 2,919,820
Machinery ............................................ — 8,154,657 64,400 8,219,057
Media ............................................... — 1,984,958 206,665 2,191,623
Oil, Gas & Consumable Fuels ............................... — 2,345,636 721,000 3,066,636
Passenger Airlines ...................................... — 2,718,161 — 2,718,161
Personal Care Products .................................. — 2,575,998 — 2,575,998
Pharmaceuticals ....................................... — 3,353,713 — 3,353,713
Professional Services .................................... — 6,701,307 191,496 6,892,803
Real Estate Management & Development ....................... — 298,633 137,827 436,460
Semiconductors & Semiconductor Equipment .................... — 715,777 — 715,777
Software ............................................. — 12,327,885 — 12,327,885
Specialty Retail ........................................ — 1,524,607 154,850 1,679,457
Textiles, Apparel & Luxury Goods ............................ — 255,556 — 255,556
Trading Companies & Distributors ............................ — 2,200,877 350,938 2,551,815
Transportation Infrastructure ............................... — 555,830 175,063 730,893
Wireless Telecommunication Services ......................... — 712,044 — 712,044
Foreign Agency Obligations ................................. — 8,692,734 — 8,692,734
Foreign Government Obligations .............................. — 31,982,848 — 31,982,848
Investment Companies .................................... 18,818,414 — — 18,818,414
Non-Agency Mortgage-Backed Securities ........................ — 8,839,233 — 8,839,233
Other Interests .......................................... — — — —
Preferred Securities ....................................... — 7,894,317 — 7,894,317
U.S. Government Sponsored Agency Securities .................... — 331,244,251 — 331,244,251
Warrants .............................................. 9,682 — — 9,682
Short-Term Securities
Money Market Funds ...................................... 22,469,663 — — 22,469,663
U.S. Treasury Obligations ................................... — 159,603,479 — 159,603,479
Unfunded Floating Rate Loan Interests
(a)
.............................. — 137 — 137
Liabilities
Investments
TBA Sale Commitments .................................... — (13,308,610) — (13,308,610)
$ 41,549,140 $ 1,382,724,265 $ 5,052,621 $ 1,429,326,026
Investments valued at NAV
(b)
...................................... 446
$ 1,429,326,472
Derivative Financial Instruments
(c)
Assets
Foreign currency exchange contracts ............................ $ — $ 525,021 $ — $ 525,021
Interest rate contracts ....................................... 3,011,976 46,860 — 3,058,836
Liabilities
Foreign currency exchange contracts ............................ — (232) — (232)
Interest rate contracts ....................................... (3,381,551) (8,302) — (3,389,853)
$ (369,575) $ 563,347 $ — $ 193,772
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statements of Assets and Liabilities
(unaudited)
March 31, 2024
2024
BlackRock Semi-Annual Report to Shareholders
64
BlackRock
GNMA Portfolio
BlackRock
Impact
Mortgage Fund
BlackRock
Income Fund
ASSETS
Investments, at value — unaffiliated
(a)
.......................................................... $ 459,967,243 $ 493,379,886 $ 1,404,434,768
Investments, at value — affiliated
(b)
............................................................ 1,168,886 4,742,650 38,200,177
Cash ............................................................................... 62,229 — 2,175,445
Cash pledged:
Futures contracts ...................................................................... 1,194,310 526,000 13,405,000
Centrally cleared swaps .................................................................. 256,000 313,000 6,790
Foreign currency, at value
(c)
................................................................. — — 3,383,886
Receivables: – – –
Investment s sold ...................................................................... 66,081 1,114,871 3,184,990
Swaps   ............................................................................ — 59 —
TBA sale commitments .................................................................. 38,803,451 145,386,749 13,356,714
Capital shares sold ..................................................................... 713,947 1,074,384 2,617,576
Dividends — unaffiliated ................................................................. — — 24,930
Dividends — affiliated ................................................................... 9,299 12,886 66,534
Interest — unaffiliated ................................................................... 979,293 1,350,268 10,414,491
From the Manager ..................................................................... 10,832 31,664 6,751
Variation margin on futures contracts ......................................................... 753 967 1,173
Unrealized appreciation on: – – –
Forward foreign currency exchange contracts ................................................... — — 525,021
OTC swaps .......................................................................... — — 46,860
Unfunded floating rate loan interests ......................................................... — — 137
Prepaid e xpenses ....................................................................... 49,950 70,596 142,842
Total a ssets ...........................................................................
503,282,274 648,003,980 1,491,994,085
LIABILITIES
Bank overdraft .......................................................................... — 26,049 —
Cash received:
Collateral — TBA commitments ............................................................. 236,488 309,000 —
Options written, at value
(d)
.................................................................. 246,839 386,257 —
TBA sale commitments, at value
(e)
............................................................ 38,839,807 144,746,019 13,308,610
Reverse repurchase agreements, at value ....................................................... — 40,692,926 —
Payables: – – –
Investments purchased .................................................................. 159,468,715 144,909,264 344,345,081
Accounting services fees ................................................................. 34,836 40,064 202,248
Administration fees ..................................................................... 10,914 11,305 44,264
Proxy fees ........................................................................... 2,418 5,588 21,298
Capital shares redeemed ................................................................. 566,212 390,586 3,963,882
Custodian fees ........................................................................ 12,320 24,136 43,952
Income dividend distributions .............................................................. 143,913 383,907 485,724
Investment advisory fees ................................................................. 51,550 61,889 424,269
Other affiliate fees ..................................................................... — 1,578 2,739
Professional fees ...................................................................... 35,119 34,066 53,292
Registration fees ...................................................................... 7 44 9,305
Service and distribution fees ............................................................... 25,638 52,034 48,908
Transfer agent fees .................................................................... 104,278 224,776 739,962
Other accrued expenses ................................................................. 10,801 69,883 21,362
Variation margin on centrally cleared swaps .................................................... 4,547 6,191 —
Swap premiums received .................................................................. — — 26,900
Unrealized depreciation on: – – –
Forward foreign currency exchange contracts ................................................... — — 232
OTC swaps .......................................................................... — — 8,302
Total li abilities ..........................................................................
199,794,402 332,375,562 363,750,330
Commitments and contingent liabilities — — —
NET ASSETS ..........................................................................
$ 303,487,872 $ 315,628,418 $ 1,128,243,755

Statements of Assets and Liabilities
(unaudited) (continued)
March 31, 2024
65
Financial Statements
See notes to financial statements.
BlackRock
GNMA Portfolio
BlackRock
Impact
Mortgage Fund
BlackRock
Income Fund
NET ASSETS CONSIST OF:
Paid-in capital .......................................................................... $ 456,740,040 $ 443,582,263 $ 1,545,043,442
Accumulated loss ....................................................................... (153,252,168) (127,953,845) (416,799,687)
NET ASSETS ..........................................................................
$ 303,487,872 $ 315,628,418 $ 1,128,243,755
(a)
  Investments, at cost — unaffiliated ..................................................... $ 487,808,562 $ 520,378,844 $ 1,421,026,514
(b)
  Investments, at cost — affiliated ....................................................... $ 1,168,886 $ 4,742,650 $ 38,132,399
(c)
  Foreign currency, at cost ........................................................... $ — $ — $ 3,414,582
(d)
  Premiums received ............................................................... $ 370,260 $ 533,616 $ —
(e)
  Proceeds received from TBA sale commitments ............................................. $ 38,803,451 $ 145,386,749 $ 13,356,714

Statements of Assets and Liabilities
(unaudited) (continued)
March 31, 2024
2024
BlackRock Semi-Annual Report to Shareholders
66
See notes to financial statements.
BlackRock
GNMA Portfolio
BlackRock
Impact Mortgage
Fund
BlackRock
Income Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................
$ 136,197,796 $ 100,146,407 $ 741,088,882
Shares outstanding ..................................................................
17,313,584 11,075,960 82,954,880
Net asset value .....................................................................
$ 7.87 $ 9.04 $ 8.93
Shares authorized ...................................................................
Unlimited Unlimited Unlimited
Par value .........................................................................
$ 0.001 $ 0.001 $ 0.001
Investor A
Net assets .........................................................................
$ 79,197,636 $ 197,667,251 $ 164,086,702
Shares outstanding ..................................................................
10,024,865 21,810,851 18,368,086
Net asset value .....................................................................
$ 7.90 $ 9.06 $ 8.93
Shares authorized ...................................................................
Unlimited Unlimited Unlimited
Par value .........................................................................
$ 0.001 $ 0.001 $ 0.001
Investor C
Net assets .........................................................................
$ 6,529,852 $ 4,169,714 $ 15,680,476
Shares outstanding ..................................................................
830,174 460,866 1,754,215
Net asset value .....................................................................
$ 7.87 $ 9.05 $ 8.94
Shares authorized ...................................................................
Unlimited Unlimited Unlimited
Par value .........................................................................
$ 0.001 $ 0.001 $ 0.001
Class K
Net assets .........................................................................
$ 81,562,588 $ 10,336,394 $ 207,387,695
Shares outstanding ..................................................................
10,401,300 1,143,098 23,214,116
Net asset value .....................................................................
$ 7.84 $ 9.04 $ 8.93
Shares authorized ...................................................................
Unlimited Unlimited Unlimited
Par value .........................................................................
$ 0.001 $ 0.001 $ 0.001
Class R
Net assets .........................................................................
$ — $ 3,308,652 $ —
Shares outstanding ..................................................................
— 365,080 —
Net asset value .....................................................................
$ — $ 9.06 $ —
Shares authorized ...................................................................
— Unlimited —
Par value .........................................................................
$ — $ 0.001 $ —

Statements of Operations
(unaudited)

Six Months Ended March 31, 2024
67
Financial Statements
See notes to financial statements.
BlackRock
GNMA Portfolio
BlackRock
Impact
Mortgage Fund
BlackRock
Income Fund
INVESTMENT INCOME – – –
Dividends — unaffiliated ................................................................. $ — $ — $ 139,354
Dividends — affiliated ................................................................... 64,987 70,856 1,305,585
Interest — unaffiliated ................................................................... 5,973,006 7,925,350 35,711,841
Total investment income ...................................................................
6,037,993 7,996,206 37,156,780
EXPENSES
Investment advisory .................................................................... 528,247 635,434 2,623,234
Transfer agent — class specific ............................................................ 146,041 312,426 250,174
Service and distribution — class specific ...................................................... 134,856 282,453 277,041
Administration ....................................................................... 66,030 69,246 216,519
Professional ......................................................................... 62,990 33,619 100,837
Registration ......................................................................... 35,049 77,634 65,990
Accounting services .................................................................... 33,945 38,377 201,617
Administration — class specific ............................................................ 31,074 32,586 105,477
Printing and postage ................................................................... 15,230 33,865 23,411
Custodian ........................................................................... 12,297 20,698 19,710
Trustees and Officer .................................................................... 3,385 3,744 8,837
Miscellaneous ........................................................................ 35,184 38,264 75,027
Total expenses excluding interest expense .......................................................
1,104,328 1,578,346 3,967,874
Interest expense ...................................................................... 9,498 1,436,795 14,224
Total expenses .........................................................................
1,113,826 3,015,141 3,982,098
Less: – – –
Administration fees waived ............................................................... — (949) —
Administration fees waived by the Manager — class specific ......................................... (31,074) (32,586) (83,711)
Fees waived and/or reimbursed by the Manager ................................................. (204,046) (279,836) (273,832)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ............................ (88,763) (233,562) (64,129)
Total ex penses after fees waived and/or reimbursed ................................................
789,943 2,468,208 3,560,426
Net investment income ....................................................................
5,248,050 5,527,998 33,596,354
REALIZED AND UNREALIZED GAIN (LOSS) $ 13,940,663 $ 13,556,570 $ 39,872,746
Net realized gain (loss) from:
Investments — unaffiliated ............................................................. $ (1,294,461) $ (4,960,632) $ (5,606,946)
Investments — affiliated ............................................................... — — (2,562,195)
Forward foreign currency exchange contracts ................................................. — — (494,009)
Foreign currency transactions ........................................................... — — 244,423
Futures contracts .................................................................... 392,881 (309,102) 4,778,117
Options written ..................................................................... 284,505 327,777 807,347
Swaps   .......................................................................... (870,965) (1,008,165) 2,562
(1,488,040) (5,950,122) (2,830,701)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................. 15,785,914 19,078,812 43,881,326
Investments — affiliated ............................................................... — — 2,964,324
Forward foreign currency exchange contracts ................................................. — — 425,064
Foreign currency translations ............................................................ — — 137,704
Futures contracts .................................................................... (1,122,592) (470,144) (4,474,180)
Options written ..................................................................... 447,241 527,826 (269,486)
Swaps   .......................................................................... 318,140 370,198 38,558
Unfunded floating rate loan interests ....................................................... — — 137
15,428,703 19,506,692 42,703,447
Net realized and unrealized gain .............................................................
13,940,663 13,556,570 39,872,746
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................
$ 19,188,713 $ 19,084,568 $ 73,469,100

Statements of Changes in Net Assets

2024
BlackRock Semi-Annual Report to Shareholders
68
See notes to financial statements.
BlackRock GNMA Portfolio BlackRock Impact Mortgage Fund
Six Months Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Six Months Ended
03/31/24
(unaudited)
Year Ended
09/30/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 5,248,050 $ 10,122,046 $ 5,527,998 $ 14,209,274
Net realized loss ................................................ (1,488,040) (22,750,049) (5,950,122) (19,518,264)
Net change in unrealized appreciation (depreciation) ........................ 15,428,703 11,182,229 19,506,692 4,568,270
Net increase (decrease) in net assets resulting from operations ...................
19,188,713 (1,445,774) 19,084,568 (740,720)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
From net investment income:
Institutional ................................................... (2,571,216) (5,710,194) (1,839,431) (5,126,984)
Investor A .................................................... (1,352,187) (2,724,585) (3,211,411) (6,773,495)
Investor C .................................................... (88,595) (178,293) (58,396) (162,032)
Class K ...................................................... (1,467,637) (2,385,650) (193,149) (421,144)
Class R ...................................................... — — (48,500) (90,797)
Return of capital: – – – –
Institutional ................................................... — — — (711,915)
Investor A .................................................... — — — (940,544)
Investor C .................................................... — — — (22,499)
Class K ...................................................... — — — (58,479)
Class R ...................................................... — — — (12,608)
Decrease in net assets resulting from distributions to shareholders .................
(5,479,635) (10,998,722) (5,350,887) (14,320,497)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions .................
(24,505,132) (37,308,248) (41,247,762) (125,996,148)
NET ASSETS
Total decrease in net assets .......................................... (10,796,054) (49,752,744) (27,514,081) (141,057,365)
Beginning of period ................................................
314,283,926 364,036,670 343,142,499 484,199,864
End of period ....................................................
$ 303,487,872 $ 314,283,926 $ 315,628,418 $ 343,142,499
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
69
Financial Statements
See notes to financial statements.
BlackRock Income Fund
Six Months Ended
03/31/24
(unaudited)
Year Ended
09/30/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 33,596,354 $ 71,023,698
Net realized loss .................................................................................. (2,830,701) (102,090,084)
Net change in unrealized appreciation (depreciation) .......................................................... 42,703,447 131,621,662
Net increase in net assets resulting from operations .............................................................
73,469,100 100,555,276
DISTRIBUTIONS TO SHAREHOLDERS
(a)
From net investment income:
Institutional ..................................................................................... (22,009,798) (39,122,208)
Investor A ...................................................................................... (4,844,397) (6,882,877)
Investor C ...................................................................................... (420,205) (651,727)
Class K ........................................................................................ (5,958,342) (8,611,309)
Return of capital: – –
Institutional ..................................................................................... — (11,498,073)
Investor A ...................................................................................... — (2,022,888)
Investor C ...................................................................................... — (191,544)
Class K ........................................................................................ — (2,530,876)
Decrease in net assets resulting from distributions to shareholders ...................................................
(33,232,742) (71,511,502)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ...........................................
46,930,312 (761,619,701)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 87,166,670 (732,575,927)
Beginning of period ..................................................................................
1,041,077,085 1,773,653,012
End of period ......................................................................................
$ 1,128,243,755 $ 1,041,077,085
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders
70
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.72%, 0.55% and 0.42%, respectively.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock GNMA Portfolio
Institutional
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of period ...........
$ 7.53  $ 7.80  $ 9.35  $ 9.50  $ 9.46  $ 9.13
Net investment income
(a)
...................
0 .13  0 .24  0 .13  0 .09  0 .22  0 .27
Net realized and unrealized gain (loss) ..........
0 .35  ( 0 .25 ) ( 1 .49 ) ( 0 .04 ) 0 .14  0 .41
Net increase (decrease) from investment operations .. 0.48  (0.01) (1.36) 0.05  0.36  0.68
Distributions
(b)
– – – – – –
From net investment income ................
( 0 .14 ) ( 0 .26 ) ( 0 .19 ) ( 0 .20 ) ( 0 .32 ) ( 0 .35 )
Return of capital ......................... —  —  —  —  —  ( 0 .00 )
(c)
Total distributions ......................... (0.14) (0.26) (0.19) (0.20) (0.32) (0.35)
Net asset value, end of period ................ $ 7.87  $ 7.53  $ 7.80  $ 9.35  $ 9.50  $ 9.46
Total Return
(d)
— — — — — —
Based on net asset value .................... 6.40%
(e)
(0.29)% (14.75)% 0.47% 3.86% 7.55%
Ratios to Average Net Assets
(f)
Total expen ses ...........................
0.66%
(g)
1.08% 0.79%
(h)
0.57% 0.65% 1.14%
Total expenses after fees waived and/or reimbursed ..
0.43%
(g)
0.88% 0.62%
(h)
0.43% 0.48% 0.95%
Total expenses after fees waived and/or reimbursed and
excluding interest expense . .................
0.43%
(g)
0.42% 0.49%
(h)
0.43% 0.42% 0.42%
Net investment income .....................
3.45%
(g)
2.99% 1.43% 1.00% 2.28% 2.92%
Supplemental Data
Net assets, end of period (000) ................ $ 136,198  $ 147,548  $ 203,542  $ 363,815  $ 356,671  $ 264,811
Portfolio turnover rate
(i)
...................... 707% 983% 1,368% 1,443% 1,380% 1,482%
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Portfolio turnover rate (excluding MDRs) ...............................
448% 680% 818% 859% 912% 947%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
71
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.98%, 0.80% and 0.67%, respectively.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock GNMA Portfolio
Investor A
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of period ...........
$ 7.56  $ 7.84  $ 9.39  $ 9.54  $ 9.50  $ 9.17
Net investment income
(a)
...................
0 .12  0 .22  0 .11  0 .07  0 .19  0 .25
Net realized and unrealized gain (loss) ..........
0 .35  ( 0 .26 ) ( 1 .49 ) ( 0 .05 ) 0 .15  0 .40
Net increase (decrease) from investment operations .. 0.47  (0.04) (1.38) 0.02  0.34  0.65
Distributions
(b)
– – – – – –
From net investment income ................
( 0 .13 ) ( 0 .24 ) ( 0 .17 ) ( 0 .17 ) ( 0 .30 ) ( 0 .32 )
Return of capital ......................... —  —  —  —  —  ( 0 .00 )
(c)
Total distributions ......................... (0.13) (0.24) (0.17) (0.17) (0.30) (0.32)
Net asset value, end of period ................ $ 7.90  $ 7.56  $ 7.84  $ 9.39  $ 9.54  $ 9.50
Total Return
(d)
— — — — — —
Based on net asset value .................... 6.25%
(e)
(0.65)% (14.89)% 0.23% 3.60% 7.27%
Ratios to Average Net Assets
(f)
Total expen ses ...........................
0.92%
(g)
1.34% 1.05%
(h)
0.84% 0.93% 1.43%
Total expenses after fees waived and/or reimbursed ..
0.68%
(g)
1.13% 0.87%
(h)
0.68% 0.73% 1.20%
Total expenses after fees waived and/or reimbursed and
excluding interest expense . .................
0.68%
(g)
0.67% 0.74%
(h)
0.68% 0.67% 0.67%
Net investment income .....................
3.20%
(g)
2.74% 1.22% 0.76% 2.04% 2.67%
Supplemental Data
Net assets, end of period (000) ................ $ 79,198  $ 81,709  $ 97,871  $ 151,434  $ 161,035  $ 137,065
Portfolio turnover rate
(i)
...................... 707% 983% 1,368% 1,443% 1,380% 1,482%
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Portfolio turnover rate (excluding MDRs) ...............................
448% 680% 818% 859% 912% 947%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders
72
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 1.70%, 1.55% and 1.42%, respectively.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock GNMA Portfolio
Investor C
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of period ...........
$ 7.53  $ 7.80  $ 9.35  $ 9.50  $ 9.46  $ 9.13
Net investment income
(a)
...................
0 .10  0 .16  0 .04  0 .01  0 .12  0 .18
Net realized and unrealized gain (loss) ..........
0 .34  ( 0 .25 ) ( 1 .49 ) ( 0 .06 ) 0 .15  0 .40
Net increase (decrease) from investment operations .. 0.44  (0.09) (1.45) (0.05) 0.27  0.58
Distributions
(b)
– – – – – –
From net investment income ................
( 0 .10 ) ( 0 .18 ) ( 0 .10 ) ( 0 .10 ) ( 0 .23 ) ( 0 .25 )
Return of capital ......................... —  —  —  —  —  ( 0 .00 )
(c)
Total distributions ......................... (0.10) (0.18) (0.10) (0.10) (0.23) (0.25)
Net asset value, end of period ................ $ 7.87  $ 7.53  $ 7.80  $ 9.35  $ 9.50  $ 9.46
Total Return
(d)
— — — — — —
Based on net asset value .................... 5.88%
(e)
(1.28)% (15.60)% (0.53)% 2.83% 6.49%
Ratios to Average Net Assets
(f)
Total expen ses ...........................
1.64%
(g)
2.07% 1.77%
(h)
1.53% 1.63% 2.17%
Total expenses after fees waived and/or reimbursed ..
1.43%
(g)
1.88% 1.62%
(h)
1.43% 1.48% 1.95%
Total expenses after fees waived and/or reimbursed and
excluding interest expense . .................
1.43%
(g)
1.42% 1.49%
(h)
1.43% 1.42% 1.42%
Net investment income .....................
2.46%
(g)
1.99% 0.44% 0.06% 1.30% 1.96%
Supplemental Data
Net assets, end of period (000) ................ $ 6,530  $ 7,034  $ 9,715  $ 18,415  $ 31,336  $ 34,257
Portfolio turnover rate
(i)
...................... 707% 983% 1,368% 1,443% 1,380% 1,482%
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Portfolio turnover rate (excluding MDRs) ...............................
448% 680% 818% 859% 912% 947%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
73
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.62%, 0.50% and 0.37%, respectively.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock GNMA Portfolio
Class K
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of period ...........
$ 7.50  $ 7.78  $ 9.32  $ 9.47  $ 9.43  $ 9.10
Net investment income
(a)
...................
0 .14  0 .24  0 .15  0 .11  0 .22  0 .27
Net realized and unrealized gain (loss) ..........
0 .34  ( 0 .26 ) ( 1 .50 ) ( 0 .06 ) 0 .14  0 .41
Net increase (decrease) from investment operations .. 0.48  (0.02) (1.35) 0.05  0.36  0.68
Distributions
(b)
– – – – – –
From net investment income ................
( 0 .14 ) ( 0 .26 ) ( 0 .19 ) ( 0 .20 ) ( 0 .32 ) ( 0 .35 )
Return of capital ......................... —  —  —  —  —  ( 0 .00 )
(c)
Total distributions ......................... (0.14) (0.26) (0.19) (0.20) (0.32) (0.35)
Net asset value, end of period ................ $ 7.84  $ 7.50  $ 7.78  $ 9.32  $ 9.47  $ 9.43
Total Return
(d)
— — — — — —
Based on net asset value .................... 6.45%
(e)
(0.38)% (14.65)% 0.52% 3.91% 7.62%
Ratios to Average Net Assets
(f)
Total expen ses ...........................
0.54%
(g)
0.98% 0.67%
(h)
0.47% 0.54% 1.03%
Total expenses after fees waived and/or reimbursed ..
0.38%
(g)
0.83% 0.55%
(h)
0.38% 0.43% 0.90%
Total expenses after fees waived and/or reimbursed and
excluding interest expense . .................
0.38%
(g)
0.37% 0.42%
(h)
0.38% 0.37% 0.37%
Net investment income .....................
3.50%
(g)
3.00% 1.72% 1.15% 2.34% 2.93%
Supplemental Data
Net assets, end of period (000) ................ $ 81,563  $ 77,993  $ 52,909  $ 30,757  $ 67,675  $ 45,934
Portfolio turnover rate
(i)
...................... 707% 983% 1,368% 1,443% 1,380% 1,482%
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Portfolio turnover rate (excluding MDRs) ...............................
448% 680% 818% 859% 912% 947%
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders
74
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Impact Mortgage Fund
Institutional
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of period ...........
$ 8.67  $ 9.04  $ 10.81  $ 11.11  $ 10.62  $ 10.03
Net investment income
(a)
...................
0 .16  0 .32  0 .17  0 .12  0 .20  0 .26
Net realized and unrealized gain (loss) ..........
0 .36  ( 0 .37 ) ( 1 .75 ) ( 0 .25 ) 0 .51  0 .62
Net increase (decrease) from investment operations .. 0.52  (0.05) (1.58) (0.13) 0.71  0.88
Distributions
(b)
– – – – – –
From net investment income ................
( 0 .15 ) ( 0 .28 ) ( 0 .18 ) ( 0 .17 ) ( 0 .22 ) ( 0 .29 )
Return of capital ......................... —  ( 0 .04 ) ( 0 .01 ) —  —  ( 0 .00 )
(c)
Total distributions ......................... (0.15) (0.32) (0.19) (0.17) (0.22) (0.29)
Net asset value, end of period ................ $ 9.04  $ 8.67  $ 9.04  $ 10.81  $ 11.11  $ 10.62
Total Return
(d)
— — — — — —
Based on net asset value .................... 6.07%
(e)
(0.66)% (14.77)% (1.16)% 6.72% 8.86%
Ratios to Average Net Assets
(f)
Total expen ses ...........................
1.69%
(g)
1.91% 0.83% 0.65% 0.76% 1.20%
Total expenses after fees waived and/or reimbursed ..
1.34%
(g)
1.58% 0.61% 0.45% 0.56% 0.96%
Total expenses after fees waived and/or reimbursed and
excluding interest expense . .................
0.46%
(g)
0.45% 0.45% 0.45% 0.45% 0.45%
Net investment income .....................
3.57%
(g)
3.49% 1.67% 1.10% 1.79% 2.51%
Supplemental Data
Net assets, end of period (000) ................ $ 100,146  $ 117,739  $ 201,444  $ 295,674  $ 412,161  $ 217,815
Portfolio turnover rate
(h)
...................... 1,077% 2,372% 1,027% 715% 745% 837%
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Portfolio turnover rate (excluding MDRs) ...............................
620% 1,496% 679% 458% 508% 571%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
75
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Impact Mortgage Fund
Investor A
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of period ...........
$ 8.69  $ 9.06  $ 10.83  $ 11.14  $ 10.65  $ 10.06
Net investment income
(a)
...................
0 .15  0 .30  0 .15  0 .09  0 .18  0 .24
Net realized and unrealized gain (loss) ..........
0 .36  ( 0 .37 ) ( 1 .76 ) ( 0 .26 ) 0 .50  0 .61
Net increase (decrease) from investment operations .. 0.51  (0.07) (1.61) (0.17) 0.68  0.85
Distributions
(b)
– – – – – –
From net investment income ................
( 0 .14 ) ( 0 .26 ) ( 0 .15 ) ( 0 .14 ) ( 0 .19 ) ( 0 .26 )
Return of capital ......................... —  ( 0 .04 ) ( 0 .01 ) —  —  ( 0 .00 )
(c)
Total distributions ......................... (0.14) (0.30) (0.16) (0.14) (0.19) (0.26)
Net asset value, end of period ................ $ 9.06  $ 8.69  $ 9.06  $ 10.83  $ 11.14  $ 10.65
Total Return
(d)
— — — — — —
Based on net asset value .................... 5.93%
(e)
(0.89)% (14.95)% (1.49)% 6.45% 8.57%
Ratios to Average Net Assets
(f)
Total expen ses ...........................
1.93%
(g)
2.16% 1.09% 0.91% 1.02% 1.47%
Total expenses after fees waived and/or reimbursed ..
1.59%
(g)
1.83% 0.86% 0.70% 0.81% 1.21%
Total expenses after fees waived and/or reimbursed and
excluding interest expense . .................
0.71%
(g)
0.70% 0.70% 0.70% 0.70% 0.70%
Net investment income .....................
3.31%
(g)
3.24% 1.43% 0.84% 1.61% 2.28%
Supplemental Data
Net assets, end of period (000) ................ $ 197,667  $ 205,185  $ 253,152  $ 340,582  $ 414,711  $ 354,704
Portfolio turnover rate
(h)
...................... 1,077% 2,372% 1,027% 715% 745% 837%
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Portfolio turnover rate (excluding MDRs) ...............................
620% 1,496% 679% 458% 508% 571%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders
76
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Impact Mortgage Fund
Investor C
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of period ...........
$ 8.68  $ 9.05  $ 10.81  $ 11.12  $ 10.63  $ 10.04
Net investment income
(a)
...................
0 .11  0 .23  0 .07  0 .01  0 .09  0 .16
Net realized and unrealized gain (loss) ..........
0 .37  ( 0 .37 ) ( 1 .74 ) ( 0 .26 ) 0 .51  0 .61
Net increase (decrease) from investment operations .. 0.48  (0.14) (1.67) (0.25) 0.60  0.77
Distributions
(b)
– – – – – –
From net investment income ................
( 0 .11 ) ( 0 .20 ) ( 0 .08 ) ( 0 .06 ) ( 0 .11 ) ( 0 .18 )
Return of capital ......................... —  ( 0 .03 ) ( 0 .01 ) —  —  ( 0 .00 )
(c)
Total distributions ......................... (0.11) (0.23) (0.09) (0.06) (0.11) (0.18)
Net asset value, end of period ................ $ 9.05  $ 8.68  $ 9.05  $ 10.81  $ 11.12  $ 10.63
Total Return
(d)
— — — — — —
Based on net asset value .................... 5.55%
(e)
(1.64)% (15.53)% (2.23)% 5.66% 7.78%
Ratios to Average Net Assets
(f)
Total expen ses ...........................
2.61%
(g)
2.84% 1.82% 1.65% 1.80% 2.30%
Total expenses after fees waived and/or reimbursed ..
2.34%
(g)
2.58% 1.61% 1.45% 1.56% 1.96%
Total expenses after fees waived and/or reimbursed and
excluding interest expense . .................
1.46%
(g)
1.45% 1.45% 1.45% 1.45% 1.45%
Net investment income .....................
2.58%
(g)
2.50% 0.64% 0.09% 0.84% 1.55%
Supplemental Data
Net assets, end of period (000) ................ $ 4,170  $ 5,747  $ 8,781  $ 14,221  $ 25,922  $ 26,193
Portfolio turnover rate
(h)
...................... 1,077% 2,372% 1,027% 715% 745% 837%
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Portfolio turnover rate (excluding MDRs) ...............................
620% 1,496% 679% 458% 508% 571%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
77
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Impact Mortgage Fund
Class K
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of period ...........
$ 8.67  $ 9.04  $ 10.81  $ 11.11  $ 10.62  $ 10.04
Net investment income
(a)
...................
0 .16  0 .32  0 .19  0 .12  0 .20  0 .25
Net realized and unrealized gain (loss) ..........
0 .37  ( 0 .36 ) ( 1 .77 ) ( 0 .24 ) 0 .51  0 .62
Net increase (decrease) from investment operations .. 0.53  (0.04) (1.58) (0.12) 0.71  0.87
Distributions
(b)
– – – – – –
From net investment income ................
( 0 .16 ) ( 0 .29 ) ( 0 .18 ) ( 0 .18 ) ( 0 .22 ) ( 0 .29 )
Return of capital ......................... —  ( 0 .04 ) ( 0 .01 ) —  —  ( 0 .00 )
(c)
Total distributions ......................... (0.16) (0.33) (0.19) (0.18) (0.22) (0.29)
Net asset value, end of period ................ $ 9.04  $ 8.67  $ 9.04  $ 10.81  $ 11.11  $ 10.62
Total Return
(d)
— — — — — —
Based on net asset value .................... 6.10%
(e)
(0.61)% (14.73)% (1.11)% 6.78% 8.81%
Ratios to Average Net Assets
(f)
Total expen ses ...........................
1.50%
(g)
1.74% 0.69% 0.54% 0.64% 1.06%
Total expenses after fees waived and/or reimbursed ..
1.29%
(g)
1.53% 0.56% 0.40% 0.51% 0.91%
Total expenses after fees waived and/or reimbursed and
excluding interest expense . .................
0.41%
(g)
0.40% 0.40% 0.40% 0.40% 0.40%
Net investment income .....................
3.62%
(g)
3.54% 1.84% 1.14% 1.79% 2.44%
Supplemental Data
Net assets, end of period (000) ................ $ 10,336  $ 11,252  $ 17,328  $ 16,753  $ 17,335  $ 5,031
Portfolio turnover rate
(h)
...................... 1,077% 2,372% 1,027% 715% 745% 837%
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Portfolio turnover rate (excluding MDRs) ...............................
620% 1,496% 679% 458% 508% 571%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders
78
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Impact Mortgage Fund
Class R
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of period ...........
$ 8.69  $ 9.06  $ 10.83  $ 11.14  $ 10.65  $ 10.06
Net investment income
(a)
...................
0 .14  0 .27  0 .12  0 .06  0 .16  0 .21
Net realized and unrealized gain (loss) ..........
0 .36  ( 0 .36 ) ( 1 .75 ) ( 0 .25 ) 0 .49  0 .61
Net increase (decrease) from investment operations .. 0.50  (0.09) (1.63) (0.19) 0.65  0.82
Distributions
(b)
– – – – – –
From net investment income ................
( 0 .13 ) ( 0 .25 ) ( 0 .13 ) ( 0 .12 ) ( 0 .16 ) ( 0 .23 )
Return of capital ......................... —  ( 0 .03 ) ( 0 .01 ) —  —  ( 0 .00 )
(c)
Total distributions ......................... (0.13) (0.28) (0.14) (0.12) (0.16) (0.23)
Net asset value, end of period ................ $ 9.06  $ 8.69  $ 9.06  $ 10.83  $ 11.14  $ 10.65
Total Return
(d)
— — — — — —
Based on net asset value .................... 5.80%
(e)
(1.14)% (15.16)% (1.73)% 6.18% 8.30%
Ratios to Average Net Assets
(f)
Total expen ses ...........................
2.17%
(g)
2.44% 1.45% 1.23% 1.36% 2.11%
Total expenses after fees waived and/or reimbursed ..
1.84%
(g)
2.08% 1.11% 0.95% 1.06% 1.46%
Total expenses after fees waived and/or reimbursed and
excluding interest expense . .................
0.96%
(g)
0.95% 0.95% 0.95% 0.95% 0.95%
Net investment income .....................
3.06%
(g)
2.98% 1.19% 0.59% 1.51% 2.06%
Supplemental Data
Net assets, end of period (000) ................ $ 3,309  $ 3,220  $ 3,494  $ 4,377  $ 5,133  $ 13,734
Portfolio turnover rate
(h)
...................... 1,077% 2,372% 1,027% 715% 745% 837%
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Portfolio turnover rate (excluding MDRs) ...............................
620% 1,496% 679% 458% 508% 571%
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
79
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Income Fund
Institutional
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of period ...........
$ 8.59  $ 8.50  $ 10.46  $ 10.22  $ 10.32  $ 10.13
Net investment income
(a)
...................
0 .28  0 .49  0 .34  0 .37  0 .44  0 .47
Net realized and unrealized gain (loss) ..........
0 .34  0 .10  ( 1 .75 ) 0 .25  ( 0 .06 ) 0 .24
Net increase (decrease) from investment operations .. 0.62  0.59  (1.41) 0.62  0.38  0.71
Distributions
(b)
– – – – – –
From net investment income ................
( 0 .28 ) ( 0 .39 ) ( 0 .42 ) ( 0 .38 ) ( 0 .47 ) ( 0 .52 )
From net realized gain .....................
—  —  ( 0 .13 ) —  ( 0 .01 ) —
Return of capital ......................... —  ( 0 .11 ) —  —  —  —
Total distributions ......................... (0.28) (0.50) (0.55) (0.38) (0.48) (0.52)
Net asset value, end of period ................ $ 8.93  $ 8.59  $ 8.50  $ 10.46  $ 10.22  $ 10.32
Total Return
(c)
— — — — — —
Based on net asset value .................... 7.29%
(d)
6.98% (13.95)% 6.13% 3.90%
(e)
7.22%
Ratios to Average Net Assets
(f)
Total expen ses ...........................
0.70%
(g)
0.85% 0.73% 0.71% 0.73% 0.78%
Total expenses after fees waived and/or reimbursed ..
0.63%
(g)
0.62% 0.62% 0.62% 0.62% 0.62%
Total expenses after fees waived and/or reimbursed and
excluding interest expense . .................
0.63%
(g)
0.62% 0.62% 0.62% 0.62% 0.62%
Net investment income .....................
6.42%
(g)
5.61% 3.57% 3.46% 4.35% 4.64%
Supplemental Data
Net assets, end of period (000) ................ $ 741,089  $ 690,547  $ 1,370,526  $ 2,622,329  $ 1,300,683  $ 919,409
Portfolio turnover rate
(h)
...................... 281% 571% 133% 81% 92% 77%
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Portfolio turnover rate (excluding MDRs) ...............................
155% 365% 133% 81% 92% 77%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders
80
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Income Fund
Investor A
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of period ...........
$ 8.59  $ 8.50  $ 10.45  $ 10.22  $ 10.32  $ 10.13
Net investment income
(a)
...................
0 .27  0 .47  0 .32  0 .34  0 .41  0 .44
Net realized and unrealized gain (loss) ..........
0 .34  0 .10  ( 1 .74 ) 0 .25  ( 0 .05 ) 0 .24
Net increase (decrease) from investment operations .. 0.61  0.57  (1.42) 0.59  0.36  0.68
Distributions
(b)
– – – – – –
From net investment income ................
( 0 .27 ) ( 0 .37 ) ( 0 .40 ) ( 0 .36 ) ( 0 .45 ) ( 0 .49 )
From net realized gain .....................
—  —  ( 0 .13 ) —  ( 0 .01 ) —
Return of capital ......................... —  ( 0 .11 ) —  —  —  —
Total distributions ......................... (0.27) (0.48) (0.53) (0.36) (0.46) (0.49)
Net asset value, end of period ................ $ 8.93  $ 8.59  $ 8.50  $ 10.45  $ 10.22  $ 10.32
Total Return
(c)
— — — — — —
Based on net asset value .................... 7.16%
(d)
6.71% (14.08)% 5.77% 3.64%
(e)
6.96%
Ratios to Average Net Assets
(f)
Total expen ses ...........................
1.00%
(g)
0.97% 0.91% 0.90% 0.97% 1.04%
Total expenses after fees waived and/or reimbursed ..
0.88%
(g)
0.87% 0.87% 0.87% 0.87% 0.87%
Total expenses after fees waived and/or reimbursed and
excluding interest expense . .................
0.88%
(g)
0.87% 0.87% 0.87% 0.87% 0.87%
Net investment income .....................
6.17%
(g)
5.43% 3.35% 3.23% 4.10% 4.40%
Supplemental Data
Net assets, end of period (000) ................ $ 164,087  $ 155,383  $ 161,675  $ 230,457  $ 142,602  $ 102,857
Portfolio turnover rate
(h)
...................... 281% 571% 133% 81% 92% 77%
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Portfolio turnover rate (excluding MDRs) ...............................
155% 365% 133% 81% 92% 77%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
81
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Income Fund
Investor C
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of period ...........
$ 8.60  $ 8.50  $ 10.46  $ 10.23  $ 10.32  $ 10.13
Net investment income
(a)
...................
0 .24  0 .40  0 .25  0 .27  0 .34  0 .37
Net realized and unrealized gain (loss) ..........
0 .34  0 .11  ( 1 .75 ) 0 .24  ( 0 .05 ) 0 .23
Net increase (decrease) from investment operations .. 0.58  0.51  (1.50) 0.51  0.29  0.60
Distributions
(b)
– – – – – –
From net investment income ................
( 0 .24 ) ( 0 .32 ) ( 0 .33 ) ( 0 .28 ) ( 0 .37 ) ( 0 .41 )
From net realized gain .....................
—  —  ( 0 .13 ) —  ( 0 .01 ) —
Return of capital ......................... —  ( 0 .09 ) —  —  —  —
Total distributions ......................... (0.24) (0.41) (0.46) (0.28) (0.38) (0.41)
Net asset value, end of period ................ $ 8.94  $ 8.60  $ 8.50  $ 10.46  $ 10.23  $ 10.32
Total Return
(c)
— — — — — —
Based on net asset value .................... 6.75%
(d)
6.04% (14.81)% 4.97% 2.97%
(e)
6.16%
Ratios to Average Net Assets
(f)
Total expen ses ...........................
1.75%
(g)
1.73% 1.67% 1.66% 1.73% 1.79%
Total expenses after fees waived and/or reimbursed ..
1.63%
(g)
1.62% 1.62% 1.62% 1.62% 1.62%
Total expenses after fees waived and/or reimbursed and
excluding interest expense . .................
1.63%
(g)
1.62% 1.62% 1.62% 1.62% 1.62%
Net investment income .....................
5.41%
(g)
4.64% 2.58% 2.52% 3.37% 3.66%
Supplemental Data
Net assets, end of period (000) ................ $ 15,680  $ 15,840  $ 20,598  $ 35,555  $ 30,905  $ 32,197
Portfolio turnover rate
(h)
...................... 281% 571% 133% 81% 92% 77%
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Portfolio turnover rate (excluding MDRs) ...............................
155% 365% 133% 81% 92% 77%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders
82
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Income Fund
Class K
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Net asset value, beginning of period ...........
$ 8.59  $ 8.50  $ 10.45  $ 10.22  $ 10.32  $ 10.13
Net investment income
(a)
...................
0 .28  0 .50  0 .35  0 .37  0 .44  0 .47
Net realized and unrealized gain (loss) ..........
0 .34  0 .09  ( 1 .74 ) 0 .25  ( 0 .05 ) 0 .24
Net increase (decrease) from investment operations .. 0.62  0.59  (1.39) 0.62  0.39  0.71
Distributions
(b)
– – – – – –
From net investment income ................
( 0 .28 ) ( 0 .39 ) ( 0 .43 ) ( 0 .39 ) ( 0 .48 ) ( 0 .52 )
From net realized gain .....................
—  —  ( 0 .13 ) —  ( 0 .01 ) —
Return of capital ......................... —  ( 0 .11 ) —  —  —  —
Total distributions ......................... (0.28) (0.50) (0.56) (0.39) (0.49) (0.52)
Net asset value, end of period ................ $ 8.93  $ 8.59  $ 8.50  $ 10.45  $ 10.22  $ 10.32
Total Return
(c)
— — — — — —
Based on net asset value .................... 7.31%
(d)
7.03% (13.82)% 6.09% 3.95%
(e)
7.27%
Ratios to Average Net Assets
(f)
Total expen ses ...........................
0.67%
(g)
0.65% 0.58% 0.57% 0.65% 0.69%
Total expenses after fees waived and/or reimbursed ..
0.58%
(g)
0.57% 0.56% 0.56% 0.57% 0.57%
Total expenses after fees waived and/or reimbursed and
excluding interest expense . .................
0.58%
(g)
0.57% 0.56% 0.56% 0.57% 0.57%
Net investment income .....................
6.44%
(g)
5.70% 3.65% 3.52% 4.40% 4.65%
Supplemental Data
Net assets, end of period (000) ................ $ 207,388  $ 179,307  $ 220,853  $ 382,891  $ 126,573  $ 80,072
Portfolio turnover rate
(h)
...................... 281% 571% 133% 81% 92% 77%
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Year Ended
09/30/20
Year Ended
09/30/19
Portfolio turnover rate (excluding MDRs) ...............................
155% 365% 133% 81% 92% 77%
See notes to financial statements.

Notes to Financial Statements
(unaudited)
83
Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds V (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold without a sales charge and only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor
A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
“trade dates”) . Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the  Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Bank Overdraft:  Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Fund Name Herein Referred To As
Diversification
Classification
BlackRock GNMA Portfolio .................................................. GNMA Diversified
BlackRock Impact Mortgage Fund ............................................. Impact Mortgage Diversified
BlackRock Income Fund .................................................... Income Fund Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional, Class K and Class R Shares ............................. No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders
84
Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. Distributions from net investment income are declared daily and paid monthly.
Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”), the  trustees who are not
“interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed-Income Complex and reflected as Trustee and Officer expense on the Statements of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the
Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and

Notes to Financial Statements
(unaudited) (continued)
85
Notes to Financial Statements
prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders
86
As of March 31, 2024, certain investments of the Income Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt

Notes to Financial Statements
(unaudited) (continued)
87
Notes to Financial Statements
securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Income Fund had the following unfunded floating rate loan interests:
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Income Fund Osmosis Buyer Ltd., Delayed Draw Term Loan ............. $ 36,529 $ 36,529 $ 36,666 $ 137
$ 137

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders
88
Mortgage Dollar Roll Transactions : The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third-party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.
Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.
For the six months ended March 31, 2024, the average daily amount of reverse repurchase agreements outstanding and the weighted average interest rate for Impact
Mortgage were $52,265,785 and 5.30%, respectively.
Reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-
pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor to the extent that the aggregate market value of the cash collateral and the purchased securities it holds is less than the repurchase price. As such, the receipt of any shortfall or any closeout amount owed to a fund upon termination of the MRA could be delayed or not received at all.
As of period end, the following table is a summary of the Fund’s open reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the  Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
Counterparty
Reverse Repurchase
Agreements
Fair Value of Non-Cash
Collateral Pledged Including
Accrued Interest
(a) (a)
Cash Collateral
Pledged/Received Net Amount
(b)
BlackRock Impact Mortgage Fund
Barclays Bank plc ........................... $ (12,465,032) $ 12,465,032 $ — $ —
Canadian Imperial Bank of Commerce ............. (19,280,143) 19,280,143 — —
Daiwa Capital Markets America, Inc. ............... (8,947,751) 8,947,751 — —
$ (40,692,926) $ 40,692,926 $ — $ —
(a)
Collateral, if any, with a value of $41,841,402 has been pledged in connection with open reverse repurchase agreements. Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

Notes to Financial Statements
(unaudited) (continued)
89
Notes to Financial Statements
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Swaptions – The Funds may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders
90
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
Investment Advisory Fees
Average Daily Net Assets GNMA Impact Mortgage
First $1 billion ........................................................................................... 0.340% 0.390%
$1 billion - $3 billion ....................................................................................... 0.320 0.370
$3 billion - $5 billion ....................................................................................... 0.310 0.350
$5 billion - $10 billion ...................................................................................... 0.300 0.340
Greater than $10 billion ..................................................................................... 0.280 0.330
Investment
Advisory Fees
Average Daily Net Assets Income Fund
First $1 billion ......................................................................................................... 0.500%
$1 billion - $2 billion ..................................................................................................... 0.450
$2 billion - $3 billion ..................................................................................................... 0.425
Greater than $3 billion ................................................................................................... 0.400

Notes to Financial Statements
(unaudited) (continued)
91
Notes to Financial Statements
With respect to Income Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore)
Limited (“BSL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of the Fund for which BIL and BSL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
With respect to Impact Mortgage, the Manager entered into a sub-advisory agreement with BIL, an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees: The Trust , on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended March 31, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended March 31, 2024, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the  six months  ended March 31, 2024, the Funds  paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended March 31, 2024, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% —
Investor C ................................................................................................. 0.25 0.75%
Class R .................................................................................................. 0.25 0.25
Fund Name Investor A Investor C Class R Total
GNMA ............................................................................. $ 100,844 $ 34,012 $ — $ 134,856
Impact Mortgage ...................................................................... 250,666 23,559 8,228 282,453
Income Fund ......................................................................... 198,500 78,541 — 277,041
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Fund Name Institutional Investor A Investor C Class K Class R Total
GNMA ............................................................. $ 14,274 $ 8,068 $ 680 $ 8,052 $ — $ 31,074
Impact Mortgage ...................................................... 10,631 20,053 471 1,102 329 32,586
Income Fund ......................................................... 69,326 15,880 1,571 18,700 — 105,477
Fund Name Institutional Investor A Total
GNMA ......................................................................................... $ 4,237 $ 458 $ 4,695
Impact Mortgage .................................................................................. 3,090 410 3,500
Fund Name Institutional Investor A Investor C Class K Class R Total
GNMA ............................................................. $ 9,366 $ 1,403 $ 400 $ 153 $ — $ 11,322
Impact Mortgage ...................................................... 551 13,364 68 37 70 14,090
Income Fund ......................................................... 326 954 140 236 — 1,656

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders
92
For the six months ended March 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the  six months ended  March 31, 2024 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor
A Shares as follows:
For the six months ended March 31, 2024, affiliates received CDSCs as follows:
Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through
June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations.
For the six months ended March 31, 2024, the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-
income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amount are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended March 31, 2024, Income Fund waived $55,816 in investment advisory fees pursuant to these arrangements.
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended March 31, 2024, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
The following Funds also had a waiver of administration fees, which are included in Administration fees waived in the Statements of Operations. For the six months ended
March 31, 2024, the amounts were as follows:
Fund Name Institutional Investor A Investor C Class K Class R Total
GNMA ............................................................. $ 88,494 $ 53,523 $ 3,475 $ 549 $ — $ 146,041
Impact Mortgage ...................................................... 105,802 199,948 2,730 919 3,027 312,426
Income Fund ......................................................... 156,695 73,247 7,249 12,983 — 250,174
Fund Name Other Fees
GNMA ................................................................................................................ $ 894
Impact Mortgage ......................................................................................................... 91
Income Fund ............................................................................................................ 3,219
Fund Name Investor A Investor C
Impact Mortgage .............................................................................................. $ – $ 7
Income Fund ................................................................................................. 621 2,719
Fund Name Amounts Waived
GNMA ............................................................................................................ $ 905
Impact Mortgage ..................................................................................................... 1,044
Income Fund ........................................................................................................ 6,754
Fund Name Institutional Investor A Investor C Class K Class R
GNMA .................................................................. 0.42% 0.67% 1.42% 0.37% N/A
Impact Mortgage ........................................................... 0.45 0.70 1.45 0.40 0.95%
Income Fund .............................................................. 0.62 0.87 1.62 0.57 N/A
Fund Name
Fees Waived
and/or
Reimbursed
by the
Manager
GNMA .................................................................................................................. $ 203,141
Impact Mortgage ........................................................................................................... 27 8 ,7 92
Income Fund 211,262
Fund Name
Administration
Fees Waived
Impact Mortgage ........................................................................................................... $ 949

Notes to Financial Statements
(unaudited) (continued)
93
Notes to Financial Statements
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the six months ended March 31, 2024, class specific expense waivers and/or reimbursements were as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and GNMA is permitted to lend under the Interfund Lending
Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended March 31, 2024, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
7. PURCHASES AND SALES
For the six months ended March 31, 2024, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:
For the six months ended March 31, 2024, purchases and sales related to mortgage dollar rolls were as follows:
Fund Name/Share Class
Administration Fees
Waived by the Manager
- Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
- Class Specific
GNMA
Institutional .................................................................................... $ 14,274 $ 52,956
Investor A ..................................................................................... 8,068 33,471
Investor C ..................................................................................... 680 1,787
Class K ...................................................................................... 8,052 549
$ 31,074 $ 88,763
Impact Mortgage
Institutional .................................................................................... 10,631 79,229
Investor A ..................................................................................... 20,053 149,641
Investor C ..................................................................................... 471 1,574
Class K ...................................................................................... 1,102 919
Class R ...................................................................................... 329 2,199
$ 32,586 $ 233,562
Income Fund
Institutional .................................................................................... 47,560 12,701
Investor A ..................................................................................... 15,880 35,008
Investor C ..................................................................................... 1,571 3,437
Class K ...................................................................................... 18,700 12,983
$ 83,711 $ 64,129
Other Securities
Fund Name Purchases Sales
GNMA ............................................................................................. $ 2,619,809,544 $ 2,625,441,623
Impact Mortgage ...................................................................................... 3,908,175,599 3,958,118,760
Income Fund ......................................................................................... 3,391,809,398 3,307,252,362
Fund Name Purchases Sales
GNMA ............................................................................................. $ 962,034,281 $ 961,466,914
Impact Mortgage ...................................................................................... 1,660,428,269 1,659,983,297
Income Fund ......................................................................................... 1,481,025,571 1,480,451,301

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders
94
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of September 30, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:
As of March 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR  (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2024 unless extended or renewed.
These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended March 31, 2024, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Market Risk : Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
Fund Name
Non-Expiring
Capital Loss
Carryforwards
Qualified Late-Year
Ordinary Losses
GNMA ............................................................................................. $ (122,515,135) $ —
Impact Mortgage ...................................................................................... (94,327,231) —
Income Fund ......................................................................................... (392,700,376) (26,639)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
GNMA ......................................................... $ 489,018,792 $ 2,773,582 $ (30,961,059) $ (28,187,477)
Impact Mortgage .................................................. 526,162,115 766,269 (28,327,100) (27,560,831)
Income Fund .................................................... 1,460,562,370 19,343,338 (37,028,888) (17,685,550)

Notes to Financial Statements
(unaudited) (continued)
95
Notes to Financial Statements
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds' performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-
backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Funds may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate
(“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates
LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders
96
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Six Months Ended
03/31/24
Year Ended
09/30/23
Fund Name/Share Class
Shares Amount Shares Amount
GNMA
Institutional
Shares sold ..........................................
1,241,706 $ 9,562,723 3,753,918 $ 29,930,487
Shares issued in reinvestment of distributions .....................
291,477 2,263,184 628,757 4,958,092
Shares redeemed ......................................
(3,819,518) (29,494,005) (10,862,230) (85,593,753)
(2,286,335) $ (17,668,098) (6,479,555) $ (50,705,174)
Investor A
Shares sold and automatic conversion of shares ....................
266,083 $ 2,066,723 659,446 $ 5,244,736
Shares issued in reinvestment of distributions .....................
160,998 1,255,505 316,392 2,504,533
Shares redeemed ......................................
(1,210,252) (9,405,142) (2,654,687) (21,088,301)
(783,171) $ (6,082,914) (1,678,849) $ (13,339,032)
Investor C
Shares sold ..........................................
25,146 $ 196,705 121,960 $ 956,650
Shares issued in reinvestment of distributions .....................
11,121 86,292 21,909 172,638
Shares redeemed and automatic conversion of shares ...............
(140,670) (1,086,891) (454,287) (3,586,581)
(104,403) $ (803,894) (310,418) $ (2,457,293)
Class K
Shares sold ..........................................
317,510 $ 2,447,829 4,426,816 $ 35,668,429
Shares issued in reinvestment of distributions .....................
189,120 1,465,064 303,769 2,384,868
Shares redeemed ......................................
(498,993) (3,863,119) (1,137,669) (8,860,046)
7,637 $ 49,774 3,592,916 $ 29,193,251
(3,166,272) $ (24,505,132) (4,875,906) $ (37,308,248)
Impact Mortgage
Institutional
Shares sold ..........................................
1,408,906 $ 12,594,796 16,723,321 $ 155,631,492
Shares issued in reinvestment of distributions .....................
186,369 1,661,459 558,712 5,103,462
Shares redeemed ......................................
(4,099,864) (36,270,151) (25,976,095) (238,359,066)
(2,504,589) $ (22,013,896) (8,694,062) $ (77,624,112)
Investor A
Shares sold and automatic conversion of shares ....................
722,956 $ 6,502,597 1,291,242 $ 11,852,294
Shares issued in reinvestment of distributions .....................
297,811 2,663,039 704,716 6,442,531
Shares redeemed ......................................
(2,821,139) (25,193,484) (6,315,751) (57,954,151)
(1,800,372) $ (16,027,848) (4,319,793) $ (39,659,326)
Investor C
Shares sold ..........................................
2,241 $ 20,130 106,724 $ 997,937
Shares issued in reinvestment of distributions .....................
6,340 56,474 19,986 182,461
Shares redeemed and automatic conversion of shares ...............
(210,129) (1,832,446) (434,861) (3,983,202)
(201,548) $ (1,755,842) (308,151) $ (2,802,804)
Class K
Shares sold ..........................................
161,193 $ 1,433,077 368,437 $ 3,364,716
Shares issued in reinvestment of distributions .....................
21,621 192,921 51,702 471,176
Shares redeemed ......................................
(337,473) (3,024,688) (1,038,496) (9,605,709)
(154,659) $ (1,398,690) (618,357) $ (5,769,817)
Class R
Shares sold ..........................................
38,148 $ 341,290 85,810 $ 785,964
Shares issued in reinvestment of distributions .....................
5,407 48,361 11,291 103,185
Shares redeemed ......................................
(49,058) (441,137) (112,059) (1,029,238)
(5,503) $ (51,486) (14,958) $ (140,089)
(4,666,671) $ (41,247,762) (13,955,321) $ (125,996,148)
Income Fund
Institutional
Shares sold ..........................................
22,752,306 $ 200,469,026 39,905,843 $ 348,420,135
Shares issued in reinvestment of distributions .....................
2,266,450 20,003,914 5,243,175 45,663,953
Shares redeemed ......................................
(22,424,665) (196,631,537) (126,038,981) (1,098,071,700)
2,594,091 $ 23,841,403 (80,889,963) $ (703,987,612)

Notes to Financial Statements
(unaudited) (continued)
97
Notes to Financial Statements
12. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:
Effective April 11, 2024, the 364-day credit agreement to which the Trust, on behalf of the Funds, and the Participating Funds are party, was amended to (i) decrease the aggregate commitment amount to $2.40 billion, and (ii) extend the termination date to April 2025.
d
Six Months Ended
03/31/24
Year Ended
09/30/23
Fund Name/Share Class
Shares Amount Shares Amount
Investor A
Shares sold and automatic conversion of shares ....................
2,871,406 $ 25,327,809 4,501,596 $ 39,286,449
Shares issued in reinvestment of distributions .....................
528,487 4,664,284 969,301 8,448,252
Shares redeemed ......................................
(3,114,952) (27,364,994) (6,410,806) (55,786,898)
284,941 $ 2,627,099 (939,909) $ (8,052,197)
Investor C
Shares sold ..........................................
223,591 $ 1,974,514 293,923 $ 2,558,996
Shares issued in reinvestment of distributions .....................
46,207 407,843 93,765 817,685
Shares redeemed and automatic conversion of shares ...............
(357,830) (3,144,150) (967,634) (8,426,230)
(88,032) $ (761,793) (579,946) $ (5,049,549)
Class K
Shares sold ..........................................
7,254,190 $ 64,010,420 5,726,523 $ 49,900,375
Shares issued in reinvestment of distributions .....................
672,401 5,935,905 1,275,551 11,115,972
Shares redeemed ......................................
(5,579,372) (48,722,722) (12,120,431) (105,546,690)
2,347,219 $ 21,223,603 (5,118,357) $ (44,530,343)
5,138,219 $ 46,930,312 (87,528,175) $ (761,619,701)

Statement Regarding Liquidity Risk Management Program
2024
BlackRock Semi-Annual Report to Shareholders
98
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds V (the "Trust") has adopted and implemented a liquidity risk management program (the “Program”) for the BlackRock GNMA Portfolio, BlackRock Impact Mortgage Fund and BlackRock Income Fund (the “Funds”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust on behalf of the Funds, met on November 14-15, 2023 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Advisors, LLC, the investment adviser to each Fund, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the
Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment
Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30,
2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a)
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes
(such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. A fund’s derivative exposure was also considered in such calculation.
b)
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
.
During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size utilized for liquidity classifications. Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c)
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to each Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V, and
BlackRock Floating Rate Loan ETF, a series of BlackRock ETF Trust II). The Committee also considered other types of borrowing available to the funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Additional Information
99
Additional Information
Proxy Results
BlackRock Funds V
A Special Meeting of Shareholders was held on November 9, 2023 for shareholders of record on September 11, 2023, to elect Trustees to the Trust’s Board.
Shareholders elected the Trustees* as follows:
* Denotes Trust-wide proposal and voting results.
Board Members whose term of office continued after the Special Meeting of Shareholders because they were not up for election are R. Glenn Hubbard, W. Carl Kester,
Cynthia L. Egan, Frank J. Fabozzi, Catherine A. Lynch, Robert Fairbairn and John M. Perlowski. Frank J. Fabozzi's term as a Board Member of the Funds ended on
December 31, 2023.
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Votes For Votes Withheld
Lorenzo A. Flores 6,098,355,552 50,013,664
Stayce D. Harris 6,100,362,778 48,006,437
J. Phillip Holloman 6,094,339,498 54,029,718
Arthur P. Steinmetz 6,096,630,633 51,738,582

Additional Information
(continued)
2024
BlackRock Semi-Annual Report to Shareholders
100
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
(a)
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
(b)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Income Fund and BlackRock Impact Mortgage Fund.
(b)
For BlackRock Income Fund.

Glossary of Terms Used in this Report
101
Glossary of Terms Used in this Report
Currency Abbreviation
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
ABS Asset-Backed Security
CLO Collateralized Loan Obligation
DAC Designated Activity Company
EFFR Effective Federal Funds Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
TBA To-be-announced

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
TaxableCGU-3/24-SAR

MARCH 31, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Semi-Annual Report
(Unaudited)
BlackRock Funds V
BlackRock Sustainable High Yield Bond Fund
BlackRock Sustainable Low Duration Bond Fund
BlackRock Bond Fund, Inc.
BlackRock Sustainable Total Return Fund

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended March 31, 2024. Higher interest rates helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war has had a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks’
advance was slower but still robust. Meanwhile, international developed market equities also gained strongly, while emerging market stocks advanced at a more modest pace.
The 10-year U.S. Treasury yield rose during the reporting period, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove positive returns overall for 10-
year U.S. Treasuries and solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates twice during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for rapid interest rate cuts, as reflected in the ongoing rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S.
Treasuries and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock
.
com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of March 31, 2024
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
23.48% 29.88%
U.S. small cap equities
(Russell 2000
®
Index)
19.94 19.71
International equities (MSCI
Europe, Australasia, Far
East Index)
16.81 15.32
Emerging market equities
(MSCI Emerging Markets
Index)
10.42 8.15
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
2.68 5.24
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
4.88 (2.44)
U.S. investment
grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
5.99 1.70
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
7.48 3.13
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
8.73 11.15
This Page is not Part of Your Fund Report
2

Page
3
The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of March 31, 2024
2024
BlackRock Semi-Annual Report to Shareholders
4
BlackRock Sustainable High Yield Bond Fund
Investment Objective
BlackRock Sustainable High Yield Bond Fund's (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management, while seeking to maintain certain environmental, governance and social (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Fund’s benchmark.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended March 31, 2024, all of the Fund’s share classes underperformed its benchmark, the Bloomberg U.S. Corporate High Yield 2% Issuer Capped
Index.
What factors influenced performance?
An underweight and security selection in retailers detracted from performance. The Fund was also hurt by security selection in BB rated issues and the healthcare sector. An underweight in CC rated securities was a further detractor, as was an overweight in bank loans.
On the other hand, security selection in B rated issues contributed, as did selection in the information technology and wireless telecommunications sectors. An underweight in the wireless sector also helped results.
The Fund used derivatives, including credit default swaps, index credit default swaps, and index futures, to add or reduce the portfolio’s risk exposure or express credit views.
The use of derivatives contributed to performance in the semi-annual period.
Describe recent portfolio activity.
The Fund’s allocation to investment-grade bonds decreased from about 4% of assets to 2%. The Fund reduced its weighting in BB rated bonds from 34% to 27%, increasing the extent of its underweight in this area. It added to the overweight in B rated issues, moving the allocation from 50% to 55%.
Describe portfolio positioning at period end.
The Fund was underweight in BBs (47% versus 27% for the index), overweight in Bs (55% to 39%) and slightly overweight in CCCs (13% versus 12%). It remained underweight in high yield bonds to fund the allocation to bank loans and the modest weighting in investment-grade corporates. At the sector level, the Fund was overweight in information technology, insurance, and wireline telecommunications, and it was underweight in midstream energy, independent energy, and retailers.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Performance
N/A - Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Total Returns
(a)(b)
1 Year Since Inception
(c)
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional ...................................... 7.07% 6.22% 8.63% 9.89% N/A 0.83% N/A
Investor A ....................................... 6.54 5.56 8.50 9.61 5.23% 0.58 (0.93)%
Class K ........................................ 7.12 6.24 8.66 9.94 N/A 0.88 N/A
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
(d)
— — 8.73 11.15 N/A 1.33 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
The Fund invests primarily in non-investment grade bonds with maturities of ten years or less. The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in high yield bonds.
(c)
The Fund commenced operations on July 22, 2021.
(d)
An unmanaged index comprised of issuers that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and no issuer represents more than 2% of the index.

Fund Summary
as of March 31, 2024 (continued)
5
Fund Summary
BlackRock Sustainable High Yield Bond Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,086.30 $ 3.03 $ 1,000.00 $ 1,022.10 $ 2.93 0.58%
Investor A ................................ 1,000.00 1,085.00 4.38 1,000.00 1,020.80 4.24 0.84
Class K .................................. 1,000.00 1,086.60 2.82 1,000.00 1,022.30 2.73 0.54
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 91.6%
Floating Rate Loan Interests ........................... 7.1
Fixed Rate Loan Interests ............................. 0.5
Common Stocks ................................... 0.4
Preferred Securities ................................. 0.4
CREDIT QUALITY ALLOCATION
Credit Rating
(b)
Percent of
Total Investments
(a)
AA/Aa ......................................... 0.5%
BBB/Baa ....................................... 2.1
BB/Ba ......................................... 35.6
B ............................................ 49.8
CCC/ Caa ....................................... 10.0
NR ........................................... 2.0
(a)
Excludes short-term securities.
(b)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Fund Summary
as of March 31, 2024
2024
BlackRock Semi-Annual Report to Shareholders
6
BlackRock Sustainable Low Duration Bond Fund
Investment Objective
BlackRock Sustainable Low Duration Bond Fund's (the “Fund”) investment objective is to seek total return in excess of the reference benchmark in a manner that is consistent with preservation of capital while seeking to maintain certain environmental, social and governance (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Fund’s benchmark.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended March 31, 2024, all of the Fund’s share classes outperformed its benchmark, the ICE BofA 1-3 Year U.S. Corporate & Government Index.
What factors influenced performance?
Positioning in investment-grade corporate bonds, asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) had the largest positive impact on performance, followed by positioning in high yield bonds and agency mortgage-backed securities (“MBS”). Duration and yield curve positioning was an additional contributor.
(Duration is a measure of interest rate sensitivity.) Positioning in non-agency MBS and U.S. Treasuries contributed to a lesser extent, while positioning in emerging market bonds detracted.
The Fund held derivatives during the reporting period. Specifically, it used futures and interest rate swaps to manage its duration and yield curve positioning. It also used currency forward contracts to manage currency risk. In the aggregate, the Fund’s use of derivatives detracted from performance. The Fund’s cash position had no material impact on performance.
Describe recent portfolio activity.
Within investment-grade corporates, the investment adviser initially favored the industrials sector, particularly consumer cyclicals. It also took advantage of pockets of opportunity in financials, with a focus on larger, well-capitalized institutions. As spreads tightened, the investment adviser reduced the Fund’s allocations to these areas. While it continued to see strong fundamentals in corporates in the latter half of the period, it sought to reduce risk given that spreads had declined near previous historic lows. The investment adviser also moved up in quality within high yield.
In ABS, the investment adviser favored high-quality, consumer-oriented securities such as autos, credit cards, and private student loans. It also maintained an allocation to collateralized loan obligations, where it saw an attractive risk and return profile. As the period progressed, the investment adviser actively adjusted the portfolio’s positioning in ABS by reducing risk in strong-performing sectors, such as credit cards and consumer loans.
The investment adviser maintained a muted allocation to CMBS in response to fundamental pressures posed by the high-rate environment and the changes in consumer and business behavior brought about by COVID-19.
The investment adviser added to agency MBS in the fourth quarter of 2023 as selling pressure from banks caused valuations to fall to more attractive levels. It continued to add to the category in early 2024, but it subsequently reduced the position as yield spreads tightened. The Fund continued to have a position in U.S. agency callable debt based on the category’s compelling risk-adjusted yields and floating-rate characteristics.
The Fund entered the reporting period with a long duration bias. The investment adviser continued to increase duration as the market weakened, but it took advantage of the
November-December 2023 rally to reduce duration to neutral. It moved to a slightly short duration stance in response to the hawkish tone of the January 2024 meeting of the
Federal Open Market Committee, before shifting back to a long duration as the first quarter progressed.
Describe portfolio positioning at period end.
The Fund’s duration was longer than that of the benchmark. The investment adviser remained cautious with respect to market segments that could face fundamental pressure because of a slowing economy, as well as those subject to unique headwinds.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of March 31, 2024 (continued)
7
Fund Summary
BlackRock Sustainable Low Duration Bond Fund
Performance
N/A - Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Average Annual Total Returns
(a)(b)
1 Year Since Inception
(c)
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional ...................................... 4.50% 3.76% 3.57% 3.97% N/A 0.17% N/A
Investor A ....................................... 4.14 3.39 3.55 3.81 1.47% (0.04) (0.97)%
Class K ........................................ 4.54 3.77 3.70 4.12 N/A 0.25 N/A
ICE BofA 1-3 Year U.S. Corporate & Government Index
(d)
..... — — 3.11 3.56 N/A 0.34 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
The Fund normally invests at least 80% of its assets in bonds. The Fund may invest up to 20% of its assets in non-investment grade bonds (commonly called “high yield” or “junk bonds”).
(c)
The Fund commenced operations on October 18, 2021.
(d)
An unmanaged index comprised of investment grade corporate bonds and U.S. Government Agency and U.S. Treasury securities with a maturity ranging from one to three years.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,035.70 $ 1.93 $ 1,000.00 $ 1,023.10 $ 1.92 0.38%
Investor A ................................ 1,000.00 1,035.50 3.36 1,000.00 1,021.70 3.34 0.66
Class K .................................. 1,000.00 1,037.00 1.83 1,000.00 1,023.20 1.82 0.36
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 35.2%
U.S. Treasury Obligations ............................. 26.3
Asset-Backed Securities .............................. 17.4
U.S. Government Sponsored Agency Securities .............. 10.7
Non-Agency Mortgage-Backed Securities .................. 6.7
Foreign Agency Obligations ............................ 3.7
CREDIT QUALITY ALLOCATION
Credit Rating
(b)
Percent of
Total Investments
(a)
AAA/Aaa
(c)
...................................... 61.8%
AA/Aa ......................................... 0.8
A ............................................. 15.1
BBB/Baa ....................................... 12.4
BB/Ba ......................................... 3.9
B ............................................ 3.0
CCC/Caa ....................................... 0.0
(d)
NR ........................................... 3.0
(a)
Excludes short-term securities and TBA sale commitments.
(b)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.
(d)
Represents less than 0.1% of the Fund's total investments.

Fund Summary
as of March 31, 2024
2024
BlackRock Semi-Annual Report to Shareholders
8
BlackRock Sustainable Total Return Fund
Investment Objective
BlackRock Sustainable Total Return Fund’s (the “Fund”) investment objective is to realize a total return that exceeds that of the Bloomberg U.S. Aggregate Bond Index
(the “Benchmark”) while seeking to maintain certain environmental, social and governance (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Benchmark.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended March 31, 2024, all of the Fund’s share classes outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, with the exception of its Investor A shares which performed in line.
What factors influenced performance?
The Fund’s duration/yield curve positioning detracted from relative performance during the reporting period. (Duration is a measure of interest rate sensitivity.) Positions in structured products, agency mortgage-backed securities (“MBS”), and high yield bonds contributed positively.
Describe recent portfolio activity.
The bond market staged a significant rally in the final two months of 2023 on expectations for a favorable shift in Fed policy. The rally subsequently stalled in the first quarter of 2024 as investors shifted to the view that sticky inflation and better-than-expected growth would cause the Fed to maintain a restrictive policy for longer than expected.
The investment adviser responded to these shifts by actively adjusting the Fund’s duration and yield curve positioning.
The investment adviser modestly added to U.S. investment-grade corporates in the fourth quarter of 2023 before reducing the position somewhat in the latter half of the reporting period. It continued to prefer utilities and financials over industrials, and it added to the portfolio’s position in European corporates. The Fund maintained an overweight in agency MBS, based on the view that the category can benefit from a decline in market volatility.
The Fund maintained a sizable allocation to securitized assets. The investment adviser favored securities high in issuers’ capital structures, with a preference for industrials, multi-family properties, hotels, higher-quality collateralized loan obligations with structural protections, and select office properties in commercial mortgage-backed securities.
It remained cautious on non-agency residential MBS given declining fundamentals and supply-and-demand headwinds.
The investment adviser added a modest allocation to emerging market bonds, favoring select Latin American countries.
Describe portfolio positioning at period end.
The Fund’s duration was below that of the index. It was overweight in the front end of the yield curve and underweight in intermediate- and longer-term bonds. The Fund was overweight in investment-grade corporates, and it maintained an allocation to high yield on the view that yields remained attractive in a low-default environment. However, the adviser continued to exercise caution with respect to lower-quality debt.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Performance
N/A - Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Total Returns
(a)(b)
1 Year Since Inception
(c)
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional ...................................... 4.39% 3.08% 6.15% 1.82% N/A (4.13)% N/A
Investor A ....................................... 3.90 2.55 5.98 1.51 (2.56)% (4.40) (5.98)%
Class K ........................................ 4.42 3.10 6.17 1.85 N/A (4.09) N/A
Bloomberg U.S. Aggregate Bond Index
(d)
................ — — 5.99 1.70 N/A (3.66) N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
The Fund typically invests more than 90% of its assets in a diversified portfolio of fixed-income securities.
(c)
The Fund commenced operations on October 18, 2021.
(d)
A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.

Fund Summary
as of March 31, 2024 (continued)
9
Fund Summary
BlackRock Sustainable Total Return Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,061.50 $ 2.16 $ 1,000.00 $ 1,022.90 $ 2.12 0.42%
Investor A ................................ 1,000.00 1,059.80 3.91 1,000.00 1,021.20 3.84 0.76
Class K .................................. 1,000.00 1,061.70 2.06 1,000.00 1,023.00 2.02 0.40
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Government Sponsored Agency Securities .............. 41.1%
Corporate Bonds ................................... 26.0
U.S. Treasury Obligations ............................. 16.7
Asset-Backed Securities .............................. 9.4
Non-Agency Mortgage-Backed Securities .................. 4.0
Foreign Government Obligations ........................ 1.6
Foreign Agency Obligations ............................ 0.7
Municipal Bonds ................................... 0.5
CREDIT QUALITY ALLOCATION
Credit Rating
(b)
Percent of
Total Investments
(a)
AAA/ Aaa
(c)
...................................... 62.8%
AA/Aa ......................................... 3.5
A ............................................. 10.9
BBB/Baa ....................................... 16.6
BB/Ba ......................................... 0.1
CCC/ Caa ....................................... 0.2
CC/Ca ......................................... 0.5
NR ........................................... 5.4
(a)
Excludes short-term securities, options purchased, options written, TBA sale commitments and investments sold short.
(b)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.

About Fund Performance
2024
BlackRock Semi-Annual Report to Shareholders
10
Institutional and Class K Shares  are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.
Investor A Shares  are subject to a maximum initial sales charge (front-end load) of 4.00% for BlackRock Sustainable High Yield Bond Fund and BlackRock Sustainable
Total Return Fund and 2.25% for BlackRock Sustainable Low Duration Bond Fund and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses
11
Disclosure of Expenses / Derivative Financial Instruments
Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown
(which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited)
March 31, 2024
BlackRock Sustainable High Yield Bond Fund
12
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Containers & Packaging — 0.2%
Crown Holdings, Inc. ................. 912 $ 72,285
Electrical Equipment — 0.1%
Sensata Technologies Holding plc ......... 1,867 68,594
Hotels, Restaurants & Leisure — 0.1%
Aramark .......................... 1,164 37,853
Total Common Stocks — 0 .4%
(Cost: $ 166,589 ) ................................. 178,732
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 3.8%
(a)
Bombardier, Inc.
7.88% , 04/15/27 .................. USD 52 52,036
6.00% , 02/15/28 .................. 88 86,564
7.50% , 02/01/29 .................. 31 31,922
8.75% , 11/15/30 .................. 102 108,913
7.25% , 07/01/31 .................. 62 62,126
TransDigm, Inc.
6.38% , 03/01/29 .................. 555 556,728
7.13% , 12/01/31 .................. 173 178,286
6.63% , 03/01/32 .................. 429 433,415
Triumph Group, Inc., 9.00%, 03/15/28 ..... 184 193,979
1,703,969
Automobile Components — 1.5%
Champions Financing, Inc., 8.75%, 02/15/29
(a)
62 64,954
Clarios Global LP
(a)
8.50% , 05/15/27 .................. 393 393,595
6.75% , 05/15/28 .................. 147 149,003
Goodyear Tire & Rubber Co. (The), 5.63%,
04/30/33 ...................... 2 1,826
Phinia, Inc., 6.75%, 04/15/29
(a)
.......... 32 32,309
Tenneco, Inc., 8.00%, 11/17/28
(a)
........ 42 38,322
680,009
Automobiles — 0.1%
Ford Motor Co., 6.10%, 08/19/32 ........ 36 36,479
Banks — 0.5%
BNP Paribas SA, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.35%), 8.50%
(a) (b) (c)
............... 200 209,050
Broadline Retail — 0.1%
(a)
ANGI Group LLC, 3.88%, 08/15/28 ....... 36 31,248
Match Group Holdings II LLC, 3.63%, 10/01/31 17 14,446
NMG Holding Co., Inc., 7.13%, 04/01/26 .... 25 24,482
70,176
Building Products — 1.0%
(a)
Advanced Drainage Systems, Inc., 6.38%,
06/15/30 ...................... 107 107,554
Builders FirstSource, Inc., 6.38%, 03/01/34 .. 43 43,178
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28 ...................... 60 61,635
Standard Industries, Inc.
5.00% , 02/15/27 .................. 8 7,760
4.75% , 01/15/28 .................. 9 8,590
4.38% , 07/15/30 .................. 55 49,420
3.38% , 01/15/31 .................. 56 46,954
Summit Materials LLC, 7.25%, 01/15/31 .... 102 106,017
431,108
Security
Par (000)
Par (000) Value
Capital Markets — 0.2%
(a)
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27 USD 33 $ 34,162
Aretec Group, Inc., 10.00%, 08/15/30 ..... 25 27,307
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29 ................. 47 44,656
106,125
Chemicals — 2.0%
Chemours Co. (The)
5.38% , 05/15/27 .................. 23 22,049
5.75% , 11/15/28
(a)
................. 47 43,339
4.63% , 11/15/29
(a)
................. 36 31,034
Element Solutions, Inc., 3.88%, 09/01/28
(a)
.. 281 257,775
HB Fuller Co., 4.00%, 02/15/27 ......... 47 44,868
Herens Holdco SARL, 4.75%, 05/15/28
(a)
... 200 174,543
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(a)
.. 60 48,495
WR Grace Holdings LLC
(a)
4.88% , 06/15/27 .................. 24 22,809
5.63% , 08/15/29 .................. 235 210,299
7.38% , 03/01/31 .................. 32 32,402
887,613
Commercial Services & Supplies — 3.6%
ADT Security Corp. (The)
(a)
4.13% , 08/01/29 .................. 3 2,748
4.88% , 07/15/32 .................. 53 47,973
Allied Universal Holdco LLC
(a)
6.63% , 07/15/26 .................. 74 73,951
9.75% , 07/15/27 .................. 172 172,517
4.63% , 06/01/28 .................. 200 182,634
7.88% , 02/15/31 .................. 203 205,598
APi Group DE, Inc.
(a)
4.13% , 07/15/29 .................. 19 17,119
4.75% , 10/15/29 .................. 24 22,119
APX Group, Inc.
(a)
6.75% , 02/15/27 .................. 13 13,053
5.75% , 07/15/29 .................. 80 76,920
Aramark Services, Inc., 5.00%, 02/01/28
(a)
... 103 99,413
Covanta Holding Corp.
4.88% , 12/01/29
(a)
................. 20 17,925
5.00% , 09/01/30 .................. 40 35,251
Garda World Security Corp.
(a)
4.63% , 02/15/27 .................. 48 45,993
9.50% , 11/01/27 .................. 29 29,070
7.75% , 02/15/28 .................. 99 101,523
6.00% , 06/01/29 .................. 14 12,531
GFL Environmental, Inc.
(a)
3.75% , 08/01/25 .................. 5 4,870
4.00% , 08/01/28 .................. 37 34,102
3.50% , 09/01/28 .................. 4 3,664
4.75% , 06/15/29 .................. 84 78,997
4.38% , 08/15/29 .................. 16 14,740
6.75% , 01/15/31 .................. 61 62,514
Neptune Bidco US, Inc., 9.29%, 04/15/29
(a)
.. 52 49,170
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(a)
..................... 57 55,836
Stericycle, Inc., 3.88%, 01/15/29
(a)
........ 21 19,035
Williams Scotsman, Inc.
(a)
4.63% , 08/15/28 .................. 38 35,939
7.38% , 10/01/31 .................. 81 84,188
1,599,393
Communications Equipment — 0.5%
(a)
CommScope Technologies LLC, 6.00%,
06/15/25 ...................... 49 42,615
CommScope, Inc.
6.00% , 03/01/26 .................. 41 37,515
4.75% , 09/01/29 .................. 24 17,280

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable High Yield Bond Fund
Schedules of Investments
13
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Communications Equipment (continued)
Viasat, Inc.
5.63% , 09/15/25 .................. USD 39 $ 38,017
5.63% , 04/15/27 .................. 49 46,401
7.50% , 05/30/31 .................. 12 8,695
Viavi Solutions, Inc., 3.75%, 10/01/29 ..... 17 14,586
205,109
Construction & Engineering — 0.1%
(a)
Dycom Industries, Inc., 4.50%, 04/15/29 .... 31 28,978
MasTec, Inc., 4.50%, 08/15/28 .......... 10 9,509
Pike Corp., 8.63%, 01/31/31 ........... 20 21,253
59,740
Consumer Finance — 1.0%
Bread Financial Holdings, Inc., 9.75%,
03/15/29
(a)
..................... 31 32,261
Navient Corp., 9.38%, 07/25/30 ......... 79 84,513
OneMain Finance Corp.
6.63% , 01/15/28 .................. 20 20,064
9.00% , 01/15/29 .................. 101 107,172
7.88% , 03/15/30 .................. 87 89,747
4.00% , 09/15/30 .................. 107 91,576
SLM Corp., 3.13%, 11/02/26 ........... 41 38,079
463,412
Consumer Staples Distribution & Retail — 0.9%
Albertsons Cos., Inc.
(a)
4.63% , 01/15/27 .................. 8 7,742
6.50% , 02/15/28 .................. 44 44,467
3.50% , 03/15/29 .................. 49 43,982
4.88% , 02/15/30 .................. 113 107,511
United Natural Foods, Inc., 6.75%, 10/15/28
(a)
51 42,361
US Foods, Inc.
(a)
4.75% , 02/15/29 .................. 47 44,615
4.63% , 06/01/30 .................. 5 4,638
7.25% , 01/15/32 .................. 67 69,729
Walgreens Boots Alliance, Inc.
3.20% , 04/15/30 .................. 4 3,477
4.80% , 11/18/44 .................. 12 10,094
4.10% , 04/15/50 .................. 20 14,665
393,281
Containers & Packaging — 3.2%
Ardagh Metal Packaging Finance USA LLC
(a)
6.00% , 06/15/27 .................. 200 194,154
4.00% , 09/01/29 .................. 200 161,210
Clydesdale Acquisition Holdings, Inc.
(a)
6.63% , 04/15/29 .................. 91 90,927
8.75% , 04/15/30 .................. 93 91,376
Crown Americas LLC, 4.25%, 09/30/26 .... 68 65,876
Graphic Packaging International LLC, 3.50%,
03/15/28
(a)
..................... 27 24,927
Mauser Packaging Solutions Holding Co.
(a)
7.88% , 08/15/26 .................. 516 525,676
9.25% , 04/15/27 .................. 9 8,928
Owens-Brockway Glass Container, Inc., 7.25%,
05/15/31
(a)
..................... 163 166,016
Sealed Air Corp.
(a)
4.00% , 12/01/27 .................. 70 65,611
5.00% , 04/15/29 .................. 8 7,679
7.25% , 02/15/31 .................. 16 16,635
1,419,015
Distributors — 0.2%
(a)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 .............. 12 10,787
Resideo Funding, Inc., 4.00%, 09/01/29 .... 8 7,153
Security
Par (000)
Par (000) Value
Distributors (continued)
Ritchie Bros Holdings, Inc., 7.75%, 03/15/31 . USD 59 $ 61,728
79,668
Diversified Consumer Services — 0.7%
(a)
Sotheby's, 5.88%, 06/01/29 ............ 200 168,103
Wand NewCo 3, Inc., 7.63%, 01/30/32 ..... 134 138,586
306,689
Diversified REITs — 0.5%
(a)
HAT Holdings I LLC
3.38% , 06/15/26 .................. 106 99,842
8.00% , 06/15/27 .................. 59 61,519
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32 ........ 76 69,409
230,770
Diversified Telecommunication Services — 6.4%
CCO Holdings LLC
(a)
5.00% , 02/01/28 .................. 73 67,956
5.38% , 06/01/29 .................. 9 8,239
6.38% , 09/01/29 .................. 168 159,379
4.75% , 03/01/30 .................. 27 23,183
4.25% , 02/01/31 .................. 116 94,731
7.38% , 03/01/31 .................. 155 152,006
4.75% , 02/01/32 .................. 35 28,565
4.25% , 01/15/34 .................. 62 46,801
Frontier Communications Holdings LLC
(a)
5.88% , 10/15/27 .................. 71 68,738
5.00% , 05/01/28 .................. 49 45,482
8.75% , 05/15/30 .................. 224 229,202
8.63% , 03/15/31 .................. 44 44,938
Iliad Holding SASU
(a)
6.50% , 10/15/26 .................. 200 198,127
7.00% , 10/15/28 .................. 294 290,975
Level 3 Financing, Inc.
(a)
10.50% , 04/15/29 ................. 128 130,560
4.88% , 06/15/29 .................. 134 89,445
11.00% , 11/15/29 ................. 102 106,418
10.50% , 05/15/30 ................. 201 205,522
3.88% , 10/15/30 .................. 12 7,080
Lumen Technologies, Inc.
(a)
4.13% , 04/15/29 .................. 25 15,530
4.13% , 04/15/30 .................. 25 15,283
Telecom Italia Capital SA
6.38% , 11/15/33 .................. 36 34,058
6.00% , 09/30/34 .................. 93 85,063
7.20% , 07/18/36 .................. 7 6,833
7.72% , 06/04/38 .................. 2 2,003
Uniti Group LP, 10.50%, 02/15/28
(a)
....... 224 232,227
Windstream Escrow LLC, 7.75%, 08/15/28
(a)
. 15 13,884
Zayo Group Holdings, Inc.
(a)
4.00% , 03/01/27 .................. 433 356,421
6.13% , 03/01/28 .................. 116 81,173
2,839,822
Electric Utilities — 1.7%
(a)
Alexander Funding Trust II, 7.47%, 07/31/28 . 100 105,730
NextEra Energy Operating Partners LP
4.25% , 09/15/24 .................. 233 224,844
7.25% , 01/15/29 .................. 48 49,112
NRG Energy, Inc., 7.00%, 03/15/33 ....... 45 48,018
Pattern Energy Operations LP, 4.50%, 08/15/28 249 232,104
PG&E Corp., 4.25%, 12/01/27
(d)
......... 114 114,513
774,321
Electrical Equipment — 0.2%
Vertiv Group Corp., 4.13%, 11/15/28
(a)
..... 109 101,418

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable High Yield Bond Fund
14
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components — 0.2%
Sensata Technologies, Inc.
(a)
4.38% , 02/15/30 .................. USD 71 $ 64,620
3.75% , 02/15/31 .................. 18 15,570
80,190
Entertainment — 0.3%
(a)
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ...................... 48 36,722
Live Nation Entertainment, Inc.
4.75% , 10/15/27 .................. 70 66,838
3.75% , 01/15/28 .................. 37 34,230
Playtika Holding Corp., 4.25%, 03/15/29 .... 10 8,657
146,447
Financial Services — 3.5%
Block, Inc.
2.75% , 06/01/26 .................. 89 83,703
3.50% , 06/01/31 .................. 258 224,549
Enact Holdings, Inc., 6.50%, 08/15/25
(a)
.... 54 53,989
GGAM Finance Ltd.
(a)
7.75% , 05/15/26 .................. 10 10,206
8.00% , 02/15/27 .................. 90 92,927
8.00% , 06/15/28 .................. 28 29,241
6.88% , 04/15/29 .................. 50 50,188
MGIC Investment Corp., 5.25%, 08/15/28 ... 22 21,371
Nationstar Mortgage Holdings, Inc.
(a)
5.00% , 02/01/26 .................. 194 189,849
6.00% , 01/15/27 .................. 27 26,617
5.13% , 12/15/30 .................. 15 13,609
5.75% , 11/15/31 .................. 40 36,894
7.13% , 02/01/32 .................. 165 163,870
NCR Atleos Corp., 9.50%, 04/01/29
(a)
...... 51 54,550
PennyMac Financial Services, Inc., 7.88%,
12/15/29
(a)
..................... 62 63,708
Rocket Mortgage LLC
(a)
2.88% , 10/15/26 .................. 116 107,175
3.88% , 03/01/31 .................. 46 40,075
4.00% , 10/15/33 .................. 8 6,777
Shift4 Payments LLC, 4.63%, 11/01/26
(a)
.... 80 77,348
Verscend Escrow Corp., 9.75%, 08/15/26
(a)
.. 208 208,584
1,555,230
Food Products — 1.3%
(a)
Chobani LLC
4.63% , 11/15/28 .................. 173 161,329
7.63% , 07/01/29 .................. 247 250,396
Darling Ingredients, Inc., 6.00%, 06/15/30 ... 118 116,939
Fiesta Purchaser, Inc., 7.88%, 03/01/31 .... 33 34,079
562,743
Gas Utilities — 0.0%
Suburban Propane Partners LP, 5.00%,
06/01/31
(a)
..................... 16 14,587
Ground Transportation — 0.6%
(a)
Avis Budget Car Rental LLC, 8.00%, 02/15/31 52 51,915
GN Bondco LLC, 9.50%, 10/15/31 ....... 75 74,866
NESCO Holdings II, Inc., 5.50%, 04/15/29 ... 48 45,413
Uber Technologies, Inc., 4.50%, 08/15/29 ... 99 93,933
266,127
Health Care Equipment & Supplies — 1.9%
Avantor Funding, Inc., 3.88%, 11/01/29
(a)
... 24 21,635
Bausch + Lomb Corp., 8.38%, 10/01/28
(a)
... 321 332,126
Medline Borrower LP
(a)
3.88% , 04/01/29 .................. 30 27,306
6.25% , 04/01/29 .................. 91 91,407
5.25% , 10/01/29 .................. 289 273,154
Neogen Food Safety Corp., 8.63%, 07/20/30
(a)
46 49,554
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Teleflex, Inc.
4.63% , 11/15/27 .................. USD 3 $ 2,885
4.25% , 06/01/28
(a)
................. 44 41,288
839,355
Health Care Providers & Services — 3.0%
Acadia Healthcare Co., Inc.
(a)
5.50% , 07/01/28 .................. 26 25,311
5.00% , 04/15/29 .................. 5 4,751
AHP Health Partners, Inc., 5.75%, 07/15/29
(a)
. 115 104,650
Community Health Systems, Inc.
(a)
5.63% , 03/15/27 .................. 6 5,522
6.00% , 01/15/29 .................. 157 137,155
5.25% , 05/15/30 .................. 124 101,111
4.75% , 02/15/31 .................. 89 68,686
Encompass Health Corp., 4.63%, 04/01/31 .. 18 16,366
HealthEquity, Inc., 4.50%, 10/01/29
(a)
...... 106 97,800
Legacy LifePoint Health LLC, 4.38%, 02/15/27
(a)
40 38,117
LifePoint Health, Inc.
(a)
9.88% , 08/15/30 .................. 35 36,611
11.00% , 10/15/30 ................. 116 123,980
Molina Healthcare, Inc.
(a)
4.38% , 06/15/28 .................. 30 28,201
3.88% , 11/15/30 .................. 10 8,890
3.88% , 05/15/32 .................. 8 6,966
Option Care Health, Inc., 4.38%, 10/31/29
(a)
.. 56 51,344
Pediatrix Medical Group, Inc., 5.38%,
02/15/30
(a)
..................... 72 65,415
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(a)
..................... 5 4,973
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(a)
................ 12 12,016
Surgery Center Holdings, Inc.
(a)
6.75% , 07/01/25 .................. 55 55,006
10.00% , 04/15/27 ................. 76 76,140
7.25% , 04/15/32 .................. 118 118,916
Tenet Healthcare Corp.
6.13% , 06/15/30 .................. 20 19,954
6.75% , 05/15/31
(a)
................. 132 134,406
1,342,287
Health Care Technology — 0.7%
AthenaHealth Group, Inc., 6.50%, 02/15/30
(a)
. 363 332,007
Hotels, Restaurants & Leisure — 5.1%
1011778 BC ULC, 4.00%, 10/15/30
(a)
...... 62 55,242
Boyne USA, Inc., 4.75%, 05/15/29
(a)
...... 112 103,821
Caesars Entertainment, Inc.
(a)
4.63% , 10/15/29 .................. 61 55,624
7.00% , 02/15/30 .................. 175 179,635
6.50% , 02/15/32 .................. 191 192,682
Churchill Downs, Inc.
(a)
4.75% , 01/15/28 .................. 22 20,943
5.75% , 04/01/30 .................. 187 180,512
6.75% , 05/01/31 .................. 91 91,508
Fertitta Entertainment LLC
(a)
4.63% , 01/15/29 .................. 188 172,392
6.75% , 01/15/30 .................. 21 18,856
Hilton Domestic Operating Co., Inc.
5.88% , 04/01/29
(a)
................. 163 163,270
3.75% , 05/01/29
(a)
................. 18 16,513
4.88% , 01/15/30 .................. 52 49,858
3.63% , 02/15/32
(a)
................. 10 8,610
6.13% , 04/01/32
(a)
................. 56 56,238
Hilton Grand Vacations Borrower Escrow LLC,
6.63%, 01/15/32
(a)
................ 51 51,206

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable High Yield Bond Fund
Schedules of Investments
15
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Light & Wonder International, Inc.
(a)
7.25% , 11/15/29 .................. USD 44 $ 45,169
7.50% , 09/01/31 .................. 60 62,394
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(a)
..................... 55 58,160
Lindblad Expeditions LLC, 6.75%, 02/15/27
(a)
. 91 91,704
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(a)
76 71,279
MGM China Holdings Ltd., 5.88%, 05/15/26
(a)
. 200 197,250
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(a)
..................... 38 35,186
Six Flags Entertainment Corp., 7.25%,
05/15/31
(a)
..................... 161 163,111
Station Casinos LLC, 6.63%, 03/15/32
(a)
.... 44 44,447
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(a)
..................... 71 66,003
Wynn Resorts Finance LLC, 7.13%, 02/15/31
(a)
43 44,501
2,296,114
Household Durables — 0.6%
Ashton Woods USA LLC, 4.63%, 08/01/29
(a)
. 25 23,060
Beazer Homes USA, Inc., 7.50%, 03/15/31
(a)
. 19 19,188
Brookfield Residential Properties, Inc., 5.00%,
06/15/29
(a)
..................... 97 87,992
Dream Finders Homes, Inc., 8.25%, 08/15/28
(a)
26 27,142
LGI Homes, Inc., 8.75%, 12/15/28
(a)
....... 25 26,378
New Home Co., Inc. (The)
(a)
8.25% , 10/15/27
(e)
................. 4 3,729
9.25% , 10/01/29 .................. 47 47,235
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(a)
. 22 16,270
TRI Pointe Homes, Inc., 5.25%, 06/01/27 ... 22 21,488
272,482
Household Products — 0.1%
Spectrum Brands, Inc.
(a)
5.00% , 10/01/29 .................. 18 17,641
3.88% , 03/15/31 .................. 9 8,669
26,310
Independent Power and Renewable Electricity Producers — 1.4%
Clearway Energy Operating LLC
(a)
4.75% , 03/15/28 .................. 240 228,130
3.75% , 01/15/32 .................. 101 84,909
NextEra Energy Partners LP
(a)(d)
0.00% , 11/15/25
(f)
................. 32 28,400
2.50% , 06/15/26 .................. 32 28,799
TransAlta Corp., 7.75%, 11/15/29 ........ 238 247,398
617,636
Industrial Conglomerates — 1.0%
EMRLD Borrower LP, 6.63%, 12/15/30
(a)
.... 456 460,374
Insurance — 10.5%
(a)
Alliant Holdings Intermediate LLC
4.25% , 10/15/27 .................. 172 161,931
6.75% , 10/15/27 .................. 312 307,390
6.75% , 04/15/28 .................. 123 123,868
5.88% , 11/01/29 .................. 216 200,662
7.00% , 01/15/31 .................. 173 174,733
AmWINS Group, Inc.
6.38% , 02/15/29 .................. 31 31,167
4.88% , 06/30/29 .................. 33 30,802
Ardonagh Finco Ltd., 7.75%, 02/15/31 ..... 200 199,097
Ardonagh Group Finance Ltd., 8.88%, 02/15/32 200 197,465
AssuredPartners, Inc., 7.50%, 02/15/32 .... 83 81,560
Howden UK Refinance plc
7.25% , 02/15/31 .................. 372 373,405
8.13% , 02/15/32 .................. 207 208,757
Security
Par (000)
Par (000) Value
Insurance (continued)
HUB International Ltd.
7.25% , 06/15/30 .................. USD 582 $ 598,120
7.38% , 01/31/32 .................. 613 617,128
Jones Deslauriers Insurance Management, Inc.
8.50% , 03/15/30 .................. 118 123,001
10.50% , 12/15/30 ................. 58 61,203
NFP Corp.
4.88% , 08/15/28 .................. 66 66,150
6.88% , 08/15/28 .................. 298 301,803
7.50% , 10/01/30 .................. 24 25,284
8.50% , 10/01/31 .................. 45 49,525
Panther Escrow Issuer LLC, 7.13%, 06/01/31 . 600 610,026
Ryan Specialty LLC, 4.38%, 02/01/30 ..... 27 25,235
USI, Inc., 7.50%, 01/15/32 ............ 99 99,182
4,667,494
IT Services — 1.0%
Boost Newco Borrower LLC, 7.50%, 01/15/31
(a)
224 234,486
Central Parent LLC, 8.00%, 06/15/29
(a)
..... 93 96,407
Twilio, Inc.
3.63% , 03/15/29 .................. 18 16,190
3.88% , 03/15/31 .................. 95 82,934
430,017
Leisure Products — 0.3%
Acushnet Co., 7.38%, 10/15/28
(a)
........ 19 19,689
Amer Sports Co., 6.75%, 02/16/31
(a)
...... 84 83,354
Mattel, Inc., 6.20%, 10/01/40 ........... 30 29,962
133,005
Life Sciences Tools & Services — 0.7%
(a)
Charles River Laboratories International, Inc.
4.25% , 05/01/28 .................. 32 30,180
4.00% , 03/15/31 .................. 14 12,510
Fortrea Holdings, Inc., 7.50%, 07/01/30 .... 44 45,420
Star Parent, Inc., 9.00%, 10/01/30 ........ 218 230,711
318,821
Machinery — 1.4%
Madison IAQ LLC
(a)
4.13% , 06/30/28 .................. 30 27,747
5.88% , 06/30/29 .................. 120 109,786
Mueller Water Products, Inc., 4.00%, 06/15/29
(a)
43 39,002
Terex Corp., 5.00%, 05/15/29
(a)
......... 63 59,478
Titan International, Inc., 7.00%, 04/30/28 ... 9 8,881
TK Elevator Holdco GmbH, 7.63%, 07/15/28
(a)
200 196,086
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(a)
200 193,218
634,198
Media — 6.2%
Altice Financing SA, 5.75%, 08/15/29
(a)
..... 200 160,248
Cable One, Inc.
0.00% , 03/15/26
(d) (f)
................ 22 19,162
1.13% , 03/15/28
(d)
................. 147 110,338
4.00% , 11/15/30
(a)
................. 87 67,897
Clear Channel Outdoor Holdings, Inc.
(a)
5.13% , 08/15/27 .................. 43 40,533
7.75% , 04/15/28 .................. 28 24,523
9.00% , 09/15/28 .................. 218 227,072
7.50% , 06/01/29 .................. 102 84,358
7.88% , 04/01/30 .................. 168 167,018
CSC Holdings LLC
(a)
11.25% , 05/15/28 ................. 200 198,189
11.75% , 01/31/29 ................. 200 200,312
4.13% , 12/01/30 .................. 200 143,010
DirecTV Financing LLC
(a)
5.88% , 08/15/27 .................. 155 146,636
8.88% , 02/01/30 .................. 34 33,918

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable High Yield Bond Fund
16
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
GCI LLC, 4.75%, 10/15/28
(a)
........... USD 8 $ 7,335
Gray Television, Inc.
(a)
5.88% , 07/15/26 .................. 31 30,191
7.00% , 05/15/27 .................. 72 66,962
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ...................... 14 11,652
Nexstar Media, Inc., 5.63%, 07/15/27
(a)
..... 18 17,268
Outfront Media Capital LLC
(a)
5.00% , 08/15/27 .................. 111 106,833
4.25% , 01/15/29 .................. 23 20,837
4.63% , 03/15/30 .................. 79 70,850
7.38% , 02/15/31 .................. 58 60,751
Radiate Holdco LLC
(a)
4.50% , 09/15/26 .................. 77 61,227
6.50% , 09/15/28 .................. 57 27,185
Sirius XM Radio, Inc.
(a)
3.13% , 09/01/26 .................. 97 90,862
5.00% , 08/01/27 .................. 51 49,066
4.00% , 07/15/28 .................. 12 10,979
Univision Communications, Inc.
(a)
6.63% , 06/01/27 .................. 54 52,814
8.00% , 08/15/28 .................. 229 233,296
7.38% , 06/30/30 .................. 37 36,587
Videotron Ltd., 3.63%, 06/15/29
(a)
........ 5 4,519
Ziggo Bond Co. BV, 5.13%, 02/28/30
(a)
..... 200 171,280
2,753,708
Metals & Mining — 4.3%
(a)
Big River Steel LLC, 6.63%, 01/31/29 ..... 681 684,830
Constellium SE
5.63% , 06/15/28 .................. 250 243,041
3.75% , 04/15/29 .................. 250 224,925
First Quantum Minerals Ltd., 9.38%, 03/01/29 200 207,476
Novelis Corp.
3.25% , 11/15/26 .................. 392 365,258
4.75% , 01/30/30 .................. 18 16,607
3.88% , 08/15/31 .................. 207 177,814
1,919,951
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Starwood Property Trust, Inc.
(a)
4.38% , 01/15/27 .................. 9 8,466
7.25% , 04/01/29 .................. 36 36,286
44,752
Oil, Gas & Consumable Fuels — 0.4%
EnLink Midstream Partners LP, 5.60%, 04/01/44 47 41,846
ITT Holdings LLC, 6.50%, 08/01/29
(a)
...... 98 89,435
New Fortress Energy, Inc., 6.75%, 09/15/25
(a)
. 32 31,782
163,063
Passenger Airlines — 0.9%
(a)
American Airlines, Inc.
5.75% , 04/20/29 .................. 128 125,923
8.50% , 05/15/29 .................. 132 139,452
United Airlines, Inc., 4.63%, 04/15/29 ...... 142 132,060
397,435
Personal Care Products — 0.2%
(a)
Coty, Inc., 6.63%, 07/15/30 ............ 74 75,146
Prestige Brands, Inc., 3.75%, 04/01/31 ..... 17 14,801
89,947
Pharmaceuticals — 0.9%
1375209 BC Ltd., 9.00%, 01/30/28
(a)
...... 31 30,380
Catalent Pharma Solutions, Inc.
(a)
5.00% , 07/15/27 .................. 37 36,435
3.13% , 02/15/29 .................. 106 101,291
3.50% , 04/01/30 .................. 25 23,810
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III
BV, 3.15%, 10/01/26 .............. USD 211 $ 196,688
388,604
Professional Services — 0.8%
(a)
AMN Healthcare, Inc.
4.63% , 10/01/27 .................. 25 23,745
4.00% , 04/15/29 .................. 73 65,560
CoreLogic, Inc., 4.50%, 05/01/28 ........ 189 169,469
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 104 95,998
354,772
Real Estate Management & Development — 0.9%
Anywhere Real Estate Group LLC
Series AI , 7.00% , 04/15/30 ........... 61 54,138
7.00% , 04/15/30
(a)
................. 88 78,013
Cushman & Wakefield US Borrower LLC
(a)
6.75% , 05/15/28 .................. 154 152,072
8.88% , 09/01/31 .................. 72 76,087
Howard Hughes Corp. (The), 5.38%, 08/01/28
(a)
62 59,469
419,779
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(a)
..................... 39 35,597
Semiconductors & Semiconductor Equipment — 0.7%
(a)
Entegris, Inc., 4.75%, 04/15/29 ......... 262 251,089
Synaptics, Inc., 4.00%, 06/15/29 ......... 63 56,700
307,789
Software — 7.3%
(a)
Boxer Parent Co., Inc., 9.13%, 03/01/26 .... 79 78,971
Camelot Finance SA, 4.50%, 11/01/26 ..... 31 29,827
Capstone Borrower, Inc., 8.00%, 06/15/30 ... 69 71,597
Central Parent, Inc., 7.25%, 06/15/29 ...... 113 115,351
Clarivate Science Holdings Corp.
3.88% , 07/01/28 .................. 253 234,074
4.88% , 07/01/29 .................. 200 185,026
Cloud Software Group, Inc.
6.50% , 03/31/29 .................. 679 644,345
9.00% , 09/30/29 .................. 367 351,996
Elastic NV, 4.13%, 07/15/29 ........... 102 91,790
Fair Isaac Corp., 4.00%, 06/15/28 ........ 127 118,625
Gen Digital, Inc., 6.75%, 09/30/27 ........ 68 68,974
McAfee Corp., 7.38%, 02/15/30 ......... 100 91,705
MicroStrategy, Inc., 6.13%, 06/15/28 ...... 102 98,402
Sabre GLBL, Inc.
8.63% , 06/01/27 .................. 88 77,222
11.25% , 12/15/27 ................. 2 1,877
SS&C Technologies, Inc., 5.50%, 09/30/27 .. 112 109,509
UKG, Inc., 6.88%, 02/01/31 ............ 586 596,974
Veritas US, Inc., 7.50%, 09/01/25 ........ 57 52,261
ZoomInfo Technologies LLC, 3.88%, 02/01/29 240 216,042
3,234,568
Specialized REITs — 0.3%
Iron Mountain, Inc., 5.63%, 07/15/32
(a)
..... 24 22,670
SBA Communications Corp.
3.88% , 02/15/27 .................. 21 19,973
3.13% , 02/01/29 .................. 101 89,133
131,776
Specialty Retail — 1.2%
Arko Corp., 5.13%, 11/15/29
(a)
.......... 33 27,313
Asbury Automotive Group, Inc.
4.50% , 03/01/28 .................. 2 1,904
5.00% , 02/15/32
(a)
................. 40 36,242

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable High Yield Bond Fund
Schedules of Investments
17
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Carvana Co.
(a)(g)
12.00% , ( 12.00 % Cash or 12.00 % PIK),
12/01/28 ..................... USD 30 $ 28,112
13.00% , ( 13.00 % Cash or 13.00 % PIK),
06/01/30 ..................... 18 16,761
14.00% , ( 14.00 % Cash or 14.00 % PIK),
06/01/31 ..................... 45 43,096
GYP Holdings III Corp., 4.63%, 05/01/29
(a)
... 117 108,772
PetSmart, Inc., 7.75%, 02/15/29
(a)
........ 250 243,386
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(a)
................ 14 13,906
519,492
Technology Hardware, Storage & Peripherals — 0.6%
Seagate HDD Cayman
(a)
8.25% , 12/15/29 .................. 115 123,563
8.50% , 07/15/31 .................. 129 139,406
262,969
Textiles, Apparel & Luxury Goods — 0.3%
(a)
Crocs, Inc.
4.25% , 03/15/29 .................. 34 31,083
4.13% , 08/15/31 .................. 4 3,466
Hanesbrands, Inc., 4.88%, 05/15/26 ...... 23 22,393
Kontoor Brands, Inc., 4.13%, 11/15/29 ..... 30 26,927
Levi Strauss & Co., 3.50%, 03/01/31 ...... 60 52,638
136,507
Trading Companies & Distributors — 2.6%
(a)
Beacon Roofing Supply, Inc.
4.13% , 05/15/29 .................. 22 19,954
6.50% , 08/01/30 .................. 56 56,825
Boise Cascade Co., 4.88%, 07/01/30 ...... 61 56,592
Fortress Transportation & Infrastructure
Investors LLC
9.75% , 08/01/27 .................. 62 64,197
5.50% , 05/01/28 .................. 6 5,813
7.88% , 12/01/30 .................. 113 118,663
Foundation Building Materials, Inc., 6.00%,
03/01/29 ...................... 23 21,150
Herc Holdings, Inc., 5.50%, 07/15/27 ...... 105 103,130
Imola Merger Corp., 4.75%, 05/15/29 ...... 57 53,446
SRS Distribution, Inc.
4.63% , 07/01/28 .................. 110 110,804
6.13% , 07/01/29 .................. 109 111,153
6.00% , 12/01/29 .................. 120 122,581
United Rentals North America, Inc.
6.00% , 12/15/29 .................. 132 132,875
6.13% , 03/15/34 .................. 66 66,082
WESCO Distribution, Inc.
6.38% , 03/15/29 .................. 49 49,504
6.63% , 03/15/32 .................. 49 49,793
1,142,562
Wireless Telecommunication Services — 1.0%
(a)
Connect Finco SARL, 6.75%, 10/01/26 ..... 200 196,055
Vmed O2 UK Financing I plc, 4.75%, 07/15/31 296 255,118
451,173
Total Corporate Bonds — 90 .6%
(Cost: $ 40,758,631 ) ............................... 40,347,035
Security
Par (000)
Par (000) Value
Fixed Rate Loan Interests
Diversified Telecommunication Services — 0.0%
Level 3 Financing, Inc., Term Loan B1 ,
11.89%
,
04/15/29 ................. USD 7 $ 7,407
Level 3 Financing, Inc., Term Loan B2 ,
11.89%
,
04/15/30
(h)
................ 8 7,471
14,878
Media — 0.5%
Clear Channel International BV, Term Loan ,
08/12/27
(h) (i)
...................... 216 214,920
Total Fixed Rate Loan Interests — 0 .5%
(Cost: $ 228,270 ) ................................. 229,798
Floating Rate Loan Interests
Air Freight & Logistics — 0.1%
GN Loanco LLC, Term Loan B , (1-mo. CME
Term SOFR at 0.75% Floor + 4.50%),
9.83%
,
12/19/30
(c)
................. 43 42,067
Automobile Components — 0.1%
Champions Holdco, Inc., Term Loan ,
(3-mo. CME Term SOFR + 4.75%),
10.07%
,
02/23/29
(c) (h)
............... 53 53,133
Chemicals — 0.1%
(c)
Aruba Investments Holdings LLC, 2nd Lien
Term Loan , (1-mo. CME Term SOFR at
0.75% Floor + 7.75%), 13.18%
,
11/24/28
(h)
. 12 11,979
Chemours Co., (The), Term Loan B3 , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.83%
,
08/18/28 .................. 49 48,905
60,884
Commercial Services & Supplies — 0.1%
PECF USS Intermediate Holding III Corp., Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 0.00% - 9.82%
,
12/15/28
(c)
38 28,746
Communications Equipment — 0.1%
ViaSat, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.93%
,
05/30/30
(c)
................. 51 48,921
Diversified Consumer Services — 0.5%
(c)
Ascend Learning LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.93%
,
12/11/28 ............. 20 20,074
Ascend Learning LLC, 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.75%), 11.18%
,
12/10/29 ............ 29 28,483
Wand Newco 3, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR + 3.75%), 0.00% -
9.08%
,
01/30/31 .................. 171 171,400
219,957
Diversified Telecommunication Services — 1.0%
(c)
Altice France SA, Term Loan B14 , (3-mo. CME
Term SOFR + 5.50%), 10.81%
,
08/15/28 .. 186 146,750
Connect Finco SARL, Term Loan B , 09/13/29
(i)
38 37,344
Frontier Communications Holdings LLC, Term
Loan B , (1-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 9.19%
,
10/08/27 ....... 103 102,253
Lumen Technologies, Inc., Term Loan ,
01/01/28
(h) (i)
...................... 9 7,451

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable High Yield Bond Fund
18
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Radiate Holdco LLC, Term Loan B , (1-mo. CME
Term SOFR at 0.75% Floor + 3.25%), 0.00%
- 8.69%
,
09/25/26 ................. USD 160 $ 133,640
Zayo Group Holdings, Inc., Term Loan ,
(1-mo. CME Term SOFR + 3.00%),
8.44%
,
03/09/27 .................. 3 2,950
430,388
Entertainment — 0.1%
Motion Acquisition Ltd., Facility Term Loan B ,
11/12/29
(c) (i)
...................... 40 39,910
Food Products — 0.1%
Chobani LLC, Term Loan , (1-mo. CME Term
SOFR + 3.75%), 9.08%
,
10/25/27
(c)
..... 52 52,129
Health Care Equipment & Supplies — 0.2%
Bausch + Lomb Corp., Term Loan
(c)
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.68% , 05/10/27 .......... 62 60,727
(1-mo. CME Term SOFR + 4.00%),
9.33% , 09/29/28 ................ 45 44,691
105,418
Health Care Providers & Services — 0.1%
(c)
LifePoint Health, Inc., Term Loan , (3-mo. CME
Term SOFR + 5.50%), 11.09%
,
11/16/28 .. 13 13,323
Surgery Center Holdings, Inc., Term Loan ,
(1-mo. CME Term SOFR + 3.50%),
8.83%
,
12/19/30 .................. 13 13,081
26,404
Health Care Technology — 1.5%
(c)
Athenahealth Group, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.58%
,
02/15/29 .................. 355 351,355
Verscend Holding Corp., Term Loan B1 ,
(1-mo. CME Term SOFR + 4.00%),
9.44%
,
08/27/25 .................. 333 332,887
684,242
Household Durables — 0.2%
SWF Holdings I Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.44%
,
10/06/28
(c)
........... 72 65,518
Insurance — 0.3%
(c)
Alliant Holdings Intermediate LLC, Term Loan
B6 , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 8.83%
,
11/06/30 ........... 27 26,778
Truist Insurance Holdings, LLC, Term Loan B ,
03/24/31
(i)
....................... 114 113,810
140,588
Life Sciences Tools & Services — 0.2%
Star Parent, Inc., Term Loan , (3-mo. CME Term
SOFR + 4.00%), 9.31%
,
09/27/30
(c)
..... 84 83,337
Machinery — 0.5%
(c)
TK Elevator Midco GmbH, Facility Term Loan
B1 , 07/30/27
(i)
.................... 183 183,533
WEC US Holdings Ltd., Term Loan , (1-mo. CME
Term SOFR + 2.75%), 8.08%
,
01/27/31 ... 32 31,953
215,486
Security
Par (000)
Par (000) Value
Media — 0.6%
(c)
Clear Channel Outdoor Holdings, Inc., Term
Loan B , (1-mo. CME Term SOFR + 3.50%),
9.07%
,
08/21/26 .................. USD 153 $ 152,591
DirecTV Financing LLC, Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 5.25%),
10.69%
,
08/02/29 ................. 108 107,341
259,932
Passenger Airlines — 0.0%
AAdvantage Loyalty IP Ltd., Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 4.75%),
10.33%
,
04/20/28
(c)
................ 2 1,718
Professional Services — 0.0%
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.94%
,
06/02/28
(c)
................. 14 13,518
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 4.00%), 9.33%
,
01/31/30
(c) (h)
..... 18 17,913
Software — 1.1%
(c)
Boxer Parent Co., Inc., Term Loan , (1-mo. CME
Term SOFR + 4.25%), 9.58%
,
12/29/28 ... 164 164,906
Cloud Software Group, Inc., 1st Lien Term
Loan , 03/21/31
(i)
.................. 81 80,443
Cloud Software Group, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.91%
,
03/30/29 ............ 156 155,411
Genesys Cloud Services Holdings I LLC, Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 9.19%
,
12/01/27 ....... 55 55,172
McAfee Corp., Term Loan B1 , (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
9.18%
,
03/01/29 .................. 36 36,238
Sabre GLBL, Inc., Term Loan B1 , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.94%
,
12/17/27 .................. 7 5,704
Sabre GLBL, Inc., Term Loan B2 , (1-mo.
LIBOR USD at 0.50% Floor + 3.50%),
8.94%
,
12/17/27 .................. 11 8,984
506,858
Trading Companies & Distributors — 0.1%
Foundation Building Materials, Inc., Term
Loan , (3-mo. CME Term SOFR + 4.00%),
9.31%
,
01/29/31
(c)
................. 19 19,067
Total Floating Rate Loan Interests — 7 .0%
(Cost: $ 3,167,181 ) ............................... 3,116,134
Preferred Securities
Capital Trusts — 0.4%
Electric Utilities — 0.2%
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(a) (b) (c)
............... 103 110,489

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable High Yield Bond Fund
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a) (b) (c)
...................... USD 67 $ 66,340
Total Preferred Securities — 0 .4%
(Cost: $ 169,910 ) ................................. 176,829
Total Long-Term Investments — 98.9%
(Cost: $ 44,490,581 ) ............................... 44,048,528
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 3.6%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.19%
(j) (k)
................... 1,594,611 $ 1,594,611
Total Short-Term Securities — 3 .6%
(Cost: $ 1,594,611 ) ............................... 1,594,611
Total Investments — 102 .5%
(Cost: $ 46,085,192 ) ............................... 45,643,139
Liabilities in Excess of Other Assets — (2.5) % ............. (1,101,760)
Net Assets — 100.0% ...............................
$ 44,541,379
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Perpetual security with no stated maturity date.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)
Convertible security.
(e)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)
Zero-coupon bond.
(g)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(j)
Affiliate of the Fund.
(k)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
Shares
Held at
03/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 84,681 $ 1,509,930
(a)
$ — $ — $ — $ 1,594,611 1,594,611 $ 23,391 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable High Yield Bond Fund
20
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 5-Year Note .................................................... 6 06/28/24 $ 642 $ 1,904
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 1,904 $ — $ 1,904
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (533) $ — $ (1,995) $ — $ (2,528)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ 6,806 $ — $ 6,806
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 647,368
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 178,732 $ — $ — $ 178,732
Corporate Bonds ........................................ — 40,347,035 — 40,347,035
Fixed Rate Loan Interests
Diversified Telecommunication Services ........................ — 7,407 7,471 14,878
Media ............................................... — — 214,920 214,920
Floating Rate Loan Interests

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable High Yield Bond Fund
Schedules of Investments
21
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Air Freight & Logistics .................................... $ — $ 42,067 $ — $ 42,067
Automobile Components .................................. — — 53,133 53,133
Chemicals ............................................ — 48,905 11,979 60,884
Commercial Services & Supplies ............................. — 28,746 — 28,746
Communications Equipment ................................ — 48,921 — 48,921
Diversified Consumer Services .............................. — 219,957 — 219,957
Diversified Telecommunication Services ........................ — 422,937 7,451 430,388
Entertainment ......................................... — 39,910 — 39,910
Food Products ......................................... — 52,129 — 52,129
Health Care Equipment & Supplies ........................... — 105,418 — 105,418
Health Care Providers & Services ............................ — 26,404 — 26,404
Health Care Technology .................................. — 684,242 — 684,242
Household Durables ..................................... — 65,518 — 65,518
Insurance ............................................ — 140,588 — 140,588
Life Sciences Tools & Services .............................. — 83,337 — 83,337
Machinery ............................................ — 215,486 — 215,486
Media ............................................... — 259,932 — 259,932
Passenger Airlines ...................................... — 1,718 — 1,718
Professional Services .................................... — 13,518 — 13,518
Real Estate Management & Development ....................... — — 17,913 17,913
Software ............................................. — 506,858 — 506,858
Trading Companies & Distributors ............................ — 19,067 — 19,067
Preferred Securities ....................................... — 176,829 — 176,829
Short-Term Securities
Money Market Funds ...................................... 1,594,611 — — 1,594,611
$ 1,773,343 $ 43,556,929 $ 312,867 $ 45,643,139
Derivative Financial Instruments
(a)
Assets
Interest rate contracts ....................................... $ 1,904 $ — $ — $ 1,904
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited)
March 31, 2024
BlackRock Sustainable Low Duration Bond Fund
22
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL Core CLO 4 Ltd., Series 2020-4A, Class
A1R, (3-mo. CME Term SOFR at 1.07%
Floor + 1.33%), 6.65%, 04/20/33
(a) (b)
..... USD 250 $ 250,055
Anchorage Capital CLO 3-R Ltd., Series 2014-
3RA, Class A, (3-mo. CME Term SOFR at
1.05% Floor + 1.31%), 6.63%, 01/28/31
(a) (b)
175 174,800
Ares LVI CLO Ltd., Series 2020-56A, Class AR,
(3-mo. CME Term SOFR at 1.16% Floor +
1.42%), 6.75%, 10/25/34
(a) (b)
.......... 250 250,186
BA Credit Card Trust, Series 2023-A2, Class
A2, 4.98%, 11/15/28 ................ 72 72,173
Barings CLO Ltd., Series 2019-3A, Class A1R,
(3-mo. CME Term SOFR at 1.07% Floor +
1.33%), 6.65%, 04/20/31
(a) (b)
.......... 250 250,164
BMW Vehicle Owner Trust, Series 2022-A,
Class A3, 3.21%, 08/25/26 ........... 188 185,385
Capital One Multi-Asset Execution Trust
Series 2022-A2, Class A, 3.49%, 05/15/27 . 24 23,518
Series 2023-A1, Class A, 4.42%, 05/15/28 . 111 109,609
Chesapeake Funding II LLC, Series 2023-2A,
Class A1, 6.16%, 10/15/35
(b)
.......... 116 116,509
CIFC Funding Ltd., Series 2021-5A, Class A,
(3-mo. CME Term SOFR at 1.14% Floor +
1.40%), 6.72%, 07/15/34
(a) (b)
.......... 250 250,478
CNH Equipment Trust, Series 2024-A, Class
A3, 4.77%, 06/15/29 ............... 51 50,307
College Avenue Student Loans LLC
(a)(b)
Series 2021-C, Class A1, (1-mo. CME Term
SOFR + 1.01%), 6.34%, 07/26/55 .... 69 67,399
Series 2023-A, Class A1, (SOFR 30 day
Average at 1.90% Floor + 1.90%), 7.22%,
05/25/55 ..................... 89 89,997
Enterprise Fleet Financing LLC
(b)
Series 2022-4, Class A2, 5.76%, 10/22/29 . 169 169,544
Series 2023-1, Class A2, 5.51%, 01/22/29 . 76 76,310
Series 2023-2, Class A2, 5.56%, 04/22/30 . 140 139,651
Series 2023-3, Class A2, 6.40%, 03/20/30 . 80 81,224
Series 2024-1, Class A2, 5.23%, 03/20/30 . 50 49,917
Ford Credit Auto Owner Trust
Series 2022-B, Class A4, 3.93%, 08/15/27 . 44 43,066
Series 2023-1, Class A, 4.85%, 08/15/35
(b)
. 145 144,169
Series 2023-2, Class A, 5.28%, 02/15/36
(b)
. 170 172,005
Series 2024-1, Class A, 4.87%, 08/15/36
(b)
. 130 129,734
Ford Credit Floorplan Master Owner Trust A
(b)
Series 2023-1, Class A1, 4.92%, 05/15/28 . 155 154,236
Series 2023-1, Class A2, (SOFR 30 day
Average + 1.25%), 6.57%, 05/15/28
(a)
.. 100 101,455
FS Rialto Issuer LLC, Series 2022-FL5, Class
A, (1-mo. CME Term SOFR at 2.30% Floor +
2.30%), 7.63%, 06/19/37
(a) (b)
.......... 100 99,999
GM Financial Consumer Automobile
Receivables Trust, Series 2022-3, Class A3,
3.64%, 04/16/27 .................. 54 53,135
GM Financial Revolving Receivables Trust
(b)
Series 2023-2, Class A, 5.77%, 08/11/36 .. 111 114,593
Series 2024-1, Class A, 4.98%, 12/11/36 .. 33 33,140
GoodLeap Sustainable Home Solutions Trust
(b)
Series 2021-3CS, Class A, 2.10%, 05/20/48 147 115,174
Series 2021-5CS, Class A, 2.31%, 10/20/48 37 29,636
Series 2022-1GS, Class A, 2.70%, 01/20/49 40 33,045
Series 2022-2CS, Class A, 4.00%, 04/20/49 22 19,385
Series 2022-3CS, Class A, 4.95%, 07/20/49 29 27,461
Honda Auto Receivables Owner Trust, Series
2023-1, Class A3, 5.04%, 04/21/27 ...... 65 64,832
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Hyundai Auto Receivables Trust, Series 2022-
B, Class A3, 3.72%, 11/16/26 .......... USD 55 $ 54,261
John Deere Owner Trust
Series 2023-B, Class A3, 5.18%, 03/15/28 . 34 34,006
Series 2024-A, Class A3, 4.96%, 11/15/28 . 84 83,987
Loanpal Solar Loan Ltd., Series 2021-1GS,
Class A, 2.29%, 01/20/48
(b)
........... 122 98,139
MMAF Equipment Finance LLC, Series 2024-A,
Class A3, 4.95%, 07/14/31
(b)
.......... 16 16,032
Mosaic Solar Loan Trust, Series 2021-1A, Class
A, 1.51%, 12/20/46
(b)
............... 83 68,389
Mosaic Solar Loans LLC, Series 2017-2A,
Class C, 2.00%, 06/22/43
(b)
........... 3 2,655
Navient Private Education Refi Loan Trust
(b)
Series 2020-CA, Class A2B, (1-mo. CME
Term SOFR + 1.71%), 7.04%, 11/15/68
(a)
162 163,453
Series 2021-CA, Class A, 1.06%, 10/15/69 160 140,460
Series 2021-EA, Class A, 0.97%, 12/16/69 . 82 70,657
Series 2021-GA, Class A, 1.58%, 04/15/70 85 74,671
Series 2022-A, Class A, 2.23%, 07/15/70 .. 112 99,061
Series 2022-BA, Class A, 4.16%, 10/15/70 . 97 92,261
Navistar Financial Dealer Note Master Owner
Trust II, Series 2023-1, Class A, 6.18%,
08/25/28
(b)
...................... 18 18,141
Nelnet Student Loan Trust
(b)
Series 2021-DA, Class AFX, 1.63%,
04/20/62 ..................... 83 75,472
Series 2023-PL1A, Class A1B, 7.15%,
11/25/53 ..................... 89 88,627
Neuberger Berman Loan Advisers CLO 26
Ltd., Series 2017-26A, Class AR, (3-mo.
CME Term SOFR at 0.92% Floor + 1.18%),
6.48%, 10/18/30
(a) (b)
................ 235 234,909
Octagon Investment Partners XV Ltd., Series
2013-1A, Class A1RR, (3-mo. CME Term
SOFR at 0.97% Floor + 1.23%), 6.54%,
07/19/30
(a) (b)
..................... 207 206,789
OneMain Financial Issuance Trust
(b)
Series 2023-1A, Class A, 5.50%, 06/14/38 . 100 101,496
Series 2023-2A, Class A2, (SOFR 30 day
Average + 1.50%), 6.82%, 09/15/36
(a)
.. 120 121,918
PFS Financing Corp., Series 2023-A, Class A,
5.80%, 03/15/28
(b)
................. 125 126,334
Porsche Financial Auto Securitization
Trust, Series 2023-1A, Class A3, 4.81%,
09/22/28
(b)
...................... 125 124,299
Prodigy Finance DAC, Series 2021-1A, Class A,
(1-mo. CME Term SOFR + 1.36%), 6.69%,
07/25/51
(a) (b)
..................... 56 56,006
Romark CLO II Ltd., Series 2018-2A, Class A1,
(3-mo. CME Term SOFR at 1.18% Floor +
1.44%), 6.76%, 07/25/31
(a) (b)
.......... 220 220,918
Santander Drive Auto Receivables Trust, Series
2023-5, Class A3, 6.02%, 09/15/28 ...... 95 96,007
SMB Private Education Loan Trust
(a)(b)
Series 2022-B, Class A1B, (SOFR 30 day
Average + 1.45%), 6.77%, 02/16/55 ... 135 135,497
Series 2023-B, Class A1B, (SOFR 30 day
Average at 1.80% Floor + 1.80%), 7.12%,
10/16/56 ..................... 89 90,470
Series 2024-A, Class A1B, (SOFR 30 day
Average at 1.45% Floor + 1.45%), 6.77%,
03/15/56 ..................... 120 120,492
SoFi Personal Loan Trust,   6.00%, 11/12/30
(b)
86 86,288

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Low Duration Bond Fund
Schedules of Investments
23
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
SoFi Professional Loan Program LLC
(b)
Series 2019-A, Class A2FX, 3.69%,
06/15/48 ..................... USD 109 $ 105,169
Series 2019-B, Class A2FX, 3.09%,
08/17/48 ..................... 27 25,490
SoFi Professional Loan Program Trust
(b)
Series 2020-A, Class A2FX, 2.54%,
05/15/46 ..................... 49 45,640
Series 2021-B, Class AFX, 1.14%, 02/15/47 99 84,473
Sunnova Sol IV Issuer LLC, Series 2022-A,
Class A, 2.79%, 02/22/49
(b)
........... 87 78,316
Toyota Auto Loan Extended Note Trust, Series
2023-1A, Class A, 4.93%, 06/25/36
(b)
.... 100 100,155
Trestles CLO III Ltd., Series 2020-3A, Class A1,
(3-mo. CME Term SOFR at 1.33% Floor +
1.59%), 6.91%, 01/20/33
(a) (b)
.......... 250 250,028
Trestles CLO IV Ltd., Series 2021-4A, Class A,
(3-mo. CME Term SOFR at 1.17% Floor +
1.43%), 6.75%, 07/21/34
(a) (b)
.......... 250 250,000
Whitebox CLO II Ltd., Series 2020-2A, Class
A1R, (3-mo. CME Term SOFR at 1.22%
Floor + 1.48%), 6.80%, 10/24/34
(a) (b)
..... 250 249,875
Total Asset-Backed Securities — 16 .9%
(Cost: $ 7,964,199 ) ............................... 7,833,132
Corporate Bonds
Aerospace & Defense — 0.2%
(b)
Bombardier, Inc.
7.13% , 06/15/26 .................. 14 14,202
7.88% , 04/15/27 .................. 9 9,006
8.75% , 11/15/30 .................. 10 10,678
7.25% , 07/01/31 .................. 5 5,010
TransDigm, Inc.
6.75% , 08/15/28 .................. 24 24,317
6.38% , 03/01/29 .................. 41 41,127
104,340
Automobile Components — 0.2%
(b)
Champions Financing, Inc., 8.75%, 02/15/29 . 7 7,334
Clarios Global LP
6.25% , 05/15/26 .................. 45 44,977
6.75% , 05/15/28 .................. 13 13,177
Phinia, Inc., 6.75%, 04/15/29 ........... 3 3,029
68,517
Automobiles — 0.5%
(b)
BMW US Capital LLC, 5.05%, 08/11/28 .... 100 100,789
Nissan Motor Acceptance Co. LLC, 2.00%,
03/09/26 ...................... 165 152,788
253,577
Banks — 7.2%
Banco de Sabadell SA, (1-Year EUR Swap
Annual + 1.60%), 4.00%, 01/15/30
(a) (c)
.... EUR 100 109,324
Bank of America Corp.
(a)
(1-day SOFR + 0.91%), 0.98% , 09/25/25 . USD 200 195,366
(3-mo. CME Term SOFR + 1.13%), 2.46% ,
10/22/25 ..................... 200 196,406
(1-day SOFR + 0.65%), 1.53% , 12/06/25 . 240 233,255
(1-day SOFR + 1.57%), 5.82% , 09/15/29 . 93 95,357
Barclays plc, (1-Year EUR Swap Annual +
1.75%), 4.92%, 08/08/30
(a) (c)
.......... EUR 100 112,630
Citigroup, Inc.
(a)
(1-day SOFR + 0.53%), 1.28% , 11/03/25 . USD 35 34,047
(1-day SOFR + 1.53%), 3.29% , 03/17/26 . 260 254,092
(1-day SOFR + 1.55%), 5.61% , 09/29/26 . 110 110,175
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 0.77%), 1.46% , 06/09/27 . USD 60 $ 55,112
(3-mo. EURIBOR + 1.25%), 3.71% ,
09/22/28
(c)
.................... EUR 100 108,593
HSBC Holdings plc
(a)
(3-mo. CME Term SOFR + 1.40%), 2.63% ,
11/07/25 ..................... USD 200 196,074
(1-day SOFR + 1.93%), 2.10% , 06/04/26 . 200 191,810
JPMorgan Chase & Co.
(a)
(3-mo. CME Term SOFR + 1.51%), 3.96% ,
01/29/27 ..................... 86 83,947
(1-day SOFR + 1.33%), 6.07% , 10/22/27 . 105 107,134
(3-mo. CME Term SOFR + 1.60%), 3.78% ,
02/01/28 ..................... 215 207,054
(1-day SOFR + 1.45%), 5.30% , 07/24/29 . 61 61,453
KBC Group NV, (3-mo. EURIBOR + 1.30%),
4.25%, 11/28/29
(a) (c)
............... EUR 100 110,445
Royal Bank of Canada, 6.00%, 11/01/27 .... USD 121 125,055
Toronto-Dominion Bank (The), 1.25%, 12/13/24 335 325,219
Truist Financial Corp.
(a)
(1-day SOFR + 2.05%), 6.05% , 06/08/27 . 190 192,564
(1-day SOFR + 1.62%), 5.44% , 01/24/30 . 20 19,977
US Bancorp, (1-day SOFR + 1.56%), 5.38%,
01/23/30
(a)
..................... 35 35,155
Westpac Banking Corp., 4.18%, 05/22/28
(b)
.. 200 195,482
3,355,726
Biotechnology — 1.4%
Amgen, Inc., 5.15%, 03/02/28 .......... 140 140,897
Gilead Sciences, Inc.
3.70% , 04/01/24 .................. 385 385,000
2.95% , 03/01/27 .................. 110 104,588
630,485
Broadline Retail — 0.1%
(b)
Go Daddy Operating Co. LLC, 3.50%, 03/01/29 8 7,215
Match Group Holdings II LLC, 4.63%, 06/01/28 19 17,931
25,146
Building Products — 0.2%
Advanced Drainage Systems, Inc.
(b)
5.00% , 09/30/27 .................. 8 7,761
6.38% , 06/15/30 .................. 11 11,057
Carrier Global Corp., 2.24%, 02/15/25 ..... 36 34,916
Standard Industries, Inc.
(b)
4.75% , 01/15/28 .................. 20 19,087
4.38% , 07/15/30 .................. 3 2,696
75,517
Capital Markets — 3.9%
Aretec Group, Inc., 10.00%, 08/15/30
(b)
.... 5 5,462
Charles Schwab Corp. (The), 5.88%, 08/24/26 53 53,883
Credit Suisse AG, 5.00%, 07/09/27 ....... 250 247,722
Deutsche Bank AG, (1-day SOFR + 2.58%),
3.96%, 11/26/25
(a)
................ 150 147,952
Goldman Sachs Group, Inc. (The)
(a)
(1-day SOFR + 1.51%), 4.39% , 06/15/27 . 155 152,005
(1-day SOFR + 1.11%), 2.64% , 02/24/28 . 156 145,296
Morgan Stanley
(a)
(1-day SOFR + 0.56%), 1.16% , 10/21/25 . 275 267,765
(3-mo. EURIBOR + 0.83%), 1.34% ,
10/23/26 ..................... EUR 100 103,940
(1-day SOFR + 1.73%), 5.12% , 02/01/29 . USD 250 249,390
(1-day SOFR + 1.63%), 5.45% , 07/20/29 . 70 70,614
Nasdaq, Inc., 5.35%, 06/28/28 .......... 100 101,290
State Street Corp., (1-day SOFR + 1.35%),
5.75%, 11/04/26
(a)
................ 70 70,469

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Low Duration Bond Fund
24
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
UBS Group AG, (1-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
0.85%), 1.49%, 08/10/27
(a) (b)
.......... USD 200 $ 181,860
1,797,648
Chemicals — 0.2%
Chemours Co. (The)
(b)
5.75% , 11/15/28 .................. 2 1,844
4.63% , 11/15/29 .................. 2 1,724
Element Solutions, Inc., 3.88%, 09/01/28
(b)
.. 45 41,281
HB Fuller Co.
4.00% , 02/15/27 .................. 13 12,410
4.25% , 10/15/28 .................. 7 6,487
WR Grace Holdings LLC
(b)
4.88% , 06/15/27 .................. 8 7,603
5.63% , 08/15/29 .................. 15 13,423
84,772
Commercial Services & Supplies — 0.9%
ADT Security Corp. (The), 4.13%, 08/01/29
(b)
. 8 7,330
Allied Universal Holdco LLC
(b)
6.63% , 07/15/26 .................. 14 13,991
7.88% , 02/15/31 .................. 33 33,422
APX Group, Inc., 6.75%, 02/15/27
(b)
....... 8 8,033
Aramark Services, Inc., 5.00%, 02/01/28
(b)
... 19 18,338
Covanta Holding Corp., 4.88%, 12/01/29
(b)
.. 5 4,481
Elis SA, 3.75%, 03/21/30
(c)
............ EUR 100 107,379
Garda World Security Corp.
(b)
4.63% , 02/15/27 .................. USD 7 6,707
7.75% , 02/15/28 .................. 6 6,153
GFL Environmental, Inc.
(b)
4.00% , 08/01/28 .................. 7 6,452
6.75% , 01/15/31 .................. 11 11,273
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
..................... 6 5,944
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
.. 4 3,782
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(b)
..................... 12 11,755
Republic Services, Inc., 3.38%, 11/15/27 .... 150 142,567
Williams Scotsman, Inc., 4.63%, 08/15/28
(b)
.. 17 16,078
403,685
Communications Equipment — 0.1%
(b)
CommScope, Inc., 6.00%, 03/01/26 ....... 8 7,320
Viasat, Inc., 5.63%, 04/15/27 ........... 15 14,204
Viavi Solutions, Inc., 3.75%, 10/01/29 ..... 2 1,716
23,240
Consumer Finance — 1.8%
American Express Co.
2.55% , 03/04/27 .................. 190 177,453
(1-day SOFR + 1.00%), 5.10% , 02/16/28
(a)
20 19,969
Bread Financial Holdings, Inc., 9.75%,
03/15/29
(b)
..................... 3 3,122
General Motors Financial Co., Inc.
3.50% , 11/07/24 .................. 100 98,697
6.05% , 10/10/25 .................. 100 100,740
5.40% , 05/08/27 .................. 60 60,157
John Deere Capital Corp.
5.15% , 09/08/26 .................. 65 65,367
4.95% , 07/14/28 .................. 35 35,264
OneMain Finance Corp.
6.88% , 03/15/25 .................. 2 2,021
7.13% , 03/15/26 .................. 7 7,127
9.00% , 01/15/29 .................. 7 7,428
7.88% , 03/15/30 .................. 7 7,221
SLM Corp., 3.13%, 11/02/26 ........... 7 6,501
Synchrony Financial, 4.88%, 06/13/25 ..... 125 123,140
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Toyota Motor Credit Corp., 5.40%, 11/10/25 .. USD 100 $ 100,504
814,711
Consumer Staples Distribution & Retail — 0.1%
(b)
Albertsons Cos., Inc.
3.25% , 03/15/26 .................. 4 3,815
5.88% , 02/15/28 .................. 34 33,661
6.50% , 02/15/28 .................. 3 3,032
United Natural Foods, Inc., 6.75%, 10/15/28 . 6 4,983
US Foods, Inc.
6.88% , 09/15/28 .................. 10 10,237
4.75% , 02/15/29 .................. 2 1,898
57,626
Containers & Packaging — 0.3%
Clydesdale Acquisition Holdings, Inc., 6.63%,
04/15/29
(b)
..................... 10 9,992
Crown Americas LLC, 4.25%, 09/30/26 .... 30 29,063
Graphic Packaging International LLC, 3.50%,
03/15/28
(b)
..................... 13 12,002
Mauser Packaging Solutions Holding Co.,
7.88%, 08/15/26
(b)
................ 47 47,881
Owens-Brockway Glass Container, Inc., 6.63%,
05/13/27
(b)
..................... 8 8,005
Sealed Air Corp.
(b)
4.00% , 12/01/27 .................. 20 18,746
6.13% , 02/01/28 .................. 3 3,006
128,695
Diversified REITs — 0.2%
HAT Holdings I LLC
(b)
3.38% , 06/15/26 .................. 13 12,245
8.00% , 06/15/27 .................. 5 5,213
Prologis LP, 4.88%, 06/15/28 ........... 85 85,092
102,550
Diversified Telecommunication Services — 0.7%
CCO Holdings LLC
(b)
5.13% , 05/01/27 .................. 15 14,292
5.00% , 02/01/28 .................. 19 17,687
6.38% , 09/01/29 .................. 12 11,384
Frontier Communications Holdings LLC
(b)
5.88% , 10/15/27 .................. 17 16,458
5.00% , 05/01/28 .................. 7 6,498
8.75% , 05/15/30 .................. 6 6,139
Level 3 Financing, Inc.
(b)
10.50% , 04/15/29 ................. 12 12,240
4.88% , 06/15/29 .................. 8 5,340
11.00% , 11/15/29 ................. 7 7,247
10.50% , 05/15/30 ................. 9 9,202
3.88% , 10/15/30 .................. 1 590
Uniti Group LP, 10.50%, 02/15/28
(b)
....... 9 9,331
Verizon Communications, Inc.
2.10% , 03/22/28 .................. 190 171,050
4.33% , 09/21/28 .................. 18 17,599
Zayo Group Holdings, Inc., 4.00%, 03/01/27
(b)
47 38,688
343,745
Electric Utilities — 2.0%
Eurogrid GmbH, 3.92%, 02/01/34
(c)
....... EUR 100 109,943
Eversource Energy, 5.45%, 03/01/28 ...... USD 55 55,679
Exelon Corp., 5.15%, 03/15/28 .......... 150 150,367
NextEra Energy Capital Holdings, Inc.
4.20% , 06/20/24 .................. 230 229,204
6.05% , 03/01/25 .................. 75 75,285
4.90% , 02/28/28 .................. 50 49,843
NextEra Energy Operating Partners LP
(b)
4.25% , 07/15/24 .................. 13 12,885

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Low Duration Bond Fund
Schedules of Investments
25
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
7.25% , 01/15/29 .................. USD 4 $ 4,093
NRG Energy, Inc., 5.75%, 01/15/28 ....... 29 28,840
Pacific Gas & Electric Co., 6.10%, 01/15/29 .. 85 87,590
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
..................... 46 42,879
Texas Electric Market Stabilization Funding N
LLC, Series A-1, 4.27%, 08/01/34
(b)
..... 91 87,595
934,203
Electrical Equipment — 0.0%
(b)
Sensata Technologies BV, 4.00%, 04/15/29 .. 3 2,739
Vertiv Group Corp., 4.13%, 11/15/28 ...... 20 18,609
21,348
Electronic Equipment, Instruments & Components — 0.0%
Sensata Technologies, Inc., 4.38%, 02/15/30
(b)
18 16,383
Entertainment — 0.1%
(b)
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ...................... 3 2,295
Live Nation Entertainment, Inc.
6.50% , 05/15/27 .................. 2 2,022
4.75% , 10/15/27 .................. 13 12,413
3.75% , 01/15/28 .................. 23 21,278
38,008
Financial Services — 0.9%
Block, Inc., 2.75%, 06/01/26 ........... 29 27,274
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
.... 13 12,997
Fidelity National Information Services, Inc.,
1.15%, 03/01/26 ................. 200 185,162
GGAM Finance Ltd.
(b)
8.00% , 02/15/27 .................. 9 9,293
8.00% , 06/15/28 .................. 2 2,088
6.88% , 04/15/29 .................. 4 4,015
MGIC Investment Corp., 5.25%, 08/15/28 ... 10 9,714
Nationstar Mortgage Holdings, Inc.
(b)
5.00% , 02/01/26 .................. 20 19,572
6.00% , 01/15/27 .................. 3 2,958
NCR Atleos Corp., 9.50%, 04/01/29
(b)
...... 4 4,278
PayPal Holdings, Inc., 2.65%, 10/01/26 .... 110 103,835
PennyMac Financial Services, Inc., 7.88%,
12/15/29
(b)
..................... 5 5,138
Rocket Mortgage LLC
(b)
2.88% , 10/15/26 .................. 15 13,859
3.88% , 03/01/31 .................. 2 1,742
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
.... 15 14,503
416,428
Food Products — 0.4%
Chobani LLC, 4.63%, 11/15/28
(b)
......... 14 13,056
Fiesta Purchaser, Inc., 7.88%, 03/01/31
(b)
... 4 4,131
General Mills, Inc., 5.24%, 11/18/25 ....... 95 94,701
Kraft Heinz Foods Co., 3.00%, 06/01/26 .... 100 95,717
207,605
Ground Transportation — 0.1%
Uber Technologies, Inc.
(b)
6.25% , 01/15/28 .................. 28 28,115
4.50% , 08/15/29 .................. 10 9,488
37,603
Health Care Equipment & Supplies — 0.2%
Avantor Funding, Inc., 4.63%, 07/15/28
(b)
... 26 24,638
Bausch + Lomb Corp., 8.38%, 10/01/28
(b)
... 26 26,901
Hologic, Inc., 4.63%, 02/01/28
(b)
......... 9 8,665
Medline Borrower LP
(b)
3.88% , 04/01/29 .................. 14 12,743
6.25% , 04/01/29 .................. 8 8,036
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
5.25% , 10/01/29 .................. USD 14 $ 13,232
Teleflex, Inc.
4.63% , 11/15/27 .................. 2 1,924
4.25% , 06/01/28
(b)
................. 12 11,260
107,399
Health Care Providers & Services — 1.8%
Community Health Systems, Inc.
(b)
6.00% , 01/15/29 .................. 19 16,598
5.25% , 05/15/30 .................. 6 4,893
CVS Health Corp., 6.25%, 06/01/27 ....... 50 52,068
Elevance Health, Inc., 5.35%, 10/15/25 .... 225 225,119
Encompass Health Corp., 4.50%, 02/01/28 .. 34 32,382
HCA, Inc.
5.25% , 04/15/25 .................. 50 49,791
5.88% , 02/15/26 .................. 155 155,662
5.25% , 06/15/26 .................. 43 42,875
5.63% , 09/01/28 .................. 75 75,932
HealthEquity, Inc., 4.50%, 10/01/29
(b)
...... 19 17,530
Legacy LifePoint Health LLC, 4.38%, 02/15/27
(b)
2 1,906
LifePoint Health, Inc., 11.00%, 10/15/30
(b)
... 11 11,757
Molina Healthcare, Inc., 4.38%, 06/15/28
(b)
.. 22 20,681
Tenet Healthcare Corp., 6.13%, 06/15/30 ... 26 25,940
UnitedHealth Group, Inc., 2.95%, 10/15/27 .. 100 94,105
827,239
Health Care REITs — 0.3%
Healthpeak OP LLC, 1.35%, 02/01/27 ..... 100 90,242
Welltower OP LLC, 4.00%, 06/01/25 ...... 50 49,151
139,393
Hotels, Restaurants & Leisure — 0.3%
(b)
1011778 BC ULC
3.88% , 01/15/28 .................. 8 7,518
4.38% , 01/15/28 .................. 35 33,108
4.00% , 10/15/30 .................. 10 8,910
Cedar Fair LP, 5.50%, 05/01/25 ......... 9 8,963
Hilton Domestic Operating Co., Inc.
5.75% , 05/01/28 .................. 58 57,914
5.88% , 04/01/29 .................. 12 12,020
3.75% , 05/01/29 .................. 2 1,834
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28 ...................... 4 4,230
Lindblad Expeditions LLC, 6.75%, 02/15/27 .. 12 12,093
Six Flags Entertainment Corp., 5.50%, 04/15/27 6 5,861
Vail Resorts, Inc., 6.25%, 05/15/25 ....... 7 7,002
159,453
Household Durables — 0.0%
(b)
Beazer Homes USA, Inc., 7.50%, 03/15/31 .. 2 2,020
Dream Finders Homes, Inc., 8.25%, 08/15/28 . 2 2,088
LGI Homes, Inc., 8.75%, 12/15/28 ........ 2 2,110
New Home Co., Inc. (The), 9.25%, 10/01/29 . 4 4,020
10,238
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy Operating LLC, 4.75%,
03/15/28
(b)
..................... 61 57,983
TransAlta Corp., 7.75%, 11/15/29 ........ 20 20,790
78,773
Industrial Conglomerates — 0.1%
EMRLD Borrower LP, 6.63%, 12/15/30
(b)
.... 38 38,365
Insurance — 0.6%
(b)
Alliant Holdings Intermediate LLC
4.25% , 10/15/27 .................. 77 72,493
6.75% , 04/15/28 .................. 4 4,028
7.00% , 01/15/31 .................. 10 10,100

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Low Duration Bond Fund
26
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
AmWINS Group, Inc.
6.38% , 02/15/29 .................. USD 2 $ 2,011
4.88% , 06/30/29 .................. 3 2,800
Howden UK Refinance plc, 7.25%, 02/15/31 . 28 28,106
HUB International Ltd., 7.25%, 06/15/30 .... 63 64,745
Jones Deslauriers Insurance Management, Inc.,
8.50%, 03/15/30 ................. 10 10,424
NFP Corp., 4.88%, 08/15/28 ........... 52 52,117
Panther Escrow Issuer LLC, 7.13%, 06/01/31 . 48 48,802
295,626
IT Services — 0.1%
Central Parent LLC, 8.00%, 06/15/29
(b)
..... 10 10,366
Northwest Fiber LLC, 4.75%, 04/30/27
(b)
.... 22 22,497
Twilio, Inc., 3.63%, 03/15/29 ........... 23 20,687
53,550
Leisure Products — 0.0%
(b)
Acushnet Co., 7.38%, 10/15/28 ......... 2 2,073
Amer Sports Co., 6.75%, 02/16/31 ....... 7 6,946
9,019
Life Sciences Tools & Services — 0.1%
(b)
Charles River Laboratories International, Inc.,
4.25%, 05/01/28 ................. 32 30,181
Fortrea Holdings, Inc., 7.50%, 07/01/30 .... 4 4,129
Star Parent, Inc., 9.00%, 10/01/30 ........ 17 17,991
52,301
Machinery — 0.1%
(b)
Mueller Water Products, Inc., 4.00%, 06/15/29 6 5,442
Wabash National Corp., 4.50%, 10/15/28 ... 18 16,507
21,949
Media — 0.3%
Clear Channel Outdoor Holdings, Inc.
(b)
5.13% , 08/15/27 .................. 17 16,025
9.00% , 09/15/28 .................. 39 40,623
7.88% , 04/01/30 .................. 15 14,912
DirecTV Financing LLC, 5.88%, 08/15/27
(b)
.. 19 17,975
GCI LLC, 4.75%, 10/15/28
(b)
........... 2 1,834
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ...................... 4 3,329
Nexstar Media, Inc., 5.63%, 07/15/27
(b)
..... 3 2,878
Outfront Media Capital LLC
(b)
5.00% , 08/15/27 .................. 13 12,512
4.25% , 01/15/29 .................. 2 1,812
7.38% , 02/15/31 .................. 4 4,189
Radiate Holdco LLC, 4.50%, 09/15/26
(b)
.... 2 1,590
Sirius XM Radio, Inc.
(b)
3.13% , 09/01/26 .................. 7 6,557
5.00% , 08/01/27 .................. 2 1,924
4.00% , 07/15/28 .................. 2 1,830
Univision Communications, Inc.
(b)
6.63% , 06/01/27 .................. 6 5,868
8.00% , 08/15/28 .................. 23 23,432
157,290
Metals & Mining — 0.4%
Big River Steel LLC, 6.63%, 01/31/29
(b)
.... 61 61,343
Novelis Corp.
(b)
3.25% , 11/15/26 .................. 37 34,476
3.88% , 08/15/31 .................. 21 18,039
Steel Dynamics, Inc., 2.40%, 06/15/25 ..... 50 48,146
162,004
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 7.25%,
04/01/29
(b)
..................... 3 3,024
Security
Par (000)
Par (000) Value
Multi-Utilities — 0.9%
Consumers Energy Co., 4.60%, 05/30/29 ... USD 135 $ 133,430
E.ON SE, 0.88%, 01/08/25
(c)
........... EUR 30 31,660
Engie SA, 3.88%, 03/06/36
(c)
........... 100 109,905
San Diego Gas & Electric Co., 4.95%, 08/15/28 USD 95 95,356
Sempra, 3.30%, 04/01/25 ............. 50 48,918
419,269
Oil, Gas & Consumable Fuels — 0.6%
Enbridge, Inc., 6.00%, 11/15/28 ......... 40 41,589
Eni SpA, 1.00%, 03/14/25
(c)
............ EUR 100 105,168
Kinder Morgan, Inc., 5.00%, 02/01/29 ..... USD 45 44,815
Targa Resources Corp., 5.20%, 07/01/27 ... 57 56,918
Western Midstream Operating LP, 6.35%,
01/15/29 ...................... 25 25,927
274,417
Passenger Airlines — 0.1%
(b)
American Airlines, Inc.
5.50% , 04/20/26 .................. 10 9,858
5.75% , 04/20/29 .................. 4 3,932
8.50% , 05/15/29 .................. 11 11,621
Mileage Plus Holdings LLC, 6.50%, 06/20/27 . —
(d)
1
United Airlines, Inc.
4.38% , 04/15/26 .................. 40 38,669
4.63% , 04/15/29 .................. 3 2,790
66,871
Personal Care Products — 0.0%
Coty, Inc., 6.63%, 07/15/30
(b)
........... 6 6,093
Pharmaceuticals — 0.4%
Bristol-Myers Squibb Co., 4.90%, 02/22/29 .. 50 50,210
Catalent Pharma Solutions, Inc.
(b)
5.00% , 07/15/27 .................. 11 10,832
3.13% , 02/15/29 .................. 2 1,911
3.50% , 04/01/30 .................. 4 3,810
Pfizer Investment Enterprises Pte. Ltd., 4.45%,
05/19/28 ...................... 111 109,421
Teva Pharmaceutical Finance Netherlands III
BV, 3.15%, 10/01/26 .............. 21 19,575
195,759
Professional Services — 0.1%
(b)
AMN Healthcare, Inc., 4.63%, 10/01/27 .... 11 10,448
CoreLogic, Inc., 4.50%, 05/01/28 ........ 11 9,863
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 9 8,308
28,619
Real Estate Management & Development — 0.1%
Anywhere Real Estate Group LLC
Series AI , 7.00% , 04/15/30 ........... 6 4,986
7.00% , 04/15/30
(b)
................. 5 4,452
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(b)
................ 16 15,800
Howard Hughes Corp. (The), 5.38%, 08/01/28
(b)
12 11,510
36,748
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
..................... 4 3,651
Semiconductors & Semiconductor Equipment — 1.5%
Broadcom Corp., 3.88%, 01/15/27 ....... 20 19,389
Entegris, Inc.
(b)
4.38% , 04/15/28 .................. 8 7,519
4.75% , 04/15/29 .................. 27 25,875
Intel Corp., 4.88%, 02/10/28 ........... 70 70,173
Lam Research Corp.
3.80% , 03/15/25 .................. 6 5,914

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Low Duration Bond Fund
Schedules of Investments
27
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
3.75% , 03/15/26 .................. USD 143 $ 139,671
NXP BV, 2.70%, 05/01/25 ............. 330 319,862
Synaptics, Inc., 4.00%, 06/15/29
(b)
........ 5 4,500
Texas Instruments, Inc., 4.60%, 02/15/28 ... 100 100,035
692,938
Software — 1.7%
Boxer Parent Co., Inc., 7.13%, 10/02/25
(b)
... 6 6,005
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
.. 5 5,188
Central Parent, Inc., 7.25%, 06/15/29
(b)
..... 8 8,166
Clarivate Science Holdings Corp.
(b)
3.88% , 07/01/28 .................. 43 39,783
4.88% , 07/01/29 .................. 18 16,653
Cloud Software Group, Inc., 6.50%, 03/31/29
(b)
75 71,172
Elastic NV, 4.13%, 07/15/29
(b)
.......... 18 16,198
Fair Isaac Corp., 4.00%, 06/15/28
(b)
....... 12 11,209
Gen Digital, Inc., 6.75%, 09/30/27
(b)
....... 10 10,143
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
..... 7 6,753
Oracle Corp.
1.65% , 03/25/26 .................. 45 42,000
2.65% , 07/15/26 .................. 172 162,753
PTC, Inc., 4.00%, 02/15/28
(b)
........... 14 13,084
Sabre GLBL, Inc., 8.63%, 06/01/27
(b)
...... 7 6,143
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
. 25 24,444
UKG, Inc., 6.88%, 02/01/31
(b)
........... 48 48,899
VMware LLC
1.40% , 08/15/26 .................. 155 141,555
3.90% , 08/21/27 .................. 55 52,678
Workday, Inc., 3.50%, 04/01/27 ......... 80 76,605
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
22 19,804
779,235
Specialized REITs — 1.2%
American Tower Corp., 3.55%, 07/15/27 .... 50 47,530
Crown Castle, Inc.
3.20% , 09/01/24 .................. 50 49,490
1.05% , 07/15/26 .................. 153 139,072
Equinix, Inc.
1.00% , 09/15/25 .................. 200 187,038
1.55% , 03/15/28 .................. 65 56,379
Iron Mountain, Inc., 7.00%, 02/15/29
(b)
..... 29 29,553
SBA Communications Corp.
3.88% , 02/15/27 .................. 22 20,924
3.13% , 02/01/29 .................. 6 5,295
535,281
Specialty Retail — 0.1%
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
... 8 7,437
Home Depot, Inc. (The), 2.88%, 04/15/27 ... 55 52,182
59,619
Technology Hardware, Storage & Peripherals — 0.0%
Seagate HDD Cayman, 8.25%, 12/15/29
(b)
.. 15 16,117
Textiles, Apparel & Luxury Goods — 0.1%
(b)
Crocs, Inc., 4.25%, 03/15/29 ........... 10 9,142
Hanesbrands, Inc., 4.88%, 05/15/26 ...... 11 10,710
William Carter Co. (The), 5.63%, 03/15/27 ... 14 13,905
33,757
Trading Companies & Distributors — 0.6%
Beacon Roofing Supply, Inc., 6.50%, 08/01/30
(b)
4 4,059
Fortress Transportation & Infrastructure
Investors LLC
(b)
9.75% , 08/01/27 .................. 2 2,071
5.50% , 05/01/28 .................. 5 4,845
7.88% , 12/01/30 .................. 13 13,651
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
..... 14 13,751
IMCD NV, 4.88%, 09/18/28
(c)
........... EUR 100 111,883
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
Imola Merger Corp., 4.75%, 05/15/29
(b)
..... USD 4 $ 3,750
SRS Distribution, Inc., 4.63%, 07/01/28
(b)
... 42 42,307
United Rentals North America, Inc.
4.88% , 01/15/28 .................. 21 20,436
6.00% , 12/15/29
(b)
................. 15 15,100
WESCO Distribution, Inc.
(b)
7.25% , 06/15/28 .................. 24 24,502
6.38% , 03/15/29 .................. 10 10,103
266,458
Wireless Telecommunication Services — 0.9%
Rogers Communications, Inc., 3.20%, 03/15/27 145 137,645
Sprint LLC, 7.63%, 03/01/26 ........... 23 23,762
T-Mobile USA, Inc.
2.25% , 02/15/26 .................. 23 21,764
2.63% , 04/15/26 .................. 270 256,473
439,644
Total Corporate Bonds — 34 .3%
(Cost: $ 16,056,347 ) ............................... 15,911,657
Foreign Agency Obligations
Canada — 0.8%
CDP Financial, Inc. , 1.00%
,
05/26/26
(b)
..... 400 369,042
Germany — 0.4%
Kreditanstalt fuer Wiederaufbau , 0.00%
,
09/15/28
(c)
...................... EUR 200 191,687
Netherlands — 2.4%
Nederlandse Waterschapsbank NV
2.38% , 03/24/26
(c)
................. USD 300 286,529
2.38% , 03/24/26
(b)
................. 400 382,038
1.00% , 05/28/30
(c)
................. 550 448,261
1,116,828
Total Foreign Agency Obligations — 3 .6%
(Cost: $ 1,713,318 ) ............................... 1,677,557
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 3.1%
(b)
Angel Oak Mortgage Trust, Series 2022-2,
Class A1, 3.35%, 01/25/67
(a)
.......... 40 36,346
Barclays Mortgage Loan Trust, Series 2024-
NQM1, Class A1, 5.90%, 01/25/64
(e)
..... 99 98,511
BRAVO Residential Funding Trust, Series 2023-
NQM6, Class A1, 6.60%, 09/25/63
(e)
..... 94 94,183
COLT Mortgage Loan Trust, Series 2022-3,
Class A1, 3.90%, 02/25/67
(a)
.......... 82 77,825
CSMC Trust, Series 2021-NQM8, Class A1,
1.84%, 10/25/66
(a)
................. 76 65,653
Deephaven Residential Mortgage Trust, Series
2021-4, Class A1, 1.93%, 11/25/66
(a)
..... 73 62,903
Flagstar Mortgage Trust, Series 2021-12, Class
A19, 5.00%, 11/25/51
(a)
.............. 108 103,675
GCAT Trust, Series 2021-NQM7, Class A1,
1.91%, 08/25/66
(a)
................. 56 48,657
J.P. Morgan Mortgage Trust
Series 2021-15, Class A4, 2.50%, 06/25/52
(a)
138 119,607
Series 2021-7, Class A3, 2.50%, 11/25/51
(a)
104 83,527
Series 2024-2, Class A3, 6.00%, 08/25/54 . 38 38,039
MFA Trust, Series 2023-INV2, Class A1, 6.77%,
10/25/58
(e)
...................... 98 98,222
Mill City Mortgage Loan Trust, Series 2017-3,
Class A1, 2.75%, 01/25/61
(a)
.......... 16 15,469

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Low Duration Bond Fund
28
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
OBX Trust, Series 2023-NQM6, Class A1,
6.52%, 07/25/63
(e)
................. USD 98 $ 98,595
PRKCM Trust, Series 2023-AFC3, Class A1,
6.58%, 09/25/58
(e)
................. 90 90,437
RCKT Mortgage Trust, Series 2022-4, Class A2,
3.50%, 06/25/52
(a)
................. 89 77,657
Towd Point Mortgage Trust
(a)
Series 2015-1, Class A5, 4.53%, 10/25/53 . 94 93,079
Series 2018-1, Class A1, 3.00%, 01/25/58 . 47 45,872
Series 2018-2, Class A1, 3.25%, 03/25/58 . 49 47,688
Series 2018-6, Class A1A, 3.75%, 03/25/58 69 67,031
1,462,976
Commercial Mortgage-Backed Securities — 3.4%
BAMLL Commercial Mortgage Securities
Trust, Series 2015-200P, Class A, 3.22%,
04/14/33
(b)
...................... 100 96,282
BBCMS Mortgage Trust, Series 2023-C19,
Class A2B, 5.75%, 04/15/56 .......... 50 50,326
Benchmark Mortgage Trust
Series 2023-V3, Class A3, 6.36%,
07/15/56
(a)
.................... 50 52,256
Series 2024-V5, Class A3, 5.81%, 01/10/57 40 41,188
BX Commercial Mortgage Trust, Series 2024-
XL5, Class A, (1-mo. CME Term SOFR at
1.39% Floor + 1.39%), 6.69%, 03/15/41
(a) (b)
100 100,050
BX Trust
(a)(b)
Series 2024-PAT, Class A, (1-mo. CME Term
SOFR at 2.09% Floor + 2.09%), 7.34%,
03/15/26 ..................... 30 29,985
Series 2024-PAT, Class B, (1-mo. CME Term
SOFR at 3.04% Floor + 3.04%), 8.29%,
03/15/26 ..................... 10 9,994
CENT Trust, Series 2023-CITY, Class A, (1-mo.
CME Term SOFR at 2.62% Floor + 2.62%),
7.95%, 09/15/38
(a) (b)
................ 40 40,400
Commercial Mortgage Trust, Series 2015-
CR22, Class A5, 3.31%, 03/10/48 ....... 200 195,219
CSAIL Commercial Mortgage Trust, Series
2016-C5, Class A5, 3.76%, 11/15/48 ..... 200 194,279
Grace Trust, Series 2020-GRCE, Class A,
2.35%, 12/10/40
(b)
................. 150 121,950
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(b)
Series 2021-NYAH, Class A, (1-mo. CME
Term SOFR at 0.76% Floor + 0.87%),
6.20%, 06/15/38
(a)
............... 100 98,500
Series 2022-OPO, Class A, 3.02%, 01/05/39 100 88,468
MAD Mortgage Trust, Series 2017-330M, Class
A, 3.08%, 08/15/34
(a) (b)
.............. 100 92,375
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C20, Class A4, 3.25%,
02/15/48 ....................... 180 176,359
MSWF Commercial Mortgage Trust, Series
2023-2, Class A5, 6.01%, 12/15/56
(a)
..... 35 37,443
Taubman Centers Commercial Mortgage
Trust, Series 2022-DPM, Class A, (1-mo.
CME Term SOFR at 2.19% Floor + 2.19%),
7.51%, 05/15/37
(a) (b)
................ 100 100,750
Wells Fargo Commercial Mortgage Trust, Series
2016-LC25, Class A4, 3.64%, 12/15/59 ... 50 47,796
1,573,620
Total Non-Agency Mortgage-Backed Securities — 6 .5%
(Cost: $ 3,162,439 ) ............................... 3,036,596
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Securities
Agency Obligations — 2.7%
Federal Farm Credit Bank Bonds
1.30% , 02/03/31 .................. USD 150 $ 120,561
1.68% , 09/17/35 .................. 220 160,054
2.17% , 10/29/29 .................. 80 71,025
2.25% , 08/15/29 .................. 150 133,922
Federal Home Loan Bank Bonds
0.60% , 12/30/26 .................. 120 107,094
2.06% , 09/27/29 .................. 150 132,693
2.18% , 11/06/29 .................. 100 88,047
Federal Home Loan Mortgage Corp.
0.65% , 05/28/26 .................. 120 109,829
4.20% , 08/28/25 .................. 150 148,398
Federal National Mortgage Association
0.74% , 08/25/27 .................. 120 105,608
0.81% , 09/25/28 .................. 120 102,271
1,279,502
Collateralized Mortgage Obligations — 0.2%
Federal National Mortgage Association , Series
2020-79 , 1.50% , 11/25/50 ............ 49 42,992
Government National Mortgage Association ,
Series 2020-127 , Class LP , 1.50% , 06/20/50 81 63,038
106,030
Mortgage-Backed Securities — 7.5%
Federal Home Loan Mortgage Corp. ,
2.50% , 10/01/31 .................. 136 126,926
Government National Mortgage Association
2.50% , 10/20/51 .................. 195 164,686
3.00% , 10/20/51 .................. 950 837,497
Uniform Mortgage-Backed Securities
2.50% , 02/01/35 - 11/01/51 ........... 451 404,472
3.00% , 11/01/51 .................. 246 216,279
3.50% , 11/01/51 .................. 914 839,931
4.50% , 04/25/54
(f)
................. 455 433,261
6.50% , 11/01/53 .................. 429 438,740
3,461,792
Total U.S. Government Sponsored Agency Securities — 10 .4%
(Cost: $ 5,253,946 ) ............................... 4,847,324
U.S. Treasury Obligations
U.S. Treasury Notes
3.88% , 01/15/26 .................. 350 344,996
4.00% , 02/15/26 - 01/15/27 ........... 1,510 1,491,702
4.63% , 03/15/26 - 11/15/26 ........... 3,545 3,551,278
3.75% , 04/15/26 .................. 1,560 1,533,066
3.63% , 05/15/26 .................. 555 543,987
4.50% , 07/15/26 .................. 900 898,664
4.38% , 08/15/26 - 12/15/26 ........... 1,585 1,580,334
4.13% , 02/15/27 .................. 1,170 1,160,128
4.25% , 03/15/27 .................. 790 786,359
Total U.S. Treasury Obligations — 25 .6%
(Cost: $ 11,944,512 ) ............................... 11,890,514
Total Long-Term Investments — 97.3%
(Cost: $ 46,094,761 ) ............................... 45,196,780

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Low Duration Bond Fund
Schedules of Investments
29
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Short-Term Securities
Commercial Paper — 0.5%
HSBC USA, Inc. , 6.55%
,
06/24/24
(g)
....... USD 250 $ 246,657
Total Commercial Paper — 0 .5%
(Cost: $ 246,412 ) ................................. 246,657
Shares
Shares
Money Market Funds — 3.5%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.19%
(h) (i)
.................. 1,622,948 1,622,948
Total Money Market Funds — 3 .5%
(Cost: $ 1,622,948 ) ............................... 1,622,948
Total Short-Term Securities — 4.0%
(Cost: $ 1,869,360 ) ............................... 1,869,605
Total Investments Before TBA Sale Commitments — 101 .3%
(Cost: $ 47,964,121 ) ............................... 47,066,385
Security
Par (000)
Pa r (000) Value
TBA Sale Commitments
Mortgage-Backed Securities — ( 0 .9 ) %
Uniform Mortgage-Backed Securities ,
4.50% , 04/25/54
(f)
................. USD (455) $ (433,261)
Total TBA Sale Commitments — ( 0 .9 ) %
(Proceeds: $ (436,125) ) ............................ (433,261)
Total Investments Net of TBA Sale Commitments — 100 .4%
(Cost: $ 47,527,996 ) ............................... 46,633,124
Liabilities in Excess of Other Assets — (0.4) % ............. (205,198)
Net Assets — 100.0% ...............................
$ 46,427,926
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Rounds to less than 1,000.
(e)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)
Represents or includes a TBA transaction.
(g)
Rates are discount rates or a range of discount rates as of period end.
(h)
Affiliate of the Fund.
(i)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
Shares
Held at
03/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 933,595 $ 689,353
(a)
$ — $ — $ — $ 1,622,948 1,622,948 $ 24,286 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Low Duration Bond Fund
30
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 2-Year Note .................................................... 81 06/28/24 $ 16,563 $ (12,966)
Short Contracts
Euro-Bobl ............................................................... 6 06/06/24 765 (2,323)
Euro-Bund .............................................................. 2 06/06/24 288 (3,220)
Euro-Schatz ............................................................. 2 06/06/24 228 (172)
U.S. Treasury 10-Year Note ................................................... 16 06/18/24 1,773 1,463
U.S. Treasury 10-Year Ultra Note ............................................... 10 06/18/24 1,146 (6,214)
U.S. Treasury Long Bond ..................................................... 5 06/18/24 602 (11,377)
U.S. Treasury Ultra Bond ..................................................... 2 06/18/24 258 (5,817)
U.S. Treasury 5-Year Note .................................................... 52 06/28/24 5,565 (6,581)
(34,241)
$ (47,207)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 942,740 EUR 862,000 BNP Paribas SA 06/20/24 $ 9,755
USD 106,859 EUR 98,000 JPMorgan Chase Bank NA 06/20/24 788
$ 10,543
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 41.V2 ..................... 5 .00 % Quarterly 12/20/28 USD 1,980 $ (148,245) $ (32,767) $ (115,478)
Markit CDX North American Investment Grade
Index Series 42.V1 ................ 1 .00 Quarterly 06/20/29 USD 990 (22,610) (21,477) (1,133)
$ (170,855) $ (54,244) $ (116,611)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.23% Annual 1-day TONAR Annual 11/24/25 JPY 158,506 $ (198) $ — $ (198)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day TONAR ........................................ Tokyo Overnight Average Rate 0 .07%

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Low Duration Bond Fund
Schedules of Investments
31
Derivative Financial Instruments Categorized by Risk Exposure
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ — $ (54,244) $ — $ (116,809)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 1,463 $ — $ 1,463
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 10,543 — — 10,543
$ — $ — $ — $ 10,543 $ 1,463 $ — $ 12,006
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 48,670 $ — $ 48,670
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 116,611 — — 198 — 116,809
$ — $ 116,611 $ — $ — $ 48,868 $ — $ 165,479
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ — $ — $ (22,862) $ — $ (22,862)
Forward foreign currency exchange contracts .... — — — (36,494) — — (36,494)
Options purchased
(a)
..................... — — — — (9,806) — (9,806)
Options written ........................ — — — — 5,540 — 5,540
Swaps .............................. — (21,880) — — (869) — (22,749)
$ — $ (21,880) $ — $ (36,494) $ (27,997) $ — $ (86,371)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ (137,775) $ — $ (137,775)
Forward foreign currency exchange contracts .... — — — (19,949) — — (19,949)
Options purchased
(b)
..................... — — — — 6,431 — 6,431
Options written ........................ — — — — (3,853) — (3,853)
Swaps .............................. — (138,481) — — (198) — (138,679)
$ — $ (138,481) $ — $ (19,949) $ (135,395) $ — $ (293,825)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Low Duration Bond Fund
32
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 16,209,309
Average notional value of contracts — short ................................................................................. $ 10,563,480
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 1,663,726
Options
Average value of option contracts purchased ................................................................................ $ —
(a)
Average value of option contracts written ................................................................................... $ —
(a)
Credit default swaps
Average notional value — buy protection ................................................................................... $ 2,721,100
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 1,085,615
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ — $ 869
Forward f oreign currency exchange contracts ................................................................. 10,543 —
Swaps — centrally cleared .............................................................................. — 9,260
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 10,543 $ 10,129
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
— (10,129)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 10,543 $ —
The following table presents the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(a)(b)
BNP Paribas SA ................................. $ 9,755 $ — $ — $ — $ 9,755
JPMorgan Chase Bank NA .......................... 788 — — — 788
$ 10,543 $ — $ — $ — $ 10,543
(a)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 7,833,132 $ — $ 7,833,132
Corporate Bonds ........................................ — 15,911,657 — 15,911,657
Foreign Agency Obligations ................................. — 1,677,557 — 1,677,557
Non-Agency Mortgage-Backed Securities ........................ — 3,036,596 — 3,036,596
U.S. Government Sponsored Agency Securities .................... — 4,847,324 — 4,847,324

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Low Duration Bond Fund
Schedules of Investments
33
See notes to financial statements.
Level 1 Level 2 Level 3 Total
U.S. Treasury Obligations ................................... $ — $ 11,890,514 $ — $ 11,890,514
Short-Term Securities
Commercial Paper ....................................... — 246,657 — 246,657
Money Market Funds ...................................... 1,622,948 — — 1,622,948
Liabilities
Investments
TBA Sale Commitments .................................... — (433,261) — (433,261)
$ 1,622,948 $ 45,010,176 $ — $ 46,633,124
Derivative Financial Instruments
(a)
Assets
Foreign currency exchange contracts ............................ $ — $ 10,543 $ — $ 10,543
Interest rate contracts ....................................... 1,463 — — 1,463
Liabilities
Credit contracts ........................................... — (116,611) — (116,611)
Interest rate contracts ....................................... (48,670) (198) — (48,868)
$ (47,207) $ (106,266) $ — $ (153,473)
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited)
March 31, 2024
BlackRock Sustainable Total Return Fund
34
(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 6.4%
(a)(b)
AGL Core CLO 4 Ltd., Series 2020-4A,
Class A1R, (3-mo. CME Term SOFR
at 1.07% Floor + 1.33%), 6.65%,
04/20/33 ................. USD 250 $ 250,055
Anchorage Capital CLO 8 Ltd., Series
2016-8A, Class BR2, (3-mo. CME
Term SOFR at 1.80% Floor +
2.06%), 7.38%, 10/27/34 ....... 250 249,002
Bridge Street CLO II Ltd., Series 2021-
1A, Class A1A, (3-mo. CME Term
SOFR at 1.23% Floor + 1.49%),
6.81%, 07/20/34 ............ 250 250,188
CIFC Funding Ltd., Series 2020-3A,
Class A1R, (3-mo. CME Term SOFR
at 1.39% Floor + 1.39%), 6.71%,
10/20/34 ................. 250 250,134
Gilbert Park CLO Ltd., Series 2017-1A,
Class A, (3-mo. CME Term SOFR
at 1.19% Floor + 1.45%), 6.77%,
10/15/30 ................. 168 167,832
Madison Park Funding XIX Ltd., Series
2015-19A, Class AR3, (3-mo.
CME Term SOFR at 1.60% Floor +
1.60%), 6.92%, 01/22/37 ....... 250 250,795
Neuberger Berman Loan Advisers CLO
35 Ltd., Series 2019-35A, Class CR,
(3-mo. CME Term SOFR at 2.30%
Floor + 2.30%), 7.64%, 01/19/33 . 250 252,366
Palmer Square CLO Ltd., Series 2021-
3A, Class A1, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%),
6.73%, 01/15/35 ............ 250 250,575
Pikes Peak CLO 8, Series 2021-8A,
Class B, (3-mo. CME Term SOFR
at 1.75% Floor + 2.01%), 7.33%,
07/20/34 ................. 250 249,824
TCW CLO AMR Ltd., Series 2019-1A,
Class ASNR, (3-mo. CME Term
SOFR at 1.22% Floor + 1.48%),
6.81%, 08/16/34 ............ 250 249,397
Trimaran CAVU Ltd., Series 2021-2A,
Class D1, (3-mo. CME Term SOFR
at 3.25% Floor + 3.51%), 8.84%,
10/25/34 ................. 250 247,078
2,667,246
Ireland — 0.3%
Prodigy Finance DAC, Series 2021-1A,
Class A, (1-mo. CME Term SOFR +
1.36%), 6.69%, 07/25/51
(a) (b)
.... 118 117,388
United States — 5.2%
Arbor Realty Commercial Real Estate
Notes Ltd., Series 2021-FL1,
Class A, (1-mo. CME Term SOFR
at 0.97% Floor + 1.08%), 6.41%,
12/15/35
(a) (b)
............... 58 57,632
Diameter Capital CLO 1 Ltd., Series
2021-1A, Class A1A, (3-mo. CME
Term SOFR at 1.50% Floor +
1.50%), 6.82%, 07/15/36
(a) (b)
.... 250 250,150
Home Partners of America Trust, Series
2021-2, Class F, 3.80%, 12/17/26
(a)
481 429,803
Security
Par (000)
Par (000) Value
United States (continued)
Legacy Mortgage Asset Trust, Series
2019-SL2, Class M, 4.25%,
02/25/59
(a) (b)
............... USD 215 $ 171,336
Lendmark Funding Trust, Series 2022-
1A, Class A, 5.12%, 07/20/32
(a)
.. 100 98,836
Long Beach Mortgage Loan Trust,
Series 2006-2, Class 1A, (1-mo.
CME Term SOFR at 0.18% Floor +
0.47%), 5.80%, 03/25/46
(b)
..... 125 97,115
MF1 LLC, Series 2023-FL12, Class A,
(1-mo. CME Term SOFR at 2.07%
Floor + 2.07%), 7.39%, 10/19/38
(a) (b)
100 99,713
Mosaic Solar Loans LLC, Series 2017-
2A, Class C, 2.00%, 06/22/43
(a)
.. 9 8,849
Navient Private Education Loan Trust,
Series 2015-AA, Class A3, (1-mo.
CME Term SOFR at 1.70% Floor +
1.81%), 7.14%, 11/15/30
(a) (b)
.... 66 66,298
PRET LLC, Series 2021-NPL6, Class
A1, 2.49%, 07/25/51
(a) (c)
....... 183 176,607
Progress Residential Trust, Series
2021-SFR10, Class F, 4.61%,
12/17/40
(a)
................ 493 435,188
Ready Capital Mortgage Financing
LLC, Series 2023-FL11, Class A,
(1-mo. CME Term SOFR at 2.37%
Floor + 2.37%), 7.70%, 10/25/39
(a) (b)
46 45,857
Redwood Funding Trust, Series 2023-1,
Class A, 7.50%, 07/25/59
(a) (c)
.... 95 94,810
Regional Management Issuance Trust
(a)
Series 2020-1, Class A, 2.34%,
10/15/30 ............... 50 49,078
Series 2021-1, Class A, 1.68%,
03/17/31 ............... 92 88,889
2,170,161
Total Asset-Backed Securities — 11.9%
(Cost: $ 5,054,407 ) .............................. 4,954,795
Corporate Bonds
Belgium — 0.2%
KBC Group NV , (3-mo. EURIBOR +
0.72%), 0.38%
,
06/16/27
(b) (d)
.... EUR 100 100,677
Canada — 0.2%
Algonquin Power & Utilities Corp. ,
5.37%
,
06/15/26
(c)
........... USD 30 29,838
Rogers Communications, Inc. , 5.30%
,
02/15/34 ................. 51 50,545
80,383
China — 0.1%
NXP BV
5.55% , 12/01/28 ............ 32 32,473
3.40% , 05/01/30 ............ 5 4,533
37,006
France — 1.8%
(d)
Banque Federative du Credit Mutuel SA
0.10% , 10/08/27 ............ EUR 100 96,518
4.13% , 09/18/30 ............ 200 225,041
BNP Paribas SA
(b)
(3-mo. EURIBOR + 0.80%), 0.38% ,
10/14/27 ............... 100 99,513

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Total Return Fund
Schedules of Investments
35
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
(3-mo. EURIBOR + 1.60%), 4.75% ,
11/13/32 ............... EUR 100 $ 114,402
Elis SA , 3.75%
,
03/21/30 ........ 100 107,379
Engie SA , 1.75%
,
03/27/28 ....... 100 101,497
744,350
Germany — 1.2%
Deutsche Bank AG , 5.37%
,
09/09/27 USD 150 150,776
E.ON SE , 1.00%
,
10/07/25
(d)
...... EUR 100 104,123
Eurogrid GmbH , 3.92%
,
02/01/34
(d)
.. 100 109,943
Sartorius Finance BV , 4.50%
,
09/14/32
(d)
................ 100 113,614
478,456
Italy — 0.5%
(d)
Iren SpA , 1.95%
,
09/19/25 ....... 100 105,107
Snam SpA , 3.38%
,
02/19/28 ...... 100 107,882
212,989
South Africa — 0.5%
Anglo American Capital plc , 2.63%
,
09/10/30
(a)
................ USD 258 218,574
Spain — 0.5%
(b)(d)
Banco de Sabadell SA , (1-Year EUR
Swap Annual + 1.60%), 4.00%
,
01/15/30 ................. EUR 100 109,324
CaixaBank SA , (3-mo. EURIBOR +
0.85%), 0.38%
,
11/18/26 ....... 100 102,037
211,361
Switzerland — 2.4%
Credit Suisse AG
4.75% , 08/09/24 ............ USD 250 249,087
0.45% , 05/19/25
(d)
........... EUR 100 104,174
UBS AG , 0.01%
,
06/29/26
(d)
....... 200 200,482
UBS Group AG
(b)
(1-Year EURIBOR ICE Swap Rate
+ 4.95%), 7.75% , 03/01/29
(d)
.. 100 123,006
(1-day SOFR + 5.02%), 9.02% ,
11/15/33
(a)
.............. USD 250 303,337
980,086
United Kingdom — 0.5%
National Grid plc , 0.25%
,
09/01/28
(d)
. EUR 100 93,831
RELX Capital, Inc. , 3.00%
,
05/22/30 . USD 18 16,155
SSE plc , 0.88%
,
09/06/25
(d)
....... EUR 100 103,791
213,777
United States — 25.0%
AbbVie, Inc.
5.05% , 03/15/34 ............ USD 23 23,285
4.55% , 03/15/35 ............ 59 57,026
4.70% , 05/14/45 ............ 69 64,522
5.40% , 03/15/54 ............ 5 5,146
AEP Texas, Inc.
3.95% , 06/01/28 ............ 64 61,066
5.25% , 05/15/52 ............ 22 20,652
Agilent Technologies, Inc. , 3.05%
,
09/22/26 ................. 37 35,245
American International Group, Inc. ,
4.75%
,
04/01/48 ............ 8 7,393
American Tower Corp. , 3.80%
,
08/15/29 ................. 355 331,308
Amgen, Inc.
4.05% , 08/18/29 ............ 177 170,129
5.25% , 03/02/30 ............ 40 40,608
Security
Par (000)
Par (000) Value
United States (continued)
4.40% , 02/22/62 ............ USD 30 $ 24,716
5.75% , 03/02/63 ............ 59 60,177
Aon Corp.
2.80% , 05/15/30 ............ 34 29,949
2.05% , 08/23/31 ............ 5 4,079
Aon North America, Inc. , 5.75%
,
03/01/54 ................. 14 14,353
AT&T, Inc.
2.75% , 06/01/31 ............ 28 24,118
2.25% , 02/01/32 ............ 16 13,004
5.40% , 02/15/34 ............ 67 67,879
5.25% , 03/01/37 ............ 17 16,713
4.75% , 05/15/46 ............ 59 52,837
4.50% , 03/09/48 ............ 51 43,379
3.50% , 09/15/53 ............ 20 14,110
3.65% , 09/15/59 ............ 73 50,824
Atmos Energy Corp.
2.85% , 02/15/52 ............ 10 6,482
6.20% , 11/15/53 ............ 4 4,506
Autodesk, Inc. , 2.85%
,
01/15/30 .... 19 16,977
Baltimore Gas & Electric Co.
3.50% , 08/15/46 ............ 74 55,257
5.40% , 06/01/53 ............ 27 26,853
Bank of America Corp.
(b)
(1-day SOFR + 1.99%), 6.20% ,
11/10/28 ............... 50 51,723
(1-day SOFR + 1.57%), 5.82% ,
09/15/29 ............... 217 222,498
(3-mo. CME Term SOFR + 1.25%),
2.50% , 02/13/31 .......... 38 32,735
Series N , (1-day SOFR + 1.22%),
2.65% , 03/11/32 .......... 79 66,754
(1-day SOFR + 1.33%), 2.97% ,
02/04/33 ............... 21 17,859
(1-day SOFR + 1.84%), 5.87% ,
09/15/34 ............... 101 104,754
(1-day SOFR + 1.65%), 5.47% ,
01/23/35 ............... 50 50,326
Becton Dickinson & Co. , 4.67%
,
06/06/47 ................. 12 10,753
Berry Global, Inc. , 1.65%
,
01/15/27 .. 44 39,943
Bristol-Myers Squibb Co.
5.10% , 02/22/31 ............ 15 15,145
6.25% , 11/15/53 ............ 11 12,391
Broadcom, Inc.
4.30% , 11/15/32 ............ 30 28,188
2.60% , 02/15/33
(a)
........... 56 45,481
3.42% , 04/15/33
(a)
........... 61 52,881
3.14% , 11/15/35
(a)
........... 32 25,853
Burlington Northern Santa Fe LLC
5.40% , 06/01/41 ............ 19 19,336
3.30% , 09/15/51 ............ 33 23,727
Cameron LNG LLC , 3.30%
,
01/15/35
(a)
199 165,590
CenterPoint Energy Houston Electric
LLC
Series AE , 2.35% , 04/01/31 .... 10 8,474
Series AF , 3.35% , 04/01/51 .... 9 6,524
Charter Communications Operating
LLC
5.13% , 07/01/49 ............ 8 6,199
4.80% , 03/01/50 ............ 108 79,943
3.90% , 06/01/52 ............ 62 39,430
Cisco Systems, Inc. , 4.95%
,
02/26/31 40 40,353

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Total Return Fund
36
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Citigroup, Inc.
(b)
(1-day SOFR + 1.28%), 3.07% ,
02/24/28 ............... USD 17 $ 15,991
(3-mo. CME Term SOFR + 1.41%),
3.52% , 10/27/28 .......... 29 27,345
(1-day SOFR + 1.18%), 2.52% ,
11/03/32 ............... 44 36,083
(1-day SOFR + 1.35%), 3.06% ,
01/25/33 ............... 5 4,251
(1-day SOFR + 2.09%), 4.91% ,
05/24/33 ............... 35 33,742
(1-day SOFR + 2.34%), 6.27% ,
11/17/33 ............... 36 38,022
CNH Industrial Capital LLC , 3.95%
,
05/23/25 ................. 350 343,729
Comcast Corp.
4.65% , 02/15/33 ............ 34 33,366
3.75% , 04/01/40 ............ 5 4,156
2.89% , 11/01/51 ............ 18 11,684
2.94% , 11/01/56 ............ 37 23,295
2.99% , 11/01/63 ............ 48 29,479
5.50% , 05/15/64 ............ 25 25,032
Consolidated Edison Co. of New York,
Inc. , Series 07-A , 6.30%
,
08/15/37 17 18,365
Crown Castle, Inc. , 3.10%
,
11/15/29 . 304 271,296
CVS Health Corp.
4.78% , 03/25/38 ............ 40 36,939
5.05% , 03/25/48 ............ 12 10,898
Dell International LLC , 4.90%
,
10/01/26 78 77,519
Edison International
5.75% , 06/15/27 ............ 34 34,448
5.25% , 11/15/28 ............ 27 26,905
6.95% , 11/15/29 ............ 46 49,281
Elevance Health, Inc. , 4.55%
,
03/01/48 29 25,492
Equinix, Inc.
3.20% , 11/18/29 ............ 128 114,589
2.15% , 07/15/30 ............ 6 4,973
Eversource Energy , 5.45%
,
03/01/28 35 35,432
Extra Space Storage LP , 5.50%
,
07/01/30 ................. 10 10,102
FactSet Research Systems, Inc. ,
3.45%
,
03/01/32 ............ 69 60,922
FirstEnergy Transmission LLC , 4.55%
,
04/01/49
(a)
................ 36 30,462
Gilead Sciences, Inc.
1.65% , 10/01/30 ............ 40 32,950
4.00% , 09/01/36 ............ 38 34,089
2.60% , 10/01/40 ............ 25 17,643
4.80% , 04/01/44 ............ 49 45,616
Global Payments, Inc. , 5.30%
,
08/15/29 ................. 36 35,828
Goldman Sachs Group, Inc. (The)
(b)
(1-day SOFR + 1.11%), 2.64% ,
02/24/28 ............... 4 3,726
(1-day SOFR + 1.85%), 3.62% ,
03/15/28 ............... 4 3,826
(1-day SOFR + 1.73%), 4.48% ,
08/23/28 ............... 25 24,441
(3-mo. CME Term SOFR + 1.42%),
3.81% , 04/23/29 .......... 103 97,641
(1-day SOFR + 1.77%), 6.48% ,
10/24/29 ............... 18 18,938
(1-day SOFR + 1.25%), 2.38% ,
07/21/32 ............... 56 45,940
Security
Par (000)
Par (000) Value
United States (continued)
(1-day SOFR + 1.26%), 2.65% ,
10/21/32 ............... USD 108 $ 89,858
(1-day SOFR + 1.95%), 6.56% ,
10/24/34 ............... 70 76,370
Hartford Financial Services Group, Inc.
(The) , 2.90%
,
09/15/51 ........ 7 4,574
HCA, Inc.
5.38% , 09/01/26 ............ 4 3,999
3.50% , 09/01/30 ............ 184 166,402
5.50% , 06/15/47 ............ 22 20,914
Hewlett Packard Enterprise Co.
5.90% , 10/01/24 ............ 130 130,194
5.25% , 07/01/28 ............ 5 5,042
Humana, Inc. , 5.50%
,
03/15/53 .... 10 9,730
Intel Corp.
5.15% , 02/21/34 ............ 25 25,057
4.75% , 03/25/50 ............ 6 5,435
Invitation Homes Operating Partnership
LP
5.45% , 08/15/30 ............ 15 15,045
4.15% , 04/15/32 ............ 20 18,304
JPMorgan Chase & Co.
(b)
(1-day SOFR + 1.33%), 6.07% ,
10/22/27 ............... 53 54,077
(3-mo. CME Term SOFR + 1.52%),
4.20% , 07/23/29 .......... 4 3,856
(1-day SOFR + 1.57%), 6.09% ,
10/23/29 ............... 14 14,555
(1-day SOFR + 1.31%), 5.01% ,
01/23/30 ............... 24 23,902
(3-mo. CME Term SOFR + 1.51%),
2.74% , 10/15/30 .......... 33 29,224
(3-mo. CME Term SOFR + 3.79%),
4.49% , 03/24/31 .......... 56 54,141
(3-mo. EURIBOR + 1.28%), 4.46% ,
11/13/31
(d)
.............. EUR 100 114,035
(1-day SOFR + 1.81%), 6.25% ,
10/23/34 ............... USD 44 47,009
(1-day SOFR + 1.62%), 5.34% ,
01/23/35 ............... 15 15,059
Juniper Networks, Inc. , 3.75%
,
08/15/29 ................. 16 14,895
KeyCorp , (SOFR Index + 2.42%),
6.40%
,
03/06/35
(b)
........... 5 5,106
KLA Corp. , 3.30%
,
03/01/50 ...... 48 35,233
Lowe's Cos., Inc.
2.63% , 04/01/31 ............ 32 27,536
2.80% , 09/15/41 ............ 72 51,176
Marriott International, Inc. , 5.30%
,
05/15/34 ................. 62 61,322
Marsh & McLennan Cos., Inc. , 5.45%
,
03/15/53 ................. 11 11,072
Meta Platforms, Inc.
4.65% , 08/15/62 ............ 13 11,673
5.75% , 05/15/63 ............ 38 40,737
MidAmerican Energy Co. , 5.85%
,
09/15/54 ................. 50 53,349
Moody's Corp. , 3.25%
,
01/15/28 .... 39 37,080
Morgan Stanley
(b)
(1-day SOFR + 0.88%), 1.59% ,
05/04/27 ............... 44 40,700
(1-day SOFR + 2.24%), 6.30% ,
10/18/28 ............... 21 21,725
(1-day SOFR + 1.63%), 5.45% ,
07/20/29 ............... 228 229,999

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Total Return Fund
Schedules of Investments
37
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
(1-day SOFR + 1.83%), 6.41% ,
11/01/29 ............... USD 159 $ 166,721
(1-day SOFR + 1.14%), 2.70% ,
01/22/31 ............... 66 57,663
(1-day SOFR + 3.12%), 3.62% ,
04/01/31 ............... 192 176,088
(1-day SOFR + 1.73%), 5.47% ,
01/18/35 ............... 10 10,089
Motorola Solutions, Inc. , 5.60%
,
06/01/32 ................. 105 106,432
Nasdaq, Inc.
5.55% , 02/15/34 ............ 55 55,928
6.10% , 06/28/63 ............ 9 9,596
National Grid North America, Inc. ,
4.67%
,
09/12/33
(d)
........... EUR 100 114,584
Newmont Corp. , 2.80%
,
10/01/29 ... USD 21 18,841
NNN REIT, Inc.
3.50% , 04/15/51 ............ 6 4,343
3.00% , 04/15/52 ............ 13 8,367
Norfolk Southern Corp.
4.15% , 02/28/48 ............ 33 27,380
5.35% , 08/01/54 ............ 4 3,971
Northern States Power Co.
4.50% , 06/01/52 ............ 10 8,783
5.40% , 03/15/54 ............ 4 4,028
Ohio Power Co.
Series P , 2.60% , 04/01/30 ..... 5 4,352
Series Q , 1.63% , 01/15/31 ..... 58 46,267
5.00% , 06/01/33 ............ 35 34,343
Series R , 2.90% , 10/01/51 ..... 61 39,165
Omnicom Group, Inc.
3.60% , 04/15/26 ............ 82 79,644
2.60% , 08/01/31 ............ 5 4,235
ONE Gas, Inc. , 5.10%
,
04/01/29 .... 4 4,026
Oracle Corp.
3.60% , 04/01/40 ............ 122 96,169
4.00% , 07/15/46 ............ 41 32,298
4.00% , 11/15/47 ............ 4 3,123
3.60% , 04/01/50 ............ 10 7,225
5.55% , 02/06/53 ............ 16 15,652
4.38% , 05/15/55 ............ 5 4,024
Otis Worldwide Corp. , 5.25%
,
08/16/28 49 49,637
Owens Corning , 3.95%
,
08/15/29 ... 9 8,509
Pacific Gas & Electric Co.
4.95% , 07/01/50 ............ 45 38,708
3.50% , 08/01/50 ............ 89 60,810
Paramount Global
5.85% , 09/01/43 ............ 9 7,292
5.25% , 04/01/44 ............ 5 3,718
4.90% , 08/15/44 ............ 3 2,145
4.60% , 01/15/45 ............ 2 1,378
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.00%), 6.38% , 03/30/62
(b)
... 3 2,772
PECO Energy Co.
3.90% , 03/01/48 ............ 34 27,557
2.80% , 06/15/50 ............ 6 3,924
2.85% , 09/15/51 ............ 29 18,721
4.60% , 05/15/52 ............ 26 23,422
4.38% , 08/15/52 ............ 5 4,341
Pfizer Investment Enterprises Pte. Ltd.
4.75% , 05/19/33 ............ 38 37,414
5.30% , 05/19/53 ............ 46 45,735
Piedmont Natural Gas Co., Inc. , 2.50%
,
03/15/31 ................. 11 9,277
Security
Par (000)
Par (000) Value
United States (continued)
Prologis LP , 4.38%
,
09/15/48 ...... USD 12 $ 10,469
Public Service Co. of New Hampshire ,
5.15%
,
01/15/53 ............ 32 31,292
Public Service Electric & Gas Co.
3.70% , 05/01/28 ............ 63 60,492
5.45% , 08/01/53 ............ 56 57,523
5.45% , 03/01/54 ............ 16 16,498
Realty Income Corp. , 3.10%
,
12/15/29 9 8,170
Republic Services, Inc. , 3.95%
,
05/15/28 ................. 52 50,283
RPM International, Inc. , 2.95%
,
01/15/32 ................. 25 21,159
Ryder System, Inc. , 4.30%
,
06/15/27 4 3,897
San Diego Gas & Electric Co. , 5.35%
,
04/01/53 ................. 45 44,322
Santander Holdings USA, Inc. , (1-day
SOFR + 2.50%), 6.17%
,
01/09/30
(b)
10 10,090
Solventum Corp.
(a)
5.45% , 02/25/27 ............ 119 119,411
6.00% , 05/15/64 ............ 12 11,895
Southern California Edison Co.
5.30% , 03/01/28 ............ 23 23,256
5.65% , 10/01/28 ............ 10 10,287
Series A , 4.20% , 03/01/29 ..... 14 13,496
2.85% , 08/01/29 ............ 52 46,827
2.25% , 06/01/30 ............ 82 69,680
5.95% , 11/01/32 ............ 112 117,449
Spire Missouri, Inc. , 3.30%
,
06/01/51 6 4,173
Sprint LLC
7.13% , 06/15/24 ............ 96 96,164
7.63% , 02/15/25 ............ 561 567,631
7.63% , 03/01/26 ............ 193 199,396
Texas Instruments, Inc.
4.15% , 05/15/48 ............ 5 4,305
5.00% , 03/14/53 ............ 12 11,773
Thermo Fisher Scientific, Inc. , 4.95%
,
11/21/32 .................. 101 101,435
T-Mobile USA, Inc.
4.75% , 02/01/28 ............ 576 568,356
3.88% , 04/15/30 ............ 11 10,305
3.50% , 04/15/31 ............ 15 13,546
5.20% , 01/15/33 ............ 41 41,046
Union Electric Co. , 2.63%
,
03/15/51 . 15 9,227
Union Pacific Corp.
3.84% , 03/20/60 ............ 20 15,356
3.55% , 05/20/61 ............ 40 28,708
3.80% , 04/06/71 ............ 8 5,941
UnitedHealth Group, Inc.
4.25% , 04/15/47 ............ 51 43,981
6.05% , 02/15/63 ............ 16 17,594
Verizon Communications, Inc.
4.02% , 12/03/29 ............ 52 49,614
2.55% , 03/21/31 ............ 50 42,716
2.36% , 03/15/32 ............ 241 198,053
5.25% , 03/16/37 ............ 31 31,341
2.65% , 11/20/40 ............ 6 4,228
3.70% , 03/22/61 ............ 16 11,699
Waste Management, Inc.
4.15% , 04/15/32 ............ 27 25,790
4.88% , 02/15/34 ............ 11 10,925
Wells Fargo & Co.
(b)
(1-day SOFR + 1.74%), 5.57% ,
07/25/29 ............... 34 34,403

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Total Return Fund
38
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
(1-day SOFR + 1.79%), 6.30% ,
10/23/29 ............... USD 4 $ 4,166
(1-day SOFR + 1.50%), 5.20% ,
01/23/30 ............... 27 26,943
(1-day SOFR + 2.02%), 5.39% ,
04/24/34 ............... 51 50,683
(1-day SOFR + 1.99%), 5.56% ,
07/25/34 ............... 111 111,429
(1-day SOFR + 2.06%), 6.49% ,
10/23/34 ............... 4 4,290
10,432,684
Total Corporate Bonds — 32.9%
(Cost: $ 13,910,848 ) .............................. 13,710,343
Foreign Agency Obligations
France — 0.3%
Electricite de France SA , 3.75%
,
06/05/27
(d)
................ EUR 100 108,431
Italy — 0.2%
ACEA SpA , 0.00%
,
09/28/25
(d)
..... 100 101,834
Supranational — 0.4%
European Union , 2.50%
,
10/04/52
(d)
. 170 158,015
Total Foreign Agency Obligations — 0.9%
(Cost: $ 356,004 ) ................................ 368,280
Foreign Government Obligations
Belgium — 0.4%
Kingdom of Belgium , 3.30%
,
06/22/54
(a) (d)
............... 139 148,607
France — 0.3%
French Republic , 3.00%
,
05/25/54
(a) (d)
141 143,936
Mexico — 0.8%
United Mexican States
8.50% , 03/01/29 ............ MXN 10 58,225
8.50% , 05/31/29 ............ 20 116,620
2.66% , 05/24/31 ............ USD 200 166,800
341,645
Panama — 0.4%
Republic of Panama , 3.88%
,
03/17/28 200 182,250
Peru — 0.1%
Republic of Peru , 3.55%
,
03/10/51 .. 35 25,217
Uruguay — 0.1%
Oriental Republic of Uruguay , 5.10%
,
06/18/50 ................. 25 24,180
Total Foreign Government Obligations — 2.1%
(Cost: $ 932,975 ) ................................ 865,835
Security
Par (000)
Pa r (000) Value
Municipal Bonds
California - 0 .4%
Bay Area Toll Authority , Series 2010S-1 ,
RB , 7.04% , 04/01/50 ......... USD 20 $ 24,002
Los Angeles Community College
District , Series 2010E , GO ,
6.60% , 08/01/42 ............ 5 5,645
Los Angeles Unified School
District , Series 2010RY , GO ,
6.76% , 07/01/34 ............ 20 22,026
State of California , Series 2018 , GO ,
4.60% , 04/01/38 ............ 70 67,617
University of California , Series 2012AD ,
RB , 4.86% , 05/15/2112 ........ 15 13,912
133,202
Illinois - 0 .1%
State of Illinois , Series 2003 , GO ,
5.10% , 06/01/33 ............ 40 39,664
New Jersey - 0 .0%
New Jersey Turnpike Authority , Series
2009F , RB , 7.41% , 01/01/40 .... 8 9,620
New York - 0 .1%
Metropolitan Transportation Authority
Series 2009A-1 , RB ,
5.87% , 11/15/39 .......... 10 10,272
Series 2010A , RB , 6.67% , 11/15/39 10 11,007
New York City Municipal Water Finance
Authority , Series 2010EE , RB ,
6.01% , 06/15/42 ............ 5 5,365
Port Authority of New York & New
Jersey , Series 2011-168 , RB ,
4.93% , 10/01/51 ............ 15 14,739
41,383
Ohio - 0 .0%
American Municipal Power, Inc. , Series
2010A , RB , 8.08% , 02/15/50 .... 10 13,380
Texas - 0 .0%
City of San Antonio Electric & Gas
Systems , Series 2010A , RB ,
5.81% , 02/01/41 ............ 10 10,535
State of Texas , Series 2009A , GO ,
5.52% , 04/01/39 ............ 15 15,512
26,047
Total Municipal Bonds — 0.6%
(Cost: $ 324,115 ) ................................ 263,296
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1 .1%
United States — 1.1%
Alternative Loan Trust
(b)
Series 2006-OA6, Class 1A1A, (1-
mo. CME Term SOFR at 0.42%
Floor + 0.53%), 5.86%, 07/25/46 16 14,213
Series 2006-OC10, Class 2A3, (1-
mo. CME Term SOFR at 0.46%
Floor + 0.57%), 5.90%, 11/25/36 189 152,047
Impac Secured Assets Trust, Series
2006-2, Class 1A2B, (1-mo. CME
Term SOFR at 0.17% Floor and
11.50% Cap + 0.45%), 5.78%,
08/25/36
(b)
................ 98 97,827

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Total Return Fund
Schedules of Investments
39
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
RFMSI Trust, Series 2007-SA4, Class
3A1, 5.42%, 10/25/37
(b)
........ USD 130 $ 77,830
TVC Mortgage Trust, Series 2023-
RTL1, Class A1, 8.25%, 11/25/27
(a) (c)
100 100,065
441,982
Commercial Mortgage-Backed Securities — 3 .9%
Cayman Islands — 0.3%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10,
Class G, (1-mo. CME Term SOFR
at 4.25% Floor + 4.22%), 9.55%,
12/15/34
(a) (b)
............... 125 117,251
United States — 3.6%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class A1A2,
3.90%, 08/10/35
(a)
........... 250 240,853
BANK, Series 2022-BNK41, Class A4,
3.79%, 04/15/65
(b)
........... 80 73,409
Beast Mortgage Trust, Series 2021-
SSCP, Class A, (1-mo. CME Term
SOFR at 0.75% Floor + 0.86%),
6.19%, 04/15/36
(a) (b)
.......... 29 28,708
BX Commercial Mortgage Trust
(a)(b)
Series 2020-VKNG, Class A, (1-mo.
CME Term SOFR at 0.93% Floor
+ 1.04%), 6.37%, 10/15/37 ... 111 110,913
Series 2022-LP2, Class A, (1-mo.
CME Term SOFR at 1.01% Floor
+ 1.01%), 6.34%, 02/15/39 ... 48 48,064
BX Trust, Series 2022-IND, Class A,
(1-mo. CME Term SOFR at 1.49%
Floor + 1.49%), 6.82%, 04/15/37
(a) (b)
46 45,988
Commercial Mortgage Trust, Series
2013-300P, Class D, 4.39%,
08/10/30
(a) (b)
............... 25 20,318
Credit Suisse Mortgage Capital
Certificates, Series 2019-ICE4,
Class A, (1-mo. CME Term SOFR
at 0.98% Floor + 1.03%), 6.35%,
05/15/36
(a) (b)
............... 60 59,851
Grace Trust, Series 2020-GRCE, Class
D, 2.68%, 12/10/40
(a) (b)
........ 250 189,758
J.P. Morgan Chase Commercial
Mortgage Securities Trust
(a)(b)
Series 2021-MHC, Class D, (1-mo.
CME Term SOFR at 1.70% Floor
+ 1.81%), 7.14%, 04/15/38 ... 250 248,281
Series 2022-OPO, Class D, 3.45%,
01/05/39 ............... 80 57,636
Morgan Stanley Capital I Trust, Series
2017-ASHF, Class G, (1-mo. CME
Term SOFR at 6.90% Floor +
7.20%), 12.52%, 11/15/34
(a) (b)
.... 20 18,580
SUMIT Mortgage Trust, Series 2022-
BVUE, Class D, 2.89%, 02/12/41
(a) (b)
40 27,400
Velocity Commercial Capital Loan
Trust, Series 2021-4, Class M4,
4.48%, 12/26/51
(a) (b)
.......... 452 338,452
Wells Fargo Commercial Mortgage
Trust, Series 2015-C26, Class AS,
3.58%, 02/15/48 ............ 20 19,452
1,527,663
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities — 0 .0%
United States — 0.0%
BMO Mortgage Trust, Series 2023-C5,
Class XA, 0.73%, 06/15/56
(b)
.... USD 199 $ 10,204
Total Non-Agency Mortgage-Backed Securities — 5.0%
(Cost: $ 2,308,207 ) .............................. 2,097,100
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp.
Variable Rate Notes , Series 2018-
W5FX , Class CFX , (1-mo. LIBOR
USD + 0.00%), 3.54% , 04/25/28
(a) (b)
50 42,891
Interest Only Collateralized Mortgage Obligations — 0.3%
Federal Home Loan Mortgage
Corp. , Series 389 , Class C45 ,
3.00% , 10/15/52 ............ 246 40,517
Federal National Mortgage Association
Series 428 , Class C16 ,
3.00% , 03/25/50 ........ 91 15,476
Series 437 , Class C11 ,
3.00% , 07/25/52 ........ 96 16,252
Government National Mortgage
Association
Series 2021-58 , Class IY ,
3.00% , 02/20/51 ........ 68 10,816
Series 2021-78 , Class IP ,
3.00% , 05/20/51 ........ 72 11,372
Series 2021-97 , Class LI ,
3.00% , 08/20/50 ........ 61 9,705
Series 2022-78 , Class D ,
3.00% , 08/20/51 ........ 150 23,484
Series 2022-85 , Class IK ,
3.00% , 05/20/51 ........ 79 12,477
140,099
Mortgage-Backed Securities — 51.7%
Federal National Mortgage Association ,
3.00% , 12/01/50 ............ 625 550,154
Government National Mortgage
Association
2.00% , 08/20/50 - 11/20/50 ... 104 84,983
2.50% , 10/20/51 - 12/20/51 ... 87 74,326
3.00% , 03/20/52 .......... 276 243,555
3.50% , 03/20/52 .......... 59 54,127
4.00% , 03/20/52 .......... 14 12,941
2.00% , 04/15/54
(e)
......... 452 369,993
2.50% , 04/15/54
(e)
......... 482 410,479
3.00% , 04/15/54
(e)
......... 142 124,947
3.50% , 04/15/54
(e)
......... 2,092 1,903,191
4.00% , 04/15/54
(e)
......... 197 183,863
5.00% , 04/15/54
(e)
......... 156 153,310
6.00% , 04/15/54
(e)
......... 103 103,900
6.50% , 04/15/54
(e)
......... 89 90,484
Uniform Mortgage-Backed Securities
1.50% , 04/25/39 - 04/25/54
(e)
.. 631 509,378
2.00% , 04/25/39
(e)
......... 471 417,328
2.50% , 04/25/39
(e)
......... 188 171,037
3.00% , 04/25/39 - 04/25/54
(e)
.. 261 232,263
3.50% , 04/25/39 - 04/25/54
(e)
.. 709 636,747
4.00% , 04/25/39 - 04/25/54
(e)
.. 207 192,489
4.50% , 04/25/39 - 04/25/54
(e)
.. 1,071 1,020,992
4.00% , 04/01/47 - 06/01/52 ... 1,353 1,264,293
4.50% , 06/01/50 .......... 199 192,665
2.00% , 10/01/51 - 11/01/51 ... 2,634 2,090,626
2.50% , 11/01/51 - 12/01/51 ... 2,898 2,410,211

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Total Return Fund
40
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
3.00% , 11/01/51 .......... USD 246 $ 216,279
3.50% , 11/01/51 .......... 914 839,931
5.00% , 04/01/53 .......... 123 120,464
5.50% , 09/01/53 .......... 294 292,386
6.00% , 09/01/53 - 01/01/54 ... 354 357,666
6.50% , 10/01/53 - 01/01/54 ... 341 349,657
7.00% , 12/01/53 - 01/01/54 ... 152 156,778
7.50% , 12/01/53 - 01/01/54 ... 20 21,042
5.00% , 04/25/54
(e)
......... 1,300 1,268,643
5.50% , 04/25/54
(e)
......... 2,117 2,106,372
6.50% , 04/25/54
(e)
......... 897 915,983
7.00% , 04/25/54 - 05/25/54
(e)
.. 1,356 1,396,748
21,540,231
Total U.S. Government Sponsored Agency Securities
—
52 .1%
(Cost: $ 22,889,243 ) .............................. 21,723,221
U.S. Treasury Obligations
U.S. Treasury Bonds
4.50% , 08/15/39 ............ 142 145,899
1.13% , 05/15/40 - 08/15/40 ..... 280 174,136
4.38% , 05/15/40 - 05/15/41 ..... 92 92,003
1.38% , 11/15/40 ............ 140 90,027
4.25% , 11/15/40 - 02/15/54 ..... 156 153,773
4.75% , 02/15/41 - 11/15/53 ..... 255 268,093
1.75% , 08/15/41 ............ 140 94,478
2.00% , 11/15/41 - 08/15/51 ..... 173 117,288
3.00% , 05/15/42 - 08/15/52 ..... 597 470,535
4.00% , 11/15/42 - 11/15/52 ..... 142 133,626
3.88% , 02/15/43 ............ 605 558,901
3.63% , 08/15/43 - 05/15/53 ..... 150 132,167
3.75% , 11/15/43 ............ 75 67,843
2.75% , 11/15/47 ............ 198 147,943
2.88% , 05/15/49 - 05/15/52 ..... 233 176,529
2.25% , 08/15/49 - 02/15/52 ..... 145 96,111
2.38% , 05/15/51 ............ 107 72,775
1.88% , 11/15/51 ............ 78 46,598
4.13% , 08/15/53 ............ 178 170,882
U.S. Treasury Inflation Linked Notes ,
2.38% , 10/15/28 ............ 910 931,353
U.S. Treasury Notes
2.63% , 04/15/25 ............ 142 138,974
0.38% , 04/30/25 - 09/30/27 ..... 353 330,728
2.88% , 06/15/25 - 04/30/29 ..... 192 186,140
0.25% , 06/30/25 - 07/31/25 ..... 220 207,195
3.50% , 09/15/25 - 01/31/28 ..... 154 151,103
0.50% , 02/28/26 - 05/31/27 ..... 447 402,153
4.63% , 02/28/26 - 09/30/30 ..... 80 79,957
0.75% , 03/31/26 ............ 424 392,955
0.88% , 06/30/26 - 09/30/26 ..... 217 199,691
0.63% , 07/31/26 ............ 52 47,523
1.13% , 10/31/26 ............ 42 38,574
1.63% , 11/30/26 - 05/15/31 ..... 234 205,315
4.38% , 12/15/26 ............ 1 998
1.50% , 01/31/27 ............ 5 4,611
4.13% , 02/15/27 - 11/15/32 ..... 113 112,137
1.88% , 02/28/27 - 02/28/29 ..... 149 138,536
4.25% , 03/15/27 - 02/28/31 ..... 237 236,204
2.75% , 04/30/27 - 08/15/32 ..... 210 196,153
1.25% , 03/31/28 - 08/15/31 ..... 724 618,060
3.63% , 03/31/28 ............ 423 412,651
4.00% , 06/30/28 - 02/15/34 ..... 588 579,503
1.75% , 01/31/29 ............ 8 7,136
4.88% , 10/31/30 ............ 3 3,109
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
3.38% , 05/15/33 ............ USD 7 $ 6,558
Total U.S. Treasury Obligations — 21.2%
(Cost: $ 9,268,407 ) .............................. 8,836,924
Total Long-Term Investments — 126 .7%
(Cost: $ 55,044,206 ) .............................. 52,819,794
Shares
Shares
Short-Term Securities
Money Market Funds — 2.2%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 5.19%
(f) (g)
.... 923,213 923,213
Total Short-Term Securities — 2 .2%
(Cost: $ 923,213 ) ................................ 923,213
Total Options Purchased — 0 .0%
(Cost: $ 9,637 ) ................................. 10,566
Total Investments Before Options Written and TBA Sale
Commitments — 128.9%
(Cost: $ 55,977,056 ) .............................. 53,753,573
Total Options Written — ( 0 .1 ) %
(Premiums Received — $ (37,173) ) ................... (31,842)
Par (000)
Pa r (000)
TBA Sale Commitments
(e)
Government National Mortgage
Association
4.50% , 04/15/54 ............ (133) (127,790)
5.50% , 04/15/54 ............ (158) (157,852)
Uniform Mortgage-Backed Securities
1.50% , 04/25/39 ............ (3) (2,598)
2.00% , 04/25/39 - 04/25/54 ..... (272) (215,719)
2.50% , 04/25/39 - 04/25/54 ..... (1,139) (941,588)
3.50% , 04/25/39 - 05/25/54 ..... (1,835) (1,642,937)
4.00% , 04/25/54 - 05/25/54 ..... (1,016) (941,134)
4.50% , 04/25/54 ............ (24) (22,853)
5.00% , 04/25/54 ............ (640) (624,425)
5.50% , 04/25/54 ............ (1,053) (1,047,773)
6.00% , 04/25/54 ............ (65) (65,592)
6.50% , 04/25/54 - 05/25/54 ..... (1,911) (1,951,519)
7.00% , 04/25/54 ............ (400) (412,284)
Total TBA Sale Commitments — ( 19 .5 ) %
(Proceeds: $ (8,161,737) ) .......................... (8,154,064)
Total Investments Net of Options Written and TBA Sale
Commitments — 109 .3%
(Cost: $ 47,778,146 ) .............................. 45,567,667
Liabilities in Excess of Other Assets — (9.3) % ............ (3,878,849)
Net Assets — 100.0% .............................. $ 41,688,818

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Total Return Fund
Schedules of Investments
41
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
evel
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Represents or includes a TBA transaction.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
Shares
Held at
03/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 2,232,587 $ — $ (1,313,034)
(a)
$ 3,660 $ — $ 923,213 923,213 $ 41,204 $ —
— —
(a)
Represents net amount purchased (sold).

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Total Return Fund
42
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10-Year Note ................................................... 8 06/18/24 $ 886 $ (196)
U.S. Treasury Long Bond ..................................................... 3 06/18/24 361 3,378
U.S. Treasury Ultra Bond ..................................................... 3 06/18/24 387 5,430
U.S. Treasury 2-Year Note .................................................... 14 06/28/24 2,863 (3,373)
U.S. Treasury 5-Year Note .................................................... 14 06/28/24 1,498 (858)
4,381
Short Contracts
Euro-Bobl ............................................................... 7 06/06/24 893 (4,987)
Euro-Bund .............................................................. 4 06/06/24 576 (6,384)
Euro-Schatz ............................................................. 6 06/06/24 684 (517)
U.S. Treasury 10-Year Ultra Note ............................................... 10 06/18/24 1,146 (4,714)
(16,602)
$ (12,221)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 2,178 EUR 2,000 Deutsche Bank AG 06/20/24 $ 13
USD 7,633 EUR 7,000 JPMorgan Chase Bank NA 06/20/24 57
USD 125,318 EUR 115,000 Morgan Stanley & Co. International plc 06/20/24 848
USD 13,031 EUR 12,000 State Street Bank and Trust Co. 06/20/24 43
USD 2,960,822 EUR 2,707,700 UBS AG 06/20/24 30,142
$ 31,103
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........................... Bank of America NA 03/06/26 CNH 7.75 USD 1,154 $ 10,307
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.33% Annual Bank of America NA 04/05/24 3 .33 % USD 124 $ —
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.28% Annual Bank of America NA 04/12/24 3 .28 USD 123 1
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.51% Annual Deutsche Bank AG 04/19/24 3 .51 USD 121 59
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.43% Annual
JPMorgan Chase
Bank NA 04/26/24 3 .43 USD 114 57
117
Put
10-Year Interest Rate Swap
(a)
4.13% Annual 1-day SOFR Annual Bank of America NA 04/05/24 4 .13 USD 124 6
10-Year Interest Rate Swap
(a)
4.08% Annual 1-day SOFR Annual Bank of America NA 04/12/24 4 .08 USD 123 62
10-Year Interest Rate Swap
(a)
4.31% Annual 1-day SOFR Annual Deutsche Bank AG 04/19/24 4 .31 USD 121 16

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Total Return Fund
Schedules of Investments
43
OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
4.23% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 04/26/24 4 .23 % USD 114 $ 58
142
$ 259
(a)
Forward settling swaption.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
3.53% Annual 1-day SOFR Annual Bank of America NA 04/05/24 3 .53 % USD 124 $ (3)
10-Year Interest Rate Swap
(a)
3.48% Annual 1-day SOFR Annual Bank of America NA 04/12/24 3 .48 USD 123 (15)
10-Year Interest Rate Swap
(a)
3.71% Annual 1-day SOFR Annual Deutsche Bank AG 04/19/24 3 .71 USD 121 (359)
10-Year Interest Rate Swap
(a)
3.63% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 04/26/24 3 .63 USD 114 (276)
10-Year Interest Rate Swap
(a)
4.48% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 10/20/25 4 .48 USD 17 (1,346)
10-Year Interest Rate Swap
(a)
3.96% Semi-Annual 1-day SOFR Annual Deutsche Bank AG 11/17/25 3 .96 USD 6 (287)
10-Year Interest Rate Swap
(a)
4.00% Semi-Annual 1-day SOFR Annual Bank of America NA 11/17/25 4 .00 USD 31 (1,652)
10-Year Interest Rate Swap
(a)
3.97% Semi-Annual 1-day SOFR Annual Citibank NA 11/20/25 3 .97 USD 38 (1,956)
10-Year Interest Rate Swap
(a)
3.84% Semi-Annual 1-day SOFR Annual Bank of America NA 11/28/25 3 .84 USD 37 (1,677)
10-Year Interest Rate Swap
(a)
3.96% Semi-Annual 1-day SOFR Annual Citibank NA 11/28/25 3 .96 USD 22 (1,116)
10-Year Interest Rate Swap
(a)
3.40% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 12/15/25 3 .40 USD 6 (175)
10-Year Interest Rate Swap
(a)
3.55% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 03/06/26 3 .55 USD 39 (1,444)
10-Year Interest Rate Swap
(a)
3.59% Annual 1-day SOFR Annual Deutsche Bank AG 03/06/26 3 .59 USD 29 (1,116)
10-Year Interest Rate Swap
(a)
3.54% Annual 1-day SOFR Annual Citibank NA 03/09/26 3 .54 USD 46 (1,676)
10-Year Interest Rate Swap
(a)
3.55% Annual 1-day SOFR Annual Citibank NA 03/09/26 3 .55 USD 37 (1,359)
10-Year Interest Rate Swap
(a)
3.55% Annual 1-day SOFR Annual
Goldman Sachs
International 03/11/26 3 .55 USD 23 (851)
10-Year Interest Rate Swap
(a)
3.64% Annual 1-day SOFR Annual Bank of America NA 03/13/26 3 .64 USD 38 (1,560)
(16,868)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.93% Annual Bank of America NA 04/05/24 3 .93 USD 124 (165)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.88% Annual Bank of America NA 04/12/24 3 .88 USD 123 (452)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.11% Annual Deutsche Bank AG 04/19/24 4 .11 USD 121 (99)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.03% Annual
JPMorgan Chase
Bank NA 04/26/24 4 .03 USD 114 (242)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.48% Semi-Annual
JPMorgan Chase
Bank NA 10/20/25 4 .48 USD 17 (290)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.96% Semi-Annual Deutsche Bank AG 11/17/25 3 .96 USD 6 (166)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Semi-Annual Bank of America NA 11/17/25 4 .00 USD 31 (878)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.97% Semi-Annual Citibank NA 11/20/25 3 .97 USD 38 (1,112)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.84% Semi-Annual Bank of America NA 11/28/25 3 .84 USD 37 (1,216)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.96% Semi-Annual Citibank NA 11/28/25 3 .96 USD 22 (647)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.40% Annual
Morgan Stanley & Co.
International plc 12/15/25 3 .40 USD 6 (292)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.55% Annual
Morgan Stanley & Co.
International plc 03/06/26 3 .55 USD 39 (1,753)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.59% Annual Deutsche Bank AG 03/06/26 3 .59 USD 29 (1,263)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.54% Annual Citibank NA 03/09/26 3 .54 USD 46 (2,096)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.55% Annual Citibank NA 03/09/26 3 .55 USD 37 (1,658)

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Total Return Fund
44
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.55% Annual
Goldman Sachs
International 03/11/26 3 .55 % USD 23 $ (1,037)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.64% Annual Bank of America NA 03/13/26 3 .64 USD 38 (1,608)
(14,974)
$ (31,842)
(a)
Forward settling swaption.
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
42.V1 ........... 5 .00 % Quarterly 06/20/29 B+ USD 707 $ 52,203 $ 51,328 $ 875
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
4.17% Semi-Annual 1-day REPO_CORRA Semi-Annual 03/22/26 CAD 592 $ 125 $ — $ 125
1-day SOFR Annual 4.52% Annual 03/26/26 USD 434 (290) — (290)
2.49% Annual 6-mo. EURIBOR Semi-Annual 02/19/54 EUR 90 (3,066) — (3,066)
2.51% Annual 6-mo. EURIBOR Semi-Annual 02/20/54 EUR 126 (4,973) — (4,973)
2.51% Annual 6-mo. EURIBOR Semi-Annual 02/20/54 EUR 90 (3,402) — (3,402)
2.51% Annual 6-mo. EURIBOR Semi-Annual 03/01/54 EUR 45 (1,771) — (1,771)
2.46% Annual 6-mo. EURIBOR Semi-Annual 03/22/54 EUR 19 (544) — (544)
$ (13,921) $ — $ (13,921)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Abbott Laboratories ........ 1 .00 % Quarterly JPMorgan Chase Bank NA 06/20/29 USD 17 $ (455) $ (404) $ (51)
$ – $ – $ –
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day REPO_CORRA ................................... Canadian Overnight Repo Rate 5 .05%
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .32
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 3 .85

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Total Return Fund
Schedules of Investments
45
Derivative Financial Instruments Categorized by Risk Exposure
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 51,328 $ — $ 1,000 $ (14,046) $ —
OTC Swaps ..................................................... — (404) — (51) —
Options Written ................................................... N/A N/A 6,481 (1,150) (31,842)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 8,808 $ — $ 8,808
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 31,103 — — 31,103
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ — — — 10,307 259 — 10,566
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 875 — — 125 — 1,000
$ — $ 875 $ — $ 41,410 $ 9,192 $ — $ 51,477
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 21,029 $ — $ 21,029
Options written
(b)
Options written at value ..................... — — — — 31,842 — 31,842
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 14,046 — 14,046
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 455 — — — — 455
$ — $ 455 $ — $ — $ 66,917 $ — $ 67,372
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended March 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ — $ — $ (11,043) $ — $ (11,043)
Forward foreign currency exchange contracts .... — — — (34,519) — — (34,519)
Options purchased
(a)
..................... — — — (5,430) (179,217) — (184,647)
Options written ........................ — — — 1,274 134,359 — 135,633
Swaps .............................. — 20,732 — — (33,464) 4,624 (8,108)
$ — $ 20,732 $ — $ (38,675) $ (89,365) $ 4,624 $ (102,684)

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Total Return Fund
46
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ (7,712) $ — $ (7,712)
Forward foreign currency exchange contracts .... — — — 10,188 — — 10,188
Options purchased
(b)
..................... — — — 1,883 (68,859) — (66,976)
Options written ........................ — — — — 103,384 — 103,384
Swaps .............................. — 902 — — (21,182) (1,888) (22,168)
$ — $ 902 $ — $ 12,071 $ 5,631 $ (1,888) $ 16,716
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 6,950,428
Average notional value of contracts — short ................................................................................. $ 7,879,641
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 2,673,216
Options
Average value of option contracts purchased ................................................................................ $ 14,294
Average value of option contracts written ................................................................................... $ 9,282
Average notional value of swaption contracts purchased ......................................................................... $ 1,604,701
Average notional value of swaption contracts written ........................................................................... $ 4,981,897
Credit default swaps
Average notional value — buy protection ................................................................................... $ 17,000
Average notional value — sell protection ................................................................................... $ 353,500
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 777,316
Average notional value — receives fixed rate ................................................................................ $ 1,131,561
Inflation swaps
Average notional value — pays fixed rate ................................................................................... $ —
(a)
Average notional value — receives fixed rate ................................................................................ $ —
(a)
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ — $ 2,823
Forward f oreign currency exchange contracts ................................................................. 31,103 —
Options
(a) (b)
........................................................................................ 10,566 31,842
Swaps — centrally cleared .............................................................................. — 6,033
Swaps — OTC
(c)
..................................................................................... — 455
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 41,669 $ 41,153
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
— (8,856)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 41,669 $ 32,297
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Total Return Fund
Schedules of Investments
47
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 10,376 $ (9,226) $ — $ — $ 1,150
Deutsche Bank AG ............................... 88 (88) — — —
JPMorgan Chase Bank NA .......................... 172 (172) — — —
Morgan Stanley & Co. International plc .................. 848 (848) — — —
State Street Bank and Trust Co. ...................... 43 — — — 43
UBS AG ...................................... 30,142 — — — 30,142
$ 41,669 $ (10,334) $ — $ — $ 31,335
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)(d)
Bank of America NA .............................. $ 9,226 $ (9,226) $ — $ — $ —
Citibank NA .................................... 11,620 — — — 11,620
Deutsche Bank AG ............................... 3,290 (88) — — 3,202
Goldman Sachs International ........................ 1,888 — — — 1,888
JPMorgan Chase Bank NA .......................... 2,609 (172) — — 2,437
Morgan Stanley & Co. International plc .................. 3,664 (848) — — 2,816
$ 32,297 $ (10,334) $ — $ — $ 21,963
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Sustainable Total Return Fund
48
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 4,954,795 $ — $ 4,954,795
Corporate Bonds ........................................ — 13,710,343 — 13,710,343
Foreign Agency Obligations ................................. — 368,280 — 368,280
Foreign Government Obligations .............................. — 865,835 — 865,835
Municipal Bonds ......................................... — 263,296 — 263,296
Non-Agency Mortgage-Backed Securities ........................ — 2,097,100 — 2,097,100
U.S. Government Sponsored Agency Securities .................... — 21,723,221 — 21,723,221
U.S. Treasury Obligations ................................... — 8,836,924 — 8,836,924
Short-Term Securities
Money Market Funds ...................................... 923,213 — — 923,213
Options Purchased
Foreign currency exchange contracts ........................... — 10,307 — 10,307
Interest rate contracts ...................................... — 259 — 259
Liabilities
Investments
TBA Sale Commitments .................................... — (8,154,064) — (8,154,064)
$ 923,213 $ 44,676,296 $ — $ 45,599,509
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 875 $ — $ 875
Foreign currency exchange contracts ............................ — 31,103 — 31,103
Interest rate contracts ....................................... 8,808 125 — 8,933
Liabilities
Credit contracts ........................................... — (51) — (51)
Interest rate contracts ....................................... (21,029) (45,888) — (66,917)
$ (12,221) $ (13,836) $ — $ (26,057)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Statements of Assets and Liabilities
(unaudited)

March 31, 2024
49
Financial Statements
BlackRock
Sustainable
High Yield Bond
Fund
BlackRock
Sustainable
Low Duration
Bond Fund
BlackRock
Sustainable
Total Return
Fund
ASSETS
Investments, at value — unaffiliated
(a)
.......................................................... $ 44,048,528 $ 45,443,437 $ 52,830,360
Investments, at value — affiliated
(b)
............................................................ 1,594,611 1,622,948 923,213
Cash ............................................................................... 24,361 9,434 —
Cash pledged:
Futures contracts ...................................................................... 10,000 210,000 105,000
Centrally cleared swaps .................................................................. — 118,000 122,000
Foreign currency, at value
(c)
................................................................. — 22,964 165,670
Receivables: – – –
Investment s sold ...................................................................... 162,182 115,652 216,743
Swaps   ............................................................................ — — 51,847
TBA sale commitments .................................................................. — 436,125 8,161,737
Dividends — affiliated ................................................................... 3,736 6,187 3,227
Interest — unaffiliated ................................................................... 679,159 355,838 361,636
From the Manager ..................................................................... 11,875 15,995 31,877
Unrealized appreciation on: – – –
Forward foreign currency exchange contracts ................................................... — 10,543 31,103
Prepaid e xpenses ....................................................................... 31,793 37,285 58,659
Total a ssets ...........................................................................
46,566,245 48,404,408 63,063,072
LIABILITIES
Bank overdraft .......................................................................... — — 6,838
Options written, at value
(d)
.................................................................. — — 31,842
TBA sale commitments, at value
(e)
............................................................ — 433,261 8,154,064
Payables: – – –
Investments purchased .................................................................. 1,658,630 1,287,555 12,784,336
Swaps   ............................................................................ — — 51,366
Accounting services fees ................................................................. 43,350 25,031 42,228
Administration fees ..................................................................... 4 3 9
Capital shares redeemed ................................................................. — 217 652
Custodian fees ........................................................................ 6,252 6,485 10,395
Income dividend distributions .............................................................. 247,921 158,452 151,884
Interest expense ...................................................................... 116 3,232 45,182
Professional fees ...................................................................... 54,939 34,413 46,697
Registration fees ...................................................................... 1,376 — 6
Service fees ......................................................................... 19 22 27
Transfer agent fees .................................................................... 388 1,545 285
Other accrued expenses ................................................................. 11,474 16,137 39,132
Variation margin on futures contracts ......................................................... 397 869 2,823
Variation margin on centrally cleared swaps .................................................... — 9,260 6,033
Swap premiums received .................................................................. — — 404
Unrealized depreciation on: – – –
OTC swaps .......................................................................... — — 51
Total li abilities ..........................................................................
2,024,866 1,976,482 21,374,254
Commitments and contingent liabilities — — —
NET ASSETS ..........................................................................
$ 44,541,379 $ 46,427,926 $ 41,688,818

Statements of Assets and Liabilities
(unaudited) (continued)
March 31, 2024
2024
BlackRock Semi-Annual Report to Shareholders
50
See notes to financial statements.
BlackRock
Sustainable
High Yield Bond
Fund
BlackRock
Sustainable
Low Duration
Bond Fund
BlackRock
Sustainable
Total Return
Fund
NET ASSETS CONSIST OF:
Paid-in capital .......................................................................... $ 50,066,743 $ 50,125,682 $ 50,404,460
Accumulated loss ....................................................................... (5,525,364) (3,697,756) (8,715,642)
NET ASSETS ..........................................................................
$ 44,541,379 $ 46,427,926 $ 41,688,818
(a)
  Investments, at cost — unaffiliated ..................................................... $ 44,490,581 $ 46,341,173 $ 55,053,843
(b)
  Investments, at cost — affiliated ....................................................... $ 1,594,611 $ 1,622,948 $ 923,213
(c)
  Foreign currency, at cost ........................................................... $ — $ 23,848 $ 166,418
(d)
  Premiums received ............................................................... $ — $ — $ 37,173
(e)
  Proceeds received from TBA sale commitments ............................................. $ — $ 436,125 $ 8,161,737

Statements of Assets and Liabilities
(unaudited) (continued)
March 31, 2024
51
Financial Statements
See notes to financial statements.
BlackRock
Sustainable High
Yield Bond Fund
BlackRock
Sustainable Low
Duration Bond
Fund
BlackRock
Sustainable Total
Return Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................
$ 235,016 $ 205,432 $ 512,886
Shares outstanding ..................................................................
26,475 22,225 62,225
Net asset value .....................................................................
$ 8.88 $ 9.24 $ 8.24
Shares authorized ...................................................................
Unlimited Unlimited 500 million
Par value .........................................................................
$ 0.001 $ 0.001 $ 0.10
Investor A
Net assets .........................................................................
$ 99,584 $ 109,246 $ 134,267
Shares outstanding ..................................................................
11,219 11,816 16,290
Net asset value .....................................................................
$ 8.88 $ 9.25 $ 8.24
Shares authorized ...................................................................
Unlimited Unlimited 300 million
Par value .........................................................................
$ 0.001 $ 0.001 $ 0.10
Class K
Net assets .........................................................................
$ 44,206,779 $ 46,113,248 $ 41,041,665
Shares outstanding ..................................................................
4,980,000 4,987,788 4,980,000
Net asset value .....................................................................
$ 8.88 $ 9.25 $ 8.24
Shares authorized ...................................................................
Unlimited Unlimited 500 million
Par value .........................................................................
$ 0.001 $ 0.001 $ 0.10

Statements of Operations
(unaudited)
Six Months Ended March 31, 2024
2024
BlackRock Semi-Annual Report to Shareholders
52
See notes to financial statements.
BlackRock
Sustainable
High Yield Bond
Fund
BlackRock
Sustainable
Low Duration
Bond Fund
BlackRock
Sustainable
Total Return
Fund
INVESTMENT INCOME – – –
Dividends — unaffiliated ................................................................. $ 731 $ — $ —
Dividends — affiliated ................................................................... 23,391 24,286 41,204
Interest — unaffiliated ................................................................... 1,529,231 1,023,229 940,358
Total investment income ...................................................................
1,553,353 1,047,515 981,562
EXPENSES
Investment advisory .................................................................... 108,911 71,555 80,084
Professional ......................................................................... 70,883 70,441 101,833
Accounting services .................................................................... 43,351 24,833 42,274
Registration ......................................................................... 29,107 28,651 38,858
Printing and postage ................................................................... 25,471 27,346 31,168
Administration ....................................................................... 9,257 9,810 8,727
Custodian ........................................................................... 5,839 6,398 11,749
Administration — class specific ............................................................ 4,357 4,616 4,107
Directors and Officer ................................................................... 818 821 816
Service and distribution — class specific ...................................................... 124 136 165
Transfer agent — class specific ............................................................ 111 405 143
Miscellaneous ........................................................................ 5,580 9,830 21,834
Total expenses excluding interest expense .......................................................
303,809 254,842 341,758
Interest expense ...................................................................... — 13 301
Total e xpenses .........................................................................
303,809 254,855 342,059
Less: – – –
Administration fees waived ............................................................... (9,257) (9,810) (8,727)
Administration fees waived by the Manager — class specific ......................................... (4,329) (4,597) (4,057)
Fees waived and/or reimbursed by the Manager ................................................. (173,030) (157,602) (247,066)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ............................ (69) (368) (59)
Total ex penses after fees waived and/or reimbursed ................................................
117,124 82,478 82,150
Net investment income ....................................................................
1,436,229 965,037 899,412
REALIZED AND UNREALIZED GAIN (LOSS) $ 2,182,673 $ 698,394 $ 1,564,795
Net realized gain (loss) from:
Investments — unaffiliated ............................................................. $ (690,723) $ (304,236) $ (650,935)
Investments — affiliated ............................................................... — — 3,660
Forward foreign currency exchange contracts ................................................. — (36,494) (34,519)
Foreign currency transactions ........................................................... — 850 8,484
Futures contracts .................................................................... (2,528) (22,862) (11,043)
Options written ..................................................................... — 5,540 135,633
Swaps   .......................................................................... — (22,749) (8,108)
(693,251) (379,951) (556,828)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................. 2,869,118 1,378,544 2,039,131
Forward foreign currency exchange contracts ................................................. — (19,949) 10,188
Foreign currency translations ............................................................ — 59 (1,200)
Futures contracts .................................................................... 6,806 (137,775) (7,712)
Options written ..................................................................... — (3,853) 103,384
Swaps   .......................................................................... — (138,679) (22,168)
2,875,924 1,078,347 2,121,623
Net realized and unrealized gain .............................................................
2,182,673 698,396 1,564,795
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................
$ 3,618,902 $ 1,663,433 $ 2,464,207

Statements of Changes in Net Assets
53
Financial Statements
See notes to financial statements.
BlackRock Sustainable High Yield Bond Fund
BlackRock Sustainable Low Duration Bond
Fund
Six Months Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Six Months Ended
03/31/24
(unaudited)
Year Ended
09/30/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 1,436,229 $ 2,417,720 $ 965,037 $ 1,621,253
Net realized loss ................................................ (693,251) (2,434,185) (379,951) (1,831,988)
Net change in unrealized appreciation (depreciation) ........................ 2,875,924 3,804,030 1,078,347 1,754,115
Net increase in net assets resulting from operations ...........................
3,618,902 3,787,565 1,663,433 1,543,380
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ................................................... (7,279) (6,726) (3,836) (4,614)
Investor A .................................................... (3,057) (5,049) (2,018) (5,191)
Class K ...................................................... (1,402,589) (2,511,492) (920,502) (2,302,577)
Decrease in net assets resulting from distributions to shareholders .................
(1,412,925) (2,523,267) (926,356) (2,312,382)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .........
(355) 148,952 131,175 51,755
NET ASSETS
Total increase (decrease) in net assets ................................... 2,205,622 1,413,250 868,252 (717,247)
Beginning of period ................................................
42,335,757 40,922,507 45,559,674 46,276,921
End of period ....................................................
$ 44,541,379 $ 42,335,757 $ 46,427,926 $ 45,559,674
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2024
BlackRock Semi-Annual Report to Shareholders
54
See notes to financial statements.
BlackRock Sustainable Total Return Fund
Six Months Ended
03/31/24
(unaudited)
Year Ended
09/30/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 899,412 $ 1,526,865
Net realized loss .................................................................................. (556,828) (2,947,064)
Net change in unrealized appreciation (depreciation) .......................................................... 2,121,623 2,026,803
Net increase in net assets resulting from operations .............................................................
2,464,207 606,604
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ..................................................................................... (9,293) (4,251)
Investor A ...................................................................................... (2,618) (5,248)
Class K ........................................................................................ (875,728) (2,103,823)
Decrease in net assets resulting from distributions to shareholders ...................................................
(887,639) (2,113,322)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ...................................................
316,197 146,033
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 1,892,765 (1,360,685)
Beginning of period ..................................................................................
39,796,053 41,156,738
End of period ......................................................................................
$ 41,688,818 $ 39,796,053
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
55
Financial Highlights
BlackRock Sustainable High Yield Bond Fund
Institutional
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Period from
07/22/21
(a)
to 09/30/21
Net asset value, beginning of period .......................................
$ 8.44  $ 8.18  $ 9.94  $ 10.00
Net investment income
(b)
...............................................
0 .28  0 .49  0 .37  0 .05
Net realized and unrealized gain (loss) ......................................
0 .44  0 .27  ( 1 .72 ) ( 0 .05 )
Net increase (decrease) from investment operations .............................. 0.72  0.76  (1.35) 0.00
Distributions from net investment income
(c)
.................................. (0.28) (0.50) (0.41) (0.06)
Net asset value, end of period ............................................ $ 8.88  $ 8.44  $ 8.18  $ 9.94
Total Return
(d)
— — — —
Based on net asset value ................................................ 8.63%
(e)
9.40% (13.97)% 0.01%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .......................................................
1.41%
(g)
1.56% 1.75% 1.32%
(g) (h)
Total expenses after fees waived and/or reimbursed ..............................
0.58%
(g)
0.58% 0.57% 0.58%
(g)
Net investment income .................................................
6.55%
(g)
5.70% 3.96% 2.80%
(g)
Supplemental Data
Net assets, end of period (000) ............................................ $ 235  $ 217  $ 83  $ 99
Portfolio turnover rate ................................................... 37% 37% 47% 10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.40%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders
56
BlackRock Sustainable High Yield Bond Fund
Investor A
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Period from
07/22/21
(a)
to 09/30/21
Net asset value, beginning of period ........................................
$ 8.44  $ 8.18  $ 9.94  $ 10.00
Net investment income
(b)
................................................
0 .27  0 .46  0 .34  0 .05
Net realized and unrealized gain (loss) .......................................
0 .44  0 .28  ( 1 .72 ) ( 0 .05 )
Net increase (decrease) from investment operations ............................... 0.71  0.74  (1.38) 0.00
Distributions from net investment income
(c)
................................... (0.27) (0.48) (0.38) (0.06)
Net asset value, end of period ............................................. $ 8.88  $ 8.44  $ 8.18  $ 9.94
Total Return
(d)
— — — —
Based on net asset value ................................................. 8.50%
(e)
9.13% (14.18)% (0.03)%
(e)
Ratios to Average Net Assets
(f)
Total expen ses ........................................................
1.72%
(g)
1.83% 2.00% 1.58%
(g) (h)
Total expenses after fees waived and/or reimbursed ...............................
0.84%
(g)
0.83% 0.82% 0.83%
(g)
Net investment income ..................................................
6.29%
(g)
5.39% 3.71% 2.55%
(g)
Supplemental Data
Net assets, end of period (000) ............................................. $ 100  $ 101  $ 84  $ 99
Portfolio turnover rate .................................................... 37% 37% 47% 10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.65%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
57
Financial Highlights
BlackRock Sustainable High Yield Bond Fund
Class K
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Year Ended
09/30/22
Period from
07/22/21
(a)
to 09/30/21
Net asset value, beginning of period .......................................
$ 8.44  $ 8.18  $ 9.94  $ 10.00
Net investment income
(b)
...............................................
0 .29  0 .48  0 .37  0 .05
Net realized and unrealized gain (loss) ......................................
0 .43  0 .28  ( 1 .72 ) ( 0 .05 )
Net increase (decrease) from investment operations .............................. 0.72  0.76  (1.35) 0.00
Distributions from net investment income
(c)
.................................. (0.28) (0.50) (0.41) (0.06)
Net asset value, end of period ............................................ $ 8.88  $ 8.44  $ 8.18  $ 9.94
Total Return
(d)
— — — —
Based on net asset value ................................................ 8.66%
(e)
9.44% (13.93)% 0.02%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .......................................................
1.39%
(g)
1.52% 1.46% 0.96%
(g) (h)
Total expenses after fees waived and/or reimbursed ..............................
0.54%
(g)
0.53% 0.53% 0.53%
(g)
Net investment income .................................................
6.59%
(g)
5.67% 4.00% 2.85%
(g)
Supplemental Data
Net assets, end of period (000) ............................................ $ 44,207  $ 42,017  $ 40,755  $ 49,509
Portfolio turnover rate ................................................... 37% 37% 47% 10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.04%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders
58
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.34% and 0.39%, respectively.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Sustainable Low Duration Bond Fund
Institutional
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period .......................................................
$ 9.10  $ 9.25  $ 10.00
Net investment income
(b)
...............................................................
0 .19  0 .32  0 .11
Net realized and unrealized gain (loss) ......................................................
0 .13  ( 0 .01 ) ( 0 .73 )
Net increase (decrease) from investment operations .............................................. 0.32  0.31  (0.62)
Distributions from net investment income
(c)
.................................................. (0.18) (0.46) (0.13)
Net asset value, end of period ............................................................ $ 9.24  $ 9.10  $ 9.25
Total Return
(d)
— — —
Based on net asset value ................................................................ 3.57%
(e)
3.40% (6.24)%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .......................................................................
1.09%
(g)
1.14% 1.31%
(g) (h)
Total expenses after fees waived and/or reimbursed ..............................................
0.38%
(g)
0.39% 0.37%
(g) (h)
Net investment income .................................................................
4.13%
(g)
3.49% 1.24%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................ $ 205  $ 140  $ 93
Portfolio turnover rate
(i)
.................................................................. 58% 201% 178%
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Period from
10/18/21
to 09/30/22
Portfolio turnover rate (excluding MDRs) ..................................................................
49% 174% 167%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
59
Financial Highlights
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.50% and 0.64%, respectively.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Sustainable Low Duration Bond Fund
Investor A
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period .......................................................
$ 9.10  $ 9.25  $ 10.00
Net investment income
(b)
...............................................................
0 .18  0 .30  0 .10
Net realized and unrealized gain (loss) ......................................................
0 .14  ( 0 .01 ) ( 0 .74 )
Net increase (decrease) from investment operations .............................................. 0.32  0.29  (0.64)
Distributions from net investment income
(c)
.................................................. (0.17) (0.44) (0.11)
Net asset value, end of period ............................................................ $ 9.25  $ 9.10  $ 9.25
Total Return
(d)
— — —
Based on net asset value ................................................................ 3.55%
(e)
3.14% (6.46)%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .......................................................................
1.97%
(g)
2.72% 1.48%
(g) (h)
Total expenses after fees waived and/or reimbursed ..............................................
0.66%
(g)
0.65% 0.62%
(g) (h)
Net investment income .................................................................
3.88%
(g)
3.23% 1.08%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................ $ 109  $ 107  $ 110
Portfolio turnover rate
(i)
.................................................................. 58% 201% 178%
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Period from
10/18/21
to 09/30/22
Portfolio turnover rate (excluding MDRs) ..................................................................
49% 174% 167%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders
60
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.07% and 0.35%, respectively.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Sustainable Low Duration Bond Fund
Class K
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period .......................................................
$ 9.10  $ 9.25  $ 10.00
Net investment income
(b)
...............................................................
0 .19  0 .32  0 .12
Net realized and unrealized gain (loss) ......................................................
0 .14  ( 0 .01 ) ( 0 .74 )
Net increase (decrease) from investment operations .............................................. 0.33  0.31  (0.62)
Distributions from net investment income
(c)
.................................................. (0.18) (0.46) (0.13)
Net asset value, end of period ............................................................ $ 9.25  $ 9.10  $ 9.25
Total Return
(d)
— — —
Based on net asset value ................................................................ 3.70%
(e)
3.44% (6.20)%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .......................................................................
1.10%
(g)
1.09% 1.04%
(g) (h)
Total expenses after fees waived and/or reimbursed ..............................................
0.36%
(g)
0.35% 0.33%
(g) (h)
Net investment income .................................................................
4.18%
(g)
3.53% 1.28%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................ $ 46,113  $ 45,312  $ 46,074
Portfolio turnover rate
(i)
.................................................................. 58% 201% 178%
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Period from
10/18/21
to 09/30/22
Portfolio turnover rate (excluding MDRs) ..................................................................
49% 174% 167%
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
61
Financial Highlights
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.61% and 0.43%, respectively.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Sustainable Total Return Fund
Institutional
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period ......................................................
$ 7.93  $ 8.23  $ 10.00
Net investment income
(b)
..............................................................
0 .18  0 .30  0 .16
Net realized and unrealized gain (loss) .....................................................
0 .30  ( 0 .18 ) ( 1 .76 )
Net increase (decrease) from investment operations ............................................. 0.48  0.12  (1.60)
Distributions from net investment income
(c)
................................................. (0.17) (0.42) (0.17)
Net asset value, end of period ........................................................... $ 8.24  $ 7.93  $ 8.23
Total Return
(d)
— — —
Based on net asset value ............................................................... 6.15%
(e)
1.33% (16.16)%
(e) (f)
Ratios to Average Net Assets
(g)
Total expen ses ......................................................................
1.62%
(h)
1.80% 1.58%
(h) (i)
Total expenses after fees waived and/or reimbursed .............................................
0.42%
(h)
0.43% 0.40%
(h) (i)
Net investment income ................................................................
4.29%
(h)
3.64% 1.80%
(h)
Supplemental Data
Net assets, end of period (000) ........................................................... $ 513  $ 182  $ 82
Portfolio turnover rate
(j)
................................................................. 443% 704% 604%
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Period from
10/18/21
to 09/30/22
Portfolio turnover rate (excluding MDRs) ..................................................................
271% 434% 360%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders
62
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.84% and 0.73%, respectively.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Sustainable Total Return Fund
Investor A
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period ......................................................
$ 7.93  $ 8.23  $ 10.00
Net investment income
(b)
..............................................................
0 .16  0 .28  0 .13
Net realized and unrealized gain (loss) .....................................................
0 .31  ( 0 .18 ) ( 1 .76 )
Net increase (decrease) from investment operations ............................................. 0.47  0.10  (1.63)
Distributions from net investment income
(c)
................................................. (0.16) (0.40) (0.14)
Net asset value, end of period ........................................................... $ 8.24  $ 7.93  $ 8.23
Total Return
(d)
— — —
Based on net asset value ............................................................... 5.98%
(e)
1.06% (16.38)%
(e) (f)
Ratios to Average Net Assets
(g)
Total expen ses ......................................................................
2.04%
(h)
2.05% 1.81%
(h) (i)
Total expenses after fees waived and/or reimbursed .............................................
0.76%
(h)
0.71% 0.70%
(h) (i)
Net investment income ................................................................
4.02%
(h)
3.42% 1.53%
(h)
Supplemental Data
Net assets, end of period (000) ........................................................... $ 134  $ 128  $ 92
Portfolio turnover rate
(j)
................................................................. 443% 704% 604%
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Period from
10/18/21
to 09/30/22
Portfolio turnover rate (excluding MDRs) ..................................................................
271% 434% 360%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
63
Financial Highlights
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.33% and 0.39%, respectively.
(j)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Sustainable Total Return Fund
Class K
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Period from
10/18/21
(a)
to 09/30/22
Net asset value, beginning of period ......................................................
$ 7.93  $ 8.23  $ 10.00
Net investment income
(b)
..............................................................
0 .18  0 .31  0 .16
Net realized and unrealized gain (loss) .....................................................
0 .31  ( 0 .19 ) ( 1 .76 )
Net increase (decrease) from investment operations ............................................. 0.49  0.12  (1.60)
Distributions from net investment income
(c)
................................................. (0.18) (0.42) (0.17)
Net asset value, end of period ........................................................... $ 8.24  $ 7.93  $ 8.23
Total Return
(d)
— — —
Based on net asset value ............................................................... 6.17%
(e)
1.37% (16.12)%
(e) (f)
Ratios to Average Net Assets
(g)
Total expen ses ......................................................................
1.67%
(h)
1.68% 1.30%
(h) (i)
Total expenses after fees waived and/or reimbursed .............................................
0.40%
(h)
0.39% 0.36%
(h) (i)
Net investment income ................................................................
4.38%
(h)
3.68% 1.84%
(h)
Supplemental Data
Net assets, end of period (000) ........................................................... $ 41,042  $ 39,486  $ 40,982
Portfolio turnover rate
(j)
................................................................. 443% 704% 604%
Six Months
Ended
03/31/24
(unaudited)
Year Ended
09/30/23
Period from
10/18/21
to 09/30/22
Portfolio turnover rate (excluding MDRs) ..................................................................
271% 434% 360%
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2024
BlackRock Semi-Annual Report to Shareholders
64
1. ORGANIZATION
BlackRock Funds V (the “Trust”) and BlackRock Bond Fund, Inc. (the “Corporation”) are each registered under the Investment Company Act of 1940, as amended (the “1940
Act”), as open-end management investment companies. The Trust is organized as a Massachusetts business trust. The Corporation is organized as a Maryland corporation.
The following are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
(a)
 Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
The Board of Trustees of BlackRock Funds V and Board of Directors of BlackRock Bond Fund, Inc. are collectively referred to throughout this report as the “Board”, and the directors/trustees thereof are collectively referred to throughout this report as “Directors”.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
“trade dates”).Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the  Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Bank Overdraft:  Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Registrant Name Fund Name Herein Referred To As
Diversification
Classification
BlackRock Funds V ..................... BlackRock Sustainable High Yield Bond Fund Sustainable High Yield Bond Diversified
BlackRock Funds V ..................... BlackRock Sustainable Low Duration Bond Fund Sustainable Low Duration Bond Diversified
BlackRock Bond Fund, Inc. ................ BlackRock Sustainable Total Return Fund Sustainable Total Return Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional and Class K Shares ..................................... No No None
Investor A Shares .............................................. Yes No
(a)
None

Notes to Financial Statements
(unaudited) (continued)
65
Notes to Financial Statements
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board, the Directors who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Directors ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors . This has the same economic effect for the Independent  Directors as if the Independent  Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-
Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Directors and Officer expense on the Statements of Operations. The Directors and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the
Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders
66
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)
67
Notes to Financial Statements
prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders
68
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the  Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

Notes to Financial Statements
(unaudited) (continued)
69
Notes to Financial Statements
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Swaptions – The Funds may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options – The Funds may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders
70
acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Corporation and the Trust, on behalf of the applicable Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’
investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each
Fund.

Notes to Financial Statements
(unaudited) (continued)
71
Notes to Financial Statements
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
With respect to each Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”), and with respect to Sustainable
Low Duration Bond and Sustainable Total Return, BlackRock (Singapore) Limited (“BSL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of each Fund for which BIL and BSL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service Fees: The Corporation and the  Trust , on behalf of the applicable Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock
Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service  Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays
BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker-
dealer for providing shareholder servicing related services to shareholders.
For the six months ended March 31, 2024, the following table shows the class specific service borne directly by each share class of each Fund:
Administration: The Corporation and the Trust, on behalf of the applicable Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended March 31, 2024, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the  six months  ended March 31, 2024, the Funds  did not pay any amounts to affiliates in return for these services.
Investment Advisory Fees
Average Daily Net Assets
Sustainable High
Yield Bond
Sustainable Low
Duration Bond
Sustainable Total
Return
First $1 billion ............................................................................. 0.500% 0.310% 0.390%
$1 billion - $3 billion ......................................................................... 0.470 0.290 0.370
$3 billion - $5 billion ......................................................................... 0.450 0.280 0.350
$5 billion - $10 billion ........................................................................ 0.440 0.270 0.340
Greater than $10 billion ....................................................................... 0.430 0.260 0.330
Share Class Service Fees
Investor A .............................................................................................................. 0.25%
Fund Name Investor A
Sustainable High Yield Bond .................................................................................................. $ 124
Sustainable Low Duration Bond ................................................................................................ 136
Sustainable Total Return ..................................................................................................... 165
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Fund Name Institutional Investor A Class K Total
Sustainable High Yield Bond ................................................................... $ 23 $ 10 $ 4,324 $ 4,357
Sustainable Low Duration Bond ................................................................. 19 11 4,586 4,616
Sustainable Total Return ...................................................................... 44 13 4,050 4,107

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders
72
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended March 31, 2024, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the six months ended March 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Expense Limitations, Waivers, Reimbursements and Recoupments: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30,
2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the
period ended March 31, 2024, the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-
income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended March 31, 2024, Sustainable Total Return Fund waived $83 in investment advisory fees pursuant to these arrangements.
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of
Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended March 31, 2024, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
The Funds also had a waiver of administration fees, which are included in Administration fees waived by the Manager in the Statements of Operations. For the six months ended March 31, 2024, the amounts waived were as follows:
Fund Name Institutional Investor A Class K Total
Sustainable High Yield Bond ................................................................... $ 24 $ 21 $ 50 $ 95
Sustainable Low Duration Bond ................................................................. 8 17 61 86
Sustainable Total Return ...................................................................... 8 28 39 75
Fund Name Institutional Investor A Class K Total
Sustainable High Yield Bond ................................................................... $ 24 $ 37 $ 50 $ 111
Sustainable Low Duration Bond ................................................................. 10 334 61 405
Sustainable Total Return ...................................................................... 19 85 39 143
Fund Name Amounts Waived
Sustainable High Yield Bond ............................................................................................. $ 338
Sustainable Low Duration Bond ........................................................................................... 354
Sustainable Total Return ................................................................................................ 570
Fund Name Institutional Investor A Class K
Sustainable High Yield Bond .......................................................................... 0.58% 0.83% 0.53%
Sustainable Low Duration Bond ........................................................................ 0.40 0.65 0.35
Sustainable Total Return ............................................................................. 0.44 0.75 0.39
Fund Name
Fees Waived
and/or
Reimbursed
by the
Manager
Sustainable High Yield Bond ................................................................................................... $ 172,692
Sustainable Low Duration Bond ................................................................................................. 157,248
Sustainable Total Return ...................................................................................................... 246,413
Fund Name
Administration
fees waived
Sustainable High Yield Bond ................................................................................................... $ 9,257
Sustainable Low Duration Bond ................................................................................................. 9,810
Sustainable Total Return ...................................................................................................... 8,727

Notes to Financial Statements
(unaudited) (continued)
73
Notes to Financial Statements
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the six months ended March 31, 2024, class specific expense waivers and/or reimbursements were as follows:
With respect to the contractual expense limitation, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective July 22, 2028, the repayment arrangement between Sustainable High Yield Bond and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated. Effective
October 19, 2028, the repayment arrangement between Sustainable Low Duration Bond and Sustainable Total Return and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under each Fund's contractual caps on net expenses will be terminated.
As of March 31, 2024, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement were as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency
Fund Name/Share Class
Administration Fees
Waived by the Manager
- Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
- Class Specific
Sustainable High Yield Bond
Investor A ..................................................................................... $ 5 $ 19
Class K ...................................................................................... 4,324 50
$ 4,329 $ 69
Sustainable Low Duration Bond
Investor A ..................................................................................... $ 11 $ 307
Class K ...................................................................................... 4,586 61
$ 4,597 $ 368
Sustainable Total Return
Investor A ..................................................................................... 7 20
Class K ...................................................................................... 4,050 39
$ 4,057 $ 59
Expiring September 30,
2024 2025 2026
Sustainable High Yield Bond .........................................................
Fund Level ................................................................... $ 419,665 $ 409,708 $ 181,949
Institutional ................................................................... 246 43 —
Investor A .................................................................... 246 41 24
Class K ...................................................................... 9,456 8,681 4,374
Sustainable Low Duration Bond
Fund Level ................................................................... 300,554 330,205 167,058
Institutional ................................................................... 229 10 —
Investor A .................................................................... 221 1,487 31 8
Class K ...................................................................... 9,414 9,333 4,647
Sustainable Total Return
Fund Level ................................................................... 381,248 523,479 255,140
Institutional ................................................................... 231 14 —
Investor A .................................................................... 187 27 27
Class K ...................................................................... 9,014 8,451 4,089

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders
74
purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended March 31, 2024, the Funds did not participate in the Interfund Lending Program.
Directors and Officers: Certain directors and/or officers of the Corporation and the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the
Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in  Directors  and Officer in the Statements of Operations.
7. PURCHASES AND SALES
For the six months ended March 31, 2024, purchases and sales of investments, including paydowns, mortgage dollar rolls and excluding short-term securities, were as follows:
For the six months ended March 31, 2024, purchases and sales related to mortgage dollar rolls were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of September 30, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:
As of March 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Corporation and the Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day,
$2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus
0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of
Participating Funds. During the six months ended March 31, 2024, the Funds did not borrow under the credit agreement.
U.S. Government Securities
Other Securities
Fund Name Purchases Sales Purchases Sales
Sustainable High Yield Bond .............................................. $ — $ — $ 15,915,670 $ 16,372,215
Sustainable Low Duration Bond ............................................ 6,309,825 4,379,114 19,335,770 22,995,597
Sustainable Total Return ................................................. 17,324,311 17,765,874 176,528,154 177,398,774
Fund Name Purchases Sales
Sustainable Low Duration Bond ............................................................................ $ 4,168,275 $ 4,166,773
Sustainable Total Return ................................................................................. 75,125,255 75,113,060
Fund Name
Non-Expiring
Capital Loss
Carryforwards
Qualified Late-Year
Ordinary Losses
Total
Sustainable High Yield Bond .............................................................. $ (4,188,151) $ — $ (4,188,151)
Sustainable Low Duration Bond ............................................................ (1,735,629) (390,499) (2,126,128)
Sustainable Total Return ................................................................. (5,592,301) (307,362) (5,899,663)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Sustainable High Yield Bond .......................................... $ 46,240,078 $ 647,313 $ (1,242,348) $ (595,035)
Sustainable Low Duration Bond ........................................ 48,030,021 175,600 (1,289,846) (1,114,246)
Sustainable Total Return ............................................ 56,036,385 312,909 (2,576,932) (2,264,023)

Notes to Financial Statements
(unaudited) (continued)
75
Notes to Financial Statements
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Market Risk : Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders
76
securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact certain Funds’ performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-
backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Funds may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate
(“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates
LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Six Months Ended
03/31/24
Year Ended
09/30/23
Fund Name/Share Class
Shares Amount Shares Amount
Sustainable High Yield Bond
Institutional
Shares sold ..........................................
183 $ 1,624 15,390 $ 132,950
Shares issued in reinvestment of distributions .....................
514 4,480 201 1,720
697 $ 6,104 15,591 $ 134,670
Investor A
Shares sold ..........................................
610 $ 5,400 1,631 $ 14,027
Shares issued in reinvestment of distributions .....................
40 348 30 255
Shares redeemed ......................................
(1,381) (12,207) — —
(731) $ (6,459) 1,661 $ 14,282
(34) $ (355) 17,252 $ 148,952
Sustainable Low Duration Bond
Institutional
Shares sold ..........................................
9,004 $ 82,672 5,438 $ 49,487
Shares issued in reinvestment of distributions .....................
217 2,004 3 26
Shares redeemed ......................................
(2,437) (22,517) — —
6,784 $ 62,159 5,441 $ 49,513
Investor A
Shares sold ..........................................
— $ — 30 $ 271
Shares issued in reinvestment of distributions .....................
33 307 91 835
Shares redeemed ......................................
(30) (274) (212) (1,927)
3 $ 33 (91) $ (821)

Notes to Financial Statements
(unaudited) (continued)
77
Notes to Financial Statements
As of March 31, 2024, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
12. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following item was noted:
Effective April 11, 2024, the 364-day credit agreement to which the Trust, on behalf of the Funds, and the Participating Funds are party, was amended to (i) decrease the aggregate commitment amount to $2.40 billion, and (ii) extend the termination date to April 2025.
d
Six Months Ended
03/31/24
Year Ended
09/30/23
Fund Name/Share Class
Shares Amount Shares Amount
Class K
Shares sold ..........................................
7,505 $ 69,471 329 $ 3,000
Shares issued in reinvestment of distributions .....................
64 595 7 63
Shares redeemed ......................................
(117) (1,083) — —
7,452 $ 68,983 336 $ 3,063
14,239 $ 131,175 5,686 $ 51,755
Sustainable Total Return
Institutional
Shares sold ..........................................
41,494 $ 332,939 12,913 $ 103,566
Shares issued in reinvestment of distributions .....................
919 7,547 8 60
Shares redeemed ......................................
(3,109) (25,007) — —
39,304 $ 315,479 12,921 $ 103,626
Investor A
Shares sold ..........................................
— $ — 5,978 $ 50,290
Shares issued in reinvestment of distributions .....................
124 1,004 151 1,251
Shares redeemed ......................................
(37) (286) (1,118) (9,134)
87 $ 718 5,011 $ 42,407
39,391 $ 316,197 17,932 $ 146,033
Institutional Investor A Class K
Sustainable High Yield Bond .......................................................................... 10,000 10,000 4,980,000
Sustainable Low Duration Bond ........................................................................ 10,000 10,000 4,980,000
Sustainable Total Return ............................................................................. 10,000 10,000 4,980,000

Statement Regarding Liquidity Risk Management Program
2024
BlackRock Semi-Annual Report to Shareholders
78
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds V (the “Trust”) and BlackRock Bond Fund,
Inc. (the “Corporation”) have adopted and implemented a liquidity risk management program (the “Program”) for the BlackRock Sustainable High Yield Bond Fund, BlackRock
Sustainable Low Duration Bond Fund and BlackRock Sustainable Total Return Fund (the “Funds”), each a series of the Trust or the Corporation, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Directors/Trustees (the “Board”), as applicable, of the Trust and the Corporation, on behalf of the Funds met on November 14-15, 2023 (the “Meeting”) to
review the Program. The Board previously appointed BlackRock Advisors, LLC ("BlackRock"), the investment adviser to each Fund, as the program administrator for each
Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting,
the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the
“Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a)
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes
(such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. A fund’s derivative exposure was also considered in such calculation.
b)
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
.
During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size utilized for liquidity classifications. Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c)
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to each Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V, and
BlackRock Floating Rate Loan ETF, a series of BlackRock ETF Trust II). The Committee also considered other types of borrowing available to the funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Additional Information
79
Additional Information
Proxy Results
BlackRock Funds V
A Special Meeting of Shareholders was held on November 9, 2023 for shareholders of record on September 11, 2023, to elect Trustees to the Trust's Board.
Shareholders elected the Trustees* as follows:
* Denotes Trust-wide proposal and voting results.
Board Members whose term of office continued after the Special Meeting of Shareholders because they were not up for election are R. Glenn Hubbard, W. Carl Kester,
Cynthia L. Egan, Frank J. Fabozzi, Catherine A. Lynch, Robert Fairbairn and John M. Perlowski. Frank J. Fabozzi's term as a Board Member of the Funds ended on
December 31, 2023.
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Votes For Votes Withheld
Lorenzo A. Flores 6,098,355,552 50,013,664
Stayce D. Harris 6,100,362,778 48,006,437
J. Phillip Holloman 6,094,339,498 54,029,718
Arthur P. Steinmetz 6,096,630,633 51,738,582

Additional Information
(continued)
2024
BlackRock Semi-Annual Report to Shareholders
80
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
(a)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Sustainable Low Duration Bond Fund and BlackRock Sustainable Total Return Fund.

Glossary of Terms Used in this Report
81
Glossary of Terms Used in this Report
Currency Abbreviation
CAD Canadian Dollar
CNH Chinese Yuan Offshore
EUR Euro
JPY Japanese Yen
MXN Mexican Peso
USD United States Dollar
Portfolio Abbreviation
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
LIBOR London Interbank Offered Rate
OTC Over-the-counter
PIK Payment-In-Kind
RB Revenue Bonds
REIT Real Estate Investment Trust
REPO_CORRA Canadian Overnight Repo Rate
SOFR Secured Overnight Financing Rate
TBA To-be-announced
TONAR Tokyo Overnight Average Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
SHYB-03/24-SAR

Item 2 –  Code of Ethics – Not Applicable to this semi-annual report
Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –  Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –
Disclosure of Securities Lending Activities for Closed-End Management Investment
   Companies
– Not Applicable

Item 13 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 14 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Section 302 Certifications are attached

<<section302>>
(a)(3) Any written solicitation to purchase securities under Rule 23c-1 –
Not Applicable
(a)(4) Change in Registrant’s independent public accountant –
Not Applicable
(b) Section 906 Certifications are attached
<<section906>>

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds V

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V

Date: May 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V

Date: May 22, 2024

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds V

Date: May 22, 2024